    FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 22, 2015
                                                    REGISTRATION NO. 333-162673
                                           INVESTMENT COMPANY ACT NO. 811-07325

================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4

                               -----------------

                            REGISTRATION STATEMENT
                                     UNDER
                          THE SECURITIES ACT OF 1933
                        POST-EFFECTIVE AMENDMENT NO. 23
                                      AND
                            REGISTRATION STATEMENT
                                     UNDER
                      THE INVESTMENT COMPANY ACT OF 1940
                               AMENDMENT NO. 159

                               -----------------

             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                          (EXACT NAME OF REGISTRANT)

                               -----------------

                         PRUCO LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

                             213 WASHINGTON STREET
                         NEWARK, NEW JERSEY 07102-2992
                                (973) 802-7333
   (ADDRESS AND TELEPHONE NUMBER OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

                               -----------------

                              J. MICHAEL LOW, ESQ
                      LEWIS BRISBOIS BISGAARD & SMITH LLP
         PHOENIX PLAZA TOWER II, 2929 NORTH CENTRAL AVENUE, SUITE 1700
                            PHOENIX, ARIZONA 85012
                                (602) 385-7854
           (NAME, ADDRESS AND TELEPHONE NUMBER OF AGENT FOR SERVICE)

                                  COPIES TO:

                               WILLIAM J. EVERS
                                VICE PRESIDENT
                             213 WASHINGTON STREET
                         NEWARK, NEW JERSEY 07102-2992
                                (973) 802-3716

          APPROXIMATE DATE OF PROPOSED SALE TO THE PUBLIC: CONTINUOUS

                               -----------------

It is proposed that this filing become effective: (check appropriate space)

[_] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on December 30, 2015 pursuant to paragraph (b) of Rule 485

[_] 60 days after filing pursuant to paragraph (a)(i) of Rule 485

[_] on            pursuant to paragraph (a)(i) of Rule 485

[_] 75 days after filing pursuant to paragraph (a)(ii) of Rule 485

[_] on            pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                     TITLE OF SECURITIES BEING REGISTERED:

Units of interest in Separate Accounts under variable annuity contracts.

================================================================================

EXPLANATORY NOTE:

Registrant is filing this Post-Effective Amendment No. 23 to Registration Statement No. 333-162673 for the purpose of including in the Registration Statement a Prospectus supplement, a revised Statement of Additional Information, including financial statements filed therewith, and Part C. This Post-Effective Amendment No. 23 incorporates by reference the prospectus dated April 30, 2015, contained in Part A of Post-Effective Amendment No. 22 filed on April 8, 2015.

                         PRUCO LIFE INSURANCE COMPANY
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

                      Supplement dated December 30, 2015
                     to Prospectuses dated April 30, 2015

This supplement should be read and retained with the prospectus for your Annuity. This supplement is intended to update certain information in the Prospectus for the variable annuity you own, and is not intended to be a prospectus or offer for any other variable annuity listed here that you do not own. If you would like another copy of the current prospectus, please call us at 1-888-PRU-2888.

This supplement describes a new portfolio of the Advanced Series Trust ("AST").

New AST Portfolio

AST Bond Portfolio 2027. Effective on or about January 4, 2016, a variable investment option that invests in this Portfolio will be added to your Annuity. Please note, however, that the investment option is not available for the allocation of Purchase Payments or for transfers - either incoming or outgoing. This Portfolio is available only with certain optional living benefits. The inside front cover of the prospectus is hereby amended to include the name of this new Portfolio.

In conjunction with the changes described above, we have revised the table in the Prospectus entitled "Underlying Mutual Fund Portfolio Annual Expenses" in "Summary of Contract Fees and Charges".

                                                                    Broker              Total                     Net
                                                          Dividend Fees and Acquired   Annual                   Annual
                                             Distribution Expense  Expenses Portfolio Portfolio  Fee Waiver or   Fund
      Underlying         Management  Other     (12b-1)    on Short on Short  Fees &   Operating     Expense    Operating
       Portfolio            Fees    Expenses     Fees      Sales    Sales   Expenses  Expenses   Reimbursement Expenses
------------------------ ---------- -------- ------------ -------- -------- --------- ---------  ------------- ---------
AST Bond Portfolio 2027     0.48%     0.08%      0.25%      0.00%    0.00%    0.00%     0.81%/1/     0.00%       0.81%

/1/ The Portfolio will commence operations on or about January 4, 2016.
    Estimate based in part on assumed average daily net assets of $200 million for the Portfolio for the fiscal period ending December 31, 2016.

In the section titled, "Investment Options," we add the following summary description for the Portfolio described above to the Investment
Objectives/Policies table as follows:

                                                              PORTFOLIO
STYLE/                                                         ADVISOR/
TYPE            INVESTMENT OBJECTIVES/POLICIES               SUBADVISOR(S)
------- -----------------------------------------------  ----------------------
FIXED   AST Bond Portfolio 2027 : Seeks the highest      PGIM, Inc. (formerly
INCOME  total return for a specific period of time,      Prudential Investment
        consistent with the preservation of capital and    Management, Inc.)
        liquidity needs. Total return is comprised of current income and capital appreciation.


GENPRODSUP5

                                    PART B
                      STATEMENT OF ADDITIONAL INFORMATION


               APRIL 30, 2015, AS SUPPLEMENTED DECEMBER 30, 2015


             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                          VARIABLE ANNUITY CONTRACTS

The Prudential Premier(R) Retirement Variable Annuity X SERIES/SM/ ("X SERIES") Prudential Premier(R) Retirement Variable Annuity B SERIES/SM/ ("B SERIES"), Prudential Premier(R) Retirement Variable Annuity L SERIES/SM/ ("L SERIES"), and Prudential Premier(R) Retirement Variable Annuity C SERIES/SM/ ("C SERIES") annuity contracts (the "Annuities" or the "Annuity") are individual variable annuity contracts issued by Pruco Life Insurance Company ("Pruco Life"), a stock life insurance company that is an indirect wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential") and is funded through the Pruco Life Flexible Premium Variable Annuity Account (the "Account"). Each Annuity could be purchased by making an initial purchase payment of $10,000 or more (except for the B Series, which has a $1,000 minimum initial purchase payment). With some restrictions, you can make additional purchase payments by means other than electronic fund transfer of no less than $100 at any time during the accumulation phase. However, we impose a minimum of $50 with respect to additional purchase payments made through electronic fund transfers.


This Statement of Additional Information is not a prospectus and should be read in conjunction with the X Series, the L Series, the B Series and the C Series prospectus dated April 30, 2015, as supplemented December 30, 2015. To obtain a copy of the prospectus, without charge, you can write to the Prudential Annuity Service Center, P.O. Box 7960, Philadelphia, Pennsylvania 19176, or contact us by telephone at (888) PRU-2888.


                               TABLE OF CONTENTS


                                                                           PAGE
                                                                           ----
Company                                                                      2
Experts                                                                      2
Principal Underwriter                                                        2
Payments Made to Promote Sale of Our Products                                2
Cyber Security Risk                                                          3
Determination of Accumulation Unit Values                                    3
Separate Account Financial Information                                      A1
Company Financial Information                                               B1

         Pruco Life Insurance Company Prudential Annuity Service Center
            213 Washington Street              P.O. Box 7960
            Newark, NY 07102-2992          Philadelphia, PA 19176
                                           Newark, NY 07102-2992
                                          Telephone: (888) Pru-2888

The Prudential Premier(R) Retirement Variable Annuity X SERIES/SM/ ("X SERIES") Prudential Premier(R) Retirement Variable Annuity B SERIES/SM/ ("B SERIES"), Prudential Premier(R) Retirement Variable Annuity L SERIES/SM/ ("L SERIES"), and Prudential Premier(R) Retirement Variable Annuity C SERIES/SM/ ("C SERIES") are service marks of The Prudential Insurance Company of America.

                                    COMPANY

Pruco Life Insurance Company ("Pruco Life") is a stock life insurance company organized in 1971 under the laws of the State of Arizona. Pruco Life is licensed to sell life insurance and annuities in the District of Columbia, Guam and in all states except New York.

Pruco Life is a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential"), a stock life insurance company founded in 1875 under the laws of the State of New Jersey. Prudential is an indirect wholly-owned subsidiary of Prudential Financial, Inc. ("Prudential Financial"), a New Jersey insurance holding company.

                                    EXPERTS

The consolidated financial statements of Pruco Life Insurance Company and its subsidiaries as of December 31, 2014 and 2013 and for each of the three years in the period ended December 31, 2014 and the financial statements of Pruco Life Flexible Premium Variable Annuity Account as of December 31, 2014 and for each of the periods presented included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP's principal business address is 300 Madison Avenue, New York, New York 10017.

                             PRINCIPAL UNDERWRITER

Prudential Annuities Distributors, Inc. ("PAD"), an indirect wholly-owned subsidiary of Prudential Financial, offers each Annuity on a continuous basis in those states in which annuities may be lawfully sold. It may offer the Annuities through licensed insurance producers, or through appropriately registered affiliates of Prudential, provided clearances to do so are obtained in any jurisdiction where such clearances may be necessary.

With respect to all individual annuities issued by Pruco Life, PAD received commissions of $773,337,473, $816,806,293 and $1,125,057,236 in 2014, 2013, and
2012, respectively. PAD retained none of those commissions.

As discussed in the prospectus, Pruco Life pays commissions to broker/dealers that sell the Annuities according to one or more schedules, and also may pay non-cash compensation. In addition, Pruco Life may pay trail commissions to selling firms to pay its registered representatives who maintain an ongoing relationship with an annuity owner. Typically, a trail commission is compensation that is paid periodically, the amount of which is linked to the value of the Annuities and the amount of time that the Annuity has been in effect.

                 PAYMENTS MADE TO PROMOTE SALE OF OUR PRODUCTS

In an effort to promote the sale of our products (which may include the placement of Pruco Life and/or each Annuity on a preferred or recommended company or product list and/or access to the firm's registered representatives), we and/or PAD may enter into marketing service agreements with certain broker/dealer firms with respect to certain or all registered representatives of such firms under which such firms may receive separate compensation or reimbursement for, among other things, training of sales personnel and/or marketing, administrative services and/or other services they provide. These services may include, but are not limited to: educating customers of the firm on each Annuity's features; conducting due diligence and analysis, providing office access, operations and systems support; holding seminars intended to educate the firm's registered representatives and make them more knowledgeable about the annuity; providing a dedicated marketing coordinator; providing priority sales desk support; and providing expedited marketing compliance approval. We and/or PAD also may compensate third-party vendors, for services that such vendors render to broker-dealer firms. To the extent permitted by FINRA rules and other applicable laws and regulations, PAD may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation. These arrangements may not be offered to all firms and the terms of such arrangements may differ between firms.

The list below identifies three general types of payments that PAD pays to registered broker-dealers and firms which are broadly defined as follows:

..   Percentage Payments based upon "Assets under Management" or "AUM": This type of payment is a percentage payment that is based upon the total amount held in all Pruco Life products that were sold through the firm.

..   Percentage Payments based upon sales: This type of payment is a percentage payment that is based upon the total amount of money received as purchase payments under Pruco Life annuity products sold through the firm.

..   Fixed payments: These types of payments are made directly to or in sponsorship of the firm.

Examples of arrangements under which such payments may be made currently include, but are not limited to: sponsorships, conferences (national, regional and top producer), speaker fees, promotional items, and reimbursements to firms for marketing activities or services paid by the firms and/or their individual representatives. The amount of these payments varies widely because some payments may encompass only a single event, such as a conference, and others have a much broader scope. In addition, we may make payments upon the initiation of a relationship for systems, operational and other support.

The list in the prospectus includes the names of the firms (or their affiliated broker/dealers) that we are aware (as of December 31, 2014) received payment with respect to annuity business during 2014 (or as to which a payment amount was accrued during 2014). The firms listed include payments in connection with products issued by Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the contract. During 2014, the least amount paid, and greatest amount paid, were $25.00 and $9,079,316.06, respectively.

                              CYBER SECURITY RISK

With the increasing use of technology and computer systems in general and, in particular, the Internet to conduct necessary business functions, Pruco Life is susceptible to operational, information security and related risks. These risks, which are often collectively referred to as "cyber security" risks, may include deliberate or malicious attacks, as well as unintentional events and occurrences. These risks are heightened by our offering of products with certain features, including those with automatic asset transfer or re-allocation strategies, and by our employment of complex investment, trading and hedging programs. Cyber security is generally defined as the technology, operations and related protocol surrounding and protecting a user's computer hardware, network, systems and applications and the data transmitted and stored therewith. These measures ensure the reliability of a user's systems, as well as the security, availability, integrity, and confidentiality of data assets.

Deliberate cyber attacks can include, but are not limited to, gaining unauthorized access (including physical break-ins) to computer systems in order to misappropriate and/or disclose sensitive or confidential information; deleting, corrupting or modifying data; and causing operational disruptions. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (in order to prevent access to computer networks). In addition to deliberate breaches engineered by external actors, cyber security risks can also result from the conduct of malicious, exploited or careless insiders, whose actions may result in the destruction, release or disclosure of confidential or proprietary information stored on an organization's systems.

Cyber security failures or breaches that could impact Pruco Life and Owners, whether deliberate or unintentional, could arise not only in connection with our own administration of the Annuity, but also with entities operating the Annuity's underlying funds and with third-party service providers to Pruco Life. Cyber security failures originating with any of the entities involved with the offering and administration of the Annuity may cause significant disruptions in the business operations related to the Annuity. Potential impacts may include, but are not limited to, potential financial losses under the Annuity, your inability to conduct transactions under the Annuity and/or with respect to an underlying fund, an inability to calculate the accumulation unit value (AUV) with respect to the Annuity and/or the net asset value (NAV) with respect to an underlying fund, and disclosures of your personal or confidential account information.

In addition to direct impacts to you, cyber security failures of the type described above may result in adverse impacts to Pruco Life, including regulatory inquiries, regulatory proceedings, regulatory and/or legal and litigation costs, and reputational damage. Costs incurred by Pruco Life may include reimbursement and other expenses, including the costs of litigation and litigation settlements and additional compliance costs. Considerable expenses also may be incurred by Pruco Life in enhancing and upgrading computer systems and systems security following a cyber security failure.

The rapid proliferation of technologies, as well as the increased sophistication and activities of organized crime, hackers, terrorists, and others continue to pose new and significant cyber security threats. Although Pruco Life, our service providers, and the underlying funds offered under the Annuity may have established business continuity plans and risk management systems to mitigate cyber security risks, there can be no guarantee or assurance that such plans or systems will be effective, or that all risks that exist, or may develop in the future, have been completely anticipated and identified or can be protected against. Furthermore, Pruco Life cannot control or assure the efficacy of the cyber security plans and systems implemented by third-party service providers, the underlying funds, and the issuers in which the underlying funds invest.

                   DETERMINATION OF ACCUMULATION UNIT VALUES

The value for each accumulation unit (which we refer to as the "Unit Price") is computed as of the end of each Valuation Day applicable. On any given Valuation Day, the value of a Unit in each Sub-account will be determined by multiplying the value of a Unit of that Sub-account for the preceding Valuation Day by the net investment factor for the Sub-account for the current Valuation Day. The Unit Price for a Valuation Period applies to each day in the period. The net investment factor is an index that measures the investment performance of, and charges assessed against, a Sub-account from one Valuation Period to the next. The net investment factor for a Valuation Period is: (a) divided by (b), less,
(c) where:

(a) is the net result of:

(1) the net asset value per share of the underlying Portfolio shares held by that Sub-account at the end of the current Valuation Period plus the per share amount of any dividend or capital gain distribution declared and unpaid (accrued) by the Portfolio at the end of the current Valuation Period; plus or minus

(2) any per share charge or credit during the current Valuation Period as a provision for taxes attributable to the operation or maintenance of that Sub-account.

(b) is the net result of:

(1) the net asset value per share of the underlying Portfolio shares held by that Sub-account at the end of the preceding Valuation Period plus the per share amount of any dividend or capital gain distribution declared and unpaid (accrued) by the underlying Portfolio at the end of the preceding Valuation Period; plus or minus

(2) any per share charge or credit during the preceding Valuation Period as a provision for taxes attributable to the operation or maintenance of that Sub-account.

(c) is the Insurance Charge and any applicable charge assessed against a Sub-account for any Rider attached to this Annuity corresponding to the portion of the 365 day year (366 for a leap year) that is in the current Valuation Period.

However, for purposes of determining Unit values for a Beneficiary participating in the Beneficiary Continuation Option, we employ a different method. Specifically, we calculate the daily equivalent of the annualized Settlement Service Charge using the formula (1 + c)x(1 / 365) - 1, where c is the 1.00% Settlement Service Charge. The value of the assets of a Sub-account is determined by multiplying the number of shares of Advanced Series Trust (the "Trust") or other funds held by that Sub-account by the net asset value of each share and adding the value of dividends declared by the Trust or other fund but not yet paid.

We value the assets in each Sub-account at their fair market value in accordance with accepted accounting principles and applicable laws and regulations. The net investment factor may be greater than, equal to, or less than one.

As we have indicated in the prospectus, the Annuity allows you to select or decline any of several benefit options that carries with it a specific asset-based charge. We maintain a unique unit value corresponding to each such annuity feature. In the prospectus, we set out historical unit values corresponding to the highest and lowest combination of charges for each series. Here, we set out the remaining historical unit values.

                   DETERMINATION OF ACCUMULATION UNIT VALUES

The value for each accumulation unit is computed as of the end of each Valuation Day. On any given Valuation Day, the value of a Unit in each Sub-account will be determined by multiplying the value of a Unit of that Sub-account for the preceding Valuation Day by the net investment factor for that Sub-account for the current Valuation Day. The net investment factor for any Valuation Day is determined by dividing the value of the assets of the Sub-account for that day by the value of the assets of the Sub-account for the preceding Valuation Day (ignoring, for this purpose, changes resulting from new Purchase Payments and withdrawals), and subtracting from the result the daily equivalent of the total annualized charge for the Annuity and any optional benefits (for which the charge is calculated as a percentage of Sub-account assets) for each day since the preceding Valuation Day. During the accumulation phase of your Annuity, the daily equivalent of the annualized charge is calculated using the formula 1 - (1 - c) 1 / 365, where c is the total annualized charge. However, for purposes of determining Unit values for a Beneficiary participating in the Beneficiary Continuation Option, we employ a different method. Specifically, we calculate the daily equivalent of the annualized Settlement Service Charge using the formula (1 + c)x(1 / 365) - 1, where c is the 1.00% Settlement Service Charge. The value of the assets of a Sub-account is determined by multiplying the number of shares of Advanced Series Trust (the "Trust") or other funds held by that Sub-account by the net asset value of each share and adding the value of dividends declared by the Trust or other fund but not yet paid.

As we have indicated in the prospectus, the Annuity allows you to select or decline any of several benefit options that carries with it a specific asset-based charge. We maintain a unique unit value corresponding to each such annuity feature. In the prospectus, we set out historical unit values corresponding to the highest and lowest combination of charges for each series. Here, we set out the remaining historical unit values.

                    Separate Account Financial Information

                                  Appendix A

                         Company Financial Information

                                  Appendix B

                          PREMIER RETIREMENT X SERIES

                         PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

                  ACCUMULATION UNIT VALUES: WITH HAV (2.25%)

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.96742    $10.76805     1,415,343
    01/01/2011 to 12/31/2011.........  $10.76805    $10.24627     1,858,160
    01/01/2012 to 12/31/2012.........  $10.24627    $11.27388     2,647,592
    01/01/2013 to 12/31/2013.........  $11.27388    $12.11939     2,568,224
    01/01/2014 to 12/31/2014.........  $12.11939    $12.29910     2,367,245
 AST ADVANCED STRATEGIES PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97811    $10.87354     1,196,665
    01/01/2011 to 12/31/2011.........  $10.87354    $10.64117     1,874,024
    01/01/2012 to 12/31/2012.........  $10.64117    $11.82107     3,087,357
    01/01/2013 to 12/31/2013.........  $11.82107    $13.46830     3,211,894
    01/01/2014 to 12/31/2014.........  $13.46830    $13.96943     3,068,776
 AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $10.00664    $10.76870        27,423
    01/01/2011 to 12/31/2011.........  $10.76870    $10.90278        65,094
    01/01/2012 to 05/04/2012.........  $10.90278    $11.82160             0
 AST BALANCED ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98838    $10.72654     1,674,325
    01/01/2011 to 12/31/2011.........  $10.72654    $10.35809     2,340,164
    01/01/2012 to 12/31/2012.........  $10.35809    $11.38784     3,348,900
    01/01/2013 to 12/31/2013.........  $11.38784    $13.09623     3,490,112
    01/01/2014 to 12/31/2014.........  $13.09623    $13.63647     3,317,010

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99813    $ 9.12934       286,733
    01/01/2012 to 12/31/2012.........  $ 9.12934    $ 9.98507       791,814
    01/01/2013 to 12/31/2013.........  $ 9.98507    $10.81976       843,112
    01/01/2014 to 12/31/2014.........  $10.81976    $11.09403       786,167
 AST BLACKROCK ISHARES ETF PORTFOLIO
    04/29/2013* to 12/31/2013........  $ 9.99813    $10.45644        17,409
    01/01/2014 to 12/31/2014.........  $10.45644    $10.58691        22,625
 AST BOSTON PARTNERS LARGE-CAP VALUE PORTFOLIO
 FORMERLY, AST JENNISON LARGE-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97130    $10.53656        31,773
    01/01/2011 to 12/31/2011.........  $10.53656    $ 9.69501        36,887
    01/01/2012 to 12/31/2012.........  $ 9.69501    $10.73072        59,068
    01/01/2013 to 12/31/2013.........  $10.73072    $13.78623        68,630
    01/01/2014 to 12/31/2014.........  $13.78623    $14.85941        58,931
 AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97730    $10.80703       795,112
    01/01/2011 to 12/31/2011.........  $10.80703    $10.30795     1,187,996
    01/01/2012 to 12/31/2012.........  $10.30795    $11.45833     1,992,426
    01/01/2013 to 12/31/2013.........  $11.45833    $13.74096     2,276,787
    01/01/2014 to 12/31/2014.........  $13.74096    $14.37133     2,186,947
 AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
    02/25/2013* to 12/31/2013........  $ 9.99813    $11.60224        24,938
    01/01/2014 to 12/31/2014.........  $11.60224    $12.88470        62,978
 AST COHEN & STEERS REALTY PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.95952    $11.75731        79,815
    01/01/2011 to 12/31/2011.........  $11.75731    $12.25065       107,965
    01/01/2012 to 12/31/2012.........  $12.25065    $13.81247       153,277
    01/01/2013 to 12/31/2013.........  $13.81247    $13.92468       176,491
    01/01/2014 to 12/31/2014.........  $13.92468    $17.81930       191,816

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
    04/29/2013* to 12/31/2013........  $ 9.99813    $ 9.64900         3,401
    01/01/2014 to 12/31/2014.........  $ 9.64900    $ 9.91319        11,791
 AST FI PYRAMIS QUANTITATIVE PORTFOLIO
 FORMERLY, AST FIRST TRUST BALANCED TARGET PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97561    $10.98843       764,637
    01/01/2011 to 12/31/2011.........  $10.98843    $10.57997     1,269,731
    01/01/2012 to 12/31/2012.........  $10.57997    $11.44137     1,997,136
    01/01/2013 to 12/31/2013.........  $11.44137    $12.83487     2,045,524
    01/01/2014 to 12/31/2014.........  $12.83487    $12.94154     1,961,444
 AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99813    $10.85511       547,279
    01/01/2011 to 12/31/2011.........  $10.85511    $10.34889       814,790
    01/01/2012 to 12/31/2012.........  $10.34889    $11.49502     1,359,985
    01/01/2013 to 12/31/2013.........  $11.49502    $13.39658     1,501,841
    01/01/2014 to 12/31/2014.........  $13.39658    $13.84410     1,456,070
 AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
    04/30/2012* to 12/31/2012........  $ 9.99813    $10.70371     2,522,708
    01/01/2013 to 12/31/2013.........  $10.70371    $13.02350     2,628,886
    01/01/2014 to 12/31/2014.........  $13.02350    $13.13503     2,508,043
 AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
    04/29/2013* to 12/31/2013........  $ 9.99813    $10.77151        68,905
    01/01/2014 to 12/31/2014.........  $10.77151    $10.79851        90,092
 AST GLOBAL REAL ESTATE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.96980    $11.51747        53,917
    01/01/2011 to 12/31/2011.........  $11.51747    $10.69136        63,311
    01/01/2012 to 12/31/2012.........  $10.69136    $13.25162       110,032
    01/01/2013 to 12/31/2013.........  $13.25162    $13.51659       101,629
    01/01/2014 to 12/31/2014.........  $13.51659    $15.05211       106,325

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $10.01813    $10.75477        32,742
    01/01/2011 to 12/31/2011.........  $10.75477    $10.09718        47,968
    01/01/2012 to 12/31/2012.........  $10.09718    $11.82032       106,376
    01/01/2013 to 12/31/2013.........  $11.82032    $14.99061       172,661
    01/01/2014 to 02/07/2014.........  $14.99061    $14.73793             0
 AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99138    $10.73926        32,323
    01/01/2011 to 12/31/2011.........  $10.73926    $ 9.91864        50,474
    01/01/2012 to 12/31/2012.........  $ 9.91864    $11.60183        87,290
    01/01/2013 to 12/31/2013.........  $11.60183    $15.14494       149,677
    01/01/2014 to 12/31/2014.........  $15.14494    $16.74843       167,961
 AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $10.01945    $11.38858        72,142
    01/01/2011 to 12/31/2011.........  $11.38858    $10.80123        88,771
    01/01/2012 to 12/31/2012.........  $10.80123    $12.62870       210,499
    01/01/2013 to 12/31/2013.........  $12.62870    $16.31849       196,802
    01/01/2014 to 12/31/2014.........  $16.31849    $17.79006       178,451
 AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98787    $10.67608       488,732
    01/01/2011 to 12/31/2011.........  $10.67608    $10.38337       772,633
    01/01/2012 to 12/31/2012.........  $10.38337    $11.17746     1,128,213
    01/01/2013 to 12/31/2013.........  $11.17746    $11.99906     1,122,009
    01/01/2014 to 12/31/2014.........  $11.99906    $12.20300     1,034,636
 AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.96476    $11.46350        65,547
    01/01/2011 to 12/31/2011.........  $11.46350    $11.35182        97,874
    01/01/2012 to 12/31/2012.........  $11.35182    $12.83700       148,102
    01/01/2013 to 12/31/2013.........  $12.83700    $17.41854       198,675
    01/01/2014 to 12/31/2014.........  $17.41854    $18.25228       216,816
 AST HERNDON LARGE-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98574    $10.64323         4,371
    01/01/2011 to 12/31/2011.........  $10.64323    $10.35290        40,639
    01/01/2012 to 12/31/2012.........  $10.35290    $11.47584        85,851
    01/01/2013 to 12/31/2013.........  $11.47584    $15.10229       124,099
    01/01/2014 to 12/31/2014.........  $15.10229    $14.99253       116,891

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST HIGH YIELD PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98410    $10.73754        82,944
    01/01/2011 to 12/31/2011.........  $10.73754    $10.82944       111,517
    01/01/2012 to 12/31/2012.........  $10.82944    $12.05412       199,029
    01/01/2013 to 12/31/2013.........  $12.05412    $12.62898       186,674
    01/01/2014 to 12/31/2014.........  $12.62898    $12.66049       175,204
 AST INTERNATIONAL GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.92896    $11.23065        31,387
    01/01/2011 to 12/31/2011.........  $11.23065    $ 9.55935        41,250
    01/01/2012 to 12/31/2012.........  $ 9.55935    $11.24704        64,150
    01/01/2013 to 12/31/2013.........  $11.24704    $13.08908        59,868
    01/01/2014 to 12/31/2014.........  $13.08908    $12.08765        68,455
 AST INTERNATIONAL VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.92883    $10.77050        21,882
    01/01/2011 to 12/31/2011.........  $10.77050    $ 9.20716        63,584
    01/01/2012 to 12/31/2012.........  $ 9.20716    $10.50060        85,658
    01/01/2013 to 12/31/2013.........  $10.50060    $12.26269        92,855
    01/01/2014 to 12/31/2014.........  $12.26269    $11.18317        96,400
 AST INVESTMENT GRADE BOND PORTFOLIO
    03/15/2010 to 12/31/2010.........  $10.00636    $10.57538             0
    01/01/2011 to 12/31/2011.........  $10.57538    $11.62439     7,763,271
    01/01/2012 to 12/31/2012.........  $11.62439    $12.43067     3,545,011
    01/01/2013 to 12/31/2013.........  $12.43067    $11.76425       883,067
    01/01/2014 to 12/31/2014.........  $11.76425    $12.27345     1,145,437
 AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97637    $10.84666       456,995
    01/01/2011 to 12/31/2011.........  $10.84666    $10.54257       764,605
    01/01/2012 to 12/31/2012.........  $10.54257    $11.70470     1,167,730
    01/01/2013 to 12/31/2013.........  $11.70470    $13.30421     1,203,014
    01/01/2014 to 12/31/2014.........  $13.30421    $13.83255     1,121,497
 AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.92148    $10.53303        96,152
    01/01/2011 to 12/31/2011.........  $10.53303    $ 9.35412        97,500
    01/01/2012 to 12/31/2012.........  $ 9.35412    $11.14658       160,418
    01/01/2013 to 12/31/2013.........  $11.14658    $12.56950       194,590
    01/01/2014 to 12/31/2014.........  $12.56950    $11.50468       201,232

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99813    $10.56309       406,539
    01/01/2011 to 12/31/2011.........  $10.56309    $10.34989       771,925
    01/01/2012 to 12/31/2012.........  $10.34989    $11.20113     1,063,492
    01/01/2013 to 12/31/2013.........  $11.20113    $12.15712     1,097,666
    01/01/2014 to 12/31/2014.........  $12.15712    $12.53118     1,014,356
 AST JENNISON LARGE-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97098    $10.75142        15,983
    01/01/2011 to 12/31/2011.........  $10.75142    $10.57959        40,232
    01/01/2012 to 12/31/2012.........  $10.57959    $11.91166        80,240
    01/01/2013 to 12/31/2013.........  $11.91166    $15.89294        87,660
    01/01/2014 to 12/31/2014.........  $15.89294    $17.01185       104,815
 AST LARGE-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99012    $10.59398        18,478
    01/01/2011 to 12/31/2011.........  $10.59398    $ 9.92264        41,654
    01/01/2012 to 12/31/2012.........  $ 9.92264    $11.33684        74,980
    01/01/2013 to 12/31/2013.........  $11.33684    $15.49925       129,414
    01/01/2014 to 12/31/2014.........  $15.49925    $17.23326       148,819
 AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99223    $11.27934        67,558
    01/01/2011 to 12/31/2011.........  $11.27934    $10.92525       105,958
    01/01/2012 to 12/31/2012.........  $10.92525    $11.98895       159,045
    01/01/2013 to 12/31/2013.........  $11.98895    $16.00983       166,275
    01/01/2014 to 12/31/2014.........  $16.00983    $17.30696       257,588
 AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98831    $10.79638        35,386
    01/01/2011 to 12/31/2011.........  $10.79638    $11.62737       150,088
    01/01/2012 to 12/31/2012.........  $11.62737    $12.03932       273,193
    01/01/2013 to 12/31/2013.........  $12.03932    $11.53300       286,313
    01/01/2014 to 12/31/2014.........  $11.53300    $11.99381       333,340
 AST MFS GLOBAL EQUITY PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98726    $10.86964        58,829
    01/01/2011 to 12/31/2011.........  $10.86964    $10.29257        66,165
    01/01/2012 to 12/31/2012.........  $10.29257    $12.38258       113,350
    01/01/2013 to 12/31/2013.........  $12.38258    $15.44892       152,214
    01/01/2014 to 12/31/2014.........  $15.44892    $15.64955       172,748

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST MFS GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99813    $10.84527       28,402
    01/01/2011 to 12/31/2011.........  $10.84527    $10.53864       41,649
    01/01/2012 to 12/31/2012.........  $10.53864    $12.06112       73,100
    01/01/2013 to 12/31/2013.........  $12.06112    $16.11750      108,928
    01/01/2014 to 12/31/2014.........  $16.11750    $17.12716      100,607
 AST MFS LARGE-CAP VALUE PORTFOLIO
    08/20/2012* to 12/31/2012........  $ 9.99813    $10.17367        1,848
    01/01/2013 to 12/31/2013.........  $10.17367    $13.37631       11,389
    01/01/2014 to 12/31/2014.........  $13.37631    $14.41134       53,127
 AST MID-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98839    $11.47450       30,667
    01/01/2011 to 12/31/2011.........  $11.47450    $10.82957       61,860
    01/01/2012 to 12/31/2012.........  $10.82957    $12.53435      110,812
    01/01/2013 to 12/31/2013.........  $12.53435    $16.22411       95,840
    01/01/2014 to 12/31/2014.........  $16.22411    $18.23321       93,537
 AST MONEY MARKET PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99814    $ 9.81989      176,420
    01/01/2011 to 12/31/2011.........  $ 9.81989    $ 9.60142      501,160
    01/01/2012 to 12/31/2012.........  $ 9.60142    $ 9.38546      517,249
    01/01/2013 to 12/31/2013.........  $ 9.38546    $ 9.17441      422,752
    01/01/2014 to 12/31/2014.........  $ 9.17441    $ 8.96801      310,194
 AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99068    $11.20789       49,971
    01/01/2011 to 12/31/2011.........  $11.20789    $10.68385       84,700
    01/01/2012 to 12/31/2012.........  $10.68385    $12.23183      131,614
    01/01/2013 to 12/31/2013.........  $12.23183    $16.97951      225,293
    01/01/2014 to 12/31/2014.........  $16.97951    $18.96278      212,440
 AST NEUBERGER BERMAN CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.02804    $10.06015       13,555
    01/01/2012 to 12/31/2012.........  $10.06015    $10.31269       88,589
    01/01/2013 to 12/31/2013.........  $10.31269    $ 9.79505       48,051
    01/01/2014 to 12/31/2014.........  $ 9.79505    $10.06773      122,071

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.95842    $11.89581        50,445
    01/01/2011 to 12/31/2011.........  $11.89581    $11.82474        84,498
    01/01/2012 to 12/31/2012.........  $11.82474    $12.98954       134,643
    01/01/2013 to 12/31/2013.........  $12.98954    $16.83810       185,152
    01/01/2014 to 12/31/2014.........  $16.83810    $17.76598       144,373
 AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97255    $11.40061        28,711
    01/01/2011 to 04/29/2011.........  $11.40061    $12.76212             0
 AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
    04/30/2012* to 12/31/2012........  $ 9.99813    $10.28099       142,931
    01/01/2013 to 12/31/2013.........  $10.28099    $11.95058       180,132
    01/01/2014 to 12/31/2014.........  $11.95058    $12.28195       150,235
 AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.93861    $11.64767       163,253
    01/01/2011 to 12/31/2011.........  $11.64767    $ 9.07776       167,935
    01/01/2012 to 12/31/2012.........  $ 9.07776    $10.46417       248,481
    01/01/2013 to 12/31/2013.........  $10.46417    $10.25156       281,204
    01/01/2014 to 12/31/2014.........  $10.25156    $ 9.55151       250,438
 AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    03/15/2010 to 12/31/2010.........  $10.00755    $10.05702        27,421
    01/01/2011 to 12/31/2011.........  $10.05702    $10.05211        86,588
    01/01/2012 to 12/31/2012.........  $10.05211    $10.28689       165,382
    01/01/2013 to 12/31/2013.........  $10.28689    $ 9.83673        70,596
    01/01/2014 to 12/31/2014.........  $ 9.83673    $ 9.60622        81,293
 AST PIMCO TOTAL RETURN BOND PORTFOLIO
    03/15/2010 to 12/31/2010.........  $10.00648    $10.32899       824,907
    01/01/2011 to 12/31/2011.........  $10.32899    $10.41787     1,343,604
    01/01/2012 to 12/31/2012.........  $10.41787    $11.13235     2,318,762
    01/01/2013 to 12/31/2013.........  $11.13235    $10.68201     2,354,593
    01/01/2014 to 12/31/2014.........  $10.68201    $10.88347     2,074,926

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98910    $10.57195     1,224,470
    01/01/2011 to 12/31/2011.........  $10.57195    $10.43743     2,682,553
    01/01/2012 to 12/31/2012.........  $10.43743    $11.26066     3,763,727
    01/01/2013 to 12/31/2013.........  $11.26066    $12.02130     3,295,472
    01/01/2014 to 12/31/2014.........  $12.02130    $12.42940     3,096,393
 AST PRUDENTIAL CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.01805    $10.06003        23,738
    01/01/2012 to 12/31/2012.........  $10.06003    $10.53243       105,313
    01/01/2013 to 12/31/2013.........  $10.53243    $10.05728       112,789
    01/01/2014 to 12/31/2014.........  $10.05728    $10.42685       147,617
 AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.96312    $11.48131       976,910
    01/01/2011 to 12/31/2011.........  $11.48131    $10.52583     1,423,259
    01/01/2012 to 12/31/2012.........  $10.52583    $11.61802     2,387,532
    01/01/2013 to 12/31/2013.........  $11.61802    $13.29017     2,430,270
    01/01/2014 to 12/31/2014.........  $13.29017    $14.18607     2,329,122
 AST QMA US EQUITY ALPHA PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99813    $10.86534        11,025
    01/01/2011 to 12/31/2011.........  $10.86534    $10.98844        24,015
    01/01/2012 to 12/31/2012.........  $10.98844    $12.76063        59,953
    01/01/2013 to 12/31/2013.........  $12.76063    $16.51856        93,919
    01/01/2014 to 12/31/2014.........  $16.51856    $18.92632       156,687
 AST QUANTITATIVE MODELING PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99813    $ 8.86337             0
    01/01/2012 to 12/31/2012.........  $ 8.86337    $ 9.80351             0
    01/01/2013 to 12/31/2013.........  $ 9.80351    $11.72940             0
    01/01/2014 to 12/31/2014.........  $11.72940    $12.21082             0
 AST RCM WORLD TRENDS PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98719    $10.76013       684,583
    01/01/2011 to 12/31/2011.........  $10.76013    $10.32731     1,121,385
    01/01/2012 to 12/31/2012.........  $10.32731    $11.13249     1,923,820
    01/01/2013 to 12/31/2013.........  $11.13249    $12.23567     1,821,531
    01/01/2014 to 12/31/2014.........  $12.23567    $12.57508     1,665,444

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97738    $10.94711       660,519
    01/01/2011 to 12/31/2011.........  $10.94711    $10.44547     1,062,151
    01/01/2012 to 12/31/2012.........  $10.44547    $11.83372     1,785,821
    01/01/2013 to 12/31/2013.........  $11.83372    $13.65665     1,930,456
    01/01/2014 to 12/31/2014.........  $13.65665    $14.07451     1,893,050
 AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98201    $10.73931     1,114,799
    01/01/2011 to 12/31/2011.........  $10.73931    $10.14321     1,500,138
    01/01/2012 to 12/31/2012.........  $10.14321    $11.01891     2,056,918
    01/01/2013 to 12/31/2013.........  $11.01891    $12.32206     2,027,990
    01/01/2014 to 12/31/2014.........  $12.32206    $12.41049     1,834,887
 AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO
 FORMERLY, AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97146    $12.12889        29,161
    01/01/2011 to 12/31/2011.........  $12.12889    $10.30168        73,579
    01/01/2012 to 12/31/2012.........  $10.30168    $12.09091       151,733
    01/01/2013 to 12/31/2013.........  $12.09091    $16.64246       128,863
    01/01/2014 to 12/31/2014.........  $16.64246    $17.07169       128,572
 AST SMALL-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.96051    $12.58784        33,766
    01/01/2011 to 12/31/2011.........  $12.58784    $12.18451        64,344
    01/01/2012 to 12/31/2012.........  $12.18451    $13.36005        89,154
    01/01/2013 to 12/31/2013.........  $13.36005    $17.65301       119,128
    01/01/2014 to 12/31/2014.........  $17.65301    $17.91485        90,196
 AST SMALL-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.96394    $11.44014        17,127
    01/01/2011 to 12/31/2011.........  $11.44014    $10.51470        40,037
    01/01/2012 to 12/31/2012.........  $10.51470    $12.14423        92,563
    01/01/2013 to 12/31/2013.........  $12.14423    $16.31113       122,805
    01/01/2014 to 12/31/2014.........  $16.31113    $16.78413        81,536

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99182    $10.66783     1,181,385
    01/01/2011 to 12/31/2011.........  $10.66783    $10.63514     2,334,182
    01/01/2012 to 12/31/2012.........  $10.63514    $11.79860     3,718,394
    01/01/2013 to 12/31/2013.........  $11.79860    $13.47467     4,064,951
    01/01/2014 to 12/31/2014.........  $13.47467    $13.94599     3,976,025
 AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98547    $10.51346        57,262
    01/01/2011 to 12/31/2011.........  $10.51346    $10.10873        65,314
    01/01/2012 to 12/31/2012.........  $10.10873    $11.58557       120,734
    01/01/2013 to 12/31/2013.........  $11.58557    $14.68682       155,139
    01/01/2014 to 12/31/2014.........  $14.68682    $15.42847       167,824
 AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97071    $11.11086       101,615
    01/01/2011 to 12/31/2011.........  $11.11086    $10.67717       102,267
    01/01/2012 to 12/31/2012.........  $10.67717    $12.27164       220,348
    01/01/2013 to 12/31/2013.........  $12.27164    $17.27695       310,458
    01/01/2014 to 12/31/2014.........  $17.27695    $18.29754       291,164
 AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.85938    $11.44967       186,015
    01/01/2011 to 12/31/2011.........  $11.44967    $ 9.52270       256,475
    01/01/2012 to 12/31/2012.........  $ 9.52270    $ 9.64469       414,199
    01/01/2013 to 12/31/2013.........  $ 9.64469    $10.87778       407,487
    01/01/2014 to 12/31/2014.........  $10.87778    $ 9.74398       393,172
 AST TEMPLETON GLOBAL BOND PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97981    $10.28723        76,358
    01/01/2011 to 12/31/2011.........  $10.28723    $10.47091       121,676
    01/01/2012 to 12/31/2012.........  $10.47091    $10.76978       241,492
    01/01/2013 to 12/31/2013.........  $10.76978    $10.13223       196,301
    01/01/2014 to 12/31/2014.........  $10.13223    $ 9.95939       165,710

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99813    $ 8.80105       242,539
    01/01/2012 to 12/31/2012.........  $ 8.80105    $ 9.54971       569,160
    01/01/2013 to 12/31/2013.........  $ 9.54971    $11.24875       658,034
    01/01/2014 to 12/31/2014.........  $11.24875    $11.60084       702,790
 AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99813    $10.37613       171,084
    01/01/2011 to 12/31/2011.........  $10.37613    $10.75413       250,171
    01/01/2012 to 12/31/2012.........  $10.75413    $11.33725       401,301
    01/01/2013 to 12/31/2013.........  $11.33725    $10.91667       389,258
    01/01/2014 to 12/31/2014.........  $10.91667    $11.43911       492,958
 FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
    03/15/2010 to 12/31/2010.........  $ 9.97066    $10.61554     1,170,945
    01/01/2011 to 12/31/2011.........  $10.61554    $10.20368     1,575,950
    01/01/2012 to 09/21/2012.........  $10.20368    $11.38075             0

* Denotes the start date of these sub-accounts

                          PREMIER RETIREMENT X SERIES

                         PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

        ACCUMULATION UNIT VALUES: WITH HD GRO II OR GRO PLUS II (2.45%)

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.96726    $10.75031     1,196,990
    01/01/2011 to 12/31/2011.........  $10.75031    $10.20853     1,046,362
    01/01/2012 to 12/31/2012.........  $10.20853    $11.20949       977,208
    01/01/2013 to 12/31/2013.........  $11.20949    $12.02555       622,114
    01/01/2014 to 12/31/2014.........  $12.02555    $12.17890       515,940
 AST ADVANCED STRATEGIES PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97794    $10.85567     1,141,876
    01/01/2011 to 12/31/2011.........  $10.85567    $10.60206       804,539
    01/01/2012 to 12/31/2012.........  $10.60206    $11.75349       727,952
    01/01/2013 to 12/31/2013.........  $11.75349    $13.36402       502,277
    01/01/2014 to 12/31/2014.........  $13.36402    $13.83287       392,382
 AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $10.00647    $10.75100        25,698
    01/01/2011 to 12/31/2011.........  $10.75100    $10.86254        19,270
    01/01/2012 to 05/04/2012.........  $10.86254    $11.76969             0
 AST BALANCED ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98821    $10.70881     1,575,106
    01/01/2011 to 12/31/2011.........  $10.70881    $10.31990     1,250,420
    01/01/2012 to 12/31/2012.........  $10.31990    $11.32248     1,131,974
    01/01/2013 to 12/31/2013.........  $11.32248    $12.99434       872,659
    01/01/2014 to 12/31/2014.........  $12.99434    $13.50263       839,150
 AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99796    $ 9.11678        12,349
    01/01/2012 to 12/31/2012.........  $ 9.11678    $ 9.95090        23,304
    01/01/2013 to 12/31/2013.........  $ 9.95090    $10.76063        80,042
    01/01/2014 to 12/31/2014.........  $10.76063    $11.01087        76,476

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST BLACKROCK ISHARES ETF PORTFOLIO
    04/29/2013* to 12/31/2013........  $ 9.99796    $10.44187        16,708
    01/01/2014 to 12/31/2014.........  $10.44187    $10.55060        57,827
 AST BOND PORTFOLIO 2017
    03/15/2010 to 12/31/2010.........  $ 9.99796    $10.54302        80,193
    01/01/2011 to 12/31/2011.........  $10.54302    $11.45859     2,472,379
    01/01/2012 to 12/31/2012.........  $11.45859    $11.74962     1,919,457
    01/01/2013 to 12/31/2013.........  $11.74962    $11.22594     1,239,985
    01/01/2014 to 12/31/2014.........  $11.22594    $11.10738       987,067
 AST BOND PORTFOLIO 2018
    03/15/2010 to 12/31/2010.........  $10.00666    $10.58558             0
    01/01/2011 to 12/31/2011.........  $10.58558    $11.72901     2,429,111
    01/01/2012 to 12/31/2012.........  $11.72901    $12.09527     2,263,019
    01/01/2013 to 12/31/2013.........  $12.09527    $11.42806     1,421,602
    01/01/2014 to 12/31/2014.........  $11.42806    $11.44485       940,028
 AST BOND PORTFOLIO 2019
    03/15/2010 to 12/31/2010.........  $ 9.99796    $10.58852             0
    01/01/2011 to 12/31/2011.........  $10.58852    $11.97953             0
    01/01/2012 to 12/31/2012.........  $11.97953    $12.37024       374,875
    01/01/2013 to 12/31/2013.........  $12.37024    $11.48409       280,972
    01/01/2014 to 12/31/2014.........  $11.48409    $11.68045       200,501
 AST BOND PORTFOLIO 2020
    03/15/2010 to 12/31/2010.........  $10.00878    $10.61916             0
    01/01/2011 to 12/31/2011.........  $10.61916    $12.29423        29,254
    01/01/2012 to 12/31/2012.........  $12.29423    $12.75042         2,188
    01/01/2013 to 12/31/2013.........  $12.75042    $11.62755       228,095
    01/01/2014 to 12/31/2014.........  $11.62755    $12.04130       321,228

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST BOND PORTFOLIO 2021
    03/15/2010 to 12/31/2010.........  $10.00772    $10.72043           978
    01/01/2011 to 12/31/2011.........  $10.72043    $12.58139     4,587,235
    01/01/2012 to 12/31/2012.........  $12.58139    $13.10650     4,061,820
    01/01/2013 to 12/31/2013.........  $13.10650    $11.89035     2,516,801
    01/01/2014 to 12/31/2014.........  $11.89035    $12.48997     2,385,868
 AST BOND PORTFOLIO 2022
    01/03/2011* to 12/31/2011........  $ 9.99796    $11.94123     1,442,676
    01/01/2012 to 12/31/2012.........  $11.94123    $12.32942     2,659,203
    01/01/2013 to 12/31/2013.........  $12.32942    $10.85512     2,306,731
    01/01/2014 to 12/31/2014.........  $10.85512    $11.68722     1,749,443
 AST BOND PORTFOLIO 2023
    01/03/2012* to 12/31/2012........  $ 9.99729    $10.33005       487,479
    01/01/2013 to 12/31/2013.........  $10.33005    $ 9.04911     3,451,066
    01/01/2014 to 12/31/2014.........  $ 9.04911    $ 9.94137     1,617,369
 AST BOND PORTFOLIO 2024
    01/02/2013* to 12/31/2013........  $ 9.99864    $ 8.69147     1,148,155
    01/01/2014 to 12/31/2014.........  $ 8.69147    $ 9.71567       574,997
 AST BOND PORTFOLIO 2025
    01/02/2014* to 12/31/2014........  $ 9.99864    $11.22813       386,757
 AST BOSTON PARTNERS LARGE-CAP VALUE PORTFOLIO
 FORMERLY, AST JENNISON LARGE-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97113    $10.51922         8,068
    01/01/2011 to 12/31/2011.........  $10.51922    $ 9.65932         3,549
    01/01/2012 to 12/31/2012.........  $ 9.65932    $10.66921         4,479
    01/01/2013 to 12/31/2013.........  $10.66921    $13.67898         4,082
    01/01/2014 to 12/31/2014.........  $13.67898    $14.71360         3,602

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97713    $10.78911     1,596,099
    01/01/2011 to 12/31/2011.........  $10.78911    $10.26974     1,181,764
    01/01/2012 to 12/31/2012.........  $10.26974    $11.39253     1,104,640
    01/01/2013 to 12/31/2013.........  $11.39253    $13.63408     1,007,030
    01/01/2014 to 12/31/2014.........  $13.63408    $14.23039       995,598
 AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
    02/25/2013* to 12/31/2013........  $ 9.99796    $11.58193         2,749
    01/01/2014 to 12/31/2014.........  $11.58193    $12.83593         3,571
 AST COHEN & STEERS REALTY PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.95935    $11.73793        30,547
    01/01/2011 to 12/31/2011.........  $11.73793    $12.20547        27,769
    01/01/2012 to 12/31/2012.........  $12.20547    $13.73334        33,487
    01/01/2013 to 12/31/2013.........  $13.73334    $13.81662        14,725
    01/01/2014 to 12/31/2014.........  $13.81662    $17.64499        15,378
 AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
    04/29/2013* to 12/31/2013........  $ 9.99796    $ 9.63552        16,618
    01/01/2014 to 12/31/2014.........  $ 9.63552    $ 9.87909        38,604
 AST FI PYRAMIS QUANTITATIVE PORTFOLIO
 FORMERLY, AST FIRST TRUST BALANCED TARGET PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97544    $10.97022       890,736
    01/01/2011 to 12/31/2011.........  $10.97022    $10.54089       708,843
    01/01/2012 to 12/31/2012.........  $10.54089    $11.37581       649,891
    01/01/2013 to 12/31/2013.........  $11.37581    $12.73519       542,152
    01/01/2014 to 12/31/2014.........  $12.73519    $12.81461       387,375
 AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99796    $10.83721       342,634
    01/01/2011 to 12/31/2011.........  $10.83721    $10.31078       220,220
    01/01/2012 to 12/31/2012.........  $10.31078    $11.42924       183,868
    01/01/2013 to 12/31/2013.........  $11.42924    $13.29269        94,856
    01/01/2014 to 12/31/2014.........  $13.29269    $13.70852       131,990

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
    04/30/2012* to 12/31/2012........  $ 9.99797    $10.68893      591,324
    01/01/2013 to 12/31/2013.........  $10.68893    $12.97878      349,409
    01/01/2014 to 12/31/2014.........  $12.97878    $13.06316      327,788
 AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
    04/29/2013* to 12/31/2013........  $ 9.99796    $10.75656       64,398
    01/01/2014 to 12/31/2014.........  $10.75656    $10.76156       53,744
 AST GLOBAL REAL ESTATE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.96963    $11.49847       11,236
    01/01/2011 to 12/31/2011.........  $11.49847    $10.65192        8,549
    01/01/2012 to 12/31/2012.........  $10.65192    $13.17581       10,521
    01/01/2013 to 12/31/2013.........  $13.17581    $13.41175        4,913
    01/01/2014 to 12/31/2014.........  $13.41175    $14.90483        5,804
 AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $10.01796    $10.73720       44,209
    01/01/2011 to 12/31/2011.........  $10.73720    $10.05997       20,803
    01/01/2012 to 12/31/2012.........  $10.05997    $11.75277       15,515
    01/01/2013 to 12/31/2013.........  $11.75277    $14.87450        9,700
    01/01/2014 to 02/07/2014.........  $14.87450    $14.62066            0
 AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99121    $10.72163       26,329
    01/01/2011 to 12/31/2011.........  $10.72163    $ 9.88213       13,186
    01/01/2012 to 12/31/2012.........  $ 9.88213    $11.53551       18,556
    01/01/2013 to 12/31/2013.........  $11.53551    $15.02752       18,917
    01/01/2014 to 12/31/2014.........  $15.02752    $16.58454       13,744
 AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $10.01928    $11.36976       50,219
    01/01/2011 to 12/31/2011.........  $11.36976    $10.76129       40,255
    01/01/2012 to 12/31/2012.........  $10.76129    $12.55624       33,008
    01/01/2013 to 12/31/2013.........  $12.55624    $16.19167       22,614
    01/01/2014 to 12/31/2014.........  $16.19167    $17.61574       28,716

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98771    $10.65857      225,964
    01/01/2011 to 12/31/2011.........  $10.65857    $10.34518      147,454
    01/01/2012 to 12/31/2012.........  $10.34518    $11.11353      103,290
    01/01/2013 to 12/31/2013.........  $11.11353    $11.90604       51,885
    01/01/2014 to 12/31/2014.........  $11.90604    $12.08366       82,864
 AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.96459    $11.44456       94,641
    01/01/2011 to 12/31/2011.........  $11.44456    $11.30993       41,071
    01/01/2012 to 12/31/2012.........  $11.30993    $12.76351       31,161
    01/01/2013 to 12/31/2013.........  $12.76351    $17.28357       90,823
    01/01/2014 to 12/31/2014.........  $17.28357    $18.07377      166,317
 AST HERNDON LARGE-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98557    $10.62574       24,907
    01/01/2011 to 12/31/2011.........  $10.62574    $10.31479       10,609
    01/01/2012 to 12/31/2012.........  $10.31479    $11.41003       30,132
    01/01/2013 to 12/31/2013.........  $11.41003    $14.98514       14,322
    01/01/2014 to 12/31/2014.........  $14.98514    $14.84571       21,676
 AST HIGH YIELD PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98394    $10.71987       75,583
    01/01/2011 to 12/31/2011.........  $10.71987    $10.78949       80,740
    01/01/2012 to 12/31/2012.........  $10.78949    $11.98506       32,851
    01/01/2013 to 12/31/2013.........  $11.98506    $12.53095       41,481
    01/01/2014 to 12/31/2014.........  $12.53095    $12.53665       45,865
 AST INTERNATIONAL GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.92879    $11.21224       36,793
    01/01/2011 to 12/31/2011.........  $11.21224    $ 9.52422       23,113
    01/01/2012 to 12/31/2012.........  $ 9.52422    $11.18271       28,321
    01/01/2013 to 12/31/2013.........  $11.18271    $12.98759       15,968
    01/01/2014 to 12/31/2014.........  $12.98759    $11.96938       13,433

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST INTERNATIONAL VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.92866    $10.75268       30,014
    01/01/2011 to 12/31/2011.........  $10.75268    $ 9.17316       19,353
    01/01/2012 to 12/31/2012.........  $ 9.17316    $10.44038       11,831
    01/01/2013 to 12/31/2013.........  $10.44038    $12.16729        4,612
    01/01/2014 to 12/31/2014.........  $12.16729    $11.07349        6,281
 AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97620    $10.82869      341,662
    01/01/2011 to 12/31/2011.........  $10.82869    $10.50361      210,711
    01/01/2012 to 12/31/2012.........  $10.50361    $11.63772      164,830
    01/01/2013 to 12/31/2013.........  $11.63772    $13.20113       77,929
    01/01/2014 to 12/31/2014.........  $13.20113    $13.69735       99,223
 AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.92131    $10.51577       34,974
    01/01/2011 to 12/31/2011.........  $10.51577    $ 9.31972       17,022
    01/01/2012 to 12/31/2012.........  $ 9.31972    $11.08286       17,036
    01/01/2013 to 12/31/2013.........  $11.08286    $12.47210       12,129
    01/01/2014 to 12/31/2014.........  $12.47210    $11.39201       16,267
 AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99796    $10.54573      238,911
    01/01/2011 to 12/31/2011.........  $10.54573    $10.31175      152,120
    01/01/2012 to 12/31/2012.........  $10.31175    $11.13698      105,154
    01/01/2013 to 12/31/2013.........  $11.13698    $12.06278       40,659
    01/01/2014 to 12/31/2014.........  $12.06278    $12.40833       74,831
 AST JENNISON LARGE-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97081    $10.73371       15,327
    01/01/2011 to 12/31/2011.........  $10.73371    $10.54054        5,284
    01/01/2012 to 12/31/2012.........  $10.54054    $11.84341        9,256
    01/01/2013 to 12/31/2013.........  $11.84341    $15.76964        9,312
    01/01/2014 to 12/31/2014.........  $15.76964    $16.84537       12,912

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST LARGE-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98995    $10.57650       24,005
    01/01/2011 to 12/31/2011.........  $10.57650    $ 9.88604       16,219
    01/01/2012 to 12/31/2012.........  $ 9.88604    $11.27190       13,356
    01/01/2013 to 12/31/2013.........  $11.27190    $15.37897       23,784
    01/01/2014 to 12/31/2014.........  $15.37897    $17.06442       19,246
 AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99207    $11.26074       53,828
    01/01/2011 to 12/31/2011.........  $11.26074    $10.88492       32,765
    01/01/2012 to 12/31/2012.........  $10.88492    $11.92027       55,743
    01/01/2013 to 12/31/2013.........  $11.92027    $15.88576       19,055
    01/01/2014 to 12/31/2014.........  $15.88576    $17.13764       25,866
 AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98814    $10.77863       51,631
    01/01/2011 to 12/31/2011.........  $10.77863    $11.58447       56,121
    01/01/2012 to 12/31/2012.........  $11.58447    $11.97025       58,566
    01/01/2013 to 12/31/2013.........  $11.97025    $11.44337       28,090
    01/01/2014 to 12/31/2014.........  $11.44337    $11.87618       21,518
 AST MFS GLOBAL EQUITY PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98709    $10.85175       45,594
    01/01/2011 to 12/31/2011.........  $10.85175    $10.25460       25,192
    01/01/2012 to 12/31/2012.........  $10.25460    $12.31152       44,434
    01/01/2013 to 12/31/2013.........  $12.31152    $15.32895      250,442
    01/01/2014 to 12/31/2014.........  $15.32895    $15.49628      390,677
 AST MFS GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99796    $10.82739       11,152
    01/01/2011 to 12/31/2011.........  $10.82739    $10.49984        7,990
    01/01/2012 to 12/31/2012.........  $10.49984    $11.99213       13,797
    01/01/2013 to 12/31/2013.........  $11.99213    $15.99255       13,770
    01/01/2014 to 12/31/2014.........  $15.99255    $16.95954       17,533

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST MFS LARGE-CAP VALUE PORTFOLIO
    08/20/2012* to 12/31/2012........  $ 9.99797    $10.16591            0
    01/01/2013 to 12/31/2013.........  $10.16591    $13.33883        1,838
    01/01/2014 to 12/31/2014.........  $13.33883    $14.34158        4,476
 AST MID-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98822    $11.45566       20,289
    01/01/2011 to 12/31/2011.........  $11.45566    $10.78976       17,086
    01/01/2012 to 12/31/2012.........  $10.78976    $12.46281       11,167
    01/01/2013 to 12/31/2013.........  $12.46281    $16.09848       12,525
    01/01/2014 to 12/31/2014.........  $16.09848    $18.05487       10,400
 AST MONEY MARKET PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99797    $ 9.80382       85,277
    01/01/2011 to 12/31/2011.........  $ 9.80382    $ 9.56603      104,231
    01/01/2012 to 12/31/2012.........  $ 9.56603    $ 9.33180       59,497
    01/01/2013 to 12/31/2013.........  $ 9.33180    $ 9.10326       23,231
    01/01/2014 to 12/31/2014.........  $ 9.10326    $ 8.88014       18,379
 AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99052    $11.18938       42,785
    01/01/2011 to 12/31/2011.........  $11.18938    $10.64447       24,128
    01/01/2012 to 12/31/2012.........  $10.64447    $12.16168       21,619
    01/01/2013 to 12/31/2013.........  $12.16168    $16.84763       25,421
    01/01/2014 to 12/31/2014.........  $16.84763    $18.77699       38,138
 AST NEUBERGER BERMAN CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.02787    $10.05654            0
    01/01/2012 to 12/31/2012.........  $10.05654    $10.28770        1,309
    01/01/2013 to 12/31/2013.........  $10.28770    $ 9.75126          836
    01/01/2014 to 12/31/2014.........  $ 9.75126    $10.00237        3,831

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.95826    $11.87634       59,541
    01/01/2011 to 12/31/2011.........  $11.87634    $11.78118       26,730
    01/01/2012 to 12/31/2012.........  $11.78118    $12.91513       22,976
    01/01/2013 to 12/31/2013.........  $12.91513    $16.70727      173,528
    01/01/2014 to 12/31/2014.........  $16.70727    $17.59191      258,052
 AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97239    $11.38176       16,063
    01/01/2011 to 04/29/2011.........  $11.38176    $12.73250            0
 AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
    04/30/2012* to 12/31/2012........  $ 9.99797    $10.26668       41,111
    01/01/2013 to 12/31/2013.........  $10.26668    $11.90955       14,343
    01/01/2014 to 12/31/2014.........  $11.90955    $12.21473        8,586
 AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.93844    $11.62845      130,854
    01/01/2011 to 12/31/2011.........  $11.62845    $ 9.04437       81,312
    01/01/2012 to 12/31/2012.........  $ 9.04437    $10.40420       66,882
    01/01/2013 to 12/31/2013.........  $10.40420    $10.17201       36,025
    01/01/2014 to 12/31/2014.........  $10.17201    $ 9.45806       36,857
 AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    03/15/2010 to 12/31/2010.........  $10.00739    $10.04039       63,236
    01/01/2011 to 12/31/2011.........  $10.04039    $10.01505       45,426
    01/01/2012 to 12/31/2012.........  $10.01505    $10.22803       49,538
    01/01/2013 to 12/31/2013.........  $10.22803    $ 9.76064       94,443
    01/01/2014 to 12/31/2014.........  $ 9.76064    $ 9.51233      123,171
 AST PIMCO TOTAL RETURN BOND PORTFOLIO
    03/15/2010 to 12/31/2010.........  $10.00631    $10.31195      622,197
    01/01/2011 to 12/31/2011.........  $10.31195    $10.37954      456,300
    01/01/2012 to 12/31/2012.........  $10.37954    $11.06872      345,283
    01/01/2013 to 12/31/2013.........  $11.06872    $10.59913      206,735
    01/01/2014 to 12/31/2014.........  $10.59913    $10.77703      217,756

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98893    $10.55451      912,631
    01/01/2011 to 12/31/2011.........  $10.55451    $10.39894      867,086
    01/01/2012 to 12/31/2012.........  $10.39894    $11.19608      823,343
    01/01/2013 to 12/31/2013.........  $11.19608    $11.92788      359,644
    01/01/2014 to 12/31/2014.........  $11.92788    $12.30764      365,749
 AST PRUDENTIAL CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.01788    $10.05643        1,632
    01/01/2012 to 12/31/2012.........  $10.05643    $10.50712        7,271
    01/01/2013 to 12/31/2013.........  $10.50712    $10.01269        8,073
    01/01/2014 to 12/31/2014.........  $10.01269    $10.35944       12,604
 AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.96296    $11.46234      817,470
    01/01/2011 to 12/31/2011.........  $11.46234    $10.48701      565,331
    01/01/2012 to 12/31/2012.........  $10.48701    $11.55136      525,857
    01/01/2013 to 12/31/2013.........  $11.55136    $13.18697      317,423
    01/01/2014 to 12/31/2014.........  $13.18697    $14.04719      330,365
 AST QMA US EQUITY ALPHA PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99796    $10.84746        7,009
    01/01/2011 to 12/31/2011.........  $10.84746    $10.94802        4,463
    01/01/2012 to 12/31/2012.........  $10.94802    $12.68749        5,825
    01/01/2013 to 12/31/2013.........  $12.68749    $16.39033        4,673
    01/01/2014 to 12/31/2014.........  $16.39033    $18.74107        3,887
 AST QUANTITATIVE MODELING PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99796    $ 8.85121            0
    01/01/2012 to 12/31/2012.........  $ 8.85121    $ 9.77011            0
    01/01/2013 to 12/31/2013.........  $ 9.77011    $11.66555            0
    01/01/2014 to 12/31/2014.........  $11.66555    $12.11951            0
 AST RCM WORLD TRENDS PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98702    $10.74242      311,912
    01/01/2011 to 12/31/2011.........  $10.74242    $10.28929      241,024
    01/01/2012 to 12/31/2012.........  $10.28929    $11.06887      177,803
    01/01/2013 to 12/31/2013.........  $11.06887    $12.14092       86,879
    01/01/2014 to 12/31/2014.........  $12.14092    $12.45207      127,810

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97721    $10.92906       570,607
    01/01/2011 to 12/31/2011.........  $10.92906    $10.40712       312,482
    01/01/2012 to 12/31/2012.........  $10.40712    $11.76622       290,473
    01/01/2013 to 12/31/2013.........  $11.76622    $13.55097       188,522
    01/01/2014 to 12/31/2014.........  $13.55097    $13.93711       252,092
 AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98185    $10.72160     1,021,850
    01/01/2011 to 12/31/2011.........  $10.72160    $10.10574       781,192
    01/01/2012 to 12/31/2012.........  $10.10574    $10.95563       780,262
    01/01/2013 to 12/31/2013.........  $10.95563    $12.22641       551,473
    01/01/2014 to 12/31/2014.........  $12.22641    $12.28900       412,273
 AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO
 FORMERLY, AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97129    $12.10887        33,912
    01/01/2011 to 12/31/2011.........  $12.10887    $10.26372        33,764
    01/01/2012 to 12/31/2012.........  $10.26372    $12.02157        22,467
    01/01/2013 to 12/31/2013.........  $12.02157    $16.51317        12,832
    01/01/2014 to 12/31/2014.........  $16.51317    $16.90455        15,327
 AST SMALL-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.96034    $12.56702        45,553
    01/01/2011 to 12/31/2011.........  $12.56702    $12.13960        23,037
    01/01/2012 to 12/31/2012.........  $12.13960    $13.28352        29,382
    01/01/2013 to 12/31/2013.........  $13.28352    $17.51609        16,872
    01/01/2014 to 12/31/2014.........  $17.51609    $17.73947        16,895
 AST SMALL-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.96377    $11.42118        38,857
    01/01/2011 to 12/31/2011.........  $11.42118    $10.47587        19,315
    01/01/2012 to 12/31/2012.........  $10.47587    $12.07466        28,319
    01/01/2013 to 12/31/2013.........  $12.07466    $16.18447        27,508
    01/01/2014 to 12/31/2014.........  $16.18447    $16.61963        25,283

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99166    $10.65016      702,454
    01/01/2011 to 12/31/2011.........  $10.65016    $10.59574      558,590
    01/01/2012 to 12/31/2012.........  $10.59574    $11.73064      483,571
    01/01/2013 to 12/31/2013.........  $11.73064    $13.36952      331,507
    01/01/2014 to 12/31/2014.........  $13.36952    $13.80879      338,148
 AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98530    $10.49613       28,621
    01/01/2011 to 12/31/2011.........  $10.49613    $10.07151       29,967
    01/01/2012 to 12/31/2012.........  $10.07151    $11.51919       25,122
    01/01/2013 to 12/31/2013.........  $11.51919    $14.57283       20,594
    01/01/2014 to 12/31/2014.........  $14.57283    $15.27731       25,194
 AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97054    $11.09254       98,460
    01/01/2011 to 12/31/2011.........  $11.09254    $10.63770       65,252
    01/01/2012 to 12/31/2012.........  $10.63770    $12.20110       78,203
    01/01/2013 to 12/31/2013.........  $12.20110    $17.14257      160,881
    01/01/2014 to 12/31/2014.........  $17.14257    $18.11822      201,746
 AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.85922    $11.43090      183,850
    01/01/2011 to 12/31/2011.........  $11.43090    $ 9.48762      118,919
    01/01/2012 to 12/31/2012.........  $ 9.48762    $ 9.58963       80,259
    01/01/2013 to 12/31/2013.........  $ 9.58963    $10.79343       37,681
    01/01/2014 to 12/31/2014.........  $10.79343    $ 9.64854       47,806
 AST TEMPLETON GLOBAL BOND PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97965    $10.27029       26,234
    01/01/2011 to 12/31/2011.........  $10.27029    $10.43240       30,635
    01/01/2012 to 12/31/2012.........  $10.43240    $10.70810       14,739
    01/01/2013 to 12/31/2013.........  $10.70810    $10.05368        4,933
    01/01/2014 to 12/31/2014.........  $10.05368    $ 9.86192        6,787

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99796    $ 8.78899        16,039
    01/01/2012 to 12/31/2012.........  $ 8.78899    $ 9.51705         6,547
    01/01/2013 to 12/31/2013.........  $ 9.51705    $11.18739        50,917
    01/01/2014 to 12/31/2014.........  $11.18739    $11.51400        58,403
 AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99796    $10.35895       123,918
    01/01/2011 to 12/31/2011.........  $10.35895    $10.71447        80,875
    01/01/2012 to 12/31/2012.........  $10.71447    $11.27233        70,859
    01/01/2013 to 12/31/2013.........  $11.27233    $10.83198       287,441
    01/01/2014 to 12/31/2014.........  $10.83198    $11.32715       470,275
 FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
    03/15/2010 to 12/31/2010.........  $ 9.97049    $10.59823     1,028,675
    01/01/2011 to 12/31/2011.........  $10.59823    $10.16626       659,614
    01/01/2012 to 09/21/2012.........  $10.16626    $11.32227             0

* Denotes the start date of these sub-accounts

                          PREMIER RETIREMENT X SERIES

                         PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

            ACCUMULATION UNIT VALUES: WITH COMBO 5% AND HAV (2.65%)

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.96709    $10.73250     2,607,318
    01/01/2011 to 12/31/2011.........  $10.73250    $10.17073     4,239,341
    01/01/2012 to 12/31/2012.........  $10.17073    $11.14493     6,194,491
    01/01/2013 to 12/31/2013.........  $11.14493    $11.93170     6,373,739
    01/01/2014 to 12/31/2014.........  $11.93170    $12.05900     5,796,295
 AST ADVANCED STRATEGIES PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97777    $10.83775     2,204,063
    01/01/2011 to 12/31/2011.........  $10.83775    $10.56281     4,356,169
    01/01/2012 to 12/31/2012.........  $10.56281    $11.68600     7,609,369
    01/01/2013 to 12/31/2013.........  $11.68600    $13.25989     7,834,515
    01/01/2014 to 12/31/2014.........  $13.25989    $13.69694     7,468,668
 AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $10.00630    $10.73316       113,776
    01/01/2011 to 12/31/2011.........  $10.73316    $10.82243       197,585
    01/01/2012 to 05/04/2012.........  $10.82243    $11.71793             0
 AST BALANCED ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98805    $10.69113     3,011,825
    01/01/2011 to 12/31/2011.........  $10.69113    $10.28178     5,332,597
    01/01/2012 to 12/31/2012.........  $10.28178    $11.25754     8,208,915
    01/01/2013 to 12/31/2013.........  $11.25754    $12.89341     8,525,474
    01/01/2014 to 12/31/2014.........  $12.89341    $13.37030     8,066,910

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99779    $ 9.10428       806,990
    01/01/2012 to 12/31/2012.........  $ 9.10428    $ 9.91691     1,943,918
    01/01/2013 to 12/31/2013.........  $ 9.91691    $10.70194     1,950,366
    01/01/2014 to 12/31/2014.........  $10.70194    $10.92829     1,907,607
 AST BLACKROCK ISHARES ETF PORTFOLIO
    04/29/2013* to 12/31/2013........  $ 9.99779    $10.42723        70,509
    01/01/2014 to 12/31/2014.........  $10.42723    $10.51424        84,097
 AST BOSTON PARTNERS LARGE-CAP VALUE PORTFOLIO
 FORMERLY, AST JENNISON LARGE-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97096    $10.50177        75,645
    01/01/2011 to 12/31/2011.........  $10.50177    $ 9.62357       114,325
    01/01/2012 to 12/31/2012.........  $ 9.62357    $10.60791       163,819
    01/01/2013 to 12/31/2013.........  $10.60791    $13.57271       187,127
    01/01/2014 to 12/31/2014.........  $13.57271    $14.56936       178,806
 AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97696    $10.77122     3,042,353
    01/01/2011 to 12/31/2011.........  $10.77122    $10.23176     4,508,569
    01/01/2012 to 12/31/2012.........  $10.23176    $11.32704     7,481,046
    01/01/2013 to 12/31/2013.........  $11.32704    $13.52792     8,144,806
    01/01/2014 to 12/31/2014.........  $13.52792    $14.09066     8,188,275
 AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
    02/25/2013* to 12/31/2013........  $ 9.99779    $11.56161        18,728
    01/01/2014 to 12/31/2014.........  $11.56161    $12.78708        37,800
 AST COHEN & STEERS REALTY PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.95918    $11.71858       133,723
    01/01/2011 to 12/31/2011.........  $11.71858    $12.16046       197,922
    01/01/2012 to 12/31/2012.........  $12.16046    $13.65459       328,967
    01/01/2013 to 12/31/2013.........  $13.65459    $13.70926       327,378
    01/01/2014 to 12/31/2014.........  $13.70926    $17.47202       297,918

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
    04/29/2013* to 12/31/2013........  $ 9.99779    $ 9.62212        82,966
    01/01/2014 to 12/31/2014.........  $ 9.62212    $ 9.84515       120,421
 AST FI PYRAMIS QUANTITATIVE PORTFOLIO
 FORMERLY, AST FIRST TRUST BALANCED TARGET PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97527    $10.95228     1,431,400
    01/01/2011 to 12/31/2011.........  $10.95228    $10.50216     3,032,510
    01/01/2012 to 12/31/2012.........  $10.50216    $11.31067     4,832,563
    01/01/2013 to 12/31/2013.........  $11.31067    $12.63622     5,486,700
    01/01/2014 to 12/31/2014.........  $12.63622    $12.68900     4,715,513
 AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99779    $10.81934       913,874
    01/01/2011 to 12/31/2011.........  $10.81934    $10.27269     1,978,648
    01/01/2012 to 12/31/2012.........  $10.27269    $11.36370     3,526,680
    01/01/2013 to 12/31/2013.........  $11.36370    $13.18933     3,734,190
    01/01/2014 to 12/31/2014.........  $13.18933    $13.57410     3,651,173
 AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
    04/30/2012* to 12/31/2012........  $ 9.99780    $10.67407     5,269,795
    01/01/2013 to 12/31/2013.........  $10.67407    $12.93425     5,554,950
    01/01/2014 to 12/31/2014.........  $12.93425    $12.99162     5,203,551
 AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
    04/29/2013* to 12/31/2013........  $ 9.99779    $10.74149       239,581
    01/01/2014 to 12/31/2014.........  $10.74149    $10.72441       245,505
 AST GLOBAL REAL ESTATE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.96946    $11.47951        56,998
    01/01/2011 to 12/31/2011.........  $11.47951    $10.61265        93,524
    01/01/2012 to 12/31/2012.........  $10.61265    $13.10012       154,538
    01/01/2013 to 12/31/2013.........  $13.10012    $13.30738       178,127
    01/01/2014 to 12/31/2014.........  $13.30738    $14.75863       163,197

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $10.01779    $10.71951       108,207
    01/01/2011 to 12/31/2011.........  $10.71951    $10.02285       170,674
    01/01/2012 to 12/31/2012.........  $10.02285    $11.68525       248,683
    01/01/2013 to 12/31/2013.........  $11.68525    $14.75879       256,623
    01/01/2014 to 02/07/2014.........  $14.75879    $14.50381             0
 AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99104    $10.70391        95,897
    01/01/2011 to 12/31/2011.........  $10.70391    $ 9.84561       108,044
    01/01/2012 to 12/31/2012.........  $ 9.84561    $11.46924       164,947
    01/01/2013 to 12/31/2013.........  $11.46924    $14.91069       180,421
    01/01/2014 to 12/31/2014.........  $14.91069    $16.42190       185,131
 AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $10.01911    $11.35110       184,610
    01/01/2011 to 12/31/2011.........  $11.35110    $10.72176       204,399
    01/01/2012 to 12/31/2012.........  $10.72176    $12.48443       315,523
    01/01/2013 to 12/31/2013.........  $12.48443    $16.06629       366,027
    01/01/2014 to 12/31/2014.........  $16.06629    $17.44354       356,541
 AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98754    $10.64093     1,152,390
    01/01/2011 to 12/31/2011.........  $10.64093    $10.30697     2,246,399
    01/01/2012 to 12/31/2012.........  $10.30697    $11.04976     3,530,504
    01/01/2013 to 12/31/2013.........  $11.04976    $11.81336     3,476,933
    01/01/2014 to 12/31/2014.........  $11.81336    $11.96511     3,155,584
 AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.96442    $11.42557       171,284
    01/01/2011 to 12/31/2011.........  $11.42557    $11.26813       248,551
    01/01/2012 to 12/31/2012.........  $11.26813    $12.69009       365,989
    01/01/2013 to 12/31/2013.........  $12.69009    $17.14902       398,969
    01/01/2014 to 12/31/2014.........  $17.14902    $17.89632       406,716

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST HERNDON LARGE-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98540    $10.60814         23,051
    01/01/2011 to 12/31/2011.........  $10.60814    $10.27671        139,257
    01/01/2012 to 12/31/2012.........  $10.27671    $11.34461        234,111
    01/01/2013 to 12/31/2013.........  $11.34461    $14.86856        206,389
    01/01/2014 to 12/31/2014.........  $14.86856    $14.70015        187,743
 AST HIGH YIELD PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98377    $10.70219        110,533
    01/01/2011 to 12/31/2011.........  $10.70219    $10.74978        210,383
    01/01/2012 to 12/31/2012.........  $10.74978    $11.91634        399,969
    01/01/2013 to 12/31/2013.........  $11.91634    $12.43356        391,075
    01/01/2014 to 12/31/2014.........  $12.43356    $12.41372        395,384
 AST INTERNATIONAL GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.92862    $11.19364         60,668
    01/01/2011 to 12/31/2011.........  $11.19364    $ 9.48900        134,692
    01/01/2012 to 12/31/2012.........  $ 9.48900    $11.11855        200,665
    01/01/2013 to 12/31/2013.........  $11.11855    $12.88679        210,468
    01/01/2014 to 12/31/2014.........  $12.88679    $11.85214        231,201
 AST INTERNATIONAL VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.92849    $10.73490         75,016
    01/01/2011 to 12/31/2011.........  $10.73490    $ 9.13924        108,766
    01/01/2012 to 12/31/2012.........  $ 9.13924    $10.38038        155,524
    01/01/2013 to 12/31/2013.........  $10.38038    $12.07267        145,297
    01/01/2014 to 12/31/2014.........  $12.07267    $10.96478        156,094
 AST INVESTMENT GRADE BOND PORTFOLIO
    03/15/2010 to 12/31/2010.........  $10.00602    $10.54049          1,140
    01/01/2011 to 12/31/2011.........  $10.54049    $11.53880     15,464,438
    01/01/2012 to 12/31/2012.........  $11.53880    $12.28868      7,485,052
    01/01/2013 to 12/31/2013.........  $12.28868    $11.58223      2,361,373
    01/01/2014 to 12/31/2014.........  $11.58223    $12.03404      3,082,363

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97603    $10.81090       837,082
    01/01/2011 to 12/31/2011.........  $10.81090    $10.46494     1,426,639
    01/01/2012 to 12/31/2012.........  $10.46494    $11.57098     2,617,414
    01/01/2013 to 12/31/2013.........  $11.57098    $13.09846     2,715,029
    01/01/2014 to 12/31/2014.........  $13.09846    $13.56294     2,462,759
 AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.92114    $10.49844       146,439
    01/01/2011 to 12/31/2011.........  $10.49844    $ 9.28539       214,482
    01/01/2012 to 12/31/2012.........  $ 9.28539    $11.01934       305,947
    01/01/2013 to 12/31/2013.........  $11.01934    $12.37519       329,642
    01/01/2014 to 12/31/2014.........  $12.37519    $11.28033       368,510
 AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99779    $10.52832       921,227
    01/01/2011 to 12/31/2011.........  $10.52832    $10.27372     2,001,048
    01/01/2012 to 12/31/2012.........  $10.27372    $11.07307     3,936,526
    01/01/2013 to 12/31/2013.........  $11.07307    $11.96897     3,306,177
    01/01/2014 to 12/31/2014.........  $11.96897    $12.28674     3,135,270
 AST JENNISON LARGE-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97064    $10.71595        55,253
    01/01/2011 to 12/31/2011.........  $10.71595    $10.50154       132,378
    01/01/2012 to 12/31/2012.........  $10.50154    $11.77530       209,722
    01/01/2013 to 12/31/2013.........  $11.77530    $15.64685       221,096
    01/01/2014 to 12/31/2014.........  $15.64685    $16.67993       264,855
 AST LARGE-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98978    $10.55912        37,714
    01/01/2011 to 12/31/2011.........  $10.55912    $ 9.84961        47,578
    01/01/2012 to 12/31/2012.........  $ 9.84961    $11.20732        69,207
    01/01/2013 to 12/31/2013.........  $11.20732    $15.25943       147,400
    01/01/2014 to 12/31/2014.........  $15.25943    $16.89710       194,934

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99190    $11.24220      133,562
    01/01/2011 to 12/31/2011.........  $11.24220    $10.84477      187,503
    01/01/2012 to 12/31/2012.........  $10.84477    $11.85183      256,231
    01/01/2013 to 12/31/2013.........  $11.85183    $15.76207      227,050
    01/01/2014 to 12/31/2014.........  $15.76207    $16.96941      402,606
 AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98797    $10.76076       64,881
    01/01/2011 to 12/31/2011.........  $10.76076    $11.54178      375,367
    01/01/2012 to 12/31/2012.........  $11.54178    $11.90163      799,336
    01/01/2013 to 12/31/2013.........  $11.90163    $11.35445      841,093
    01/01/2014 to 12/31/2014.........  $11.35445    $11.75977      871,325
 AST MFS GLOBAL EQUITY PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98692    $10.83391       85,073
    01/01/2011 to 12/31/2011.........  $10.83391    $10.21681      153,347
    01/01/2012 to 12/31/2012.........  $10.21681    $12.24103      231,475
    01/01/2013 to 12/31/2013.........  $12.24103    $15.20990      285,827
    01/01/2014 to 12/31/2014.........  $15.20990    $15.34428      309,145
 AST MFS GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99779    $10.80961       33,620
    01/01/2011 to 12/31/2011.........  $10.80961    $10.46110       68,364
    01/01/2012 to 12/31/2012.........  $10.46110    $11.92323      154,835
    01/01/2013 to 12/31/2013.........  $11.92323    $15.86808      170,897
    01/01/2014 to 12/31/2014.........  $15.86808    $16.79310      176,483
 AST MFS LARGE-CAP VALUE PORTFOLIO
    08/20/2012* to 12/31/2012........  $ 9.99780    $10.15815          162
    01/01/2013 to 12/31/2013.........  $10.15815    $13.30115       23,898
    01/01/2014 to 12/31/2014.........  $13.30115    $14.27186       61,683

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST MID-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98806    $11.43683       66,535
    01/01/2011 to 12/31/2011.........  $11.43683    $10.74992      120,246
    01/01/2012 to 12/31/2012.........  $10.74992    $12.39118      192,948
    01/01/2013 to 12/31/2013.........  $12.39118    $15.97318      196,499
    01/01/2014 to 12/31/2014.........  $15.97318    $17.87763      179,010
 AST MONEY MARKET PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99780    $ 9.78749      384,493
    01/01/2011 to 12/31/2011.........  $ 9.78749    $ 9.53079      795,470
    01/01/2012 to 12/31/2012.........  $ 9.53079    $ 9.27839      815,092
    01/01/2013 to 12/31/2013.........  $ 9.27839    $ 9.03243      699,730
    01/01/2014 to 12/31/2014.........  $ 9.03243    $ 8.79316      485,524
 AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99035    $11.17095      121,123
    01/01/2011 to 12/31/2011.........  $11.17095    $10.60520      210,254
    01/01/2012 to 12/31/2012.........  $10.60520    $12.09193      316,073
    01/01/2013 to 12/31/2013.........  $12.09193    $16.71665      337,655
    01/01/2014 to 12/31/2014.........  $16.71665    $18.59276      307,908
 AST NEUBERGER BERMAN CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.02770    $10.05299       20,540
    01/01/2012 to 12/31/2012.........  $10.05299    $10.26297       82,575
    01/01/2013 to 12/31/2013.........  $10.26297    $ 9.70796      102,816
    01/01/2014 to 12/31/2014.........  $ 9.70796    $ 9.93759      145,956
 AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.95809    $11.85666       92,495
    01/01/2011 to 12/31/2011.........  $11.85666    $11.73773      215,587
    01/01/2012 to 12/31/2012.........  $11.73773    $12.84108      324,519
    01/01/2013 to 12/31/2013.........  $12.84108    $16.57758      324,023
    01/01/2014 to 12/31/2014.........  $16.57758    $17.41947      317,576

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97222    $11.36309         47,116
    01/01/2011 to 04/29/2011.........  $11.36309    $12.70311              0
 AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
    04/30/2012* to 12/31/2012........  $ 9.99780    $10.25246        436,436
    01/01/2013 to 12/31/2013.........  $10.25246    $11.86864        513,817
    01/01/2014 to 12/31/2014.........  $11.86864    $12.14784        463,156
 AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.93827    $11.60926        267,556
    01/01/2011 to 12/31/2011.........  $11.60926    $ 9.01089        389,169
    01/01/2012 to 12/31/2012.........  $ 9.01089    $10.34449        578,018
    01/01/2013 to 12/31/2013.........  $10.34449    $10.09286        590,357
    01/01/2014 to 12/31/2014.........  $10.09286    $ 9.36519        619,777
 AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    03/15/2010 to 12/31/2010.........  $10.00722    $10.02388         70,985
    01/01/2011 to 12/31/2011.........  $10.02388    $ 9.97809        210,539
    01/01/2012 to 12/31/2012.........  $ 9.97809    $10.16918        266,496
    01/01/2013 to 12/31/2013.........  $10.16918    $ 9.68440        251,734
    01/01/2014 to 12/31/2014.........  $ 9.68440    $ 9.41855        205,549
 AST PIMCO TOTAL RETURN BOND PORTFOLIO
    03/15/2010 to 12/31/2010.........  $10.00614    $10.29498      1,860,843
    01/01/2011 to 12/31/2011.........  $10.29498    $10.34127      3,004,507
    01/01/2012 to 12/31/2012.........  $10.34127    $11.00518      4,568,519
    01/01/2013 to 12/31/2013.........  $11.00518    $10.51669      4,613,033
    01/01/2014 to 12/31/2014.........  $10.51669    $10.67123      4,173,685
 AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98876    $10.53708      3,395,853
    01/01/2011 to 12/31/2011.........  $10.53708    $10.36047      7,654,853
    01/01/2012 to 12/31/2012.........  $10.36047    $11.13174     11,371,344
    01/01/2013 to 12/31/2013.........  $11.13174    $11.83502     10,551,404
    01/01/2014 to 12/31/2014.........  $11.83502    $12.18676      9,826,287

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST PRUDENTIAL CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.01771    $10.05292        45,844
    01/01/2012 to 12/31/2012.........  $10.05292    $10.48178       249,288
    01/01/2013 to 12/31/2013.........  $10.48178    $ 9.96795       156,945
    01/01/2014 to 12/31/2014.........  $ 9.96795    $10.29191       247,369
 AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.96279    $11.44353     1,885,760
    01/01/2011 to 12/31/2011.........  $11.44353    $10.44833     3,540,476
    01/01/2012 to 12/31/2012.........  $10.44833    $11.48513     5,823,776
    01/01/2013 to 12/31/2013.........  $11.48513    $13.08456     5,797,908
    01/01/2014 to 12/31/2014.........  $13.08456    $13.90949     5,198,029
 AST QMA US EQUITY ALPHA PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99779    $10.82950        23,171
    01/01/2011 to 12/31/2011.........  $10.82950    $10.90755        39,716
    01/01/2012 to 12/31/2012.........  $10.90755    $12.61475        83,213
    01/01/2013 to 12/31/2013.........  $12.61475    $16.26289        92,520
    01/01/2014 to 12/31/2014.........  $16.26289    $18.55708       110,079
 AST QUANTITATIVE MODELING PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99779    $ 8.83900             0
    01/01/2012 to 12/31/2012.........  $ 8.83900    $ 9.73657             0
    01/01/2013 to 12/31/2013.........  $ 9.73657    $11.60165             0
    01/01/2014 to 12/31/2014.........  $11.60165    $12.02837             0
 AST RCM WORLD TRENDS PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98685    $10.72465     1,315,732
    01/01/2011 to 12/31/2011.........  $10.72465    $10.25133     2,875,051
    01/01/2012 to 12/31/2012.........  $10.25133    $11.00532     4,702,376
    01/01/2013 to 12/31/2013.........  $11.00532    $12.04658     4,739,593
    01/01/2014 to 12/31/2014.........  $12.04658    $12.33012     4,483,245

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97705    $10.91101     1,191,221
    01/01/2011 to 12/31/2011.........  $10.91101    $10.36853     2,226,953
    01/01/2012 to 12/31/2012.........  $10.36853    $11.69845     3,715,053
    01/01/2013 to 12/31/2013.........  $11.69845    $13.44539     3,957,735
    01/01/2014 to 12/31/2014.........  $13.44539    $13.80017     3,815,032
 AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98168    $10.70383     1,846,655
    01/01/2011 to 12/31/2011.........  $10.70383    $10.06844     3,184,156
    01/01/2012 to 12/31/2012.........  $10.06844    $10.89276     4,671,671
    01/01/2013 to 12/31/2013.........  $10.89276    $12.13118     4,540,410
    01/01/2014 to 12/31/2014.........  $12.13118    $12.16820     4,150,037
 AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO
 FORMERLY, AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97113    $12.08899        58,577
    01/01/2011 to 12/31/2011.........  $12.08899    $10.22587       134,490
    01/01/2012 to 12/31/2012.........  $10.22587    $11.95271       200,702
    01/01/2013 to 12/31/2013.........  $11.95271    $16.38515       182,609
    01/01/2014 to 12/31/2014.........  $16.38515    $16.73910       219,628
 AST SMALL-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.96018    $12.54628        81,960
    01/01/2011 to 12/31/2011.........  $12.54628    $12.09469       219,231
    01/01/2012 to 12/31/2012.........  $12.09469    $13.20715       296,633
    01/01/2013 to 12/31/2013.........  $13.20715    $17.37966       305,482
    01/01/2014 to 12/31/2014.........  $17.37966    $17.56522       335,051
 AST SMALL-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.96360    $11.40240        63,907
    01/01/2011 to 12/31/2011.........  $11.40240    $10.43726       105,524
    01/01/2012 to 12/31/2012.........  $10.43726    $12.00540       182,123
    01/01/2013 to 12/31/2013.........  $12.00540    $16.05869       196,351
    01/01/2014 to 12/31/2014.........  $16.05869    $16.45684       177,782

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99149    $10.63263      3,056,476
    01/01/2011 to 12/31/2011.........  $10.63263    $10.55669      6,317,043
    01/01/2012 to 12/31/2012.........  $10.55669    $11.66351     10,361,915
    01/01/2013 to 12/31/2013.........  $11.66351    $13.26590     10,816,978
    01/01/2014 to 12/31/2014.........  $13.26590    $13.67370     10,335,887
 AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98513    $10.47879         59,727
    01/01/2011 to 12/31/2011.........  $10.47879    $10.03434         79,549
    01/01/2012 to 12/31/2012.........  $10.03434    $11.45309        227,896
    01/01/2013 to 12/31/2013.........  $11.45309    $14.45957        231,755
    01/01/2014 to 12/31/2014.........  $14.45957    $15.12754        228,372
 AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97037    $11.07430        151,662
    01/01/2011 to 12/31/2011.........  $11.07430    $10.59848        231,225
    01/01/2012 to 12/31/2012.........  $10.59848    $12.13131        362,542
    01/01/2013 to 12/31/2013.........  $12.13131    $17.00959        456,949
    01/01/2014 to 12/31/2014.........  $17.00959    $17.94075        508,972
 AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.85905    $11.41201        334,474
    01/01/2011 to 12/31/2011.........  $11.41201    $ 9.45249        565,931
    01/01/2012 to 12/31/2012.........  $ 9.45249    $ 9.53436        873,791
    01/01/2013 to 12/31/2013.........  $ 9.53436    $10.70927        797,905
    01/01/2014 to 12/31/2014.........  $10.70927    $ 9.55363        817,944
 AST TEMPLETON GLOBAL BOND PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97948    $10.25334        102,180
    01/01/2011 to 12/31/2011.........  $10.25334    $10.39386        223,877
    01/01/2012 to 12/31/2012.........  $10.39386    $10.64670        307,319
    01/01/2013 to 12/31/2013.........  $10.64670    $ 9.97556        319,202
    01/01/2014 to 12/31/2014.........  $ 9.97556    $ 9.76535        329,147

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99779    $ 8.77697       449,407
    01/01/2012 to 12/31/2012.........  $ 8.77697    $ 9.48456     1,104,506
    01/01/2013 to 12/31/2013.........  $ 9.48456    $11.12630     1,210,338
    01/01/2014 to 12/31/2014.........  $11.12630    $11.42764     1,247,314
 AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99779    $10.34193       391,743
    01/01/2011 to 12/31/2011.........  $10.34193    $10.67502       772,512
    01/01/2012 to 12/31/2012.........  $10.67502    $11.20767     1,098,994
    01/01/2013 to 12/31/2013.........  $11.20767    $10.74779     1,158,910
    01/01/2014 to 12/31/2014.........  $10.74779    $11.21609     1,126,287
 FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
    03/15/2010 to 12/31/2010.........  $ 9.97032    $10.58070     2,114,779
    01/01/2011 to 12/31/2011.........  $10.58070    $10.12864     3,360,673
    01/01/2012 to 09/21/2012.........  $10.12864    $11.26346             0

* Denotes the start date of these sub-accounts

                          PREMIER RETIREMENT X SERIES

                         PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES: WITH HAV AND HD GRO II OR HAV AND GRO PLUS II (2.85%)

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.96692    $10.71479       65,957
    01/01/2011 to 12/31/2011.........  $10.71479    $10.13316       52,488
    01/01/2012 to 12/31/2012.........  $10.13316    $11.08102       39,919
    01/01/2013 to 12/31/2013.........  $11.08102    $11.83902       27,001
    01/01/2014 to 12/31/2014.........  $11.83902    $11.94081       13,550
 AST ADVANCED STRATEGIES PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97760    $10.81979       28,585
    01/01/2011 to 12/31/2011.........  $10.81979    $10.52381       12,812
    01/01/2012 to 12/31/2012.........  $10.52381    $11.61881        8,700
    01/01/2013 to 12/31/2013.........  $11.61881    $13.15667        8,076
    01/01/2014 to 12/31/2014.........  $13.15667    $13.56243        5,958
 AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $10.00613    $10.71544          106
    01/01/2011 to 12/31/2011.........  $10.71544    $10.78236          757
    01/01/2012 to 05/04/2012.........  $10.78236    $11.66627            0
 AST BALANCED ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98788    $10.67348       59,168
    01/01/2011 to 12/31/2011.........  $10.67348    $10.24378       28,237
    01/01/2012 to 12/31/2012.........  $10.24378    $11.19285       26,329
    01/01/2013 to 12/31/2013.........  $11.19285    $12.79292        8,741
    01/01/2014 to 12/31/2014.........  $12.79292    $13.23890        5,793

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99762    $ 9.09166        2,145
    01/01/2012 to 12/31/2012.........  $ 9.09166    $ 9.88283          863
    01/01/2013 to 12/31/2013.........  $ 9.88283    $10.64329       10,103
    01/01/2014 to 12/31/2014.........  $10.64329    $10.84619          985
 AST BLACKROCK ISHARES ETF PORTFOLIO
    04/29/2013* to 12/31/2013........  $ 9.99762    $10.41265        1,416
    01/01/2014 to 12/31/2014.........  $10.41265    $10.47787        1,014
 AST BOND PORTFOLIO 2017
    03/15/2010 to 12/31/2010.........  $ 9.99762    $10.50819          392
    01/01/2011 to 12/31/2011.........  $10.50819    $11.37404       86,475
    01/01/2012 to 12/31/2012.........  $11.37404    $11.61498       79,012
    01/01/2013 to 12/31/2013.........  $11.61498    $11.05171       61,812
    01/01/2014 to 12/31/2014.........  $11.05171    $10.89015       27,564
 AST BOND PORTFOLIO 2018
    03/15/2010 to 12/31/2010.........  $10.00633    $10.55075            0
    01/01/2011 to 12/31/2011.........  $10.55075    $11.64275       64,316
    01/01/2012 to 12/31/2012.........  $11.64275    $11.95683       74,618
    01/01/2013 to 12/31/2013.........  $11.95683    $11.25098       64,256
    01/01/2014 to 12/31/2014.........  $11.25098    $11.22140       49,120
 AST BOND PORTFOLIO 2019
    03/15/2010 to 12/31/2010.........  $ 9.99762    $10.55355            0
    01/01/2011 to 12/31/2011.........  $10.55355    $11.89119            0
    01/01/2012 to 12/31/2012.........  $11.89119    $12.22857        5,676
    01/01/2013 to 12/31/2013.........  $12.22857    $11.30601        7,260
    01/01/2014 to 12/31/2014.........  $11.30601    $11.45215        6,768

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST BOND PORTFOLIO 2020
    03/15/2010 to 12/31/2010.........  $10.00845    $10.58415            0
    01/01/2011 to 12/31/2011.........  $10.58415    $12.20355            0
    01/01/2012 to 12/31/2012.........  $12.20355    $12.60428            0
    01/01/2013 to 12/31/2013.........  $12.60428    $11.44718        1,970
    01/01/2014 to 12/31/2014.........  $11.44718    $11.80588        4,801
 AST BOND PORTFOLIO 2021
    03/15/2010 to 12/31/2010.........  $10.00738    $10.68500            0
    01/01/2011 to 12/31/2011.........  $10.68500    $12.48861      180,841
    01/01/2012 to 12/31/2012.........  $12.48861    $12.95637      189,205
    01/01/2013 to 12/31/2013.........  $12.95637    $11.70587      163,203
    01/01/2014 to 12/31/2014.........  $11.70587    $12.24566      150,949
 AST BOND PORTFOLIO 2022
    01/03/2011* to 12/31/2011........  $ 9.99762    $11.89255      121,045
    01/01/2012 to 12/31/2012.........  $11.89255    $12.22859      157,360
    01/01/2013 to 12/31/2013.........  $12.22859    $10.72225       90,260
    01/01/2014 to 12/31/2014.........  $10.72225    $11.49686       59,785
 AST BOND PORTFOLIO 2023
    01/03/2012* to 12/31/2012........  $ 9.99684    $10.28760            0
    01/01/2013 to 12/31/2013.........  $10.28760    $ 8.97494      126,844
    01/01/2014 to 12/31/2014.........  $ 8.97494    $ 9.81954       57,792
 AST BOND PORTFOLIO 2024
    01/02/2013* to 12/31/2013........  $ 9.99842    $ 8.65594       91,344
    01/01/2014 to 12/31/2014.........  $ 8.65594    $ 9.63637       52,153
 AST BOND PORTFOLIO 2025
    01/02/2014* to 12/31/2014........  $ 9.99842    $11.18213        5,405

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST BOSTON PARTNERS LARGE-CAP VALUE PORTFOLIO
 FORMERLY, AST JENNISON LARGE-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97079    $10.48449          640
    01/01/2011 to 12/31/2011.........  $10.48449    $ 9.58791          714
    01/01/2012 to 12/31/2012.........  $ 9.58791    $10.54673          135
    01/01/2013 to 12/31/2013.........  $10.54673    $13.46677          285
    01/01/2014 to 12/31/2014.........  $13.46677    $14.42599          301
 AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97679    $10.75348       34,654
    01/01/2011 to 12/31/2011.........  $10.75348    $10.19398       12,858
    01/01/2012 to 12/31/2012.........  $10.19398    $11.26197       11,473
    01/01/2013 to 12/31/2013.........  $11.26197    $13.42260        5,197
    01/01/2014 to 12/31/2014.........  $13.42260    $13.95227       45,328
 AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
    02/25/2013* to 12/31/2013........  $ 9.99762    $11.54138            0
    01/01/2014 to 12/31/2014.........  $11.54138    $12.73848        2,838
 AST COHEN & STEERS REALTY PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.95901    $11.69924        4,041
    01/01/2011 to 12/31/2011.........  $11.69924    $12.11554        3,791
    01/01/2012 to 12/31/2012.........  $12.11554    $13.57614        2,991
    01/01/2013 to 12/31/2013.........  $13.57614    $13.60247          951
    01/01/2014 to 12/31/2014.........  $13.60247    $17.30036        1,337
 AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
    04/29/2013* to 12/31/2013........  $ 9.99762    $ 9.60855            0
    01/01/2014 to 12/31/2014.........  $ 9.60855    $ 9.81094            0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST FI PYRAMIS QUANTITATIVE PORTFOLIO
 FORMERLY, AST FIRST TRUST BALANCED TARGET PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97510    $10.93402       53,315
    01/01/2011 to 12/31/2011.........  $10.93402    $10.46307       25,658
    01/01/2012 to 12/31/2012.........  $10.46307    $11.24533       22,313
    01/01/2013 to 12/31/2013.........  $11.24533    $12.53754        5,227
    01/01/2014 to 12/31/2014.........  $12.53754    $12.56409        6,849
 AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99762    $10.80147       21,344
    01/01/2011 to 12/31/2011.........  $10.80147    $10.23474       11,118
    01/01/2012 to 12/31/2012.........  $10.23474    $11.29828        7,628
    01/01/2013 to 12/31/2013.........  $11.29828    $13.08651        5,661
    01/01/2014 to 12/31/2014.........  $13.08651    $13.44069        3,202
 AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
    04/30/2012* to 12/31/2012........  $ 9.99763    $10.65915       15,943
    01/01/2013 to 12/31/2013.........  $10.65915    $12.88965        9,108
    01/01/2014 to 12/31/2014.........  $12.88965    $12.92027        9,703
 AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
    04/29/2013* to 12/31/2013........  $ 9.99762    $10.72647            0
    01/01/2014 to 12/31/2014.........  $10.72647    $10.68749            0
 AST GLOBAL REAL ESTATE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.96930    $11.46056        1,300
    01/01/2011 to 12/31/2011.........  $11.46056    $10.57335        1,180
    01/01/2012 to 12/31/2012.........  $10.57335    $13.02482          376
    01/01/2013 to 12/31/2013.........  $13.02482    $13.20363          271
    01/01/2014 to 12/31/2014.........  $13.20363    $14.61342           74

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $10.01762    $10.70161          105
    01/01/2011 to 12/31/2011.........  $10.70161    $ 9.98567           30
    01/01/2012 to 12/31/2012.........  $ 9.98567    $11.61790          993
    01/01/2013 to 12/31/2013.........  $11.61790    $14.64349           45
    01/01/2014 to 02/07/2014.........  $14.64349    $14.38741            0
 AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99087    $10.68611        1,105
    01/01/2011 to 12/31/2011.........  $10.68611    $ 9.80906          106
    01/01/2012 to 12/31/2012.........  $ 9.80906    $11.40311          285
    01/01/2013 to 12/31/2013.........  $11.40311    $14.79435           22
    01/01/2014 to 12/31/2014.........  $14.79435    $16.26028        1,975
 AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $10.01895    $11.33239        8,492
    01/01/2011 to 12/31/2011.........  $11.33239    $10.68206        3,696
    01/01/2012 to 12/31/2012.........  $10.68206    $12.41256        5,220
    01/01/2013 to 12/31/2013.........  $12.41256    $15.94091        1,444
    01/01/2014 to 12/31/2014.........  $15.94091    $17.27179        5,149
 AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98737    $10.62339       10,538
    01/01/2011 to 12/31/2011.........  $10.62339    $10.26874       14,870
    01/01/2012 to 12/31/2012.........  $10.26874    $10.98621        9,942
    01/01/2013 to 12/31/2013.........  $10.98621    $11.72130        4,728
    01/01/2014 to 12/31/2014.........  $11.72130    $11.84736        1,149
 AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.96425    $11.40677          462
    01/01/2011 to 12/31/2011.........  $11.40677    $11.22652          746
    01/01/2012 to 12/31/2012.........  $11.22652    $12.61720          358
    01/01/2013 to 12/31/2013.........  $12.61720    $17.01542          134
    01/01/2014 to 12/31/2014.........  $17.01542    $17.72034          478

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST HERNDON LARGE-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98523    $10.59052        8,669
    01/01/2011 to 12/31/2011.........  $10.59052    $10.23858        1,457
    01/01/2012 to 12/31/2012.........  $10.23858    $11.27923          839
    01/01/2013 to 12/31/2013.........  $11.27923    $14.75260            0
    01/01/2014 to 12/31/2014.........  $14.75260    $14.55531            0
 AST HIGH YIELD PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98360    $10.68442       14,187
    01/01/2011 to 12/31/2011.........  $10.68442    $10.70991        1,256
    01/01/2012 to 12/31/2012.........  $10.70991    $11.84774        2,491
    01/01/2013 to 12/31/2013.........  $11.84774    $12.33661        1,290
    01/01/2014 to 12/31/2014.........  $12.33661    $12.29161          131
 AST INTERNATIONAL GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.92845    $11.17518        1,361
    01/01/2011 to 12/31/2011.........  $11.17518    $ 9.45384        3,802
    01/01/2012 to 12/31/2012.........  $ 9.45384    $11.05449        1,800
    01/01/2013 to 12/31/2013.........  $11.05449    $12.78613        1,317
    01/01/2014 to 12/31/2014.........  $12.78613    $11.73533          183
 AST INTERNATIONAL VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.92832    $10.71728        2,267
    01/01/2011 to 12/31/2011.........  $10.71728    $ 9.10544        1,743
    01/01/2012 to 12/31/2012.........  $ 9.10544    $10.32066        1,214
    01/01/2013 to 12/31/2013.........  $10.32066    $11.97862        1,021
    01/01/2014 to 12/31/2014.........  $11.97862    $10.85702           85
 AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97586    $10.79298       37,946
    01/01/2011 to 12/31/2011.........  $10.79298    $10.42624       10,560
    01/01/2012 to 12/31/2012.........  $10.42624    $11.50445        4,711
    01/01/2013 to 12/31/2013.........  $11.50445    $12.99642       10,464
    01/01/2014 to 12/31/2014.........  $12.99642    $13.42958        2,673

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.92098    $10.48104       1,298
    01/01/2011 to 12/31/2011.........  $10.48104    $ 9.25102         264
    01/01/2012 to 12/31/2012.........  $ 9.25102    $10.95594         161
    01/01/2013 to 12/31/2013.........  $10.95594    $12.27891         118
    01/01/2014 to 12/31/2014.........  $12.27891    $11.16964          88
 AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99762    $10.51084       5,157
    01/01/2011 to 12/31/2011.........  $10.51084    $10.23563       3,085
    01/01/2012 to 12/31/2012.........  $10.23563    $11.00927       2,937
    01/01/2013 to 12/31/2013.........  $11.00927    $11.87556       1,406
    01/01/2014 to 12/31/2014.........  $11.87556    $12.16579       1,648
 AST JENNISON LARGE-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97047    $10.69825       4,046
    01/01/2011 to 12/31/2011.........  $10.69825    $10.46276         726
    01/01/2012 to 12/31/2012.........  $10.46276    $11.70771         201
    01/01/2013 to 12/31/2013.........  $11.70771    $15.52518         165
    01/01/2014 to 12/31/2014.........  $15.52518    $16.51630          96
 AST LARGE-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98961    $10.54160           0
    01/01/2011 to 12/31/2011.........  $10.54160    $ 9.81310           0
    01/01/2012 to 12/31/2012.........  $ 9.81310    $11.14272         429
    01/01/2013 to 12/31/2013.........  $11.14272    $15.14051         304
    01/01/2014 to 12/31/2014.........  $15.14051    $16.73104         581
 AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99173    $11.22357       6,261
    01/01/2011 to 12/31/2011.........  $11.22357    $10.80470       3,049
    01/01/2012 to 12/31/2012.........  $10.80470    $11.78377       2,181
    01/01/2013 to 12/31/2013.........  $11.78377    $15.63949         830
    01/01/2014 to 12/31/2014.........  $15.63949    $16.80294       1,727

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98780    $10.74306        4,892
    01/01/2011 to 12/31/2011.........  $10.74306    $11.49910        8,825
    01/01/2012 to 12/31/2012.........  $11.49910    $11.83318        5,488
    01/01/2013 to 12/31/2013.........  $11.83318    $11.26601        1,585
    01/01/2014 to 12/31/2014.........  $11.26601    $11.64423        4,687
 AST MFS GLOBAL EQUITY PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98675    $10.81592       12,588
    01/01/2011 to 12/31/2011.........  $10.81592    $10.17901        3,788
    01/01/2012 to 12/31/2012.........  $10.17901    $12.17056        4,452
    01/01/2013 to 12/31/2013.........  $12.17056    $15.09133        1,110
    01/01/2014 to 12/31/2014.........  $15.09133    $15.19352        3,676
 AST MFS GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99762    $10.79169        4,676
    01/01/2011 to 12/31/2011.........  $10.79169    $10.42238        1,469
    01/01/2012 to 12/31/2012.........  $10.42238    $11.85476        1,014
    01/01/2013 to 12/31/2013.........  $11.85476    $15.74461          212
    01/01/2014 to 12/31/2014.........  $15.74461    $16.62833          129
 AST MFS LARGE-CAP VALUE PORTFOLIO
    08/20/2012* to 12/31/2012........  $ 9.99763    $10.15039            0
    01/01/2013 to 12/31/2013.........  $10.15039    $13.26381            0
    01/01/2014 to 12/31/2014.........  $13.26381    $14.20252            0
 AST MID-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98789    $11.41794            0
    01/01/2011 to 12/31/2011.........  $11.41794    $10.71019            0
    01/01/2012 to 12/31/2012.........  $10.71019    $12.32002            0
    01/01/2013 to 12/31/2013.........  $12.32002    $15.84889           71
    01/01/2014 to 12/31/2014.........  $15.84889    $17.70212           64

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST MONEY MARKET PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99763    $ 9.77143       5,650
    01/01/2011 to 12/31/2011.........  $ 9.77143    $ 9.49562       2,365
    01/01/2012 to 12/31/2012.........  $ 9.49562    $ 9.22519       2,922
    01/01/2013 to 12/31/2013.........  $ 9.22519    $ 8.96229       1,389
    01/01/2014 to 12/31/2014.........  $ 8.96229    $ 8.70686       2,904
 AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99018    $11.15256       7,148
    01/01/2011 to 12/31/2011.........  $11.15256    $10.56598       3,187
    01/01/2012 to 12/31/2012.........  $10.56598    $12.02241       2,289
    01/01/2013 to 12/31/2013.........  $12.02241    $16.58653       1,166
    01/01/2014 to 12/31/2014.........  $16.58653    $18.41016       3,395
 AST NEUBERGER BERMAN CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.02753    $10.04945           0
    01/01/2012 to 12/31/2012.........  $10.04945    $10.23835           0
    01/01/2013 to 12/31/2013.........  $10.23835    $ 9.66470           0
    01/01/2014 to 12/31/2014.........  $ 9.66470    $ 9.87300         103
 AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.95792    $11.83705       2,565
    01/01/2011 to 12/31/2011.........  $11.83705    $11.69425       2,621
    01/01/2012 to 12/31/2012.........  $11.69425    $12.76710       1,735
    01/01/2013 to 12/31/2013.........  $12.76710    $16.44821         896
    01/01/2014 to 12/31/2014.........  $16.44821    $17.24810         341
 AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97205    $11.34408         975
    01/01/2011 to 04/29/2011.........  $11.34408    $12.67337           0
 AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
    04/30/2012* to 12/31/2012........  $ 9.99763    $10.23818         615
    01/01/2013 to 12/31/2013.........  $10.23818    $11.82773          18
    01/01/2014 to 12/31/2014.........  $11.82773    $12.08112          44

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.93810    $11.59009       10,761
    01/01/2011 to 12/31/2011.........  $11.59009    $ 8.97755        5,961
    01/01/2012 to 12/31/2012.........  $ 8.97755    $10.28503        5,874
    01/01/2013 to 12/31/2013.........  $10.28503    $10.01422        2,127
    01/01/2014 to 12/31/2014.........  $10.01422    $ 9.27314        5,947
 AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    03/15/2010 to 12/31/2010.........  $10.00705    $10.00728        5,096
    01/01/2011 to 12/31/2011.........  $10.00728    $ 9.94129        3,519
    01/01/2012 to 12/31/2012.........  $ 9.94129    $10.11087        3,696
    01/01/2013 to 12/31/2013.........  $10.11087    $ 9.60905        1,687
    01/01/2014 to 12/31/2014.........  $ 9.60905    $ 9.32615        3,118
 AST PIMCO TOTAL RETURN BOND PORTFOLIO
    03/15/2010 to 12/31/2010.........  $10.00597    $10.27781       41,471
    01/01/2011 to 12/31/2011.........  $10.27781    $10.30276       32,152
    01/01/2012 to 12/31/2012.........  $10.30276    $10.94171       22,460
    01/01/2013 to 12/31/2013.........  $10.94171    $10.43459        8,664
    01/01/2014 to 12/31/2014.........  $10.43459    $10.56613       11,372
 AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98859    $10.51978       21,646
    01/01/2011 to 12/31/2011.........  $10.51978    $10.32232       12,676
    01/01/2012 to 12/31/2012.........  $10.32232    $11.06794        9,420
    01/01/2013 to 12/31/2013.........  $11.06794    $11.74309        2,831
    01/01/2014 to 12/31/2014.........  $11.74309    $12.06729        5,666
 AST PRUDENTIAL CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.01754    $10.04935            0
    01/01/2012 to 12/31/2012.........  $10.04935    $10.45656            0
    01/01/2013 to 12/31/2013.........  $10.45656    $ 9.92350          978
    01/01/2014 to 12/31/2014.........  $ 9.92350    $10.22500        3,400

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.96262    $11.42459       43,566
    01/01/2011 to 12/31/2011.........  $11.42459    $10.40969       21,471
    01/01/2012 to 12/31/2012.........  $10.40969    $11.41918       14,441
    01/01/2013 to 12/31/2013.........  $11.41918    $12.98265       15,646
    01/01/2014 to 12/31/2014.........  $12.98265    $13.77278        6,996
 AST QMA US EQUITY ALPHA PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99762    $10.81154        4,210
    01/01/2011 to 12/31/2011.........  $10.81154    $10.86707        1,736
    01/01/2012 to 12/31/2012.........  $10.86707    $12.54220        1,951
    01/01/2013 to 12/31/2013.........  $12.54220    $16.13625          518
    01/01/2014 to 12/31/2014.........  $16.13625    $18.37489        1,581
 AST QUANTITATIVE MODELING PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99762    $ 8.82682            0
    01/01/2012 to 12/31/2012.........  $ 8.82682    $ 9.70309            0
    01/01/2013 to 12/31/2013.........  $ 9.70309    $11.53800            0
    01/01/2014 to 12/31/2014.........  $11.53800    $11.93785            0
 AST RCM WORLD TRENDS PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98668    $10.70698       12,601
    01/01/2011 to 12/31/2011.........  $10.70698    $10.21337        8,272
    01/01/2012 to 12/31/2012.........  $10.21337    $10.94194        4,375
    01/01/2013 to 12/31/2013.........  $10.94194    $11.95250        2,024
    01/01/2014 to 12/31/2014.........  $11.95250    $12.20868        1,497
 AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97688    $10.89295       33,830
    01/01/2011 to 12/31/2011.........  $10.89295    $10.33023       18,641
    01/01/2012 to 12/31/2012.........  $10.33023    $11.63126       13,991
    01/01/2013 to 12/31/2013.........  $11.63126    $13.34061       11,572
    01/01/2014 to 12/31/2014.........  $13.34061    $13.66442        7,128

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98151    $10.68633       20,241
    01/01/2011 to 12/31/2011.........  $10.68633    $10.03132       14,797
    01/01/2012 to 12/31/2012.........  $10.03132    $10.83035       14,652
    01/01/2013 to 12/31/2013.........  $10.83035    $12.03693       12,582
    01/01/2014 to 12/31/2014.........  $12.03693    $12.04895        6,986
 AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO
 FORMERLY, AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97096    $12.06901          851
    01/01/2011 to 12/31/2011.........  $12.06901    $10.18802        2,998
    01/01/2012 to 12/31/2012.........  $10.18802    $11.88382        2,062
    01/01/2013 to 12/31/2013.........  $11.88382    $16.25704        1,031
    01/01/2014 to 12/31/2014.........  $16.25704    $16.57406          843
 AST SMALL-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.96001    $12.52563        4,044
    01/01/2011 to 12/31/2011.........  $12.52563    $12.05011        3,505
    01/01/2012 to 12/31/2012.........  $12.05011    $13.13143        1,941
    01/01/2013 to 12/31/2013.........  $13.13143    $17.24465          725
    01/01/2014 to 12/31/2014.........  $17.24465    $17.39298          791
 AST SMALL-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.96344    $11.38359       13,104
    01/01/2011 to 12/31/2011.........  $11.38359    $10.39864        5,463
    01/01/2012 to 12/31/2012.........  $10.39864    $11.93642        5,137
    01/01/2013 to 12/31/2013.........  $11.93642    $15.93369        1,117
    01/01/2014 to 12/31/2014.........  $15.93369    $16.29521        3,473
 AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99132    $10.61502       50,389
    01/01/2011 to 12/31/2011.........  $10.61502    $10.51766       20,547
    01/01/2012 to 12/31/2012.........  $10.51766    $11.59639       22,048
    01/01/2013 to 12/31/2013.........  $11.59639    $13.16241        5,162
    01/01/2014 to 12/31/2014.........  $13.16241    $13.53925       10,881

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98497    $10.46142         447
    01/01/2011 to 12/31/2011.........  $10.46142    $ 9.99715       1,589
    01/01/2012 to 12/31/2012.........  $ 9.99715    $11.38719       1,008
    01/01/2013 to 12/31/2013.........  $11.38719    $14.34680         841
    01/01/2014 to 12/31/2014.........  $14.34680    $14.97885         655
 AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97020    $11.05594         984
    01/01/2011 to 12/31/2011.........  $11.05594    $10.55928       2,435
    01/01/2012 to 12/31/2012.........  $10.55928    $12.06157       1,127
    01/01/2013 to 12/31/2013.........  $12.06157    $16.87703       1,772
    01/01/2014 to 12/31/2014.........  $16.87703    $17.76439       2,615
 AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.85888    $11.39318       5,618
    01/01/2011 to 12/31/2011.........  $11.39318    $ 9.41761       8,191
    01/01/2012 to 12/31/2012.........  $ 9.41761    $ 9.47959       5,408
    01/01/2013 to 12/31/2013.........  $ 9.47959    $10.62586       1,803
    01/01/2014 to 12/31/2014.........  $10.62586    $ 9.45971       2,653
 AST TEMPLETON GLOBAL BOND PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97931    $10.23639       2,073
    01/01/2011 to 12/31/2011.........  $10.23639    $10.35537       2,709
    01/01/2012 to 12/31/2012.........  $10.35537    $10.58534       1,918
    01/01/2013 to 12/31/2013.........  $10.58534    $ 9.89766         892
    01/01/2014 to 12/31/2014.........  $ 9.89766    $ 9.66913         296

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99762    $ 8.76473          561
    01/01/2012 to 12/31/2012.........  $ 8.76473    $ 9.45170        1,209
    01/01/2013 to 12/31/2013.........  $ 9.45170    $11.06506          627
    01/01/2014 to 12/31/2014.........  $11.06506    $11.34142          926
 AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99762    $10.32483       11,596
    01/01/2011 to 12/31/2011.........  $10.32483    $10.63550        5,850
    01/01/2012 to 12/31/2012.........  $10.63550    $11.14320        8,423
    01/01/2013 to 12/31/2013.........  $11.14320    $10.66394        3,205
    01/01/2014 to 12/31/2014.........  $10.66394    $11.10558        7,859
 FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
    03/15/2010 to 12/31/2010.........  $ 9.97015    $10.56313       39,532
    01/01/2011 to 12/31/2011.........  $10.56313    $10.09112       18,227
    01/01/2012 to 09/21/2012.........  $10.09112    $11.20503            0

* Denotes the start date of these sub-accounts

                          PREMIER RETIREMENT B SERIES

                         PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

                  ACCUMULATION UNIT VALUES: WITH HAV (1.70%)

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.96788    $10.81679     30,764,513
    01/01/2011 to 12/31/2011.........  $10.81679    $10.35039     46,928,622
    01/01/2012 to 12/31/2012.........  $10.35039    $11.45280     70,449,167
    01/01/2013 to 12/31/2013.........  $11.45280    $12.38097     71,085,625
    01/01/2014 to 12/31/2014.........  $12.38097    $12.63524     62,751,148
 AST ADVANCED STRATEGIES PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97857    $10.92280     21,103,790
    01/01/2011 to 12/31/2011.........  $10.92280    $10.74947     37,358,515
    01/01/2012 to 12/31/2012.........  $10.74947    $12.00861     75,596,679
    01/01/2013 to 12/31/2013.........  $12.00861    $13.75898     88,858,258
    01/01/2014 to 12/31/2014.........  $13.75898    $14.35121     84,796,370
 AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $10.00710    $10.81739        751,455
    01/01/2011 to 12/31/2011.........  $10.81739    $11.01353      1,598,623
    01/01/2012 to 05/04/2012.........  $11.01353    $11.96474              0
 AST BALANCED ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98884    $10.77509     27,529,956
    01/01/2011 to 12/31/2011.........  $10.77509    $10.46346     41,400,310
    01/01/2012 to 12/31/2012.........  $10.46346    $11.56847     68,877,378
    01/01/2013 to 12/31/2013.........  $11.56847    $13.37861     77,143,446
    01/01/2014 to 12/31/2014.........  $13.37861    $14.00897     73,290,617

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99859    $ 9.16386      8,260,503
    01/01/2012 to 12/31/2012.........  $ 9.16386    $10.07935     23,775,710
    01/01/2013 to 12/31/2013.........  $10.07935    $10.98344     28,048,615
    01/01/2014 to 12/31/2014.........  $10.98344    $11.32538     27,073,868
 AST BLACKROCK ISHARES ETF PORTFOLIO
    04/29/2013* to 12/31/2013........  $ 9.99859    $10.49650        550,366
    01/01/2014 to 12/31/2014.........  $10.49650    $10.68720        868,354
 AST BOSTON PARTNERS LARGE-CAP VALUE PORTFOLIO
 FORMERLY, AST JENNISON LARGE-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97176    $10.58426        647,767
    01/01/2011 to 12/31/2011.........  $10.58426    $ 9.79363        931,722
    01/01/2012 to 12/31/2012.........  $ 9.79363    $10.90091      1,624,265
    01/01/2013 to 12/31/2013.........  $10.90091    $14.08360      1,606,596
    01/01/2014 to 12/31/2014.........  $14.08360    $15.26553      1,702,881
 AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97776    $10.85587     30,971,093
    01/01/2011 to 12/31/2011.........  $10.85587    $10.41265     38,111,848
    01/01/2012 to 12/31/2012.........  $10.41265    $11.63998     66,008,218
    01/01/2013 to 12/31/2013.........  $11.63998    $14.03724     84,507,125
    01/01/2014 to 12/31/2014.........  $14.03724    $14.76392     87,966,359
 AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
    02/25/2013* to 12/31/2013........  $ 9.99859    $11.65792        336,717
    01/01/2014 to 12/31/2014.........  $11.65792    $13.01934      1,309,987
 AST COHEN & STEERS REALTY PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.95998    $11.81048        770,699
    01/01/2011 to 12/31/2011.........  $11.81048    $12.37513      1,281,208
    01/01/2012 to 12/31/2012.........  $12.37513    $14.03150      2,740,152
    01/01/2013 to 12/31/2013.........  $14.03150    $14.22509      2,865,102
    01/01/2014 to 12/31/2014.........  $14.22509    $18.30603      2,837,659

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
    04/29/2013* to 12/31/2013........  $ 9.99859    $ 9.68598        915,794
    01/01/2014 to 12/31/2014.........  $ 9.68598    $10.00712      2,422,904
 AST FI PYRAMIS QUANTITATIVE PORTFOLIO
 FORMERLY, AST FIRST TRUST BALANCED TARGET PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97607    $11.03811     13,914,602
    01/01/2011 to 12/31/2011.........  $11.03811    $10.68755     23,859,930
    01/01/2012 to 12/31/2012.........  $10.68755    $11.62294     43,554,173
    01/01/2013 to 12/31/2013.........  $11.62294    $13.11185     47,882,805
    01/01/2014 to 12/31/2014.........  $13.11185    $13.29515     44,761,617
 AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99859    $10.90428      7,385,331
    01/01/2011 to 12/31/2011.........  $10.90428    $10.45421     13,531,447
    01/01/2012 to 12/31/2012.........  $10.45421    $11.67759     28,880,108
    01/01/2013 to 12/31/2013.........  $11.67759    $13.68593     38,711,102
    01/01/2014 to 12/31/2014.........  $13.68593    $14.22251     38,665,768
 AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
    04/30/2012* to 12/31/2012........  $ 9.99859    $10.74449     52,457,916
    01/01/2013 to 12/31/2013.........  $10.74449    $13.14659     59,489,238
    01/01/2014 to 12/31/2014.........  $13.14659    $13.33373     56,170,868
 AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
    04/29/2013* to 12/31/2013........  $ 9.99859    $10.81283      5,098,411
    01/01/2014 to 12/31/2014.........  $10.81283    $10.90101      7,243,392
 AST GLOBAL REAL ESTATE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97026    $11.56952        460,733
    01/01/2011 to 12/31/2011.........  $11.56952    $10.80000        635,517
    01/01/2012 to 12/31/2012.........  $10.80000    $13.46178      1,395,693
    01/01/2013 to 12/31/2013.........  $13.46178    $13.80828      1,437,786
    01/01/2014 to 12/31/2014.........  $13.80828    $15.46350      1,380,437

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $10.01859    $10.80359        658,085
    01/01/2011 to 12/31/2011.........  $10.80359    $10.19990      1,034,751
    01/01/2012 to 12/31/2012.........  $10.19990    $12.00797      2,198,895
    01/01/2013 to 12/31/2013.........  $12.00797    $15.31427      2,290,751
    01/01/2014 to 02/07/2014.........  $15.31427    $15.06495              0
 AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99184    $10.78790      1,062,982
    01/01/2011 to 12/31/2011.........  $10.78790    $10.01951      1,349,540
    01/01/2012 to 12/31/2012.........  $10.01951    $11.78600      2,580,815
    01/01/2013 to 12/31/2013.........  $11.78600    $15.47184      3,223,701
    01/01/2014 to 12/31/2014.........  $15.47184    $17.20606      3,386,618
 AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $10.01991    $11.44014      1,392,125
    01/01/2011 to 12/31/2011.........  $11.44014    $10.91114      1,843,266
    01/01/2012 to 12/31/2012.........  $10.91114    $12.82923      3,548,651
    01/01/2013 to 12/31/2013.........  $12.82923    $16.67092      4,014,907
    01/01/2014 to 12/31/2014.........  $16.67092    $18.27663      3,480,984
 AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98833    $10.72450     13,413,172
    01/01/2011 to 12/31/2011.........  $10.72450    $10.48895     22,240,645
    01/01/2012 to 12/31/2012.........  $10.48895    $11.35484     36,688,340
    01/01/2013 to 12/31/2013.........  $11.35484    $12.25810     35,475,781
    01/01/2014 to 12/31/2014.........  $12.25810    $12.53666     31,515,786
 AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.96522    $11.51535      1,228,729
    01/01/2011 to 12/31/2011.........  $11.51535    $11.46720      2,008,504
    01/01/2012 to 12/31/2012.........  $11.46720    $13.04056      3,461,992
    01/01/2013 to 12/31/2013.........  $13.04056    $17.79423      4,065,631
    01/01/2014 to 12/31/2014.........  $17.79423    $18.75080      3,856,201

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST HERNDON LARGE-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98620    $10.69150        120,198
    01/01/2011 to 12/31/2011.........  $10.69150    $10.45834        772,322
    01/01/2012 to 12/31/2012.........  $10.45834    $11.65803      2,127,026
    01/01/2013 to 12/31/2013.........  $11.65803    $15.42829      2,133,134
    01/01/2014 to 12/31/2014.........  $15.42829    $15.40233      2,019,297
 AST HIGH YIELD PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98457    $10.78613      1,300,745
    01/01/2011 to 12/31/2011.........  $10.78613    $10.93950      2,241,709
    01/01/2012 to 12/31/2012.........  $10.93950    $12.24527      4,241,328
    01/01/2013 to 12/31/2013.........  $12.24527    $12.90148      4,190,136
    01/01/2014 to 12/31/2014.........  $12.90148    $13.00657      3,840,698
 AST INTERNATIONAL GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.92942    $11.28154        747,119
    01/01/2011 to 12/31/2011.........  $11.28154    $ 9.65674        913,382
    01/01/2012 to 12/31/2012.........  $ 9.65674    $11.42561      1,319,535
    01/01/2013 to 12/31/2013.........  $11.42561    $13.37174      1,714,306
    01/01/2014 to 12/31/2014.........  $13.37174    $12.41833      1,640,194
 AST INTERNATIONAL VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.92929    $10.81917        645,449
    01/01/2011 to 12/31/2011.........  $10.81917    $ 9.30077      1,102,604
    01/01/2012 to 12/31/2012.........  $ 9.30077    $10.66713      1,624,672
    01/01/2013 to 12/31/2013.........  $10.66713    $12.52710      1,934,536
    01/01/2014 to 12/31/2014.........  $12.52710    $11.48863      1,955,111
 AST INVESTMENT GRADE BOND PORTFOLIO
    03/15/2010 to 12/31/2010.........  $10.00682    $10.62325         11,936
    01/01/2011 to 12/31/2011.........  $10.62325    $11.74255    157,644,524
    01/01/2012 to 12/31/2012.........  $11.74255    $12.62792     61,798,781
    01/01/2013 to 12/31/2013.........  $12.62792    $12.01813      9,195,374
    01/01/2014 to 12/31/2014.........  $12.01813    $12.60885     11,182,798

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97683    $10.89582     11,663,970
    01/01/2011 to 12/31/2011.........  $10.89582    $10.64989     19,028,558
    01/01/2012 to 12/31/2012.........  $10.64989    $11.89058     33,819,857
    01/01/2013 to 12/31/2013.........  $11.89058    $13.59163     38,221,077
    01/01/2014 to 12/31/2014.........  $13.59163    $14.21092     35,730,256
 AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.92194    $10.58075      1,222,927
    01/01/2011 to 12/31/2011.........  $10.58075    $ 9.44941      1,765,458
    01/01/2012 to 12/31/2012.........  $ 9.44941    $11.32357      3,027,903
    01/01/2013 to 12/31/2013.........  $11.32357    $12.84095      3,720,797
    01/01/2014 to 12/31/2014.........  $12.84095    $11.81920      3,911,787
 AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99859    $10.61090      7,494,738
    01/01/2011 to 12/31/2011.........  $10.61090    $10.45511     12,799,949
    01/01/2012 to 12/31/2012.........  $10.45511    $11.37878     23,748,760
    01/01/2013 to 12/31/2013.........  $11.37878    $12.41936     25,386,459
    01/01/2014 to 12/31/2014.........  $12.41936    $12.87340     23,635,959
 AST JENNISON LARGE-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97144    $10.80010        369,555
    01/01/2011 to 12/31/2011.........  $10.80010    $10.68707        715,742
    01/01/2012 to 12/31/2012.........  $10.68707    $12.10062      1,591,115
    01/01/2013 to 12/31/2013.........  $12.10062    $16.23595      1,685,805
    01/01/2014 to 12/31/2014.........  $16.23595    $17.47681      1,688,713
 AST LARGE-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99058    $10.64194        445,909
    01/01/2011 to 12/31/2011.........  $10.64194    $10.02358        821,379
    01/01/2012 to 12/31/2012.........  $10.02358    $11.51676      1,127,961
    01/01/2013 to 12/31/2013.........  $11.51676    $15.83369      2,301,648
    01/01/2014 to 12/31/2014.........  $15.83369    $17.70414      2,370,597

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99269    $11.33042     1,208,214
    01/01/2011 to 12/31/2011.........  $11.33042    $11.03643     1,826,589
    01/01/2012 to 12/31/2012.........  $11.03643    $12.17932     3,123,857
    01/01/2013 to 12/31/2013.........  $12.17932    $16.35559     3,430,819
    01/01/2014 to 12/31/2014.........  $16.35559    $17.78012     4,952,671
 AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98877    $10.84532       588,204
    01/01/2011 to 12/31/2011.........  $10.84532    $11.74557     3,386,686
    01/01/2012 to 12/31/2012.........  $11.74557    $12.23028     6,650,799
    01/01/2013 to 12/31/2013.........  $12.23028    $11.78185     7,048,962
    01/01/2014 to 12/31/2014.........  $11.78185    $12.32153     7,638,786
 AST MFS GLOBAL EQUITY PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98772    $10.91885       986,150
    01/01/2011 to 12/31/2011.........  $10.91885    $10.39724     1,850,604
    01/01/2012 to 12/31/2012.........  $10.39724    $12.57884     3,476,370
    01/01/2013 to 12/31/2013.........  $12.57884    $15.78207     4,515,744
    01/01/2014 to 12/31/2014.........  $15.78207    $16.07701     4,646,735
 AST MFS GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99859    $10.89440       383,418
    01/01/2011 to 12/31/2011.........  $10.89440    $10.64578       587,566
    01/01/2012 to 12/31/2012.........  $10.64578    $12.25234     1,220,831
    01/01/2013 to 12/31/2013.........  $12.25234    $16.46513     1,461,440
    01/01/2014 to 12/31/2014.........  $16.46513    $17.59506     1,307,176
 AST MFS LARGE-CAP VALUE PORTFOLIO
    08/20/2012* to 12/31/2012........  $ 9.99859    $10.19489        13,864
    01/01/2013 to 12/31/2013.........  $10.19489    $13.47958       256,143
    01/01/2014 to 12/31/2014.........  $13.47958    $14.60434       439,378

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST MID-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98885    $11.52646       408,851
    01/01/2011 to 12/31/2011.........  $11.52646    $10.93968       738,315
    01/01/2012 to 12/31/2012.........  $10.93968    $12.73323     1,339,734
    01/01/2013 to 12/31/2013.........  $12.73323    $16.57418     1,523,954
    01/01/2014 to 12/31/2014.........  $16.57418    $18.73137     1,328,903
 AST MONEY MARKET PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99860    $ 9.86455     1,756,415
    01/01/2011 to 12/31/2011.........  $ 9.86455    $ 9.69934     4,378,576
    01/01/2012 to 12/31/2012.........  $ 9.69934    $ 9.53456     5,179,661
    01/01/2013 to 12/31/2013.........  $ 9.53456    $ 9.37256     5,117,282
    01/01/2014 to 12/31/2014.........  $ 9.37256    $ 9.21312     4,480,598
 AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99114    $11.25860       962,132
    01/01/2011 to 12/31/2011.........  $11.25860    $10.79250     1,541,843
    01/01/2012 to 12/31/2012.........  $10.79250    $12.42576     2,559,321
    01/01/2013 to 12/31/2013.........  $12.42576    $17.34560     3,361,108
    01/01/2014 to 12/31/2014.........  $17.34560    $19.48059     3,280,259
 AST NEUBERGER BERMAN CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.02850    $10.06988        90,947
    01/01/2012 to 12/31/2012.........  $10.06988    $10.38070       784,287
    01/01/2013 to 12/31/2013.........  $10.38070    $ 9.91515       819,679
    01/01/2014 to 12/31/2014.........  $ 9.91515    $10.24859     1,281,885
 AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.95889    $11.94964       712,070
    01/01/2011 to 12/31/2011.........  $11.94964    $11.94490     1,362,309
    01/01/2012 to 12/31/2012.........  $11.94490    $13.19559     2,338,237
    01/01/2013 to 12/31/2013.........  $13.19559    $17.20139     2,535,727
    01/01/2014 to 12/31/2014.........  $17.20139    $18.25146     2,559,061

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97302    $11.45213        337,443
    01/01/2011 to 04/29/2011.........  $11.45213    $12.84323              0
 AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
    04/30/2012* to 12/31/2012........  $ 9.99859    $10.32013      4,825,886
    01/01/2013 to 12/31/2013.........  $10.32013    $12.06359      7,905,484
    01/01/2014 to 12/31/2014.........  $12.06359    $12.46788      7,723,394
 AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.93907    $11.70034      2,484,727
    01/01/2011 to 12/31/2011.........  $11.70034    $ 9.17013      3,419,207
    01/01/2012 to 12/31/2012.........  $ 9.17013    $10.63028      5,634,697
    01/01/2013 to 12/31/2013.........  $10.63028    $10.47283      6,285,593
    01/01/2014 to 12/31/2014.........  $10.47283    $ 9.81275      5,997,131
 AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    03/15/2010 to 12/31/2010.........  $10.00802    $10.10254      1,452,999
    01/01/2011 to 12/31/2011.........  $10.10254    $10.15429      3,620,347
    01/01/2012 to 12/31/2012.........  $10.15429    $10.44990      4,767,262
    01/01/2013 to 12/31/2013.........  $10.44990    $10.04888      4,000,530
    01/01/2014 to 12/31/2014.........  $10.04888    $ 9.86856      3,366,645
 AST PIMCO TOTAL RETURN BOND PORTFOLIO
    03/15/2010 to 12/31/2010.........  $10.00694    $10.37575     16,233,285
    01/01/2011 to 12/31/2011.........  $10.37575    $10.52377     25,947,306
    01/01/2012 to 12/31/2012.........  $10.52377    $11.30899     44,755,155
    01/01/2013 to 12/31/2013.........  $11.30899    $10.91248     43,338,696
    01/01/2014 to 12/31/2014.........  $10.91248    $11.18082     38,181,068

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98956    $10.61981     19,097,676
    01/01/2011 to 12/31/2011.........  $10.61981    $10.54353     35,425,896
    01/01/2012 to 12/31/2012.........  $10.54353    $11.43927     61,697,638
    01/01/2013 to 12/31/2013.........  $11.43927    $12.28073     59,881,764
    01/01/2014 to 12/31/2014.........  $12.28073    $12.76916     55,142,183
 AST PRUDENTIAL CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.01851    $10.06978        272,121
    01/01/2012 to 12/31/2012.........  $10.06978    $10.60206      2,785,266
    01/01/2013 to 12/31/2013.........  $10.60206    $10.18071      1,948,139
    01/01/2014 to 12/31/2014.........  $10.18071    $10.61419      2,751,178
 AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.96359    $11.53321     18,771,323
    01/01/2011 to 12/31/2011.........  $11.53321    $10.63290     27,741,061
    01/01/2012 to 12/31/2012.........  $10.63290    $11.80236     53,001,698
    01/01/2013 to 12/31/2013.........  $11.80236    $13.57707     60,829,221
    01/01/2014 to 12/31/2014.........  $13.57707    $14.57389     61,007,482
 AST QMA US EQUITY ALPHA PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99859    $10.91439        247,126
    01/01/2011 to 12/31/2011.........  $10.91439    $11.10006        545,381
    01/01/2012 to 12/31/2012.........  $11.10006    $12.96275      1,354,854
    01/01/2013 to 12/31/2013.........  $12.96275    $16.87460      1,736,116
    01/01/2014 to 12/31/2014.........  $16.87460    $19.44302      2,389,247
 AST QUANTITATIVE MODELING PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99859    $ 8.89689      4,804,905
    01/01/2012 to 12/31/2012.........  $ 8.89689    $ 9.89612     11,166,035
    01/01/2013 to 12/31/2013.........  $ 9.89612    $11.90675     14,502,005
    01/01/2014 to 12/31/2014.........  $11.90675    $12.46527     15,393,481

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST RCM WORLD TRENDS PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98765    $10.80894     16,553,746
    01/01/2011 to 12/31/2011.........  $10.80894    $10.43243     26,668,098
    01/01/2012 to 12/31/2012.........  $10.43243    $11.30927     49,521,342
    01/01/2013 to 12/31/2013.........  $11.30927    $12.49992     54,431,945
    01/01/2014 to 12/31/2014.........  $12.49992    $12.91884     51,261,906
 AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97784    $10.99668     15,939,271
    01/01/2011 to 12/31/2011.........  $10.99668    $10.55184     23,481,024
    01/01/2012 to 12/31/2012.........  $10.55184    $12.02166     43,258,118
    01/01/2013 to 12/31/2013.........  $12.02166    $13.95148     53,272,137
    01/01/2014 to 12/31/2014.........  $13.95148    $14.45935     50,832,833
 AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98247    $10.78795     23,160,057
    01/01/2011 to 12/31/2011.........  $10.78795    $10.24638     35,666,558
    01/01/2012 to 12/31/2012.........  $10.24638    $11.19370     54,261,704
    01/01/2013 to 12/31/2013.........  $11.19370    $12.58795     55,948,846
    01/01/2014 to 12/31/2014.........  $12.58795    $12.74965     50,797,782
 AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO
 FORMERLY, AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97192    $12.18384        426,864
    01/01/2011 to 12/31/2011.........  $12.18384    $10.40658      1,042,929
    01/01/2012 to 12/31/2012.........  $10.40658    $12.28287      1,809,244
    01/01/2013 to 12/31/2013.........  $12.28287    $17.00181      2,082,691
    01/01/2014 to 12/31/2014.........  $17.00181    $17.53857      1,979,401

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST SMALL-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.96097    $12.64476        546,119
    01/01/2011 to 12/31/2011.........  $12.64476    $12.30830      1,033,660
    01/01/2012 to 12/31/2012.........  $12.30830    $13.57203      1,888,934
    01/01/2013 to 12/31/2013.........  $13.57203    $18.03404      2,492,070
    01/01/2014 to 12/31/2014.........  $18.03404    $18.40461      2,220,904
 AST SMALL-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.96440    $11.49200        373,436
    01/01/2011 to 12/31/2011.........  $11.49200    $10.62167        635,080
    01/01/2012 to 12/31/2012.........  $10.62167    $12.33695      1,206,539
    01/01/2013 to 12/31/2013.........  $12.33695    $16.66308      1,462,253
    01/01/2014 to 12/31/2014.........  $16.66308    $17.24268      1,357,357
 AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99229    $10.71605     24,269,579
    01/01/2011 to 12/31/2011.........  $10.71605    $10.74314     44,365,420
    01/01/2012 to 12/31/2012.........  $10.74314    $11.98557     92,816,256
    01/01/2013 to 12/31/2013.........  $11.98557    $13.76509    111,094,453
    01/01/2014 to 12/31/2014.........  $13.76509    $14.32668    107,422,146
 AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98593    $10.56101        678,046
    01/01/2011 to 12/31/2011.........  $10.56101    $10.21155        824,490
    01/01/2012 to 12/31/2012.........  $10.21155    $11.76932      2,459,047
    01/01/2013 to 12/31/2013.........  $11.76932    $15.00379      2,986,278
    01/01/2014 to 12/31/2014.........  $15.00379    $15.85013      3,028,254
 AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97117    $11.16117      1,886,107
    01/01/2011 to 12/31/2011.........  $11.16117    $10.78581      3,234,502
    01/01/2012 to 12/31/2012.........  $10.78581    $12.46639      6,730,374
    01/01/2013 to 12/31/2013.........  $12.46639    $17.64982      7,755,997
    01/01/2014 to 12/31/2014.........  $17.64982    $18.79769      8,100,535

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.85984    $11.50158      2,083,250
    01/01/2011 to 12/31/2011.........  $11.50158    $ 9.61963      3,652,343
    01/01/2012 to 12/31/2012.........  $ 9.61963    $ 9.79779      6,128,268
    01/01/2013 to 12/31/2013.........  $ 9.79779    $11.11270      5,639,099
    01/01/2014 to 12/31/2014.........  $11.11270    $10.01041      5,529,020
 AST TEMPLETON GLOBAL BOND PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98028    $10.33385      1,336,731
    01/01/2011 to 12/31/2011.........  $10.33385    $10.57749      2,293,269
    01/01/2012 to 12/31/2012.........  $10.57749    $10.94077      3,419,652
    01/01/2013 to 12/31/2013.........  $10.94077    $10.35114      3,437,860
    01/01/2014 to 12/31/2014.........  $10.35114    $10.23181      3,301,458
 AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99859    $ 8.83435      4,284,929
    01/01/2012 to 12/31/2012.........  $ 8.83435    $ 9.63986     13,644,816
    01/01/2013 to 12/31/2013.........  $ 9.63986    $11.41894     24,369,833
    01/01/2014 to 12/31/2014.........  $11.41894    $11.84282     25,627,375
 AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99859    $10.42309      2,739,117
    01/01/2011 to 12/31/2011.........  $10.42309    $10.86347      5,381,783
    01/01/2012 to 12/31/2012.........  $10.86347    $11.51711      8,850,479
    01/01/2013 to 12/31/2013.........  $11.51711    $11.15231      9,405,233
    01/01/2014 to 12/31/2014.........  $11.15231    $11.75168     11,611,010
 FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
    03/15/2010 to 12/31/2010.........  $ 9.97112    $10.66370     22,435,067
    01/01/2011 to 12/31/2011.........  $10.66370    $10.30757     29,830,471
    01/01/2012 to 09/21/2012.........  $10.30757    $11.54366              0

* Denotes the start date of these sub-accounts

                          PREMIER RETIREMENT B SERIES

                         PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

        ACCUMULATION UNIT VALUES: WITH HD GRO II OR GRO PLUS II (1.90%)

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.96772    $10.79905      1,743,251
    01/01/2011 to 12/31/2011.........  $10.79905    $10.31246      1,142,236
    01/01/2012 to 12/31/2012.........  $10.31246    $11.38762      1,043,289
    01/01/2013 to 12/31/2013.........  $11.38762    $12.28555      3,227,468
    01/01/2014 to 12/31/2014.........  $12.28555    $12.51236      5,131,599
 AST ADVANCED STRATEGIES PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97840    $10.90484      1,550,655
    01/01/2011 to 12/31/2011.........  $10.90484    $10.71003      1,014,136
    01/01/2012 to 12/31/2012.........  $10.71003    $11.94022        940,046
    01/01/2013 to 12/31/2013.........  $11.94022    $13.65281      8,776,850
    01/01/2014 to 12/31/2014.........  $13.65281    $14.21155     15,133,242
 AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $10.00693    $10.79979         39,290
    01/01/2011 to 12/31/2011.........  $10.79979    $10.97329         22,204
    01/01/2012 to 05/04/2012.........  $10.97329    $11.91269              0
 AST BALANCED ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98868    $10.75742      2,440,355
    01/01/2011 to 12/31/2011.........  $10.75742    $10.42508      1,626,665
    01/01/2012 to 12/31/2012.........  $10.42508    $11.50261      1,428,586
    01/01/2013 to 12/31/2013.........  $11.50261    $13.27553      7,641,288
    01/01/2014 to 12/31/2014.........  $13.27553    $13.87277     14,041,270

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99842    $ 9.15128        23,571
    01/01/2012 to 12/31/2012.........  $ 9.15128    $10.04504        39,352
    01/01/2013 to 12/31/2013.........  $10.04504    $10.92367     3,781,890
    01/01/2014 to 12/31/2014.........  $10.92367    $11.24074     6,748,218
 AST BLACKROCK ISHARES ETF PORTFOLIO
    04/29/2013* to 12/31/2013........  $ 9.99842    $10.48203     1,505,924
    01/01/2014 to 12/31/2014.........  $10.48203    $10.65089     3,262,120
 AST BOND PORTFOLIO 2017
    03/15/2010 to 12/31/2010.........  $ 9.99842    $10.59081       101,096
    01/01/2011 to 12/31/2011.........  $10.59081    $11.57526     5,828,156
    01/01/2012 to 12/31/2012.........  $11.57526    $11.93630     5,401,424
    01/01/2013 to 12/31/2013.........  $11.93630    $11.46858     3,595,671
    01/01/2014 to 12/31/2014.........  $11.46858    $11.41153     2,741,201
 AST BOND PORTFOLIO 2018
    03/15/2010 to 12/31/2010.........  $10.00713    $10.63369             0
    01/01/2011 to 12/31/2011.........  $10.63369    $11.84852     4,077,858
    01/01/2012 to 12/31/2012.........  $11.84852    $12.28752     3,967,431
    01/01/2013 to 12/31/2013.........  $12.28752    $11.67514     3,029,101
    01/01/2014 to 12/31/2014.........  $11.67514    $11.75826     2,210,267
 AST BOND PORTFOLIO 2019
    03/15/2010 to 12/31/2010.........  $ 9.99842    $10.63662             0
    01/01/2011 to 12/31/2011.........  $10.63662    $12.10168             0
    01/01/2012 to 12/31/2012.........  $12.10168    $12.56702       630,065
    01/01/2013 to 12/31/2013.........  $12.56702    $11.73261       467,230
    01/01/2014 to 12/31/2014.........  $11.73261    $12.00049       332,139
 AST BOND PORTFOLIO 2020
    03/15/2010 to 12/31/2010.........  $10.00925    $10.66744             0
    01/01/2011 to 12/31/2011.........  $10.66744    $12.41953        15,314
    01/01/2012 to 12/31/2012.........  $12.41953    $12.95314        12,945
    01/01/2013 to 12/31/2013.........  $12.95314    $11.87901     1,295,541
    01/01/2014 to 12/31/2014.........  $11.87901    $12.37107       915,056

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST BOND PORTFOLIO 2021
    03/15/2010 to 12/31/2010.........  $10.00818    $10.76903             0
    01/01/2011 to 12/31/2011.........  $10.76903    $12.70955     4,125,489
    01/01/2012 to 12/31/2012.........  $12.70955    $13.31482     3,720,159
    01/01/2013 to 12/31/2013.........  $13.31482    $12.14747     1,188,369
    01/01/2014 to 12/31/2014.........  $12.14747    $12.83201     2,025,931
 AST BOND PORTFOLIO 2022
    01/03/2011* to 12/31/2011........  $ 9.99842    $12.00835     1,099,566
    01/01/2012 to 12/31/2012.........  $12.00835    $12.46866     1,930,929
    01/01/2013 to 12/31/2013.........  $12.46866    $11.03969     1,494,516
    01/01/2014 to 12/31/2014.........  $11.03969    $11.95288     1,003,250
 AST BOND PORTFOLIO 2023
    01/03/2012* to 12/31/2012........  $ 9.99790    $10.38840       241,060
    01/01/2013 to 12/31/2013.........  $10.38840    $ 9.15159     5,267,612
    01/01/2014 to 12/31/2014.........  $ 9.15159    $10.11067     2,061,574
 AST BOND PORTFOLIO 2024
    01/02/2013* to 12/31/2013........  $ 9.99895    $ 8.74065       735,267
    01/01/2014 to 12/31/2014.........  $ 8.74065    $ 9.82571     1,246,863
 AST BOND PORTFOLIO 2025
    01/02/2014* to 12/31/2014........  $ 9.99895    $11.29143       457,862
 AST BOSTON PARTNERS LARGE-CAP VALUE PORTFOLIO
 FORMERLY, AST JENNISON LARGE-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97159    $10.56699        44,513
    01/01/2011 to 12/31/2011.........  $10.56699    $ 9.75777        25,006
    01/01/2012 to 12/31/2012.........  $ 9.75777    $10.83886        21,113
    01/01/2013 to 12/31/2013.........  $10.83886    $13.97497        28,978
    01/01/2014 to 12/31/2014.........  $13.97497    $15.11682        42,240

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97759    $10.83811      1,548,170
    01/01/2011 to 12/31/2011.........  $10.83811    $10.37448      1,025,277
    01/01/2012 to 12/31/2012.........  $10.37448    $11.57366        981,199
    01/01/2013 to 12/31/2013.........  $11.57366    $13.92892      9,625,643
    01/01/2014 to 12/31/2014.........  $13.92892    $14.62013     20,955,739
 AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
    02/25/2013* to 12/31/2013........  $ 9.99842    $11.63768         45,204
    01/01/2014 to 12/31/2014.........  $11.63768    $12.97041         81,167
 AST COHEN & STEERS REALTY PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.95981    $11.79118         45,778
    01/01/2011 to 12/31/2011.........  $11.79118    $12.32991         30,174
    01/01/2012 to 12/31/2012.........  $12.32991    $13.95173         31,407
    01/01/2013 to 12/31/2013.........  $13.95173    $14.11551         73,675
    01/01/2014 to 12/31/2014.........  $14.11551    $18.12815        107,197
 AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
    04/29/2013* to 12/31/2013........  $ 9.99842    $ 9.67257      1,062,970
    01/01/2014 to 12/31/2014.........  $ 9.67257    $ 9.97296      2,122,277
 AST FI PYRAMIS QUANTITATIVE PORTFOLIO
 FORMERLY, AST FIRST TRUST BALANCED TARGET PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97590    $11.02002      1,187,681
    01/01/2011 to 12/31/2011.........  $11.02002    $10.64837        860,268
    01/01/2012 to 12/31/2012.........  $10.64837    $11.55676        820,650
    01/01/2013 to 12/31/2013.........  $11.55676    $13.01069      5,323,927
    01/01/2014 to 12/31/2014.........  $13.01069    $13.16575      8,108,067

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99842    $10.88634        586,877
    01/01/2011 to 12/31/2011.........  $10.88634    $10.41579        346,416
    01/01/2012 to 12/31/2012.........  $10.41579    $11.61080        310,665
    01/01/2013 to 12/31/2013.........  $11.61080    $13.57992      5,020,394
    01/01/2014 to 12/31/2014.........  $13.57992    $14.08375     11,021,050
 AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
    04/30/2012* to 12/31/2012........  $ 9.99843    $10.72966      1,095,782
    01/01/2013 to 12/31/2013.........  $10.72966    $13.10168      1,423,432
    01/01/2014 to 12/31/2014.........  $13.10168    $13.26115      1,464,288
 AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
    04/29/2013* to 12/31/2013........  $ 9.99842    $10.79794      4,655,709
    01/01/2014 to 12/31/2014.........  $10.79794    $10.86389     10,809,144
 AST GLOBAL REAL ESTATE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97009    $11.55054         39,230
    01/01/2011 to 12/31/2011.........  $11.55054    $10.76044         18,329
    01/01/2012 to 12/31/2012.........  $10.76044    $13.38514         16,604
    01/01/2013 to 12/31/2013.........  $13.38514    $13.70175         42,407
    01/01/2014 to 12/31/2014.........  $13.70175    $15.31302         69,964
 AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $10.01842    $10.78581         95,942
    01/01/2011 to 12/31/2011.........  $10.78581    $10.16248         40,822
    01/01/2012 to 12/31/2012.........  $10.16248    $11.93949         38,609
    01/01/2013 to 12/31/2013.........  $11.93949    $15.19607         48,395
    01/01/2014 to 02/07/2014.........  $15.19607    $14.94551              0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99167    $10.77026        48,956
    01/01/2011 to 12/31/2011.........  $10.77026    $ 9.98271        35,231
    01/01/2012 to 12/31/2012.........  $ 9.98271    $11.71868        34,293
    01/01/2013 to 12/31/2013.........  $11.71868    $15.35222        68,724
    01/01/2014 to 12/31/2014.........  $15.35222    $17.03825       118,279
 AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $10.01975    $11.42143       111,618
    01/01/2011 to 12/31/2011.........  $11.42143    $10.87115        64,564
    01/01/2012 to 12/31/2012.........  $10.87115    $12.75606        64,858
    01/01/2013 to 12/31/2013.........  $12.75606    $16.54211        78,700
    01/01/2014 to 12/31/2014.........  $16.54211    $18.09847       109,728
 AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98817    $10.70690       479,143
    01/01/2011 to 12/31/2011.........  $10.70690    $10.45048       337,244
    01/01/2012 to 12/31/2012.........  $10.45048    $11.29012       272,919
    01/01/2013 to 12/31/2013.........  $11.29012    $12.16343     3,696,154
    01/01/2014 to 12/31/2014.........  $12.16343    $12.41448     7,535,300
 AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.96505    $11.49647        97,827
    01/01/2011 to 12/31/2011.........  $11.49647    $11.42521        61,954
    01/01/2012 to 12/31/2012.........  $11.42521    $12.96647        55,406
    01/01/2013 to 12/31/2013.........  $12.96647    $17.65730       150,991
    01/01/2014 to 12/31/2014.........  $17.65730    $18.56865       242,850

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST HERNDON LARGE-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98603    $10.67390        5,563
    01/01/2011 to 12/31/2011.........  $10.67390    $10.41987       14,861
    01/01/2012 to 12/31/2012.........  $10.41987    $11.59143       13,028
    01/01/2013 to 12/31/2013.........  $11.59143    $15.30911       41,180
    01/01/2014 to 12/31/2014.........  $15.30911    $15.25228       55,347
 AST HIGH YIELD PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98440    $10.76839       58,411
    01/01/2011 to 12/31/2011.........  $10.76839    $10.89931       58,898
    01/01/2012 to 12/31/2012.........  $10.89931    $12.17532       72,870
    01/01/2013 to 12/31/2013.........  $12.17532    $12.80158      112,955
    01/01/2014 to 12/31/2014.........  $12.80158    $12.87958      158,987
 AST INTERNATIONAL GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.92925    $11.26302       56,927
    01/01/2011 to 12/31/2011.........  $11.26302    $ 9.62127       36,711
    01/01/2012 to 12/31/2012.........  $ 9.62127    $11.36049       34,344
    01/01/2013 to 12/31/2013.........  $11.36049    $13.26847       36,880
    01/01/2014 to 12/31/2014.........  $13.26847    $12.29718       57,051
 AST INTERNATIONAL VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.92912    $10.80157       67,399
    01/01/2011 to 12/31/2011.........  $10.80157    $ 9.26679       30,790
    01/01/2012 to 12/31/2012.........  $ 9.26679    $10.60652       30,808
    01/01/2013 to 12/31/2013.........  $10.60652    $12.43063       40,557
    01/01/2014 to 12/31/2014.........  $12.43063    $11.37699       47,769
 AST INVESTMENT GRADE BOND PORTFOLIO
    01/01/2013 to 12/31/2013.........  $10.00000    $ 9.58248        5,640
    01/01/2014 to 12/31/2014.........  $ 9.58248    $10.03301       38,288

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97666    $10.87788       504,856
    01/01/2011 to 12/31/2011.........  $10.87788    $10.61070       351,697
    01/01/2012 to 12/31/2012.........  $10.61070    $11.82263       310,427
    01/01/2013 to 12/31/2013.........  $11.82263    $13.48642     3,438,985
    01/01/2014 to 12/31/2014.........  $13.48642    $14.07221     6,688,035
 AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.92178    $10.56344        94,179
    01/01/2011 to 12/31/2011.........  $10.56344    $ 9.41473        54,498
    01/01/2012 to 12/31/2012.........  $ 9.41473    $11.25910        67,378
    01/01/2013 to 12/31/2013.........  $11.25910    $12.74180        92,766
    01/01/2014 to 12/31/2014.........  $12.74180    $11.70410       136,865
 AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99842    $10.59346       739,971
    01/01/2011 to 12/31/2011.........  $10.59346    $10.41679       547,099
    01/01/2012 to 12/31/2012.........  $10.41679    $11.31408       508,699
    01/01/2013 to 12/31/2013.........  $11.31408    $12.32370     2,514,139
    01/01/2014 to 12/31/2014.........  $12.32370    $12.74837     3,931,853
 AST JENNISON LARGE-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97127    $10.78242        16,361
    01/01/2011 to 12/31/2011.........  $10.78242    $10.64798         9,366
    01/01/2012 to 12/31/2012.........  $10.64798    $12.03168         9,854
    01/01/2013 to 12/31/2013.........  $12.03168    $16.11071        17,593
    01/01/2014 to 12/31/2014.........  $16.11071    $17.30665        42,607
 AST LARGE-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99041    $10.62452        43,300
    01/01/2011 to 12/31/2011.........  $10.62452    $ 9.98690        29,369
    01/01/2012 to 12/31/2012.........  $ 9.98690    $11.45122        27,661
    01/01/2013 to 12/31/2013.........  $11.45122    $15.71162        84,024
    01/01/2014 to 12/31/2014.........  $15.71162    $17.53196        95,542

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99253    $11.31191       32,767
    01/01/2011 to 12/31/2011.........  $11.31191    $10.99595       25,483
    01/01/2012 to 12/31/2012.........  $10.99595    $12.10993       24,207
    01/01/2013 to 12/31/2013.........  $12.10993    $16.22936       33,145
    01/01/2014 to 12/31/2014.........  $16.22936    $17.60703       82,585
 AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98860    $10.82752       18,788
    01/01/2011 to 12/31/2011.........  $10.82752    $11.70248       56,611
    01/01/2012 to 12/31/2012.........  $11.70248    $12.16055       33,734
    01/01/2013 to 12/31/2013.........  $12.16055    $11.69087       67,997
    01/01/2014 to 12/31/2014.........  $11.69087    $12.20150      109,251
 AST MFS GLOBAL EQUITY PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98755    $10.90100       65,599
    01/01/2011 to 12/31/2011.........  $10.90100    $10.35922       43,832
    01/01/2012 to 12/31/2012.........  $10.35922    $12.50742       38,915
    01/01/2013 to 12/31/2013.........  $12.50742    $15.66056      276,456
    01/01/2014 to 12/31/2014.........  $15.66056    $15.92073      468,065
 AST MFS GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99842    $10.87655       21,546
    01/01/2011 to 12/31/2011.........  $10.87655    $10.60683       16,039
    01/01/2012 to 12/31/2012.........  $10.60683    $12.18265       15,026
    01/01/2013 to 12/31/2013.........  $12.18265    $16.33812       25,096
    01/01/2014 to 12/31/2014.........  $16.33812    $17.42381       42,704

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST MFS LARGE-CAP VALUE PORTFOLIO
    08/20/2012* to 12/31/2012........  $ 9.99843    $10.18715        1,126
    01/01/2013 to 12/31/2013.........  $10.18715    $13.44187        9,283
    01/01/2014 to 12/31/2014.........  $13.44187    $14.53393       22,338
 AST MID-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98869    $11.50772       20,020
    01/01/2011 to 12/31/2011.........  $11.50772    $10.89980       16,806
    01/01/2012 to 12/31/2012.........  $10.89980    $12.66098       16,319
    01/01/2013 to 12/31/2013.........  $12.66098    $16.44666       28,518
    01/01/2014 to 12/31/2014.........  $16.44666    $18.54936       35,257
 AST MONEY MARKET PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99843    $ 9.84822       80,996
    01/01/2011 to 12/31/2011.........  $ 9.84822    $ 9.66356       69,489
    01/01/2012 to 12/31/2012.........  $ 9.66356    $ 9.48024       44,218
    01/01/2013 to 12/31/2013.........  $ 9.48024    $ 9.30014      121,990
    01/01/2014 to 12/31/2014.........  $ 9.30014    $ 9.12348      229,507
 AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99098    $11.24020       88,173
    01/01/2011 to 12/31/2011.........  $11.24020    $10.75300       39,643
    01/01/2012 to 12/31/2012.........  $10.75300    $12.35515       43,985
    01/01/2013 to 12/31/2013.........  $12.35515    $17.21196       80,413
    01/01/2014 to 12/31/2014.........  $17.21196    $19.29110       99,192
 AST NEUBERGER BERMAN CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.02833    $10.06632          625
    01/01/2012 to 12/31/2012.........  $10.06632    $10.35604        1,325
    01/01/2013 to 12/31/2013.........  $10.35604    $ 9.87150       16,382
    01/01/2014 to 12/31/2014.........  $ 9.87150    $10.18287       28,665

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.95872    $11.93011        53,576
    01/01/2011 to 12/31/2011.........  $11.93011    $11.90113        29,074
    01/01/2012 to 12/31/2012.........  $11.90113    $13.12034        29,616
    01/01/2013 to 12/31/2013.........  $13.12034    $17.06853       200,062
    01/01/2014 to 12/31/2014.........  $17.06853    $18.07363       326,591
 AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97285    $11.43344        37,433
    01/01/2011 to 04/29/2011.........  $11.43344    $12.81381             0
 AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
    04/30/2012* to 12/31/2012........  $ 9.99843    $10.30591        28,359
    01/01/2013 to 12/31/2013.........  $10.30591    $12.02243     1,907,114
    01/01/2014 to 12/31/2014.........  $12.02243    $12.40002     3,978,103
 AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.93890    $11.68109       125,799
    01/01/2011 to 12/31/2011.........  $11.68109    $ 9.13642        93,538
    01/01/2012 to 12/31/2012.........  $ 9.13642    $10.56957        72,153
    01/01/2013 to 12/31/2013.........  $10.56957    $10.39181        62,578
    01/01/2014 to 12/31/2014.........  $10.39181    $ 9.71685        70,034
 AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    03/15/2010 to 12/31/2010.........  $10.00785    $10.08594        63,335
    01/01/2011 to 12/31/2011.........  $10.08594    $10.11721        41,385
    01/01/2012 to 12/31/2012.........  $10.11721    $10.39081        35,230
    01/01/2013 to 12/31/2013.........  $10.39081    $ 9.97182       117,947
    01/01/2014 to 12/31/2014.........  $ 9.97182    $ 9.77297       208,839

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST PIMCO TOTAL RETURN BOND PORTFOLIO
    03/15/2010 to 12/31/2010.........  $10.00677    $10.35874      1,060,660
    01/01/2011 to 12/31/2011.........  $10.35874    $10.48519        679,161
    01/01/2012 to 12/31/2012.........  $10.48519    $11.24454        640,999
    01/01/2013 to 12/31/2013.........  $11.24454    $10.82817        622,256
    01/01/2014 to 12/31/2014.........  $10.82817    $11.07205        756,038
 AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98939    $10.60245      1,432,400
    01/01/2011 to 12/31/2011.........  $10.60245    $10.50489        991,928
    01/01/2012 to 12/31/2012.........  $10.50489    $11.37415        925,134
    01/01/2013 to 12/31/2013.........  $11.37415    $12.18605      5,008,009
    01/01/2014 to 12/31/2014.........  $12.18605    $12.64490      7,833,430
 AST PRUDENTIAL CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.01834    $10.06623            323
    01/01/2012 to 12/31/2012.........  $10.06623    $10.57685          7,304
    01/01/2013 to 12/31/2013.........  $10.57685    $10.13596          4,421
    01/01/2014 to 12/31/2014.........  $10.13596    $10.54611         91,583
 AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.96342    $11.51434      1,278,203
    01/01/2011 to 12/31/2011.........  $11.51434    $10.59391        772,577
    01/01/2012 to 12/31/2012.........  $10.59391    $11.73515        667,450
    01/01/2013 to 12/31/2013.........  $11.73515    $13.47231      5,879,061
    01/01/2014 to 12/31/2014.........  $13.47231    $14.43197     11,757,540

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST QMA US EQUITY ALPHA PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99842    $10.89657          6,786
    01/01/2011 to 12/31/2011.........  $10.89657    $11.05948          6,535
    01/01/2012 to 12/31/2012.........  $11.05948    $12.88919          8,877
    01/01/2013 to 12/31/2013.........  $12.88919    $16.74464         19,778
    01/01/2014 to 12/31/2014.........  $16.74464    $19.25416         40,571
 AST QUANTITATIVE MODELING PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99842    $ 8.88478              0
    01/01/2012 to 12/31/2012.........  $ 8.88478    $ 9.86246              0
    01/01/2013 to 12/31/2013.........  $ 9.86246    $11.84221      3,509,142
    01/01/2014 to 12/31/2014.........  $11.84221    $12.37240     11,703,989
 AST RCM WORLD TRENDS PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98748    $10.79117      1,096,364
    01/01/2011 to 12/31/2011.........  $10.79117    $10.39420        748,467
    01/01/2012 to 12/31/2012.........  $10.39420    $11.24487        622,521
    01/01/2013 to 12/31/2013.........  $11.24487    $12.40346      5,381,115
    01/01/2014 to 12/31/2014.........  $12.40346    $12.79317      9,569,238
 AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97768    $10.97865        828,251
    01/01/2011 to 12/31/2011.........  $10.97865    $10.51321        446,746
    01/01/2012 to 12/31/2012.........  $10.51321    $11.95330        449,900
    01/01/2013 to 12/31/2013.........  $11.95330    $13.84402      5,367,241
    01/01/2014 to 12/31/2014.........  $13.84402    $14.31877     10,085,730
 AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98231    $10.77026      1,898,319
    01/01/2011 to 12/31/2011.........  $10.77026    $10.20877      1,590,036
    01/01/2012 to 12/31/2012.........  $10.20877    $11.13003      1,503,924
    01/01/2013 to 12/31/2013.........  $11.13003    $12.49092      3,252,726
    01/01/2014 to 12/31/2014.........  $12.49092    $12.62568      5,239,249

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO
 FORMERLY, AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97176    $12.16375         32,883
    01/01/2011 to 12/31/2011.........  $12.16375    $10.36831         33,018
    01/01/2012 to 12/31/2012.........  $10.36831    $12.21274         32,222
    01/01/2013 to 12/31/2013.........  $12.21274    $16.87039         56,949
    01/01/2014 to 12/31/2014.........  $16.87039    $17.36748         69,353
 AST SMALL-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.96081    $12.62411         53,267
    01/01/2011 to 12/31/2011.........  $12.62411    $12.26334         20,846
    01/01/2012 to 12/31/2012.........  $12.26334    $13.49477         18,386
    01/01/2013 to 12/31/2013.........  $13.49477    $17.89491         30,018
    01/01/2014 to 12/31/2014.........  $17.89491    $18.22541         46,483
 AST SMALL-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.96424    $11.47308         25,149
    01/01/2011 to 12/31/2011.........  $11.47308    $10.58275         10,148
    01/01/2012 to 12/31/2012.........  $10.58275    $12.26676         10,038
    01/01/2013 to 12/31/2013.........  $12.26676    $16.53459         38,011
    01/01/2014 to 12/31/2014.........  $16.53459    $17.07496         56,342
 AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99212    $10.69858      2,173,184
    01/01/2011 to 12/31/2011.........  $10.69858    $10.70386      1,649,416
    01/01/2012 to 12/31/2012.........  $10.70386    $11.91749      1,550,574
    01/01/2013 to 12/31/2013.........  $11.91749    $13.65914     12,303,020
    01/01/2014 to 12/31/2014.........  $13.65914    $14.18744     21,838,735

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98577    $10.54371       46,536
    01/01/2011 to 12/31/2011.........  $10.54371    $10.17416       21,063
    01/01/2012 to 12/31/2012.........  $10.17416    $11.70232       23,976
    01/01/2013 to 12/31/2013.........  $11.70232    $14.88796       59,271
    01/01/2014 to 12/31/2014.........  $14.88796    $15.69575       84,668
 AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97100    $11.14285      162,524
    01/01/2011 to 12/31/2011.........  $11.14285    $10.74611       91,715
    01/01/2012 to 12/31/2012.........  $10.74611    $12.39520       90,187
    01/01/2013 to 12/31/2013.........  $12.39520    $17.51339      259,370
    01/01/2014 to 12/31/2014.........  $17.51339    $18.61447      370,178
 AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.85968    $11.48283      104,628
    01/01/2011 to 12/31/2011.........  $11.48283    $ 9.58441       70,966
    01/01/2012 to 12/31/2012.........  $ 9.58441    $ 9.74218       60,255
    01/01/2013 to 12/31/2013.........  $ 9.74218    $11.02705       81,898
    01/01/2014 to 12/31/2014.........  $11.02705    $ 9.91307      141,205
 AST TEMPLETON GLOBAL BOND PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98011    $10.31689       62,111
    01/01/2011 to 12/31/2011.........  $10.31689    $10.53864       46,810
    01/01/2012 to 12/31/2012.........  $10.53864    $10.87844       51,209
    01/01/2013 to 12/31/2013.........  $10.87844    $10.27131       45,669
    01/01/2014 to 12/31/2014.........  $10.27131    $10.13234       65,700

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99842    $ 8.82229         10,192
    01/01/2012 to 12/31/2012.........  $ 8.82229    $ 9.60719         16,793
    01/01/2013 to 12/31/2013.........  $ 9.60719    $11.35710      5,038,493
    01/01/2014 to 12/31/2014.........  $11.35710    $11.75460     11,517,026
 AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99842    $10.40601        118,667
    01/01/2011 to 12/31/2011.........  $10.40601    $10.82363         73,141
    01/01/2012 to 12/31/2012.........  $10.82363    $11.45149         67,430
    01/01/2013 to 12/31/2013.........  $11.45149    $11.06625        290,714
    01/01/2014 to 12/31/2014.........  $11.06625    $11.63736        497,106
 FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
    03/15/2010 to 12/31/2010.........  $ 9.97095    $10.64626      1,472,344
    01/01/2011 to 12/31/2011.........  $10.64626    $10.26981      1,080,417
    01/01/2012 to 09/21/2012.........  $10.26981    $11.48435              0

* Denotes the start date of these sub-accounts

                          PREMIER RETIREMENT B SERIES

                         PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

            ACCUMULATION UNIT VALUES: WITH COMBO 5% AND HAV (2.10%)

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.96755    $10.78127      5,516,405
    01/01/2011 to 12/31/2011.........  $10.78127    $10.27449      7,930,280
    01/01/2012 to 12/31/2012.........  $10.27449    $11.32236     11,077,684
    01/01/2013 to 12/31/2013.........  $11.32236    $12.19011     10,523,493
    01/01/2014 to 12/31/2014.........  $12.19011    $12.38986      9,625,080
 AST ADVANCED STRATEGIES PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97824    $10.88690      3,887,085
    01/01/2011 to 12/31/2011.........  $10.88690    $10.67064      7,536,489
    01/01/2012 to 12/31/2012.........  $10.67064    $11.87203     13,895,266
    01/01/2013 to 12/31/2013.........  $11.87203    $13.54713     14,169,565
    01/01/2014 to 12/31/2014.........  $13.54713    $14.07267     13,538,746
 AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $10.00677    $10.78205        196,832
    01/01/2011 to 12/31/2011.........  $10.78205    $10.93295        372,080
    01/01/2012 to 05/04/2012.........  $10.93295    $11.86055              0
 AST BALANCED ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98851    $10.73966      6,122,070
    01/01/2011 to 12/31/2011.........  $10.73966    $10.38658     11,643,017
    01/01/2012 to 12/31/2012.........  $10.38658    $11.43662     18,171,064
    01/01/2013 to 12/31/2013.........  $11.43662    $13.17247     18,699,184
    01/01/2014 to 12/31/2014.........  $13.17247    $13.73688     17,790,247

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99826    $ 9.13879      2,250,990
    01/01/2012 to 12/31/2012.........  $ 9.13879    $10.01086      5,203,950
    01/01/2013 to 12/31/2013.........  $10.01086    $10.86430      5,355,492
    01/01/2014 to 12/31/2014.........  $10.86430    $11.15680      5,070,743
 AST BLACKROCK ISHARES ETF PORTFOLIO
    04/29/2013* to 12/31/2013........  $ 9.99826    $10.46739         71,799
    01/01/2014 to 12/31/2014.........  $10.46739    $10.61412        136,733
 AST BOSTON PARTNERS LARGE-CAP VALUE PORTFOLIO
 FORMERLY, AST JENNISON LARGE-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97142    $10.54959        142,572
    01/01/2011 to 12/31/2011.........  $10.54959    $ 9.72183        183,338
    01/01/2012 to 12/31/2012.........  $ 9.72183    $10.77688        332,652
    01/01/2013 to 12/31/2013.........  $10.77688    $13.86671        398,492
    01/01/2014 to 12/31/2014.........  $13.86671    $14.96906        350,635
 AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97742    $10.82029      5,226,833
    01/01/2011 to 12/31/2011.........  $10.82029    $10.33635      7,593,614
    01/01/2012 to 12/31/2012.........  $10.33635    $11.50768     11,785,115
    01/01/2013 to 12/31/2013.........  $11.50768    $13.82131     13,677,902
    01/01/2014 to 12/31/2014.........  $13.82131    $14.47761     13,579,516
 AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
    02/25/2013* to 12/31/2013........  $ 9.99826    $11.61742         34,276
    01/01/2014 to 12/31/2014.........  $11.61742    $12.92135        120,929
 AST COHEN & STEERS REALTY PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.95965    $11.77181        148,869
    01/01/2011 to 12/31/2011.........  $11.77181    $12.28453        287,342
    01/01/2012 to 12/31/2012.........  $12.28453    $13.87195        637,193
    01/01/2013 to 12/31/2013.........  $13.87195    $14.00615        695,083
    01/01/2014 to 12/31/2014.........  $14.00615    $17.95101        590,923

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
    04/29/2013* to 12/31/2013........  $ 9.99826    $ 9.65911         82,334
    01/01/2014 to 12/31/2014.........  $ 9.65911    $ 9.93876        272,956
 AST FI PYRAMIS QUANTITATIVE PORTFOLIO
 FORMERLY, AST FIRST TRUST BALANCED TARGET PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97573    $11.00198      3,040,603
    01/01/2011 to 12/31/2011.........  $11.00198    $10.60927      5,374,961
    01/01/2012 to 12/31/2012.........  $10.60927    $11.49073      9,010,294
    01/01/2013 to 12/31/2013.........  $11.49073    $12.90995      9,037,919
    01/01/2014 to 12/31/2014.........  $12.90995    $13.03710      8,381,745
 AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99826    $10.86854      1,183,504
    01/01/2011 to 12/31/2011.........  $10.86854    $10.37751      2,746,969
    01/01/2012 to 12/31/2012.........  $10.37751    $11.54455      5,411,255
    01/01/2013 to 12/31/2013.........  $11.54455    $13.47490      5,944,495
    01/01/2014 to 12/31/2014.........  $13.47490    $13.94630      5,912,240
 AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
    04/30/2012* to 12/31/2012........  $ 9.99826    $10.71478     11,350,314
    01/01/2013 to 12/31/2013.........  $10.71478    $13.05681     11,680,480
    01/01/2014 to 12/31/2014.........  $13.05681    $13.18875     10,944,905
 AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
    04/29/2013* to 12/31/2013........  $ 9.99826    $10.78284        679,070
    01/01/2014 to 12/31/2014.........  $10.78284    $10.82649        971,931
 AST GLOBAL REAL ESTATE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.96993    $11.53165        122,752
    01/01/2011 to 12/31/2011.........  $11.53165    $10.72094        190,352
    01/01/2012 to 12/31/2012.........  $10.72094    $13.30873        520,200
    01/01/2013 to 12/31/2013.........  $13.30873    $13.59570        441,221
    01/01/2014 to 12/31/2014.........  $13.59570    $15.16355        413,940

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $10.01826    $10.76811       199,918
    01/01/2011 to 12/31/2011.........  $10.76811    $10.12518       235,095
    01/01/2012 to 12/31/2012.........  $10.12518    $11.87142       471,384
    01/01/2013 to 12/31/2013.........  $11.87142    $15.07851       502,150
    01/01/2014 to 02/07/2014.........  $15.07851    $14.82672             0
 AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99150    $10.75256       186,236
    01/01/2011 to 12/31/2011.........  $10.75256    $ 9.94608       358,920
    01/01/2012 to 12/31/2012.........  $ 9.94608    $11.65181       475,228
    01/01/2013 to 12/31/2013.........  $11.65181    $15.23345       519,571
    01/01/2014 to 12/31/2014.........  $15.23345    $16.87205       534,720
 AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $10.01958    $11.40273       352,049
    01/01/2011 to 12/31/2011.........  $11.40273    $10.83119       496,956
    01/01/2012 to 12/31/2012.........  $10.83119    $12.68323       836,897
    01/01/2013 to 12/31/2013.........  $12.68323    $16.41409       857,598
    01/01/2014 to 12/31/2014.........  $16.41409    $17.92176       770,824
 AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98800    $10.68940     2,546,265
    01/01/2011 to 12/31/2011.........  $10.68940    $10.41222     4,103,365
    01/01/2012 to 12/31/2012.........  $10.41222    $11.22580     6,407,141
    01/01/2013 to 12/31/2013.........  $11.22580    $12.06932     6,447,232
    01/01/2014 to 12/31/2014.........  $12.06932    $12.29341     5,849,519
 AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.96489    $11.47751       259,896
    01/01/2011 to 12/31/2011.........  $11.47751    $11.38312       365,908
    01/01/2012 to 12/31/2012.........  $11.38312    $12.89210       687,005
    01/01/2013 to 12/31/2013.........  $12.89210    $17.52034       754,500
    01/01/2014 to 12/31/2014.........  $17.52034    $18.38705       760,935

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST HERNDON LARGE-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98586    $10.65635         38,110
    01/01/2011 to 12/31/2011.........  $10.65635    $10.38154        203,130
    01/01/2012 to 12/31/2012.........  $10.38154    $11.52522        518,378
    01/01/2013 to 12/31/2013.........  $11.52522    $15.19051        475,590
    01/01/2014 to 12/31/2014.........  $15.19051    $15.10316        391,110
 AST HIGH YIELD PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98423    $10.75077        196,063
    01/01/2011 to 12/31/2011.........  $10.75077    $10.85949        414,596
    01/01/2012 to 12/31/2012.........  $10.85949    $12.10603        940,570
    01/01/2013 to 12/31/2013.........  $12.10603    $12.70285        764,877
    01/01/2014 to 12/31/2014.........  $12.70285    $12.75411        710,577
 AST INTERNATIONAL GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.92909    $11.24449        120,209
    01/01/2011 to 12/31/2011.........  $11.24449    $ 9.58589        187,387
    01/01/2012 to 12/31/2012.........  $ 9.58589    $11.29559        297,821
    01/01/2013 to 12/31/2013.........  $11.29559    $13.16577        288,766
    01/01/2014 to 12/31/2014.........  $13.16577    $12.17716        295,040
 AST INTERNATIONAL VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.92896    $10.78368        128,205
    01/01/2011 to 12/31/2011.........  $10.78368    $ 9.23249        198,630
    01/01/2012 to 12/31/2012.........  $ 9.23249    $10.54563        279,772
    01/01/2013 to 12/31/2013.........  $10.54563    $12.33410        307,502
    01/01/2014 to 12/31/2014.........  $12.33410    $11.26549        290,198
 AST INVESTMENT GRADE BOND PORTFOLIO
    03/15/2010 to 12/31/2010.........  $10.00649    $10.58844            161
    01/01/2011 to 12/31/2011.........  $10.58844    $11.65657     28,245,185
    01/01/2012 to 12/31/2012.........  $11.65657    $12.48437     12,185,297
    01/01/2013 to 12/31/2013.........  $12.48437    $11.83322      2,586,723
    01/01/2014 to 12/31/2014.........  $11.83322    $12.36430      3,220,720

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97649    $10.86001     2,174,610
    01/01/2011 to 12/31/2011.........  $10.86001    $10.57177     3,640,539
    01/01/2012 to 12/31/2012.........  $10.57177    $11.75519     6,361,180
    01/01/2013 to 12/31/2013.........  $11.75519    $13.38210     6,280,168
    01/01/2014 to 12/31/2014.........  $13.38210    $13.93493     5,980,304
 AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.92161    $10.54608       312,059
    01/01/2011 to 12/31/2011.........  $10.54608    $ 9.38012       471,899
    01/01/2012 to 12/31/2012.........  $ 9.38012    $11.19486       754,667
    01/01/2013 to 12/31/2013.........  $11.19486    $12.64339       834,403
    01/01/2014 to 12/31/2014.........  $12.64339    $11.58999       865,385
 AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99826    $10.57605     1,900,708
    01/01/2011 to 12/31/2011.........  $10.57605    $10.37847     3,919,930
    01/01/2012 to 12/31/2012.........  $10.37847    $11.24938     6,213,028
    01/01/2013 to 12/31/2013.........  $11.24938    $12.22821     6,104,537
    01/01/2014 to 12/31/2014.........  $12.22821    $12.62374     5,567,461
 AST JENNISON LARGE-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97111    $10.76470        87,860
    01/01/2011 to 12/31/2011.........  $10.76470    $10.60883       166,469
    01/01/2012 to 12/31/2012.........  $10.60883    $11.96308       366,380
    01/01/2013 to 12/31/2013.........  $11.96308    $15.98615       359,521
    01/01/2014 to 12/31/2014.........  $15.98615    $17.13785       364,972
 AST LARGE-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99024    $10.60710        86,158
    01/01/2011 to 12/31/2011.........  $10.60710    $ 9.95015       114,797
    01/01/2012 to 12/31/2012.........  $ 9.95015    $11.38581       182,558
    01/01/2013 to 12/31/2013.........  $11.38581    $15.59005       286,238
    01/01/2014 to 12/31/2014.........  $15.59005    $17.36079       338,509

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99236    $11.29330       189,485
    01/01/2011 to 12/31/2011.........  $11.29330    $10.95551       336,887
    01/01/2012 to 12/31/2012.........  $10.95551    $12.04063       653,350
    01/01/2013 to 12/31/2013.........  $12.04063    $16.10352       577,122
    01/01/2014 to 12/31/2014.........  $16.10352    $17.43484       900,638
 AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98843    $10.80977       117,309
    01/01/2011 to 12/31/2011.........  $10.80977    $11.65957     1,054,574
    01/01/2012 to 12/31/2012.........  $11.65957    $12.09112     1,336,674
    01/01/2013 to 12/31/2013.........  $12.09112    $11.60035     1,386,111
    01/01/2014 to 12/31/2014.........  $11.60035    $12.08231     1,580,575
 AST MFS GLOBAL EQUITY PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98739    $10.88308       313,949
    01/01/2011 to 12/31/2011.........  $10.88308    $10.32113       453,670
    01/01/2012 to 12/31/2012.........  $10.32113    $12.43595       818,069
    01/01/2013 to 12/31/2013.........  $12.43595    $15.53932       924,018
    01/01/2014 to 12/31/2014.........  $15.53932    $15.76524       893,148
 AST MFS GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99826    $10.85871        69,804
    01/01/2011 to 12/31/2011.........  $10.85871    $10.56782       101,083
    01/01/2012 to 12/31/2012.........  $10.56782    $12.11316       249,054
    01/01/2013 to 12/31/2013.........  $12.11316    $16.21185       263,789
    01/01/2014 to 12/31/2014.........  $16.21185    $17.25380       286,582
 AST MFS LARGE-CAP VALUE PORTFOLIO
    08/20/2012* to 12/31/2012........  $ 9.99826    $10.17946           487
    01/01/2013 to 12/31/2013.........  $10.17946    $13.40436        30,115
    01/01/2014 to 12/31/2014.........  $13.40436    $14.46368        66,282

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST MID-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98852    $11.48881      123,513
    01/01/2011 to 12/31/2011.........  $11.48881    $10.85968      189,254
    01/01/2012 to 12/31/2012.........  $10.85968    $12.58860      342,440
    01/01/2013 to 12/31/2013.........  $12.58860    $16.31935      366,853
    01/01/2014 to 12/31/2014.........  $16.31935    $18.36824      328,204
 AST MONEY MARKET PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99826    $ 9.83210      432,404
    01/01/2011 to 12/31/2011.........  $ 9.83210    $ 9.62805      976,585
    01/01/2012 to 12/31/2012.........  $ 9.62805    $ 9.42621      856,782
    01/01/2013 to 12/31/2013.........  $ 9.42621    $ 9.22821      641,576
    01/01/2014 to 12/31/2014.........  $ 9.22821    $ 9.03434      566,785
 AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99081    $11.22185      182,245
    01/01/2011 to 12/31/2011.........  $11.22185    $10.71360      279,795
    01/01/2012 to 12/31/2012.........  $10.71360    $12.28480      466,088
    01/01/2013 to 12/31/2013.........  $12.28480    $17.07924      611,307
    01/01/2014 to 12/31/2014.........  $17.07924    $19.10337      646,008
 AST NEUBERGER BERMAN CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.02817    $10.06278       35,591
    01/01/2012 to 12/31/2012.........  $10.06278    $10.33112      237,461
    01/01/2013 to 12/31/2013.........  $10.33112    $ 9.82763      258,551
    01/01/2014 to 12/31/2014.........  $ 9.82763    $10.11671      320,836
 AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.95855    $11.91048      225,037
    01/01/2011 to 12/31/2011.........  $11.91048    $11.85733      392,679
    01/01/2012 to 12/31/2012.........  $11.85733    $13.04531      742,034
    01/01/2013 to 12/31/2013.........  $13.04531    $16.93622      714,600
    01/01/2014 to 12/31/2014.........  $16.93622    $17.89683      650,418

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97268    $11.41452        82,328
    01/01/2011 to 04/29/2011.........  $11.41452    $12.78404             0
 AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
    04/30/2012* to 12/31/2012........  $ 9.99826    $10.29169       895,325
    01/01/2013 to 12/31/2013.........  $10.29169    $11.98140     1,114,810
    01/01/2014 to 12/31/2014.........  $11.98140    $12.33254     1,170,124
 AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.93873    $11.66195       476,936
    01/01/2011 to 12/31/2011.........  $11.66195    $ 9.10284       664,092
    01/01/2012 to 12/31/2012.........  $ 9.10284    $10.50918     1,181,912
    01/01/2013 to 12/31/2013.........  $10.50918    $10.31145     1,168,271
    01/01/2014 to 12/31/2014.........  $10.31145    $ 9.62209     1,032,136
 AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    03/15/2010 to 12/31/2010.........  $10.00768    $10.06943       258,212
    01/01/2011 to 12/31/2011.........  $10.06943    $10.07987       444,733
    01/01/2012 to 12/31/2012.........  $10.07987    $10.33107       864,280
    01/01/2013 to 12/31/2013.........  $10.33107    $ 9.89418       887,249
    01/01/2014 to 12/31/2014.........  $ 9.89418    $ 9.67708       855,438
 AST PIMCO TOTAL RETURN BOND PORTFOLIO
    03/15/2010 to 12/31/2010.........  $10.00660    $10.34172     3,522,143
    01/01/2011 to 12/31/2011.........  $10.34172    $10.44670     5,705,528
    01/01/2012 to 12/31/2012.........  $10.44670    $11.18028     9,414,126
    01/01/2013 to 12/31/2013.........  $11.18028    $10.74438     9,411,995
    01/01/2014 to 12/31/2014.........  $10.74438    $10.96377     8,213,489

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98922    $10.58499      4,586,837
    01/01/2011 to 12/31/2011.........  $10.58499    $10.46635     10,310,852
    01/01/2012 to 12/31/2012.........  $10.46635    $11.30921     16,150,559
    01/01/2013 to 12/31/2013.........  $11.30921    $12.09170     15,260,664
    01/01/2014 to 12/31/2014.........  $12.09170    $12.52144     14,101,630
 AST PRUDENTIAL CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.01818    $10.06267         48,356
    01/01/2012 to 12/31/2012.........  $10.06267    $10.55146        348,835
    01/01/2013 to 12/31/2013.........  $10.55146    $10.09089        425,576
    01/01/2014 to 12/31/2014.........  $10.09089    $10.47775        498,444
 AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.96325    $11.49547      3,712,117
    01/01/2011 to 12/31/2011.........  $11.49547    $10.55499      5,954,130
    01/01/2012 to 12/31/2012.........  $10.55499    $11.66811     10,641,823
    01/01/2013 to 12/31/2013.........  $11.66811    $13.36799     11,234,481
    01/01/2014 to 12/31/2014.........  $13.36799    $14.29091     11,027,596
 AST QMA US EQUITY ALPHA PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99826    $10.87869         60,348
    01/01/2011 to 12/31/2011.........  $10.87869    $11.01886        118,986
    01/01/2012 to 12/31/2012.........  $11.01886    $12.81560        223,207
    01/01/2013 to 12/31/2013.........  $12.81560    $16.61507        238,283
    01/01/2014 to 12/31/2014.........  $16.61507    $19.06605        315,106
 AST QUANTITATIVE MODELING PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99826    $ 8.87255              0
    01/01/2012 to 12/31/2012.........  $ 8.87255    $ 9.82884              0
    01/01/2013 to 12/31/2013.........  $ 9.82884    $11.77773              0
    01/01/2014 to 12/31/2014.........  $11.77773    $12.27998              0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST RCM WORLD TRENDS PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98731    $10.77337      3,202,539
    01/01/2011 to 12/31/2011.........  $10.77337    $10.35589      6,297,134
    01/01/2012 to 12/31/2012.........  $10.35589    $11.18047     11,013,705
    01/01/2013 to 12/31/2013.........  $11.18047    $12.30719     11,015,991
    01/01/2014 to 12/31/2014.........  $12.30719    $12.66800     10,238,199
 AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97751    $10.96058      2,624,296
    01/01/2011 to 12/31/2011.........  $10.96058    $10.47443      4,135,424
    01/01/2012 to 12/31/2012.........  $10.47443    $11.88484      7,137,505
    01/01/2013 to 12/31/2013.........  $11.88484    $13.73656      7,789,218
    01/01/2014 to 12/31/2014.........  $13.73656    $14.17862      7,678,745
 AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98214    $10.75257      4,337,624
    01/01/2011 to 12/31/2011.........  $10.75257    $10.17124      6,785,307
    01/01/2012 to 12/31/2012.........  $10.17124    $11.06628      9,359,655
    01/01/2013 to 12/31/2013.........  $11.06628    $12.39404      9,319,368
    01/01/2014 to 12/31/2014.........  $12.39404    $12.50220      8,159,713
 AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO
 FORMERLY, AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97159    $12.14387        134,008
    01/01/2011 to 12/31/2011.........  $12.14387    $10.33026        272,000
    01/01/2012 to 12/31/2012.........  $10.33026    $12.14309        472,973
    01/01/2013 to 12/31/2013.........  $12.14309    $16.73995        485,972
    01/01/2014 to 12/31/2014.........  $16.73995    $17.19813        441,793
 AST SMALL-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.96064    $12.60328        196,458
    01/01/2011 to 12/31/2011.........  $12.60328    $12.21817        299,003
    01/01/2012 to 12/31/2012.........  $12.21817    $13.41755        577,925
    01/01/2013 to 12/31/2013.........  $13.41755    $17.75618        609,853
    01/01/2014 to 12/31/2014.........  $17.75618    $18.04719        496,075

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST SMALL-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.96407    $11.45416        105,127
    01/01/2011 to 12/31/2011.........  $11.45416    $10.54377        159,251
    01/01/2012 to 12/31/2012.........  $10.54377    $12.19664        281,664
    01/01/2013 to 12/31/2013.........  $12.19664    $16.40654        310,561
    01/01/2014 to 12/31/2014.........  $16.40654    $16.90814        275,770
 AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99195    $10.68099      4,889,068
    01/01/2011 to 12/31/2011.........  $10.68099    $10.66444     10,210,336
    01/01/2012 to 12/31/2012.........  $10.66444    $11.84920     20,138,252
    01/01/2013 to 12/31/2013.........  $11.84920    $13.55300     20,387,641
    01/01/2014 to 12/31/2014.........  $13.55300    $14.04852     19,676,026
 AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98560    $10.52650        182,870
    01/01/2011 to 12/31/2011.........  $10.52650    $10.13681        224,532
    01/01/2012 to 12/31/2012.........  $10.13681    $11.63543        624,212
    01/01/2013 to 12/31/2013.........  $11.63543    $14.77261        719,417
    01/01/2014 to 12/31/2014.........  $14.77261    $15.54229        789,147
 AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97083    $11.12457        438,944
    01/01/2011 to 12/31/2011.........  $11.12457    $10.70663        741,977
    01/01/2012 to 12/31/2012.........  $10.70663    $12.32438      1,368,551
    01/01/2013 to 12/31/2013.........  $12.32438    $17.37774      1,413,534
    01/01/2014 to 12/31/2014.........  $17.37774    $18.43263      1,374,787
 AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.85951    $11.46379        573,055
    01/01/2011 to 12/31/2011.........  $11.46379    $ 9.54897        868,367
    01/01/2012 to 12/31/2012.........  $ 9.54897    $ 9.68622      1,414,997
    01/01/2013 to 12/31/2013.........  $ 9.68622    $10.94133      1,407,132
    01/01/2014 to 12/31/2014.........  $10.94133    $ 9.81585      1,377,339

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST TEMPLETON GLOBAL BOND PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97994    $10.29998       205,208
    01/01/2011 to 12/31/2011.........  $10.29998    $10.49994       382,952
    01/01/2012 to 12/31/2012.........  $10.49994    $10.81629       574,782
    01/01/2013 to 12/31/2013.........  $10.81629    $10.19168       601,580
    01/01/2014 to 12/31/2014.........  $10.19168    $10.03320       566,789
 AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99826    $ 8.81016       931,127
    01/01/2012 to 12/31/2012.........  $ 8.81016    $ 9.57427     2,504,847
    01/01/2013 to 12/31/2013.........  $ 9.57427    $11.29515     3,282,509
    01/01/2014 to 12/31/2014.........  $11.29515    $11.66673     3,551,805
 AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99826    $10.38898       637,730
    01/01/2011 to 12/31/2011.........  $10.38898    $10.78389     1,103,783
    01/01/2012 to 12/31/2012.........  $10.78389    $11.38606     1,945,738
    01/01/2013 to 12/31/2013.........  $11.38606    $10.98046     2,105,634
    01/01/2014 to 12/31/2014.........  $10.98046    $11.52347     2,225,446
 FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
    03/15/2010 to 12/31/2010.........  $ 9.97078    $10.62883     4,071,144
    01/01/2011 to 12/31/2011.........  $10.62883    $10.23205     6,640,069
    01/01/2012 to 09/21/2012.........  $10.23205    $11.42516             0

* Denotes the start date of these sub-accounts

                          PREMIER RETIREMENT B SERIES

                         PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES: WITH HAV AND HD GRO II OR HAV AND GRO PLUS II (2.30%)

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.96738    $10.76360     1,982,880
    01/01/2011 to 12/31/2011.........  $10.76360    $10.23677     1,624,541
    01/01/2012 to 12/31/2012.........  $10.23677    $11.25791     1,330,124
    01/01/2013 to 12/31/2013.........  $11.25791    $12.09609       955,571
    01/01/2014 to 12/31/2014.........  $12.09609    $12.26912       696,255
 AST ADVANCED STRATEGIES PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97807    $10.86903     1,426,285
    01/01/2011 to 12/31/2011.........  $10.86903    $10.63140     1,184,101
    01/01/2012 to 12/31/2012.........  $10.63140    $11.80420     1,178,277
    01/01/2013 to 12/31/2013.........  $11.80420    $13.44221       940,524
    01/01/2014 to 12/31/2014.........  $13.44221    $13.93521       645,641
 AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $10.00660    $10.76424        26,833
    01/01/2011 to 12/31/2011.........  $10.76424    $10.89267        18,422
    01/01/2012 to 05/04/2012.........  $10.89267    $11.80858             0
 AST BALANCED ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98834    $10.72203     2,364,506
    01/01/2011 to 12/31/2011.........  $10.72203    $10.34844     1,461,557
    01/01/2012 to 12/31/2012.........  $10.34844    $11.37141     1,327,342
    01/01/2013 to 12/31/2013.........  $11.37141    $13.07048     1,084,043
    01/01/2014 to 12/31/2014.........  $13.07048    $13.60269       793,257
 AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99809    $ 9.12620        16,940
    01/01/2012 to 12/31/2012.........  $ 9.12620    $ 9.97667        55,542
    01/01/2013 to 12/31/2013.........  $ 9.97667    $10.80518        57,583
    01/01/2014 to 12/31/2014.........  $10.80518    $11.07340        27,998
 AST BLACKROCK ISHARES ETF PORTFOLIO
    04/29/2013* to 12/31/2013........  $ 9.99809    $10.45288         5,933
    01/01/2014 to 12/31/2014.........  $10.45288    $10.57783         6,021

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST BOND PORTFOLIO 2017
    03/15/2010 to 12/31/2010.........  $ 9.99809    $10.55604       209,230
    01/01/2011 to 12/31/2011.........  $10.55604    $11.49032     5,005,426
    01/01/2012 to 12/31/2012.........  $11.49032    $11.80030     4,468,226
    01/01/2013 to 12/31/2013.........  $11.80030    $11.29161     2,537,799
    01/01/2014 to 12/31/2014.........  $11.29161    $11.18955     1,768,200
 AST BOND PORTFOLIO 2018
    03/15/2010 to 12/31/2010.........  $10.00679    $10.59877             0
    01/01/2011 to 12/31/2011.........  $10.59877    $11.76169     5,716,416
    01/01/2012 to 12/31/2012.........  $11.76169    $12.14766     5,241,794
    01/01/2013 to 12/31/2013.........  $12.14766    $11.49527     2,711,682
    01/01/2014 to 12/31/2014.........  $11.49527    $11.52978     1,962,192
 AST BOND PORTFOLIO 2019
    03/15/2010 to 12/31/2010.........  $ 9.99809    $10.60163             0
    01/01/2011 to 12/31/2011.........  $10.60163    $12.01278             0
    01/01/2012 to 12/31/2012.........  $12.01278    $12.42372       647,618
    01/01/2013 to 12/31/2013.........  $12.42372    $11.55152       396,527
    01/01/2014 to 12/31/2014.........  $11.55152    $11.76707       149,647
 AST BOND PORTFOLIO 2020
    03/15/2010 to 12/31/2010.........  $10.00891    $10.63229             0
    01/01/2011 to 12/31/2011.........  $10.63229    $12.32822        18,382
    01/01/2012 to 12/31/2012.........  $12.32822    $12.80538         2,953
    01/01/2013 to 12/31/2013.........  $12.80538    $11.69563       856,375
    01/01/2014 to 12/31/2014.........  $11.69563    $12.13039       668,353
 AST BOND PORTFOLIO 2021
    03/15/2010 to 12/31/2010.........  $10.00784    $10.73369             0
    01/01/2011 to 12/31/2011.........  $10.73369    $12.61630     3,859,454
    01/01/2012 to 12/31/2012.........  $12.61630    $13.16317     3,570,965
    01/01/2013 to 12/31/2013.........  $13.16317    $11.96003     1,878,838
    01/01/2014 to 12/31/2014.........  $11.96003    $12.58253     2,162,451

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST BOND PORTFOLIO 2022
    01/03/2011* to 12/31/2011........  $ 9.99809    $11.95962     1,120,790
    01/01/2012 to 12/31/2012.........  $11.95962    $12.36732     1,828,179
    01/01/2013 to 12/31/2013.........  $12.36732    $10.90536     1,447,347
    01/01/2014 to 12/31/2014.........  $10.90536    $11.75937       812,449
 AST BOND PORTFOLIO 2023
    01/03/2012* to 12/31/2012........  $ 9.99746    $10.34590       257,143
    01/01/2013 to 12/31/2013.........  $10.34590    $ 9.07699     3,160,323
    01/01/2014 to 12/31/2014.........  $ 9.07699    $ 9.98740     1,234,695
 AST BOND PORTFOLIO 2024
    01/02/2013* to 12/31/2013........  $ 9.99873    $ 8.70488       473,545
    01/01/2014 to 12/31/2014.........  $ 8.70488    $ 9.74562       897,728
 AST BOND PORTFOLIO 2025
    01/02/2014* to 12/31/2014........  $ 9.99873    $11.24540       254,897
 AST BOSTON PARTNERS LARGE-CAP VALUE PORTFOLIO
 FORMERLY, AST JENNISON LARGE-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97125    $10.53223        40,112
    01/01/2011 to 12/31/2011.........  $10.53223    $ 9.68613        18,370
    01/01/2012 to 12/31/2012.........  $ 9.68613    $10.71530        15,095
    01/01/2013 to 12/31/2013.........  $10.71530    $13.75930        10,228
    01/01/2014 to 12/31/2014.........  $13.75930    $14.82283        12,421
 AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97725    $10.80239     2,173,767
    01/01/2011 to 12/31/2011.........  $10.80239    $10.29819     1,486,802
    01/01/2012 to 12/31/2012.........  $10.29819    $11.44169     1,337,502
    01/01/2013 to 12/31/2013.........  $11.44169    $13.71394     1,360,711
    01/01/2014 to 12/31/2014.........  $13.71394    $14.33579     1,272,897

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
    02/25/2013* to 12/31/2013........  $ 9.99809    $11.59720         9,115
    01/01/2014 to 12/31/2014.........  $11.59720    $12.87257         4,627
 AST COHEN & STEERS REALTY PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.95948    $11.75243        51,593
    01/01/2011 to 12/31/2011.........  $11.75243    $12.23924        33,996
    01/01/2012 to 12/31/2012.........  $12.23924    $13.79249        84,179
    01/01/2013 to 12/31/2013.........  $13.79249    $13.89752        71,435
    01/01/2014 to 12/31/2014.........  $13.89752    $17.77560        35,695
 AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
    04/29/2013* to 12/31/2013........  $ 9.99809    $ 9.64568         4,745
    01/01/2014 to 12/31/2014.........  $ 9.64568    $ 9.90467         3,411
 AST FI PYRAMIS QUANTITATIVE PORTFOLIO
 FORMERLY, AST FIRST TRUST BALANCED TARGET PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97557    $10.98381     1,466,091
    01/01/2011 to 12/31/2011.........  $10.98381    $10.57010     1,058,162
    01/01/2012 to 12/31/2012.........  $10.57010    $11.42496       967,785
    01/01/2013 to 12/31/2013.........  $11.42496    $12.80989       817,178
    01/01/2014 to 12/31/2014.........  $12.80989    $12.90966       445,867
 AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99809    $10.85057       309,670
    01/01/2011 to 12/31/2011.........  $10.85057    $10.33928       188,650
    01/01/2012 to 12/31/2012.........  $10.33928    $11.47849       172,015
    01/01/2013 to 12/31/2013.........  $11.47849    $13.37038       170,139
    01/01/2014 to 12/31/2014.........  $13.37038    $13.80990       128,723

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
    04/30/2012* to 12/31/2012........  $ 9.99809    $10.69999      774,895
    01/01/2013 to 12/31/2013.........  $10.69999    $13.01231      586,038
    01/01/2014 to 12/31/2014.........  $13.01231    $13.11702      393,545
 AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
    04/29/2013* to 12/31/2013........  $ 9.99809    $10.76783       92,607
    01/01/2014 to 12/31/2014.........  $10.76783    $10.78945       91,587
 AST GLOBAL REAL ESTATE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.96976    $11.51275       20,879
    01/01/2011 to 12/31/2011.........  $11.51275    $10.68145       12,375
    01/01/2012 to 12/31/2012.........  $10.68145    $13.23265       11,547
    01/01/2013 to 12/31/2013.........  $13.23265    $13.49041       13,629
    01/01/2014 to 12/31/2014.........  $13.49041    $15.01538       14,908
 AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $10.01809    $10.75038       43,809
    01/01/2011 to 12/31/2011.........  $10.75038    $10.08777       22,459
    01/01/2012 to 12/31/2012.........  $10.08777    $11.80336       19,913
    01/01/2013 to 12/31/2013.........  $11.80336    $14.96141       17,694
    01/01/2014 to 02/07/2014.........  $14.96141    $14.70842            0
 AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99134    $10.73491       62,866
    01/01/2011 to 12/31/2011.........  $10.73491    $ 9.90949       26,852
    01/01/2012 to 12/31/2012.........  $ 9.90949    $11.58529       21,649
    01/01/2013 to 12/31/2013.........  $11.58529    $15.11560       24,250
    01/01/2014 to 12/31/2014.........  $15.11560    $16.70734       25,237

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $10.01941    $11.38383       87,362
    01/01/2011 to 12/31/2011.........  $11.38383    $10.79120       46,970
    01/01/2012 to 12/31/2012.........  $10.79120    $12.61054       39,264
    01/01/2013 to 12/31/2013.........  $12.61054    $16.28679       39,588
    01/01/2014 to 12/31/2014.........  $16.28679    $17.74638       42,790
 AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98783    $10.67177      300,563
    01/01/2011 to 12/31/2011.........  $10.67177    $10.37382      209,744
    01/01/2012 to 12/31/2012.........  $10.37382    $11.16148      189,782
    01/01/2013 to 12/31/2013.........  $11.16148    $11.97581      130,100
    01/01/2014 to 12/31/2014.........  $11.97581    $12.17331      116,905
 AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.96472    $11.45866       56,975
    01/01/2011 to 12/31/2011.........  $11.45866    $11.34127       33,845
    01/01/2012 to 12/31/2012.........  $11.34127    $12.81851       85,604
    01/01/2013 to 12/31/2013.........  $12.81851    $17.38469      152,825
    01/01/2014 to 12/31/2014.........  $17.38469    $18.20742      230,703
 AST HERNDON LARGE-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98570    $10.63879       10,405
    01/01/2011 to 12/31/2011.........  $10.63879    $10.34328        8,991
    01/01/2012 to 12/31/2012.........  $10.34328    $11.45924       14,659
    01/01/2013 to 12/31/2013.........  $11.45924    $15.07276       66,800
    01/01/2014 to 12/31/2014.........  $15.07276    $14.95546       77,872

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST HIGH YIELD PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98406    $10.73309       45,845
    01/01/2011 to 12/31/2011.........  $10.73309    $10.81948       55,106
    01/01/2012 to 12/31/2012.........  $10.81948    $12.03683       65,235
    01/01/2013 to 12/31/2013.........  $12.03683    $12.60442       25,152
    01/01/2014 to 12/31/2014.........  $12.60442    $12.62960       23,037
 AST INTERNATIONAL GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.92892    $11.22607       20,551
    01/01/2011 to 12/31/2011.........  $11.22607    $ 9.55062       16,008
    01/01/2012 to 12/31/2012.........  $ 9.55062    $11.23108       13,338
    01/01/2013 to 12/31/2013.........  $11.23108    $13.06392       10,499
    01/01/2014 to 12/31/2014.........  $13.06392    $12.05820       11,425
 AST INTERNATIONAL VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.92879    $10.76596       59,646
    01/01/2011 to 12/31/2011.........  $10.76596    $ 9.19856       29,045
    01/01/2012 to 12/31/2012.........  $ 9.19856    $10.48534       22,184
    01/01/2013 to 12/31/2013.........  $10.48534    $12.23853       46,321
    01/01/2014 to 12/31/2014.........  $12.23853    $11.15543       32,788
 AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97632    $10.84209      324,591
    01/01/2011 to 12/31/2011.........  $10.84209    $10.53278      217,080
    01/01/2012 to 12/31/2012.........  $10.53278    $11.68784      172,026
    01/01/2013 to 12/31/2013.........  $11.68784    $13.27832      113,065
    01/01/2014 to 12/31/2014.........  $13.27832    $13.79866      102,221

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.92144    $10.52888       41,928
    01/01/2011 to 12/31/2011.........  $10.52888    $ 9.34567       21,558
    01/01/2012 to 12/31/2012.........  $ 9.34567    $11.13086       20,843
    01/01/2013 to 12/31/2013.........  $11.13086    $12.54532       18,447
    01/01/2014 to 12/31/2014.........  $12.54532    $11.47656       15,955
 AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99809    $10.55869      328,331
    01/01/2011 to 12/31/2011.........  $10.55869    $10.34036      191,622
    01/01/2012 to 12/31/2012.........  $10.34036    $11.18508      172,799
    01/01/2013 to 12/31/2013.........  $11.18508    $12.13349      137,547
    01/01/2014 to 12/31/2014.........  $12.13349    $12.50029       79,933
 AST JENNISON LARGE-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97094    $10.74695       27,515
    01/01/2011 to 12/31/2011.........  $10.74695    $10.56966        9,400
    01/01/2012 to 12/31/2012.........  $10.56966    $11.89459        9,717
    01/01/2013 to 12/31/2013.........  $11.89459    $15.86218        4,863
    01/01/2014 to 12/31/2014.........  $15.86218    $16.97024        4,849
 AST LARGE-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99007    $10.58960       11,944
    01/01/2011 to 12/31/2011.........  $10.58960    $ 9.91346        6,827
    01/01/2012 to 12/31/2012.........  $ 9.91346    $11.32062        9,733
    01/01/2013 to 12/31/2013.........  $11.32062    $15.46916       21,107
    01/01/2014 to 12/31/2014.........  $15.46916    $17.19095       15,998

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99219    $11.27468       47,226
    01/01/2011 to 12/31/2011.........  $11.27468    $10.91510       27,111
    01/01/2012 to 12/31/2012.........  $10.91510    $11.97169       25,846
    01/01/2013 to 12/31/2013.........  $11.97169    $15.97874       14,177
    01/01/2014 to 12/31/2014.........  $15.97874    $17.26455       26,576
 AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98826    $10.79204       62,889
    01/01/2011 to 12/31/2011.........  $10.79204    $11.61675       55,271
    01/01/2012 to 12/31/2012.........  $11.61675    $12.02209       73,194
    01/01/2013 to 12/31/2013.........  $12.02209    $11.51061       50,759
    01/01/2014 to 12/31/2014.........  $11.51061    $11.96438       46,785
 AST MFS GLOBAL EQUITY PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98722    $10.86514       54,255
    01/01/2011 to 12/31/2011.........  $10.86514    $10.28312       47,905
    01/01/2012 to 12/31/2012.........  $10.28312    $12.36479       50,071
    01/01/2013 to 12/31/2013.........  $12.36479    $15.41885      515,310
    01/01/2014 to 12/31/2014.........  $15.41885    $15.61113      719,675
 AST MFS GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99809    $10.84075       13,556
    01/01/2011 to 12/31/2011.........  $10.84075    $10.52884       10,363
    01/01/2012 to 12/31/2012.........  $10.52884    $12.04371       12,800
    01/01/2013 to 12/31/2013.........  $12.04371    $16.08596       20,550
    01/01/2014 to 12/31/2014.........  $16.08596    $17.08490       19,721

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST MFS LARGE-CAP VALUE PORTFOLIO
    08/20/2012* to 12/31/2012........  $ 9.99809    $10.17167          153
    01/01/2013 to 12/31/2013.........  $10.17167    $13.36678       22,155
    01/01/2014 to 12/31/2014.........  $13.36678    $14.39378       18,108
 AST MID-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98835    $11.46980       43,801
    01/01/2011 to 12/31/2011.........  $11.46980    $10.81966       32,102
    01/01/2012 to 12/31/2012.........  $10.81966    $12.51658       35,546
    01/01/2013 to 12/31/2013.........  $12.51658    $16.19288       32,162
    01/01/2014 to 12/31/2014.........  $16.19288    $18.18867       30,313
 AST MONEY MARKET PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99809    $ 9.81590      264,690
    01/01/2011 to 12/31/2011.........  $ 9.81590    $ 9.59256      229,144
    01/01/2012 to 12/31/2012.........  $ 9.59256    $ 9.37229       49,789
    01/01/2013 to 12/31/2013.........  $ 9.37229    $ 9.15665       25,324
    01/01/2014 to 12/31/2014.........  $ 9.15665    $ 8.94614       37,101
 AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99064    $11.20328       55,297
    01/01/2011 to 12/31/2011.........  $11.20328    $10.67411       32,189
    01/01/2012 to 12/31/2012.........  $10.67411    $12.21442       32,995
    01/01/2013 to 12/31/2013.........  $12.21442    $16.94666       84,576
    01/01/2014 to 12/31/2014.........  $16.94666    $18.91641       57,586

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST NEUBERGER BERMAN CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.02800    $10.05926          275
    01/01/2012 to 12/31/2012.........  $10.05926    $10.30632       15,035
    01/01/2013 to 12/31/2013.........  $10.30632    $ 9.78401        3,812
    01/01/2014 to 12/31/2014.........  $ 9.78401    $10.05132       11,894
 AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.95838    $11.89091       46,144
    01/01/2011 to 12/31/2011.........  $11.89091    $11.81371       33,114
    01/01/2012 to 12/31/2012.........  $11.81371    $12.97081       86,064
    01/01/2013 to 12/31/2013.........  $12.97081    $16.80520      378,365
    01/01/2014 to 12/31/2014.........  $16.80520    $17.72217      515,160
 AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97251    $11.39598       17,367
    01/01/2011 to 04/29/2011.........  $11.39598    $12.75479            0
 AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
    04/30/2012* to 12/31/2012........  $ 9.99809    $10.27736       20,434
    01/01/2013 to 12/31/2013.........  $10.27736    $11.94018       53,780
    01/01/2014 to 12/31/2014.........  $11.94018    $12.26499       12,446
 AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.93856    $11.64283      117,680
    01/01/2011 to 12/31/2011.........  $11.64283    $ 9.06934       70,061
    01/01/2012 to 12/31/2012.........  $ 9.06934    $10.44909       56,779
    01/01/2013 to 12/31/2013.........  $10.44909    $10.23152       51,495
    01/01/2014 to 12/31/2014.........  $10.23152    $ 9.52798       44,431

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    03/15/2010 to 12/31/2010.........  $10.00751    $10.05274       127,840
    01/01/2011 to 12/31/2011.........  $10.05274    $10.04285       173,864
    01/01/2012 to 12/31/2012.........  $10.04285    $10.27228        74,789
    01/01/2013 to 12/31/2013.........  $10.27228    $ 9.81790       241,886
    01/01/2014 to 12/31/2014.........  $ 9.81790    $ 9.58291       313,590
 AST PIMCO TOTAL RETURN BOND PORTFOLIO
    03/15/2010 to 12/31/2010.........  $10.00643    $10.32475       904,921
    01/01/2011 to 12/31/2011.........  $10.32475    $10.40836       596,566
    01/01/2012 to 12/31/2012.........  $10.40836    $11.11653       610,011
    01/01/2013 to 12/31/2013.........  $11.11653    $10.66129       478,791
    01/01/2014 to 12/31/2014.........  $10.66129    $10.85686       415,361
 AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98905    $10.56757     1,848,364
    01/01/2011 to 12/31/2011.........  $10.56757    $10.42777     1,513,061
    01/01/2012 to 12/31/2012.........  $10.42777    $11.24445     1,286,079
    01/01/2013 to 12/31/2013.........  $11.24445    $11.99793       728,449
    01/01/2014 to 12/31/2014.........  $11.99793    $12.39894       756,319
 AST PRUDENTIAL CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.01801    $10.05915           398
    01/01/2012 to 12/31/2012.........  $10.05915    $10.52610        18,678
    01/01/2013 to 12/31/2013.........  $10.52610    $10.04606        48,013
    01/01/2014 to 12/31/2014.........  $10.04606    $10.40988        48,585
 AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.96308    $11.47648       795,562
    01/01/2011 to 12/31/2011.........  $11.47648    $10.51610       600,412
    01/01/2012 to 12/31/2012.........  $10.51610    $11.60136       690,467
    01/01/2013 to 12/31/2013.........  $11.60136    $13.26440       320,294
    01/01/2014 to 12/31/2014.........  $13.26440    $14.15124       263,203
 AST QMA US EQUITY ALPHA PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99809    $10.86080        16,287
    01/01/2011 to 12/31/2011.........  $10.86080    $10.97830         7,562
    01/01/2012 to 12/31/2012.........  $10.97830    $12.74231         7,541
    01/01/2013 to 12/31/2013.........  $12.74231    $16.48642         7,527
    01/01/2014 to 12/31/2014.........  $16.48642    $18.87993         7,278

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST QUANTITATIVE MODELING PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99809    $ 8.86034             0
    01/01/2012 to 12/31/2012.........  $ 8.86034    $ 9.79521             0
    01/01/2013 to 12/31/2013.........  $ 9.79521    $11.71340             0
    01/01/2014 to 12/31/2014.........  $11.71340    $12.18789             0
 AST RCM WORLD TRENDS PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98715    $10.75566       380,072
    01/01/2011 to 12/31/2011.........  $10.75566    $10.31779       266,575
    01/01/2012 to 12/31/2012.........  $10.31779    $11.11657       238,332
    01/01/2013 to 12/31/2013.........  $11.11657    $12.21187       138,116
    01/01/2014 to 12/31/2014.........  $12.21187    $12.54429       155,391
 AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97734    $10.94264       619,521
    01/01/2011 to 12/31/2011.........  $10.94264    $10.43605       223,639
    01/01/2012 to 12/31/2012.........  $10.43605    $11.81699       267,883
    01/01/2013 to 12/31/2013.........  $11.81699    $13.63029       308,978
    01/01/2014 to 12/31/2014.........  $13.63029    $14.04024       250,397
 AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98197    $10.73491     2,018,421
    01/01/2011 to 12/31/2011.........  $10.73491    $10.13379     1,577,561
    01/01/2012 to 12/31/2012.........  $10.13379    $11.00305     1,483,179
    01/01/2013 to 12/31/2013.........  $11.00305    $12.29802     1,011,989
    01/01/2014 to 12/31/2014.........  $12.29802    $12.37990       510,995

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO
 FORMERLY, AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97142    $12.12383        23,209
    01/01/2011 to 12/31/2011.........  $12.12383    $10.29217        28,282
    01/01/2012 to 12/31/2012.........  $10.29217    $12.07351        26,717
    01/01/2013 to 12/31/2013.........  $12.07351    $16.61005        32,442
    01/01/2014 to 12/31/2014.........  $16.61005    $17.02978        28,832
 AST SMALL-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.96047    $12.58259        21,297
    01/01/2011 to 12/31/2011.........  $12.58259    $12.17325        15,339
    01/01/2012 to 12/31/2012.........  $12.17325    $13.34082        12,061
    01/01/2013 to 12/31/2013.........  $13.34082    $17.61871        10,437
    01/01/2014 to 12/31/2014.........  $17.61871    $17.87086         8,732
 AST SMALL-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.96390    $11.43543        23,651
    01/01/2011 to 12/31/2011.........  $11.43543    $10.50502        22,275
    01/01/2012 to 12/31/2012.........  $10.50502    $12.12694        18,090
    01/01/2013 to 12/31/2013.........  $12.12694    $16.27955        33,124
    01/01/2014 to 12/31/2014.........  $16.27955    $16.74311        25,788
 AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99178    $10.66346     1,234,468
    01/01/2011 to 12/31/2011.........  $10.66346    $10.62519       946,974
    01/01/2012 to 12/31/2012.........  $10.62519    $11.78150       921,311
    01/01/2013 to 12/31/2013.........  $11.78150    $13.44819       780,220
    01/01/2014 to 12/31/2014.........  $13.44819    $13.91148       643,693

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98543    $10.50910       19,588
    01/01/2011 to 12/31/2011.........  $10.50910    $10.09939        9,326
    01/01/2012 to 12/31/2012.........  $10.09939    $11.56886       13,720
    01/01/2013 to 12/31/2013.........  $11.56886    $14.65825       28,681
    01/01/2014 to 12/31/2014.........  $14.65825    $15.39059       15,918
 AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97067    $11.10634       72,362
    01/01/2011 to 12/31/2011.........  $11.10634    $10.66740       42,986
    01/01/2012 to 12/31/2012.........  $10.66740    $12.25406       41,747
    01/01/2013 to 12/31/2013.........  $12.25406    $17.24330      379,011
    01/01/2014 to 12/31/2014.........  $17.24330    $18.25254      444,693
 AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.85934    $11.44494       97,346
    01/01/2011 to 12/31/2011.........  $11.44494    $ 9.51383       65,186
    01/01/2012 to 12/31/2012.........  $ 9.51383    $ 9.63079       68,278
    01/01/2013 to 12/31/2013.........  $ 9.63079    $10.85645       50,495
    01/01/2014 to 12/31/2014.........  $10.85645    $ 9.71986       43,335
 AST TEMPLETON GLOBAL BOND PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97977    $10.28297      101,755
    01/01/2011 to 12/31/2011.........  $10.28297    $10.46127       71,038
    01/01/2012 to 12/31/2012.........  $10.46127    $10.75435       69,459
    01/01/2013 to 12/31/2013.........  $10.75435    $10.11257       43,267
    01/01/2014 to 12/31/2014.........  $10.11257    $ 9.93498       37,143

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99809    $ 8.79804        15,946
    01/01/2012 to 12/31/2012.........  $ 8.79804    $ 9.54156        32,367
    01/01/2013 to 12/31/2013.........  $ 9.54156    $11.23346       131,267
    01/01/2014 to 12/31/2014.........  $11.23346    $11.57925       140,410
 AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99809    $10.37188       140,502
    01/01/2011 to 12/31/2011.........  $10.37188    $10.74432       108,923
    01/01/2012 to 12/31/2012.........  $10.74432    $11.32108        84,067
    01/01/2013 to 12/31/2013.........  $11.32108    $10.89550       619,967
    01/01/2014 to 12/31/2014.........  $10.89550    $11.41109       849,403
 FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
    03/15/2010 to 12/31/2010.........  $ 9.97062    $10.61120     1,139,575
    01/01/2011 to 12/31/2011.........  $10.61120    $10.19426       827,152
    01/01/2012 to 09/21/2012.........  $10.19426    $11.36598             0

* Denotes the start date of these sub-accounts

                          PREMIER RETIREMENT L SERIES

                         PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

                  ACCUMULATION UNIT VALUES: WITH HAV (2.10%)

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.96755    $10.78127      5,516,405
    01/01/2011 to 12/31/2011.........  $10.78127    $10.27449      7,930,280
    01/01/2012 to 12/31/2012.........  $10.27449    $11.32236     11,077,684
    01/01/2013 to 12/31/2013.........  $11.32236    $12.19011     10,523,493
    01/01/2014 to 12/31/2014.........  $12.19011    $12.38986      9,625,080
 AST ADVANCED STRATEGIES PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97824    $10.88690      3,887,085
    01/01/2011 to 12/31/2011.........  $10.88690    $10.67064      7,536,489
    01/01/2012 to 12/31/2012.........  $10.67064    $11.87203     13,895,266
    01/01/2013 to 12/31/2013.........  $11.87203    $13.54713     14,169,565
    01/01/2014 to 12/31/2014.........  $13.54713    $14.07267     13,538,746
 AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $10.00677    $10.78205        196,832
    01/01/2011 to 12/31/2011.........  $10.78205    $10.93295        372,080
    01/01/2012 to 05/04/2012.........  $10.93295    $11.86055              0
 AST BALANCED ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98851    $10.73966      6,122,070
    01/01/2011 to 12/31/2011.........  $10.73966    $10.38658     11,643,017
    01/01/2012 to 12/31/2012.........  $10.38658    $11.43662     18,171,064
    01/01/2013 to 12/31/2013.........  $11.43662    $13.17247     18,699,184
    01/01/2014 to 12/31/2014.........  $13.17247    $13.73688     17,790,247

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99826    $ 9.13879      2,250,990
    01/01/2012 to 12/31/2012.........  $ 9.13879    $10.01086      5,203,950
    01/01/2013 to 12/31/2013.........  $10.01086    $10.86430      5,355,492
    01/01/2014 to 12/31/2014.........  $10.86430    $11.15680      5,070,743
 AST BLACKROCK ISHARES ETF PORTFOLIO
    04/29/2013* to 12/31/2013........  $ 9.99826    $10.46739         71,799
    01/01/2014 to 12/31/2014.........  $10.46739    $10.61412        136,733
 AST BOSTON PARTNERS LARGE-CAP VALUE PORTFOLIO
 FORMERLY, AST JENNISON LARGE-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97142    $10.54959        142,572
    01/01/2011 to 12/31/2011.........  $10.54959    $ 9.72183        183,338
    01/01/2012 to 12/31/2012.........  $ 9.72183    $10.77688        332,652
    01/01/2013 to 12/31/2013.........  $10.77688    $13.86671        398,492
    01/01/2014 to 12/31/2014.........  $13.86671    $14.96906        350,635
 AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97742    $10.82029      5,226,833
    01/01/2011 to 12/31/2011.........  $10.82029    $10.33635      7,593,614
    01/01/2012 to 12/31/2012.........  $10.33635    $11.50768     11,785,115
    01/01/2013 to 12/31/2013.........  $11.50768    $13.82131     13,677,902
    01/01/2014 to 12/31/2014.........  $13.82131    $14.47761     13,579,516
 AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
    02/25/2013* to 12/31/2013........  $ 9.99826    $11.61742         34,276
    01/01/2014 to 12/31/2014.........  $11.61742    $12.92135        120,929

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST COHEN & STEERS REALTY PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.95965    $11.77181        148,869
    01/01/2011 to 12/31/2011.........  $11.77181    $12.28453        287,342
    01/01/2012 to 12/31/2012.........  $12.28453    $13.87195        637,193
    01/01/2013 to 12/31/2013.........  $13.87195    $14.00615        695,083
    01/01/2014 to 12/31/2014.........  $14.00615    $17.95101        590,923
 AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
    04/29/2013* to 12/31/2013........  $ 9.99826    $ 9.65911         82,334
    01/01/2014 to 12/31/2014.........  $ 9.65911    $ 9.93876        272,956
 AST FI PYRAMIS QUANTITATIVE PORTFOLIO
 FORMERLY, AST FIRST TRUST BALANCED TARGET PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97573    $11.00198      3,040,603
    01/01/2011 to 12/31/2011.........  $11.00198    $10.60927      5,374,961
    01/01/2012 to 12/31/2012.........  $10.60927    $11.49073      9,010,294
    01/01/2013 to 12/31/2013.........  $11.49073    $12.90995      9,037,919
    01/01/2014 to 12/31/2014.........  $12.90995    $13.03710      8,381,745
 AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99826    $10.86854      1,183,504
    01/01/2011 to 12/31/2011.........  $10.86854    $10.37751      2,746,969
    01/01/2012 to 12/31/2012.........  $10.37751    $11.54455      5,411,255
    01/01/2013 to 12/31/2013.........  $11.54455    $13.47490      5,944,495
    01/01/2014 to 12/31/2014.........  $13.47490    $13.94630      5,912,240
 AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
    04/30/2012* to 12/31/2012........  $ 9.99826    $10.71478     11,350,314
    01/01/2013 to 12/31/2013.........  $10.71478    $13.05681     11,680,480
    01/01/2014 to 12/31/2014.........  $13.05681    $13.18875     10,944,905

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
    04/29/2013* to 12/31/2013........  $ 9.99826    $10.78284      679,070
    01/01/2014 to 12/31/2014.........  $10.78284    $10.82649      971,931
 AST GLOBAL REAL ESTATE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.96993    $11.53165      122,752
    01/01/2011 to 12/31/2011.........  $11.53165    $10.72094      190,352
    01/01/2012 to 12/31/2012.........  $10.72094    $13.30873      520,200
    01/01/2013 to 12/31/2013.........  $13.30873    $13.59570      441,221
    01/01/2014 to 12/31/2014.........  $13.59570    $15.16355      413,940
 AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $10.01826    $10.76811      199,918
    01/01/2011 to 12/31/2011.........  $10.76811    $10.12518      235,095
    01/01/2012 to 12/31/2012.........  $10.12518    $11.87142      471,384
    01/01/2013 to 12/31/2013.........  $11.87142    $15.07851      502,150
    01/01/2014 to 02/07/2014.........  $15.07851    $14.82672            0
 AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99150    $10.75256      186,236
    01/01/2011 to 12/31/2011.........  $10.75256    $ 9.94608      358,920
    01/01/2012 to 12/31/2012.........  $ 9.94608    $11.65181      475,228
    01/01/2013 to 12/31/2013.........  $11.65181    $15.23345      519,571
    01/01/2014 to 12/31/2014.........  $15.23345    $16.87205      534,720

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $10.01958    $11.40273       352,049
    01/01/2011 to 12/31/2011.........  $11.40273    $10.83119       496,956
    01/01/2012 to 12/31/2012.........  $10.83119    $12.68323       836,897
    01/01/2013 to 12/31/2013.........  $12.68323    $16.41409       857,598
    01/01/2014 to 12/31/2014.........  $16.41409    $17.92176       770,824
 AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98800    $10.68940     2,546,265
    01/01/2011 to 12/31/2011.........  $10.68940    $10.41222     4,103,365
    01/01/2012 to 12/31/2012.........  $10.41222    $11.22580     6,407,141
    01/01/2013 to 12/31/2013.........  $11.22580    $12.06932     6,447,232
    01/01/2014 to 12/31/2014.........  $12.06932    $12.29341     5,849,519
 AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.96489    $11.47751       259,896
    01/01/2011 to 12/31/2011.........  $11.47751    $11.38312       365,908
    01/01/2012 to 12/31/2012.........  $11.38312    $12.89210       687,005
    01/01/2013 to 12/31/2013.........  $12.89210    $17.52034       754,500
    01/01/2014 to 12/31/2014.........  $17.52034    $18.38705       760,935
 AST HERNDON LARGE-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98586    $10.65635        38,110
    01/01/2011 to 12/31/2011.........  $10.65635    $10.38154       203,130
    01/01/2012 to 12/31/2012.........  $10.38154    $11.52522       518,378
    01/01/2013 to 12/31/2013.........  $11.52522    $15.19051       475,590
    01/01/2014 to 12/31/2014.........  $15.19051    $15.10316       391,110

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST HIGH YIELD PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98423    $10.75077        196,063
    01/01/2011 to 12/31/2011.........  $10.75077    $10.85949        414,596
    01/01/2012 to 12/31/2012.........  $10.85949    $12.10603        940,570
    01/01/2013 to 12/31/2013.........  $12.10603    $12.70285        764,877
    01/01/2014 to 12/31/2014.........  $12.70285    $12.75411        710,577
 AST INTERNATIONAL GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.92909    $11.24449        120,209
    01/01/2011 to 12/31/2011.........  $11.24449    $ 9.58589        187,387
    01/01/2012 to 12/31/2012.........  $ 9.58589    $11.29559        297,821
    01/01/2013 to 12/31/2013.........  $11.29559    $13.16577        288,766
    01/01/2014 to 12/31/2014.........  $13.16577    $12.17716        295,040
 AST INTERNATIONAL VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.92896    $10.78368        128,205
    01/01/2011 to 12/31/2011.........  $10.78368    $ 9.23249        198,630
    01/01/2012 to 12/31/2012.........  $ 9.23249    $10.54563        279,772
    01/01/2013 to 12/31/2013.........  $10.54563    $12.33410        307,502
    01/01/2014 to 12/31/2014.........  $12.33410    $11.26549        290,198
 AST INVESTMENT GRADE BOND PORTFOLIO
    03/15/2010 to 12/31/2010.........  $10.00649    $10.58844            161
    01/01/2011 to 12/31/2011.........  $10.58844    $11.65657     28,245,185
    01/01/2012 to 12/31/2012.........  $11.65657    $12.48437     12,185,297
    01/01/2013 to 12/31/2013.........  $12.48437    $11.83322      2,586,723
    01/01/2014 to 12/31/2014.........  $11.83322    $12.36430      3,220,720

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97649    $10.86001     2,174,610
    01/01/2011 to 12/31/2011.........  $10.86001    $10.57177     3,640,539
    01/01/2012 to 12/31/2012.........  $10.57177    $11.75519     6,361,180
    01/01/2013 to 12/31/2013.........  $11.75519    $13.38210     6,280,168
    01/01/2014 to 12/31/2014.........  $13.38210    $13.93493     5,980,304
 AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.92161    $10.54608       312,059
    01/01/2011 to 12/31/2011.........  $10.54608    $ 9.38012       471,899
    01/01/2012 to 12/31/2012.........  $ 9.38012    $11.19486       754,667
    01/01/2013 to 12/31/2013.........  $11.19486    $12.64339       834,403
    01/01/2014 to 12/31/2014.........  $12.64339    $11.58999       865,385
 AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99826    $10.57605     1,900,708
    01/01/2011 to 12/31/2011.........  $10.57605    $10.37847     3,919,930
    01/01/2012 to 12/31/2012.........  $10.37847    $11.24938     6,213,028
    01/01/2013 to 12/31/2013.........  $11.24938    $12.22821     6,104,537
    01/01/2014 to 12/31/2014.........  $12.22821    $12.62374     5,567,461
 AST JENNISON LARGE-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97111    $10.76470        87,860
    01/01/2011 to 12/31/2011.........  $10.76470    $10.60883       166,469
    01/01/2012 to 12/31/2012.........  $10.60883    $11.96308       366,380
    01/01/2013 to 12/31/2013.........  $11.96308    $15.98615       359,521
    01/01/2014 to 12/31/2014.........  $15.98615    $17.13785       364,972

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST LARGE-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99024    $10.60710        86,158
    01/01/2011 to 12/31/2011.........  $10.60710    $ 9.95015       114,797
    01/01/2012 to 12/31/2012.........  $ 9.95015    $11.38581       182,558
    01/01/2013 to 12/31/2013.........  $11.38581    $15.59005       286,238
    01/01/2014 to 12/31/2014.........  $15.59005    $17.36079       338,509
 AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99236    $11.29330       189,485
    01/01/2011 to 12/31/2011.........  $11.29330    $10.95551       336,887
    01/01/2012 to 12/31/2012.........  $10.95551    $12.04063       653,350
    01/01/2013 to 12/31/2013.........  $12.04063    $16.10352       577,122
    01/01/2014 to 12/31/2014.........  $16.10352    $17.43484       900,638
 AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98843    $10.80977       117,309
    01/01/2011 to 12/31/2011.........  $10.80977    $11.65957     1,054,574
    01/01/2012 to 12/31/2012.........  $11.65957    $12.09112     1,336,674
    01/01/2013 to 12/31/2013.........  $12.09112    $11.60035     1,386,111
    01/01/2014 to 12/31/2014.........  $11.60035    $12.08231     1,580,575
 AST MFS GLOBAL EQUITY PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98739    $10.88308       313,949
    01/01/2011 to 12/31/2011.........  $10.88308    $10.32113       453,670
    01/01/2012 to 12/31/2012.........  $10.32113    $12.43595       818,069
    01/01/2013 to 12/31/2013.........  $12.43595    $15.53932       924,018
    01/01/2014 to 12/31/2014.........  $15.53932    $15.76524       893,148

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST MFS GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99826    $10.85871       69,804
    01/01/2011 to 12/31/2011.........  $10.85871    $10.56782      101,083
    01/01/2012 to 12/31/2012.........  $10.56782    $12.11316      249,054
    01/01/2013 to 12/31/2013.........  $12.11316    $16.21185      263,789
    01/01/2014 to 12/31/2014.........  $16.21185    $17.25380      286,582
 AST MFS LARGE-CAP VALUE PORTFOLIO
    08/20/2012* to 12/31/2012........  $ 9.99826    $10.17946          487
    01/01/2013 to 12/31/2013.........  $10.17946    $13.40436       30,115
    01/01/2014 to 12/31/2014.........  $13.40436    $14.46368       66,282
 AST MID-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98852    $11.48881      123,513
    01/01/2011 to 12/31/2011.........  $11.48881    $10.85968      189,254
    01/01/2012 to 12/31/2012.........  $10.85968    $12.58860      342,440
    01/01/2013 to 12/31/2013.........  $12.58860    $16.31935      366,853
    01/01/2014 to 12/31/2014.........  $16.31935    $18.36824      328,204
 AST MONEY MARKET PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99826    $ 9.83210      432,404
    01/01/2011 to 12/31/2011.........  $ 9.83210    $ 9.62805      976,585
    01/01/2012 to 12/31/2012.........  $ 9.62805    $ 9.42621      856,782
    01/01/2013 to 12/31/2013.........  $ 9.42621    $ 9.22821      641,576
    01/01/2014 to 12/31/2014.........  $ 9.22821    $ 9.03434      566,785

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99081    $11.22185       182,245
    01/01/2011 to 12/31/2011.........  $11.22185    $10.71360       279,795
    01/01/2012 to 12/31/2012.........  $10.71360    $12.28480       466,088
    01/01/2013 to 12/31/2013.........  $12.28480    $17.07924       611,307
    01/01/2014 to 12/31/2014.........  $17.07924    $19.10337       646,008
 AST NEUBERGER BERMAN CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.02817    $10.06278        35,591
    01/01/2012 to 12/31/2012.........  $10.06278    $10.33112       237,461
    01/01/2013 to 12/31/2013.........  $10.33112    $ 9.82763       258,551
    01/01/2014 to 12/31/2014.........  $ 9.82763    $10.11671       320,836
 AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.95855    $11.91048       225,037
    01/01/2011 to 12/31/2011.........  $11.91048    $11.85733       392,679
    01/01/2012 to 12/31/2012.........  $11.85733    $13.04531       742,034
    01/01/2013 to 12/31/2013.........  $13.04531    $16.93622       714,600
    01/01/2014 to 12/31/2014.........  $16.93622    $17.89683       650,418
 AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97268    $11.41452        82,328
    01/01/2011 to 04/29/2011.........  $11.41452    $12.78404             0
 AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
    04/30/2012* to 12/31/2012........  $ 9.99826    $10.29169       895,325
    01/01/2013 to 12/31/2013.........  $10.29169    $11.98140     1,114,810
    01/01/2014 to 12/31/2014.........  $11.98140    $12.33254     1,170,124

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.93873    $11.66195        476,936
    01/01/2011 to 12/31/2011.........  $11.66195    $ 9.10284        664,092
    01/01/2012 to 12/31/2012.........  $ 9.10284    $10.50918      1,181,912
    01/01/2013 to 12/31/2013.........  $10.50918    $10.31145      1,168,271
    01/01/2014 to 12/31/2014.........  $10.31145    $ 9.62209      1,032,136
 AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    03/15/2010 to 12/31/2010.........  $10.00768    $10.06943        258,212
    01/01/2011 to 12/31/2011.........  $10.06943    $10.07987        444,733
    01/01/2012 to 12/31/2012.........  $10.07987    $10.33107        864,280
    01/01/2013 to 12/31/2013.........  $10.33107    $ 9.89418        887,249
    01/01/2014 to 12/31/2014.........  $ 9.89418    $ 9.67708        855,438
 AST PIMCO TOTAL RETURN BOND PORTFOLIO
    03/15/2010 to 12/31/2010.........  $10.00660    $10.34172      3,522,143
    01/01/2011 to 12/31/2011.........  $10.34172    $10.44670      5,705,528
    01/01/2012 to 12/31/2012.........  $10.44670    $11.18028      9,414,126
    01/01/2013 to 12/31/2013.........  $11.18028    $10.74438      9,411,995
    01/01/2014 to 12/31/2014.........  $10.74438    $10.96377      8,213,489
 AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98922    $10.58499      4,586,837
    01/01/2011 to 12/31/2011.........  $10.58499    $10.46635     10,310,852
    01/01/2012 to 12/31/2012.........  $10.46635    $11.30921     16,150,559
    01/01/2013 to 12/31/2013.........  $11.30921    $12.09170     15,260,664
    01/01/2014 to 12/31/2014.........  $12.09170    $12.52144     14,101,630

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST PRUDENTIAL CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.01818    $10.06267         48,356
    01/01/2012 to 12/31/2012.........  $10.06267    $10.55146        348,835
    01/01/2013 to 12/31/2013.........  $10.55146    $10.09089        425,576
    01/01/2014 to 12/31/2014.........  $10.09089    $10.47775        498,444
 AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.96325    $11.49547      3,712,117
    01/01/2011 to 12/31/2011.........  $11.49547    $10.55499      5,954,130
    01/01/2012 to 12/31/2012.........  $10.55499    $11.66811     10,641,823
    01/01/2013 to 12/31/2013.........  $11.66811    $13.36799     11,234,481
    01/01/2014 to 12/31/2014.........  $13.36799    $14.29091     11,027,596
 AST QMA US EQUITY ALPHA PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99826    $10.87869         60,348
    01/01/2011 to 12/31/2011.........  $10.87869    $11.01886        118,986
    01/01/2012 to 12/31/2012.........  $11.01886    $12.81560        223,207
    01/01/2013 to 12/31/2013.........  $12.81560    $16.61507        238,283
    01/01/2014 to 12/31/2014.........  $16.61507    $19.06605        315,106
 AST QUANTITATIVE MODELING PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99826    $ 8.87255              0
    01/01/2012 to 12/31/2012.........  $ 8.87255    $ 9.82884              0
    01/01/2013 to 12/31/2013.........  $ 9.82884    $11.77773              0
    01/01/2014 to 12/31/2014.........  $11.77773    $12.27998              0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST RCM WORLD TRENDS PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98731    $10.77337      3,202,539
    01/01/2011 to 12/31/2011.........  $10.77337    $10.35589      6,297,134
    01/01/2012 to 12/31/2012.........  $10.35589    $11.18047     11,013,705
    01/01/2013 to 12/31/2013.........  $11.18047    $12.30719     11,015,991
    01/01/2014 to 12/31/2014.........  $12.30719    $12.66800     10,238,199
 AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97751    $10.96058      2,624,296
    01/01/2011 to 12/31/2011.........  $10.96058    $10.47443      4,135,424
    01/01/2012 to 12/31/2012.........  $10.47443    $11.88484      7,137,505
    01/01/2013 to 12/31/2013.........  $11.88484    $13.73656      7,789,218
    01/01/2014 to 12/31/2014.........  $13.73656    $14.17862      7,678,745
 AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98214    $10.75257      4,337,624
    01/01/2011 to 12/31/2011.........  $10.75257    $10.17124      6,785,307
    01/01/2012 to 12/31/2012.........  $10.17124    $11.06628      9,359,655
    01/01/2013 to 12/31/2013.........  $11.06628    $12.39404      9,319,368
    01/01/2014 to 12/31/2014.........  $12.39404    $12.50220      8,159,713
 AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO
 FORMERLY, AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97159    $12.14387        134,008
    01/01/2011 to 12/31/2011.........  $12.14387    $10.33026        272,000
    01/01/2012 to 12/31/2012.........  $10.33026    $12.14309        472,973
    01/01/2013 to 12/31/2013.........  $12.14309    $16.73995        485,972
    01/01/2014 to 12/31/2014.........  $16.73995    $17.19813        441,793

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST SMALL-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.96064    $12.60328        196,458
    01/01/2011 to 12/31/2011.........  $12.60328    $12.21817        299,003
    01/01/2012 to 12/31/2012.........  $12.21817    $13.41755        577,925
    01/01/2013 to 12/31/2013.........  $13.41755    $17.75618        609,853
    01/01/2014 to 12/31/2014.........  $17.75618    $18.04719        496,075
 AST SMALL-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.96407    $11.45416        105,127
    01/01/2011 to 12/31/2011.........  $11.45416    $10.54377        159,251
    01/01/2012 to 12/31/2012.........  $10.54377    $12.19664        281,664
    01/01/2013 to 12/31/2013.........  $12.19664    $16.40654        310,561
    01/01/2014 to 12/31/2014.........  $16.40654    $16.90814        275,770
 AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99195    $10.68099      4,889,068
    01/01/2011 to 12/31/2011.........  $10.68099    $10.66444     10,210,336
    01/01/2012 to 12/31/2012.........  $10.66444    $11.84920     20,138,252
    01/01/2013 to 12/31/2013.........  $11.84920    $13.55300     20,387,641
    01/01/2014 to 12/31/2014.........  $13.55300    $14.04852     19,676,026
 AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98560    $10.52650        182,870
    01/01/2011 to 12/31/2011.........  $10.52650    $10.13681        224,532
    01/01/2012 to 12/31/2012.........  $10.13681    $11.63543        624,212
    01/01/2013 to 12/31/2013.........  $11.63543    $14.77261        719,417
    01/01/2014 to 12/31/2014.........  $14.77261    $15.54229        789,147

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97083    $11.12457       438,944
    01/01/2011 to 12/31/2011.........  $11.12457    $10.70663       741,977
    01/01/2012 to 12/31/2012.........  $10.70663    $12.32438     1,368,551
    01/01/2013 to 12/31/2013.........  $12.32438    $17.37774     1,413,534
    01/01/2014 to 12/31/2014.........  $17.37774    $18.43263     1,374,787
 AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.85951    $11.46379       573,055
    01/01/2011 to 12/31/2011.........  $11.46379    $ 9.54897       868,367
    01/01/2012 to 12/31/2012.........  $ 9.54897    $ 9.68622     1,414,997
    01/01/2013 to 12/31/2013.........  $ 9.68622    $10.94133     1,407,132
    01/01/2014 to 12/31/2014.........  $10.94133    $ 9.81585     1,377,339
 AST TEMPLETON GLOBAL BOND PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97994    $10.29998       205,208
    01/01/2011 to 12/31/2011.........  $10.29998    $10.49994       382,952
    01/01/2012 to 12/31/2012.........  $10.49994    $10.81629       574,782
    01/01/2013 to 12/31/2013.........  $10.81629    $10.19168       601,580
    01/01/2014 to 12/31/2014.........  $10.19168    $10.03320       566,789

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99826    $ 8.81016       931,127
    01/01/2012 to 12/31/2012.........  $ 8.81016    $ 9.57427     2,504,847
    01/01/2013 to 12/31/2013.........  $ 9.57427    $11.29515     3,282,509
    01/01/2014 to 12/31/2014.........  $11.29515    $11.66673     3,551,805
 AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99826    $10.38898       637,730
    01/01/2011 to 12/31/2011.........  $10.38898    $10.78389     1,103,783
    01/01/2012 to 12/31/2012.........  $10.78389    $11.38606     1,945,738
    01/01/2013 to 12/31/2013.........  $11.38606    $10.98046     2,105,634
    01/01/2014 to 12/31/2014.........  $10.98046    $11.52347     2,225,446
 FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
    03/15/2010 to 12/31/2010.........  $ 9.97078    $10.62883     4,071,144
    01/01/2011 to 12/31/2011.........  $10.62883    $10.23205     6,640,069
    01/01/2012 to 09/21/2012.........  $10.23205    $11.42516             0

* Denotes the start date of these sub-accounts

                          PREMIER RETIREMENT L SERIES

                         PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

        ACCUMULATION UNIT VALUES: WITH HD GRO II OR GRO PLUS II (2.30%)

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.96738    $10.76360     1,982,880
    01/01/2011 to 12/31/2011.........  $10.76360    $10.23677     1,624,541
    01/01/2012 to 12/31/2012.........  $10.23677    $11.25791     1,330,124
    01/01/2013 to 12/31/2013.........  $11.25791    $12.09609       955,571
    01/01/2014 to 12/31/2014.........  $12.09609    $12.26912       696,255
 AST ADVANCED STRATEGIES PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97807    $10.86903     1,426,285
    01/01/2011 to 12/31/2011.........  $10.86903    $10.63140     1,184,101
    01/01/2012 to 12/31/2012.........  $10.63140    $11.80420     1,178,277
    01/01/2013 to 12/31/2013.........  $11.80420    $13.44221       940,524
    01/01/2014 to 12/31/2014.........  $13.44221    $13.93521       645,641
 AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $10.00660    $10.76424        26,833
    01/01/2011 to 12/31/2011.........  $10.76424    $10.89267        18,422
    01/01/2012 to 05/04/2012.........  $10.89267    $11.80858             0
 AST BALANCED ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98834    $10.72203     2,364,506
    01/01/2011 to 12/31/2011.........  $10.72203    $10.34844     1,461,557
    01/01/2012 to 12/31/2012.........  $10.34844    $11.37141     1,327,342
    01/01/2013 to 12/31/2013.........  $11.37141    $13.07048     1,084,043
    01/01/2014 to 12/31/2014.........  $13.07048    $13.60269       793,257

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99809    $ 9.12620        16,940
    01/01/2012 to 12/31/2012.........  $ 9.12620    $ 9.97667        55,542
    01/01/2013 to 12/31/2013.........  $ 9.97667    $10.80518        57,583
    01/01/2014 to 12/31/2014.........  $10.80518    $11.07340        27,998
 AST BLACKROCK ISHARES ETF PORTFOLIO
    04/29/2013* to 12/31/2013........  $ 9.99809    $10.45288         5,933
    01/01/2014 to 12/31/2014.........  $10.45288    $10.57783         6,021
 AST BOND PORTFOLIO 2017
    03/15/2010 to 12/31/2010.........  $ 9.99809    $10.55604       209,230
    01/01/2011 to 12/31/2011.........  $10.55604    $11.49032     5,005,426
    01/01/2012 to 12/31/2012.........  $11.49032    $11.80030     4,468,226
    01/01/2013 to 12/31/2013.........  $11.80030    $11.29161     2,537,799
    01/01/2014 to 12/31/2014.........  $11.29161    $11.18955     1,768,200
 AST BOND PORTFOLIO 2018
    03/15/2010 to 12/31/2010.........  $10.00679    $10.59877             0
    01/01/2011 to 12/31/2011.........  $10.59877    $11.76169     5,716,416
    01/01/2012 to 12/31/2012.........  $11.76169    $12.14766     5,241,794
    01/01/2013 to 12/31/2013.........  $12.14766    $11.49527     2,711,682
    01/01/2014 to 12/31/2014.........  $11.49527    $11.52978     1,962,192
 AST BOND PORTFOLIO 2019
    03/15/2010 to 12/31/2010.........  $ 9.99809    $10.60163             0
    01/01/2011 to 12/31/2011.........  $10.60163    $12.01278             0
    01/01/2012 to 12/31/2012.........  $12.01278    $12.42372       647,618
    01/01/2013 to 12/31/2013.........  $12.42372    $11.55152       396,527
    01/01/2014 to 12/31/2014.........  $11.55152    $11.76707       149,647

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST BOND PORTFOLIO 2020
    03/15/2010 to 12/31/2010.........  $10.00891    $10.63229             0
    01/01/2011 to 12/31/2011.........  $10.63229    $12.32822        18,382
    01/01/2012 to 12/31/2012.........  $12.32822    $12.80538         2,953
    01/01/2013 to 12/31/2013.........  $12.80538    $11.69563       856,375
    01/01/2014 to 12/31/2014.........  $11.69563    $12.13039       668,353
 AST BOND PORTFOLIO 2021
    03/15/2010 to 12/31/2010.........  $10.00784    $10.73369             0
    01/01/2011 to 12/31/2011.........  $10.73369    $12.61630     3,859,454
    01/01/2012 to 12/31/2012.........  $12.61630    $13.16317     3,570,965
    01/01/2013 to 12/31/2013.........  $13.16317    $11.96003     1,878,838
    01/01/2014 to 12/31/2014.........  $11.96003    $12.58253     2,162,451
 AST BOND PORTFOLIO 2022
    01/03/2011* to 12/31/2011........  $ 9.99809    $11.95962     1,120,790
    01/01/2012 to 12/31/2012.........  $11.95962    $12.36732     1,828,179
    01/01/2013 to 12/31/2013.........  $12.36732    $10.90536     1,447,347
    01/01/2014 to 12/31/2014.........  $10.90536    $11.75937       812,449
 AST BOND PORTFOLIO 2023
    01/03/2012* to 12/31/2012........  $ 9.99746    $10.34590       257,143
    01/01/2013 to 12/31/2013.........  $10.34590    $ 9.07699     3,160,323
    01/01/2014 to 12/31/2014.........  $ 9.07699    $ 9.98740     1,234,695
 AST BOND PORTFOLIO 2024
    01/02/2013* to 12/31/2013........  $ 9.99873    $ 8.70488       473,545
    01/01/2014 to 12/31/2014.........  $ 8.70488    $ 9.74562       897,728
 AST BOND PORTFOLIO 2025
    01/02/2014* to 12/31/2014........  $ 9.99873    $11.24540       254,897

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST BOSTON PARTNERS LARGE-CAP VALUE PORTFOLIO
 FORMERLY, AST JENNISON LARGE-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97125    $10.53223        40,112
    01/01/2011 to 12/31/2011.........  $10.53223    $ 9.68613        18,370
    01/01/2012 to 12/31/2012.........  $ 9.68613    $10.71530        15,095
    01/01/2013 to 12/31/2013.........  $10.71530    $13.75930        10,228
    01/01/2014 to 12/31/2014.........  $13.75930    $14.82283        12,421
 AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97725    $10.80239     2,173,767
    01/01/2011 to 12/31/2011.........  $10.80239    $10.29819     1,486,802
    01/01/2012 to 12/31/2012.........  $10.29819    $11.44169     1,337,502
    01/01/2013 to 12/31/2013.........  $11.44169    $13.71394     1,360,711
    01/01/2014 to 12/31/2014.........  $13.71394    $14.33579     1,272,897
 AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
    02/25/2013* to 12/31/2013........  $ 9.99809    $11.59720         9,115
    01/01/2014 to 12/31/2014.........  $11.59720    $12.87257         4,627
 AST COHEN & STEERS REALTY PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.95948    $11.75243        51,593
    01/01/2011 to 12/31/2011.........  $11.75243    $12.23924        33,996
    01/01/2012 to 12/31/2012.........  $12.23924    $13.79249        84,179
    01/01/2013 to 12/31/2013.........  $13.79249    $13.89752        71,435
    01/01/2014 to 12/31/2014.........  $13.89752    $17.77560        35,695
 AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
    04/29/2013* to 12/31/2013........  $ 9.99809    $ 9.64568         4,745
    01/01/2014 to 12/31/2014.........  $ 9.64568    $ 9.90467         3,411

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST FI PYRAMIS QUANTITATIVE PORTFOLIO
 FORMERLY, AST FIRST TRUST BALANCED TARGET PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97557    $10.98381     1,466,091
    01/01/2011 to 12/31/2011.........  $10.98381    $10.57010     1,058,162
    01/01/2012 to 12/31/2012.........  $10.57010    $11.42496       967,785
    01/01/2013 to 12/31/2013.........  $11.42496    $12.80989       817,178
    01/01/2014 to 12/31/2014.........  $12.80989    $12.90966       445,867
 AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99809    $10.85057       309,670
    01/01/2011 to 12/31/2011.........  $10.85057    $10.33928       188,650
    01/01/2012 to 12/31/2012.........  $10.33928    $11.47849       172,015
    01/01/2013 to 12/31/2013.........  $11.47849    $13.37038       170,139
    01/01/2014 to 12/31/2014.........  $13.37038    $13.80990       128,723
 AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
    04/30/2012* to 12/31/2012........  $ 9.99809    $10.69999       774,895
    01/01/2013 to 12/31/2013.........  $10.69999    $13.01231       586,038
    01/01/2014 to 12/31/2014.........  $13.01231    $13.11702       393,545
 AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
    04/29/2013* to 12/31/2013........  $ 9.99809    $10.76783        92,607
    01/01/2014 to 12/31/2014.........  $10.76783    $10.78945        91,587
 AST GLOBAL REAL ESTATE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.96976    $11.51275        20,879
    01/01/2011 to 12/31/2011.........  $11.51275    $10.68145        12,375
    01/01/2012 to 12/31/2012.........  $10.68145    $13.23265        11,547
    01/01/2013 to 12/31/2013.........  $13.23265    $13.49041        13,629
    01/01/2014 to 12/31/2014.........  $13.49041    $15.01538        14,908

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $10.01809    $10.75038       43,809
    01/01/2011 to 12/31/2011.........  $10.75038    $10.08777       22,459
    01/01/2012 to 12/31/2012.........  $10.08777    $11.80336       19,913
    01/01/2013 to 12/31/2013.........  $11.80336    $14.96141       17,694
    01/01/2014 to 02/07/2014.........  $14.96141    $14.70842            0
 AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99134    $10.73491       62,866
    01/01/2011 to 12/31/2011.........  $10.73491    $ 9.90949       26,852
    01/01/2012 to 12/31/2012.........  $ 9.90949    $11.58529       21,649
    01/01/2013 to 12/31/2013.........  $11.58529    $15.11560       24,250
    01/01/2014 to 12/31/2014.........  $15.11560    $16.70734       25,237
 AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $10.01941    $11.38383       87,362
    01/01/2011 to 12/31/2011.........  $11.38383    $10.79120       46,970
    01/01/2012 to 12/31/2012.........  $10.79120    $12.61054       39,264
    01/01/2013 to 12/31/2013.........  $12.61054    $16.28679       39,588
    01/01/2014 to 12/31/2014.........  $16.28679    $17.74638       42,790
 AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98783    $10.67177      300,563
    01/01/2011 to 12/31/2011.........  $10.67177    $10.37382      209,744
    01/01/2012 to 12/31/2012.........  $10.37382    $11.16148      189,782
    01/01/2013 to 12/31/2013.........  $11.16148    $11.97581      130,100
    01/01/2014 to 12/31/2014.........  $11.97581    $12.17331      116,905
 AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.96472    $11.45866       56,975
    01/01/2011 to 12/31/2011.........  $11.45866    $11.34127       33,845
    01/01/2012 to 12/31/2012.........  $11.34127    $12.81851       85,604
    01/01/2013 to 12/31/2013.........  $12.81851    $17.38469      152,825
    01/01/2014 to 12/31/2014.........  $17.38469    $18.20742      230,703

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST HERNDON LARGE-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98570    $10.63879       10,405
    01/01/2011 to 12/31/2011.........  $10.63879    $10.34328        8,991
    01/01/2012 to 12/31/2012.........  $10.34328    $11.45924       14,659
    01/01/2013 to 12/31/2013.........  $11.45924    $15.07276       66,800
    01/01/2014 to 12/31/2014.........  $15.07276    $14.95546       77,872
 AST HIGH YIELD PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98406    $10.73309       45,845
    01/01/2011 to 12/31/2011.........  $10.73309    $10.81948       55,106
    01/01/2012 to 12/31/2012.........  $10.81948    $12.03683       65,235
    01/01/2013 to 12/31/2013.........  $12.03683    $12.60442       25,152
    01/01/2014 to 12/31/2014.........  $12.60442    $12.62960       23,037
 AST INTERNATIONAL GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.92892    $11.22607       20,551
    01/01/2011 to 12/31/2011.........  $11.22607    $ 9.55062       16,008
    01/01/2012 to 12/31/2012.........  $ 9.55062    $11.23108       13,338
    01/01/2013 to 12/31/2013.........  $11.23108    $13.06392       10,499
    01/01/2014 to 12/31/2014.........  $13.06392    $12.05820       11,425
 AST INTERNATIONAL VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.92879    $10.76596       59,646
    01/01/2011 to 12/31/2011.........  $10.76596    $ 9.19856       29,045
    01/01/2012 to 12/31/2012.........  $ 9.19856    $10.48534       22,184
    01/01/2013 to 12/31/2013.........  $10.48534    $12.23853       46,321
    01/01/2014 to 12/31/2014.........  $12.23853    $11.15543       32,788
 AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97632    $10.84209      324,591
    01/01/2011 to 12/31/2011.........  $10.84209    $10.53278      217,080
    01/01/2012 to 12/31/2012.........  $10.53278    $11.68784      172,026
    01/01/2013 to 12/31/2013.........  $11.68784    $13.27832      113,065
    01/01/2014 to 12/31/2014.........  $13.27832    $13.79866      102,221

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.92144    $10.52888       41,928
    01/01/2011 to 12/31/2011.........  $10.52888    $ 9.34567       21,558
    01/01/2012 to 12/31/2012.........  $ 9.34567    $11.13086       20,843
    01/01/2013 to 12/31/2013.........  $11.13086    $12.54532       18,447
    01/01/2014 to 12/31/2014.........  $12.54532    $11.47656       15,955
 AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99809    $10.55869      328,331
    01/01/2011 to 12/31/2011.........  $10.55869    $10.34036      191,622
    01/01/2012 to 12/31/2012.........  $10.34036    $11.18508      172,799
    01/01/2013 to 12/31/2013.........  $11.18508    $12.13349      137,547
    01/01/2014 to 12/31/2014.........  $12.13349    $12.50029       79,933
 AST JENNISON LARGE-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97094    $10.74695       27,515
    01/01/2011 to 12/31/2011.........  $10.74695    $10.56966        9,400
    01/01/2012 to 12/31/2012.........  $10.56966    $11.89459        9,717
    01/01/2013 to 12/31/2013.........  $11.89459    $15.86218        4,863
    01/01/2014 to 12/31/2014.........  $15.86218    $16.97024        4,849
 AST LARGE-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99007    $10.58960       11,944
    01/01/2011 to 12/31/2011.........  $10.58960    $ 9.91346        6,827
    01/01/2012 to 12/31/2012.........  $ 9.91346    $11.32062        9,733
    01/01/2013 to 12/31/2013.........  $11.32062    $15.46916       21,107
    01/01/2014 to 12/31/2014.........  $15.46916    $17.19095       15,998
 AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99219    $11.27468       47,226
    01/01/2011 to 12/31/2011.........  $11.27468    $10.91510       27,111
    01/01/2012 to 12/31/2012.........  $10.91510    $11.97169       25,846
    01/01/2013 to 12/31/2013.........  $11.97169    $15.97874       14,177
    01/01/2014 to 12/31/2014.........  $15.97874    $17.26455       26,576

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98826    $10.79204       62,889
    01/01/2011 to 12/31/2011.........  $10.79204    $11.61675       55,271
    01/01/2012 to 12/31/2012.........  $11.61675    $12.02209       73,194
    01/01/2013 to 12/31/2013.........  $12.02209    $11.51061       50,759
    01/01/2014 to 12/31/2014.........  $11.51061    $11.96438       46,785
 AST MFS GLOBAL EQUITY PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98722    $10.86514       54,255
    01/01/2011 to 12/31/2011.........  $10.86514    $10.28312       47,905
    01/01/2012 to 12/31/2012.........  $10.28312    $12.36479       50,071
    01/01/2013 to 12/31/2013.........  $12.36479    $15.41885      515,310
    01/01/2014 to 12/31/2014.........  $15.41885    $15.61113      719,675
 AST MFS GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99809    $10.84075       13,556
    01/01/2011 to 12/31/2011.........  $10.84075    $10.52884       10,363
    01/01/2012 to 12/31/2012.........  $10.52884    $12.04371       12,800
    01/01/2013 to 12/31/2013.........  $12.04371    $16.08596       20,550
    01/01/2014 to 12/31/2014.........  $16.08596    $17.08490       19,721
 AST MFS LARGE-CAP VALUE PORTFOLIO
    08/20/2012* to 12/31/2012........  $ 9.99809    $10.17167          153
    01/01/2013 to 12/31/2013.........  $10.17167    $13.36678       22,155
    01/01/2014 to 12/31/2014.........  $13.36678    $14.39378       18,108
 AST MID-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98835    $11.46980       43,801
    01/01/2011 to 12/31/2011.........  $11.46980    $10.81966       32,102
    01/01/2012 to 12/31/2012.........  $10.81966    $12.51658       35,546
    01/01/2013 to 12/31/2013.........  $12.51658    $16.19288       32,162
    01/01/2014 to 12/31/2014.........  $16.19288    $18.18867       30,313

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST MONEY MARKET PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99809    $ 9.81590      264,690
    01/01/2011 to 12/31/2011.........  $ 9.81590    $ 9.59256      229,144
    01/01/2012 to 12/31/2012.........  $ 9.59256    $ 9.37229       49,789
    01/01/2013 to 12/31/2013.........  $ 9.37229    $ 9.15665       25,324
    01/01/2014 to 12/31/2014.........  $ 9.15665    $ 8.94614       37,101
 AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99064    $11.20328       55,297
    01/01/2011 to 12/31/2011.........  $11.20328    $10.67411       32,189
    01/01/2012 to 12/31/2012.........  $10.67411    $12.21442       32,995
    01/01/2013 to 12/31/2013.........  $12.21442    $16.94666       84,576
    01/01/2014 to 12/31/2014.........  $16.94666    $18.91641       57,586
 AST NEUBERGER BERMAN CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.02800    $10.05926          275
    01/01/2012 to 12/31/2012.........  $10.05926    $10.30632       15,035
    01/01/2013 to 12/31/2013.........  $10.30632    $ 9.78401        3,812
    01/01/2014 to 12/31/2014.........  $ 9.78401    $10.05132       11,894
 AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.95838    $11.89091       46,144
    01/01/2011 to 12/31/2011.........  $11.89091    $11.81371       33,114
    01/01/2012 to 12/31/2012.........  $11.81371    $12.97081       86,064
    01/01/2013 to 12/31/2013.........  $12.97081    $16.80520      378,365
    01/01/2014 to 12/31/2014.........  $16.80520    $17.72217      515,160
 AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97251    $11.39598       17,367
    01/01/2011 to 04/29/2011.........  $11.39598    $12.75479            0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
    04/30/2012* to 12/31/2012........  $ 9.99809    $10.27736        20,434
    01/01/2013 to 12/31/2013.........  $10.27736    $11.94018        53,780
    01/01/2014 to 12/31/2014.........  $11.94018    $12.26499        12,446
 AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.93856    $11.64283       117,680
    01/01/2011 to 12/31/2011.........  $11.64283    $ 9.06934        70,061
    01/01/2012 to 12/31/2012.........  $ 9.06934    $10.44909        56,779
    01/01/2013 to 12/31/2013.........  $10.44909    $10.23152        51,495
    01/01/2014 to 12/31/2014.........  $10.23152    $ 9.52798        44,431
 AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    03/15/2010 to 12/31/2010.........  $10.00751    $10.05274       127,840
    01/01/2011 to 12/31/2011.........  $10.05274    $10.04285       173,864
    01/01/2012 to 12/31/2012.........  $10.04285    $10.27228        74,789
    01/01/2013 to 12/31/2013.........  $10.27228    $ 9.81790       241,886
    01/01/2014 to 12/31/2014.........  $ 9.81790    $ 9.58291       313,590
 AST PIMCO TOTAL RETURN BOND PORTFOLIO
    03/15/2010 to 12/31/2010.........  $10.00643    $10.32475       904,921
    01/01/2011 to 12/31/2011.........  $10.32475    $10.40836       596,566
    01/01/2012 to 12/31/2012.........  $10.40836    $11.11653       610,011
    01/01/2013 to 12/31/2013.........  $11.11653    $10.66129       478,791
    01/01/2014 to 12/31/2014.........  $10.66129    $10.85686       415,361
 AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98905    $10.56757     1,848,364
    01/01/2011 to 12/31/2011.........  $10.56757    $10.42777     1,513,061
    01/01/2012 to 12/31/2012.........  $10.42777    $11.24445     1,286,079
    01/01/2013 to 12/31/2013.........  $11.24445    $11.99793       728,449
    01/01/2014 to 12/31/2014.........  $11.99793    $12.39894       756,319

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST PRUDENTIAL CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.01801    $10.05915          398
    01/01/2012 to 12/31/2012.........  $10.05915    $10.52610       18,678
    01/01/2013 to 12/31/2013.........  $10.52610    $10.04606       48,013
    01/01/2014 to 12/31/2014.........  $10.04606    $10.40988       48,585
 AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.96308    $11.47648      795,562
    01/01/2011 to 12/31/2011.........  $11.47648    $10.51610      600,412
    01/01/2012 to 12/31/2012.........  $10.51610    $11.60136      690,467
    01/01/2013 to 12/31/2013.........  $11.60136    $13.26440      320,294
    01/01/2014 to 12/31/2014.........  $13.26440    $14.15124      263,203
 AST QMA US EQUITY ALPHA PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99809    $10.86080       16,287
    01/01/2011 to 12/31/2011.........  $10.86080    $10.97830        7,562
    01/01/2012 to 12/31/2012.........  $10.97830    $12.74231        7,541
    01/01/2013 to 12/31/2013.........  $12.74231    $16.48642        7,527
    01/01/2014 to 12/31/2014.........  $16.48642    $18.87993        7,278
 AST QUANTITATIVE MODELING PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99809    $ 8.86034            0
    01/01/2012 to 12/31/2012.........  $ 8.86034    $ 9.79521            0
    01/01/2013 to 12/31/2013.........  $ 9.79521    $11.71340            0
    01/01/2014 to 12/31/2014.........  $11.71340    $12.18789            0
 AST RCM WORLD TRENDS PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98715    $10.75566      380,072
    01/01/2011 to 12/31/2011.........  $10.75566    $10.31779      266,575
    01/01/2012 to 12/31/2012.........  $10.31779    $11.11657      238,332
    01/01/2013 to 12/31/2013.........  $11.11657    $12.21187      138,116
    01/01/2014 to 12/31/2014.........  $12.21187    $12.54429      155,391

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97734    $10.94264       619,521
    01/01/2011 to 12/31/2011.........  $10.94264    $10.43605       223,639
    01/01/2012 to 12/31/2012.........  $10.43605    $11.81699       267,883
    01/01/2013 to 12/31/2013.........  $11.81699    $13.63029       308,978
    01/01/2014 to 12/31/2014.........  $13.63029    $14.04024       250,397
 AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98197    $10.73491     2,018,421
    01/01/2011 to 12/31/2011.........  $10.73491    $10.13379     1,577,561
    01/01/2012 to 12/31/2012.........  $10.13379    $11.00305     1,483,179
    01/01/2013 to 12/31/2013.........  $11.00305    $12.29802     1,011,989
    01/01/2014 to 12/31/2014.........  $12.29802    $12.37990       510,995
 AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO
 FORMERLY, AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97142    $12.12383        23,209
    01/01/2011 to 12/31/2011.........  $12.12383    $10.29217        28,282
    01/01/2012 to 12/31/2012.........  $10.29217    $12.07351        26,717
    01/01/2013 to 12/31/2013.........  $12.07351    $16.61005        32,442
    01/01/2014 to 12/31/2014.........  $16.61005    $17.02978        28,832
 AST SMALL-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.96047    $12.58259        21,297
    01/01/2011 to 12/31/2011.........  $12.58259    $12.17325        15,339
    01/01/2012 to 12/31/2012.........  $12.17325    $13.34082        12,061
    01/01/2013 to 12/31/2013.........  $13.34082    $17.61871        10,437
    01/01/2014 to 12/31/2014.........  $17.61871    $17.87086         8,732
 AST SMALL-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.96390    $11.43543        23,651
    01/01/2011 to 12/31/2011.........  $11.43543    $10.50502        22,275
    01/01/2012 to 12/31/2012.........  $10.50502    $12.12694        18,090
    01/01/2013 to 12/31/2013.........  $12.12694    $16.27955        33,124
    01/01/2014 to 12/31/2014.........  $16.27955    $16.74311        25,788

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99178    $10.66346     1,234,468
    01/01/2011 to 12/31/2011.........  $10.66346    $10.62519       946,974
    01/01/2012 to 12/31/2012.........  $10.62519    $11.78150       921,311
    01/01/2013 to 12/31/2013.........  $11.78150    $13.44819       780,220
    01/01/2014 to 12/31/2014.........  $13.44819    $13.91148       643,693
 AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98543    $10.50910        19,588
    01/01/2011 to 12/31/2011.........  $10.50910    $10.09939         9,326
    01/01/2012 to 12/31/2012.........  $10.09939    $11.56886        13,720
    01/01/2013 to 12/31/2013.........  $11.56886    $14.65825        28,681
    01/01/2014 to 12/31/2014.........  $14.65825    $15.39059        15,918
 AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97067    $11.10634        72,362
    01/01/2011 to 12/31/2011.........  $11.10634    $10.66740        42,986
    01/01/2012 to 12/31/2012.........  $10.66740    $12.25406        41,747
    01/01/2013 to 12/31/2013.........  $12.25406    $17.24330       379,011
    01/01/2014 to 12/31/2014.........  $17.24330    $18.25254       444,693
 AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.85934    $11.44494        97,346
    01/01/2011 to 12/31/2011.........  $11.44494    $ 9.51383        65,186
    01/01/2012 to 12/31/2012.........  $ 9.51383    $ 9.63079        68,278
    01/01/2013 to 12/31/2013.........  $ 9.63079    $10.85645        50,495
    01/01/2014 to 12/31/2014.........  $10.85645    $ 9.71986        43,335
 AST TEMPLETON GLOBAL BOND PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97977    $10.28297       101,755
    01/01/2011 to 12/31/2011.........  $10.28297    $10.46127        71,038
    01/01/2012 to 12/31/2012.........  $10.46127    $10.75435        69,459
    01/01/2013 to 12/31/2013.........  $10.75435    $10.11257        43,267
    01/01/2014 to 12/31/2014.........  $10.11257    $ 9.93498        37,143

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99809    $ 8.79804        15,946
    01/01/2012 to 12/31/2012.........  $ 8.79804    $ 9.54156        32,367
    01/01/2013 to 12/31/2013.........  $ 9.54156    $11.23346       131,267
    01/01/2014 to 12/31/2014.........  $11.23346    $11.57925       140,410
 AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99809    $10.37188       140,502
    01/01/2011 to 12/31/2011.........  $10.37188    $10.74432       108,923
    01/01/2012 to 12/31/2012.........  $10.74432    $11.32108        84,067
    01/01/2013 to 12/31/2013.........  $11.32108    $10.89550       619,967
    01/01/2014 to 12/31/2014.........  $10.89550    $11.41109       849,403
 FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
    03/15/2010 to 12/31/2010.........  $ 9.97062    $10.61120     1,139,575
    01/01/2011 to 12/31/2011.........  $10.61120    $10.19426       827,152
    01/01/2012 to 09/21/2012.........  $10.19426    $11.36598             0

* Denotes the start date of these sub-accounts

                          PREMIER RETIREMENT L SERIES

                         PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

            ACCUMULATION UNIT VALUES: WITH COMBO 5% AND HAV (2.50%)

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.96721    $10.74594      3,168,199
    01/01/2011 to 12/31/2011.........  $10.74594    $10.19913      5,312,554
    01/01/2012 to 12/31/2012.........  $10.19913    $11.19340      9,504,889
    01/01/2013 to 12/31/2013.........  $11.19340    $12.00218      8,744,452
    01/01/2014 to 12/31/2014.........  $12.00218    $12.14904      7,354,376
 AST ADVANCED STRATEGIES PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97790    $10.85124      2,066,972
    01/01/2011 to 12/31/2011.........  $10.85124    $10.59228      3,582,908
    01/01/2012 to 12/31/2012.........  $10.59228    $11.73662      6,621,491
    01/01/2013 to 12/31/2013.........  $11.73662    $13.33796      6,890,169
    01/01/2014 to 12/31/2014.........  $13.33796    $13.79880      6,756,839
 AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $10.00643    $10.74655        135,779
    01/01/2011 to 12/31/2011.........  $10.74655    $10.85258        244,195
    01/01/2012 to 05/04/2012.........  $10.85258    $11.75682              0
 AST BALANCED ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98817    $10.70435      3,024,354
    01/01/2011 to 12/31/2011.........  $10.70435    $10.31037      5,335,750
    01/01/2012 to 12/31/2012.........  $10.31037    $11.30641      9,362,386
    01/01/2013 to 12/31/2013.........  $11.30641    $12.96927     10,177,414
    01/01/2014 to 12/31/2014.........  $12.96927    $13.46968      9,972,304

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99792    $ 9.11369       966,229
    01/01/2012 to 12/31/2012.........  $ 9.11369    $ 9.94251     2,494,367
    01/01/2013 to 12/31/2013.........  $ 9.94251    $10.74607     2,593,787
    01/01/2014 to 12/31/2014.........  $10.74607    $10.99031     2,546,390
 AST BLACKROCK ISHARES ETF PORTFOLIO
    04/29/2013* to 12/31/2013........  $ 9.99792    $10.43826        68,467
    01/01/2014 to 12/31/2014.........  $10.43826    $10.54146       157,256
 AST BOSTON PARTNERS LARGE-CAP VALUE PORTFOLIO
 FORMERLY, AST JENNISON LARGE-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97109    $10.51485        70,424
    01/01/2011 to 12/31/2011.........  $10.51485    $ 9.65030        88,532
    01/01/2012 to 12/31/2012.........  $ 9.65030    $10.65373       157,625
    01/01/2013 to 12/31/2013.........  $10.65373    $13.65228       173,709
    01/01/2014 to 12/31/2014.........  $13.65228    $14.67751       156,186
 AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97709    $10.78471     2,669,164
    01/01/2011 to 12/31/2011.........  $10.78471    $10.26034     4,111,990
    01/01/2012 to 12/31/2012.........  $10.26034    $11.37620     6,344,645
    01/01/2013 to 12/31/2013.........  $11.37620    $13.60758     7,522,106
    01/01/2014 to 12/31/2014.........  $13.60758    $14.19549     7,482,482
 AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
    02/25/2013* to 12/31/2013........  $ 9.99792    $11.57690        57,158
    01/01/2014 to 12/31/2014.........  $11.57690    $12.82380       102,712
 AST COHEN & STEERS REALTY PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.95931    $11.73319       100,392
    01/01/2011 to 12/31/2011.........  $11.73319    $12.19447       256,852
    01/01/2012 to 12/31/2012.........  $12.19447    $13.71395       367,095
    01/01/2013 to 12/31/2013.........  $13.71395    $13.79006       377,327
    01/01/2014 to 12/31/2014.........  $13.79006    $17.60200       603,600

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
    04/29/2013* to 12/31/2013........  $ 9.99792    $ 9.63222        14,187
    01/01/2014 to 12/31/2014.........  $ 9.63222    $ 9.87058       124,139
 AST FI PYRAMIS QUANTITATIVE PORTFOLIO
 FORMERLY, AST FIRST TRUST BALANCED TARGET PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97540    $10.96577     1,470,856
    01/01/2011 to 12/31/2011.........  $10.96577    $10.53126     2,478,770
    01/01/2012 to 12/31/2012.........  $10.53126    $11.35951     4,366,099
    01/01/2013 to 12/31/2013.........  $11.35951    $12.71041     4,479,296
    01/01/2014 to 12/31/2014.........  $12.71041    $12.78317     4,086,762
 AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99792    $10.83272       690,375
    01/01/2011 to 12/31/2011.........  $10.83272    $10.30128     1,454,048
    01/01/2012 to 12/31/2012.........  $10.30128    $11.41283     2,907,257
    01/01/2013 to 12/31/2013.........  $11.41283    $13.26673     3,254,037
    01/01/2014 to 12/31/2014.........  $13.26673    $13.67489     3,082,831
 AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
    04/30/2012* to 12/31/2012........  $ 9.99793    $10.68521     5,885,936
    01/01/2013 to 12/31/2013.........  $10.68521    $12.96771     6,004,921
    01/01/2014 to 12/31/2014.........  $12.96771    $13.04533     5,515,684
 AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
    04/29/2013* to 12/31/2013........  $ 9.99792    $10.75277       314,237
    01/01/2014 to 12/31/2014.........  $10.75277    $10.75233       625,689
 AST GLOBAL REAL ESTATE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.96959    $11.49374        48,058
    01/01/2011 to 12/31/2011.........  $11.49374    $10.64213       103,180
    01/01/2012 to 12/31/2012.........  $10.64213    $13.15681       220,368
    01/01/2013 to 12/31/2013.........  $13.15681    $13.38553       200,289
    01/01/2014 to 12/31/2014.........  $13.38553    $14.86819       184,806

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $10.01792    $10.73263       112,600
    01/01/2011 to 12/31/2011.........  $10.73263    $10.05066       110,003
    01/01/2012 to 12/31/2012.........  $10.05066    $11.73583       319,507
    01/01/2013 to 12/31/2013.........  $11.73583    $14.84547       336,527
    01/01/2014 to 02/07/2014.........  $14.84547    $14.59132             0
 AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99117    $10.71724        55,236
    01/01/2011 to 12/31/2011.........  $10.71724    $ 9.87300       154,323
    01/01/2012 to 12/31/2012.........  $ 9.87300    $11.51895       341,444
    01/01/2013 to 12/31/2013.........  $11.51895    $14.99825       452,806
    01/01/2014 to 12/31/2014.........  $14.99825    $16.54369       456,879
 AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $10.01924    $11.36526       195,230
    01/01/2011 to 12/31/2011.........  $11.36526    $10.75158       259,274
    01/01/2012 to 12/31/2012.........  $10.75158    $12.53837       524,272
    01/01/2013 to 12/31/2013.........  $12.53837    $16.16045       556,064
    01/01/2014 to 12/31/2014.........  $16.16045    $17.57285       502,080
 AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98766    $10.65412     1,130,285
    01/01/2011 to 12/31/2011.........  $10.65412    $10.33553     2,037,233
    01/01/2012 to 12/31/2012.........  $10.33553    $11.09753     3,227,747
    01/01/2013 to 12/31/2013.........  $11.09753    $11.88272     3,148,982
    01/01/2014 to 12/31/2014.........  $11.88272    $12.05390     2,953,384
 AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.96455    $11.43981       107,388
    01/01/2011 to 12/31/2011.........  $11.43981    $11.29951       220,920
    01/01/2012 to 12/31/2012.........  $11.29951    $12.74514       424,159
    01/01/2013 to 12/31/2013.........  $12.74514    $17.24984       662,067
    01/01/2014 to 12/31/2014.........  $17.24984    $18.02921       613,871

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST HERNDON LARGE-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98553    $10.62126         14,486
    01/01/2011 to 12/31/2011.........  $10.62126    $10.30521        117,354
    01/01/2012 to 12/31/2012.........  $10.30521    $11.39368        377,669
    01/01/2013 to 12/31/2013.........  $11.39368    $14.95594        370,065
    01/01/2014 to 12/31/2014.........  $14.95594    $14.80918        330,644
 AST HIGH YIELD PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98389    $10.71534        108,145
    01/01/2011 to 12/31/2011.........  $10.71534    $10.77948        264,859
    01/01/2012 to 12/31/2012.........  $10.77948    $11.96768        513,530
    01/01/2013 to 12/31/2013.........  $11.96768    $12.50636        434,296
    01/01/2014 to 12/31/2014.........  $12.50636    $12.50563        420,782
 AST INTERNATIONAL GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.92875    $11.20761         81,975
    01/01/2011 to 12/31/2011.........  $11.20761    $ 9.51555        138,881
    01/01/2012 to 12/31/2012.........  $ 9.51555    $11.16683        233,181
    01/01/2013 to 12/31/2013.........  $11.16683    $12.96255        217,193
    01/01/2014 to 12/31/2014.........  $12.96255    $11.94016        215,076
 AST INTERNATIONAL VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.92862    $10.74828         38,307
    01/01/2011 to 12/31/2011.........  $10.74828    $ 9.16472         85,107
    01/01/2012 to 12/31/2012.........  $ 9.16472    $10.42539        159,909
    01/01/2013 to 12/31/2013.........  $10.42539    $12.14361        164,671
    01/01/2014 to 12/31/2014.........  $12.14361    $11.04624        212,963
 AST INVESTMENT GRADE BOND PORTFOLIO
    03/15/2010 to 12/31/2010.........  $10.00615    $10.55365          1,007
    01/01/2011 to 12/31/2011.........  $10.55365    $11.57100     15,908,640
    01/01/2012 to 12/31/2012.........  $11.57100    $12.34183      7,711,282
    01/01/2013 to 12/31/2013.........  $12.34183    $11.65037      2,642,519
    01/01/2014 to 12/31/2014.........  $11.65037    $12.12359      3,183,076

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97616    $10.82431     1,099,034
    01/01/2011 to 12/31/2011.........  $10.82431    $10.49396     1,753,770
    01/01/2012 to 12/31/2012.........  $10.49396    $11.62101     3,166,754
    01/01/2013 to 12/31/2013.........  $11.62101    $13.17533     3,141,071
    01/01/2014 to 12/31/2014.........  $13.17533    $13.66355     2,886,337
 AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.92127    $10.51141       134,079
    01/01/2011 to 12/31/2011.........  $10.51141    $ 9.31111       330,939
    01/01/2012 to 12/31/2012.........  $ 9.31111    $11.06681       534,854
    01/01/2013 to 12/31/2013.........  $11.06681    $12.44777       548,685
    01/01/2014 to 12/31/2014.........  $12.44777    $11.36401       585,652
 AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99792    $10.54131       879,198
    01/01/2011 to 12/31/2011.........  $10.54131    $10.30219     1,765,156
    01/01/2012 to 12/31/2012.........  $10.30219    $11.12096     2,822,011
    01/01/2013 to 12/31/2013.........  $11.12096    $12.03924     2,793,284
    01/01/2014 to 12/31/2014.........  $12.03924    $12.37791     2,437,026
 AST JENNISON LARGE-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97077    $10.72925        54,303
    01/01/2011 to 12/31/2011.........  $10.72925    $10.53068       168,059
    01/01/2012 to 12/31/2012.........  $10.53068    $11.82624       281,543
    01/01/2013 to 12/31/2013.........  $11.82624    $15.73866       217,920
    01/01/2014 to 12/31/2014.........  $15.73866    $16.80365       239,994
 AST LARGE-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98991    $10.57218        72,893
    01/01/2011 to 12/31/2011.........  $10.57218    $ 9.87700       109,606
    01/01/2012 to 12/31/2012.........  $ 9.87700    $11.25587       156,022
    01/01/2013 to 12/31/2013.........  $11.25587    $15.34921       523,812
    01/01/2014 to 12/31/2014.........  $15.34921    $17.02271       584,502

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99202    $11.25614      129,101
    01/01/2011 to 12/31/2011.........  $11.25614    $10.87497      316,763
    01/01/2012 to 12/31/2012.........  $10.87497    $11.90320      378,125
    01/01/2013 to 12/31/2013.........  $11.90320    $15.85476      401,355
    01/01/2014 to 12/31/2014.........  $15.85476    $17.09549      685,620
 AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98810    $10.77417       54,540
    01/01/2011 to 12/31/2011.........  $10.77417    $11.57384      386,128
    01/01/2012 to 12/31/2012.........  $11.57384    $11.95312      912,246
    01/01/2013 to 12/31/2013.........  $11.95312    $11.42123      802,561
    01/01/2014 to 12/31/2014.........  $11.42123    $11.84718      949,799
 AST MFS GLOBAL EQUITY PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98705    $10.84729       96,989
    01/01/2011 to 12/31/2011.........  $10.84729    $10.24521      168,277
    01/01/2012 to 12/31/2012.........  $10.24521    $12.29404      399,337
    01/01/2013 to 12/31/2013.........  $12.29404    $15.29930      464,100
    01/01/2014 to 12/31/2014.........  $15.29930    $15.45829      465,717
 AST MFS GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99792    $10.82301       31,955
    01/01/2011 to 12/31/2011.........  $10.82301    $10.49012      115,760
    01/01/2012 to 12/31/2012.........  $10.49012    $11.97482      171,328
    01/01/2013 to 12/31/2013.........  $11.97482    $15.96126      232,862
    01/01/2014 to 12/31/2014.........  $15.96126    $16.91772      233,223
 AST MFS LARGE-CAP VALUE PORTFOLIO
    08/20/2012* to 12/31/2012........  $ 9.99793    $10.16395            0
    01/01/2013 to 12/31/2013.........  $10.16395    $13.32938       37,191
    01/01/2014 to 12/31/2014.........  $13.32938    $14.32398       78,085

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST MID-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98818    $11.45094       46,249
    01/01/2011 to 12/31/2011.........  $11.45094    $10.77975      122,194
    01/01/2012 to 12/31/2012.........  $10.77975    $12.44481      251,561
    01/01/2013 to 12/31/2013.........  $12.44481    $16.06699      309,229
    01/01/2014 to 12/31/2014.........  $16.06699    $18.01039      262,234
 AST MONEY MARKET PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99792    $ 9.79963      240,231
    01/01/2011 to 12/31/2011.........  $ 9.79963    $ 9.55729      586,829
    01/01/2012 to 12/31/2012.........  $ 9.55729    $ 9.31860      757,917
    01/01/2013 to 12/31/2013.........  $ 9.31860    $ 9.08573      583,899
    01/01/2014 to 12/31/2014.........  $ 9.08573    $ 8.85846      325,499
 AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99047    $11.18481       96,389
    01/01/2011 to 12/31/2011.........  $11.18481    $10.63473      298,251
    01/01/2012 to 12/31/2012.........  $10.63473    $12.14433      265,267
    01/01/2013 to 12/31/2013.........  $12.14433    $16.81500      621,907
    01/01/2014 to 12/31/2014.........  $16.81500    $18.73099      590,795
 AST NEUBERGER BERMAN CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.02783    $10.05571       15,306
    01/01/2012 to 12/31/2012.........  $10.05571    $10.28161      160,475
    01/01/2013 to 12/31/2013.........  $10.28161    $ 9.74048      154,361
    01/01/2014 to 12/31/2014.........  $ 9.74048    $ 9.98618      220,370
 AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.95821    $11.87131      103,932
    01/01/2011 to 12/31/2011.........  $11.87131    $11.77017      315,116
    01/01/2012 to 12/31/2012.........  $11.77017    $12.89647      376,767
    01/01/2013 to 12/31/2013.........  $12.89647    $16.67473      394,856
    01/01/2014 to 12/31/2014.........  $16.67473    $17.54855      415,955

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97234    $11.37708        37,293
    01/01/2011 to 04/29/2011.........  $11.37708    $12.72515             0
 AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
    04/30/2012* to 12/31/2012........  $ 9.99793    $10.26319       564,367
    01/01/2013 to 12/31/2013.........  $10.26319    $11.89948       719,958
    01/01/2014 to 12/31/2014.........  $11.89948    $12.19819       686,963
 AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.93840    $11.62364       303,179
    01/01/2011 to 12/31/2011.........  $11.62364    $ 9.03588       458,778
    01/01/2012 to 12/31/2012.........  $ 9.03588    $10.38913       720,023
    01/01/2013 to 12/31/2013.........  $10.38913    $10.15199       863,127
    01/01/2014 to 12/31/2014.........  $10.15199    $ 9.43461       851,629
 AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    03/15/2010 to 12/31/2010.........  $10.00734    $10.03627       128,681
    01/01/2011 to 12/31/2011.........  $10.03627    $10.00585       322,618
    01/01/2012 to 12/31/2012.........  $10.00585    $10.21324       447,370
    01/01/2013 to 12/31/2013.........  $10.21324    $ 9.74134       410,246
    01/01/2014 to 12/31/2014.........  $ 9.74134    $ 9.48868       382,275
 AST PIMCO TOTAL RETURN BOND PORTFOLIO
    03/15/2010 to 12/31/2010.........  $10.00627    $10.30774     2,062,808
    01/01/2011 to 12/31/2011.........  $10.30774    $10.36998     3,874,504
    01/01/2012 to 12/31/2012.........  $10.36998    $11.05282     6,716,225
    01/01/2013 to 12/31/2013.........  $11.05282    $10.57854     6,679,110
    01/01/2014 to 12/31/2014.........  $10.57854    $10.75044     5,138,327
 AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98889    $10.55026     2,668,235
    01/01/2011 to 12/31/2011.........  $10.55026    $10.38942     4,855,447
    01/01/2012 to 12/31/2012.........  $10.38942    $11.18009     8,340,103
    01/01/2013 to 12/31/2013.........  $11.18009    $11.90484     7,654,972
    01/01/2014 to 12/31/2014.........  $11.90484    $12.27757     6,881,597

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST PRUDENTIAL CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.01784    $10.05559        19,683
    01/01/2012 to 12/31/2012.........  $10.05559    $10.50075       311,041
    01/01/2013 to 12/31/2013.........  $10.50075    $10.00148       449,635
    01/01/2014 to 12/31/2014.........  $10.00148    $10.34246       811,754
 AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.96291    $11.45760     2,280,343
    01/01/2011 to 12/31/2011.........  $11.45760    $10.47734     3,316,610
    01/01/2012 to 12/31/2012.........  $10.47734    $11.53488     6,115,347
    01/01/2013 to 12/31/2013.........  $11.53488    $13.16135     5,761,446
    01/01/2014 to 12/31/2014.........  $13.16135    $14.01260     5,562,609
 AST QMA US EQUITY ALPHA PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99792    $10.84290        15,460
    01/01/2011 to 12/31/2011.........  $10.84290    $10.93775        64,604
    01/01/2012 to 12/31/2012.........  $10.93775    $12.66921       265,690
    01/01/2013 to 12/31/2013.........  $12.66921    $16.35823       271,283
    01/01/2014 to 12/31/2014.........  $16.35823    $18.69470       487,611
 AST QUANTITATIVE MODELING PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99792    $ 8.84823             0
    01/01/2012 to 12/31/2012.........  $ 8.84823    $ 9.76175             0
    01/01/2013 to 12/31/2013.........  $ 9.76175    $11.64951             0
    01/01/2014 to 12/31/2014.........  $11.64951    $12.09669             0
 AST RCM WORLD TRENDS PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98698    $10.73807     1,632,839
    01/01/2011 to 12/31/2011.........  $10.73807    $10.27988     2,395,603
    01/01/2012 to 12/31/2012.........  $10.27988    $11.05307     4,438,065
    01/01/2013 to 12/31/2013.........  $11.05307    $12.11739     4,314,013
    01/01/2014 to 12/31/2014.........  $12.11739    $12.42163     3,877,404

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97717    $10.92450     1,403,633
    01/01/2011 to 12/31/2011.........  $10.92450    $10.39736     2,301,703
    01/01/2012 to 12/31/2012.........  $10.39736    $11.74912     4,674,202
    01/01/2013 to 12/31/2013.........  $11.74912    $13.52431     4,966,681
    01/01/2014 to 12/31/2014.........  $13.52431    $13.90258     4,842,836
 AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98180    $10.71725     2,603,851
    01/01/2011 to 12/31/2011.........  $10.71725    $10.09644     3,899,550
    01/01/2012 to 12/31/2012.........  $10.09644    $10.94004     5,321,614
    01/01/2013 to 12/31/2013.........  $10.94004    $12.20262     5,309,739
    01/01/2014 to 12/31/2014.........  $12.20262    $12.25874     4,598,981
 AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO
 FORMERLY, AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97125    $12.10376        37,664
    01/01/2011 to 12/31/2011.........  $12.10376    $10.25411       140,281
    01/01/2012 to 12/31/2012.........  $10.25411    $12.00427       318,939
    01/01/2013 to 12/31/2013.........  $12.00427    $16.48121       235,163
    01/01/2014 to 12/31/2014.........  $16.48121    $16.86315       230,256
 AST SMALL-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.96030    $12.56192       110,444
    01/01/2011 to 12/31/2011.........  $12.56192    $12.12839       323,627
    01/01/2012 to 12/31/2012.........  $12.12839    $13.26441       355,869
    01/01/2013 to 12/31/2013.........  $13.26441    $17.48199       647,295
    01/01/2014 to 12/31/2014.........  $17.48199    $17.69586       541,704
 AST SMALL-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.96373    $11.41655        40,394
    01/01/2011 to 12/31/2011.........  $11.41655    $10.46622       112,477
    01/01/2012 to 12/31/2012.........  $10.46622    $12.05733       166,300
    01/01/2013 to 12/31/2013.........  $12.05733    $16.15306       271,808
    01/01/2014 to 12/31/2014.........  $16.15306    $16.57896       162,904

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99161    $10.64584     2,349,384
    01/01/2011 to 12/31/2011.........  $10.64584    $10.58599     3,968,019
    01/01/2012 to 12/31/2012.........  $10.58599    $11.71392     7,704,265
    01/01/2013 to 12/31/2013.........  $11.71392    $13.34375     8,319,543
    01/01/2014 to 12/31/2014.........  $13.34375    $13.77513     8,089,554
 AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98526    $10.49179        28,779
    01/01/2011 to 12/31/2011.........  $10.49179    $10.06229        87,008
    01/01/2012 to 12/31/2012.........  $10.06229    $11.50277       268,434
    01/01/2013 to 12/31/2013.........  $11.50277    $14.54461       583,721
    01/01/2014 to 12/31/2014.........  $14.54461    $15.23998       498,130
 AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97050    $11.08797       144,407
    01/01/2011 to 12/31/2011.........  $11.08797    $10.62798       371,711
    01/01/2012 to 12/31/2012.........  $10.62798    $12.18387       838,350
    01/01/2013 to 12/31/2013.........  $12.18387    $17.10953       870,186
    01/01/2014 to 12/31/2014.........  $17.10953    $18.07396       791,131
 AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.85917    $11.42614       237,518
    01/01/2011 to 12/31/2011.........  $11.42614    $ 9.47881       559,568
    01/01/2012 to 12/31/2012.........  $ 9.47881    $ 9.57572       871,186
    01/01/2013 to 12/31/2013.........  $ 9.57572    $10.77234       769,004
    01/01/2014 to 12/31/2014.........  $10.77234    $ 9.62468       732,898
 AST TEMPLETON GLOBAL BOND PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97960    $10.26595        77,418
    01/01/2011 to 12/31/2011.........  $10.26595    $10.42256       272,736
    01/01/2012 to 12/31/2012.........  $10.42256    $10.69263       459,684
    01/01/2013 to 12/31/2013.........  $10.69263    $10.03405       360,864
    01/01/2014 to 12/31/2014.........  $10.03405    $ 9.83760       352,268

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99792    $ 8.78594       713,280
    01/01/2012 to 12/31/2012.........  $ 8.78594    $ 9.50885     2,477,519
    01/01/2013 to 12/31/2013.........  $ 9.50885    $11.17208     2,937,880
    01/01/2014 to 12/31/2014.........  $11.17208    $11.49238     2,937,706
 AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99792    $10.35469       401,854
    01/01/2011 to 12/31/2011.........  $10.35469    $10.70460       851,190
    01/01/2012 to 12/31/2012.........  $10.70460    $11.25615     1,451,867
    01/01/2013 to 12/31/2013.........  $11.25615    $10.81090     1,500,107
    01/01/2014 to 12/31/2014.........  $10.81090    $11.29933     1,950,928
 FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
    03/15/2010 to 12/31/2010.........  $ 9.97045    $10.59386     2,086,116
    01/01/2011 to 12/31/2011.........  $10.59386    $10.15692     3,513,356
    01/01/2012 to 09/21/2012.........  $10.15692    $11.30762             0

* Denotes the start date of these sub-accounts

                          PREMIER RETIREMENT L SERIES

                         PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES: WITH HAV AND HD GRO II OR HAV AND GRO PLUS II (2.70%)

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.96704    $10.72802      170,769
    01/01/2011 to 12/31/2011.........  $10.72802    $10.16130       80,163
    01/01/2012 to 12/31/2012.........  $10.16130    $11.12891       71,250
    01/01/2013 to 12/31/2013.........  $11.12891    $11.90837       48,443
    01/01/2014 to 12/31/2014.........  $11.90837    $12.02921       36,354
 AST ADVANCED STRATEGIES PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97773    $10.83318      196,565
    01/01/2011 to 12/31/2011.........  $10.83318    $10.55300       97,519
    01/01/2012 to 12/31/2012.........  $10.55300    $11.66908       83,040
    01/01/2013 to 12/31/2013.........  $11.66908    $13.23395       76,665
    01/01/2014 to 12/31/2014.........  $13.23395    $13.66311       79,086
 AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $10.00626    $10.72883        1,559
    01/01/2011 to 12/31/2011.........  $10.72883    $10.81250          487
    01/01/2012 to 05/04/2012.........  $10.81250    $11.70512            0
 AST BALANCED ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98800    $10.68666      209,022
    01/01/2011 to 12/31/2011.........  $10.68666    $10.27226      133,796
    01/01/2012 to 12/31/2012.........  $10.27226    $11.24135      109,294
    01/01/2013 to 12/31/2013.........  $11.24135    $12.86823       82,660
    01/01/2014 to 12/31/2014.........  $12.86823    $13.33735       79,827

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99775    $ 9.10110          939
    01/01/2012 to 12/31/2012.........  $ 9.10110    $ 9.90840          732
    01/01/2013 to 12/31/2013.........  $ 9.90840    $10.68726       14,176
    01/01/2014 to 12/31/2014.........  $10.68726    $10.90769        7,846
 AST BLACKROCK ISHARES ETF PORTFOLIO
    04/29/2013* to 12/31/2013........  $ 9.99775    $10.42366           55
    01/01/2014 to 12/31/2014.........  $10.42366    $10.50520          176
 AST BOND PORTFOLIO 2017
    03/15/2010 to 12/31/2010.........  $ 9.99775    $10.52124       28,782
    01/01/2011 to 12/31/2011.........  $10.52124    $11.40570      637,381
    01/01/2012 to 12/31/2012.........  $11.40570    $11.66528      670,568
    01/01/2013 to 12/31/2013.........  $11.66528    $11.11669      504,810
    01/01/2014 to 12/31/2014.........  $11.11669    $10.97106      478,530
 AST BOND PORTFOLIO 2018
    03/15/2010 to 12/31/2010.........  $10.00645    $10.56381            0
    01/01/2011 to 12/31/2011.........  $10.56381    $11.67506      349,445
    01/01/2012 to 12/31/2012.........  $11.67506    $12.00863      398,872
    01/01/2013 to 12/31/2013.........  $12.00863    $11.31717      390,457
    01/01/2014 to 12/31/2014.........  $11.31717    $11.30480      312,886
 AST BOND PORTFOLIO 2019
    03/15/2010 to 12/31/2010.........  $ 9.99775    $10.56667            0
    01/01/2011 to 12/31/2011.........  $10.56667    $11.92426            0
    01/01/2012 to 12/31/2012.........  $11.92426    $12.28151       80,360
    01/01/2013 to 12/31/2013.........  $12.28151    $11.37247      118,755
    01/01/2014 to 12/31/2014.........  $11.37247    $11.53734      117,812

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST BOND PORTFOLIO 2020
    03/15/2010 to 12/31/2010.........  $10.00857    $10.59733            0
    01/01/2011 to 12/31/2011.........  $10.59733    $12.23769           59
    01/01/2012 to 12/31/2012.........  $12.23769    $12.65914            0
    01/01/2013 to 12/31/2013.........  $12.65914    $11.51481       77,987
    01/01/2014 to 12/31/2014.........  $11.51481    $11.89403       66,596
 AST BOND PORTFOLIO 2021
    03/15/2010 to 12/31/2010.........  $10.00751    $10.69820            0
    01/01/2011 to 12/31/2011.........  $10.69820    $12.52320      368,195
    01/01/2012 to 12/31/2012.........  $12.52320    $13.01240      393,962
    01/01/2013 to 12/31/2013.........  $13.01240    $11.77459      234,197
    01/01/2014 to 12/31/2014.........  $11.77459    $12.33666      266,546
 AST BOND PORTFOLIO 2022
    01/03/2011* to 12/31/2011........  $ 9.99775    $11.91076       58,451
    01/01/2012 to 12/31/2012.........  $11.91076    $12.26620       96,824
    01/01/2013 to 12/31/2013.........  $12.26620    $10.77189       74,429
    01/01/2014 to 12/31/2014.........  $10.77189    $11.56789       70,516
 AST BOND PORTFOLIO 2023
    01/03/2012* to 12/31/2012........  $ 9.99701    $10.30344        5,022
    01/01/2013 to 12/31/2013.........  $10.30344    $ 9.00269      367,104
    01/01/2014 to 12/31/2014.........  $ 9.00269    $ 9.86507      188,268

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST BOND PORTFOLIO 2024
    01/02/2013* to 12/31/2013........  $ 9.99850    $ 8.66918       49,182
    01/01/2014 to 12/31/2014.........  $ 8.66918    $ 9.66595       45,381
 AST BOND PORTFOLIO 2025
    01/02/2014* to 12/31/2014........  $ 9.99850    $11.19944       25,998
 AST BOSTON PARTNERS LARGE-CAP VALUE PORTFOLIO
 FORMERLY, AST JENNISON LARGE-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97092    $10.49745        1,268
    01/01/2011 to 12/31/2011.........  $10.49745    $ 9.61464          591
    01/01/2012 to 12/31/2012.........  $ 9.61464    $10.59248          696
    01/01/2013 to 12/31/2013.........  $10.59248    $13.54604          312
    01/01/2014 to 12/31/2014.........  $13.54604    $14.53337          216
 AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97692    $10.76684      214,272
    01/01/2011 to 12/31/2011.........  $10.76684    $10.22230      112,785
    01/01/2012 to 12/31/2012.........  $10.22230    $11.31077       94,667
    01/01/2013 to 12/31/2013.........  $11.31077    $13.50152       94,221
    01/01/2014 to 12/31/2014.........  $13.50152    $14.05587       90,459
 AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
    02/25/2013* to 12/31/2013........  $ 9.99775    $11.55659            0
    01/01/2014 to 12/31/2014.........  $11.55659    $12.77488            0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST COHEN & STEERS REALTY PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.95914    $11.71378       10,696
    01/01/2011 to 12/31/2011.........  $11.71378    $12.14917        3,876
    01/01/2012 to 12/31/2012.........  $12.14917    $13.63494        3,750
    01/01/2013 to 12/31/2013.........  $13.63494    $13.68240        1,822
    01/01/2014 to 12/31/2014.........  $13.68240    $17.42880        1,356
 AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
    04/29/2013* to 12/31/2013........  $ 9.99775    $ 9.61865            0
    01/01/2014 to 12/31/2014.........  $ 9.61865    $ 9.83655            0
 AST FI PYRAMIS QUANTITATIVE PORTFOLIO
 FORMERLY, AST FIRST TRUST BALANCED TARGET PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97523    $10.94766      125,711
    01/01/2011 to 12/31/2011.........  $10.94766    $10.49225       67,404
    01/01/2012 to 12/31/2012.........  $10.49225    $11.29416       60,079
    01/01/2013 to 12/31/2013.........  $11.29416    $12.61143       33,142
    01/01/2014 to 12/31/2014.........  $12.61143    $12.65766       37,334
 AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99775    $10.81480       49,528
    01/01/2011 to 12/31/2011.........  $10.81480    $10.26312       34,198
    01/01/2012 to 12/31/2012.........  $10.26312    $11.34720       31,390
    01/01/2013 to 12/31/2013.........  $11.34720    $13.16349       43,190
    01/01/2014 to 12/31/2014.........  $13.16349    $13.54056       30,263

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
    04/30/2012* to 12/31/2012........  $ 9.99776    $10.67031       74,734
    01/01/2013 to 12/31/2013.........  $10.67031    $12.92304       46,890
    01/01/2014 to 12/31/2014.........  $12.92304    $12.97365       51,699
 AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
    04/29/2013* to 12/31/2013........  $ 9.99775    $10.73768          393
    01/01/2014 to 12/31/2014.........  $10.73768    $10.71520        2,057
 AST GLOBAL REAL ESTATE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.96942    $11.47469        5,561
    01/01/2011 to 12/31/2011.........  $11.47469    $10.60270        1,950
    01/01/2012 to 12/31/2012.........  $10.60270    $13.08119        1,698
    01/01/2013 to 12/31/2013.........  $13.08119    $13.28131          301
    01/01/2014 to 12/31/2014.........  $13.28131    $14.72209          522
 AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $10.01775    $10.71494        5,368
    01/01/2011 to 12/31/2011.........  $10.71494    $10.01355        1,368
    01/01/2012 to 12/31/2012.........  $10.01355    $11.66838        1,596
    01/01/2013 to 12/31/2013.........  $11.66838    $14.72985          300
    01/01/2014 to 02/07/2014.........  $14.72985    $14.47458            0
 AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99100    $10.69949        3,443
    01/01/2011 to 12/31/2011.........  $10.69949    $ 9.83638        1,782
    01/01/2012 to 12/31/2012.........  $ 9.83638    $11.45267        2,552
    01/01/2013 to 12/31/2013.........  $11.45267    $14.88140          210
    01/01/2014 to 12/31/2014.........  $14.88140    $16.38114          209

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $10.01907    $11.34646        9,036
    01/01/2011 to 12/31/2011.........  $11.34646    $10.71178        3,866
    01/01/2012 to 12/31/2012.........  $10.71178    $12.46639        3,935
    01/01/2013 to 12/31/2013.........  $12.46639    $16.03477          935
    01/01/2014 to 12/31/2014.........  $16.03477    $17.40029          896
 AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98749    $10.63651       72,494
    01/01/2011 to 12/31/2011.........  $10.63651    $10.29738       48,274
    01/01/2012 to 12/31/2012.........  $10.29738    $11.03380       42,560
    01/01/2013 to 12/31/2013.........  $11.03380    $11.79030       35,843
    01/01/2014 to 12/31/2014.........  $11.79030    $11.93560       36,608
 AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.96438    $11.42102       12,437
    01/01/2011 to 12/31/2011.........  $11.42102    $11.25787        5,011
    01/01/2012 to 12/31/2012.........  $11.25787    $12.67206        2,795
    01/01/2013 to 12/31/2013.........  $12.67206    $17.11573        2,644
    01/01/2014 to 12/31/2014.........  $17.11573    $17.85232        2,864
 AST HERNDON LARGE-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98536    $10.60379            0
    01/01/2011 to 12/31/2011.........  $10.60379    $10.26707          105
    01/01/2012 to 12/31/2012.........  $10.26707    $11.32811          205
    01/01/2013 to 12/31/2013.........  $11.32811    $14.83939           66
    01/01/2014 to 12/31/2014.........  $14.83939    $14.66362          660

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST HIGH YIELD PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98373    $10.69768        7,053
    01/01/2011 to 12/31/2011.........  $10.69768    $10.73964        4,175
    01/01/2012 to 12/31/2012.........  $10.73964    $11.89904        3,980
    01/01/2013 to 12/31/2013.........  $11.89904    $12.40911        1,155
    01/01/2014 to 12/31/2014.........  $12.40911    $12.38295        1,415
 AST INTERNATIONAL GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.92858    $11.18912        2,179
    01/01/2011 to 12/31/2011.........  $11.18912    $ 9.48026        1,444
    01/01/2012 to 12/31/2012.........  $ 9.48026    $11.10255          954
    01/01/2013 to 12/31/2013.........  $11.10255    $12.86148          229
    01/01/2014 to 12/31/2014.........  $12.86148    $11.82273          169
 AST INTERNATIONAL VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.92845    $10.73053        5,116
    01/01/2011 to 12/31/2011.........  $10.73053    $ 9.13080        1,473
    01/01/2012 to 12/31/2012.........  $ 9.13080    $10.36547        1,330
    01/01/2013 to 12/31/2013.........  $10.36547    $12.04897          273
    01/01/2014 to 12/31/2014.........  $12.04897    $10.93767          224
 AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97599    $10.80651       43,981
    01/01/2011 to 12/31/2011.........  $10.80651    $10.45528       24,067
    01/01/2012 to 12/31/2012.........  $10.45528    $11.55436       16,853
    01/01/2013 to 12/31/2013.........  $11.55436    $13.07295       13,119
    01/01/2014 to 12/31/2014.........  $13.07295    $13.52958       13,509

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.92110    $10.49411        7,494
    01/01/2011 to 12/31/2011.........  $10.49411    $ 9.27676        2,122
    01/01/2012 to 12/31/2012.........  $ 9.27676    $11.00339        1,369
    01/01/2013 to 12/31/2013.........  $11.00339    $12.35100          607
    01/01/2014 to 12/31/2014.........  $12.35100    $11.25254          574
 AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99775    $10.52387      109,605
    01/01/2011 to 12/31/2011.........  $10.52387    $10.26420       34,237
    01/01/2012 to 12/31/2012.........  $10.26420    $11.05718       29,255
    01/01/2013 to 12/31/2013.........  $11.05718    $11.94565       24,519
    01/01/2014 to 12/31/2014.........  $11.94565    $12.25655       21,033
 AST JENNISON LARGE-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97060    $10.71155          978
    01/01/2011 to 12/31/2011.........  $10.71155    $10.49190          691
    01/01/2012 to 12/31/2012.........  $10.49190    $11.75857        2,024
    01/01/2013 to 12/31/2013.........  $11.75857    $15.61666          303
    01/01/2014 to 12/31/2014.........  $15.61666    $16.63931          459
 AST LARGE-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98974    $10.55472            0
    01/01/2011 to 12/31/2011.........  $10.55472    $ 9.84054            5
    01/01/2012 to 12/31/2012.........  $ 9.84054    $11.19120          653
    01/01/2013 to 12/31/2013.........  $11.19120    $15.22967          673
    01/01/2014 to 12/31/2014.........  $15.22967    $16.85551        1,303

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99185    $11.23754         269
    01/01/2011 to 12/31/2011.........  $11.23754    $10.83471         752
    01/01/2012 to 12/31/2012.........  $10.83471    $11.83484         256
    01/01/2013 to 12/31/2013.........  $11.83484    $15.73142          48
    01/01/2014 to 12/31/2014.........  $15.73142    $16.92770         282
 AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98793    $10.75645       3,124
    01/01/2011 to 12/31/2011.........  $10.75645    $11.53116       2,250
    01/01/2012 to 12/31/2012.........  $11.53116    $11.88456       1,805
    01/01/2013 to 12/31/2013.........  $11.88456    $11.33245         698
    01/01/2014 to 12/31/2014.........  $11.33245    $11.73096       1,521
 AST MFS GLOBAL EQUITY PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98688    $10.82935       1,534
    01/01/2011 to 12/31/2011.........  $10.82935    $10.20729       1,229
    01/01/2012 to 12/31/2012.........  $10.20729    $12.22327       1,037
    01/01/2013 to 12/31/2013.........  $12.22327    $15.18002       1,762
    01/01/2014 to 12/31/2014.........  $15.18002    $15.30634       2,040
 AST MFS GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99775    $10.80508         391
    01/01/2011 to 12/31/2011.........  $10.80508    $10.45133         202
    01/01/2012 to 12/31/2012.........  $10.45133    $11.90597         165
    01/01/2013 to 12/31/2013.........  $11.90597    $15.83692       1,811
    01/01/2014 to 12/31/2014.........  $15.83692    $16.75152       2,352

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST MFS LARGE-CAP VALUE PORTFOLIO
    08/20/2012* to 12/31/2012........  $ 9.99776    $10.15622           0
    01/01/2013 to 12/31/2013.........  $10.15622    $13.29201          19
    01/01/2014 to 12/31/2014.........  $13.29201    $14.25459           0
 AST MID-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98801    $11.43201       2,869
    01/01/2011 to 12/31/2011.........  $11.43201    $10.73996       1,007
    01/01/2012 to 12/31/2012.........  $10.73996    $12.37341       1,225
    01/01/2013 to 12/31/2013.........  $12.37341    $15.94209         374
    01/01/2014 to 12/31/2014.........  $15.94209    $17.83365         731
 AST MONEY MARKET PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99776    $ 9.78359       8,153
    01/01/2011 to 12/31/2011.........  $ 9.78359    $ 9.52209       3,391
    01/01/2012 to 12/31/2012.........  $ 9.52209    $ 9.26522       1,696
    01/01/2013 to 12/31/2013.........  $ 9.26522    $ 9.01512       1,766
    01/01/2014 to 12/31/2014.........  $ 9.01512    $ 8.77178       2,020
 AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99030    $11.16638       6,135
    01/01/2011 to 12/31/2011.........  $11.16638    $10.59540       1,821
    01/01/2012 to 12/31/2012.........  $10.59540    $12.07466       1,582
    01/01/2013 to 12/31/2013.........  $12.07466    $16.68426         705
    01/01/2014 to 12/31/2014.........  $16.68426    $18.54723         823

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST NEUBERGER BERMAN CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.02766    $10.05209            0
    01/01/2012 to 12/31/2012.........  $10.05209    $10.25677            0
    01/01/2013 to 12/31/2013.........  $10.25677    $ 9.69703           24
    01/01/2014 to 12/31/2014.........  $ 9.69703    $ 9.92126        1,182
 AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.95805    $11.85179        6,638
    01/01/2011 to 12/31/2011.........  $11.85179    $11.72679        2,775
    01/01/2012 to 12/31/2012.........  $11.72679    $12.82251        2,109
    01/01/2013 to 12/31/2013.........  $12.82251    $16.54506          989
    01/01/2014 to 12/31/2014.........  $16.54506    $17.37638        1,206
 AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97218    $11.35834          150
    01/01/2011 to 04/29/2011.........  $11.35834    $12.69571            0
 AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
    04/30/2012* to 12/31/2012........  $ 9.99776    $10.24890        1,047
    01/01/2013 to 12/31/2013.........  $10.24890    $11.85845        1,758
    01/01/2014 to 12/31/2014.........  $11.85845    $12.13121        1,625
 AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.93823    $11.60441       10,653
    01/01/2011 to 12/31/2011.........  $11.60441    $ 9.00244        4,727
    01/01/2012 to 12/31/2012.........  $ 9.00244    $10.32934        2,787
    01/01/2013 to 12/31/2013.........  $10.32934    $10.07284          460
    01/01/2014 to 12/31/2014.........  $10.07284    $ 9.34178          835

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    03/15/2010 to 12/31/2010.........  $10.00718    $10.01971        1,873
    01/01/2011 to 12/31/2011.........  $10.01971    $ 9.96892        1,154
    01/01/2012 to 12/31/2012.........  $ 9.96892    $10.15469          744
    01/01/2013 to 12/31/2013.........  $10.15469    $ 9.66568          189
    01/01/2014 to 12/31/2014.........  $ 9.66568    $ 9.39565          216
 AST PIMCO TOTAL RETURN BOND PORTFOLIO
    03/15/2010 to 12/31/2010.........  $10.00610    $10.29072      186,153
    01/01/2011 to 12/31/2011.........  $10.29072    $10.33172      105,236
    01/01/2012 to 12/31/2012.........  $10.33172    $10.98946       85,338
    01/01/2013 to 12/31/2013.........  $10.98946    $10.49630       36,550
    01/01/2014 to 12/31/2014.........  $10.49630    $10.64502       43,802
 AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98872    $10.53285      163,174
    01/01/2011 to 12/31/2011.........  $10.53285    $10.35103       97,357
    01/01/2012 to 12/31/2012.........  $10.35103    $11.11596       98,618
    01/01/2013 to 12/31/2013.........  $11.11596    $11.81223       52,249
    01/01/2014 to 12/31/2014.........  $11.81223    $12.15718       60,594
 AST PRUDENTIAL CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.01767    $10.05196            0
    01/01/2012 to 12/31/2012.........  $10.05196    $10.47550           91
    01/01/2013 to 12/31/2013.........  $10.47550    $ 9.95682          517
    01/01/2014 to 12/31/2014.........  $ 9.95682    $10.27510          408

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.96274    $11.43865      118,155
    01/01/2011 to 12/31/2011.........  $11.43865    $10.43861      104,792
    01/01/2012 to 12/31/2012.........  $10.43861    $11.46855      113,532
    01/01/2013 to 12/31/2013.........  $11.46855    $13.05885       89,754
    01/01/2014 to 12/31/2014.........  $13.05885    $13.87493       79,862
 AST QMA US EQUITY ALPHA PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99775    $10.82499        1,770
    01/01/2011 to 12/31/2011.........  $10.82499    $10.89734          482
    01/01/2012 to 12/31/2012.........  $10.89734    $12.59643          489
    01/01/2013 to 12/31/2013.........  $12.59643    $16.23101          184
    01/01/2014 to 12/31/2014.........  $16.23101    $18.51134          135
 AST QUANTITATIVE MODELING PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99775    $ 8.83594            0
    01/01/2012 to 12/31/2012.........  $ 8.83594    $ 9.72824            0
    01/01/2013 to 12/31/2013.........  $ 9.72824    $11.58574            0
    01/01/2014 to 12/31/2014.........  $11.58574    $12.00578            0
 AST RCM WORLD TRENDS PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98681    $10.72024      140,238
    01/01/2011 to 12/31/2011.........  $10.72024    $10.24187       51,420
    01/01/2012 to 12/31/2012.........  $10.24187    $10.98948       39,344
    01/01/2013 to 12/31/2013.........  $10.98948    $12.02286       23,665
    01/01/2014 to 12/31/2014.........  $12.02286    $12.29951       28,813

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97700    $10.90649       60,433
    01/01/2011 to 12/31/2011.........  $10.90649    $10.35901       33,097
    01/01/2012 to 12/31/2012.........  $10.35901    $11.68163       28,068
    01/01/2013 to 12/31/2013.........  $11.68163    $13.41903       23,990
    01/01/2014 to 12/31/2014.........  $13.41903    $13.76603       22,777
 AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98163    $10.69944      100,007
    01/01/2011 to 12/31/2011.........  $10.69944    $10.05905       75,435
    01/01/2012 to 12/31/2012.........  $10.05905    $10.87696       64,140
    01/01/2013 to 12/31/2013.........  $10.87696    $12.10742       36,140
    01/01/2014 to 12/31/2014.........  $12.10742    $12.13822       38,245
 AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO
 FORMERLY, AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97108    $12.08395          899
    01/01/2011 to 12/31/2011.........  $12.08395    $10.21630          492
    01/01/2012 to 12/31/2012.........  $10.21630    $11.93538          829
    01/01/2013 to 12/31/2013.........  $11.93538    $16.35278          294
    01/01/2014 to 12/31/2014.........  $16.35278    $16.69730        1,046

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST SMALL-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.96013    $12.54113        3,649
    01/01/2011 to 12/31/2011.........  $12.54113    $12.08356        1,404
    01/01/2012 to 12/31/2012.........  $12.08356    $13.18823          674
    01/01/2013 to 12/31/2013.........  $13.18823    $17.34591          283
    01/01/2014 to 12/31/2014.........  $17.34591    $17.52204          404
 AST SMALL-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.96356    $11.39766        2,103
    01/01/2011 to 12/31/2011.........  $11.39766    $10.42757          600
    01/01/2012 to 12/31/2012.........  $10.42757    $11.98804          171
    01/01/2013 to 12/31/2013.........  $11.98804    $16.02732          154
    01/01/2014 to 12/31/2014.........  $16.02732    $16.41607          166
 AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99145    $10.62833      209,082
    01/01/2011 to 12/31/2011.........  $10.62833    $10.54700      113,620
    01/01/2012 to 12/31/2012.........  $10.54700    $11.64682       90,747
    01/01/2013 to 12/31/2013.........  $11.64682    $13.24003       77,472
    01/01/2014 to 12/31/2014.........  $13.24003    $13.64001       74,515
 AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98509    $10.47453          429
    01/01/2011 to 12/31/2011.........  $10.47453    $10.02508          180
    01/01/2012 to 12/31/2012.........  $10.02508    $11.43666          182
    01/01/2013 to 12/31/2013.........  $11.43666    $14.43135          198
    01/01/2014 to 12/31/2014.........  $14.43135    $15.09027          121
 AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97033    $11.06962        1,325
    01/01/2011 to 12/31/2011.........  $11.06962    $10.58857        2,150
    01/01/2012 to 12/31/2012.........  $10.58857    $12.11375        1,699
    01/01/2013 to 12/31/2013.........  $12.11375    $16.97611        1,996
    01/01/2014 to 12/31/2014.........  $16.97611    $17.89630        3,368

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.85900    $11.40731       27,897
    01/01/2011 to 12/31/2011.........  $11.40731    $ 9.44376        9,596
    01/01/2012 to 12/31/2012.........  $ 9.44376    $ 9.52074        7,914
    01/01/2013 to 12/31/2013.........  $ 9.52074    $10.68860        4,367
    01/01/2014 to 12/31/2014.........  $10.68860    $ 9.53026        4,596
 AST TEMPLETON GLOBAL BOND PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97944    $10.24908        3,543
    01/01/2011 to 12/31/2011.........  $10.24908    $10.38419        2,198
    01/01/2012 to 12/31/2012.........  $10.38419    $10.63128          880
    01/01/2013 to 12/31/2013.........  $10.63128    $ 9.95593          495
    01/01/2014 to 12/31/2014.........  $ 9.95593    $ 9.74100          541
 AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99775    $ 8.77381            0
    01/01/2012 to 12/31/2012.........  $ 8.77381    $ 9.47622          261
    01/01/2013 to 12/31/2013.........  $ 9.47622    $11.11097        1,458
    01/01/2014 to 12/31/2014.........  $11.11097    $11.40603        3,172
 AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99775    $10.33756       19,082
    01/01/2011 to 12/31/2011.........  $10.33756    $10.66490        8,732
    01/01/2012 to 12/31/2012.........  $10.66490    $11.19133        8,397
    01/01/2013 to 12/31/2013.........  $11.19133    $10.72657        4,818
    01/01/2014 to 12/31/2014.........  $10.72657    $11.18815        6,786
 FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
    03/15/2010 to 12/31/2010.........  $ 9.97028    $10.57635      150,872
    01/01/2011 to 12/31/2011.........  $10.57635    $10.11938       78,190
    01/01/2012 to 09/21/2012.........  $10.11938    $11.24896            0

* Denotes the start date of these sub-accounts

                          PREMIER RETIREMENT C SERIES

                         PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

                  ACCUMULATION UNIT VALUES: WITH HAV (2.15%)

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.96751    $10.77691      146,600
    01/01/2011 to 12/31/2011.........  $10.77691    $10.26518      209,819
    01/01/2012 to 12/31/2012.........  $10.26518    $11.30635      288,890
    01/01/2013 to 12/31/2013.........  $11.30635    $12.16672      252,283
    01/01/2014 to 12/31/2014.........  $12.16672    $12.35971      214,155
 AST ADVANCED STRATEGIES PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97819    $10.88255      140,731
    01/01/2011 to 12/31/2011.........  $10.88255    $10.66087      236,931
    01/01/2012 to 12/31/2012.........  $10.66087    $11.85511      356,225
    01/01/2013 to 12/31/2013.........  $11.85511    $13.52094      380,142
    01/01/2014 to 12/31/2014.........  $13.52094    $14.03839      349,115
 AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $10.00672    $10.77766        1,359
    01/01/2011 to 12/31/2011.........  $10.77766    $10.92296        4,910
    01/01/2012 to 05/04/2012.........  $10.92296    $11.84767            0
 AST BALANCED ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98847    $10.73529       64,924
    01/01/2011 to 12/31/2011.........  $10.73529    $10.37714      144,911
    01/01/2012 to 12/31/2012.........  $10.37714    $11.42035      191,466
    01/01/2013 to 12/31/2013.........  $11.42035    $13.14696      207,911
    01/01/2014 to 12/31/2014.........  $13.14696    $13.70336      203,031

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99821    $ 9.13559       56,266
    01/01/2012 to 12/31/2012.........  $ 9.13559    $10.00229       88,036
    01/01/2013 to 12/31/2013.........  $10.00229    $10.84949      103,932
    01/01/2014 to 12/31/2014.........  $10.84949    $11.13593      111,043
 AST BLACKROCK ISHARES ETF PORTFOLIO
    04/29/2013* to 12/31/2013........  $ 9.99821    $10.46377            0
    01/01/2014 to 12/31/2014.........  $10.46377    $10.60515           13
 AST BOSTON PARTNERS LARGE-CAP VALUE PORTFOLIO
 FORMERLY, AST JENNISON LARGE-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97138    $10.54520        3,188
    01/01/2011 to 12/31/2011.........  $10.54520    $ 9.71297        2,207
    01/01/2012 to 12/31/2012.........  $ 9.71297    $10.76152        2,086
    01/01/2013 to 12/31/2013.........  $10.76152    $13.83998        2,477
    01/01/2014 to 12/31/2014.........  $13.83998    $14.93260        2,293
 AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97738    $10.81582       64,519
    01/01/2011 to 12/31/2011.........  $10.81582    $10.32683      116,165
    01/01/2012 to 12/31/2012.........  $10.32683    $11.49108      160,338
    01/01/2013 to 12/31/2013.........  $11.49108    $13.79435      201,356
    01/01/2014 to 12/31/2014.........  $13.79435    $14.44190      227,218
 AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
    02/25/2013* to 12/31/2013........  $ 9.99821    $11.61237            0
    01/01/2014 to 12/31/2014.........  $11.61237    $12.90918          357

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST COHEN & STEERS REALTY PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.95960    $11.76700        5,365
    01/01/2011 to 12/31/2011.........  $11.76700    $12.27331       15,056
    01/01/2012 to 12/31/2012.........  $12.27331    $13.85220       26,071
    01/01/2013 to 12/31/2013.........  $13.85220    $13.97911       25,228
    01/01/2014 to 12/31/2014.........  $13.97911    $17.90735       18,282
 AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
    04/29/2013* to 12/31/2013........  $ 9.99821    $ 9.65582          579
    01/01/2014 to 12/31/2014.........  $ 9.65582    $ 9.93036          531
 AST FI PYRAMIS QUANTITATIVE PORTFOLIO
 FORMERLY, AST FIRST TRUST BALANCED TARGET PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97569    $10.99750       66,641
    01/01/2011 to 12/31/2011.........  $10.99750    $10.59953      113,782
    01/01/2012 to 12/31/2012.........  $10.59953    $11.47432      199,811
    01/01/2013 to 12/31/2013.........  $11.47432    $12.88499      197,700
    01/01/2014 to 12/31/2014.........  $12.88499    $13.00531      152,724
 AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99821    $10.86404       28,707
    01/01/2011 to 12/31/2011.........  $10.86404    $10.36809       58,239
    01/01/2012 to 12/31/2012.........  $10.36809    $11.52813      117,347
    01/01/2013 to 12/31/2013.........  $11.52813    $13.44889      167,957
    01/01/2014 to 12/31/2014.........  $13.44889    $13.91233      193,974
 AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
    04/30/2012* to 12/31/2012........  $ 9.99822    $10.71117      242,998
    01/01/2013 to 12/31/2013.........  $10.71117    $13.04593      254,472
    01/01/2014 to 12/31/2014.........  $13.04593    $13.17114      212,677

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
    04/29/2013* to 12/31/2013........  $ 9.99821    $10.77906       18,483
    01/01/2014 to 12/31/2014.........  $10.77906    $10.81721       20,318
 AST GLOBAL REAL ESTATE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.96989    $11.52688        2,286
    01/01/2011 to 12/31/2011.........  $11.52688    $10.71105        1,832
    01/01/2012 to 12/31/2012.........  $10.71105    $13.28970        4,336
    01/01/2013 to 12/31/2013.........  $13.28970    $13.56937        2,996
    01/01/2014 to 12/31/2014.........  $13.56937    $15.12643        2,002
 AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $10.01821    $10.76370        1,177
    01/01/2011 to 12/31/2011.........  $10.76370    $10.11579        1,500
    01/01/2012 to 12/31/2012.........  $10.11579    $11.85431        1,768
    01/01/2013 to 12/31/2013.........  $11.85431    $15.04922        3,729
    01/01/2014 to 02/07/2014.........  $15.04922    $14.79713            0
 AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99146    $10.74807        3,018
    01/01/2011 to 12/31/2011.........  $10.74807    $ 9.93692        3,456
    01/01/2012 to 12/31/2012.........  $ 9.93692    $11.63517        3,910
    01/01/2013 to 12/31/2013.........  $11.63517    $15.20399        4,575
    01/01/2014 to 12/31/2014.........  $15.20399    $16.83091       12,262
 AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $10.01954    $11.39805        1,141
    01/01/2011 to 12/31/2011.........  $11.39805    $10.82130        4,027
    01/01/2012 to 12/31/2012.........  $10.82130    $12.66509        9,260
    01/01/2013 to 12/31/2013.........  $12.66509    $16.38245       10,402
    01/01/2014 to 12/31/2014.........  $16.38245    $17.87799        8,894

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98796    $10.68489       67,518
    01/01/2011 to 12/31/2011.........  $10.68489    $10.40258      121,125
    01/01/2012 to 12/31/2012.........  $10.40258    $11.20961      180,004
    01/01/2013 to 12/31/2013.........  $11.20961    $12.04591      185,230
    01/01/2014 to 12/31/2014.........  $12.04591    $12.26323      161,137
 AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.96484    $11.47291        3,472
    01/01/2011 to 12/31/2011.........  $11.47291    $11.37278        8,702
    01/01/2012 to 12/31/2012.........  $11.37278    $12.87387       14,998
    01/01/2013 to 12/31/2013.........  $12.87387    $17.48643       18,371
    01/01/2014 to 12/31/2014.........  $17.48643    $18.34207       19,668
 AST HERNDON LARGE-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98582    $10.65197            0
    01/01/2011 to 12/31/2011.........  $10.65197    $10.37192        2,227
    01/01/2012 to 12/31/2012.........  $10.37192    $11.50870       22,943
    01/01/2013 to 12/31/2013.........  $11.50870    $15.16117        5,996
    01/01/2014 to 12/31/2014.........  $15.16117    $15.06632        4,983
 AST HIGH YIELD PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98419    $10.74637        3,019
    01/01/2011 to 12/31/2011.........  $10.74637    $10.84929       13,561
    01/01/2012 to 12/31/2012.........  $10.84929    $12.08858       24,805
    01/01/2013 to 12/31/2013.........  $12.08858    $12.67807       25,137
    01/01/2014 to 12/31/2014.........  $12.67807    $12.72290       22,599
 AST INTERNATIONAL GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.92904    $11.23996        6,483
    01/01/2011 to 12/31/2011.........  $11.23996    $ 9.57716        6,196
    01/01/2012 to 12/31/2012.........  $ 9.57716    $11.27953        7,687
    01/01/2013 to 12/31/2013.........  $11.27953    $13.14034        7,748
    01/01/2014 to 12/31/2014.........  $13.14034    $12.14739        5,681

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST INTERNATIONAL VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.92891    $10.77933        2,146
    01/01/2011 to 12/31/2011.........  $10.77933    $ 9.22411       17,693
    01/01/2012 to 12/31/2012.........  $ 9.22411    $10.53073        5,334
    01/01/2013 to 12/31/2013.........  $10.53073    $12.31033       19,232
    01/01/2014 to 12/31/2014.........  $12.31033    $11.23806       14,100
 AST INVESTMENT GRADE BOND PORTFOLIO
    03/15/2010 to 12/31/2010.........  $10.00644    $10.58415            0
    01/01/2011 to 12/31/2011.........  $10.58415    $11.64591      680,879
    01/01/2012 to 12/31/2012.........  $11.64591    $12.46651      311,677
    01/01/2013 to 12/31/2013.........  $12.46651    $11.81025       98,036
    01/01/2014 to 12/31/2014.........  $11.81025    $12.33407      107,352
 AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97645    $10.85561       36,384
    01/01/2011 to 12/31/2011.........  $10.85561    $10.56202       51,682
    01/01/2012 to 12/31/2012.........  $10.56202    $11.73841       65,232
    01/01/2013 to 12/31/2013.........  $11.73841    $13.35620       82,656
    01/01/2014 to 12/31/2014.........  $13.35620    $13.90077      110,840
 AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.92157    $10.54174        3,073
    01/01/2011 to 12/31/2011.........  $10.54174    $ 9.37150       12,588
    01/01/2012 to 12/31/2012.........  $ 9.37150    $11.17875       19,722
    01/01/2013 to 12/31/2013.........  $11.17875    $12.61883       21,078
    01/01/2014 to 12/31/2014.........  $12.61883    $11.56154       13,283

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99821    $10.57174       35,434
    01/01/2011 to 12/31/2011.........  $10.57174    $10.36895       88,001
    01/01/2012 to 12/31/2012.........  $10.36895    $11.23332      157,158
    01/01/2013 to 12/31/2013.........  $11.23332    $12.20458      160,546
    01/01/2014 to 12/31/2014.........  $12.20458    $12.59292      116,686
 AST JENNISON LARGE-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97106    $10.76026            0
    01/01/2011 to 12/31/2011.........  $10.76026    $10.59897          933
    01/01/2012 to 12/31/2012.........  $10.59897    $11.94582        9,243
    01/01/2013 to 12/31/2013.........  $11.94582    $15.95494        5,338
    01/01/2014 to 12/31/2014.........  $15.95494    $17.09580       14,106
 AST LARGE-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99020    $10.60265        6,329
    01/01/2011 to 12/31/2011.........  $10.60265    $ 9.94093        6,860
    01/01/2012 to 12/31/2012.........  $ 9.94093    $11.36943       14,064
    01/01/2013 to 12/31/2013.........  $11.36943    $15.55961       24,428
    01/01/2014 to 12/31/2014.........  $15.55961    $17.31807       22,773
 AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99232    $11.28865        4,940
    01/01/2011 to 12/31/2011.........  $11.28865    $10.94541        7,881
    01/01/2012 to 12/31/2012.........  $10.94541    $12.02352       21,422
    01/01/2013 to 12/31/2013.........  $12.02352    $16.07255       10,745
    01/01/2014 to 12/31/2014.........  $16.07255    $17.39250        8,982

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98839    $10.80526            0
    01/01/2011 to 12/31/2011.........  $10.80526    $11.64879       17,600
    01/01/2012 to 12/31/2012.........  $11.64879    $12.07382       48,564
    01/01/2013 to 12/31/2013.........  $12.07382    $11.57800       20,650
    01/01/2014 to 12/31/2014.........  $11.57800    $12.05291       68,193
 AST MFS GLOBAL EQUITY PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98734    $10.87856        7,533
    01/01/2011 to 12/31/2011.........  $10.87856    $10.31155       11,050
    01/01/2012 to 12/31/2012.........  $10.31155    $12.41801       18,491
    01/01/2013 to 12/31/2013.........  $12.41801    $15.50888       24,191
    01/01/2014 to 12/31/2014.........  $15.50888    $15.72646       21,667
 AST MFS GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99821    $10.85427            0
    01/01/2011 to 12/31/2011.........  $10.85427    $10.55815        1,033
    01/01/2012 to 12/31/2012.........  $10.55815    $12.09583        2,537
    01/01/2013 to 12/31/2013.........  $12.09583    $16.18042        3,175
    01/01/2014 to 12/31/2014.........  $16.18042    $17.21163        5,885
 AST MFS LARGE-CAP VALUE PORTFOLIO
    08/20/2012* to 12/31/2012........  $ 9.99822    $10.17752            0
    01/01/2013 to 12/31/2013.........  $10.17752    $13.39500        1,740
    01/01/2014 to 12/31/2014.........  $13.39500    $14.44620            0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST MID-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98848    $11.48400        1,511
    01/01/2011 to 12/31/2011.........  $11.48400    $10.84971        3,757
    01/01/2012 to 12/31/2012.........  $10.84971    $12.57064        1,701
    01/01/2013 to 12/31/2013.........  $12.57064    $16.28775        3,349
    01/01/2014 to 12/31/2014.........  $16.28775    $18.32341        2,704
 AST MONEY MARKET PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99822    $ 9.82805        8,911
    01/01/2011 to 12/31/2011.........  $ 9.82805    $ 9.61919       59,176
    01/01/2012 to 12/31/2012.........  $ 9.61919    $ 9.41308       49,856
    01/01/2013 to 12/31/2013.........  $ 9.41308    $ 9.21068       26,267
    01/01/2014 to 12/31/2014.........  $ 9.21068    $ 9.01260       26,889
 AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99077    $11.21717        4,546
    01/01/2011 to 12/31/2011.........  $11.21717    $10.70359       11,880
    01/01/2012 to 12/31/2012.........  $10.70359    $12.26702       17,653
    01/01/2013 to 12/31/2013.........  $12.26702    $17.04575       22,312
    01/01/2014 to 12/31/2014.........  $17.04575    $19.05619       21,700
 AST NEUBERGER BERMAN CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.02812    $10.06193        1,271
    01/01/2012 to 12/31/2012.........  $10.06193    $10.32505       34,811
    01/01/2013 to 12/31/2013.........  $10.32505    $ 9.81689        4,714
    01/01/2014 to 12/31/2014.........  $ 9.81689    $10.10066        5,226

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.95851    $11.90567        4,168
    01/01/2011 to 12/31/2011.........  $11.90567    $11.84656        6,046
    01/01/2012 to 12/31/2012.........  $11.84656    $13.02686       13,528
    01/01/2013 to 12/31/2013.........  $13.02686    $16.90375        9,329
    01/01/2014 to 12/31/2014.........  $16.90375    $17.85356        7,365
 AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97264    $11.40989        3,490
    01/01/2011 to 04/29/2011.........  $11.40989    $12.77672            0
 AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
    04/30/2012* to 12/31/2012........  $ 9.99822    $10.28812       21,801
    01/01/2013 to 12/31/2013.........  $10.28812    $11.97118       38,962
    01/01/2014 to 12/31/2014.........  $11.97118    $12.31571       27,860
 AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.93869    $11.65729       14,546
    01/01/2011 to 12/31/2011.........  $11.65729    $ 9.09457       21,050
    01/01/2012 to 12/31/2012.........  $ 9.09457    $10.49422       31,436
    01/01/2013 to 12/31/2013.........  $10.49422    $10.29148       29,756
    01/01/2014 to 12/31/2014.........  $10.29148    $ 9.59859       19,376
 AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    03/15/2010 to 12/31/2010.........  $10.00764    $10.06524        5,427
    01/01/2011 to 12/31/2011.........  $10.06524    $10.07064       29,632
    01/01/2012 to 12/31/2012.........  $10.07064    $10.31656       70,743
    01/01/2013 to 12/31/2013.........  $10.31656    $ 9.87539       44,007
    01/01/2014 to 12/31/2014.........  $ 9.87539    $ 9.65361       32,331

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST PIMCO TOTAL RETURN BOND PORTFOLIO
    03/15/2010 to 12/31/2010.........  $10.00656    $10.33749       99,262
    01/01/2011 to 12/31/2011.........  $10.33749    $10.43711      171,685
    01/01/2012 to 12/31/2012.........  $10.43711    $11.16439      246,398
    01/01/2013 to 12/31/2013.........  $11.16439    $10.72367      283,304
    01/01/2014 to 12/31/2014.........  $10.72367    $10.93718      162,291
 AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98918    $10.58066      199,856
    01/01/2011 to 12/31/2011.........  $10.58066    $10.45671      390,341
    01/01/2012 to 12/31/2012.........  $10.45671    $11.29302      513,412
    01/01/2013 to 12/31/2013.........  $11.29302    $12.06818      389,835
    01/01/2014 to 12/31/2014.........  $12.06818    $12.49073      330,232
 AST PRUDENTIAL CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.01813    $10.06185          815
    01/01/2012 to 12/31/2012.........  $10.06185    $10.54515       34,556
    01/01/2013 to 12/31/2013.........  $10.54515    $10.07983        7,157
    01/01/2014 to 12/31/2014.........  $10.07983    $10.46093        5,742
 AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.96321    $11.49069       90,824
    01/01/2011 to 12/31/2011.........  $11.49069    $10.54529      174,945
    01/01/2012 to 12/31/2012.........  $10.54529    $11.65139      224,696
    01/01/2013 to 12/31/2013.........  $11.65139    $13.34208      223,723
    01/01/2014 to 12/31/2014.........  $13.34208    $14.25597      239,384

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST QMA US EQUITY ALPHA PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99821    $10.87426            0
    01/01/2011 to 12/31/2011.........  $10.87426    $11.00879        1,924
    01/01/2012 to 12/31/2012.........  $11.00879    $12.79735        5,237
    01/01/2013 to 12/31/2013.........  $12.79735    $16.58305       11,402
    01/01/2014 to 12/31/2014.........  $16.58305    $19.01976       24,771
 AST QUANTITATIVE MODELING PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99821    $ 8.86947            0
    01/01/2012 to 12/31/2012.........  $ 8.86947    $ 9.82046            0
    01/01/2013 to 12/31/2013.........  $ 9.82046    $11.76164            0
    01/01/2014 to 12/31/2014.........  $11.76164    $12.25695            0
 AST RCM WORLD TRENDS PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98727    $10.76898       80,242
    01/01/2011 to 12/31/2011.........  $10.76898    $10.34642      139,582
    01/01/2012 to 12/31/2012.........  $10.34642    $11.16466      176,240
    01/01/2013 to 12/31/2013.........  $11.16466    $12.28361      151,788
    01/01/2014 to 12/31/2014.........  $12.28361    $12.63732      143,252
 AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97747    $10.95621       55,733
    01/01/2011 to 12/31/2011.........  $10.95621    $10.46489       74,776
    01/01/2012 to 12/31/2012.........  $10.46489    $11.86788      130,310
    01/01/2013 to 12/31/2013.........  $11.86788    $13.70999      166,805
    01/01/2014 to 12/31/2014.........  $13.70999    $14.14394      169,508

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98210    $10.74814       68,899
    01/01/2011 to 12/31/2011.........  $10.74814    $10.16193      154,393
    01/01/2012 to 12/31/2012.........  $10.16193    $11.05046      184,978
    01/01/2013 to 12/31/2013.........  $11.05046    $12.37005      178,817
    01/01/2014 to 12/31/2014.........  $12.37005    $12.47156      164,866
 AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO
 FORMERLY, AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97155    $12.13891            0
    01/01/2011 to 12/31/2011.........  $12.13891    $10.32083        4,803
    01/01/2012 to 12/31/2012.........  $10.32083    $12.12578        6,740
    01/01/2013 to 12/31/2013.........  $12.12578    $16.70757        7,435
    01/01/2014 to 12/31/2014.........  $16.70757    $17.15614        6,808
 AST SMALL-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.96060    $12.59822        3,203
    01/01/2011 to 12/31/2011.........  $12.59822    $12.20705        6,408
    01/01/2012 to 12/31/2012.........  $12.20705    $13.39860        8,783
    01/01/2013 to 12/31/2013.........  $13.39860    $17.72209       17,795
    01/01/2014 to 12/31/2014.........  $17.72209    $18.00331       16,031
 AST SMALL-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.96403    $11.44962        1,581
    01/01/2011 to 12/31/2011.........  $11.44962    $10.53432        7,418
    01/01/2012 to 12/31/2012.........  $10.53432    $12.17939       11,746
    01/01/2013 to 12/31/2013.........  $12.17939    $16.37500       13,834
    01/01/2014 to 12/31/2014.........  $16.37500    $16.86709        8,911

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99191    $10.67665      149,329
    01/01/2011 to 12/31/2011.........  $10.67665    $10.65472      266,540
    01/01/2012 to 12/31/2012.........  $10.65472    $11.83249      475,448
    01/01/2013 to 12/31/2013.........  $11.83249    $13.52713      443,196
    01/01/2014 to 12/31/2014.........  $13.52713    $14.01453      411,298
 AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98556    $10.52203        6,118
    01/01/2011 to 12/31/2011.........  $10.52203    $10.12732        8,172
    01/01/2012 to 12/31/2012.........  $10.12732    $11.61863       16,469
    01/01/2013 to 12/31/2013.........  $11.61863    $14.74385       26,093
    01/01/2014 to 12/31/2014.........  $14.74385    $15.50412       26,982
 AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97079    $11.12002        6,691
    01/01/2011 to 12/31/2011.........  $11.12002    $10.69680       11,909
    01/01/2012 to 12/31/2012.........  $10.69680    $12.30683       28,363
    01/01/2013 to 12/31/2013.........  $12.30683    $17.34416       28,564
    01/01/2014 to 12/31/2014.........  $17.34416    $18.38761       25,643
 AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.85947    $11.45926       13,623
    01/01/2011 to 12/31/2011.........  $11.45926    $ 9.54035       34,577
    01/01/2012 to 12/31/2012.........  $ 9.54035    $ 9.67259       53,001
    01/01/2013 to 12/31/2013.........  $ 9.67259    $10.92040       43,996
    01/01/2014 to 12/31/2014.........  $10.92040    $ 9.79216       39,775

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST TEMPLETON GLOBAL BOND PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97990    $10.29578        3,814
    01/01/2011 to 12/31/2011.........  $10.29578    $10.49029       11,167
    01/01/2012 to 12/31/2012.........  $10.49029    $10.80078       20,402
    01/01/2013 to 12/31/2013.........  $10.80078    $10.17186       21,648
    01/01/2014 to 12/31/2014.........  $10.17186    $10.00855       13,134
 AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99821    $ 8.80715       15,394
    01/01/2012 to 12/31/2012.........  $ 8.80715    $ 9.56607       22,128
    01/01/2013 to 12/31/2013.........  $ 9.56607    $11.27958       99,211
    01/01/2014 to 12/31/2014.........  $11.27958    $11.64456      143,326
 AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99821    $10.38458       12,679
    01/01/2011 to 12/31/2011.........  $10.38458    $10.77399       22,345
    01/01/2012 to 12/31/2012.........  $10.77399    $11.36989       33,064
    01/01/2013 to 12/31/2013.........  $11.36989    $10.95942       42,177
    01/01/2014 to 12/31/2014.........  $10.95942    $11.49564       38,210
 FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
    03/15/2010 to 12/31/2010.........  $ 9.97074    $10.62446       67,248
    01/01/2011 to 12/31/2011.........  $10.62446    $10.22267      110,382
    01/01/2012 to 09/21/2012.........  $10.22267    $11.41047            0

* Denotes the start date of these sub-accounts

                          PREMIER RETIREMENT C SERIES

                         PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

        ACCUMULATION UNIT VALUES: WITH HD GRO II OR GRO PLUS II (2.35%)

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.96734    $10.75915      185,308
    01/01/2011 to 12/31/2011.........  $10.75915    $10.22743       96,829
    01/01/2012 to 12/31/2012.........  $10.22743    $11.24170       88,194
    01/01/2013 to 12/31/2013.........  $11.24170    $12.07242       95,649
    01/01/2014 to 12/31/2014.........  $12.07242    $12.23882       34,666
 AST ADVANCED STRATEGIES PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97803    $10.86460      117,048
    01/01/2011 to 12/31/2011.........  $10.86460    $10.62155       73,760
    01/01/2012 to 12/31/2012.........  $10.62155    $11.78720       62,227
    01/01/2013 to 12/31/2013.........  $11.78720    $13.41606       28,060
    01/01/2014 to 12/31/2014.........  $13.41606    $13.90094       28,582
 AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $10.00656    $10.75988        2,065
    01/01/2011 to 12/31/2011.........  $10.75988    $10.88276        1,425
    01/01/2012 to 05/04/2012.........  $10.88276    $11.79572            0
 AST BALANCED ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98830    $10.71761      153,190
    01/01/2011 to 12/31/2011.........  $10.71761    $10.33893       82,217
    01/01/2012 to 12/31/2012.........  $10.33893    $11.35513       76,581
    01/01/2013 to 12/31/2013.........  $11.35513    $13.04513      111,378
    01/01/2014 to 12/31/2014.........  $13.04513    $13.56935       82,848

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99805    $ 9.12313        1,293
    01/01/2012 to 12/31/2012.........  $ 9.12313    $ 9.96798        3,311
    01/01/2013 to 12/31/2013.........  $ 9.96798    $10.79016        4,408
    01/01/2014 to 12/31/2014.........  $10.79016    $11.05246        2,581
 AST BLACKROCK ISHARES ETF PORTFOLIO
    04/29/2013* to 12/31/2013........  $ 9.99805    $10.44912            0
    01/01/2014 to 12/31/2014.........  $10.44912    $10.56864          129
 AST BOND PORTFOLIO 2017
    03/15/2010 to 12/31/2010.........  $ 9.99805    $10.55169       18,647
    01/01/2011 to 12/31/2011.........  $10.55169    $11.47979      555,460
    01/01/2012 to 12/31/2012.........  $11.47979    $11.78349      524,477
    01/01/2013 to 12/31/2013.........  $11.78349    $11.26985      298,676
    01/01/2014 to 12/31/2014.........  $11.26985    $11.16231      180,932
 AST BOND PORTFOLIO 2018
    03/15/2010 to 12/31/2010.........  $10.00675    $10.59439            0
    01/01/2011 to 12/31/2011.........  $10.59439    $11.75078      626,664
    01/01/2012 to 12/31/2012.........  $11.75078    $12.13006      563,765
    01/01/2013 to 12/31/2013.........  $12.13006    $11.47274      370,656
    01/01/2014 to 12/31/2014.........  $11.47274    $11.50141      220,378
 AST BOND PORTFOLIO 2019
    03/15/2010 to 12/31/2010.........  $ 9.99805    $10.59732            0
    01/01/2011 to 12/31/2011.........  $10.59732    $12.00179            0
    01/01/2012 to 12/31/2012.........  $12.00179    $12.40605       53,074
    01/01/2013 to 12/31/2013.........  $12.40605    $11.52925       22,017
    01/01/2014 to 12/31/2014.........  $11.52925    $11.73842       14,992

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST BOND PORTFOLIO 2020
    03/15/2010 to 12/31/2010.........  $10.00887    $10.62787            0
    01/01/2011 to 12/31/2011.........  $10.62787    $12.31691          575
    01/01/2012 to 12/31/2012.........  $12.31691    $12.78702          763
    01/01/2013 to 12/31/2013.........  $12.78702    $11.67293      121,981
    01/01/2014 to 12/31/2014.........  $11.67293    $12.10070      116,130
 AST BOND PORTFOLIO 2021
    03/15/2010 to 12/31/2010.........  $10.00780    $10.72931            0
    01/01/2011 to 12/31/2011.........  $10.72931    $12.60470      335,574
    01/01/2012 to 12/31/2012.........  $12.60470    $13.14422      284,935
    01/01/2013 to 12/31/2013.........  $13.14422    $11.93675      117,654
    01/01/2014 to 12/31/2014.........  $11.93675    $12.55155      189,756
 AST BOND PORTFOLIO 2022
    01/03/2011* to 12/31/2011........  $ 9.99805    $11.95342       67,199
    01/01/2012 to 12/31/2012.........  $11.95342    $12.35456      108,647
    01/01/2013 to 12/31/2013.........  $12.35456    $10.88848       33,852
    01/01/2014 to 12/31/2014.........  $10.88848    $11.73515       19,592
 AST BOND PORTFOLIO 2023
    01/03/2012* to 12/31/2012........  $ 9.99740    $10.34068        4,376
    01/01/2013 to 12/31/2013.........  $10.34068    $ 9.06777      217,402
    01/01/2014 to 12/31/2014.........  $ 9.06777    $ 9.97216       99,935
 AST BOND PORTFOLIO 2024
    01/02/2013* to 12/31/2013........  $ 9.99870    $ 8.70047       16,462
    01/01/2014 to 12/31/2014.........  $ 8.70047    $ 9.73572       13,118

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST BOND PORTFOLIO 2025
    01/02/2014* to 12/31/2014........  $ 9.99870    $11.23968        4,701
 AST BOSTON PARTNERS LARGE-CAP VALUE PORTFOLIO
 FORMERLY, AST JENNISON LARGE-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97121    $10.52793        2,935
    01/01/2011 to 12/31/2011.........  $10.52793    $ 9.67715        2,447
    01/01/2012 to 12/31/2012.........  $ 9.67715    $10.69994          978
    01/01/2013 to 12/31/2013.........  $10.69994    $13.73255        2,485
    01/01/2014 to 12/31/2014.........  $13.73255    $14.78649        2,114
 AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97721    $10.79804      143,748
    01/01/2011 to 12/31/2011.........  $10.79804    $10.28877       87,748
    01/01/2012 to 12/31/2012.........  $10.28877    $11.42534       73,901
    01/01/2013 to 12/31/2013.........  $11.42534    $13.68738      102,441
    01/01/2014 to 12/31/2014.........  $13.68738    $14.30069       49,309
 AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
    02/25/2013* to 12/31/2013........  $ 9.99805    $11.59214            0
    01/01/2014 to 12/31/2014.........  $11.59214    $12.86032          107
 AST COHEN & STEERS REALTY PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.95944    $11.74760        9,018
    01/01/2011 to 12/31/2011.........  $11.74760    $12.22807        5,827
    01/01/2012 to 12/31/2012.........  $12.22807    $13.77283        5,823
    01/01/2013 to 12/31/2013.........  $13.77283    $13.87061        5,701
    01/01/2014 to 12/31/2014.........  $13.87061    $17.73201        4,054

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
    04/29/2013* to 12/31/2013........  $ 9.99805    $ 9.64227            0
    01/01/2014 to 12/31/2014.........  $ 9.64227    $ 9.89604            0
 AST FI PYRAMIS QUANTITATIVE PORTFOLIO
 FORMERLY, AST FIRST TRUST BALANCED TARGET PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97552    $10.97934      136,701
    01/01/2011 to 12/31/2011.........  $10.97934    $10.56045       77,109
    01/01/2012 to 12/31/2012.........  $10.56045    $11.40861       65,481
    01/01/2013 to 12/31/2013.........  $11.40861    $12.78490       42,479
    01/01/2014 to 12/31/2014.........  $12.78490    $12.87792       28,537
 AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99805    $10.84623       20,555
    01/01/2011 to 12/31/2011.........  $10.84623    $10.32992       11,247
    01/01/2012 to 12/31/2012.........  $10.32992    $11.46220        9,628
    01/01/2013 to 12/31/2013.........  $11.46220    $13.34461        4,984
    01/01/2014 to 12/31/2014.........  $13.34461    $13.77627        3,281
 AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
    04/30/2012* to 12/31/2012........  $ 9.99805    $10.69629       79,636
    01/01/2013 to 12/31/2013.........  $10.69629    $13.00109       25,285
    01/01/2014 to 12/31/2014.........  $13.00109    $13.09901       22,931
 AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
    04/29/2013* to 12/31/2013........  $ 9.99805    $10.76406       12,922
    01/01/2014 to 12/31/2014.........  $10.76406    $10.78007        9,857

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST GLOBAL REAL ESTATE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.96972    $11.50809        1,396
    01/01/2011 to 12/31/2011.........  $11.50809    $10.67179        2,086
    01/01/2012 to 12/31/2012.........  $10.67179    $13.21390        1,064
    01/01/2013 to 12/31/2013.........  $13.21390    $13.46442          707
    01/01/2014 to 12/31/2014.........  $13.46442    $14.97880          736
 AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $10.01805    $10.74596        2,650
    01/01/2011 to 12/31/2011.........  $10.74596    $10.07859        2,071
    01/01/2012 to 12/31/2012.........  $10.07859    $11.78655        1,091
    01/01/2013 to 12/31/2013.........  $11.78655    $14.93261          465
    01/01/2014 to 02/07/2014.........  $14.93261    $14.67933            0
 AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99129    $10.73041       17,015
    01/01/2011 to 12/31/2011.........  $10.73041    $ 9.90037        7,369
    01/01/2012 to 12/31/2012.........  $ 9.90037    $11.56865        6,962
    01/01/2013 to 12/31/2013.........  $11.56865    $15.08617        3,028
    01/01/2014 to 12/31/2014.........  $15.08617    $16.66640        2,752
 AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $10.01937    $11.37927        3,876
    01/01/2011 to 12/31/2011.........  $11.37927    $10.78139        4,165
    01/01/2012 to 12/31/2012.........  $10.78139    $12.59264        2,016
    01/01/2013 to 12/31/2013.........  $12.59264    $16.25531          524
    01/01/2014 to 12/31/2014.........  $16.25531    $17.70310          555

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98779    $10.66728       98,417
    01/01/2011 to 12/31/2011.........  $10.66728    $10.36422       46,138
    01/01/2012 to 12/31/2012.........  $10.36422    $11.14546       41,182
    01/01/2013 to 12/31/2013.........  $11.14546    $11.95250       11,414
    01/01/2014 to 12/31/2014.........  $11.95250    $12.14325       14,332
 AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.96468    $11.45406       13,519
    01/01/2011 to 12/31/2011.........  $11.45406    $11.33091        5,844
    01/01/2012 to 12/31/2012.........  $11.33091    $12.80029        4,705
    01/01/2013 to 12/31/2013.........  $12.80029    $17.35113        3,847
    01/01/2014 to 12/31/2014.........  $17.35113    $18.16301        2,839
 AST HERNDON LARGE-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98565    $10.63446       11,585
    01/01/2011 to 12/31/2011.........  $10.63446    $10.33380        5,943
    01/01/2012 to 12/31/2012.........  $10.33380    $11.44285        5,625
    01/01/2013 to 12/31/2013.........  $11.44285    $15.04350        3,380
    01/01/2014 to 12/31/2014.........  $15.04350    $14.91881        2,412
 AST HIGH YIELD PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98402    $10.72872       17,354
    01/01/2011 to 12/31/2011.........  $10.72872    $10.80943        9,978
    01/01/2012 to 12/31/2012.........  $10.80943    $12.01952        6,785
    01/01/2013 to 12/31/2013.........  $12.01952    $12.57980        3,878
    01/01/2014 to 12/31/2014.........  $12.57980    $12.59830        3,947

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST INTERNATIONAL GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.92888    $11.22148        1,693
    01/01/2011 to 12/31/2011.........  $11.22148    $ 9.54183          944
    01/01/2012 to 12/31/2012.........  $ 9.54183    $11.21495          732
    01/01/2013 to 12/31/2013.........  $11.21495    $13.03848          512
    01/01/2014 to 12/31/2014.........  $13.03848    $12.02858          659
 AST INTERNATIONAL VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.92875    $10.76157        2,758
    01/01/2011 to 12/31/2011.........  $10.76157    $ 9.19006        1,975
    01/01/2012 to 12/31/2012.........  $ 9.19006    $10.47035        1,301
    01/01/2013 to 12/31/2013.........  $10.47035    $12.21478          680
    01/01/2014 to 12/31/2014.........  $12.21478    $11.12807          699
 AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97628    $10.83775       43,448
    01/01/2011 to 12/31/2011.........  $10.83775    $10.52321       18,052
    01/01/2012 to 12/31/2012.........  $10.52321    $11.67143       21,303
    01/01/2013 to 12/31/2013.........  $11.67143    $13.25283        4,218
    01/01/2014 to 12/31/2014.........  $13.25283    $13.76509        3,111
 AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.92140    $10.52447       13,717
    01/01/2011 to 12/31/2011.........  $10.52447    $ 9.33702        5,393
    01/01/2012 to 12/31/2012.........  $ 9.33702    $11.11487        4,023
    01/01/2013 to 12/31/2013.........  $11.11487    $12.52096        1,803
    01/01/2014 to 12/31/2014.........  $12.52096    $11.44842        1,829

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99805    $10.55438       51,663
    01/01/2011 to 12/31/2011.........  $10.55438    $10.33075       23,238
    01/01/2012 to 12/31/2012.........  $10.33075    $11.16896       21,393
    01/01/2013 to 12/31/2013.........  $11.16896    $12.10980        6,502
    01/01/2014 to 12/31/2014.........  $12.10980    $12.46955        6,355
 AST JENNISON LARGE-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97090    $10.74258            0
    01/01/2011 to 12/31/2011.........  $10.74258    $10.56007            0
    01/01/2012 to 12/31/2012.........  $10.56007    $11.87760            0
    01/01/2013 to 12/31/2013.........  $11.87760    $15.83137          299
    01/01/2014 to 12/31/2014.........  $15.83137    $16.92852          166
 AST LARGE-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99003    $10.58525        4,210
    01/01/2011 to 12/31/2011.........  $10.58525    $ 9.90441          384
    01/01/2012 to 12/31/2012.........  $ 9.90441    $11.30444          133
    01/01/2013 to 12/31/2013.........  $11.30444    $15.43913        1,556
    01/01/2014 to 12/31/2014.........  $15.43913    $17.14880          892
 AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99215    $11.27007       16,985
    01/01/2011 to 12/31/2011.........  $11.27007    $10.90506       10,893
    01/01/2012 to 12/31/2012.........  $10.90506    $11.95463        7,333
    01/01/2013 to 12/31/2013.........  $11.95463    $15.94779        4,490
    01/01/2014 to 12/31/2014.........  $15.94779    $17.22216        3,399

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98822    $10.78752       28,510
    01/01/2011 to 12/31/2011.........  $10.78752    $11.60598       20,013
    01/01/2012 to 12/31/2012.........  $11.60598    $12.00483       30,577
    01/01/2013 to 12/31/2013.........  $12.00483    $11.48813       12,141
    01/01/2014 to 12/31/2014.........  $11.48813    $11.93491        9,385
 AST MFS GLOBAL EQUITY PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98718    $10.86071       16,452
    01/01/2011 to 12/31/2011.........  $10.86071    $10.27356       13,322
    01/01/2012 to 12/31/2012.........  $10.27356    $12.34700        9,873
    01/01/2013 to 12/31/2013.........  $12.34700    $15.38878        8,693
    01/01/2014 to 12/31/2014.........  $15.38878    $15.57270        6,054
 AST MFS GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99805    $10.83645        4,066
    01/01/2011 to 12/31/2011.........  $10.83645    $10.51928        1,160
    01/01/2012 to 12/31/2012.........  $10.51928    $12.02656        1,794
    01/01/2013 to 12/31/2013.........  $12.02656    $16.05490        2,220
    01/01/2014 to 12/31/2014.........  $16.05490    $17.04320        1,538
 AST MFS LARGE-CAP VALUE PORTFOLIO
    08/20/2012* to 12/31/2012........  $ 9.99805    $10.16978            0
    01/01/2013 to 12/31/2013.........  $10.16978    $13.35750        1,819
    01/01/2014 to 12/31/2014.........  $13.35750    $14.37634        1,076

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST MID-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98831    $11.46513        2,468
    01/01/2011 to 12/31/2011.........  $11.46513    $10.80972        1,736
    01/01/2012 to 12/31/2012.........  $10.80972    $12.49876        2,774
    01/01/2013 to 12/31/2013.........  $12.49876    $16.16160        2,492
    01/01/2014 to 12/31/2014.........  $16.16160    $18.14438        2,081
 AST MONEY MARKET PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99805    $ 9.81187        6,611
    01/01/2011 to 12/31/2011.........  $ 9.81187    $ 9.58392      132,278
    01/01/2012 to 12/31/2012.........  $ 9.58392    $ 9.35920       19,325
    01/01/2013 to 12/31/2013.........  $ 9.35920    $ 9.13913        6,955
    01/01/2014 to 12/31/2014.........  $ 9.13913    $ 8.92450          716
 AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99060    $11.19874        3,119
    01/01/2011 to 12/31/2011.........  $11.19874    $10.66429        2,984
    01/01/2012 to 12/31/2012.........  $10.66429    $12.19697        1,459
    01/01/2013 to 12/31/2013.........  $12.19697    $16.91385        4,673
    01/01/2014 to 12/31/2014.........  $16.91385    $18.87003        4,378
 AST NEUBERGER BERMAN CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.02796    $10.05835            0
    01/01/2012 to 12/31/2012.........  $10.05835    $10.30028        2,207
    01/01/2013 to 12/31/2013.........  $10.30028    $ 9.77326            0
    01/01/2014 to 12/31/2014.........  $ 9.77326    $10.03530            0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.95834    $11.88608        2,995
    01/01/2011 to 12/31/2011.........  $11.88608    $11.80292        5,072
    01/01/2012 to 12/31/2012.........  $11.80292    $12.95221        5,156
    01/01/2013 to 12/31/2013.........  $12.95221    $16.77251        4,148
    01/01/2014 to 12/31/2014.........  $16.77251    $17.67872        3,103
 AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97247    $11.39120        6,432
    01/01/2011 to 04/29/2011.........  $11.39120    $12.74737            0
 AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
    04/30/2012* to 12/31/2012........  $ 9.99805    $10.27384        1,294
    01/01/2013 to 12/31/2013.........  $10.27384    $11.93003            0
    01/01/2014 to 12/31/2014.........  $11.93003    $12.24836            0
 AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.93852    $11.63809       11,221
    01/01/2011 to 12/31/2011.........  $11.63809    $ 9.06103        5,285
    01/01/2012 to 12/31/2012.........  $ 9.06103    $10.43410        3,327
    01/01/2013 to 12/31/2013.........  $10.43410    $10.21164        1,870
    01/01/2014 to 12/31/2014.........  $10.21164    $ 9.50471          873
 AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    03/15/2010 to 12/31/2010.........  $10.00747    $10.04881       40,641
    01/01/2011 to 12/31/2011.........  $10.04881    $10.03369       47,814
    01/01/2012 to 12/31/2012.........  $10.03369    $10.25741       33,986
    01/01/2013 to 12/31/2013.........  $10.25741    $ 9.79857        9,824
    01/01/2014 to 12/31/2014.........  $ 9.79857    $ 9.55887        6,441

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST PIMCO TOTAL RETURN BOND PORTFOLIO
    03/15/2010 to 12/31/2010.........  $10.00639    $10.32046      154,934
    01/01/2011 to 12/31/2011.........  $10.32046    $10.39873      115,836
    01/01/2012 to 12/31/2012.........  $10.39873    $11.10057      100,237
    01/01/2013 to 12/31/2013.........  $11.10057    $10.64048       46,151
    01/01/2014 to 12/31/2014.........  $10.64048    $10.82998       36,920
 AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98901    $10.56322      388,380
    01/01/2011 to 12/31/2011.........  $10.56322    $10.41816      266,866
    01/01/2012 to 12/31/2012.........  $10.41816    $11.22833      246,854
    01/01/2013 to 12/31/2013.........  $11.22833    $11.97456      172,769
    01/01/2014 to 12/31/2014.........  $11.97456    $12.36853      151,994
 AST PRUDENTIAL CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.01797    $10.05822        6,308
    01/01/2012 to 12/31/2012.........  $10.05822    $10.51980        1,545
    01/01/2013 to 12/31/2013.........  $10.51980    $10.03496        3,199
    01/01/2014 to 12/31/2014.........  $10.03496    $10.39310        2,824
 AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.96304    $11.47182      108,323
    01/01/2011 to 12/31/2011.........  $11.47182    $10.50641       56,271
    01/01/2012 to 12/31/2012.........  $10.50641    $11.58467       41,626
    01/01/2013 to 12/31/2013.........  $11.58467    $13.23852       26,013
    01/01/2014 to 12/31/2014.........  $13.23852    $14.11648       10,317

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST QMA US EQUITY ALPHA PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99805    $10.85629          747
    01/01/2011 to 12/31/2011.........  $10.85629    $10.96805        1,293
    01/01/2012 to 12/31/2012.........  $10.96805    $12.72392          870
    01/01/2013 to 12/31/2013.........  $12.72392    $16.45421            0
    01/01/2014 to 12/31/2014.........  $16.45421    $18.83337            0
 AST QUANTITATIVE MODELING PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99805    $ 8.85728            0
    01/01/2012 to 12/31/2012.........  $ 8.85728    $ 9.78676            0
    01/01/2013 to 12/31/2013.........  $ 9.78676    $11.69734            0
    01/01/2014 to 12/31/2014.........  $11.69734    $12.16502            0
 AST RCM WORLD TRENDS PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98710    $10.75126       81,315
    01/01/2011 to 12/31/2011.........  $10.75126    $10.30837       43,149
    01/01/2012 to 12/31/2012.........  $10.30837    $11.10075       37,583
    01/01/2013 to 12/31/2013.........  $11.10075    $12.18835       14,195
    01/01/2014 to 12/31/2014.........  $12.18835    $12.51365       23,436
 AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97730    $10.93809       35,595
    01/01/2011 to 12/31/2011.........  $10.93809    $10.42625       18,290
    01/01/2012 to 12/31/2012.........  $10.42625    $11.79997       15,860
    01/01/2013 to 12/31/2013.........  $11.79997    $13.60373        8,167
    01/01/2014 to 12/31/2014.........  $13.60373    $14.00575        7,317

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98193    $10.73043      146,563
    01/01/2011 to 12/31/2011.........  $10.73043    $10.12445      188,730
    01/01/2012 to 12/31/2012.........  $10.12445    $10.98727      214,907
    01/01/2013 to 12/31/2013.........  $10.98727    $12.27410       99,987
    01/01/2014 to 12/31/2014.........  $12.27410    $12.34958       27,436
 AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO
 FORMERLY, AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97138    $12.11885          988
    01/01/2011 to 12/31/2011.........  $12.11885    $10.28273        2,899
    01/01/2012 to 12/31/2012.........  $10.28273    $12.05627        2,105
    01/01/2013 to 12/31/2013.........  $12.05627    $16.57797        2,326
    01/01/2014 to 12/31/2014.........  $16.57797    $16.98811        1,823
 AST SMALL-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.96043    $12.57745          679
    01/01/2011 to 12/31/2011.........  $12.57745    $12.16210        1,658
    01/01/2012 to 12/31/2012.........  $12.16210    $13.32183          742
    01/01/2013 to 12/31/2013.........  $13.32183    $17.58467          634
    01/01/2014 to 12/31/2014.........  $17.58467    $17.82723          666
 AST SMALL-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.96386    $11.43076          787
    01/01/2011 to 12/31/2011.........  $11.43076    $10.49532        1,903
    01/01/2012 to 12/31/2012.........  $10.49532    $12.10947        1,028
    01/01/2013 to 12/31/2013.........  $12.10947    $16.24786        1,584
    01/01/2014 to 12/31/2014.........  $16.24786    $16.70196        1,709

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99174    $10.65907      153,045
    01/01/2011 to 12/31/2011.........  $10.65907    $10.61552       83,263
    01/01/2012 to 12/31/2012.........  $10.61552    $11.76460       91,817
    01/01/2013 to 12/31/2013.........  $11.76460    $13.42200       61,644
    01/01/2014 to 12/31/2014.........  $13.42200    $13.87731       53,688
 AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98539    $10.50481          751
    01/01/2011 to 12/31/2011.........  $10.50481    $10.09018          751
    01/01/2012 to 12/31/2012.........  $10.09018    $11.55233          554
    01/01/2013 to 12/31/2013.........  $11.55233    $14.62983          307
    01/01/2014 to 12/31/2014.........  $14.62983    $15.35296        1,418
 AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97062    $11.10177       18,690
    01/01/2011 to 12/31/2011.........  $11.10177    $10.65756        8,934
    01/01/2012 to 12/31/2012.........  $10.65756    $12.23662        6,109
    01/01/2013 to 12/31/2013.........  $12.23662    $17.21005        2,685
    01/01/2014 to 12/31/2014.........  $17.21005    $18.20816        2,184
 AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.85930    $11.44026       19,602
    01/01/2011 to 12/31/2011.........  $11.44026    $ 9.50511       10,728
    01/01/2012 to 12/31/2012.........  $ 9.50511    $ 9.61709        8,970
    01/01/2013 to 12/31/2013.........  $ 9.61709    $10.83551        8,375
    01/01/2014 to 12/31/2014.........  $10.83551    $ 9.69615        6,409

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST TEMPLETON GLOBAL BOND PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97973    $10.27887       14,160
    01/01/2011 to 12/31/2011.........  $10.27887    $10.45171        9,463
    01/01/2012 to 12/31/2012.........  $10.45171    $10.73906        9,060
    01/01/2013 to 12/31/2013.........  $10.73906    $10.09311        4,500
    01/01/2014 to 12/31/2014.........  $10.09311    $ 9.91083        4,300
 AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99805    $ 8.79506        1,969
    01/01/2012 to 12/31/2012.........  $ 8.79506    $ 9.53337        4,106
    01/01/2013 to 12/31/2013.........  $ 9.53337    $11.21815       54,046
    01/01/2014 to 12/31/2014.........  $11.21815    $11.55756       40,635
 AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99805    $10.36763       19,138
    01/01/2011 to 12/31/2011.........  $10.36763    $10.73432       10,239
    01/01/2012 to 12/31/2012.........  $10.73432    $11.30483        8,960
    01/01/2013 to 12/31/2013.........  $11.30483    $10.87439        8,000
    01/01/2014 to 12/31/2014.........  $10.87439    $11.38303        6,442
 FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
    03/15/2010 to 12/31/2010.........  $ 9.97057    $10.60699      133,847
    01/01/2011 to 12/31/2011.........  $10.60699    $10.18506       82,039
    01/01/2012 to 09/21/2012.........  $10.18506    $11.35160            0

* Denotes the start date of these sub-accounts

                          PREMIER RETIREMENT C SERIES

                         PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

            ACCUMULATION UNIT VALUES: WITH COMBO 5% AND HAV (2.55%)

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.96717    $10.74141      167,105
    01/01/2011 to 12/31/2011.........  $10.74141    $10.18951      383,387
    01/01/2012 to 12/31/2012.........  $10.18951    $11.17714      564,890
    01/01/2013 to 12/31/2013.........  $11.17714    $11.97859      644,487
    01/01/2014 to 12/31/2014.........  $11.97859    $12.11893      526,984
 AST ADVANCED STRATEGIES PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97786    $10.84672      157,036
    01/01/2011 to 12/31/2011.........  $10.84672    $10.58248      271,744
    01/01/2012 to 12/31/2012.........  $10.58248    $11.71974      418,794
    01/01/2013 to 12/31/2013.........  $11.71974    $13.31194      453,848
    01/01/2014 to 12/31/2014.........  $13.31194    $13.76479      396,331
 AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $10.00639    $10.74215        1,676
    01/01/2011 to 12/31/2011.........  $10.74215    $10.84258        5,687
    01/01/2012 to 05/04/2012.........  $10.84258    $11.74393            0
 AST BALANCED ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98813    $10.70000      190,663
    01/01/2011 to 12/31/2011.........  $10.70000    $10.30080      430,302
    01/01/2012 to 12/31/2012.........  $10.30080    $11.29002      678,037
    01/01/2013 to 12/31/2013.........  $11.29002    $12.94389      694,368
    01/01/2014 to 12/31/2014.........  $12.94389    $13.43649      691,680

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99788    $ 9.11049       54,460
    01/01/2012 to 12/31/2012.........  $ 9.11049    $ 9.93389      137,513
    01/01/2013 to 12/31/2013.........  $ 9.93389    $10.73126      100,041
    01/01/2014 to 12/31/2014.........  $10.73126    $10.96953       89,382
 AST BLACKROCK ISHARES ETF PORTFOLIO
    04/29/2013* to 12/31/2013........  $ 9.99788    $10.43460        5,030
    01/01/2014 to 12/31/2014.........  $10.43460    $10.53230       17,033
 AST BOSTON PARTNERS LARGE-CAP VALUE PORTFOLIO
 FORMERLY, AST JENNISON LARGE-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97104    $10.51052        4,275
    01/01/2011 to 12/31/2011.........  $10.51052    $ 9.64136        4,670
    01/01/2012 to 12/31/2012.........  $ 9.64136    $10.63846       11,561
    01/01/2013 to 12/31/2013.........  $10.63846    $13.62577       12,999
    01/01/2014 to 12/31/2014.........  $13.62577    $14.64140       12,456
 AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97704    $10.78022      428,766
    01/01/2011 to 12/31/2011.........  $10.78022    $10.25087      438,240
    01/01/2012 to 12/31/2012.........  $10.25087    $11.35989      642,239
    01/01/2013 to 12/31/2013.........  $11.35989    $13.58098      620,321
    01/01/2014 to 12/31/2014.........  $13.58098    $14.16038      612,337
 AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
    02/25/2013* to 12/31/2013........  $ 9.99788    $11.57177          449
    01/01/2014 to 12/31/2014.........  $11.57177    $12.81148       29,390

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST COHEN & STEERS REALTY PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.95927    $11.72826       10,888
    01/01/2011 to 12/31/2011.........  $11.72826    $12.18302       39,482
    01/01/2012 to 12/31/2012.........  $12.18302    $13.69399       55,492
    01/01/2013 to 12/31/2013.........  $13.69399    $13.76291       47,852
    01/01/2014 to 12/31/2014.........  $13.76291    $17.55832       35,762
 AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
    04/29/2013* to 12/31/2013........  $ 9.99788    $ 9.62880        5,478
    01/01/2014 to 12/31/2014.........  $ 9.62880    $ 9.86208        7,652
 AST FI PYRAMIS QUANTITATIVE PORTFOLIO
 FORMERLY, AST FIRST TRUST BALANCED TARGET PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97535    $10.96121      139,021
    01/01/2011 to 12/31/2011.........  $10.96121    $10.52141      324,059
    01/01/2012 to 12/31/2012.........  $10.52141    $11.34301      482,045
    01/01/2013 to 12/31/2013.........  $11.34301    $12.68539      417,352
    01/01/2014 to 12/31/2014.........  $12.68539    $12.75150      338,779
 AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99788    $10.82825       39,540
    01/01/2011 to 12/31/2011.........  $10.82825    $10.29170       70,667
    01/01/2012 to 12/31/2012.........  $10.29170    $11.39637      129,883
    01/01/2013 to 12/31/2013.........  $11.39637    $13.24084      143,135
    01/01/2014 to 12/31/2014.........  $13.24084    $13.64112      148,734
 AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
    04/30/2012* to 12/31/2012........  $ 9.99788    $10.68144      355,805
    01/01/2013 to 12/31/2013.........  $10.68144    $12.95654      294,094
    01/01/2014 to 12/31/2014.........  $12.95654    $13.02737      277,144

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
    04/29/2013* to 12/31/2013........  $ 9.99788    $10.74896      105,009
    01/01/2014 to 12/31/2014.........  $10.74896    $10.74289      113,304
 AST GLOBAL REAL ESTATE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.96955    $11.48897        1,723
    01/01/2011 to 12/31/2011.........  $11.48897    $10.63223        3,863
    01/01/2012 to 12/31/2012.........  $10.63223    $13.13795       18,728
    01/01/2013 to 12/31/2013.........  $13.13795    $13.35955       20,687
    01/01/2014 to 12/31/2014.........  $13.35955    $14.83165       15,089
 AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $10.01788    $10.72817        9,469
    01/01/2011 to 12/31/2011.........  $10.72817    $10.04130       16,846
    01/01/2012 to 12/31/2012.........  $10.04130    $11.71879       19,710
    01/01/2013 to 12/31/2013.........  $11.71879    $14.81630       33,980
    01/01/2014 to 02/07/2014.........  $14.81630    $14.56189            0
 AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99112    $10.71271        5,638
    01/01/2011 to 12/31/2011.........  $10.71271    $ 9.86385       13,198
    01/01/2012 to 12/31/2012.........  $ 9.86385    $11.50241       17,570
    01/01/2013 to 12/31/2013.........  $11.50241    $14.96894       26,365
    01/01/2014 to 12/31/2014.........  $14.96894    $16.50300       25,185
 AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $10.01920    $11.36046       29,200
    01/01/2011 to 12/31/2011.........  $11.36046    $10.74160       62,117
    01/01/2012 to 12/31/2012.........  $10.74160    $12.52046       96,671
    01/01/2013 to 12/31/2013.........  $12.52046    $16.12907       82,519
    01/01/2014 to 12/31/2014.........  $16.12907    $17.52960       60,682

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98762    $10.64973       87,771
    01/01/2011 to 12/31/2011.........  $10.64973    $10.32607      144,330
    01/01/2012 to 12/31/2012.........  $10.32607    $11.08158      228,824
    01/01/2013 to 12/31/2013.........  $11.08158    $11.85958      179,460
    01/01/2014 to 12/31/2014.........  $11.85958    $12.02421      159,537
 AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.96451    $11.43507       25,393
    01/01/2011 to 12/31/2011.........  $11.43507    $11.28894       62,720
    01/01/2012 to 12/31/2012.........  $11.28894    $12.72661       87,506
    01/01/2013 to 12/31/2013.........  $12.72661    $17.21591       90,008
    01/01/2014 to 12/31/2014.........  $17.21591    $17.98458       74,729
 AST HERNDON LARGE-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98549    $10.61690            0
    01/01/2011 to 12/31/2011.........  $10.61690    $10.29564        1,163
    01/01/2012 to 12/31/2012.........  $10.29564    $11.37723        8,909
    01/01/2013 to 12/31/2013.........  $11.37723    $14.92664        7,818
    01/01/2014 to 12/31/2014.........  $14.92664    $14.77255        6,943
 AST HIGH YIELD PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98385    $10.71107       10,464
    01/01/2011 to 12/31/2011.........  $10.71107    $10.76974       25,312
    01/01/2012 to 12/31/2012.........  $10.76974    $11.95074       42,092
    01/01/2013 to 12/31/2013.........  $11.95074    $12.48235       37,177
    01/01/2014 to 12/31/2014.........  $12.48235    $12.47516       35,809

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST INTERNATIONAL GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.92871    $11.20292         3,059
    01/01/2011 to 12/31/2011.........  $11.20292    $ 9.50659         5,179
    01/01/2012 to 12/31/2012.........  $ 9.50659    $11.15059         8,768
    01/01/2013 to 12/31/2013.........  $11.15059    $12.93712         7,221
    01/01/2014 to 12/31/2014.........  $12.93712    $11.91066         7,726
 AST INTERNATIONAL VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.92858    $10.74384         2,395
    01/01/2011 to 12/31/2011.........  $10.74384    $ 9.15621        13,169
    01/01/2012 to 12/31/2012.........  $ 9.15621    $10.41033         8,567
    01/01/2013 to 12/31/2013.........  $10.41033    $12.11990         8,888
    01/01/2014 to 12/31/2014.........  $12.11990    $11.01907        10,138
 AST INVESTMENT GRADE BOND PORTFOLIO
    03/15/2010 to 12/31/2010.........  $10.00611    $10.54927           691
    01/01/2011 to 12/31/2011.........  $10.54927    $11.56022     1,233,512
    01/01/2012 to 12/31/2012.........  $11.56022    $12.32410       598,831
    01/01/2013 to 12/31/2013.........  $12.32410    $11.62761       220,753
    01/01/2014 to 12/31/2014.........  $11.62761    $12.09359       259,982
 AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97611    $10.81979        91,951
    01/01/2011 to 12/31/2011.........  $10.81979    $10.48427       109,327
    01/01/2012 to 12/31/2012.........  $10.48427    $11.60425       226,391
    01/01/2013 to 12/31/2013.........  $11.60425    $13.14965       220,777
    01/01/2014 to 12/31/2014.........  $13.14965    $13.62994       214,715

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.92123    $10.50702        9,595
    01/01/2011 to 12/31/2011.........  $10.50702    $ 9.30243       20,565
    01/01/2012 to 12/31/2012.........  $ 9.30243    $11.05089       24,409
    01/01/2013 to 12/31/2013.........  $11.05089    $12.42342       26,822
    01/01/2014 to 12/31/2014.........  $12.42342    $11.33597       30,742
 AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99788    $10.53693       85,576
    01/01/2011 to 12/31/2011.........  $10.53693    $10.29267      209,235
    01/01/2012 to 12/31/2012.........  $10.29267    $11.10490      402,402
    01/01/2013 to 12/31/2013.........  $11.10490    $12.01563      253,978
    01/01/2014 to 12/31/2014.........  $12.01563    $12.34727      214,158
 AST JENNISON LARGE-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97073    $10.72487        2,315
    01/01/2011 to 12/31/2011.........  $10.72487    $10.52107        5,706
    01/01/2012 to 12/31/2012.........  $10.52107    $11.80941        4,806
    01/01/2013 to 12/31/2013.........  $11.80941    $15.70822        5,113
    01/01/2014 to 12/31/2014.........  $15.70822    $16.76254       23,327
 AST LARGE-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98986    $10.56785        3,073
    01/01/2011 to 12/31/2011.........  $10.56785    $ 9.86786        4,706
    01/01/2012 to 12/31/2012.........  $ 9.86786    $11.23968        5,624
    01/01/2013 to 12/31/2013.........  $11.23968    $15.31917       13,869
    01/01/2014 to 12/31/2014.........  $15.31917    $16.98076       13,064

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99198    $11.25143       12,641
    01/01/2011 to 12/31/2011.........  $11.25143    $10.86481       40,758
    01/01/2012 to 12/31/2012.........  $10.86481    $11.88598       52,322
    01/01/2013 to 12/31/2013.........  $11.88598    $15.82370       50,745
    01/01/2014 to 12/31/2014.........  $15.82370    $17.05323       70,240
 AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98805    $10.76976       10,556
    01/01/2011 to 12/31/2011.........  $10.76976    $11.56319       58,877
    01/01/2012 to 12/31/2012.........  $11.56319    $11.93613      129,545
    01/01/2013 to 12/31/2013.........  $11.93613    $11.39904      112,452
    01/01/2014 to 12/31/2014.........  $11.39904    $11.81811      127,860
 AST MFS GLOBAL EQUITY PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98701    $10.84273       14,123
    01/01/2011 to 12/31/2011.........  $10.84273    $10.23558       35,829
    01/01/2012 to 12/31/2012.........  $10.23558    $12.27611       41,278
    01/01/2013 to 12/31/2013.........  $12.27611    $15.26917       48,538
    01/01/2014 to 12/31/2014.........  $15.26917    $15.42005       46,172
 AST MFS GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99788    $10.81847          956
    01/01/2011 to 12/31/2011.........  $10.81847    $10.48037        1,182
    01/01/2012 to 12/31/2012.........  $10.48037    $11.95756        7,563
    01/01/2013 to 12/31/2013.........  $11.95756    $15.93010       12,126
    01/01/2014 to 12/31/2014.........  $15.93010    $16.87598       13,399

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST MFS LARGE-CAP VALUE PORTFOLIO
    08/20/2012* to 12/31/2012........  $ 9.99788    $10.16203            0
    01/01/2013 to 12/31/2013.........  $10.16203    $13.31998          617
    01/01/2014 to 12/31/2014.........  $13.31998    $14.30656        3,305
 AST MID-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98814    $11.44613        2,679
    01/01/2011 to 12/31/2011.........  $11.44613    $10.76972        3,745
    01/01/2012 to 12/31/2012.........  $10.76972    $12.42677        6,508
    01/01/2013 to 12/31/2013.........  $12.42677    $16.03553        7,960
    01/01/2014 to 12/31/2014.........  $16.03553    $17.96585        7,644
 AST MONEY MARKET PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99788    $ 9.79566       63,528
    01/01/2011 to 12/31/2011.........  $ 9.79566    $ 9.54851       84,199
    01/01/2012 to 12/31/2012.........  $ 9.54851    $ 9.30541      115,353
    01/01/2013 to 12/31/2013.........  $ 9.30541    $ 9.06810       60,476
    01/01/2014 to 12/31/2014.........  $ 9.06810    $ 8.83676       54,210
 AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99043    $11.18014        4,673
    01/01/2011 to 12/31/2011.........  $11.18014    $10.62477       25,948
    01/01/2012 to 12/31/2012.........  $10.62477    $12.12678       26,715
    01/01/2013 to 12/31/2013.........  $12.12678    $16.78206       46,134
    01/01/2014 to 12/31/2014.........  $16.78206    $18.68475       49,552
 AST NEUBERGER BERMAN CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.02779    $10.05481            0
    01/01/2012 to 12/31/2012.........  $10.05481    $10.27537       16,842
    01/01/2013 to 12/31/2013.........  $10.27537    $ 9.72964       23,341
    01/01/2014 to 12/31/2014.........  $ 9.72964    $ 9.96997       20,473

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.95817    $11.86655       11,338
    01/01/2011 to 12/31/2011.........  $11.86655    $11.75941       19,822
    01/01/2012 to 12/31/2012.........  $11.75941    $12.87796       26,818
    01/01/2013 to 12/31/2013.........  $12.87796    $16.64225       27,499
    01/01/2014 to 12/31/2014.........  $16.64225    $17.50544       26,908
 AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97230    $11.37242        4,525
    01/01/2011 to 04/29/2011.........  $11.37242    $12.71783            0
 AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
    04/30/2012* to 12/31/2012........  $ 9.99788    $10.25956       27,310
    01/01/2013 to 12/31/2013.........  $10.25956    $11.88907       52,270
    01/01/2014 to 12/31/2014.........  $11.88907    $12.18124       34,047
 AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.93835    $11.61895       21,085
    01/01/2011 to 12/31/2011.........  $11.61895    $ 9.02763       60,459
    01/01/2012 to 12/31/2012.........  $ 9.02763    $10.37436       91,217
    01/01/2013 to 12/31/2013.........  $10.37436    $10.13235       73,842
    01/01/2014 to 12/31/2014.........  $10.13235    $ 9.41159       65,537
 AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    03/15/2010 to 12/31/2010.........  $10.00730    $10.03200       12,649
    01/01/2011 to 12/31/2011.........  $10.03200    $ 9.99644       27,615
    01/01/2012 to 12/31/2012.........  $ 9.99644    $10.19835       40,244
    01/01/2013 to 12/31/2013.........  $10.19835    $ 9.72208       28,947
    01/01/2014 to 12/31/2014.........  $ 9.72208    $ 9.46515       25,136

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST PIMCO TOTAL RETURN BOND PORTFOLIO
    03/15/2010 to 12/31/2010.........  $10.00622    $10.30347       178,158
    01/01/2011 to 12/31/2011.........  $10.30347    $10.36040       446,559
    01/01/2012 to 12/31/2012.........  $10.36040    $11.03686       588,604
    01/01/2013 to 12/31/2013.........  $11.03686    $10.55774       561,716
    01/01/2014 to 12/31/2014.........  $10.55774    $10.72390       472,565
 AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98884    $10.54583       731,851
    01/01/2011 to 12/31/2011.........  $10.54583    $10.37969     1,119,963
    01/01/2012 to 12/31/2012.........  $10.37969    $11.16393     1,628,337
    01/01/2013 to 12/31/2013.........  $11.16393    $11.88146     1,651,127
    01/01/2014 to 12/31/2014.........  $11.88146    $12.24708     1,234,550
 AST PRUDENTIAL CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.01780    $10.05469         7,064
    01/01/2012 to 12/31/2012.........  $10.05469    $10.49452        62,139
    01/01/2013 to 12/31/2013.........  $10.49452    $ 9.99029        59,655
    01/01/2014 to 12/31/2014.........  $ 9.99029    $10.32553        33,572
 AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.96287    $11.45297        87,601
    01/01/2011 to 12/31/2011.........  $11.45297    $10.46774       169,648
    01/01/2012 to 12/31/2012.........  $10.46774    $11.51840       293,228
    01/01/2013 to 12/31/2013.........  $11.51840    $13.13583       266,704
    01/01/2014 to 12/31/2014.........  $13.13583    $13.97826       276,217

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST QMA US EQUITY ALPHA PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99788    $10.83845        4,378
    01/01/2011 to 12/31/2011.........  $10.83845    $10.92772        8,411
    01/01/2012 to 12/31/2012.........  $10.92772    $12.65109        8,329
    01/01/2013 to 12/31/2013.........  $12.65109    $16.32645        6,938
    01/01/2014 to 12/31/2014.........  $16.32645    $18.64894        9,172
 AST QUANTITATIVE MODELING PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99788    $ 8.84516            0
    01/01/2012 to 12/31/2012.........  $ 8.84516    $ 9.75335            0
    01/01/2013 to 12/31/2013.........  $ 9.75335    $11.63365            0
    01/01/2014 to 12/31/2014.........  $11.63365    $12.07396            0
 AST RCM WORLD TRENDS PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98694    $10.73352      117,963
    01/01/2011 to 12/31/2011.........  $10.73352    $10.27032      201,184
    01/01/2012 to 12/31/2012.........  $10.27032    $11.03709      312,286
    01/01/2013 to 12/31/2013.........  $11.03709    $12.09370      283,581
    01/01/2014 to 12/31/2014.........  $12.09370    $12.39095      243,819
 AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97713    $10.92006       53,422
    01/01/2011 to 12/31/2011.........  $10.92006    $10.38783      131,451
    01/01/2012 to 12/31/2012.........  $10.38783    $11.73235      286,304
    01/01/2013 to 12/31/2013.........  $11.73235    $13.49810      284,495
    01/01/2014 to 12/31/2014.........  $13.49810    $13.86845      287,189

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98176    $10.71283      167,408
    01/01/2011 to 12/31/2011.........  $10.71283    $10.08718      205,083
    01/01/2012 to 12/31/2012.........  $10.08718    $10.92434      252,695
    01/01/2013 to 12/31/2013.........  $10.92434    $12.17885      242,070
    01/01/2014 to 12/31/2014.........  $12.17885    $12.22866      222,559
 AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO
 FORMERLY, AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97121    $12.09892        5,468
    01/01/2011 to 12/31/2011.........  $12.09892    $10.24479       13,811
    01/01/2012 to 12/31/2012.........  $10.24479    $11.98719       25,094
    01/01/2013 to 12/31/2013.........  $11.98719    $16.44912       21,442
    01/01/2014 to 12/31/2014.........  $16.44912    $16.82164       21,654
 AST SMALL-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.96026    $12.55660        3,910
    01/01/2011 to 12/31/2011.........  $12.55660    $12.11710       18,589
    01/01/2012 to 12/31/2012.........  $12.11710    $13.24520       24,331
    01/01/2013 to 12/31/2013.........  $13.24520    $17.44770       33,399
    01/01/2014 to 12/31/2014.........  $17.44770    $17.65205       31,438
 AST SMALL-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.96369    $11.41170        4,306
    01/01/2011 to 12/31/2011.........  $11.41170    $10.45645        8,391
    01/01/2012 to 12/31/2012.........  $10.45645    $12.03993       14,439
    01/01/2013 to 12/31/2013.........  $12.03993    $16.12133       13,999
    01/01/2014 to 12/31/2014.........  $16.12133    $16.53783       13,367

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99157    $10.64142       293,284
    01/01/2011 to 12/31/2011.........  $10.64142    $10.57627     1,954,073
    01/01/2012 to 12/31/2012.........  $10.57627    $11.69712     3,299,373
    01/01/2013 to 12/31/2013.........  $11.69712    $13.31781       763,114
    01/01/2014 to 12/31/2014.........  $13.31781    $13.74124       681,363
 AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98522    $10.48746             0
    01/01/2011 to 12/31/2011.........  $10.48746    $10.05288         9,858
    01/01/2012 to 12/31/2012.........  $10.05288    $11.48608        30,858
    01/01/2013 to 12/31/2013.........  $11.48608    $14.51599        26,124
    01/01/2014 to 12/31/2014.........  $14.51599    $15.20218        25,930
 AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97045    $11.08349        21,452
    01/01/2011 to 12/31/2011.........  $11.08349    $10.61820        43,885
    01/01/2012 to 12/31/2012.........  $10.61820    $12.16634        91,767
    01/01/2013 to 12/31/2013.........  $12.16634    $17.07622        80,474
    01/01/2014 to 12/31/2014.........  $17.07622    $18.02950        95,943
 AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.85913    $11.42145        26,574
    01/01/2011 to 12/31/2011.........  $11.42145    $ 9.47012        82,004
    01/01/2012 to 12/31/2012.........  $ 9.47012    $ 9.56198       132,650
    01/01/2013 to 12/31/2013.........  $ 9.56198    $10.75135       123,666
    01/01/2014 to 12/31/2014.........  $10.75135    $ 9.60101       113,260

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST TEMPLETON GLOBAL BOND PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97956    $10.26178       18,869
    01/01/2011 to 12/31/2011.........  $10.26178    $10.41305       26,917
    01/01/2012 to 12/31/2012.........  $10.41305    $10.67734       33,212
    01/01/2013 to 12/31/2013.........  $10.67734    $10.01448       35,850
    01/01/2014 to 12/31/2014.........  $10.01448    $ 9.81340       37,189
 AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99788    $ 8.78290       31,332
    01/01/2012 to 12/31/2012.........  $ 8.78290    $ 9.50078      102,605
    01/01/2013 to 12/31/2013.........  $ 9.50078    $11.15692      196,948
    01/01/2014 to 12/31/2014.........  $11.15692    $11.47081      145,181
 AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99788    $10.35050       34,357
    01/01/2011 to 12/31/2011.........  $10.35050    $10.69471       61,487
    01/01/2012 to 12/31/2012.........  $10.69471    $11.24000      116,777
    01/01/2013 to 12/31/2013.........  $11.24000    $10.78980      114,182
    01/01/2014 to 12/31/2014.........  $10.78980    $11.27131      116,760
 FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
    03/15/2010 to 12/31/2010.........  $ 9.97040    $10.58950      112,923
    01/01/2011 to 12/31/2011.........  $10.58950    $10.14747      235,701
    01/01/2012 to 09/21/2012.........  $10.14747    $11.29289            0

* Denotes the start date of these sub-accounts

                          PREMIER RETIREMENT C SERIES

                         PRUCO LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES: WITH HAV AND HD GRO II OR HAV AND GRO PLUS II (2.75%)

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.96700    $10.72366       14,796
    01/01/2011 to 12/31/2011.........  $10.72366    $10.15189       10,827
    01/01/2012 to 12/31/2012.........  $10.15189    $11.11296        5,779
    01/01/2013 to 12/31/2013.........  $11.11296    $11.88536        3,725
    01/01/2014 to 12/31/2014.........  $11.88536    $11.99986        1,487
 AST ADVANCED STRATEGIES PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97769    $10.82881       11,460
    01/01/2011 to 12/31/2011.........  $10.82881    $10.54338        8,150
    01/01/2012 to 12/31/2012.........  $10.54338    $11.65245        5,525
    01/01/2013 to 12/31/2013.........  $11.65245    $13.20831        3,632
    01/01/2014 to 12/31/2014.........  $13.20831    $13.62968        1,564
 AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $10.00622    $10.72434            0
    01/01/2011 to 12/31/2011.........  $10.72434    $10.80251            0
    01/01/2012 to 05/04/2012.........  $10.80251    $11.69228            0
 AST BALANCED ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98796    $10.68235       11,196
    01/01/2011 to 12/31/2011.........  $10.68235    $10.26283       16,878
    01/01/2012 to 12/31/2012.........  $10.26283    $11.22520       11,503
    01/01/2013 to 12/31/2013.........  $11.22520    $12.84311        5,250
    01/01/2014 to 12/31/2014.........  $12.84311    $13.30447        3,854

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99771    $ 9.09799          557
    01/01/2012 to 12/31/2012.........  $ 9.09799    $ 9.89982            0
    01/01/2013 to 12/31/2013.........  $ 9.89982    $10.67248        4,717
    01/01/2014 to 12/31/2014.........  $10.67248    $10.88710        4,586
 AST BLACKROCK ISHARES ETF PORTFOLIO
    04/29/2013* to 12/31/2013........  $ 9.99771    $10.41997            0
    01/01/2014 to 12/31/2014.........  $10.41997    $10.49600            0
 AST BOND PORTFOLIO 2017
    03/15/2010 to 12/31/2010.........  $ 9.99771    $10.51691          252
    01/01/2011 to 12/31/2011.........  $10.51691    $11.39516       15,914
    01/01/2012 to 12/31/2012.........  $11.39516    $11.64852       18,176
    01/01/2013 to 12/31/2013.........  $11.64852    $11.09505       17,962
    01/01/2014 to 12/31/2014.........  $11.09505    $10.94414        6,842
 AST BOND PORTFOLIO 2018
    03/15/2010 to 12/31/2010.........  $10.00641    $10.55941            0
    01/01/2011 to 12/31/2011.........  $10.55941    $11.66419      111,997
    01/01/2012 to 12/31/2012.........  $11.66419    $11.99129      104,938
    01/01/2013 to 12/31/2013.........  $11.99129    $11.29499       15,257
    01/01/2014 to 12/31/2014.........  $11.29499    $11.27683       15,924
 AST BOND PORTFOLIO 2019
    03/15/2010 to 12/31/2010.........  $ 9.99771    $10.56226            0
    01/01/2011 to 12/31/2011.........  $10.56226    $11.91326            0
    01/01/2012 to 12/31/2012.........  $11.91326    $12.26395            0
    01/01/2013 to 12/31/2013.........  $12.26395    $11.35048            0
    01/01/2014 to 12/31/2014.........  $11.35048    $11.50911            0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST BOND PORTFOLIO 2020
    03/15/2010 to 12/31/2010.........  $10.00853    $10.59284            0
    01/01/2011 to 12/31/2011.........  $10.59284    $12.22622            0
    01/01/2012 to 12/31/2012.........  $12.22622    $12.64076            0
    01/01/2013 to 12/31/2013.........  $12.64076    $11.49213        4,114
    01/01/2014 to 12/31/2014.........  $11.49213    $11.86449        9,386
 AST BOND PORTFOLIO 2021
    03/15/2010 to 12/31/2010.........  $10.00746    $10.69390            0
    01/01/2011 to 12/31/2011.........  $10.69390    $12.51181       30,456
    01/01/2012 to 12/31/2012.........  $12.51181    $12.99385       21,994
    01/01/2013 to 12/31/2013.........  $12.99385    $11.75179            0
    01/01/2014 to 12/31/2014.........  $11.75179    $12.30644       32,423
 AST BOND PORTFOLIO 2022
    01/03/2011* to 12/31/2011........  $ 9.99771    $11.90464       29,958
    01/01/2012 to 12/31/2012.........  $11.90464    $12.25361       39,959
    01/01/2013 to 12/31/2013.........  $12.25361    $10.75527        6,167
    01/01/2014 to 12/31/2014.........  $10.75527    $11.54418        6,115
 AST BOND PORTFOLIO 2023
    01/03/2012* to 12/31/2012........  $ 9.99695    $10.29814            0
    01/01/2013 to 12/31/2013.........  $10.29814    $ 8.99349        2,668
    01/01/2014 to 12/31/2014.........  $ 8.99349    $ 9.84987        1,511
 AST BOND PORTFOLIO 2024
    01/02/2013* to 12/31/2013........  $ 9.99847    $ 8.66486            0
    01/01/2014 to 12/31/2014.........  $ 8.66486    $ 9.65617            0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST BOND PORTFOLIO 2025
    01/02/2014* to 12/31/2014........  $ 9.99847    $11.19362          389
 AST BOSTON PARTNERS LARGE-CAP VALUE PORTFOLIO
 FORMERLY, AST JENNISON LARGE-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97087    $10.49321            0
    01/01/2011 to 12/31/2011.........  $10.49321    $ 9.60584            0
    01/01/2012 to 12/31/2012.........  $ 9.60584    $10.57745            0
    01/01/2013 to 12/31/2013.........  $10.57745    $13.51977            0
    01/01/2014 to 12/31/2014.........  $13.51977    $14.49777            0
 AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97688    $10.76246          643
    01/01/2011 to 12/31/2011.........  $10.76246    $10.21302       24,342
    01/01/2012 to 12/31/2012.........  $10.21302    $11.29456       12,090
    01/01/2013 to 12/31/2013.........  $11.29456    $13.47532       44,223
    01/01/2014 to 12/31/2014.........  $13.47532    $14.02148       27,407
 AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
    02/25/2013* to 12/31/2013........  $ 9.99771    $11.55149            0
    01/01/2014 to 12/31/2014.........  $11.55149    $12.76281            0
 AST COHEN & STEERS REALTY PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.95910    $11.70896          366
    01/01/2011 to 12/31/2011.........  $11.70896    $12.13801            0
    01/01/2012 to 12/31/2012.........  $12.13801    $13.61543            0
    01/01/2013 to 12/31/2013.........  $13.61543    $13.65589            0
    01/01/2014 to 12/31/2014.........  $13.65589    $17.38605            0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST DEFENSIVE ASSET ALLOCATION PORTFOLIO
    04/29/2013* to 12/31/2013........  $ 9.99771    $ 9.61528           0
    01/01/2014 to 12/31/2014.........  $ 9.61528    $ 9.82794           0
 AST FI PYRAMIS QUANTITATIVE PORTFOLIO
 FORMERLY, AST FIRST TRUST BALANCED TARGET PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97519    $10.94313       6,176
    01/01/2011 to 12/31/2011.........  $10.94313    $10.48257       3,355
    01/01/2012 to 12/31/2012.........  $10.48257    $11.27790       2,678
    01/01/2013 to 12/31/2013.........  $11.27790    $12.58678         162
    01/01/2014 to 12/31/2014.........  $12.58678    $12.62646         268
 AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99771    $10.81038       1,533
    01/01/2011 to 12/31/2011.........  $10.81038    $10.25374         244
    01/01/2012 to 12/31/2012.........  $10.25374    $11.33113         248
    01/01/2013 to 12/31/2013.........  $11.33113    $13.13814         252
    01/01/2014 to 12/31/2014.........  $13.13814    $13.50755          59
 AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO
    04/30/2012* to 12/31/2012........  $ 9.99771    $10.66667       1,616
    01/01/2013 to 12/31/2013.........  $10.66667    $12.91205       2,291
    01/01/2014 to 12/31/2014.........  $12.91205    $12.95603          90
 AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO
    04/29/2013* to 12/31/2013........  $ 9.99771    $10.73396           0
    01/01/2014 to 12/31/2014.........  $10.73396    $10.70590           0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST GLOBAL REAL ESTATE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.96938    $11.47011           0
    01/01/2011 to 12/31/2011.........  $11.47011    $10.59309           0
    01/01/2012 to 12/31/2012.........  $10.59309    $13.06256           0
    01/01/2013 to 12/31/2013.........  $13.06256    $13.25567           0
    01/01/2014 to 12/31/2014.........  $13.25567    $14.68609           0
 AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $10.01771    $10.71055       2,552
    01/01/2011 to 12/31/2011.........  $10.71055    $10.00421         981
    01/01/2012 to 12/31/2012.........  $10.00421    $11.65151         969
    01/01/2013 to 12/31/2013.........  $11.65151    $14.70103           0
    01/01/2014 to 02/07/2014.........  $14.70103    $14.44549           0
 AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99096    $10.69508           0
    01/01/2011 to 12/31/2011.........  $10.69508    $ 9.82737           0
    01/01/2012 to 12/31/2012.........  $ 9.82737    $11.43620           0
    01/01/2013 to 12/31/2013.........  $11.43620    $14.85237           0
    01/01/2014 to 12/31/2014.........  $14.85237    $16.34088           0
 AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $10.01903    $11.34173       1,002
    01/01/2011 to 12/31/2011.........  $11.34173    $10.70195         383
    01/01/2012 to 12/31/2012.........  $10.70195    $12.44853         378
    01/01/2013 to 12/31/2013.........  $12.44853    $16.00348           0
    01/01/2014 to 12/31/2014.........  $16.00348    $17.35744           0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98745    $10.63219        941
    01/01/2011 to 12/31/2011.........  $10.63219    $10.28798          0
    01/01/2012 to 12/31/2012.........  $10.28798    $11.01804          0
    01/01/2013 to 12/31/2013.........  $11.01804    $11.76744         48
    01/01/2014 to 12/31/2014.........  $11.76744    $11.90634         31
 AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.96434    $11.41620        596
    01/01/2011 to 12/31/2011.........  $11.41620    $11.24738        217
    01/01/2012 to 12/31/2012.........  $11.24738    $12.65369        223
    01/01/2013 to 12/31/2013.........  $12.65369    $17.08207          0
    01/01/2014 to 12/31/2014.........  $17.08207    $17.80809          0
 AST HERNDON LARGE-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98532    $10.59935          0
    01/01/2011 to 12/31/2011.........  $10.59935    $10.25763          0
    01/01/2012 to 12/31/2012.........  $10.25763    $11.31190          0
    01/01/2013 to 12/31/2013.........  $11.31190    $14.81056          0
    01/01/2014 to 12/31/2014.........  $14.81056    $14.62760          0
 AST HIGH YIELD PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98368    $10.69330        835
    01/01/2011 to 12/31/2011.........  $10.69330    $10.72976        381
    01/01/2012 to 12/31/2012.........  $10.72976    $11.88182        396
    01/01/2013 to 12/31/2013.........  $11.88182    $12.38479          0
    01/01/2014 to 12/31/2014.........  $12.38479    $12.35226          0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST INTERNATIONAL GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.92854    $11.18449           0
    01/01/2011 to 12/31/2011.........  $11.18449    $ 9.47146           0
    01/01/2012 to 12/31/2012.........  $ 9.47146    $11.08653           0
    01/01/2013 to 12/31/2013.........  $11.08653    $12.83645           0
    01/01/2014 to 12/31/2014.........  $12.83645    $11.79377           0
 AST INTERNATIONAL VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.92841    $10.72599           0
    01/01/2011 to 12/31/2011.........  $10.72599    $ 9.12230       1,763
    01/01/2012 to 12/31/2012.........  $ 9.12230    $10.35044       1,111
    01/01/2013 to 12/31/2013.........  $10.35044    $12.02540       1,610
    01/01/2014 to 12/31/2014.........  $12.02540    $10.91075           0
 AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97595    $10.80195         409
    01/01/2011 to 12/31/2011.........  $10.80195    $10.44554          97
    01/01/2012 to 12/31/2012.........  $10.44554    $11.53760         122
    01/01/2013 to 12/31/2013.........  $11.53760    $13.04727          44
    01/01/2014 to 12/31/2014.........  $13.04727    $13.49604          28
 AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.92106    $10.48980           0
    01/01/2011 to 12/31/2011.........  $10.48980    $ 9.26818           0
    01/01/2012 to 12/31/2012.........  $ 9.26818    $10.98758           0
    01/01/2013 to 12/31/2013.........  $10.98758    $12.32685           0
    01/01/2014 to 12/31/2014.........  $12.32685    $11.22470           0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99771    $10.51949       8,102
    01/01/2011 to 12/31/2011.........  $10.51949    $10.25469       2,123
    01/01/2012 to 12/31/2012.........  $10.25469    $11.04117       1,261
    01/01/2013 to 12/31/2013.........  $11.04117    $11.92221       1,906
    01/01/2014 to 12/31/2014.........  $11.92221    $12.22615       1,492
 AST JENNISON LARGE-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97056    $10.70715           0
    01/01/2011 to 12/31/2011.........  $10.70715    $10.48218           0
    01/01/2012 to 12/31/2012.........  $10.48218    $11.74163           0
    01/01/2013 to 12/31/2013.........  $11.74163    $15.58607           0
    01/01/2014 to 12/31/2014.........  $15.58607    $16.59806           0
 AST LARGE-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98970    $10.55041           0
    01/01/2011 to 12/31/2011.........  $10.55041    $ 9.83148       1,720
    01/01/2012 to 12/31/2012.........  $ 9.83148    $11.17513         996
    01/01/2013 to 12/31/2013.........  $11.17513    $15.20013       1,329
    01/01/2014 to 12/31/2014.........  $15.20013    $16.81409           0
 AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99181    $11.23275           0
    01/01/2011 to 12/31/2011.........  $11.23275    $10.82462           0
    01/01/2012 to 12/31/2012.........  $10.82462    $11.81764           0
    01/01/2013 to 12/31/2013.........  $11.81764    $15.70050           0
    01/01/2014 to 12/31/2014.........  $15.70050    $16.88573           0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98789    $10.75190           0
    01/01/2011 to 12/31/2011.........  $10.75190    $11.52039         165
    01/01/2012 to 12/31/2012.........  $11.52039    $11.86737       1,108
    01/01/2013 to 12/31/2013.........  $11.86737    $11.31018           0
    01/01/2014 to 12/31/2014.........  $11.31018    $11.70199           0
 AST MFS GLOBAL EQUITY PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98684    $10.82492       1,055
    01/01/2011 to 12/31/2011.........  $10.82492    $10.19791         405
    01/01/2012 to 12/31/2012.........  $10.19791    $12.20578         385
    01/01/2013 to 12/31/2013.........  $12.20578    $15.15062           0
    01/01/2014 to 12/31/2014.........  $15.15062    $15.26888           0
 AST MFS GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99771    $10.80059           0
    01/01/2011 to 12/31/2011.........  $10.80059    $10.44170           0
    01/01/2012 to 12/31/2012.........  $10.44170    $11.88889           0
    01/01/2013 to 12/31/2013.........  $11.88889    $15.80610           0
    01/01/2014 to 12/31/2014.........  $15.80610    $16.71032           0
 AST MFS LARGE-CAP VALUE PORTFOLIO
    08/20/2012* to 12/31/2012........  $ 9.99771    $10.15434           0
    01/01/2013 to 12/31/2013.........  $10.15434    $13.28266           0
    01/01/2014 to 12/31/2014.........  $13.28266    $14.23729           0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST MID-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98797    $11.42724           0
    01/01/2011 to 12/31/2011.........  $11.42724    $10.72987           0
    01/01/2012 to 12/31/2012.........  $10.72987    $12.35534           0
    01/01/2013 to 12/31/2013.........  $12.35534    $15.91067           0
    01/01/2014 to 12/31/2014.........  $15.91067    $17.78949           0
 AST MONEY MARKET PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99771    $ 9.77948           0
    01/01/2011 to 12/31/2011.........  $ 9.77948    $ 9.51316           0
    01/01/2012 to 12/31/2012.........  $ 9.51316    $ 9.25176           0
    01/01/2013 to 12/31/2013.........  $ 9.25176    $ 8.99738           0
    01/01/2014 to 12/31/2014.........  $ 8.99738    $ 8.74997           0
 AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99026    $11.16162           0
    01/01/2011 to 12/31/2011.........  $11.16162    $10.58549       1,617
    01/01/2012 to 12/31/2012.........  $10.58549    $12.05705         935
    01/01/2013 to 12/31/2013.........  $12.05705    $16.65147       1,201
    01/01/2014 to 12/31/2014.........  $16.65147    $18.50134           0
 AST NEUBERGER BERMAN CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.02762    $10.05125         189
    01/01/2012 to 12/31/2012.........  $10.05125    $10.25066       1,278
    01/01/2013 to 12/31/2013.........  $10.25066    $ 9.68631           0
    01/01/2014 to 12/31/2014.........  $ 9.68631    $ 9.90508           0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.95800    $11.84700            0
    01/01/2011 to 12/31/2011.........  $11.84700    $11.71601            0
    01/01/2012 to 12/31/2012.........  $11.71601    $12.80398            0
    01/01/2013 to 12/31/2013.........  $12.80398    $16.51270            0
    01/01/2014 to 12/31/2014.........  $16.51270    $17.33352            0
 AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97213    $11.35367            0
    01/01/2011 to 04/29/2011.........  $11.35367    $12.68831            0
 AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO
    04/30/2012* to 12/31/2012........  $ 9.99771    $10.24525            0
    01/01/2013 to 12/31/2013.........  $10.24525    $11.84816           48
    01/01/2014 to 12/31/2014.........  $11.84816    $12.11446           31
 AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.93818    $11.59963            0
    01/01/2011 to 12/31/2011.........  $11.59963    $ 8.99411            0
    01/01/2012 to 12/31/2012.........  $ 8.99411    $10.31451            0
    01/01/2013 to 12/31/2013.........  $10.31451    $10.05322            0
    01/01/2014 to 12/31/2014.........  $10.05322    $ 9.31891            0
 AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    03/15/2010 to 12/31/2010.........  $10.00713    $10.01555       12,555
    01/01/2011 to 12/31/2011.........  $10.01555    $ 9.95961        6,956
    01/01/2012 to 12/31/2012.........  $ 9.95961    $10.14002        5,512
    01/01/2013 to 12/31/2013.........  $10.14002    $ 9.64682        5,136
    01/01/2014 to 12/31/2014.........  $ 9.64682    $ 9.37250            0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST PIMCO TOTAL RETURN BOND PORTFOLIO
    03/15/2010 to 12/31/2010.........  $10.00606    $10.28652        8,105
    01/01/2011 to 12/31/2011.........  $10.28652    $10.32213        4,446
    01/01/2012 to 12/31/2012.........  $10.32213    $10.97353        3,523
    01/01/2013 to 12/31/2013.........  $10.97353    $10.47566        3,091
    01/01/2014 to 12/31/2014.........  $10.47566    $10.61868            0
 AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98867    $10.52841       20,195
    01/01/2011 to 12/31/2011.........  $10.52841    $10.34140       17,281
    01/01/2012 to 12/31/2012.........  $10.34140    $11.09980        9,964
    01/01/2013 to 12/31/2013.........  $11.09980    $11.78897        3,128
    01/01/2014 to 12/31/2014.........  $11.78897    $12.12687        2,381
 AST PRUDENTIAL CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........  $10.01763    $10.05117          195
    01/01/2012 to 12/31/2012.........  $10.05117    $10.46916        1,295
    01/01/2013 to 12/31/2013.........  $10.46916    $ 9.94579            0
    01/01/2014 to 12/31/2014.........  $ 9.94579    $10.25860            0
 AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.96270    $11.43400        8,549
    01/01/2011 to 12/31/2011.........  $11.43400    $10.42906       25,952
    01/01/2012 to 12/31/2012.........  $10.42906    $11.45211       12,675
    01/01/2013 to 12/31/2013.........  $11.45211    $13.03341       45,794
    01/01/2014 to 12/31/2014.........  $13.03341    $13.84084       28,057

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST QMA US EQUITY ALPHA PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99771    $10.82053           0
    01/01/2011 to 12/31/2011.........  $10.82053    $10.88734           0
    01/01/2012 to 12/31/2012.........  $10.88734    $12.57847           0
    01/01/2013 to 12/31/2013.........  $12.57847    $16.19961           0
    01/01/2014 to 12/31/2014.........  $16.19961    $18.46617           0
 AST QUANTITATIVE MODELING PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99771    $ 8.83297           0
    01/01/2012 to 12/31/2012.........  $ 8.83297    $ 9.71986           0
    01/01/2013 to 12/31/2013.........  $ 9.71986    $11.56990           0
    01/01/2014 to 12/31/2014.........  $11.56990    $11.98312           0
 AST RCM WORLD TRENDS PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98677    $10.71579       5,627
    01/01/2011 to 12/31/2011.........  $10.71579    $10.23226       3,799
    01/01/2012 to 12/31/2012.........  $10.23226    $10.97355       3,643
    01/01/2013 to 12/31/2013.........  $10.97355    $11.99941       4,070
    01/01/2014 to 12/31/2014.........  $11.99941    $12.26924       4,761
 AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97696    $10.90202       1,514
    01/01/2011 to 12/31/2011.........  $10.90202    $10.34944         242
    01/01/2012 to 12/31/2012.........  $10.34944    $11.66483         243
    01/01/2013 to 12/31/2013.........  $11.66483    $13.39288         248
    01/01/2014 to 12/31/2014.........  $13.39288    $13.73219          58

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98159    $10.69512       7,916
    01/01/2011 to 12/31/2011.........  $10.69512    $10.04992       9,367
    01/01/2012 to 12/31/2012.........  $10.04992    $10.86155       5,553
    01/01/2013 to 12/31/2013.........  $10.86155    $12.08406       3,658
    01/01/2014 to 12/31/2014.........  $12.08406    $12.10859       1,366
 AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO
 FORMERLY, AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97104    $12.07901           0
    01/01/2011 to 12/31/2011.........  $12.07901    $10.20705           0
    01/01/2012 to 12/31/2012.........  $10.20705    $11.91843           0
    01/01/2013 to 12/31/2013.........  $11.91843    $16.32126           0
    01/01/2014 to 12/31/2014.........  $16.32126    $16.65666           0
 AST SMALL-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.96009    $12.53600           0
    01/01/2011 to 12/31/2011.........  $12.53600    $12.07235           0
    01/01/2012 to 12/31/2012.........  $12.07235    $13.16924           0
    01/01/2013 to 12/31/2013.........  $13.16924    $17.31206           0
    01/01/2014 to 12/31/2014.........  $17.31206    $17.47895           0
 AST SMALL-CAP VALUE PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.96352    $11.39297           0
    01/01/2011 to 12/31/2011.........  $11.39297    $10.41785       1,645
    01/01/2012 to 12/31/2012.........  $10.41785    $11.97090         956
    01/01/2013 to 12/31/2013.........  $11.97090    $15.99607       1,244
    01/01/2014 to 12/31/2014.........  $15.99607    $16.37571           0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99140    $10.62382       3,080
    01/01/2011 to 12/31/2011.........  $10.62382    $10.53707       1,206
    01/01/2012 to 12/31/2012.........  $10.53707    $11.62994       1,262
    01/01/2013 to 12/31/2013.........  $11.62994    $13.21403       4,046
    01/01/2014 to 12/31/2014.........  $13.21403    $13.60632       4,232
 AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.98505    $10.47018           0
    01/01/2011 to 12/31/2011.........  $10.47018    $10.01575           0
    01/01/2012 to 12/31/2012.........  $10.01575    $11.42003           0
    01/01/2013 to 12/31/2013.........  $11.42003    $14.40301           0
    01/01/2014 to 12/31/2014.........  $14.40301    $15.05291           0
 AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97029    $11.06509           0
    01/01/2011 to 12/31/2011.........  $11.06509    $10.57896           0
    01/01/2012 to 12/31/2012.........  $10.57896    $12.09650           0
    01/01/2013 to 12/31/2013.........  $12.09650    $16.94341           0
    01/01/2014 to 12/31/2014.........  $16.94341    $17.85268           0
 AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.85896    $11.40251         655
    01/01/2011 to 12/31/2011.........  $11.40251    $ 9.43499           0
    01/01/2012 to 12/31/2012.........  $ 9.43499    $ 9.50688           0
    01/01/2013 to 12/31/2013.........  $ 9.50688    $10.66755           0
    01/01/2014 to 12/31/2014.........  $10.66755    $ 9.50673           0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST TEMPLETON GLOBAL BOND PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.97939    $10.24482           0
    01/01/2011 to 12/31/2011.........  $10.24482    $10.37455           0
    01/01/2012 to 12/31/2012.........  $10.37455    $10.61596           0
    01/01/2013 to 12/31/2013.........  $10.61596    $ 9.93654           0
    01/01/2014 to 12/31/2014.........  $ 9.93654    $ 9.71700           0
 AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
    05/02/2011* to 12/31/2011........  $ 9.99771    $ 8.77077           0
    01/01/2012 to 12/31/2012.........  $ 8.77077    $ 9.46811           0
    01/01/2013 to 12/31/2013.........  $ 9.46811    $11.09563          52
    01/01/2014 to 12/31/2014.........  $11.09563    $11.38453          34
 AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    03/15/2010 to 12/31/2010.........  $ 9.99771    $10.33336       1,650
    01/01/2011 to 12/31/2011.........  $10.33336    $10.65525         536
    01/01/2012 to 12/31/2012.........  $10.65525    $11.17547         589
    01/01/2013 to 12/31/2013.........  $11.17547    $10.70590           0
    01/01/2014 to 12/31/2014.........  $10.70590    $11.16093           0
 FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
    03/15/2010 to 12/31/2010.........  $ 9.97024    $10.57193       7,696
    01/01/2011 to 12/31/2011.........  $10.57193    $10.10982       3,762
    01/01/2012 to 09/21/2012.........  $10.10982    $11.23413           0

* Denotes the start date of these sub-accounts

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2014

                                                                              SUBACCOUNTS
                                               -------------------------------------------------------------------------
                                                                                                 PRUDENTIAL   PRUDENTIAL
                                                PRUDENTIAL      PRUDENTIAL                        FLEXIBLE   CONSERVATIVE
                                               MONEY MARKET  DIVERSIFIED BOND PRUDENTIAL EQUITY   MANAGED      BALANCED
                                                PORTFOLIO       PORTFOLIO         PORTFOLIO      PORTFOLIO    PORTFOLIO
                                               ------------  ---------------- ----------------- -----------  ------------
ASSETS
  Investment in the portfolios, at fair value. $123,829,847    $183,884,372     $202,450,898    $13,885,768  $18,808,198
                                               ------------    ------------     ------------    -----------  -----------
  Net Assets.................................. $123,829,847    $183,884,372     $202,450,898    $13,885,768  $18,808,198
                                               ============    ============     ============    ===========  ===========

NET ASSETS, representing:
  Accumulation units.......................... $123,829,847    $183,884,372     $202,450,898    $13,885,768  $18,808,198
                                               ------------    ------------     ------------    -----------  -----------
                                               $123,829,847    $183,884,372     $202,450,898    $13,885,768  $18,808,198
                                               ============    ============     ============    ===========  ===========

  Units outstanding...........................  105,488,489      72,636,072       71,106,864      5,009,097    7,301,716
                                               ============    ============     ============    ===========  ===========

  Portfolio shares held.......................   12,382,985      15,770,529        5,250,283        585,650      837,782
  Portfolio net asset value per share......... $      10.00    $      11.66     $      38.56    $     23.71  $     22.45
  Investment in portfolio shares, at cost..... $123,829,847    $175,539,612     $141,181,978    $10,056,787  $13,015,828

STATEMENTS OF OPERATIONS
For the year ended December 31, 2014
                                                                              SUBACCOUNTS
                                               -------------------------------------------------------------------------
                                                                                                 PRUDENTIAL   PRUDENTIAL
                                                PRUDENTIAL      PRUDENTIAL                        FLEXIBLE   CONSERVATIVE
                                               MONEY MARKET  DIVERSIFIED BOND PRUDENTIAL EQUITY   MANAGED      BALANCED
                                                PORTFOLIO       PORTFOLIO         PORTFOLIO      PORTFOLIO    PORTFOLIO
                                               ------------  ---------------- ----------------- -----------  ------------
                                                01/01/2014      01/01/2014       01/01/2014      01/01/2014   01/01/2014
                                                    TO              TO               TO              TO           TO
                                                12/31/2014      12/31/2014       12/31/2014      12/31/2014   12/31/2014
                                               ------------  ---------------- ----------------- -----------  ------------
INVESTMENT INCOME
  Dividend income............................. $      1,143    $  2,159,057     $          -    $         -  $         -
                                               ------------    ------------     ------------    -----------  -----------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................    1,987,389       2,662,084        2,995,510        193,942      269,465
                                               ------------    ------------     ------------    -----------  -----------

NET INVESTMENT INCOME (LOSS)..................   (1,986,246)       (503,027)      (2,995,510)      (193,942)    (269,465)
                                               ------------    ------------     ------------    -----------  -----------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........            -               -                -              -            -
  Realized gain (loss) on shares
   redeemed...................................            -         619,943        8,074,287        457,871      797,672
  Net change in unrealized gain (loss) on
   investments................................            -      10,405,429        7,249,111        994,092      836,709
                                               ------------    ------------     ------------    -----------  -----------

NET GAIN (LOSS) ON INVESTMENTS................            -      11,025,372       15,323,398      1,451,963    1,634,381
                                               ------------    ------------     ------------    -----------  -----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS................................. $ (1,986,246)   $ 10,522,345     $ 12,327,888    $ 1,258,021  $ 1,364,916
                                               ============    ============     ============    ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A1

                                                 SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------
                                 PRUDENTIAL                                                    PRUDENTIAL
 PRUDENTIAL     PRUDENTIAL HIGH   NATURAL                                       PRUDENTIAL        SMALL       T. ROWE PRICE
   VALUE          YIELD BOND     RESOURCES   PRUDENTIAL STOCK    PRUDENTIAL      JENNISON    CAPITALIZATION   INTERNATIONAL
 PORTFOLIO         PORTFOLIO     PORTFOLIO   INDEX PORTFOLIO  GLOBAL PORTFOLIO  PORTFOLIO    STOCK PORTFOLIO STOCK PORTFOLIO
------------    --------------- -----------  ---------------- ---------------- ------------  --------------- ---------------
$296,460,515     $178,308,731   $ 5,550,543    $310,970,803     $60,957,519    $296,938,124    $61,806,529     $20,257,223
------------     ------------   -----------    ------------     -----------    ------------    -----------     -----------
$296,460,515     $178,308,731   $ 5,550,543    $310,970,803     $60,957,519    $296,938,124    $61,806,529     $20,257,223
============     ============   ===========    ============     ===========    ============    ===========     ===========

$296,460,515     $178,308,731   $ 5,550,543    $310,970,803     $60,957,519    $296,938,124    $61,806,529     $20,257,223
------------     ------------   -----------    ------------     -----------    ------------    -----------     -----------
$296,460,515     $178,308,731   $ 5,550,543    $310,970,803     $60,957,519    $296,938,124    $61,806,529     $20,257,223
============     ============   ===========    ============     ===========    ============    ===========     ===========

  99,749,309       42,176,156       903,400     114,421,833      27,386,565     103,662,544     13,549,571      12,524,392
============     ============   ===========    ============     ===========    ============    ===========     ===========

  11,195,639       34,894,077       185,823       6,303,888       2,370,044       7,268,987      2,241,804       1,327,472
$      26.48     $       5.11   $     29.87    $      49.33     $     25.72    $      40.85    $     27.57     $     15.26
$212,174,245     $185,355,155   $ 6,418,520    $211,683,452     $45,894,287    $165,441,352    $36,989,525     $17,486,272

                                                 SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------
                                 PRUDENTIAL                                                    PRUDENTIAL
 PRUDENTIAL     PRUDENTIAL HIGH   NATURAL                                       PRUDENTIAL        SMALL       T. ROWE PRICE
   VALUE          YIELD BOND     RESOURCES   PRUDENTIAL STOCK    PRUDENTIAL      JENNISON    CAPITALIZATION   INTERNATIONAL
 PORTFOLIO         PORTFOLIO     PORTFOLIO   INDEX PORTFOLIO  GLOBAL PORTFOLIO  PORTFOLIO    STOCK PORTFOLIO STOCK PORTFOLIO
------------    --------------- -----------  ---------------- ---------------- ------------  --------------- ---------------
 01/01/2014       01/01/2014     01/01/2014     01/01/2014       01/01/2014     01/01/2014     01/01/2014      01/01/2014
     TO               TO             TO             TO               TO             TO             TO              TO
 12/31/2014       12/31/2014     12/31/2014     12/31/2014       12/31/2014     12/31/2014     12/31/2014      12/31/2014
------------    --------------- -----------  ---------------- ---------------- ------------  --------------- ---------------
$          -     $ 11,724,502   $         -    $  9,426,833     $         -    $          -    $         -     $   222,517
------------     ------------   -----------    ------------     -----------    ------------    -----------     -----------

   4,655,133        2,948,108       106,097       4,579,196         951,579       4,433,617        872,657         303,441
------------     ------------   -----------    ------------     -----------    ------------    -----------     -----------

  (4,655,133)       8,776,394      (106,097)      4,847,637        (951,579)     (4,433,617)      (872,657)        (80,924)
------------     ------------   -----------    ------------     -----------    ------------    -----------     -----------

           -                -             -      13,648,805               -               -              -         117,803
  13,599,970          579,963       111,827      16,013,778       2,322,972      21,510,578      3,532,193         395,716

  16,031,501       (6,601,487)   (1,466,994)       (506,994)       (261,920)      7,278,406       (423,764)       (972,680)
------------     ------------   -----------    ------------     -----------    ------------    -----------     -----------

  29,631,471       (6,021,524)   (1,355,167)     29,155,589       2,061,052      28,788,984      3,108,429        (459,161)
------------     ------------   -----------    ------------     -----------    ------------    -----------     -----------

$ 24,976,338     $  2,754,870   $(1,461,264)   $ 34,003,226     $ 1,109,473    $ 24,355,367    $ 2,235,772     $  (540,085)
============     ============   ===========    ============     ===========    ============    ===========     ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A2

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2014

                                                                                  SUBACCOUNTS
                                               --------------------------------------------------------------------------------
                                                                                                   JANUS ASPEN
                                               T. ROWE PRICE                       JANUS ASPEN      OVERSEAS
                                               EQUITY INCOME  INVESCO V.I. CORE JANUS PORTFOLIO -  PORTFOLIO -  MFS(R) RESEARCH
                                                PORTFOLIO -     EQUITY FUND -     INSTITUTIONAL   INSTITUTIONAL SERIES - INITIAL
                                               INVESTOR CLASS     SERIES I           SHARES          SHARES          CLASS
                                               -------------- ----------------- ----------------- ------------- ----------------
ASSETS
  Investment in the portfolios, at fair value.  $74,911,907      $90,740,425       $62,899,948    $ 75,535,811    $20,287,552
                                                -----------      -----------       -----------    ------------    -----------
  Net Assets..................................  $74,911,907      $90,740,425       $62,899,948    $ 75,535,811    $20,287,552
                                                ===========      ===========       ===========    ============    ===========

NET ASSETS, representing:
  Accumulation units..........................  $74,911,907      $90,740,425       $62,899,948    $ 75,535,811    $20,287,552
                                                -----------      -----------       -----------    ------------    -----------
                                                $74,911,907      $90,740,425       $62,899,948    $ 75,535,811    $20,287,552
                                                ===========      ===========       ===========    ============    ===========

  Units outstanding...........................   23,102,223       33,856,822        25,153,673      22,927,785      7,640,572
                                                ===========      ===========       ===========    ============    ===========

  Portfolio shares held.......................    2,495,400        2,213,181         1,758,947       2,319,896        696,927
  Portfolio net asset value per share.........  $     30.02      $     41.00       $     35.76    $      32.56    $     29.11
  Investment in portfolio shares, at cost.....  $49,800,215      $54,675,042       $46,714,881    $ 76,000,638    $12,927,312

STATEMENTS OF OPERATIONS
For the year ended December 31, 2014
                                                                                  SUBACCOUNTS
                                               --------------------------------------------------------------------------------
                                                                                                   JANUS ASPEN
                                               T. ROWE PRICE                       JANUS ASPEN      OVERSEAS
                                               EQUITY INCOME  INVESCO V.I. CORE JANUS PORTFOLIO -  PORTFOLIO -  MFS(R) RESEARCH
                                                PORTFOLIO -     EQUITY FUND -     INSTITUTIONAL   INSTITUTIONAL SERIES - INITIAL
                                               INVESTOR CLASS     SERIES I           SHARES          SHARES          CLASS
                                               -------------- ----------------- ----------------- ------------- ----------------
                                                 01/01/2014      01/01/2014        01/01/2014      01/01/2014      01/01/2014
                                                     TO              TO                TO              TO              TO
                                                 12/31/2014      12/31/2014        12/31/2014      12/31/2014      12/31/2014
                                               -------------- ----------------- ----------------- ------------- ----------------
INVESTMENT INCOME
  Dividend income.............................  $ 1,329,489      $   791,146       $   225,192    $  5,196,856    $   168,923
                                                -----------      -----------       -----------    ------------    -----------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................    1,069,775        1,319,262           860,726       1,246,732        289,575
                                                -----------      -----------       -----------    ------------    -----------

NET INVESTMENT INCOME (LOSS)..................      259,714         (528,116)         (635,534)      3,950,124       (120,652)
                                                -----------      -----------       -----------    ------------    -----------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........            -          441,712         4,420,526       6,250,826      1,532,829
  Realized gain (loss) on shares
   redeemed...................................    3,349,892        5,421,923         1,951,916       1,761,172      1,313,531
  Net change in unrealized gain (loss) on
   investments................................      742,395          797,770           950,592     (23,494,194)    (1,026,053)
                                                -----------      -----------       -----------    ------------    -----------

NET GAIN (LOSS) ON INVESTMENTS................    4,092,287        6,661,405         7,323,034     (15,482,196)     1,820,307
                                                -----------      -----------       -----------    ------------    -----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.................................  $ 4,352,001      $ 6,133,289       $ 6,687,500    $(11,532,072)   $ 1,699,655
                                                ===========      ===========       ===========    ============    ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A3

                                                  SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------
                               FRANKLIN
                             SMALL-MID CAP                              ALLIANCEBERNSTEIN
 MFS(R) GROWTH    VP VALUE      GROWTH       PRUDENTIAL                   VPS LARGE CAP     PRUDENTIAL SP     JANUS ASPEN
SERIES - INITIAL   FUND -     VIP FUND -   JENNISON 20/20  DAVIS VALUE  GROWTH PORTFOLIO - SMALL CAP VALUE JANUS PORTFOLIO -
     CLASS        CLASS I       CLASS 2    FOCUS PORTFOLIO  PORTFOLIO        CLASS B          PORTFOLIO     SERVICE SHARES
---------------- ----------- ------------- --------------- -----------  ------------------ --------------- -----------------
  $61,530,762    $30,777,889  $28,451,462    $49,919,625   $28,795,407      $7,691,429      $104,078,768      $11,421,964
  -----------    -----------  -----------    -----------   -----------      ----------      ------------      -----------
  $61,530,762    $30,777,889  $28,451,462    $49,919,625   $28,795,407      $7,691,429      $104,078,768      $11,421,964
  ===========    ===========  ===========    ===========   ===========      ==========      ============      ===========

  $61,530,762    $30,777,889  $28,451,462    $49,919,625   $28,795,407      $7,691,429      $104,078,768      $11,421,964
  -----------    -----------  -----------    -----------   -----------      ----------      ------------      -----------
  $61,530,762    $30,777,889  $28,451,462    $49,919,625   $28,795,407      $7,691,429      $104,078,768      $11,421,964
  ===========    ===========  ===========    ===========   ===========      ==========      ============      ===========

   22,311,087      9,537,603   10,386,118     20,332,558    18,107,817       7,457,283        39,236,475        7,008,554
  ===========    ===========  ===========    ===========   ===========      ==========      ============      ===========

    1,547,944      3,270,764    1,207,617      2,252,691     2,543,764         162,335         5,267,144          324,395
  $     39.75    $      9.41  $     23.56    $     22.16   $     11.32      $    47.38      $      19.76      $     35.21
  $37,879,082    $22,216,147  $26,522,612    $29,110,632   $28,215,511      $4,911,956      $ 64,430,682      $ 7,017,444

                                                  SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------
                               FRANKLIN
                             SMALL-MID CAP                              ALLIANCEBERNSTEIN
 MFS(R) GROWTH    VP VALUE      GROWTH       PRUDENTIAL                   VPS LARGE CAP     PRUDENTIAL SP     JANUS ASPEN
SERIES - INITIAL   FUND -     VIP FUND -   JENNISON 20/20  DAVIS VALUE  GROWTH PORTFOLIO - SMALL CAP VALUE JANUS PORTFOLIO -
     CLASS        CLASS I       CLASS 2    FOCUS PORTFOLIO  PORTFOLIO        CLASS B          PORTFOLIO     SERVICE SHARES
---------------- ----------- ------------- --------------- -----------  ------------------ --------------- -----------------
   01/01/2014    01/01/2014   01/01/2014     01/01/2014    01/01/2014       01/01/2014       01/01/2014       01/01/2014
       TO            TO           TO             TO            TO               TO               TO               TO
   12/31/2014    12/31/2014   12/31/2014     12/31/2014    12/31/2014       12/31/2014       12/31/2014       12/31/2014
---------------- ----------- ------------- --------------- -----------  ------------------ --------------- -----------------
  $    63,929    $   468,276  $         -    $         -   $   268,371      $        -      $          -      $    25,579
  -----------    -----------  -----------    -----------   -----------      ----------      ------------      -----------

      862,446        424,932      404,102        724,683       412,451         102,438         1,713,332          188,981
  -----------    -----------  -----------    -----------   -----------      ----------      ------------      -----------

     (798,517)        43,344     (404,102)      (724,683)     (144,080)       (102,438)       (1,713,332)        (163,402)
  -----------    -----------  -----------    -----------   -----------      ----------      ------------      -----------

    4,079,711              -    5,628,732              -     5,808,652               -                 -          843,862
    3,416,274      1,098,091      524,295      2,833,497       785,383         567,705         7,122,056          826,081
   (2,334,140)     2,146,098   (4,124,430)       766,629    (5,134,353)        371,025        (2,069,035)        (336,604)
  -----------    -----------  -----------    -----------   -----------      ----------      ------------      -----------

    5,161,845      3,244,189    2,028,597      3,600,126     1,459,682         938,730         5,053,021        1,333,339
  -----------    -----------  -----------    -----------   -----------      ----------      ------------      -----------

  $ 4,363,328    $ 3,287,533  $ 1,624,495    $ 2,875,443   $ 1,315,602      $  836,292      $  3,339,689      $ 1,169,937
  ===========    ===========  ===========    ===========   ===========      ==========      ============      ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A4

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2014

                                                                                  SUBACCOUNTS
                                               ---------------------------------------------------------------------------------
                                                PRUDENTIAL SP                                          AST        AST SCHRODERS
                                                  PRUDENTIAL     PRUDENTIAL SP    PRUDENTIAL SP   GOLDMAN SACHS    MULTI-ASSET
                                                U.S. EMERGING    INTERNATIONAL    INTERNATIONAL     LARGE-CAP    WORLD STRATEGIES
                                               GROWTH PORTFOLIO GROWTH PORTFOLIO VALUE PORTFOLIO VALUE PORTFOLIO    PORTFOLIO
                                               ---------------- ---------------- --------------- --------------- ----------------
ASSETS
  Investment in the portfolios, at fair value.   $127,550,881     $35,458,947      $33,367,415    $259,462,977    $2,539,962,996
                                                 ------------     -----------      -----------    ------------    --------------
  Net Assets..................................   $127,550,881     $35,458,947      $33,367,415    $259,462,977    $2,539,962,996
                                                 ============     ===========      ===========    ============    ==============

NET ASSETS, representing:
  Accumulation units..........................   $127,550,881     $35,458,947      $33,367,415    $259,462,977    $2,539,962,996
                                                 ------------     -----------      -----------    ------------    --------------
                                                 $127,550,881     $35,458,947      $33,367,415    $259,462,977    $2,539,962,996
                                                 ============     ===========      ===========    ============    ==============

  Units outstanding...........................     44,521,357      23,270,765       19,869,784      16,012,792       199,888,655
                                                 ============     ===========      ===========    ============    ==============

  Portfolio shares held.......................     10,754,712       5,969,520        4,466,856       9,746,919       155,921,608
  Portfolio net asset value per share.........   $      11.86     $      5.94      $      7.47    $      26.62    $        16.29
  Investment in portfolio shares, at cost.....   $ 77,014,773     $36,810,042      $35,667,990    $182,051,251    $2,102,330,924

STATEMENTS OF OPERATIONS
For the year ended December 31, 2014
                                                                                  SUBACCOUNTS
                                               ---------------------------------------------------------------------------------
                                                PRUDENTIAL SP                                          AST        AST SCHRODERS
                                                  PRUDENTIAL     PRUDENTIAL SP    PRUDENTIAL SP   GOLDMAN SACHS    MULTI-ASSET
                                                U.S. EMERGING    INTERNATIONAL    INTERNATIONAL     LARGE-CAP    WORLD STRATEGIES
                                               GROWTH PORTFOLIO GROWTH PORTFOLIO VALUE PORTFOLIO VALUE PORTFOLIO    PORTFOLIO
                                               ---------------- ---------------- --------------- --------------- ----------------
                                                  01/01/2014       01/01/2014      01/01/2014      01/01/2014       01/01/2014
                                                      TO               TO              TO              TO               TO
                                                  12/31/2014       12/31/2014      12/31/2014      12/31/2014       12/31/2014
                                               ---------------- ---------------- --------------- --------------- ----------------
INVESTMENT INCOME
  Dividend income.............................   $          -     $         -      $         -    $          -    $            -
                                                 ------------     -----------      -----------    ------------    --------------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................      2,072,654         632,150          620,515       3,669,871        43,789,724
                                                 ------------     -----------      -----------    ------------    --------------

NET INVESTMENT INCOME (LOSS)..................     (2,072,654)       (632,150)        (620,515)     (3,669,871)      (43,789,724)
                                                 ------------     -----------      -----------    ------------    --------------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........              -               -                -               -                 -
  Realized gain (loss) on shares
   redeemed...................................      8,245,384         (58,325)        (124,328)     11,512,566        52,915,866
  Net change in unrealized gain (loss) on
   investments................................      3,374,815      (2,277,469)      (2,092,441)     17,147,726        23,674,132
                                                 ------------     -----------      -----------    ------------    --------------

NET GAIN (LOSS) ON INVESTMENTS................     11,620,199      (2,335,794)      (2,216,769)     28,660,292        76,589,998
                                                 ------------     -----------      -----------    ------------    --------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.................................   $  9,547,545     $(2,967,944)     $(2,837,284)   $ 24,990,421    $   32,800,274
                                                 ============     ===========      ===========    ============    ==============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A5

                                                 SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------
                AST J.P. MORGAN  AST HERNDON                 AST SMALL-CAP                                   AST GOLDMAN
 AST COHEN &       STRATEGIC      LARGE-CAP                     GROWTH                                          SACHS
STEERS REALTY    OPPORTUNITIES      VALUE     AST HIGH YIELD OPPORTUNITIES   AST MID-CAP    AST SMALL-CAP    CONCENTRATED
  PORTFOLIO        PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO   VALUE PORTFOLIO VALUE PORTFOLIO GROWTH PORTFOLIO
-------------   --------------- ------------  -------------- ------------- --------------- --------------- ----------------
$239,837,524    $1,675,340,382  $146,622,446   $203,686,732  $169,021,894   $113,914,840    $107,334,719     $          -
------------    --------------  ------------   ------------  ------------   ------------    ------------     ------------
$239,837,524    $1,675,340,382  $146,622,446   $203,686,732  $169,021,894   $113,914,840    $107,334,719     $          -
============    ==============  ============   ============  ============   ============    ============     ============

$239,837,524    $1,675,340,382  $146,622,446   $203,686,732  $169,021,894   $113,914,840    $107,334,719     $          -
------------    --------------  ------------   ------------  ------------   ------------    ------------     ------------
$239,837,524    $1,675,340,382  $146,622,446   $203,686,732  $169,021,894   $113,914,840    $107,334,719     $          -
============    ==============  ============   ============  ============   ============    ============     ============

  13,311,892       130,504,071     9,863,434     15,527,480    10,031,807      6,169,731       6,293,911                -
============    ==============  ============   ============  ============   ============    ============     ============

  24,201,566       101,844,400    11,252,682     24,190,823    11,877,856      5,575,861       4,973,805                -
$       9.91    $        16.45  $      13.03   $       8.42  $      14.23   $      20.43    $      21.58     $          -
$180,214,242    $1,371,022,009  $109,490,906   $185,008,822  $125,026,019   $ 78,350,737    $ 78,113,779     $          -

                                                 SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------
                AST J.P. MORGAN  AST HERNDON                 AST SMALL-CAP                                   AST GOLDMAN
 AST COHEN &       STRATEGIC      LARGE-CAP                     GROWTH                                          SACHS
STEERS REALTY    OPPORTUNITIES      VALUE     AST HIGH YIELD OPPORTUNITIES   AST MID-CAP    AST SMALL-CAP    CONCENTRATED
  PORTFOLIO        PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO   VALUE PORTFOLIO VALUE PORTFOLIO GROWTH PORTFOLIO
-------------   --------------- ------------  -------------- ------------- --------------- --------------- ----------------
 01/01/2014       01/01/2014     01/01/2014     01/01/2014    01/01/2014     01/01/2014      01/01/2014       01/01/2014
     TO               TO             TO             TO            TO             TO              TO               TO
 12/31/2014       12/31/2014     12/31/2014     12/31/2014    12/31/2014     12/31/2014      12/31/2014      02/07/2014**
-------------   --------------- ------------  -------------- ------------- --------------- --------------- ----------------
$          -    $            -  $          -   $          -  $          -   $          -    $          -     $          -
------------    --------------  ------------   ------------  ------------   ------------    ------------     ------------

   3,577,459        27,654,003     2,515,465      3,498,439     2,744,632      1,798,086       1,878,352          273,980
------------    --------------  ------------   ------------  ------------   ------------    ------------     ------------

  (3,577,459)      (27,654,003)   (2,515,465)    (3,498,439)   (2,744,632)    (1,798,086)     (1,878,352)        (273,980)
------------    --------------  ------------   ------------  ------------   ------------    ------------     ------------

           -                 -             -              -             -              -               -                -
   8,505,775        27,446,651     7,834,048      5,746,086    10,739,907      6,905,924       8,265,098       38,732,776
  47,576,427        60,334,920    (5,445,848)      (395,128)   (3,381,016)     7,643,071      (3,126,077)     (41,075,181)
------------    --------------  ------------   ------------  ------------   ------------    ------------     ------------

  56,082,202        87,781,571     2,388,200      5,350,958     7,358,891     14,548,995       5,139,021       (2,342,405)
------------    --------------  ------------   ------------  ------------   ------------    ------------     ------------

$ 52,504,743    $   60,127,568  $   (127,265)  $  1,852,519  $  4,614,259   $ 12,750,909    $  3,260,669     $ (2,616,385)
============    ==============  ============   ============  ============   ============    ============     ============

** Date subaccount was no longer available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A6

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2014

                                                                                 SUBACCOUNTS
                                               -------------------------------------------------------------------------------
                                                                                                    AST LOOMIS
                                                 AST GOLDMAN                    AST LORD ABBETT       SAYLES          AST
                                                SACHS MID-CAP    AST LARGE-CAP     CORE FIXED       LARGE-CAP      MFS GROWTH
                                               GROWTH PORTFOLIO VALUE PORTFOLIO INCOME PORTFOLIO GROWTH PORTFOLIO  PORTFOLIO
                                               ---------------- --------------- ---------------- ---------------- ------------
ASSETS
  Investment in the portfolios, at fair value.   $271,569,698    $409,452,191     $594,715,250     $404,850,011   $122,404,837
                                                 ------------    ------------     ------------     ------------   ------------
  Net Assets..................................   $271,569,698    $409,452,191     $594,715,250     $404,850,011   $122,404,837
                                                 ============    ============     ============     ============   ============

NET ASSETS, representing:
  Accumulation units..........................   $271,569,698    $409,452,191     $594,715,250     $404,850,011   $122,404,837
                                                 ------------    ------------     ------------     ------------   ------------
                                                 $271,569,698    $409,452,191     $594,715,250     $404,850,011   $122,404,837
                                                 ============    ============     ============     ============   ============

  Units outstanding...........................     14,692,106      25,255,265       49,551,416       23,783,239      7,243,407
                                                 ============    ============     ============     ============   ============

  Portfolio shares held.......................     35,086,524      18,125,374       49,642,341       12,545,708      7,378,230
  Portfolio net asset value per share.........   $       7.74    $      22.59     $      11.98     $      32.27   $      16.59
  Investment in portfolio shares, at cost.....   $195,610,772    $277,085,040     $562,943,686     $304,023,987   $ 88,073,765

STATEMENTS OF OPERATIONS
For the year ended December 31, 2014
                                                                                 SUBACCOUNTS
                                               -------------------------------------------------------------------------------
                                                                                                    AST LOOMIS
                                                 AST GOLDMAN                    AST LORD ABBETT       SAYLES          AST
                                                SACHS MID-CAP    AST LARGE-CAP     CORE FIXED       LARGE-CAP      MFS GROWTH
                                               GROWTH PORTFOLIO VALUE PORTFOLIO INCOME PORTFOLIO GROWTH PORTFOLIO  PORTFOLIO
                                               ---------------- --------------- ---------------- ---------------- ------------
                                                  01/01/2014      01/01/2014       01/01/2014       01/01/2014     01/01/2014
                                                      TO              TO               TO               TO             TO
                                                  12/31/2014      12/31/2014       12/31/2014       12/31/2014     12/31/2014
                                               ---------------- --------------- ---------------- ---------------- ------------
INVESTMENT INCOME
  Dividend income.............................   $          -    $          -     $          -     $          -   $          -
                                                 ------------    ------------     ------------     ------------   ------------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................      4,489,213       4,887,200        7,727,817        6,194,961      1,757,070
                                                 ------------    ------------     ------------     ------------   ------------

NET INVESTMENT INCOME (LOSS)..................     (4,489,213)     (4,887,200)      (7,727,817)      (6,194,961)    (1,757,070)
                                                 ------------    ------------     ------------     ------------   ------------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........              -               -                -                -              -
  Realized gain (loss) on shares
   redeemed...................................     13,426,753      16,653,317        2,437,958       16,122,217      6,694,014
  Net change in unrealized gain (loss) on
   investments................................     15,054,195      33,285,748       32,200,094       27,283,225      2,940,022
                                                 ------------    ------------     ------------     ------------   ------------

NET GAIN (LOSS) ON INVESTMENTS................     28,480,948      49,939,065       34,638,052       43,405,442      9,634,036
                                                 ------------    ------------     ------------     ------------   ------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.................................   $ 23,991,735    $ 45,051,865     $ 26,910,235     $ 37,210,481   $  7,876,966
                                                 ============    ============     ============     ============   ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A7

                                                    SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------
                 AST NEUBERGER                       AST                           AST              AST
 AST NEUBERGER   BERMAN / LSV     AST PIMCO     T. ROWE PRICE  AST QMA US     T. ROWE PRICE    T. ROWE PRICE
 BERMAN MID-CAP  MID-CAP VALUE LIMITED MATURITY EQUITY INCOME EQUITY ALPHA  NATURAL RESOURCES ASSET ALLOCATION  AST MFS GLOBAL
GROWTH PORTFOLIO   PORTFOLIO    BOND PORTFOLIO    PORTFOLIO    PORTFOLIO        PORTFOLIO        PORTFOLIO     EQUITY PORTFOLIO
---------------- ------------- ---------------- ------------- ------------  ----------------- ---------------- ----------------
  $284,956,071   $292,468,757    $162,189,725   $322,746,077  $168,707,059    $295,414,147     $7,977,063,217    $356,336,807
  ------------   ------------    ------------   ------------  ------------    ------------     --------------    ------------
  $284,956,071   $292,468,757    $162,189,725   $322,746,077  $168,707,059    $295,414,147     $7,977,063,217    $356,336,807
  ============   ============    ============   ============  ============    ============     ==============    ============

  $284,956,071   $292,468,757    $162,189,725   $322,746,077  $168,707,059    $295,414,147     $7,977,063,217    $356,336,807
  ------------   ------------    ------------   ------------  ------------    ------------     --------------    ------------
  $284,956,071   $292,468,757    $162,189,725   $322,746,077  $168,707,059    $295,414,147     $7,977,063,217    $356,336,807
  ============   ============    ============   ============  ============    ============     ==============    ============

    16,497,401     15,349,477      15,865,967     21,816,830     8,979,699      28,651,080        568,526,998      22,518,431
  ============   ============    ============   ============  ============    ============     ==============    ============

     8,155,583     10,635,228      15,685,660     24,376,592     7,991,808      14,182,148        338,154,439      22,696,612
  $      34.94   $      27.50    $      10.34   $      13.24  $      21.11    $      20.83     $        23.59    $      15.70
  $206,511,370   $198,913,241    $165,112,985   $234,277,248  $129,767,221    $295,956,104     $6,284,899,269    $279,582,238

                                                    SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------
                 AST NEUBERGER                       AST                           AST              AST
 AST NEUBERGER   BERMAN / LSV     AST PIMCO     T. ROWE PRICE  AST QMA US     T. ROWE PRICE    T. ROWE PRICE
 BERMAN MID-CAP  MID-CAP VALUE LIMITED MATURITY EQUITY INCOME EQUITY ALPHA  NATURAL RESOURCES ASSET ALLOCATION  AST MFS GLOBAL
GROWTH PORTFOLIO   PORTFOLIO    BOND PORTFOLIO    PORTFOLIO    PORTFOLIO        PORTFOLIO        PORTFOLIO     EQUITY PORTFOLIO
---------------- ------------- ---------------- ------------- ------------  ----------------- ---------------- ----------------
   01/01/2014     01/01/2014      01/01/2014     01/01/2014    01/01/2014      01/01/2014        01/01/2014       01/01/2014
       TO             TO              TO             TO            TO              TO                TO               TO
   12/31/2014     12/31/2014      12/31/2014     12/31/2014    12/31/2014      12/31/2014        12/31/2014       12/31/2014
---------------- ------------- ---------------- ------------- ------------  ----------------- ---------------- ----------------
  $          -   $          -    $          -   $          -  $          -    $          -     $            -    $          -
  ------------   ------------    ------------   ------------  ------------    ------------     --------------    ------------

     4,326,555      4,705,622       3,005,116      4,307,216     2,036,485       5,664,136        123,062,097       5,389,705
  ------------   ------------    ------------   ------------  ------------    ------------     --------------    ------------

    (4,326,555)    (4,705,622)     (3,005,116)    (4,307,216)   (2,036,485)     (5,664,136)      (123,062,097)     (5,389,705)
  ------------   ------------    ------------   ------------  ------------    ------------     --------------    ------------

             -              -               -              -             -               -                  -               -
    13,083,844     15,642,469        (787,920)    10,238,310     5,958,156       8,496,082         90,971,266      11,517,102
     7,423,717     20,987,783         706,223     12,334,345    13,015,970     (34,565,699)       345,108,884         240,863
  ------------   ------------    ------------   ------------  ------------    ------------     --------------    ------------

    20,507,561     36,630,252         (81,697)    22,572,655    18,974,126     (26,069,617)       436,080,150      11,757,965
  ------------   ------------    ------------   ------------  ------------    ------------     --------------    ------------

  $ 16,181,006   $ 31,924,630    $ (3,086,813)  $ 18,265,439  $ 16,937,641    $(31,733,753)    $  313,018,053    $  6,368,260
  ============   ============    ============   ============  ============    ============     ==============    ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A8

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2014

                                                                                SUBACCOUNTS
                                               -----------------------------------------------------------------------------
                                                                                    AST                        AST ACADEMIC
                                                                     AST        WELLINGTON     AST CAPITAL      STRATEGIES
                                               AST J.P. MORGAN    TEMPLETON     MANAGEMENT     GROWTH ASSET       ASSET
                                                INTERNATIONAL    GLOBAL BOND   HEDGED EQUITY    ALLOCATION      ALLOCATION
                                               EQUITY PORTFOLIO   PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO
                                               ---------------- ------------  --------------  --------------  --------------
ASSETS
  Investment in the portfolios, at fair value.   $201,652,986   $194,299,855  $1,548,822,529  $7,352,204,320  $4,038,220,348
                                                 ------------   ------------  --------------  --------------  --------------
  Net Assets..................................   $201,652,986   $194,299,855  $1,548,822,529  $7,352,204,320  $4,038,220,348
                                                 ============   ============  ==============  ==============  ==============

NET ASSETS, representing:
  Accumulation units..........................   $201,652,986   $194,299,855  $1,548,822,529  $7,352,204,320  $4,038,220,348
                                                 ------------   ------------  --------------  --------------  --------------
                                                 $201,652,986   $194,299,855  $1,548,822,529  $7,352,204,320  $4,038,220,348
                                                 ============   ============  ==============  ==============  ==============

  Units outstanding...........................     17,384,407     18,913,325     130,026,899     516,836,090     326,241,303
                                                 ============   ============  ==============  ==============  ==============

  Portfolio shares held.......................      8,409,215     17,940,892     122,436,564     490,473,937     309,442,172
  Portfolio net asset value per share.........   $      23.98   $      10.83  $        12.65  $        14.99  $        13.05
  Investment in portfolio shares, at cost.....   $181,706,400   $198,188,863  $1,302,582,260  $5,552,012,800  $3,345,735,469

STATEMENTS OF OPERATIONS
For the year ended December 31, 2014
                                                                                SUBACCOUNTS
                                               -----------------------------------------------------------------------------
                                                                                    AST                        AST ACADEMIC
                                                                     AST        WELLINGTON     AST CAPITAL      STRATEGIES
                                               AST J.P. MORGAN    TEMPLETON     MANAGEMENT     GROWTH ASSET       ASSET
                                                INTERNATIONAL    GLOBAL BOND   HEDGED EQUITY    ALLOCATION      ALLOCATION
                                               EQUITY PORTFOLIO   PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO
                                               ---------------- ------------  --------------  --------------  --------------
                                                  01/01/2014     01/01/2014     01/01/2014      01/01/2014      01/01/2014
                                                      TO             TO             TO              TO              TO
                                                  12/31/2014     12/31/2014     12/31/2014      12/31/2014      12/31/2014
                                               ---------------- ------------  --------------  --------------  --------------
INVESTMENT INCOME
  Dividend income.............................   $          -   $          -  $            -  $            -  $            -
                                                 ------------   ------------  --------------  --------------  --------------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................      3,464,472      2,785,992      23,170,716     117,281,762      72,750,126
                                                 ------------   ------------  --------------  --------------  --------------

NET INVESTMENT INCOME (LOSS)..................     (3,464,472)    (2,785,992)    (23,170,716)   (117,281,762)    (72,750,126)
                                                 ------------   ------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........              -              -               -               -               -
  Realized gain (loss) on shares
   redeemed...................................      4,465,079       (304,263)     20,416,371      94,697,186      95,706,429
  Net change in unrealized gain (loss) on
   investments................................    (18,138,406)     1,406,712      56,145,958     374,353,508      59,313,157
                                                 ------------   ------------  --------------  --------------  --------------

NET GAIN (LOSS) ON INVESTMENTS................    (13,673,327)     1,102,449      76,562,329     469,050,694     155,019,586
                                                 ------------   ------------  --------------  --------------  --------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.................................   $(17,137,799)  $ (1,683,543) $   53,391,613  $  351,768,932  $   82,269,460
                                                 ============   ============  ==============  ==============  ==============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A9

                                                 SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------
                       AST                                                             AST
 AST BALANCED      PRESERVATION                   AST PRUDENTIAL                  T. ROWE PRICE                   AST
    ASSET             ASSET       AST FI PYRAMIS      GROWTH       AST ADVANCED     LARGE-CAP       AST        SMALL-CAP
  ALLOCATION        ALLOCATION     QUANTITATIVE     ALLOCATION      STRATEGIES       GROWTH     MONEY MARKET     GROWTH
  PORTFOLIO         PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO    PORTFOLIO     PORTFOLIO
--------------    --------------  --------------  --------------  --------------  ------------- ------------  ------------
$7,070,582,658    $4,631,403,989  $3,226,252,759  $4,474,369,276  $6,256,006,335  $590,749,420  $192,740,753  $196,547,126
--------------    --------------  --------------  --------------  --------------  ------------  ------------  ------------
$7,070,582,658    $4,631,403,989  $3,226,252,759  $4,474,369,276  $6,256,006,335  $590,749,420  $192,740,753  $196,547,126
==============    ==============  ==============  ==============  ==============  ============  ============  ============

$7,070,582,658    $4,631,403,989  $3,226,252,759  $4,474,369,276  $6,256,006,335  $590,749,420  $192,740,753  $196,547,126
--------------    --------------  --------------  --------------  --------------  ------------  ------------  ------------
$7,070,582,658    $4,631,403,989  $3,226,252,759  $4,474,369,276  $6,256,006,335  $590,749,420  $192,740,753  $196,547,126
==============    ==============  ==============  ==============  ==============  ============  ============  ============

   514,029,248       360,303,030     251,090,931     324,805,239     447,097,289    31,589,569    20,583,057    10,894,174
==============    ==============  ==============  ==============  ==============  ============  ============  ============

   480,992,018       332,715,804     266,412,284     342,601,017     418,742,057    26,455,415   192,740,753     6,180,727
$        14.70    $        13.92  $        12.11  $        13.06  $        14.94  $      22.33  $       1.00  $      31.80
$5,442,041,629    $3,888,151,635  $2,656,237,842  $3,543,695,415  $4,916,159,690  $405,806,464  $192,740,753  $147,059,806

                                                 SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------
                       AST                                                             AST
 AST BALANCED      PRESERVATION                   AST PRUDENTIAL                  T. ROWE PRICE                   AST
    ASSET             ASSET       AST FI PYRAMIS      GROWTH       AST ADVANCED     LARGE-CAP       AST        SMALL-CAP
  ALLOCATION        ALLOCATION     QUANTITATIVE     ALLOCATION      STRATEGIES       GROWTH     MONEY MARKET     GROWTH
  PORTFOLIO         PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO    PORTFOLIO     PORTFOLIO
--------------    --------------  --------------  --------------  --------------  ------------- ------------  ------------
  01/01/2014        01/01/2014      01/01/2014      01/01/2014      01/01/2014     01/01/2014    01/01/2014    01/01/2014
      TO                TO              TO              TO              TO             TO            TO            TO
  12/31/2014        12/31/2014      12/31/2014      12/31/2014      12/31/2014     12/31/2014    12/31/2014    12/31/2014
--------------    --------------  --------------  --------------  --------------  ------------- ------------  ------------
$            -    $            -  $            -  $            -  $            -  $          -  $          -  $          -
--------------    --------------  --------------  --------------  --------------  ------------  ------------  ------------

   111,792,335        78,276,914      51,821,901      67,512,802      98,385,521     9,507,694     3,371,060     3,422,560
--------------    --------------  --------------  --------------  --------------  ------------  ------------  ------------

  (111,792,335)      (78,276,914)    (51,821,901)    (67,512,802)    (98,385,521)   (9,507,694)   (3,371,060)   (3,422,560)
--------------    --------------  --------------  --------------  --------------  ------------  ------------  ------------

             -                 -               -               -               -             -             -             -
   128,836,422        83,912,490      44,610,435      66,598,752      82,605,065    30,501,608             -    11,310,070
   302,854,566       176,544,566      54,131,026     290,309,554     272,951,036    14,153,499             -    (5,292,822)
--------------    --------------  --------------  --------------  --------------  ------------  ------------  ------------

   431,690,988       260,457,056      98,741,461     356,908,306     355,556,101    44,655,107             -     6,017,248
--------------    --------------  --------------  --------------  --------------  ------------  ------------  ------------

$  319,898,653    $  182,180,142  $   46,919,560  $  289,395,504  $  257,170,580  $ 35,147,413  $ (3,371,060) $  2,594,688
==============    ==============  ==============  ==============  ==============  ============  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A10

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2014

                                                                              SUBACCOUNTS
                                               ------------------------------------------------------------------------
                                                     AST            AST           AST           NVIT           AST
                                                 PIMCO TOTAL   INTERNATIONAL INTERNATIONAL   DEVELOPING     INVESTMENT
                                                 RETURN BOND       VALUE        GROWTH         MARKETS      GRADE BOND
                                                  PORTFOLIO      PORTFOLIO     PORTFOLIO   FUND - CLASS II  PORTFOLIO
                                               --------------  ------------- ------------- --------------- ------------
ASSETS
  Investment in the portfolios, at fair value. $2,043,440,509   $90,248,009  $201,218,906    $ 8,082,662   $727,546,291
                                               --------------   -----------  ------------    -----------   ------------
  Net Assets.................................. $2,043,440,509   $90,248,009  $201,218,906    $ 8,082,662   $727,546,291
                                               ==============   ===========  ============    ===========   ============

NET ASSETS, representing:
  Accumulation units.......................... $2,043,440,509   $90,248,009  $201,218,906    $ 8,082,662   $727,546,291
                                               --------------   -----------  ------------    -----------   ------------
                                               $2,043,440,509   $90,248,009  $201,218,906    $ 8,082,662   $727,546,291
                                               ==============   ===========  ============    ===========   ============

  Units outstanding...........................    178,575,778     8,001,718    17,911,676        594,550     54,969,670
                                               ==============   ===========  ============    ===========   ============

  Portfolio shares held.......................    159,519,165     5,271,496    15,083,876      1,386,391    106,678,342
  Portfolio net asset value per share......... $        12.81   $     17.12  $      13.34    $      5.83   $       6.82
  Investment in portfolio shares, at cost..... $1,937,397,824   $82,220,706  $170,259,851    $10,376,512   $715,351,820

STATEMENTS OF OPERATIONS
For the year ended December 31, 2014
                                                                              SUBACCOUNTS
                                               ------------------------------------------------------------------------
                                                     AST            AST           AST           NVIT           AST
                                                 PIMCO TOTAL   INTERNATIONAL INTERNATIONAL   DEVELOPING     INVESTMENT
                                                 RETURN BOND       VALUE        GROWTH         MARKETS      GRADE BOND
                                                  PORTFOLIO      PORTFOLIO     PORTFOLIO   FUND - CLASS II  PORTFOLIO
                                               --------------  ------------- ------------- --------------- ------------
                                                 01/01/2014     01/01/2014    01/01/2014     01/01/2014     01/01/2014
                                                     TO             TO            TO             TO             TO
                                                 12/31/2014     12/31/2014    12/31/2014     12/31/2014     12/31/2014
                                               --------------  ------------- ------------- --------------- ------------
INVESTMENT INCOME
  Dividend income............................. $            -   $         -  $          -    $    75,647   $          -
                                               --------------   -----------  ------------    -----------   ------------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................     36,176,687     1,553,955     2,460,907        156,897     10,142,018
                                               --------------   -----------  ------------    -----------   ------------

NET INVESTMENT INCOME (LOSS)..................    (36,176,687)   (1,553,955)   (2,460,907)       (81,250)   (10,142,018)
                                               --------------   -----------  ------------    -----------   ------------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........              -             -             -              -              -
  Realized gain (loss) on shares
   redeemed...................................     16,924,460     2,221,822     2,822,412       (601,649)    27,516,144
  Net change in unrealized gain (loss) on
   investments................................     75,148,785    (8,799,804)  (14,599,899)       (31,209)     8,273,533
                                               --------------   -----------  ------------    -----------   ------------

NET GAIN (LOSS) ON INVESTMENTS................     92,073,245    (6,577,982)  (11,777,487)      (632,858)    35,789,677
                                               --------------   -----------  ------------    -----------   ------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS................................. $   55,896,558   $(8,131,937) $(14,238,394)   $  (714,108)  $ 25,647,659
                                               ==============   ===========  ============    ===========   ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A11

                                                 SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------
                                                           AST PARAMETRIC
  AST WESTERN                                 AST GLOBAL      EMERGING      AST GOLDMAN    AST SCHRODERS     AST RCM
ASSET CORE PLUS    AST BOND       AST BOND    REAL ESTATE  MARKETS EQUITY SACHS SMALL-CAP GLOBAL TACTICAL  WORLD TRENDS
BOND PORTFOLIO  PORTFOLIO 2018 PORTFOLIO 2019  PORTFOLIO     PORTFOLIO    VALUE PORTFOLIO    PORTFOLIO      PORTFOLIO
--------------- -------------- -------------- -----------  -------------- --------------- --------------- --------------
 $536,794,327    $75,795,993    $13,782,612   $88,155,577   $215,174,460   $322,406,761   $3,390,731,550  $3,451,524,915
 ------------    -----------    -----------   -----------   ------------   ------------   --------------  --------------
 $536,794,327    $75,795,993    $13,782,612   $88,155,577   $215,174,460   $322,406,761   $3,390,731,550  $3,451,524,915
 ============    ===========    ===========   ===========   ============   ============   ==============  ==============

 $536,794,327    $75,795,993    $13,782,612   $88,155,577   $215,174,460   $322,406,761   $3,390,731,550  $3,451,524,915
 ------------    -----------    -----------   -----------   ------------   ------------   --------------  --------------
 $536,794,327    $75,795,993    $13,782,612   $88,155,577   $215,174,460   $322,406,761   $3,390,731,550  $3,451,524,915
 ============    ===========    ===========   ===========   ============   ============   ==============  ==============

   45,409,933      6,472,657      1,127,369     5,836,926     22,066,237     17,426,498      242,326,082     273,990,007
 ============    ===========    ===========   ===========   ============   ============   ==============  ==============

   47,378,140      6,142,301      1,342,027     7,864,012     25,166,604     17,891,607      228,948,788     285,958,982
 $      11.33    $     12.34    $     10.27   $     11.21   $       8.55   $      18.02   $        14.81  $        12.07
 $508,000,631    $72,695,737    $13,959,648   $72,006,544   $217,832,695   $227,129,773   $2,657,112,804  $2,891,065,902

                                                 SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------
                                                           AST PARAMETRIC
  AST WESTERN                                 AST GLOBAL      EMERGING      AST GOLDMAN    AST SCHRODERS     AST RCM
ASSET CORE PLUS    AST BOND       AST BOND    REAL ESTATE  MARKETS EQUITY SACHS SMALL-CAP GLOBAL TACTICAL  WORLD TRENDS
BOND PORTFOLIO  PORTFOLIO 2018 PORTFOLIO 2019  PORTFOLIO     PORTFOLIO    VALUE PORTFOLIO    PORTFOLIO      PORTFOLIO
--------------- -------------- -------------- -----------  -------------- --------------- --------------- --------------
  01/01/2014      01/01/2014     01/01/2014   01/01/2014     01/01/2014     01/01/2014      01/01/2014      01/01/2014
      TO              TO             TO           TO             TO             TO              TO              TO
  12/31/2014      12/31/2014     12/31/2014   12/31/2014     12/31/2014     12/31/2014      12/31/2014      12/31/2014
--------------- -------------- -------------- -----------  -------------- --------------- --------------- --------------
 $          -    $         -    $         -   $         -   $          -   $          -   $            -  $            -
 ------------    -----------    -----------   -----------   ------------   ------------   --------------  --------------

    8,299,655      1,903,688        355,085     1,473,015      4,006,743      5,081,330       52,821,153      53,163,091
 ------------    -----------    -----------   -----------   ------------   ------------   --------------  --------------

   (8,299,655)    (1,903,688)      (355,085)   (1,473,015)    (4,006,743)    (5,081,330)     (52,821,153)    (53,163,091)
 ------------    -----------    -----------   -----------   ------------   ------------   --------------  --------------

            -              -              -             -              -              -                -               -
    2,614,184      1,375,076       (145,979)    3,163,617      3,832,992     14,967,790       44,574,991      37,513,354
   30,024,573      1,136,213        895,656     7,982,892    (13,426,752)     5,820,431      141,952,646     128,398,437
 ------------    -----------    -----------   -----------   ------------   ------------   --------------  --------------

   32,638,757      2,511,289        749,677    11,146,509     (9,593,760)    20,788,221      186,527,637     165,911,791
 ------------    -----------    -----------   -----------   ------------   ------------   --------------  --------------

 $ 24,339,102    $   607,601    $   394,592   $ 9,673,494   $(13,600,503)  $ 15,706,891   $  133,706,484  $  112,748,700
 ============    ===========    ===========   ===========   ============   ============   ==============  ==============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A12

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2014

                                                                               SUBACCOUNTS
                                               --------------------------------------------------------------------------
                                               AST J.P. MORGAN   AST GOLDMAN   AST FI PYRAMIS(R) PROFUND VP   PROFUND VP
                                               GLOBAL THEMATIC  SACHS MULTI-   ASSET ALLOCATION   CONSUMER  CONSUMER GOODS
                                                  PORTFOLIO    ASSET PORTFOLIO     PORTFOLIO      SERVICES    PORTFOLIO
                                               --------------- --------------- ----------------- ---------- --------------
ASSETS
  Investment in the portfolios, at fair value. $2,240,418,989  $2,047,499,900   $2,479,574,165    $393,123     $366,074
                                               --------------  --------------   --------------    --------     --------
  Net Assets.................................. $2,240,418,989  $2,047,499,900   $2,479,574,165    $393,123     $366,074
                                               ==============  ==============   ==============    ========     ========

NET ASSETS, representing:
  Accumulation units.......................... $2,240,418,989  $2,047,499,900   $2,479,574,165    $393,123     $366,074
                                               --------------  --------------   --------------    --------     --------
                                               $2,240,418,989  $2,047,499,900   $2,479,574,165    $393,123     $366,074
                                               ==============  ==============   ==============    ========     ========

  Units outstanding...........................    162,234,524     168,111,535      179,691,308      18,888       21,057
                                               ==============  ==============   ==============    ========     ========

  Portfolio shares held.......................    167,570,605     169,214,868      186,294,077       6,128        6,535
  Portfolio net asset value per share......... $        13.37  $        12.10   $        13.31    $  64.15     $  56.02
  Investment in portfolio shares, at cost..... $1,772,230,142  $1,777,797,142   $1,987,757,735    $300,433     $303,140

STATEMENTS OF OPERATIONS
For the year ended December 31, 2014
                                                                               SUBACCOUNTS
                                               --------------------------------------------------------------------------
                                               AST J.P. MORGAN   AST GOLDMAN   AST FI PYRAMIS(R) PROFUND VP   PROFUND VP
                                               GLOBAL THEMATIC  SACHS MULTI-   ASSET ALLOCATION   CONSUMER  CONSUMER GOODS
                                                  PORTFOLIO    ASSET PORTFOLIO     PORTFOLIO      SERVICES    PORTFOLIO
                                               --------------- --------------- ----------------- ---------- --------------
                                                 01/01/2014      01/01/2014       01/01/2014     01/01/2014   01/01/2014
                                                     TO              TO               TO             TO           TO
                                                 12/31/2014      12/31/2014       12/31/2014     12/31/2014   12/31/2014
                                               --------------- --------------- ----------------- ---------- --------------
INVESTMENT INCOME
  Dividend income............................. $            -  $            -   $            -    $      -     $  1,425
                                               --------------  --------------   --------------    --------     --------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................     34,637,298      32,043,525       37,736,852       5,157        3,068
                                               --------------  --------------   --------------    --------     --------

NET INVESTMENT INCOME (LOSS)..................    (34,637,298)    (32,043,525)     (37,736,852)     (5,157)      (1,643)
                                               --------------  --------------   --------------    --------     --------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........              -               -                -         369            -
  Realized gain (loss) on shares
   redeemed...................................     34,729,612      27,591,382       24,029,438      62,389       39,032
  Net change in unrealized gain (loss) on
   investments................................     98,252,706      50,023,510      104,476,065     (23,934)     (17,928)
                                               --------------  --------------   --------------    --------     --------

NET GAIN (LOSS) ON INVESTMENTS................    132,982,318      77,614,892      128,505,503      38,824       21,104
                                               --------------  --------------   --------------    --------     --------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS................................. $   98,345,020  $   45,571,367   $   90,768,651    $ 33,667     $ 19,461
                                               ==============  ==============   ==============    ========     ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A13

                                 SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------
                                    PROFUND VP PROFUND VP             PROFUND VP PROFUND VP
PROFUND VP  PROFUND VP  PROFUND VP   MID-CAP    MID-CAP   PROFUND VP  SMALL-CAP  SMALL-CAP
FINANCIALS  HEALTH CARE INDUSTRIALS   GROWTH     VALUE    REAL ESTATE   GROWTH     VALUE
----------  ----------- ----------- ---------- ---------- ----------- ---------- ----------
 $917,036   $2,194,481   $376,001    $541,605   $504,823   $692,793   $ 757,344   $261,568
 --------   ----------   --------    --------   --------   --------   ---------   --------
 $917,036   $2,194,481   $376,001    $541,605   $504,823   $692,793   $ 757,344   $261,568
 ========   ==========   ========    ========   ========   ========   =========   ========

 $917,036   $2,194,481   $376,001    $541,605   $504,823   $692,793   $ 757,344   $261,568
 --------   ----------   --------    --------   --------   --------   ---------   --------
 $917,036   $2,194,481   $376,001    $541,605   $504,823   $692,793   $ 757,344   $261,568
 ========   ==========   ========    ========   ========   ========   =========   ========

   86,071      103,906     25,489      34,119     32,125     51,205      43,337     16,273
 ========   ==========   ========    ========   ========   ========   =========   ========

   29,085       34,342      6,234      11,234     11,988     11,026      20,223      6,181
 $  31.53   $    63.90   $  60.31    $  48.21   $  42.11   $  62.83   $   37.45   $  42.32
 $718,876   $1,551,836   $277,778    $450,481   $403,241   $564,467   $ 722,111   $224,242

                                 SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------
                                    PROFUND VP PROFUND VP             PROFUND VP PROFUND VP
PROFUND VP  PROFUND VP  PROFUND VP   MID-CAP    MID-CAP   PROFUND VP  SMALL-CAP  SMALL-CAP
FINANCIALS  HEALTH CARE INDUSTRIALS   GROWTH     VALUE    REAL ESTATE   GROWTH     VALUE
----------  ----------- ----------- ---------- ---------- ----------- ---------- ----------
01/01/2014  01/01/2014  01/01/2014  01/01/2014 01/01/2014 01/01/2014  01/01/2014 01/01/2014
    TO          TO          TO          TO         TO         TO          TO         TO
12/31/2014  12/31/2014  12/31/2014  12/31/2014 12/31/2014 12/31/2014  12/31/2014 12/31/2014
----------  ----------- ----------- ---------- ---------- ----------- ---------- ----------
 $  1,498   $    1,739   $  1,317    $      -   $  1,467   $ 10,654   $       -   $      -
 --------   ----------   --------    --------   --------   --------   ---------   --------

   12,507       26,019      5,980       8,253      9,267      9,494       8,519      4,516
 --------   ----------   --------    --------   --------   --------   ---------   --------

  (11,009)     (24,280)    (4,663)     (8,253)    (7,800)     1,160      (8,519)    (4,516)
 --------   ----------   --------    --------   --------   --------   ---------   --------

        -            -          -      51,832          -          -     127,865     21,039
  105,700      220,135     51,026      32,500    129,617     33,635      28,522     86,047

   (4,596)     213,384    (28,367)    (57,077)   (84,476)    94,630    (173,367)   (85,674)
 --------   ----------   --------    --------   --------   --------   ---------   --------

  101,104      433,519     22,659      27,255     45,141    128,265     (16,980)    21,412
 --------   ----------   --------    --------   --------   --------   ---------   --------

 $ 90,095   $  409,239   $ 17,996    $ 19,002   $ 37,341   $129,425   $ (25,499)  $ 16,896
 ========   ==========   ========    ========   ========   ========   =========   ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A14

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2014

                                                                          SUBACCOUNTS
                                               -----------------------------------------------------------------
                                                                                                      AST BOSTON
                                                                                                       PARTNERS
                                                                             PROFUND VP  PROFUND VP   LARGE-CAP
                                                   PROFUND VP     PROFUND VP LARGE-CAP   LARGE-CAP      VALUE
                                               TELECOMMUNICATIONS UTILITIES    GROWTH      VALUE      PORTFOLIO
                                               ------------------ ---------- ----------  ----------  -----------
ASSETS
  Investment in the portfolios, at fair value.      $97,363        $820,750  $1,831,986  $1,541,902  $93,045,505
                                                    -------        --------  ----------  ----------  -----------
  Net Assets..................................      $97,363        $820,750  $1,831,986  $1,541,902  $93,045,505
                                                    =======        ========  ==========  ==========  ===========

NET ASSETS, representing:
  Accumulation units..........................      $97,363        $820,750  $1,831,986  $1,541,902  $93,045,505
                                                    -------        --------  ----------  ----------  -----------
                                                    $97,363        $820,750  $1,831,986  $1,541,902  $93,045,505
                                                    =======        ========  ==========  ==========  ===========

  Units outstanding...........................        8,571          54,742     114,837     118,810    6,071,839
                                                    =======        ========  ==========  ==========  ===========

  Portfolio shares held.......................       11,428          18,894      32,011      39,966    5,095,592
  Portfolio net asset value per share.........      $  8.52        $  43.44  $    57.23  $    38.58  $     18.26
  Investment in portfolio shares, at cost.....      $92,128        $655,114  $1,406,456  $1,198,219  $68,133,118

STATEMENTS OF OPERATIONS
For the year ended December 31, 2014
                                                                          SUBACCOUNTS
                                               -----------------------------------------------------------------
                                                                                                      AST BOSTON
                                                                                                       PARTNERS
                                                                             PROFUND VP  PROFUND VP   LARGE-CAP
                                                   PROFUND VP     PROFUND VP LARGE-CAP   LARGE-CAP      VALUE
                                               TELECOMMUNICATIONS UTILITIES    GROWTH      VALUE      PORTFOLIO
                                               ------------------ ---------- ----------  ----------  -----------
                                                   01/01/2014     01/01/2014 01/01/2014  01/01/2014   01/01/2014
                                                       TO             TO         TO          TO           TO
                                                   12/31/2014     12/31/2014 12/31/2014  12/31/2014   12/31/2014
                                               ------------------ ---------- ----------  ----------  -----------
INVESTMENT INCOME
  Dividend income.............................      $ 5,256        $ 11,749  $    1,491  $    9,072  $         -
                                                    -------        --------  ----------  ----------  -----------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................        1,962           8,241      19,362      19,214    1,510,220
                                                    -------        --------  ----------  ----------  -----------

NET INVESTMENT INCOME (LOSS)..................        3,294           3,508     (17,871)    (10,142)  (1,510,220)
                                                    -------        --------  ----------  ----------  -----------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........            -               -           -           -            -
  Realized gain (loss) on shares
   redeemed...................................        4,448          50,173      79,361      86,788    4,619,729
  Net change in unrealized gain (loss) on
   investments................................       (7,260)        103,851      87,400      37,630    3,997,423
                                                    -------        --------  ----------  ----------  -----------

NET GAIN (LOSS) ON INVESTMENTS................       (2,812)        154,024     166,761     124,418    8,617,152
                                                    -------        --------  ----------  ----------  -----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.................................      $   482        $157,532  $  148,890  $  114,276  $ 7,106,932
                                                    =======        ========  ==========  ==========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A15

                                              SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------
                                                              WELLS FARGO  WELLS FARGO   WELLS FARGO    WELLS FARGO
AST JENNISON                                                 ADVANTAGE VT  ADVANTAGE VT ADVANTAGE VT   ADVANTAGE VT
 LARGE-CAP                                                   INTERNATIONAL OMEGA GROWTH   SMALL CAP   SMALL CAP VALUE
   GROWTH          AST BOND       AST BOND       AST BOND    EQUITY FUND -    FUND -    GROWTH FUND -     FUND -
 PORTFOLIO      PORTFOLIO 2020 PORTFOLIO 2017 PORTFOLIO 2021    CLASS 1      CLASS 1       CLASS 1        CLASS 1
------------    -------------- -------------- -------------- ------------- ------------ ------------- ---------------
$136,715,045     $26,327,304    $73,049,516    $100,683,250    $454,330     $1,026,985    $ 445,017      $996,636
------------     -----------    -----------    ------------    --------     ----------    ---------      --------
$136,715,045     $26,327,304    $73,049,516    $100,683,250    $454,330     $1,026,985    $ 445,017      $996,636
============     ===========    ===========    ============    ========     ==========    =========      ========

$136,715,045     $26,327,304    $73,049,516    $100,683,250    $454,330     $1,026,985    $ 445,017      $996,636
------------     -----------    -----------    ------------    --------     ----------    ---------      --------
$136,715,045     $26,327,304    $73,049,516    $100,683,250    $454,330     $1,026,985    $ 445,017      $996,636
============     ===========    ===========    ============    ========     ==========    =========      ========

   7,910,969       2,158,811      6,505,236       8,022,325      29,874        333,847       25,406        70,612
============     ===========    ===========    ============    ========     ==========    =========      ========

   6,519,554       4,019,436      6,052,155       7,181,402      92,343         37,250       44,149        89,384
$      20.97     $      6.55    $     12.07    $      14.02    $   4.92     $    27.57    $   10.08      $  11.15
$102,203,108     $25,633,282    $71,120,252    $ 96,351,965    $440,218     $  828,681    $ 326,883      $700,186

                                              SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------
                                                              WELLS FARGO  WELLS FARGO   WELLS FARGO    WELLS FARGO
AST JENNISON                                                 ADVANTAGE VT  ADVANTAGE VT ADVANTAGE VT   ADVANTAGE VT
 LARGE-CAP                                                   INTERNATIONAL OMEGA GROWTH   SMALL CAP   SMALL CAP VALUE
   GROWTH          AST BOND       AST BOND       AST BOND    EQUITY FUND -    FUND -    GROWTH FUND -     FUND -
 PORTFOLIO      PORTFOLIO 2020 PORTFOLIO 2017 PORTFOLIO 2021    CLASS 1      CLASS 1       CLASS 1        CLASS 1
------------    -------------- -------------- -------------- ------------- ------------ ------------- ---------------
 01/01/2014       01/01/2014     01/01/2014     01/01/2014    01/01/2014    01/01/2014   01/01/2014     01/01/2014
     TO               TO             TO             TO            TO            TO           TO             TO
 12/31/2014       12/31/2014     12/31/2014     12/31/2014    12/31/2014    12/31/2014   12/31/2014     12/31/2014
------------    -------------- -------------- -------------- ------------- ------------ ------------- ---------------
$          -     $         -    $         -    $          -    $ 15,865     $        -    $       -      $  7,232
------------     -----------    -----------    ------------    --------     ----------    ---------      --------


   1,985,602         574,842      1,871,629       2,157,051       8,927         19,868        8,892        19,723
------------     -----------    -----------    ------------    --------     ----------    ---------      --------

  (1,985,602)       (574,842)    (1,871,629)     (2,157,051)      6,938        (19,868)      (8,892)      (12,491)
------------     -----------    -----------    ------------    --------     ----------    ---------      --------

           -               -              -               -      12,410        220,607       48,695             -
   7,323,668         455,900      1,333,052       1,638,465       9,585        137,868       52,271        86,660

   3,462,386       1,223,623         15,030       4,962,818     (66,318)      (313,385)    (115,227)      (35,086)
------------     -----------    -----------    ------------    --------     ----------    ---------      --------

  10,786,054       1,679,523      1,348,082       6,601,283     (44,323)        45,090      (14,261)       51,574
------------     -----------    -----------    ------------    --------     ----------    ---------      --------

$  8,800,452     $ 1,104,681    $  (523,547)   $  4,444,232    $(37,385)    $   25,222    $ (23,153)     $ 39,083
============     ===========    ===========    ============    ========     ==========    =========      ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A16

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2014

                                                                                 SUBACCOUNTS
                                               ------------------------------------------------------------------------------

                                                                                                  WELLS FARGO
                                                              AST QUANTITATIVE   AST BLACKROCK    ADVANTAGE VT  AST PRUDENTIAL
                                                  AST BOND        MODELING     GLOBAL STRATEGIES  OPPORTUNITY     CORE BOND
                                               PORTFOLIO 2022    PORTFOLIO         PORTFOLIO     FUND - CLASS 1   PORTFOLIO
                                               -------------- ---------------- ----------------- -------------- --------------
ASSETS
  Investment in the portfolios, at fair value.  $48,234,103     $545,768,652    $1,852,566,117     $1,586,308    $194,170,722
                                                -----------     ------------    --------------     ----------    ------------
  Net Assets..................................  $48,234,103     $545,768,652    $1,852,566,117     $1,586,308    $194,170,722
                                                ===========     ============    ==============     ==========    ============

NET ASSETS, representing:
  Accumulation units..........................  $48,234,103     $545,768,652    $1,852,566,117     $1,586,308    $194,170,722
                                                -----------     ------------    --------------     ----------    ------------
                                                $48,234,103     $545,768,652    $1,852,566,117     $1,586,308    $194,170,722
                                                ===========     ============    ==============     ==========    ============

  Units outstanding...........................    4,100,728       43,953,498       163,477,249         92,946      18,101,692
                                                ===========     ============    ==============     ==========    ============

  Portfolio shares held.......................    3,744,884       41,128,007       154,380,510         55,042      17,336,672
  Portfolio net asset value per share.........  $     12.88     $      13.27    $        12.00     $    28.82    $      11.20
  Investment in portfolio shares, at cost.....  $46,096,546     $452,914,004    $1,567,616,597     $  942,362    $186,187,675

STATEMENTS OF OPERATIONS
For the year ended December 31, 2014
                                                                                 SUBACCOUNTS
                                               ------------------------------------------------------------------------------

                                                                                                  WELLS FARGO
                                                              AST QUANTITATIVE   AST BLACKROCK    ADVANTAGE VT  AST PRUDENTIAL
                                                  AST BOND        MODELING     GLOBAL STRATEGIES  OPPORTUNITY     CORE BOND
                                               PORTFOLIO 2022    PORTFOLIO         PORTFOLIO     FUND - CLASS 1   PORTFOLIO
                                               -------------- ---------------- ----------------- -------------- --------------
                                                 01/01/2014      01/01/2014       01/01/2014       01/01/2014     01/01/2014
                                                     TO              TO               TO               TO             TO
                                                 12/31/2014      12/31/2014       12/31/2014       12/31/2014     12/31/2014
                                               -------------- ---------------- ----------------- -------------- --------------
INVESTMENT INCOME
  Dividend income.............................  $         -     $          -    $            -     $    4,764    $          -
                                                -----------     ------------    --------------     ----------    ------------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................    1,295,450        7,572,049        29,783,719         28,197       2,274,171
                                                -----------     ------------    --------------     ----------    ------------

NET INVESTMENT INCOME (LOSS)..................   (1,295,450)      (7,572,049)      (29,783,719)       (23,433)     (2,274,171)
                                                -----------     ------------    --------------     ----------    ------------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........            -                -                 -              -               -
  Realized gain (loss) on shares
   redeemed...................................      287,882        3,026,982        24,189,212         98,920         749,643
  Net change in unrealized gain (loss) on
   investments................................    5,552,214       25,913,736        61,847,674         63,160       9,020,445
                                                -----------     ------------    --------------     ----------    ------------

NET GAIN (LOSS) ON INVESTMENTS................    5,840,096       28,940,718        86,036,886        162,080       9,770,088
                                                -----------     ------------    --------------     ----------    ------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.................................  $ 4,544,646     $ 21,368,669    $   56,253,167     $  138,647    $  7,495,917
                                                ===========     ============    ==============     ==========    ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A17

                                                 SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------
                               AST FRANKLIN
                                TEMPLETON         AST NEW      AST WESTERN     AST MFS                       AST AQR
AST NEUBERGER                 FOUNDING FUNDS  DISCOVERY ASSET ASSET EMERGING  LARGE-CAP                  EMERGING MARKETS
 BERMAN CORE      AST BOND      ALLOCATION      ALLOCATION     MARKETS DEBT     VALUE        AST BOND         EQUITY
BOND PORTFOLIO PORTFOLIO 2023   PORTFOLIO        PORTFOLIO      PORTFOLIO     PORTFOLIO   PORTFOLIO 2024    PORTFOLIO
-------------- -------------- --------------  --------------- -------------- -----------  -------------- ----------------
 $55,954,533    $94,025,241   $3,173,775,762   $491,761,756     $2,477,276   $32,564,640   $55,944,901      $2,022,877
 -----------    -----------   --------------   ------------     ----------   -----------   -----------      ----------
 $55,954,533    $94,025,241   $3,173,775,762   $491,761,756     $2,477,276   $32,564,640   $55,944,901      $2,022,877
 ===========    ===========   ==============   ============     ==========   ===========   ===========      ==========

 $55,954,533    $94,025,241   $3,173,775,762   $491,761,756     $2,477,276   $32,564,640   $55,944,901      $2,022,877
 -----------    -----------   --------------   ------------     ----------   -----------   -----------      ----------
 $55,954,533    $94,025,241   $3,173,775,762   $491,761,756     $2,477,276   $32,564,640   $55,944,901      $2,022,877
 ===========    ===========   ==============   ============     ==========   ===========   ===========      ==========

   5,454,412      9,385,875      237,596,497     39,863,759        263,440     2,236,302     5,709,998         208,732
 ===========    ===========   ==============   ============     ==========   ===========   ===========      ==========

   5,171,399      8,787,406      227,347,834     38,150,640        254,602     2,141,002     5,479,422         203,919
 $     10.82    $     10.70   $        13.96   $      12.89     $     9.73   $     15.21   $     10.21      $     9.92
 $54,343,701    $86,138,923   $2,466,276,455   $423,910,129     $2,553,648   $28,876,423   $52,322,811      $2,095,547

                                                 SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------
                               AST FRANKLIN
                                TEMPLETON         AST NEW      AST WESTERN     AST MFS                       AST AQR
AST NEUBERGER                 FOUNDING FUNDS  DISCOVERY ASSET ASSET EMERGING  LARGE-CAP                  EMERGING MARKETS
 BERMAN CORE      AST BOND      ALLOCATION      ALLOCATION     MARKETS DEBT     VALUE        AST BOND         EQUITY
BOND PORTFOLIO PORTFOLIO 2023   PORTFOLIO        PORTFOLIO      PORTFOLIO     PORTFOLIO   PORTFOLIO 2024    PORTFOLIO
-------------- -------------- --------------  --------------- -------------- -----------  -------------- ----------------
  01/01/2014     01/01/2014     01/01/2014      01/01/2014      01/01/2014    01/01/2014    01/01/2014      01/01/2014
      TO             TO             TO              TO              TO            TO            TO              TO
  12/31/2014     12/31/2014     12/31/2014      12/31/2014      12/31/2014    12/31/2014    12/31/2014      12/31/2014
-------------- -------------- --------------  --------------- -------------- -----------  -------------- ----------------
 $         -    $         -   $            -   $          -     $        -   $         -   $         -      $        -
 -----------    -----------   --------------   ------------     ----------   -----------   -----------      ----------

     766,481      3,096,259       53,529,937      7,036,195         26,044       362,769     1,029,700          23,844
 -----------    -----------   --------------   ------------     ----------   -----------   -----------      ----------

    (766,481)    (3,096,259)     (53,529,937)    (7,036,195)       (26,044)     (362,769)   (1,029,700)        (23,844)
 -----------    -----------   --------------   ------------     ----------   -----------   -----------      ----------

           -              -                -              -              -             -             -               -
     260,435      4,663,579       58,417,758      5,462,919         (6,330)      668,903     1,793,465           5,809
   1,926,951     13,892,738       46,472,246     16,704,893        (16,733)    1,804,277     5,530,676         (95,972)
 -----------    -----------   --------------   ------------     ----------   -----------   -----------      ----------

   2,187,386     18,556,317      104,890,004     22,167,812        (23,063)    2,473,180     7,324,141         (90,163)
 -----------    -----------   --------------   ------------     ----------   -----------   -----------      ----------

 $ 1,420,905    $15,460,058   $   51,360,067   $ 15,131,617     $  (49,107)  $ 2,110,411   $ 6,294,441      $ (114,007)
 ===========    ===========   ==============   ============     ==========   ===========   ===========      ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A18

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2014

                                                                                 SUBACCOUNTS
                                               ------------------------------------------------------------------------------
                                                     AST            AST            AST             AST             AST
                                                 CLEARBRIDGE    QMA EMERGING   MULTI-SECTOR     BLACKROCK   FRANKLIN TEMPLETON
                                               DIVIDEND GROWTH MARKETS EQUITY  FIXED INCOME    ISHARES ETF    FOUNDING FUNDS
                                                  PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO     PLUS PORTFOLIO
                                               --------------- -------------- --------------  ------------  ------------------
ASSETS
  Investment in the portfolios, at fair value.   $53,805,106     $1,638,694   $2,421,325,512  $187,269,716     $716,686,319
                                                 -----------     ----------   --------------  ------------     ------------
  Net Assets..................................   $53,805,106     $1,638,694   $2,421,325,512  $187,269,716     $716,686,319
                                                 ===========     ==========   ==============  ============     ============

NET ASSETS, representing:
  Accumulation units..........................   $53,805,106     $1,638,694   $2,421,325,512  $187,269,716     $716,686,319
                                                 -----------     ----------   --------------  ------------     ------------
                                                 $53,805,106     $1,638,694   $2,421,325,512  $187,269,716     $716,686,319
                                                 ===========     ==========   ==============  ============     ============

  Units outstanding...........................     4,131,841        174,766      233,396,995    17,481,322       65,536,548
                                                 ===========     ==========   ==============  ============     ============

  Portfolio shares held.......................     4,003,356        172,494      225,239,582    17,024,520       63,875,786
  Portfolio net asset value per share.........   $     13.44     $     9.50   $        10.75  $      11.00     $      11.22
  Investment in portfolio shares, at cost.....   $48,990,561     $1,708,662   $2,276,062,646  $179,692,550     $692,270,499

STATEMENTS OF OPERATIONS
For the year ended December 31, 2014
                                                                                 SUBACCOUNTS
                                               ------------------------------------------------------------------------------
                                                     AST            AST            AST             AST             AST
                                                 CLEARBRIDGE    QMA EMERGING   MULTI-SECTOR     BLACKROCK   FRANKLIN TEMPLETON
                                               DIVIDEND GROWTH MARKETS EQUITY  FIXED INCOME    ISHARES ETF    FOUNDING FUNDS
                                                  PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO     PLUS PORTFOLIO
                                               --------------- -------------- --------------  ------------  ------------------
                                                 01/01/2014      01/01/2014     01/01/2014     01/01/2014       01/01/2014
                                                     TO              TO             TO             TO               TO
                                                 12/31/2014      12/31/2014     12/31/2014     12/31/2014       12/31/2014
                                               --------------- -------------- --------------  ------------  ------------------
INVESTMENT INCOME
  Dividend income.............................   $         -     $        -   $            -  $          -     $          -
                                                 -----------     ----------   --------------  ------------     ------------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................       530,524         12,728       30,113,342     2,144,060        8,719,364
                                                 -----------     ----------   --------------  ------------     ------------

NET INVESTMENT INCOME (LOSS)..................      (530,524)       (12,728)     (30,113,342)   (2,144,060)      (8,719,364)
                                                 -----------     ----------   --------------  ------------     ------------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........             -              -                -             -                -
  Realized gain (loss) on shares
   redeemed...................................       621,472          5,238           23,331       477,638        2,409,174
  Net change in unrealized gain (loss) on
   investments................................     3,656,110        (76,538)     141,380,488     3,752,108        4,995,592
                                                 -----------     ----------   --------------  ------------     ------------

NET GAIN (LOSS) ON INVESTMENTS................     4,277,582        (71,300)     141,403,819     4,229,746        7,404,766
                                                 -----------     ----------   --------------  ------------     ------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.................................   $ 3,747,058     $  (84,028)  $  111,290,477  $  2,085,686     $ (1,314,598)
                                                 ===========     ==========   ==============  ============     ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A19

                                                  SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------
      AST          AST         AST                      AST T. ROWE     AST GOLDMAN       AST T. ROWE            AST
DEFENSIVE ASSET    AQR         QMA                     PRICE GROWTH    SACHS GLOBAL    PRICE DIVERSIFIED PRUDENTIAL FLEXIBLE
  ALLOCATION    LARGE-CAP   LARGE-CAP      AST BOND    OPPORTUNITIES GROWTH ALLOCATION    REAL GROWTH      MULTI-STRATEGY
   PORTFOLIO    PORTFOLIO   PORTFOLIO   PORTFOLIO 2025   PORTFOLIO       PORTFOLIO         PORTFOLIO          PORTFOLIO
--------------- ----------  ----------  -------------- ------------- ----------------- ----------------- -------------------
 $177,915,933   $2,526,772  $2,452,958   $30,229,896   $285,796,937     $3,753,353        $8,118,394         $5,103,017
 ------------   ----------  ----------   -----------   ------------     ----------        ----------         ----------
 $177,915,933   $2,526,772  $2,452,958   $30,229,896   $285,796,937     $3,753,353        $8,118,394         $5,103,017
 ============   ==========  ==========   ===========   ============     ==========        ==========         ==========

 $177,915,933   $2,526,772  $2,452,958   $30,229,896   $285,796,937     $3,753,353        $8,118,394         $5,103,017
 ------------   ----------  ----------   -----------   ------------     ----------        ----------         ----------
 $177,915,933   $2,526,772  $2,452,958   $30,229,896   $285,796,937     $3,753,353        $8,118,394         $5,103,017
 ============   ==========  ==========   ===========   ============     ==========        ==========         ==========

   17,738,989      199,303     197,046     2,681,111     27,150,543        366,409           784,123            483,991
 ============   ==========  ==========   ===========   ============     ==========        ==========         ==========

   17,256,638      189,698     180,232     2,626,403     26,785,092        364,757           780,615            481,871
 $      10.31   $    13.32  $    13.61   $     11.51   $      10.67     $    10.29        $    10.40         $    10.59
 $172,435,409   $2,350,676  $2,346,521   $29,086,728   $279,309,333     $3,744,651        $8,104,166         $5,043,024

                                                  SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------
      AST          AST         AST                      AST T. ROWE     AST GOLDMAN       AST T. ROWE            AST
DEFENSIVE ASSET    AQR         QMA                     PRICE GROWTH    SACHS GLOBAL    PRICE DIVERSIFIED PRUDENTIAL FLEXIBLE
  ALLOCATION    LARGE-CAP   LARGE-CAP      AST BOND    OPPORTUNITIES GROWTH ALLOCATION    REAL GROWTH      MULTI-STRATEGY
   PORTFOLIO    PORTFOLIO   PORTFOLIO   PORTFOLIO 2025   PORTFOLIO       PORTFOLIO         PORTFOLIO          PORTFOLIO
--------------- ----------  ----------  -------------- ------------- ----------------- ----------------- -------------------
  01/01/2014    01/01/2014  01/01/2014   01/02/2014*    02/10/2014*     04/28/2014*       04/28/2014*        04/28/2014*
      TO            TO          TO            TO            TO              TO                TO                 TO
  12/31/2014    12/31/2014  12/31/2014    12/31/2014    12/31/2014      12/31/2014        12/31/2014         12/31/2014
--------------- ----------  ----------  -------------- ------------- ----------------- ----------------- -------------------
 $          -   $        -  $        -   $         -   $          -     $        -        $        -         $        -
 ------------   ----------  ----------   -----------   ------------     ----------        ----------         ----------

    2,018,021       16,350      10,744       179,787      1,879,043          5,743            14,612              8,304
 ------------   ----------  ----------   -----------   ------------     ----------        ----------         ----------

   (2,018,021)     (16,350)    (10,744)     (179,787)    (1,879,043)        (5,743)          (14,612)            (8,304)
 ------------   ----------  ----------   -----------   ------------     ----------        ----------         ----------

            -            -           -             -              -              -                 -                  -
    1,451,784       53,927      16,112       150,336         (2,176)        (4,635)           (1,395)             1,386
    4,219,183      126,616      98,174     1,143,168      6,487,604          8,702            14,228             59,993
 ------------   ----------  ----------   -----------   ------------     ----------        ----------         ----------

    5,670,967      180,543     114,286     1,293,504      6,485,428          4,067            12,833             61,379
 ------------   ----------  ----------   -----------   ------------     ----------        ----------         ----------

 $  3,652,946   $  164,193  $  103,542   $ 1,113,717   $  4,606,385     $   (1,676)       $   (1,779)        $   53,075
 ============   ==========  ==========   ===========   ============     ==========        ==========         ==========

*  Date subaccount became available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A20

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2014

                                                                     SUBACCOUNTS
                                               ------------------------------------------------------
                                                   AST      AST FRANKLIN
                                                BLACKROCK     TEMPLETON                       AST
                                               MULTI-ASSET    K2 GLOBAL         AST         MANAGED
                                                 INCOME    ABSOLUTE RETURN MANAGED EQUITY FIXED-INCOME
                                                PORTFOLIO     PORTFOLIO      PORTFOLIO     PORTFOLIO
                                               ----------- --------------- -------------- ------------
ASSETS
  Investment in the portfolios, at fair value. $7,530,268    $1,746,156      $2,585,806    $4,355,800
                                               ----------    ----------      ----------    ----------
  Net Assets.................................. $7,530,268    $1,746,156      $2,585,806    $4,355,800
                                               ==========    ==========      ==========    ==========

NET ASSETS, representing:
  Accumulation units.......................... $7,530,268    $1,746,156      $2,585,806    $4,355,800
                                               ----------    ----------      ----------    ----------
                                               $7,530,268    $1,746,156      $2,585,806    $4,355,800
                                               ==========    ==========      ==========    ==========

  Units outstanding...........................    755,686       180,215         251,326       434,449
                                               ==========    ==========      ==========    ==========

  Portfolio shares held.......................    752,275       179,461         250,320       432,552
  Portfolio net asset value per share......... $    10.01    $     9.73      $    10.33    $    10.07
  Investment in portfolio shares, at cost..... $7,570,710    $1,770,522      $2,571,375    $4,377,277

STATEMENTS OF OPERATIONS
For the year ended December 31, 2014
                                                                     SUBACCOUNTS
                                               ------------------------------------------------------
                                                   AST      AST FRANKLIN
                                                BLACKROCK     TEMPLETON                       AST
                                               MULTI-ASSET    K2 GLOBAL         AST         MANAGED
                                                 INCOME    ABSOLUTE RETURN MANAGED EQUITY FIXED-INCOME
                                                PORTFOLIO     PORTFOLIO      PORTFOLIO     PORTFOLIO
                                               ----------- --------------- -------------- ------------
                                               04/28/2014*   04/28/2014*    04/28/2014*   04/28/2014*
                                                   TO            TO              TO            TO
                                               12/31/2014    12/31/2014      12/31/2014    12/31/2014
                                               ----------- --------------- -------------- ------------
INVESTMENT INCOME
  Dividend income............................. $        -    $        -      $        -    $        -
                                               ----------    ----------      ----------    ----------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................     10,449         2,519           4,223         7,890
                                               ----------    ----------      ----------    ----------

NET INVESTMENT INCOME (LOSS)..................    (10,449)       (2,519)         (4,223)       (7,890)
                                               ----------    ----------      ----------    ----------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........          -             -               -             -
  Realized gain (loss) on shares
   redeemed...................................     (2,948)       (1,230)             74           (33)
  Net change in unrealized gain (loss) on
   investments................................    (40,442)      (24,366)         14,431       (21,477)
                                               ----------    ----------      ----------    ----------

NET GAIN (LOSS) ON INVESTMENTS................    (43,390)      (25,596)         14,505       (21,510)
                                               ----------    ----------      ----------    ----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS................................. $  (53,839)   $  (28,115)     $   10,282    $  (29,400)
                                               ==========    ==========      ==========    ==========

*  Date subaccount became available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A21

                            SUBACCOUNTS (CONTINUED)
       -----------------------------------------------------------------
           AST FQ       AST JENNISON    AST GOLDMAN
          ABSOLUTE         GLOBAL          SACHS         AST LEGG MASON
       RETURN CURRENCY INFRASTRUCTURE STRATEGIC INCOME DIVERSIFIED GROWTH
          PORTFOLIO      PORTFOLIO       PORTFOLIO         PORTFOLIO
       --------------- -------------- ---------------- ------------------
          $318,258        $933,505       $1,248,297        $4,452,161
          --------        --------       ----------        ----------
          $318,258        $933,505       $1,248,297        $4,452,161
          ========        ========       ==========        ==========

          $318,258        $933,505       $1,248,297        $4,452,161
          --------        --------       ----------        ----------
          $318,258        $933,505       $1,248,297        $4,452,161
          ========        ========       ==========        ==========

            32,777          89,684          128,291           447,810
          ========        ========       ==========        ==========

            32,642          89,331          127,768           447,004
          $   9.75        $  10.45       $     9.77        $     9.96
          $323,971        $938,566       $1,261,673        $4,429,159

                            SUBACCOUNTS (CONTINUED)
       -----------------------------------------------------------------

           AST FQ       AST JENNISON    AST GOLDMAN
          ABSOLUTE         GLOBAL          SACHS         AST LEGG MASON
       RETURN CURRENCY INFRASTRUCTURE STRATEGIC INCOME DIVERSIFIED GROWTH
          PORTFOLIO      PORTFOLIO       PORTFOLIO         PORTFOLIO
       --------------- -------------- ---------------- ------------------
         04/28/2014*    04/28/2014*     04/28/2014*       04/28/2014*
             TO              TO              TO                TO
         12/31/2014      12/31/2014      12/31/2014        12/31/2014
       --------------- -------------- ---------------- ------------------
          $      -        $      -       $        -        $        -
          --------        --------       ----------        ----------

               266           1,029            1,929             2,674
          --------        --------       ----------        ----------

              (266)         (1,029)          (1,929)           (2,674)
          --------        --------       ----------        ----------

                 -               -                -                 -
              (665)           (110)          (2,033)                1
            (5,713)         (5,061)         (13,376)           23,002
          --------        --------       ----------        ----------

            (6,378)         (5,171)         (15,409)           23,003
          --------        --------       ----------        ----------

          $ (6,644)       $ (6,200)      $  (17,338)       $   20,329
          ========        ========       ==========        ==========

*  Date subaccount became available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A22

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2014 and 2013

                                                                    SUBACCOUNTS
                                ----------------------------------------------------------------------------------
                                  PRUDENTIAL MONEY MARKET   PRUDENTIAL DIVERSIFIED BOND      PRUDENTIAL EQUITY
                                         PORTFOLIO                   PORTFOLIO                   PORTFOLIO
                                --------------------------  --------------------------  --------------------------
                                 01/01/2014    01/01/2013    01/01/2014    01/01/2013    01/01/2014    01/01/2013
                                     TO            TO            TO            TO            TO            TO
                                 12/31/2014    12/31/2013    12/31/2014    12/31/2013    12/31/2014    12/31/2013
                                ------------  ------------  ------------  ------------  ------------  ------------
OPERATIONS
  Net investment income
   (loss)...................... $ (1,986,246) $ (2,376,958) $   (503,027) $  5,381,497  $ (2,995,510) $ (2,880,909)
  Capital gains distributions
   received....................            -             -             -     6,013,507             -             -
  Realized gain (loss) on
   shares redeemed.............            -             -       619,943       888,726     8,074,287     4,260,364
  Net change in unrealized
   gain (loss) on
   investments.................            -             -    10,405,429   (16,832,553)    7,249,111    53,383,902
                                ------------  ------------  ------------  ------------  ------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS..................   (1,986,246)   (2,376,958)   10,522,345    (4,548,823)   12,327,888    54,763,357
                                ------------  ------------  ------------  ------------  ------------  ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments....................    1,295,340     1,793,401       620,868       790,150       873,041       932,130
  Annuity Payments.............   (1,108,469)   (1,741,326)     (994,024)   (2,192,738)     (780,789)     (830,733)
  Surrenders, withdrawals
   and death benefits..........  (33,251,340)  (36,447,614)  (21,850,842)  (23,753,121)  (20,335,501)  (21,703,775)
  Net transfers between
   other subaccounts or
   fixed rate option...........    8,116,439    12,374,173     1,439,892    (5,337,284)   (3,589,586)   (3,796,469)
  Other charges................     (165,938)     (214,921)      (52,477)      (73,966)     (174,649)     (191,592)
                                ------------  ------------  ------------  ------------  ------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS................  (25,113,968)  (24,236,287)  (20,836,583)  (30,566,959)  (24,007,484)  (25,590,439)
                                ------------  ------------  ------------  ------------  ------------  ------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS......................  (27,100,214)  (26,613,245)  (10,314,238)  (35,115,782)  (11,679,596)   29,172,918

NET ASSETS
  Beginning of period..........  150,930,061   177,543,306   194,198,610   229,314,392   214,130,494   184,957,576
  End of period................ $123,829,847  $150,930,061  $183,884,372  $194,198,610  $202,450,898  $214,130,494
                                ============  ============  ============  ============  ============  ============

  Beginning units..............  127,982,851   149,308,419    81,006,929    93,666,356    79,925,071    90,862,124
  Units issued.................   30,334,060    45,284,597     3,266,670     5,597,971     2,523,680     2,064,252
  Units redeemed...............  (52,828,422)  (66,610,165)  (11,637,527)  (18,257,398)  (11,341,887)  (13,001,305)
                                ------------  ------------  ------------  ------------  ------------  ------------
  Ending units.................  105,488,489   127,982,851    72,636,072    81,006,929    71,106,864    79,925,071
                                ============  ============  ============  ============  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A23

                                          SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------
PRUDENTIAL FLEXIBLE MANAGED   PRUDENTIAL CONSERVATIVE       PRUDENTIAL VALUE       PRUDENTIAL HIGH YIELD BOND
        PORTFOLIO               BALANCED PORTFOLIO              PORTFOLIO                   PORTFOLIO
--------------------------   ------------------------  --------------------------  --------------------------
 01/01/2014     01/01/2013    01/01/2014   01/01/2013   01/01/2014    01/01/2013    01/01/2014    01/01/2013
     TO             TO            TO           TO           TO            TO            TO            TO
 12/31/2014     12/31/2013    12/31/2014   12/31/2013   12/31/2014    12/31/2013    12/31/2014    12/31/2013
-----------    -----------   -----------  -----------  ------------  ------------  ------------  ------------
$  (193,942)   $  (192,424)  $  (269,465) $  (275,704) $ (4,655,133) $ (4,585,437) $  8,776,394  $ 10,045,945

          -              -             -            -             -             -             -             -

    457,871        284,777       797,672      705,139    13,599,970     6,006,421       579,963       317,096

    994,092      2,251,002       836,709    2,261,008    16,031,501    79,525,938    (6,601,487)    1,111,064
-----------    -----------   -----------  -----------  ------------  ------------  ------------  ------------

  1,258,021      2,343,355     1,364,916    2,690,443    24,976,338    80,946,922     2,754,870    11,474,105
-----------    -----------   -----------  -----------  ------------  ------------  ------------  ------------

     18,576         91,754        97,769       84,148     1,381,263     1,674,116     1,212,033       729,034
          -       (177,995)     (220,124)    (216,442)   (1,200,528)   (1,055,903)   (1,095,780)     (698,237)

 (1,732,476)    (1,892,627)   (2,270,007)  (2,913,919)  (36,907,175)  (33,748,891)  (27,575,714)  (26,835,282)

     61,920        428,306       200,025      393,363    (7,738,048)   (7,917,441)    1,952,111     1,114,721
          -              -             -            -      (419,347)     (457,771)     (250,018)     (287,507)
-----------    -----------   -----------  -----------  ------------  ------------  ------------  ------------

 (1,651,980)    (1,550,562)   (2,192,337)  (2,652,850)  (44,883,835)  (41,505,890)  (25,757,368)  (25,977,271)
-----------    -----------   -----------  -----------  ------------  ------------  ------------  ------------

   (393,959)       792,793      (827,421)      37,593   (19,907,497)   39,441,032   (23,002,498)  (14,503,166)

 14,279,727     13,486,934    19,635,619   19,598,026   316,368,012   276,926,980   201,311,229   215,814,395
$13,885,768    $14,279,727   $18,808,198  $19,635,619  $296,460,515  $316,368,012  $178,308,731  $201,311,229
===========    ===========   ===========  ===========  ============  ============  ============  ============

  5,641,597      6,313,280     8,177,079    9,348,598   116,025,662   133,539,907    47,472,568    53,646,031
     98,404        343,765       217,725      410,318     2,678,644     3,308,104     2,404,194     3,032,114
   (730,904)    (1,015,448)   (1,093,088)  (1,581,837)  (18,954,997)  (20,822,349)   (7,700,606)   (9,205,577)
-----------    -----------   -----------  -----------  ------------  ------------  ------------  ------------
  5,009,097      5,641,597     7,301,716    8,177,079    99,749,309   116,025,662    42,176,156    47,472,568
===========    ===========   ===========  ===========  ============  ============  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A24

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2014 and 2013

                                                                 SUBACCOUNTS
                                ---------------------------------------------------------------------------------
                                PRUDENTIAL NATURAL RESOURCES   PRUDENTIAL STOCK INDEX        PRUDENTIAL GLOBAL
                                       PORTFOLIO                      PORTFOLIO                  PORTFOLIO
                                ---------------------------  --------------------------  ------------------------
                                 01/01/2014    01/01/2013     01/01/2014    01/01/2013    01/01/2014   01/01/2013
                                     TO            TO             TO            TO            TO           TO
                                 12/31/2014    12/31/2013     12/31/2014    12/31/2013    12/31/2014   12/31/2013
                                 -----------   ----------    ------------  ------------  -----------  -----------
OPERATIONS
  Net investment income
   (loss)...................... $  (106,097)   $ (110,093)   $  4,847,637  $ (4,451,754) $  (951,579) $  (938,349)
  Capital gains distributions
   received....................           -             -      13,648,805             -            -            -
  Realized gain (loss) on
   shares redeemed.............     111,827        29,161      16,013,778    11,316,689    2,322,972    1,201,406
  Net change in unrealized
   gain (loss) on
   investments.................  (1,466,994)      738,728        (506,994)   71,205,071     (261,920)  14,066,398
                                 -----------    ----------   ------------  ------------  -----------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS..................  (1,461,264)      657,796      34,003,226    78,070,006    1,109,473   14,329,455
                                 -----------    ----------   ------------  ------------  -----------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments....................      11,242         9,037       1,281,124     1,452,457      280,489      384,803
  Annuity Payments.............     (92,117)         (121)     (1,695,875)   (1,127,568)    (292,569)    (137,794)
  Surrenders, withdrawals
   and death benefits..........    (455,813)     (703,833)    (35,358,252)  (33,388,568)  (6,672,215)  (6,403,990)
  Net transfers between
   other subaccounts or
   fixed rate option...........    (301,013)     (187,949)     (3,432,089)   (4,257,028)    (645,351)    (454,451)
  Other charges................           -             -        (370,762)     (416,022)     (78,305)     (83,842)
                                 -----------    ----------   ------------  ------------  -----------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS................    (837,701)     (882,866)    (39,575,854)  (37,736,729)  (7,407,951)  (6,695,274)
                                 -----------    ----------   ------------  ------------  -----------  -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS......................  (2,298,965)     (225,070)     (5,572,628)   40,333,277   (6,298,478)   7,634,181

NET ASSETS
  Beginning of period..........   7,849,508     8,074,578     316,543,431   276,210,154   67,255,997   59,621,816
  End of period................ $ 5,550,543    $7,849,508    $310,970,803  $316,543,431  $60,957,519  $67,255,997
                                 ===========    ==========   ============  ============  ===========  ===========

  Beginning units..............   1,009,186     1,128,485     130,864,169   148,556,457   30,874,301   34,277,423
  Units issued.................      28,322        36,020       5,341,753     5,997,803      915,774    1,420,601
  Units redeemed...............    (134,108)     (155,319)    (21,784,089)  (23,690,091)  (4,403,510)  (4,823,723)
                                 -----------    ----------   ------------  ------------  -----------  -----------
  Ending units.................     903,400     1,009,186     114,421,833   130,864,169   27,386,565   30,874,301
                                 ===========    ==========   ============  ============  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A25

                                         SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------
    PRUDENTIAL JENNISON       PRUDENTIAL SMALL CAPITALIZATION T. ROWE PRICE INTERNATIONAL T. ROWE PRICE EQUITY INCOME
         PORTFOLIO                 STOCK PORTFOLIO                 STOCK PORTFOLIO        PORTFOLIO - INVESTOR CLASS
--------------------------    ------------------------------  --------------------------  --------------------------
 01/01/2014      01/01/2013    01/01/2014      01/01/2013      01/01/2014    01/01/2013    01/01/2014    01/01/2013
     TO              TO            TO              TO              TO            TO            TO            TO
 12/31/2014      12/31/2013    12/31/2014      12/31/2013      12/31/2014    12/31/2013    12/31/2014    12/31/2013
------------    ------------   -----------     -----------    -----------   -----------   -----------   -----------
$ (4,433,617)   $ (4,155,356) $  (872,657)    $  (842,357)    $   (80,923)  $  (116,677)  $   259,714   $   107,551
           -               -            -               -         117,803             -             -             -
  21,510,578      12,469,452    3,532,193       2,231,806         395,716       324,802     3,349,892     1,965,147
   7,278,406      79,606,087     (423,764)     18,446,122        (972,680)    2,345,874       742,395    16,029,353
------------    ------------   -----------     -----------    -----------   -----------   -----------   -----------

  24,355,367      87,920,183    2,235,772      19,835,571        (540,084)    2,553,999     4,352,001    18,102,051
------------    ------------   -----------     -----------    -----------   -----------   -----------   -----------

   1,460,679       1,108,901      387,998         219,177          25,694        53,237       232,871       233,499
  (1,508,849)       (850,157)    (224,865)        (82,503)        (50,741)     (131,088)     (378,821)     (385,577)
 (33,082,608)    (28,486,834)  (6,057,582)     (6,212,793)     (1,856,301)   (1,942,515)   (7,741,273)   (5,922,199)
 (11,172,158)     (7,097,283)  (1,962,771)        199,926         313,066       315,178    (1,023,873)      303,991
    (286,331)       (300,537)     (14,424)        (15,878)         (5,442)       (7,190)      (19,473)      (23,190)
------------    ------------   -----------     -----------    -----------   -----------   -----------   -----------

 (44,589,267)    (35,625,910)  (7,871,644)     (5,892,071)     (1,573,724)   (1,712,378)   (8,930,569)   (5,793,476)
------------    ------------   -----------     -----------    -----------   -----------   -----------   -----------

 (20,233,900)     52,294,273   (5,635,872)     13,943,500      (2,113,808)      841,621    (4,578,568)   12,308,575

 317,172,024     264,877,751   67,442,401      53,498,901      22,371,031    21,529,410    79,490,475    67,181,900
$296,938,124    $317,172,024  $61,806,529     $67,442,401     $20,257,223   $22,371,031   $74,911,907   $79,490,475
============    ============   ===========     ===========    ===========   ===========   ===========   ===========

 120,569,230     136,588,442   15,356,388      16,924,329      13,481,283    14,598,599    25,950,012    28,066,857
   2,559,570       3,814,990      507,265       1,062,623         552,468     1,083,433       650,362     1,582,316
 (19,466,256)    (19,834,202)  (2,314,082)     (2,630,564)     (1,509,359)   (2,200,749)   (3,498,151)   (3,699,161)
------------    ------------   -----------     -----------    -----------   -----------   -----------   -----------
 103,662,544     120,569,230   13,549,571      15,356,388      12,524,392    13,481,283    23,102,223    25,950,012
============    ============   ===========     ===========    ===========   ===========   ===========   ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A26

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2014 and 2013

                                                                   SUBACCOUNTS
                                --------------------------------------------------------------------------------
                                                                JANUS ASPEN JANUS        JANUS ASPEN OVERSEAS
                                 INVESCO V.I. CORE EQUITY   PORTFOLIO - INSTITUTIONAL  PORTFOLIO - INSTITUTIONAL
                                      FUND - SERIES I                SHARES                     SHARES
                                --------------------------  ------------------------  --------------------------
                                 01/01/2014    01/01/2013    01/01/2014   01/01/2013   01/01/2014    01/01/2013
                                     TO            TO            TO           TO           TO            TO
                                 12/31/2014    12/31/2013    12/31/2014   12/31/2013   12/31/2014    12/31/2013
                                ------------  ------------  -----------  -----------  ------------  ------------
OPERATIONS
  Net investment income
   (loss)...................... $   (528,116) $    (14,643) $  (635,534) $  (360,673) $  3,950,124  $  1,618,081
  Capital gains distributions
   received....................      441,712             -    4,420,526            -     6,250,826             -
  Realized gain (loss) on
   shares redeemed.............    5,421,923     3,530,675    1,951,916    1,050,226     1,761,172     2,422,841
  Net change in unrealized
   gain (loss) on
   investments.................      797,770    18,753,602      950,592   14,195,837   (23,494,194)    7,412,332
                                ------------  ------------  -----------  -----------  ------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS..................    6,133,289    22,269,634    6,687,500   14,885,390   (11,532,072)   11,453,254
                                ------------  ------------  -----------  -----------  ------------  ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments....................      290,910       135,341      233,675      227,389       199,389       530,726
  Annuity Payments.............     (814,816)     (417,804)    (449,498)    (184,438)     (236,665)     (414,520)
  Surrenders, withdrawals
   and death benefits..........  (10,273,193)   (8,651,618)  (5,590,169)  (5,469,357)   (7,949,418)   (8,188,754)
  Net transfers between
   other subaccounts or
   fixed rate option...........   (1,743,351)   (1,298,321)  (1,467,282)  (1,542,262)     (950,811)   (3,104,228)
  Other charges................      (32,228)      (37,396)     (23,476)     (27,367)      (26,728)      (34,179)
                                ------------  ------------  -----------  -----------  ------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS................  (12,572,678)  (10,269,798)  (7,296,750)  (6,996,035)   (8,964,233)  (11,210,955)
                                ------------  ------------  -----------  -----------  ------------  ------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS......................   (6,439,389)   11,999,836     (609,250)   7,889,355   (20,496,305)      242,299

NET ASSETS
  Beginning of period..........   97,179,814    85,179,978   63,509,198   55,619,843    96,032,116    95,789,817
  End of period................ $ 90,740,425  $ 97,179,814  $62,899,948  $63,509,198  $ 75,535,811  $ 96,032,116
                                ============  ============  ===========  ===========  ============  ============

  Beginning units..............   38,676,716    43,197,523   28,310,079   31,862,550    25,330,800    28,534,247
  Units issued.................      437,739       821,168      416,917      494,754       640,086       847,811
  Units redeemed...............   (5,257,633)   (5,341,975)  (3,573,323)  (4,047,225)   (3,043,101)   (4,051,258)
                                ------------  ------------  -----------  -----------  ------------  ------------
  Ending units.................   33,856,822    38,676,716   25,153,673   28,310,079    22,927,785    25,330,800
                                ============  ============  ===========  ===========  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A27

                                        SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------
                                                                                   FRANKLIN SMALL-MID CAP
MFS(R) RESEARCH SERIES -       MFS(R) GROWTH SERIES -                                    GROWTH VIP
      INITIAL CLASS                 INITIAL CLASS        VP VALUE FUND - CLASS I       FUND - CLASS 2
------------------------      ------------------------  ------------------------  ------------------------
 01/01/2014     01/01/2013     01/01/2014   01/01/2013   01/01/2014   01/01/2013   01/01/2014   01/01/2013
     TO             TO             TO           TO           TO           TO           TO           TO
 12/31/2014     12/31/2013     12/31/2014   12/31/2013   12/31/2014   12/31/2013   12/31/2014   12/31/2013
-----------    -----------    -----------  -----------  -----------  -----------  -----------  -----------
$  (120,652)   $  (213,047)   $  (798,517) $  (668,327) $    43,344  $    70,043  $  (404,102) $  (384,966)
  1,532,829         49,421      4,079,711      426,007            -            -    5,628,732    1,773,937
  1,313,531        762,844      3,416,274    2,131,378    1,098,091      565,316      524,295      440,543
 (1,026,053)     4,680,625     (2,334,140)  15,474,041    2,146,098    6,520,687   (4,124,430)   6,680,735
-----------    -----------    -----------  -----------  -----------  -----------  -----------  -----------

  1,699,655      5,279,843      4,363,328   17,363,099    3,287,533    7,156,046    1,624,495    8,510,249
-----------    -----------    -----------  -----------  -----------  -----------  -----------  -----------

     70,301         98,274        331,100      269,211      327,600       72,918      129,750       50,200
    (62,421)       (86,734)      (261,109)    (216,130)    (103,331)     (59,358)    (136,467)    (131,235)
 (2,318,967)    (1,461,249)    (6,382,799)  (4,881,050)  (3,569,589)  (2,419,308)  (2,889,150)  (2,681,040)
   (794,705)       236,546       (973,162)    (241,212)      39,499    1,575,688     (585,051)    (499,298)
     (6,063)        (7,004)       (21,442)     (24,611)      (7,174)      (7,921)      (9,036)     (10,870)
-----------    -----------    -----------  -----------  -----------  -----------  -----------  -----------

 (3,111,855)    (1,220,167)    (7,307,412)  (5,093,792)  (3,312,995)    (837,981)  (3,489,954)  (3,272,243)
-----------    -----------    -----------  -----------  -----------  -----------  -----------  -----------

 (1,412,200)     4,059,676     (2,944,084)  12,269,307      (25,462)   6,318,065   (1,865,459)   5,238,006

 21,699,752     17,640,076     64,474,846   52,205,539   30,803,351   24,485,286   30,316,921   25,078,915
$20,287,552    $21,699,752    $61,530,762  $64,474,846  $30,777,889  $30,803,351  $28,451,462  $30,316,921
===========    ===========    ===========  ===========  ===========  ===========  ===========  ===========

  8,883,436      9,422,324     25,117,592   27,447,081   10,636,411   10,985,367   11,730,730   13,253,331
    107,997        803,697        745,141    1,178,387      517,042    1,371,823      351,028      651,842
 (1,350,861)    (1,342,585)    (3,551,646)  (3,507,876)  (1,615,850)  (1,720,779)  (1,695,640)  (2,174,443)
-----------    -----------    -----------  -----------  -----------  -----------  -----------  -----------
  7,640,572      8,883,436     22,311,087   25,117,592    9,537,603   10,636,411   10,386,118   11,730,730
===========    ===========    ===========  ===========  ===========  ===========  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A28

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2014 and 2013

                                                                 SUBACCOUNTS
                                ----------------------------------------------------------------------------
                                                                                        ALLIANCEBERNSTEIN
                                PRUDENTIAL JENNISON 20/20                             VPS LARGE CAP GROWTH
                                     FOCUS PORTFOLIO        DAVIS VALUE PORTFOLIO      PORTFOLIO - CLASS B
                                ------------------------  ------------------------  ------------------------
                                 01/01/2014   01/01/2013   01/01/2014   01/01/2013   01/01/2014   01/01/2013
                                     TO           TO           TO           TO           TO           TO
                                 12/31/2014   12/31/2013   12/31/2014   12/31/2013   12/31/2014   12/31/2013
                                -----------  -----------  -----------  -----------  -----------  -----------
OPERATIONS
  Net investment income
   (loss)...................... $  (724,683) $  (699,245) $  (144,080) $  (162,887) $  (102,438) $   (84,944)
  Capital gains distributions
   received....................           -            -    5,808,652    2,070,853            -            -
  Realized gain (loss) on
   shares redeemed.............   2,833,497    2,458,494      785,383      736,206      567,705      328,966
  Net change in unrealized
   gain (loss) on
   investments.................     766,629   10,614,467   (5,134,353)   5,303,737      371,025    1,603,892
                                -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS..................   2,875,443   12,373,716    1,315,602    7,947,909      836,292    1,847,914
                                -----------  -----------  -----------  -----------  -----------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments....................     174,174      403,621      108,832      106,459        3,345       42,144
  Annuity Payments.............    (151,336)    (246,693)     (61,646)    (151,310)     (22,660)     (18,489)
  Surrenders, withdrawals
   and death benefits..........  (4,485,856)  (5,063,369)  (2,279,306)  (2,561,381)    (873,810)    (772,625)
  Net transfers between
   other subaccounts or
   fixed rate option...........  (1,190,988)  (1,721,611)  (1,040,985)  (1,450,881)     544,547      833,807
  Other charges................     (13,976)     (16,408)      (7,185)      (8,218)      (1,540)      (1,550)
                                -----------  -----------  -----------  -----------  -----------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS................  (5,667,982)  (6,644,460)  (3,280,290)  (4,065,331)    (350,118)      83,287
                                -----------  -----------  -----------  -----------  -----------  -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS......................  (2,792,539)   5,729,256   (1,964,688)   3,882,578      486,174    1,931,201

NET ASSETS
  Beginning of period..........  52,712,164   46,982,908   30,760,095   26,877,517    7,205,255    5,274,054
  End of period................ $49,919,625  $52,712,164  $28,795,407  $30,760,095  $ 7,691,429  $ 7,205,255
                                ===========  ===========  ===========  ===========  ===========  ===========

  Beginning units..............  22,694,156   25,911,417   20,231,593   23,262,060    7,839,359    7,752,620
  Units issued.................     590,164    1,191,999      234,340      383,690    1,400,187    1,811,129
  Units redeemed...............  (2,951,762)  (4,409,260)  (2,358,116)  (3,414,157)  (1,782,263)  (1,724,390)
                                -----------  -----------  -----------  -----------  -----------  -----------
  Ending units.................  20,332,558   22,694,156   18,107,817   20,231,593    7,457,283    7,839,359
                                ===========  ===========  ===========  ===========  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A29

                                          SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------
                                                                 PRUDENTIAL SP
PRUDENTIAL SP SMALL CAP VALUE      JANUS ASPEN JANUS       PRUDENTIAL U.S. EMERGING   PRUDENTIAL SP INTERNATIONAL
         PORTFOLIO             PORTFOLIO - SERVICE SHARES      GROWTH PORTFOLIO           GROWTH PORTFOLIO
----------------------------   ------------------------   --------------------------  --------------------------
 01/01/2014      01/01/2013     01/01/2014    01/01/2013   01/01/2014    01/01/2013    01/01/2014    01/01/2013
     TO              TO             TO            TO           TO            TO            TO            TO
 12/31/2014      12/31/2013     12/31/2014    12/31/2013   12/31/2014    12/31/2013    12/31/2014    12/31/2013
------------    ------------   -----------   -----------  ------------  ------------  -----------   -----------
$ (1,713,332)   $ (1,746,279)  $  (163,402)  $  (114,786) $ (2,072,654) $ (2,108,151) $  (632,150)  $  (685,902)
           -               -       843,862             -             -             -            -             -
   7,122,056       5,557,886       826,081       670,788     8,245,384     5,814,409      (58,325)     (692,729)
  (2,069,035)     29,068,408      (336,604)    2,282,114     3,374,815    27,105,354   (2,277,469)    8,050,153
------------    ------------   -----------   -----------  ------------  ------------  -----------   -----------

   3,339,689      32,880,015     1,169,937     2,838,116     9,547,545    30,811,612   (2,967,944)    6,671,522
------------    ------------   -----------   -----------  ------------  ------------  -----------   -----------

     392,663         643,597        47,498        52,720       452,105       796,751      189,509       273,773
    (200,382)       (195,503)      (21,856)            -      (446,295)     (330,383)     (74,180)      (25,976)
 (13,899,137)    (13,454,148)   (1,276,042)   (1,634,448)  (17,022,415)  (15,203,068)  (5,238,460)   (5,874,094)
  (1,506,942)     (3,789,269)     (530,487)      (25,913)   (2,260,056)   (2,883,687)     101,338      (175,850)
    (263,487)       (286,549)      (31,831)      (33,858)     (317,756)     (354,566)     (92,298)     (109,996)
------------    ------------   -----------   -----------  ------------  ------------  -----------   -----------

 (15,477,285)    (17,081,872)   (1,812,718)   (1,641,499)  (19,594,417)  (17,974,953)  (5,114,091)   (5,912,143)
------------    ------------   -----------   -----------  ------------  ------------  -----------   -----------
 (12,137,596)     15,798,143      (642,781)    1,196,617   (10,046,872)   12,836,659   (8,082,035)      759,379

 116,216,364     100,418,221    12,064,745    10,868,128   137,597,753   124,761,094   43,540,982    42,781,603
$104,078,768    $116,216,364   $11,421,964   $12,064,745  $127,550,881  $137,597,753  $35,458,947   $43,540,982
============    ============   ===========   ===========  ============  ============  ===========   ===========

  45,198,887      52,822,318     8,224,606     9,525,693    51,863,775    59,367,402   26,351,907    30,107,489
   1,597,654       1,699,969       275,845       262,326     1,504,898     1,988,776    1,249,483     1,559,455
  (7,560,066)     (9,323,400)   (1,491,897)   (1,563,413)   (8,847,316)   (9,492,403)  (4,330,625)   (5,315,037)
------------    ------------   -----------   -----------  ------------  ------------  -----------   -----------
  39,236,475      45,198,887     7,008,554     8,224,606    44,521,357    51,863,775   23,270,765    26,351,907
============    ============   ===========   ===========  ============  ============  ===========   ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A30

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2014 and 2013

                                                                     SUBACCOUNTS
                                --------------------------------------------------------------------------------------
                                PRUDENTIAL SP INTERNATIONAL      AST GOLDMAN SACHS      AST SCHRODERS MULTI-ASSET WORLD
                                     VALUE PORTFOLIO         LARGE-CAP VALUE PORTFOLIO       STRATEGIES PORTFOLIO
                                --------------------------  --------------------------  ------------------------------
                                 01/01/2014    01/01/2013    01/01/2014    01/01/2013     01/01/2014      01/01/2013
                                     TO            TO            TO            TO             TO              TO
                                 12/31/2014    12/31/2013    12/31/2014    12/31/2013     12/31/2014      12/31/2013
                                -----------   -----------   ------------  ------------  --------------  --------------
OPERATIONS
  Net investment income
   (loss)...................... $  (620,515)  $  (658,034)  $ (3,669,871) $ (2,879,282) $  (43,789,724) $  (41,652,143)
  Capital gains distributions
   received....................           -             -              -             -               -               -
  Realized gain (loss) on
   shares redeemed.............    (124,328)     (785,748)    11,512,566     7,376,679      52,915,866      34,206,705
  Net change in unrealized
   gain (loss) on
   investments.................  (2,092,441)    8,113,623     17,147,726    44,836,791      23,674,132     292,586,283
                                -----------   -----------   ------------  ------------  --------------  --------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS..................  (2,837,284)    6,669,841     24,990,421    49,334,188      32,800,274     285,140,845
                                -----------   -----------   ------------  ------------  --------------  --------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments....................     250,926       191,671      7,887,852     4,589,401      98,493,547     180,943,129
  Annuity Payments.............    (112,262)      (27,728)       (17,428)      (41,008)        (82,711)        (71,653)
  Surrenders, withdrawals
   and death benefits..........  (5,304,646)   (4,637,901)   (10,219,473)   (4,573,969)    (80,271,708)    (53,648,527)
  Net transfers between
   other subaccounts or
   fixed rate option...........     314,474      (541,063)    17,094,664    27,736,209    (122,057,992)     16,208,206
  Other charges................    (106,467)     (119,826)    (2,073,981)   (1,707,011)    (25,429,923)    (23,805,876)
                                -----------   -----------   ------------  ------------  --------------  --------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS................  (4,957,975)   (5,134,847)    12,671,634    26,003,622    (129,348,787)    119,625,279
                                -----------   -----------   ------------  ------------  --------------  --------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS......................  (7,795,259)    1,534,994     37,662,055    75,337,810     (96,548,513)    404,766,124

NET ASSETS
  Beginning of period..........  41,162,674    39,627,680    221,800,922   146,463,112   2,636,511,509   2,231,745,385
  End of period................ $33,367,415   $41,162,674   $259,462,977  $221,800,922  $2,539,962,996  $2,636,511,509
                                ===========   ===========   ============  ============  ==============  ==============

  Beginning units..............  22,680,253    25,837,223     15,310,832    13,354,606     209,605,294     199,001,809
  Units issued.................     983,234       853,216      4,654,355     6,371,939      22,610,778      65,104,797
  Units redeemed...............  (3,793,703)   (4,010,186)    (3,952,395)   (4,415,713)    (32,327,417)    (54,501,312)
                                -----------   -----------   ------------  ------------  --------------  --------------
  Ending units.................  19,869,784    22,680,253     16,012,792    15,310,832     199,888,655     209,605,294
                                ===========   ===========   ============  ============  ==============  ==============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A31

                                              SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------
 AST COHEN & STEERS REALTY       AST J.P. MORGAN STRATEGIC    AST HERNDON LARGE-CAP VALUE
         PORTFOLIO                OPPORTUNITIES PORTFOLIO              PORTFOLIO           AST HIGH YIELD PORTFOLIO
--------------------------    ------------------------------  --------------------------  --------------------------
 01/01/2014      01/01/2013     01/01/2014      01/01/2013     01/01/2014    01/01/2013    01/01/2014    01/01/2013
     TO              TO             TO              TO             TO            TO            TO            TO
 12/31/2014      12/31/2013     12/31/2014      12/31/2013     12/31/2014    12/31/2013    12/31/2014    12/31/2013
------------    ------------  --------------  --------------  ------------  ------------  ------------  ------------
$ (3,577,459)   $ (3,272,162) $  (27,654,003) $  (25,875,892) $ (2,515,465) $ (2,332,094) $ (3,498,439) $ (3,514,494)
           -               -               -               -             -             -             -             -
   8,505,775       5,322,439      27,446,651      18,307,779     7,834,048     5,859,440     5,746,086     5,057,901
  47,576,427      (1,404,001)     60,334,920     141,188,880    (5,445,848)   35,292,752      (395,128)    9,395,508
------------    ------------  --------------  --------------  ------------  ------------  ------------  ------------

  52,504,743         646,276      60,127,568     133,620,767      (127,265)   38,820,098     1,852,519    10,938,915
------------    ------------  --------------  --------------  ------------  ------------  ------------  ------------

   5,802,890       6,120,437      90,865,019     202,205,626     2,862,798     5,565,495    11,407,325     8,600,585
     (32,437)         (5,120)       (366,041)       (138,843)      (24,987)       (7,579)     (158,768)     (131,503)
  (9,226,924)     (6,254,243)    (57,951,304)    (42,488,868)   (6,426,410)   (3,476,737)  (12,152,028)   (7,356,136)
   6,390,835      14,282,922     (41,260,724)     (4,745,981)   (5,133,453)    1,930,072   (12,262,656)   (5,718,648)
  (1,836,131)     (1,647,695)    (15,290,670)    (13,794,032)   (1,269,160)   (1,212,025)   (1,591,000)   (1,657,509)
------------    ------------  --------------  --------------  ------------  ------------  ------------  ------------

   1,098,233      12,496,301     (24,003,720)    141,037,902    (9,991,212)    2,799,226   (14,757,127)   (6,263,211)
------------    ------------  --------------  --------------  ------------  ------------  ------------  ------------

  53,602,976      13,142,577      36,123,848     274,658,669   (10,118,477)   41,619,324   (12,904,608)    4,675,704

 186,234,548     173,091,971   1,639,216,534   1,364,557,865   156,740,923   115,121,599   216,591,340   211,915,636
$239,837,524    $186,234,548  $1,675,340,382  $1,639,216,534  $146,622,446  $156,740,923  $203,686,732  $216,591,340
============    ============  ==============  ==============  ============  ============  ============  ============

  13,244,438      12,446,035     131,616,515     118,656,687    10,554,251    10,222,825    16,564,062    17,068,933
   5,198,705       7,309,970      15,212,072      35,160,290     1,873,250     4,124,093     6,100,786     8,628,440
  (5,131,251)     (6,511,567)    (16,324,516)    (22,200,462)   (2,564,067)   (3,792,667)   (7,137,368)   (9,133,311)
------------    ------------  --------------  --------------  ------------  ------------  ------------  ------------
  13,311,892      13,244,438     130,504,071     131,616,515     9,863,434    10,554,251    15,527,480    16,564,062
============    ============  ==============  ==============  ============  ============  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A32

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2014 and 2013

                                                                    SUBACCOUNTS
                                ----------------------------------------------------------------------------------
                                   AST SMALL-CAP GROWTH          AST MID-CAP VALUE          AST SMALL-CAP VALUE
                                  OPPORTUNITIES PORTFOLIO            PORTFOLIO                   PORTFOLIO
                                --------------------------  --------------------------  --------------------------
                                 01/01/2014    01/01/2013    01/01/2014    01/01/2013    01/01/2014    01/01/2013
                                     TO            TO            TO            TO            TO            TO
                                 12/31/2014    12/31/2013    12/31/2014    12/31/2013    12/31/2014    12/31/2013
                                ------------  ------------  ------------  ------------  ------------  ------------
OPERATIONS
  Net investment income
   (loss)...................... $ (2,744,632) $ (2,278,495) $ (1,798,086) $ (1,606,358) $ (1,878,352) $ (1,654,239)
  Capital gains distributions
   received....................            -             -             -             -             -             -
  Realized gain (loss) on
   shares redeemed.............   10,739,907     6,712,556     6,905,924     5,136,019     8,265,098     5,667,353
  Net change in unrealized
   gain (loss) on
   investments.................   (3,381,016)   40,557,338     7,643,071    20,238,075    (3,126,077)   24,022,796
                                ------------  ------------  ------------  ------------  ------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS..................    4,614,259    44,991,399    12,750,909    23,767,736     3,260,669    28,035,910
                                ------------  ------------  ------------  ------------  ------------  ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments....................    3,494,896     4,892,146     3,537,757     3,457,931     3,128,285     4,036,826
  Annuity Payments.............      (91,524)       (2,506)      (18,364)            -       (78,219)      (16,124)
  Surrenders, withdrawals
   and death benefits..........   (6,587,649)   (3,813,990)   (4,393,183)   (2,499,535)   (5,097,887)   (3,517,235)
  Net transfers between
   other subaccounts or
   fixed rate option...........    3,542,011     4,436,311    (1,959,015)    7,102,821    (9,355,501)   14,965,909
  Other charges................   (1,477,499)   (1,265,609)     (913,794)     (842,411)     (872,962)     (795,593)
                                ------------  ------------  ------------  ------------  ------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS................   (1,119,765)    4,246,352    (3,746,599)    7,218,806   (12,276,284)   14,673,783
                                ------------  ------------  ------------  ------------  ------------  ------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS......................    3,494,494    49,237,751     9,004,310    30,986,542    (9,015,615)   42,709,693

NET ASSETS
  Beginning of period..........  165,527,400   116,289,649   104,910,530    73,923,988   116,350,334    73,640,641
  End of period................ $169,021,894  $165,527,400  $113,914,840  $104,910,530  $107,334,719  $116,350,334
                                ============  ============  ============  ============  ============  ============

  Beginning units..............   10,131,377     9,818,251     6,398,667     5,850,124     7,037,534     6,003,052
  Units issued.................    4,179,553     5,142,536     1,792,764     3,405,259     1,877,312     4,087,391
  Units redeemed...............   (4,279,123)   (4,829,410)   (2,021,700)   (2,856,716)   (2,620,935)   (3,052,909)
                                ------------  ------------  ------------  ------------  ------------  ------------
  Ending units.................   10,031,807    10,131,377     6,169,731     6,398,667     6,293,911     7,037,534
                                ============  ============  ============  ============  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A33

                                            SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------
     AST GOLDMAN SACHS         AST GOLDMAN SACHS MID-CAP      AST LARGE-CAP VALUE     AST LORD ABBETT CORE FIXED
CONCENTRATED GROWTH PORTFOLIO      GROWTH PORTFOLIO                PORTFOLIO               INCOME PORTFOLIO
---------------------------   --------------------------  --------------------------  --------------------------
  01/01/2014     01/01/2013    01/01/2014    01/01/2013    01/01/2014    01/01/2013    01/01/2014    01/01/2013
      TO             TO            TO            TO            TO            TO            TO            TO
 02/07/2014**    12/31/2013    12/31/2014    12/31/2013    12/31/2014    12/31/2013    12/31/2014    12/31/2013
-------------   ------------  ------------  ------------  ------------  ------------  ------------  ------------

$    (273,980)  $ (2,363,887) $ (4,489,213) $ (3,809,777) $ (4,887,200) $ (3,661,534) $ (7,727,817) $ (7,286,099)

            -              -             -             -             -             -             -             -

   38,732,776      6,599,021    13,426,753     6,322,862    16,653,317     9,369,298     2,437,958     1,123,229
  (41,075,181)    29,022,123    15,054,195    54,767,800    33,285,748    90,428,486    32,200,094   (11,911,336)
-------------   ------------  ------------  ------------  ------------  ------------  ------------  ------------

   (2,616,385)    33,257,257    23,991,735    57,280,885    45,051,865    96,136,250    26,910,235   (18,074,206)
-------------   ------------  ------------  ------------  ------------  ------------  ------------  ------------

      257,502      4,366,874     6,991,454     7,123,224     9,628,669    16,540,997    12,207,888    23,332,883
      (11,098)       (29,097)      (27,616)            -       (67,716)     (155,410)      (40,378)     (172,797)
   (1,577,629)    (4,008,662)  (11,383,619)   (5,922,143)  (17,583,461)   (8,897,351)  (21,901,382)  (13,891,000)
 (154,209,731)    11,080,409    (7,675,090)   23,004,182    11,162,392    28,407,974    49,705,307    34,773,058
     (136,573)    (1,184,604)   (2,276,657)   (1,984,922)   (4,028,164)   (3,421,722)   (6,091,626)   (5,578,879)
-------------   ------------  ------------  ------------  ------------  ------------  ------------  ------------

 (155,677,529)    10,224,920   (14,371,528)   22,220,341      (888,280)   32,474,488    33,879,809    38,463,265
-------------   ------------  ------------  ------------  ------------  ------------  ------------  ------------

 (158,293,914)    43,482,177     9,620,207    79,501,226    44,163,585   128,610,738    60,790,044    20,389,059

  158,293,914    114,811,737   261,949,491   182,448,265   365,288,606   236,677,868   533,925,206   513,536,147
$           -   $158,293,914  $271,569,698  $261,949,491  $409,452,191  $365,288,606  $594,715,250  $533,925,206
=============   ============  ============  ============  ============  ============  ============  ============

   10,275,322      9,485,632    15,464,440    13,956,345    25,383,341    22,984,462    46,780,133    43,059,995
      254,910      4,832,513     3,926,333     6,962,102     5,572,315     8,993,897    12,060,916    17,579,118
  (10,530,232)    (4,042,823)   (4,698,667)   (5,454,007)   (5,700,391)   (6,595,018)   (9,289,633)  (13,858,980)
-------------   ------------  ------------  ------------  ------------  ------------  ------------  ------------
            -     10,275,322    14,692,106    15,464,440    25,255,265    25,383,341    49,551,416    46,780,133
=============   ============  ============  ============  ============  ============  ============  ============

** Date subaccount was no longer available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A34

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2014 and 2013

                                                                    SUBACCOUNTS
                                ----------------------------------------------------------------------------------
                                AST LOOMIS SAYLES LARGE-CAP       AST MFS GROWTH           AST NEUBERGER BERMAN
                                     GROWTH PORTFOLIO                PORTFOLIO           MID-CAP GROWTH PORTFOLIO
                                --------------------------  --------------------------  --------------------------
                                 01/01/2014    01/01/2013    01/01/2014    01/01/2013    01/01/2014      01/01/2013
                                     TO            TO            TO            TO            TO              TO
                                 12/31/2014    12/31/2013    12/31/2014    12/31/2013    12/31/2014      12/31/2013
                                ------------  ------------  ------------  ------------  ------------    ------------
OPERATIONS
  Net investment income
   (loss)...................... $ (6,194,961) $ (3,586,711) $ (1,757,070) $ (1,428,777) $ (4,326,555)   $ (3,561,884)
  Capital gains distributions
   received....................            -             -             -             -             -               -
  Realized gain (loss) on
   shares redeemed.............   16,122,217     9,832,848     6,694,014     4,446,624    13,083,844       7,815,474
  Net change in unrealized
   gain (loss) on
   investments.................   27,283,225    61,003,852     2,940,022    25,018,462     7,423,717      56,991,025
                                ------------  ------------  ------------  ------------  ------------    ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS..................   37,210,481    67,249,989     7,876,966    28,036,309    16,181,006      61,244,615
                                ------------  ------------  ------------  ------------  ------------    ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments....................    5,312,489     5,003,450     5,227,922     4,682,978     7,189,759       9,120,079
  Annuity Payments.............     (559,673)      (52,544)      (17,250)      (25,317)      (90,900)        (40,925)
  Surrenders, withdrawals
   and death benefits..........  (16,813,650)   (8,316,195)   (4,487,311)   (2,164,846)  (10,024,884)     (5,103,021)
  Net transfers between
   other subaccounts or
   fixed rate option...........  127,973,609    (2,595,089)    1,100,086    10,019,993       246,134      18,276,470
  Other charges................   (3,287,287)   (2,040,670)   (1,045,625)     (906,475)   (2,518,931)     (2,296,920)
                                ------------  ------------  ------------  ------------  ------------    ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS................  112,625,488    (8,001,048)      777,822    11,606,333    (5,198,822)     19,955,683
                                ------------  ------------  ------------  ------------  ------------    ------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS......................  149,835,969    59,248,941     8,654,788    39,642,642    10,982,184      81,200,298

NET ASSETS
  Beginning of period..........  255,014,042   195,765,101   113,750,049    74,107,407   273,973,887     192,773,589
  End of period................ $404,850,011  $255,014,042  $122,404,837  $113,750,049  $284,956,071    $273,973,887
                                ============  ============  ============  ============  ============    ============

  Beginning units..............   16,363,267    16,938,867     7,176,134     6,309,389    16,795,002      15,458,233
  Units issued.................   13,534,480     5,256,093     2,249,015     3,416,383     5,230,251       6,769,517
  Units redeemed...............   (6,114,508)   (5,831,693)   (2,181,742)   (2,549,638)   (5,527,852)     (5,432,748)
                                ------------  ------------  ------------  ------------  ------------    ------------
  Ending units.................   23,783,239    16,363,267     7,243,407     7,176,134    16,497,401      16,795,002
                                ============  ============  ============  ============  ============    ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A35

                                            SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------
 AST NEUBERGER BERMAN/LSV     AST PIMCO LIMITED MATURITY   AST T. ROWE PRICE EQUITY     AST QMA US EQUITY ALPHA
  MID-CAP VALUE PORTFOLIO           BOND PORTFOLIO             INCOME PORTFOLIO                PORTFOLIO
--------------------------    --------------------------  --------------------------  --------------------------
 01/01/2014      01/01/2013    01/01/2014    01/01/2013    01/01/2014    01/01/2013    01/01/2014    01/01/2013
     TO              TO            TO            TO            TO            TO            TO            TO
 12/31/2014      12/31/2013    12/31/2014    12/31/2013    12/31/2014    12/31/2013    12/31/2014    12/31/2013
------------    ------------  ------------  ------------  ------------  ------------  ------------  ------------
$ (4,705,622)   $ (3,344,071) $ (3,005,116) $ (3,289,358) $ (4,307,216) $ (3,590,819) $ (2,036,485) $ (1,490,144)
           -               -             -             -             -             -             -             -
  15,642,469       8,607,072      (787,920)     (897,198)   10,238,310     7,388,337     5,958,156     3,897,350
  20,987,783      57,827,143       706,223    (3,686,135)   12,334,345    59,177,431    13,015,970    20,138,150
------------    ------------  ------------  ------------  ------------  ------------  ------------  ------------

  31,924,630      63,090,144    (3,086,813)   (7,872,691)   18,265,439    62,974,949    16,937,641    22,545,356
------------    ------------  ------------  ------------  ------------  ------------  ------------  ------------

   7,329,204       6,558,096     4,764,280     7,160,809     8,741,098    14,701,703     3,463,463     2,890,074
     (98,356)        (92,672)      (55,898)      (94,602)       (6,063)      (78,730)       (4,442)            -
 (13,421,108)     (6,389,574)  (13,959,453)  (10,559,547)   (9,370,738)   (5,286,974)   (5,084,069)   (2,152,050)
   9,582,255      55,965,577   (10,054,980)  (20,279,948)    1,716,913    30,523,319    51,333,513    12,895,246
  (2,325,133)     (1,720,946)   (1,217,695)   (1,390,393)   (3,240,621)   (2,887,419)   (1,040,835)     (768,727)
------------    ------------  ------------  ------------  ------------  ------------  ------------  ------------

   1,066,862      54,320,481   (20,523,746)  (25,163,681)   (2,159,411)   36,971,899    48,667,630    12,864,543
------------    ------------  ------------  ------------  ------------  ------------  ------------  ------------

  32,991,492     117,410,625   (23,610,559)  (33,036,372)   16,106,028    99,946,848    65,605,271    35,409,899

 259,477,265     142,066,640   185,800,284   218,836,656   306,640,049   206,693,201   103,101,788    67,691,889
$292,468,757    $259,477,265  $162,189,725  $185,800,284  $322,746,077  $306,640,049  $168,707,059  $103,101,788
============    ============  ============  ============  ============  ============  ============  ============

  15,233,966      11,617,746    17,793,464    20,118,049    21,980,538    19,042,134     6,346,657     5,426,681
   4,987,634       9,074,009     5,257,481     7,801,775     3,951,174     8,329,657     4,843,454     3,193,896
  (4,872,123)     (5,457,789)   (7,184,978)  (10,126,360)   (4,114,882)   (5,391,253)   (2,210,412)   (2,273,920)
------------    ------------  ------------  ------------  ------------  ------------  ------------  ------------
  15,349,477      15,233,966    15,865,967    17,793,464    21,816,830    21,980,538     8,979,699     6,346,657
============    ============  ============  ============  ============  ============  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A36

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2014 and 2013

                                                                      SUBACCOUNTS
                                --------------------------------------------------------------------------------------
                                 AST T. ROWE PRICE NATURAL      AST T. ROWE PRICE ASSET        AST MFS GLOBAL EQUITY
                                    RESOURCES PORTFOLIO          ALLOCATION PORTFOLIO                PORTFOLIO
                                --------------------------  ------------------------------  --------------------------
                                 01/01/2014    01/01/2013     01/01/2014      01/01/2013     01/01/2014    01/01/2013
                                     TO            TO             TO              TO             TO            TO
                                 12/31/2014    12/31/2013     12/31/2014      12/31/2013     12/31/2014    12/31/2013
                                ------------  ------------  --------------  --------------  ------------  ------------
OPERATIONS
  Net investment income
   (loss)...................... $ (5,664,136) $ (5,536,439) $ (123,062,097) $ (103,215,691) $ (5,389,705) $ (4,037,356)
  Capital gains distributions
   received....................            -             -               -               -             -             -
  Realized gain (loss) on
   shares redeemed.............    8,496,082     1,916,800      90,971,266      47,950,511    11,517,102     7,382,484
  Net change in unrealized
   gain (loss) on
   investments.................  (34,565,699)   42,300,106     345,108,884     935,275,273       240,863    54,371,515
                                ------------  ------------  --------------  --------------  ------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS..................  (31,733,753)   38,680,467     313,018,053     880,010,093     6,368,260    57,716,643
                                ------------  ------------  --------------  --------------  ------------  ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments....................    6,833,466     8,279,808     620,931,831   1,135,822,901    10,770,557    17,008,912
  Annuity Payments.............     (118,083)      (29,820)       (585,961)       (104,149)      (85,985)       (7,488)
  Surrenders, withdrawals
   and death benefits..........  (14,964,816)  (10,997,046)   (209,605,207)   (165,467,184)  (11,915,606)   (4,676,573)
  Net transfers between
   other subaccounts or
   fixed rate option...........    4,624,132   (13,404,234)     32,900,801     374,677,686    33,888,805    64,160,036
  Other charges................   (2,795,220)   (2,775,319)    (75,370,046)    (61,082,677)   (2,995,250)   (2,474,388)
                                ------------  ------------  --------------  --------------  ------------  ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS................   (6,420,521)  (18,926,611)    368,271,418   1,283,846,577    29,662,521    74,010,499
                                ------------  ------------  --------------  --------------  ------------  ------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS......................  (38,154,274)   19,753,856     681,289,471   2,163,856,670    36,030,781   131,727,142

NET ASSETS
  Beginning of period..........  333,568,421   313,814,565   7,295,773,746   5,131,917,076   320,306,026   188,578,884
  End of period................ $295,414,147  $333,568,421  $7,977,063,217  $7,295,773,746  $356,336,807  $320,306,026
                                ============  ============  ==============  ==============  ============  ============

  Beginning units..............   29,033,620    30,858,079     535,636,451     427,079,323    20,596,304    15,071,995
  Units issued.................   10,847,827    12,620,264      79,258,593     166,602,274     8,402,881    11,300,369
  Units redeemed...............  (11,230,367)  (14,444,723)    (46,368,046)    (58,045,146)   (6,480,754)   (5,776,060)
                                ------------  ------------  --------------  --------------  ------------  ------------
  Ending units.................   28,651,080    29,033,620     568,526,998     535,636,451    22,518,431    20,596,304
                                ============  ============  ==============  ==============  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A37

                                                SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------
AST JPMORGAN INTERNATIONAL     AST TEMPLETON GLOBAL BOND     AST WELLINGTON MANAGEMENT       AST CAPITAL GROWTH ASSET
     EQUITY PORTFOLIO                  PORTFOLIO              HEDGED EQUITY PORTFOLIO          ALLOCATION PORTFOLIO
--------------------------    --------------------------  ------------------------------  ------------------------------
 01/01/2014      01/01/2013    01/01/2014    01/01/2013     01/01/2014      01/01/2013      01/01/2014      01/01/2013
     TO              TO            TO            TO             TO              TO              TO              TO
 12/31/2014      12/31/2013    12/31/2014    12/31/2013     12/31/2014      12/31/2013      12/31/2014      12/31/2013
------------    ------------  ------------  ------------  --------------  --------------  --------------  --------------

$ (3,464,472)   $ (3,010,429) $ (2,785,992) $ (2,865,066) $  (23,170,716) $  (14,211,647) $ (117,281,762) $  (95,236,042)

           -               -             -             -               -               -               -               -

   4,465,079       4,512,739      (304,263)   (1,865,637)     20,416,371       9,008,494      94,697,186      59,835,011

 (18,138,406)     20,942,640     1,406,712    (6,319,612)     56,145,958     152,255,220     374,353,508   1,064,403,514
------------    ------------  ------------  ------------  --------------  --------------  --------------  --------------

 (17,137,799)     22,444,950    (1,683,543)  (11,050,315)     53,391,613     147,052,067     351,768,932   1,029,002,483
------------    ------------  ------------  ------------  --------------  --------------  --------------  --------------


   3,676,313       4,799,756     6,565,915     8,648,846     232,424,890     242,994,177     512,802,515     560,289,238
    (265,073)        (44,221)      (71,067)            -        (270,511)              -        (796,622)     (1,167,874)
  (7,216,587)     (5,095,578)   (7,345,855)   (5,192,547)    (44,984,678)    (22,293,774)   (209,753,742)   (142,053,637)

  17,033,688      27,244,684     1,308,642    10,833,345     102,736,396     254,737,269     259,517,236     643,234,234
  (1,746,088)     (1,548,127)   (1,971,527)   (1,936,482)    (13,655,236)     (7,830,683)    (58,256,672)    (44,944,634)
------------    ------------  ------------  ------------  --------------  --------------  --------------  --------------

  11,482,253      25,356,514    (1,513,892)   12,353,162     276,250,861     467,606,989     503,512,715   1,015,357,327
------------    ------------  ------------  ------------  --------------  --------------  --------------  --------------

  (5,655,546)     47,801,464    (3,197,435)    1,302,847     329,642,474     614,659,056     855,281,647   2,044,359,810

 207,308,532     159,507,068   197,497,290   196,194,443   1,219,180,055     604,520,999   6,496,922,673   4,452,562,863
$201,652,986    $207,308,532  $194,299,855  $197,497,290  $1,548,822,529  $1,219,180,055  $7,352,204,320  $6,496,922,673
============    ============  ============  ============  ==============  ==============  ==============  ==============

  16,428,334      14,336,993    19,027,712    17,787,754     106,042,703      62,039,064     477,773,399     393,993,551
   5,120,464       7,201,703     3,536,753     7,128,897      42,555,974      58,654,687      84,711,039     141,512,912
  (4,164,391)     (5,110,362)   (3,651,140)   (5,888,939)    (18,571,778)    (14,651,048)    (45,648,348)    (57,733,064)
------------    ------------  ------------  ------------  --------------  --------------  --------------  --------------
  17,384,407      16,428,334    18,913,325    19,027,712     130,026,899     106,042,703     516,836,090     477,773,399
============    ============  ============  ============  ==============  ==============  ==============  ==============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A38

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2014 and 2013

                                                                          SUBACCOUNTS
                                ----------------------------------------------------------------------------------------------
                                 AST ACADEMIC STRATEGIES ASSET   AST BALANCED ASSET ALLOCATION      AST PRESERVATION ASSET
                                     ALLOCATION PORTFOLIO                  PORTFOLIO                 ALLOCATION PORTFOLIO
                                ------------------------------  ------------------------------  ------------------------------
                                  01/01/2014      01/01/2013      01/01/2014      01/01/2013      01/01/2014        01/01/2013
                                      TO              TO              TO              TO              TO                TO
                                  12/31/2014      12/31/2013      12/31/2014      12/31/2013      12/31/2014        12/31/2013
                                --------------  --------------  --------------  --------------  --------------    --------------
OPERATIONS
  Net investment income
   (loss)...................... $  (72,750,126) $  (72,491,342) $ (111,792,335) $  (99,031,672) $  (78,276,914)   $  (77,511,909)
  Capital gains distributions
   received....................              -               -               -               -               -                 -
  Realized gain (loss) on
   shares redeemed.............     95,706,429      68,552,302     128,836,422      70,953,758      83,912,490        63,429,301
  Net change in unrealized
   gain (loss) on
   investments.................     59,313,157     314,173,931     302,854,566     896,673,451     176,544,566       334,261,391
                                --------------  --------------  --------------  --------------  --------------    --------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS..................     82,269,460     310,234,891     319,898,653     868,595,537     182,180,142       320,178,783
                                --------------  --------------  --------------  --------------  --------------    --------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments....................    114,457,440     255,874,853     471,046,445     590,440,826     223,271,228       533,326,229
  Annuity Payments.............       (780,486)       (168,290)     (1,304,222)     (1,302,655)     (1,457,326)       (1,449,062)
  Surrenders, withdrawals
   and death benefits..........   (163,169,733)   (129,497,366)   (305,158,588)   (220,964,555)   (224,651,902)     (206,055,789)
  Net transfers between
   other subaccounts or
   fixed rate option...........   (228,388,375)    (42,413,028)     22,826,995     229,359,873    (135,711,038)     (273,355,205)
  Other charges................    (35,155,467)    (34,253,747)    (57,748,662)    (48,833,380)    (38,624,903)      (36,877,576)
                                --------------  --------------  --------------  --------------  --------------    --------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS................   (313,036,621)     49,542,422     129,661,968     548,700,109    (177,173,941)       15,588,597
                                --------------  --------------  --------------  --------------  --------------    --------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS......................   (230,767,161)    359,777,313     449,560,621   1,417,295,646       5,006,201       335,767,380

NET ASSETS
  Beginning of period..........  4,268,987,509   3,909,210,196   6,621,022,037   5,203,726,391   4,626,397,788     4,290,630,408
  End of period................ $4,038,220,348  $4,268,987,509  $7,070,582,658  $6,621,022,037  $4,631,403,989    $4,626,397,788
                                ==============  ==============  ==============  ==============  ==============    ==============

  Beginning units..............    351,118,214     347,097,295     500,114,203     451,333,466     372,081,247       367,593,732
  Units issued.................     34,165,898      91,436,570      63,815,696     107,133,582      44,538,340        92,474,155
  Units redeemed...............    (59,042,809)    (87,415,651)    (49,900,651)    (58,352,845)    (56,316,557)      (87,986,640)
                                --------------  --------------  --------------  --------------  --------------    --------------
  Ending units.................    326,241,303     351,118,214     514,029,248     500,114,203     360,303,030       372,081,247
                                ==============  ==============  ==============  ==============  ==============    ==============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A39

                                                  SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------
  AST FI PYRAMIS QUANTITATIVE          AST PRUDENTIAL GROWTH          AST ADVANCED STRATEGIES     AST T. ROWE PRICE LARGE-CAP
           PORTFOLIO                   ALLOCATION PORTFOLIO                  PORTFOLIO                 GROWTH PORTFOLIO
------------------------------    ------------------------------  ------------------------------  --------------------------
  01/01/2014        01/01/2013      01/01/2014      01/01/2013      01/01/2014      01/01/2013     01/01/2014    01/01/2013
      TO                TO              TO              TO              TO              TO             TO            TO
  12/31/2014        12/31/2013      12/31/2014      12/31/2013      12/31/2014      12/31/2013     12/31/2014    12/31/2013
--------------    --------------  --------------  --------------  --------------  --------------  ------------  ------------
$  (51,821,901)   $  (46,384,766) $  (67,512,802) $  (55,749,541) $  (98,385,521) $  (83,973,577) $ (9,507,694) $ (7,166,270)
             -                 -               -               -               -               -             -             -
    44,610,435        24,356,472      66,598,752      46,043,311      82,605,065      40,148,567    30,501,608    19,155,374
    54,131,026       365,241,460     290,309,554     475,568,287     272,951,036     729,496,156    14,153,499   137,633,132
--------------    --------------  --------------  --------------  --------------  --------------  ------------  ------------

    46,919,560       343,213,166     289,395,504     465,862,057     257,170,580     685,671,146    35,147,413   149,622,236
--------------    --------------  --------------  --------------  --------------  --------------  ------------  ------------

   208,006,992       423,649,841     396,347,270     490,879,666     473,353,471     872,367,545    15,108,616    12,879,318
      (132,766)         (105,809)       (102,703)        (30,505)       (500,837)       (202,461)     (197,508)     (390,375)
   (97,783,785)      (70,558,540)   (111,762,787)    (69,621,152)   (166,419,591)   (102,039,897)  (25,188,329)  (12,915,331)
   (64,276,862)       88,538,266      98,185,021     183,162,131     (34,653,492)    256,799,959    36,967,604    53,104,968
   (30,839,394)      (26,492,996)    (40,348,632)    (31,952,284)    (58,571,567)    (48,252,611)   (4,578,353)   (3,630,699)
--------------    --------------  --------------  --------------  --------------  --------------  ------------  ------------

    14,974,185       415,030,762     342,318,169     572,437,856     213,207,984     978,672,535    22,112,030    49,047,881
--------------    --------------  --------------  --------------  --------------  --------------  ------------  ------------

    61,893,745       758,243,928     631,713,673   1,038,299,913     470,378,564   1,664,343,681    57,259,443   198,670,117

 3,164,359,014     2,406,115,086   3,842,655,603   2,804,355,690   5,785,627,771   4,121,284,090   533,489,977   334,819,860
$3,226,252,759    $3,164,359,014  $4,474,369,276  $3,842,655,603  $6,256,006,335  $5,785,627,771  $590,749,420  $533,489,977
==============    ==============  ==============  ==============  ==============  ==============  ============  ============

   248,285,247       211,694,110     296,876,303     248,629,701     426,587,465     343,975,841    30,310,526    26,918,480
    30,841,738        75,474,768      71,848,709     117,253,080      59,738,841     132,340,734    11,436,303    14,370,434
   (28,036,054)      (38,883,631)    (43,919,773)    (69,006,478)    (39,229,017)    (49,729,110)  (10,157,260)  (10,978,388)
--------------    --------------  --------------  --------------  --------------  --------------  ------------  ------------
   251,090,931       248,285,247     324,805,239     296,876,303     447,097,289     426,587,465    31,589,569    30,310,526
==============    ==============  ==============  ==============  ==============  ==============  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A40

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2014 and 2013

                                                                       SUBACCOUNTS
                                ----------------------------------------------------------------------------------------
                                      AST MONEY MARKET           AST SMALL-CAP GROWTH         AST PIMCO TOTAL RETURN
                                          PORTFOLIO                    PORTFOLIO                  BOND PORTFOLIO
                                ----------------------------  --------------------------  ------------------------------
                                  01/01/2014     01/01/2013    01/01/2014    01/01/2013     01/01/2014        01/01/2013
                                      TO             TO            TO            TO             TO                TO
                                  12/31/2014     12/31/2013    12/31/2014    12/31/2013     12/31/2014        12/31/2013
                                -------------  -------------  ------------  ------------  --------------    --------------
OPERATIONS
  Net investment income
   (loss)...................... $  (3,371,060) $  (3,881,312) $ (3,422,560) $ (2,938,361) $  (36,176,687)   $  (38,927,585)
  Capital gains distributions
   received....................             -              -             -             -               -                 -
  Realized gain (loss) on
   shares redeemed.............             -              -    11,310,070     8,559,959      16,924,460         6,281,303
  Net change in unrealized
   gain (loss) on
   investments.................             -              -    (5,292,822)   41,010,364      75,148,785       (54,331,412)
                                -------------  -------------  ------------  ------------  --------------    --------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS..................    (3,371,060)    (3,881,312)    2,594,688    46,631,962      55,896,558       (86,977,694)
                                -------------  -------------  ------------  ------------  --------------    --------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments....................    27,726,396     22,103,019     4,251,353     5,898,112      22,207,648        54,056,842
  Annuity Payments.............      (372,935)      (208,515)      (40,497)      (33,619)     (1,118,893)         (482,437)
  Surrenders, withdrawals
   and death benefits..........  (541,946,316)  (402,713,712)  (10,353,999)   (5,510,271)   (111,840,438)      (99,940,501)
  Net transfers between
   other subaccounts or
   fixed rate option...........   498,669,589    359,461,678    (7,556,877)   30,508,550    (151,696,514)       19,141,887
  Other charges................    (1,316,304)    (1,633,554)   (1,591,535)   (1,399,774)    (18,679,305)      (19,476,356)
                                -------------  -------------  ------------  ------------  --------------    --------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS................   (17,239,570)   (22,991,084)  (15,291,555)   29,462,998    (261,127,502)      (46,700,565)
                                -------------  -------------  ------------  ------------  --------------    --------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS......................   (20,610,630)   (26,872,396)  (12,696,867)   76,094,960    (205,230,944)     (133,678,259)

NET ASSETS
  Beginning of period..........   213,351,383    240,223,779   209,243,993   133,149,033   2,248,671,453     2,382,349,712
  End of period................ $ 192,740,753  $ 213,351,383  $196,547,126  $209,243,993  $2,043,440,509    $2,248,671,453
                                =============  =============  ============  ============  ==============    ==============

  Beginning units..............    22,470,117     24,862,519    11,797,325     9,973,084     201,354,458       205,774,079
  Units issued.................    82,675,436     79,679,312     3,444,802     6,402,174      29,703,591        68,223,104
  Units redeemed...............   (84,562,496)   (82,071,714)   (4,347,953)   (4,577,933)    (52,482,271)      (72,642,725)
                                -------------  -------------  ------------  ------------  --------------    --------------
  Ending units.................    20,583,057     22,470,117    10,894,174    11,797,325     178,575,778       201,354,458
                                =============  =============  ============  ============  ==============    ==============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A41

                                            SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------
 AST INTERNATIONAL VALUE     AST INTERNATIONAL GROWTH    NVIT DEVELOPING MARKETS     AST INVESTMENT GRADE BOND
        PORTFOLIO                    PORTFOLIO               FUND - CLASS II                 PORTFOLIO
------------------------    --------------------------  ------------------------  ------------------------------
 01/01/2014     01/01/2013   01/01/2014    01/01/2013    01/01/2014   01/01/2013    01/01/2014      01/01/2013
     TO             TO           TO            TO            TO           TO            TO              TO
 12/31/2014     12/31/2013   12/31/2014    12/31/2013    12/31/2014   12/31/2013    12/31/2014      12/31/2013
-----------    -----------  ------------  ------------  -----------  -----------  -------------  ---------------
$(1,553,955)   $(1,351,139) $ (2,460,907) $ (2,208,975) $   (81,250) $   (84,980) $ (10,142,018) $   (20,405,294)
          -              -             -             -            -            -              -                -
  2,221,822      1,828,020     2,822,412     3,011,448     (601,649)    (700,866)    27,516,144       45,474,885
 (8,799,804)    12,326,023   (14,599,899)   29,413,294      (31,209)     518,672      8,273,533      (55,708,223)
-----------    -----------  ------------  ------------  -----------  -----------  -------------  ---------------

 (8,131,937)    12,802,904   (14,238,394)   30,215,767     (714,108)    (267,174)    25,647,659      (30,638,632)
-----------    -----------  ------------  ------------  -----------  -----------  -------------  ---------------

  3,423,733      2,080,339     5,982,370     5,811,896       18,269       69,556              -            1,086
          -              -       (64,610)            -       (5,435)      (9,671)      (134,596)         (61,413)
 (3,187,660)    (1,591,422)   (6,255,953)   (3,240,685)  (1,385,534)  (1,404,435)   (32,638,477)     (42,190,435)
  6,493,530      9,640,410    11,487,427     8,780,202     (703,990)    (618,588)   119,488,830   (2,436,220,844)
   (810,811)      (722,156)   (2,331,328)   (2,213,068)     (31,217)     (35,451)    (6,349,432)     (13,275,629)
-----------    -----------  ------------  ------------  -----------  -----------  -------------  ---------------

  5,918,792      9,407,171     8,817,906     9,138,345   (2,107,907)  (1,998,589)    80,366,325   (2,491,747,235)
-----------    -----------  ------------  ------------  -----------  -----------  -------------  ---------------

 (2,213,145)    22,210,075    (5,420,488)   39,354,112   (2,822,015)  (2,265,763)   106,013,984   (2,522,385,867)

 92,461,154     70,251,079   206,639,394   167,285,282   10,904,677   13,170,440    621,532,307    3,143,918,174
$90,248,009    $92,461,154  $201,218,906  $206,639,394  $ 8,082,662  $10,904,677  $ 727,546,291  $   621,532,307
===========    ===========  ============  ============  ===========  ===========  =============  ===============

  7,524,472      6,716,213    17,172,146    16,432,762      742,948      882,429     48,729,870      240,121,532
  2,565,401      3,428,385     3,351,746     4,313,807       45,731       73,088    125,792,735      254,716,574
 (2,088,155)    (2,620,126)   (2,612,216)   (3,574,423)    (194,129)    (212,569)  (119,552,935)    (446,108,236)
-----------    -----------  ------------  ------------  -----------  -----------  -------------  ---------------
  8,001,718      7,524,472    17,911,676    17,172,146      594,550      742,948     54,969,670       48,729,870
===========    ===========  ============  ============  ===========  ===========  =============  ===============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A42

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2014 and 2013

                                                                   SUBACCOUNTS
                                --------------------------------------------------------------------------------
                                AST WESTERN ASSET CORE PLUS
                                      BOND PORTFOLIO          AST BOND PORTFOLIO 2018    AST BOND PORTFOLIO 2019
                                --------------------------  --------------------------  ------------------------
                                 01/01/2014    01/01/2013    01/01/2014    01/01/2013    01/01/2014   01/01/2013
                                     TO            TO            TO            TO            TO           TO
                                 12/31/2014    12/31/2013    12/31/2014    12/31/2013    12/31/2014   12/31/2013
                                ------------  ------------  ------------  ------------  -----------  -----------
OPERATIONS
  Net investment income
   (loss)...................... $ (8,299,655) $ (7,158,648) $ (1,903,688) $ (3,055,944) $  (355,085) $  (532,899)
  Capital gains distributions
   received....................            -             -             -             -            -            -
  Realized gain (loss) on
   shares redeemed.............    2,614,184      (123,284)    1,375,076     3,945,623     (145,979)    (922,958)
  Net change in unrealized
   gain (loss) on
   investments.................   30,024,573    (6,396,206)    1,136,213    (7,897,543)     895,656     (120,716)
                                ------------  ------------  ------------  ------------  -----------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS..................   24,339,102   (13,678,138)      607,601    (7,007,864)     394,592   (1,576,573)
                                ------------  ------------  ------------  ------------  -----------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments....................    6,185,821     9,159,292         2,969         1,408          177            1
  Annuity Payments.............      (15,994)         (480)      (44,634)      (66,384)           -            -
  Surrenders, withdrawals
   and death benefits..........  (22,186,314)  (12,772,463)   (6,227,192)   (7,927,132)  (1,615,586)  (1,350,009)
  Net transfers between
   other subaccounts or
   fixed rate option...........   98,884,582    32,365,434   (21,668,154)  (50,377,482)  (5,181,232)  (6,706,267)
  Other charges................   (4,313,496)   (3,781,787)      (54,014)      (79,870)      (6,826)     (10,058)
                                ------------  ------------  ------------  ------------  -----------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS................   78,554,599    24,969,996   (27,991,025)  (58,449,460)  (6,803,467)  (8,066,333)
                                ------------  ------------  ------------  ------------  -----------  -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS......................  102,893,701    11,291,858   (27,383,424)  (65,457,324)  (6,408,875)  (9,642,906)

NET ASSETS
  Beginning of period..........  433,900,626   422,608,768   103,179,417   168,636,741   20,191,487   29,834,393
  End of period................ $536,794,327  $433,900,626  $ 75,795,993  $103,179,417  $13,782,612  $20,191,487
                                ============  ============  ============  ============  ===========  ===========

  Beginning units..............   38,646,845    36,399,377     8,868,288    13,760,511    1,691,166    2,326,700
  Units issued.................   19,265,815    18,732,940     1,121,510     5,918,190      226,128    1,530,852
  Units redeemed...............  (12,502,727)  (16,485,472)   (3,517,141)  (10,810,413)    (789,925)  (2,166,386)
                                ------------  ------------  ------------  ------------  -----------  -----------
  Ending units.................   45,409,933    38,646,845     6,472,657     8,868,288    1,127,369    1,691,166
                                ============  ============  ============  ============  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A43

                                             SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------
 AST GLOBAL REAL ESTATE       AST PARAMETRIC EMERGING        AST GOLDMAN SACHS           AST SCHRODERS GLOBAL
        PORTFOLIO            MARKETS EQUITY PORTFOLIO    SMALL-CAP VALUE PORTFOLIO        TACTICAL PORTFOLIO
------------------------    --------------------------  --------------------------  ------------------------------
 01/01/2014     01/01/2013   01/01/2014    01/01/2013    01/01/2014    01/01/2013     01/01/2014      01/01/2013
     TO             TO           TO            TO            TO            TO             TO              TO
 12/31/2014     12/31/2013   12/31/2014    12/31/2013    12/31/2014    12/31/2013     12/31/2014      12/31/2013
-----------    -----------  ------------  ------------  ------------  ------------  --------------  --------------
$(1,473,015)   $(1,401,476) $ (4,006,743) $ (3,873,173) $ (5,081,330) $ (4,041,940) $  (52,821,153) $  (43,827,707)
          -              -             -             -             -             -               -               -
  3,163,617      2,848,012     3,832,992      (521,022)   14,967,790    10,406,854      44,574,991      22,736,138
  7,982,892       (469,758)  (13,426,752)   (1,225,925)    5,820,431    68,757,326     141,952,646     416,617,246
-----------    -----------  ------------  ------------  ------------  ------------  --------------  --------------

  9,673,494        976,778   (13,600,503)   (5,620,120)   15,706,891    75,122,240     133,706,484     395,525,677
-----------    -----------  ------------  ------------  ------------  ------------  --------------  --------------

  2,003,071      3,303,671     3,229,677     4,710,033     7,172,219     7,717,819     246,746,836     429,604,430
          -              -       (45,471)         (998)      (45,446)            -         (63,576)              -
 (2,787,766)    (1,790,600)   (7,553,514)   (4,640,032)  (11,007,567)   (5,307,498)    (79,125,750)    (45,127,749)
 (2,329,180)     8,400,753    (2,563,353)   25,223,113    11,685,612    33,690,552       6,779,266     261,516,399
   (774,961)      (748,144)   (2,251,932)   (2,170,077)   (2,732,043)   (2,351,544)    (32,626,534)    (26,616,356)
-----------    -----------  ------------  ------------  ------------  ------------  --------------  --------------

 (3,888,836)     9,165,680    (9,184,593)   23,122,039     5,072,775    33,749,329     141,710,242     619,376,724
-----------    -----------  ------------  ------------  ------------  ------------  --------------  --------------

  5,784,658     10,142,458   (22,785,096)   17,501,919    20,779,666   108,871,569     275,416,726   1,014,902,401

 82,370,919     72,228,461   237,959,556   220,457,637   301,627,095   192,755,526   3,115,314,824   2,100,412,423
$88,155,577    $82,370,919  $215,174,460  $237,959,556  $322,406,761  $301,627,095  $3,390,731,550  $3,115,314,824
===========    ===========  ============  ============  ============  ============  ==============  ==============

  6,106,874      5,471,216    22,889,863    20,908,701    17,117,415    14,958,208     229,670,371     178,381,363
  1,770,397      3,840,124     8,393,948    12,781,560     5,574,993     8,396,309      34,994,071      79,752,768
 (2,040,345)    (3,204,466)   (9,217,574)  (10,800,398)   (5,265,910)   (6,237,102)    (22,338,360)    (28,463,760)
-----------    -----------  ------------  ------------  ------------  ------------  --------------  --------------
  5,836,926      6,106,874    22,066,237    22,889,863    17,426,498    17,117,415     242,326,082     229,670,371
===========    ===========  ============  ============  ============  ============  ==============  ==============


  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A44

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2014 and 2013

                                                                          SUBACCOUNTS
                                ----------------------------------------------------------------------------------------------
                                     AST RCM WORLD TRENDS           AST J.P. MORGAN GLOBAL         AST GOLDMAN SACHS MULTI-ASSET
                                           PORTFOLIO                  THEMATIC PORTFOLIO                     PORTFOLIO
                                ------------------------------  ------------------------------    ------------------------------
                                  01/01/2014      01/01/2013      01/01/2014        01/01/2013      01/01/2014      01/01/2013
                                      TO              TO              TO                TO              TO              TO
                                  12/31/2014      12/31/2013      12/31/2014        12/31/2013      12/31/2014      12/31/2013
                                --------------  --------------  --------------    --------------  --------------  --------------
OPERATIONS
  Net investment income
   (loss)...................... $  (53,163,091) $  (46,536,325) $  (34,637,298)   $  (29,684,371) $  (32,043,525) $  (29,032,146)
  Capital gains distributions
   received....................              -               -               -                 -               -               -
  Realized gain (loss) on
   shares redeemed.............     37,513,354      19,871,313      34,729,612        18,941,609      27,591,382      17,424,373
  Net change in unrealized
   gain (loss) on
   investments.................    128,398,437     318,894,049      98,252,706       255,564,038      50,023,510     146,478,565
                                --------------  --------------  --------------    --------------  --------------  --------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS..................    112,748,700     292,229,037      98,345,020       244,821,276      45,571,367     134,870,792
                                --------------  --------------  --------------    --------------  --------------  --------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments....................    285,035,668     520,676,293     174,349,040       274,199,756     211,469,641     275,028,090
  Annuity Payments.............        (95,497)        (22,758)        (35,666)          (43,373)        (88,671)        (82,836)
  Surrenders, withdrawals
   and death benefits..........    (89,609,044)    (59,475,556)    (51,303,516)      (30,466,339)    (59,404,706)    (41,066,460)
  Net transfers between
   other subaccounts or
   fixed rate option...........    (48,601,930)     30,609,352     (36,738,193)       85,616,365     (58,901,463)    (30,327,942)
  Other charges................    (33,951,672)    (28,829,882)    (21,637,782)      (18,187,900)    (20,241,701)    (17,705,119)
                                --------------  --------------  --------------    --------------  --------------  --------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS................    112,777,525     462,957,449      64,633,883       311,118,509      72,833,100     185,845,733
                                --------------  --------------  --------------    --------------  --------------  --------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS......................    225,526,225     755,186,486     162,978,903       555,939,785     118,404,467     320,716,525

NET ASSETS
  Beginning of period..........  3,225,998,690   2,470,812,204   2,077,440,086     1,521,500,301   1,929,095,433   1,608,378,908
  End of period................ $3,451,524,915  $3,225,998,690  $2,240,418,989    $2,077,440,086  $2,047,499,900  $1,929,095,433
                                ==============  ==============  ==============    ==============  ==============  ==============

  Beginning units..............    262,920,377     221,185,811     155,830,286       129,515,188     160,349,399     142,916,661
  Units issued.................     36,713,028      81,627,590      23,280,576        49,333,229      30,071,539      50,524,847
  Units redeemed...............    (25,643,398)    (39,893,024)    (16,876,338)      (23,018,131)    (22,309,403)    (33,092,109)
                                --------------  --------------  --------------    --------------  --------------  --------------
  Ending units.................    273,990,007     262,920,377     162,234,524       155,830,286     168,111,535     160,349,399
                                ==============  ==============  ==============    ==============  ==============  ==============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A45

                                     SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------
AST FI PYRAMIS(R) ASSET ALLOCATION  PROFUND VP CONSUMER   PROFUND VP CONSUMER       PROFUND VP
           PORTFOLIO                     SERVICES           GOODS PORTFOLIO         FINANCIALS
---------------------------------  --------------------  --------------------  --------------------
  01/01/2014        01/01/2013     01/01/2014 01/01/2013 01/01/2014 01/01/2013 01/01/2014 01/01/2013
      TO                TO             TO         TO         TO         TO         TO         TO
  12/31/2014        12/31/2013     12/31/2014 12/31/2013 12/31/2014 12/31/2013 12/31/2014 12/31/2013
 --------------   --------------   ---------- ---------- ---------- ---------- ---------- ----------
$  (37,736,852)   $  (28,885,572)  $  (5,157)  $ (3,505)  $ (1,643) $  (1,548) $ (11,009) $  (9,629)
             -                 -         369        901          -          -          -          -
    24,029,438        12,009,448      62,389     15,030     39,032     53,145    105,700    150,133
   104,476,065       293,557,493     (23,934)    96,045    (17,928)    42,117     (4,596)   100,720
 --------------   --------------   ---------   --------   --------  ---------  ---------  ---------

    90,768,651       276,681,369      33,667    108,471     19,461     93,714     90,095    241,224
 --------------   --------------   ---------   --------   --------  ---------  ---------  ---------

   282,683,859       341,155,813       3,136     10,321          -     12,369          -     11,756
       (80,360)          (80,911)          -          -          -          -          -          -
   (52,323,626)      (29,493,160)    (32,713)   (10,187)    (4,477)   (11,121)  (102,777)  (172,709)
    59,043,651       227,811,447    (126,497)   236,106    (51,474)  (111,610)    72,805   (104,845)
   (23,087,197)      (17,244,709)     (2,929)    (3,227)    (1,478)    (3,274)    (6,156)    (7,599)
 --------------   --------------   ---------   --------   --------  ---------  ---------  ---------

   266,236,327       522,148,480    (159,003)   233,013    (57,429)  (113,636)   (36,128)  (273,397)
 --------------   --------------   ---------   --------   --------  ---------  ---------  ---------

   357,004,978       798,829,849    (125,336)   341,484    (37,968)   (19,922)    53,967    (32,173)

 2,122,569,187     1,323,739,338     518,459    176,975    404,042    423,964    863,069    895,242
$2,479,574,165    $2,122,569,187   $ 393,123   $518,459   $366,074  $ 404,042  $ 917,036  $ 863,069
 ==============   ==============   =========   ========   ========  =========  =========  =========

   157,736,679       113,954,635      27,168     12,519     25,017     33,923     95,105    114,536
    36,326,446        61,576,994       5,014     22,563     10,081     15,627     46,441     66,574
   (14,371,817)      (17,794,950)    (13,294)    (7,914)   (14,041)   (24,533)   (55,475)   (86,005)
 --------------   --------------   ---------   --------   --------  ---------  ---------  ---------
   179,691,308       157,736,679      18,888     27,168     21,057     25,017     86,071     95,105
 ==============   ==============   =========   ========   ========  =========  =========  =========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A46

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2014 and 2013

                                                            SUBACCOUNTS
                                ------------------------------------------------------------------
                                      PROFUND VP             PROFUND VP         PROFUND VP MID-CAP
                                      HEALTH CARE            INDUSTRIALS              GROWTH
                                ----------------------  --------------------   --------------------
                                01/01/2014  01/01/2013  01/01/2014 01/01/2013  01/01/2014 01/01/2013
                                    TO          TO          TO         TO          TO         TO
                                12/31/2014  12/31/2013  12/31/2014 12/31/2013  12/31/2014 12/31/2013
                                ----------  ----------  ---------- ----------  ---------- ----------
OPERATIONS
  Net investment income
   (loss)...................... $  (24,280) $  (14,803)  $ (4,664)  $ (2,610)  $  (8,253)  $ (7,999)
  Capital gains distributions
   received....................          -           -          -          -      51,832          -
  Realized gain (loss) on
   shares redeemed.............    220,135     218,079     51,026     27,513      32,500     25,303
  Net change in unrealized
   gain (loss) on
   investments.................    213,384     254,121    (28,367)    87,024     (57,077)   116,934
                                ----------  ----------   --------   --------   ---------   --------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS..................    409,239     457,397     17,995    111,927      19,002    134,238
                                ----------  ----------   --------   --------   ---------   --------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments....................     75,268      28,155        234     20,063       7,686      3,971
  Annuity Payments.............          -           -          -          -           -          -
  Surrenders, withdrawals
   and death benefits..........   (247,149)   (273,558)   (94,641)   (16,095)    (56,859)    (2,487)
  Net transfers between
   other subaccounts or
   fixed rate option...........    176,893     366,260     34,349     40,182     (51,955)   124,085
  Other charges................    (15,120)    (11,207)    (3,779)    (2,856)     (4,472)    (4,564)
                                ----------  ----------   --------   --------   ---------   --------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS................    (10,108)    109,650    (63,837)    41,294    (105,600)   121,005
                                ----------  ----------   --------   --------   ---------   --------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS......................    399,131     567,047    (45,842)   153,221     (86,598)   255,243

NET ASSETS
  Beginning of period..........  1,795,350   1,228,303    421,843    268,622     628,203    372,960
  End of period................ $2,194,481  $1,795,350   $376,001   $421,843   $ 541,605   $628,203
                                ==========  ==========   ========   ========   =========   ========

  Beginning units..............    103,938      98,053     29,286     25,372      41,666     31,893
  Units issued.................     52,728      81,413     13,824     15,159       8,360     29,309
  Units redeemed...............    (52,760)    (75,528)   (17,621)   (11,245)    (15,907)   (19,536)
                                ----------  ----------   --------   --------   ---------   --------
  Ending units.................    103,906     103,938     25,489     29,286      34,119     41,666
                                ==========  ==========   ========   ========   =========   ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A47

                                 SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------
 PROFUND VP MID-CAP        PROFUND VP REAL                                PROFUND VP SMALL-CAP
        VALUE                  ESTATE         PROFUND VP SMALL-CAP GROWTH         VALUE
--------------------    --------------------  --------------------------  --------------------
01/01/2014   01/01/2013 01/01/2014 01/01/2013 01/01/2014    01/01/2013    01/01/2014 01/01/2013
    TO           TO         TO         TO         TO            TO            TO         TO
12/31/2014   12/31/2013 12/31/2014 12/31/2013 12/31/2014    12/31/2013    12/31/2014 12/31/2013
----------   ---------- ---------- ---------- ----------    ----------    ---------- ----------
$  (7,800)   $  (5,645)  $  1,160   $ (2,101) $   (8,519)   $   (7,898)   $  (4,516)  $ (3,791)
        -            -          -          -     127,865        35,356       21,039          -
  129,617       98,924     33,635     24,618      28,522        37,662       86,047     50,523
  (84,476)      96,996     94,630    (32,908)   (173,367)      171,210      (85,674)    84,218
---------    ---------   --------   --------   ----------    ----------   ---------   --------

   37,341      190,275    129,425    (10,391)    (25,499)      236,330       16,896    130,950
---------    ---------   --------   --------   ----------    ----------   ---------   --------

    2,926        4,265     24,914      1,559     144,501        13,559        2,323      4,616
        -            -          -          -           -             -            -          -
 (167,658)    (180,444)   (56,141)   (41,469)   (181,797)      (15,398)     (55,678)    (9,631)
 (121,970)     103,871    152,997      4,492    (358,880)      542,075     (147,557)    11,002
   (5,220)      (3,913)    (4,780)    (3,626)     (4,229)       (3,947)      (2,592)    (2,376)
---------    ---------   --------   --------   ----------    ----------   ---------   --------

 (291,922)     (76,221)   116,990    (39,044)   (400,405)      536,289     (203,504)     3,611
---------    ---------   --------   --------   ----------    ----------   ---------   --------

 (254,581)     114,054    246,415    (49,435)   (425,904)      772,619     (186,608)   134,561

  759,404      645,350    446,378    495,813   1,183,248       410,629      448,176    313,615
$ 504,823    $ 759,404   $692,793   $446,378  $  757,344    $1,183,248    $ 261,568   $448,176
=========    =========   ========   ========   ==========    ==========   =========   ========

   50,948       56,486     43,744     47,844      67,635        33,858       28,475     27,156
   64,408       46,665     32,705     20,211      38,142        57,363       24,896     35,299
  (83,231)     (52,203)   (25,244)   (24,311)    (62,440)      (23,586)     (37,098)   (33,980)
---------    ---------   --------   --------   ----------    ----------   ---------   --------
   32,125       50,948     51,205     43,744      43,337        67,635       16,273     28,475
=========    =========   ========   ========   ==========    ==========   =========   ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A48

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2014 and 2013

                                                            SUBACCOUNTS
                                ------------------------------------------------------------------
                                     PROFUND VP                               PROFUND VP LARGE-CAP
                                 TELECOMMUNICATIONS   PROFUND VP UTILITIES           GROWTH
                                --------------------  --------------------   ----------------------
                                01/01/2014 01/01/2013 01/01/2014  01/01/2013 01/01/2014  01/01/2013
                                    TO         TO         TO          TO         TO          TO
                                12/31/2014 12/31/2013 12/31/2014  12/31/2013 12/31/2014  12/31/2013
                                ---------- ---------- ----------  ---------- ----------  ----------
OPERATIONS
  Net investment income
   (loss)......................  $  3,294   $  1,211   $  3,508   $   8,702  $  (17,871) $  (11,181)
  Capital gains distributions
   received....................         -      5,794          -           -           -           -
  Realized gain (loss) on
   shares redeemed.............     4,448     13,104     50,173      41,411      79,361      24,831
  Net change in unrealized
   gain (loss) on
   investments.................    (7,260)    (4,089)   103,851      29,987      87,400     235,938
                                 --------   --------   --------   ---------  ----------  ----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS..................       482     16,020    157,532      80,100     148,890     249,588
                                 --------   --------   --------   ---------  ----------  ----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments....................         -          1     38,087      22,344      17,048      14,864
  Annuity Payments.............         -          -          -           -           -           -
  Surrenders, withdrawals
   and death benefits..........   (55,471)    (2,219)   (26,359)   (144,342)   (135,358)    (24,712)
  Net transfers between
   other subaccounts or
   fixed rate option...........    (8,066)   (64,467)    96,800     (45,149)    623,582     188,860
  Other charges................      (661)    (1,206)    (5,281)     (4,271)    (10,551)     (7,580)
                                 --------   --------   --------   ---------  ----------  ----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS................   (64,198)   (67,891)   103,247    (171,418)    494,721     171,432
                                 --------   --------   --------   ---------  ----------  ----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS......................   (63,716)   (51,871)   260,779     (91,318)    643,611     421,020

NET ASSETS
  Beginning of period..........   161,079    212,950    559,971     651,289   1,188,375     767,355
  End of period................  $ 97,363   $161,079   $820,750   $ 559,971  $1,831,986  $1,188,375
                                 ========   ========   ========   =========  ==========  ==========

  Beginning units..............    14,233     18,418     49,162      63,480      83,825      69,532
  Units issued.................     5,880     11,450     33,698      15,205      55,660      24,735
  Units redeemed...............   (11,542)   (15,635)   (28,118)    (29,523)    (24,648)    (10,442)
                                 --------   --------   --------   ---------  ----------  ----------
  Ending units.................     8,571     14,233     54,742      49,162     114,837      83,825
                                 ========   ========   ========   =========  ==========  ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A49

                                        SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------
 PROFUND VP LARGE-CAP        AST BOSTON PARTNERS      AST JENNISON LARGE-CAP
         VALUE            LARGE-CAP VALUE PORTFOLIO      GROWTH PORTFOLIO        AST BOND PORTFOLIO 2020
----------------------    ------------------------  --------------------------  ------------------------
01/01/2014    01/01/2013   01/01/2014   01/01/2013   01/01/2014    01/01/2013    01/01/2014   01/01/2013
    TO            TO           TO           TO           TO            TO            TO           TO
12/31/2014    12/31/2013   12/31/2014   12/31/2013   12/31/2014    12/31/2013    12/31/2014   12/31/2013
----------    ----------  -----------  -----------  ------------  ------------  -----------  -----------
$  (10,142)   $   (4,569) $(1,510,220) $(1,255,493) $ (1,985,602) $ (1,579,698) $  (574,842) $  (366,945)
         -             -            -            -             -             -            -            -
    86,788        52,887    4,619,729    3,213,462     7,323,668     3,962,247      455,900     (384,439)
    37,630       209,553    3,997,423   16,406,066     3,462,386    26,382,795    1,223,623     (379,617)
----------    ----------  -----------  -----------  ------------  ------------  -----------  -----------

   114,276       257,871    7,106,932   18,364,035     8,800,452    28,765,344    1,104,681   (1,131,001)
----------    ----------  -----------  -----------  ------------  ------------  -----------  -----------

    17,942         9,054    1,447,971    2,857,291     6,498,115     6,040,460        1,882            -
         -             -            -            -        (3,161)            -      (44,102)           -
  (184,722)      (24,708)  (2,982,027)  (1,862,136)   (3,912,090)   (1,876,753)  (1,806,519)    (571,342)
   291,260       199,454    3,412,167    4,753,163    12,192,699     3,904,369   (3,670,761)  31,867,193
    (9,232)       (7,006)    (756,906)    (640,911)   (1,122,046)     (923,143)      (8,909)      (2,857)
----------    ----------  -----------  -----------  ------------  ------------  -----------  -----------

   115,248       176,794    1,121,205    5,107,407    13,653,517     7,144,933   (5,528,409)  31,292,994
----------    ----------  -----------  -----------  ------------  ------------  -----------  -----------

   229,524       434,665    8,228,137   23,471,442    22,453,969    35,910,277   (4,423,728)  30,161,993

 1,312,378       877,713   84,817,368   61,345,926   114,261,076    78,350,799   30,751,032      589,039
$1,541,902    $1,312,378  $93,045,505  $84,817,368  $136,715,045  $114,261,076  $26,327,304  $30,751,032
==========    ==========  ===========  ===========  ============  ============  ===========  ===========

   104,670        91,816    5,993,027    5,590,456     7,114,061     6,499,133    2,612,664       48,358
    73,242        55,366    1,739,583    2,699,791     3,485,315     3,345,822    1,808,903    4,775,543
   (59,102)      (42,512)  (1,660,771)  (2,297,220)   (2,688,407)   (2,730,894)  (2,262,756)  (2,211,237)
----------    ----------  -----------  -----------  ------------  ------------  -----------  -----------
   118,810       104,670    6,071,839    5,993,027     7,910,969     7,114,061    2,158,811    2,612,664
==========    ==========  ===========  ===========  ============  ============  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A50

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2014 and 2013

                                                                 SUBACCOUNTS
                                -------------------------------------------------------------------------------
                                                                                           WELLS FARGO ADVANTAGE
                                                                                           VT INTERNATIONAL EQUITY
                                  AST BOND PORTFOLIO 2017     AST BOND PORTFOLIO 2021         FUND - CLASS 1
                                --------------------------  ---------------------------    ----------------------
                                 01/01/2014    01/01/2013    01/01/2014       01/01/2013   01/01/2014  01/01/2013
                                     TO            TO            TO               TO           TO          TO
                                 12/31/2014    12/31/2013    12/31/2014       12/31/2013   12/31/2014  12/31/2013
                                ------------  ------------  ------------    -------------  ----------  ----------
OPERATIONS
  Net investment income
   (loss)...................... $ (1,871,629) $ (2,925,127) $ (2,157,051)   $  (3,004,419) $   6,938   $   4,036
  Capital gains distributions
   received....................            -             -             -                -     12,410      29,408
  Realized gain (loss) on
   shares redeemed.............    1,333,052     3,497,445     1,638,465        5,859,599      9,585      11,757
  Net change in unrealized
   gain (loss) on
   investments.................       15,030    (5,775,085)    4,962,818      (13,894,899)   (66,318)     54,187
                                ------------  ------------  ------------    -------------  ---------   ---------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS..................     (523,547)   (5,202,767)    4,444,232      (11,039,719)   (37,385)     99,388
                                ------------  ------------  ------------    -------------  ---------   ---------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments....................        6,959         1,347         2,238            2,442          -          20
  Annuity Payments.............     (150,115)            -             -                -          -           -
  Surrenders, withdrawals
   and death benefits..........   (9,313,828)   (7,989,415)  (14,691,112)      (5,733,375)   (74,105)    (91,839)
  Net transfers between
   other subaccounts or
   fixed rate option...........  (14,944,115)  (49,547,409)   29,269,430      (92,713,029)   (29,647)    (12,623)
  Other charges................      (43,483)      (62,108)      (48,710)         (70,829)    (1,138)     (1,368)
                                ------------  ------------  ------------    -------------  ---------   ---------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS................  (24,444,582)  (57,597,585)   14,531,846      (98,514,791)  (104,890)   (105,810)
                                ------------  ------------  ------------    -------------  ---------   ---------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS......................  (24,968,129)  (62,800,352)   18,976,078     (109,554,510)  (142,275)     (6,422)

NET ASSETS
  Beginning of period..........   98,017,645   160,817,997    81,707,172      191,261,682    596,605     603,027
  End of period................ $ 73,049,516  $ 98,017,645  $100,683,250    $  81,707,172  $ 454,330   $ 596,605
                                ============  ============  ============    =============  =========   =========

  Beginning units..............    8,654,724    13,596,428     6,858,333       14,511,763     36,614      43,646
  Units issued.................    1,903,672     5,601,397     6,451,684        5,632,733        489         151
  Units redeemed...............   (4,053,160)  (10,543,101)   (5,287,692)     (13,286,163)    (7,229)     (7,183)
                                ------------  ------------  ------------    -------------  ---------   ---------
  Ending units.................    6,505,236     8,654,724     8,022,325        6,858,333     29,874      36,614
                                ============  ============  ============    =============  =========   =========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A51

                                     SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------
 WELLS FARGO ADVANTAGE    WELLS FARGO ADVANTAGE  WELLS FARGO ADVANTAGE
    VT OMEGA GROWTH        VT SMALL CAP GROWTH    VT SMALL CAP VALUE
    FUND - CLASS 1           FUND - CLASS 1          FUND CLASS 1         AST BOND PORTFOLIO 2022
----------------------    --------------------  ----------------------  --------------------------
01/01/2014    01/01/2013  01/01/2014 01/01/2013 01/01/2014  01/01/2013   01/01/2014    01/01/2013
    TO            TO          TO         TO         TO          TO           TO            TO
12/31/2014    12/31/2013  12/31/2014 12/31/2013 12/31/2014  12/31/2013   12/31/2014    12/31/2013
----------    ----------  ---------- ---------- ----------  ----------  ------------  ------------
$  (19,868)   $  (15,546) $  (8,892) $  (9,575) $  (12,491) $   (9,063) $ (1,295,450) $ (2,173,071)
   220,607        97,279     48,695     28,660           -           -             -             -
   137,868        49,467     52,271     41,053      86,660      85,453       287,882     1,702,554
  (313,385)      260,420   (115,227)   156,675     (35,086)     84,685     5,552,214   (10,867,728)
----------    ----------  ---------  ---------  ----------  ----------  ------------  ------------

    25,222       391,620    (23,153)   216,813      39,083     161,075     4,544,646   (11,338,245)
----------    ----------  ---------  ---------  ----------  ----------  ------------  ------------

         -        20,820          -          -       1,014           -           237             -
         -             -          -          -           -      (7,567)     (106,062)            -
  (274,193)      (95,674)  (147,462)   (65,595)   (139,118)   (186,376)   (4,091,057)   (4,674,532)
  (137,657)       13,107     14,162    (48,882)    (86,679)    (77,047)  (16,967,377)  (50,904,840)
    (3,371)       (3,403)      (837)    (1,134)     (2,592)     (3,772)      (44,794)      (61,113)
----------    ----------  ---------  ---------  ----------  ----------  ------------  ------------

  (415,221)      (65,150)  (134,137)  (115,611)   (227,375)   (274,762)  (21,209,053)  (55,640,485)
----------    ----------  ---------  ---------  ----------  ----------  ------------  ------------

  (389,999)      326,470   (157,290)   101,202    (188,292)   (113,687)  (16,664,407)  (66,978,730)

 1,416,984     1,090,514    602,307    501,105   1,184,928   1,298,615    64,898,510   131,877,240
$1,026,985    $1,416,984  $ 445,017  $ 602,307  $  996,636  $1,184,928  $ 48,234,103  $ 64,898,510
==========    ==========  =========  =========  ==========  ==========  ============  ============

   472,750       502,082     33,271     40,950      86,455     107,072     5,949,622    10,633,328
     3,389        28,287      2,919      1,095       3,028       2,848       899,230     4,817,294
  (142,292)      (57,619)   (10,784)    (8,774)    (18,871)    (23,465)   (2,748,124)   (9,501,000)
----------    ----------  ---------  ---------  ----------  ----------  ------------  ------------
   333,847       472,750     25,406     33,271      70,612      86,455     4,100,728     5,949,622
==========    ==========  =========  =========  ==========  ==========  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A52

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2014 and 2013

                                                                    SUBACCOUNTS
                                ----------------------------------------------------------------------------------
                                                                                               WELLS FARGO ADVANTAGE
                                 AST QUANTITATIVE MODELING  AST BLACKROCK GLOBAL STRATEGIES       VT OPPORTUNITY
                                         PORTFOLIO                     PORTFOLIO                  FUND - CLASS 1
                                --------------------------  ------------------------------    ----------------------
                                 01/01/2014    01/01/2013     01/01/2014        01/01/2013    01/01/2014  01/01/2013
                                     TO            TO             TO                TO            TO          TO
                                 12/31/2014    12/31/2013     12/31/2014        12/31/2013    12/31/2014  12/31/2013
                                ------------  ------------  --------------    --------------  ----------  ----------
OPERATIONS
  Net investment income
   (loss)...................... $ (7,572,049) $ (4,476,124) $  (29,783,719)   $  (26,630,610) $  (23,433) $  (21,134)
  Capital gains distributions
   received....................            -             -               -                 -           -           -
  Realized gain (loss) on
   shares redeemed.............    3,026,982     1,213,091      24,189,212        10,847,253      98,920      82,825
  Net change in unrealized
   gain (loss) on
   investments.................   25,913,736    53,364,593      61,847,674       153,604,948      63,160     349,719
                                ------------  ------------  --------------    --------------  ----------  ----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS..................   21,368,669    50,101,560      56,253,167       137,821,591     138,647     411,410
                                ------------  ------------  --------------    --------------  ----------  ----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments....................  159,721,258    88,100,355     142,942,954       248,708,654           -           -
  Annuity Payments.............            -             -        (641,920)       (1,073,364)          -           -
  Surrenders, withdrawals
   and death benefits..........  (12,553,380)   (9,989,932)    (76,760,244)      (65,572,039)    (78,113)   (183,528)
  Net transfers between
   other subaccounts or
   fixed rate option...........   19,296,295    37,182,891     (11,571,386)       62,469,275    (146,500)    (52,820)
  Other charges................     (181,161)     (119,679)    (15,408,957)      (12,660,326)     (2,209)     (2,734)
                                ------------  ------------  --------------    --------------  ----------  ----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS................  166,283,012   115,173,635      38,560,447       231,872,200    (226,822)   (239,082)
                                ------------  ------------  --------------    --------------  ----------  ----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS......................  187,651,681   165,275,195      94,813,614       369,693,791     (88,175)    172,328

NET ASSETS
  Beginning of period..........  358,116,971   192,841,776   1,757,752,503     1,388,058,712   1,674,483   1,502,155
  End of period................ $545,768,652  $358,116,971  $1,852,566,117    $1,757,752,503  $1,586,308  $1,674,483
                                ============  ============  ==============    ==============  ==========  ==========

  Beginning units..............   30,084,374    19,469,297     159,964,208       137,665,311     106,769     123,329
  Units issued.................   16,118,840    12,298,113      21,610,999        41,524,380          82       1,189
  Units redeemed...............   (2,249,716)   (1,683,036)    (18,097,958)      (19,225,483)    (13,905)    (17,749)
                                ------------  ------------  --------------    --------------  ----------  ----------
  Ending units.................   43,953,498    30,084,374     163,477,249       159,964,208      92,946     106,769
                                ============  ============  ==============    ==============  ==========  ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A53

                                             SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------

 AST PRUDENTIAL CORE BOND       AST NEUBERGER BERMAN                                 AST FRANKLIN TEMPLETON FOUNDING
         PORTFOLIO               CORE BOND PORTFOLIO      AST BOND PORTFOLIO 2023      FUNDS ALLOCATION PORTFOLIO
--------------------------    ------------------------  ---------------------------  ------------------------------
 01/01/2014      01/01/2013    01/01/2014   01/01/2013    01/01/2014    01/01/2013     01/01/2014      01/01/2013
     TO              TO            TO           TO            TO            TO             TO              TO
 12/31/2014      12/31/2013    12/31/2014   12/31/2013    12/31/2014    12/31/2013     12/31/2014      12/31/2013
------------    ------------  -----------  -----------  -------------  ------------  --------------  --------------
$ (2,274,171)   $ (1,926,260) $  (766,481) $  (649,415) $  (3,096,259) $ (2,950,258) $  (53,529,937) $  (49,114,991)
           -               -            -            -              -             -               -               -
     749,643         261,046      260,435      (22,660)     4,663,579    (5,518,193)     58,417,758      29,019,151
   9,020,445      (3,882,280)   1,926,951   (1,082,156)    13,892,738    (6,190,709)     46,472,246     616,326,369
------------    ------------  -----------  -----------  -------------  ------------  --------------  --------------

   7,495,917      (5,547,494)   1,420,905   (1,754,231)    15,460,058   (14,659,160)     51,360,067     596,230,529
------------    ------------  -----------  -----------  -------------  ------------  --------------  --------------

   7,078,819      12,673,997    1,156,462    1,243,981          6,395             -      27,873,122     192,841,777
           -               -            -            -              -             -        (272,639)       (124,861)
  (6,308,895)     (3,760,888)  (2,676,444)  (1,758,911)    (9,105,255)  (10,243,561)   (100,533,983)    (64,204,348)
  36,193,236      17,483,188   18,200,206    3,346,645   (112,260,707)  192,799,117     (67,017,036)    162,671,889
  (1,950,871)     (1,671,903)    (418,863)    (342,765)       (61,621)      (82,612)    (32,123,318)    (29,500,909)
------------    ------------  -----------  -----------  -------------  ------------  --------------  --------------

  35,012,289      24,724,394   16,261,361    2,488,950   (121,421,188)  182,472,944    (172,073,854)    261,683,548
------------    ------------  -----------  -----------  -------------  ------------  --------------  --------------

  42,508,206      19,176,900   17,682,266      734,719   (105,961,130)  167,813,784    (120,713,787)    857,914,077

 151,662,516     132,485,616   38,272,267   37,537,548    199,986,371    32,172,587   3,294,489,549   2,436,575,472
$194,170,722    $151,662,516  $55,954,533  $38,272,267  $  94,025,241  $199,986,371  $3,173,775,762  $3,294,489,549
============    ============  ===========  ===========  =============  ============  ==============  ==============

  14,766,580      12,450,744    3,858,589    3,617,299     21,962,329     3,101,105     250,382,552     226,666,618
   7,107,452       8,852,454    3,235,590    2,811,371      1,472,621    44,646,062      10,174,964      61,116,971
  (3,772,340)     (6,536,618)  (1,639,767)  (2,570,081)   (14,049,075)  (25,784,838)    (22,961,019)    (37,401,037)
------------    ------------  -----------  -----------  -------------  ------------  --------------  --------------
  18,101,692      14,766,580    5,454,412    3,858,589      9,385,875    21,962,329     237,596,497     250,382,552
============    ============  ===========  ===========  =============  ============  ==============  ==============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A54

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2014 and 2013

                                                                 SUBACCOUNTS
                                ----------------------------------------------------------------------------
                                                                 AST WESTERN ASSET
                                  AST NEW DISCOVERY ASSET      EMERGING MARKETS DEBT        AST MFS LARGE-CAP
                                   ALLOCATION PORTFOLIO              PORTFOLIO               VALUE PORTFOLIO
                                --------------------------    ----------------------    ------------------------
                                 01/01/2014    01/01/2013     01/01/2014  01/01/2013     01/01/2014   01/01/2013
                                     TO            TO             TO          TO             TO           TO
                                 12/31/2014    12/31/2013     12/31/2014  12/31/2013     12/31/2014   12/31/2013
                                ------------  ------------    ----------  ----------    -----------  -----------
OPERATIONS
  Net investment income
   (loss)...................... $ (7,036,195) $ (4,481,318)   $  (26,044) $  (16,548)   $  (362,769) $  (120,298)
  Capital gains distributions
   received....................            -             -             -           -              -            -
  Realized gain (loss) on
   shares redeemed.............    5,462,919     3,247,233        (6,330)    (50,609)       668,903      179,277
  Net change in unrealized
   gain (loss) on
   investments.................   16,704,893    44,858,695       (16,733)    (66,215)     1,804,277    1,869,803
                                ------------  ------------    ----------  ----------    -----------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS..................   15,131,617    43,624,610       (49,107)   (133,372)     2,110,411    1,928,782
                                ------------  ------------    ----------  ----------    -----------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments....................   94,831,389   104,121,005     1,185,465   1,061,079      3,091,988      892,564
  Annuity Payments.............      (19,077)      (13,612)            -           -              -            -
  Surrenders, withdrawals
   and death benefits..........  (10,492,272)   (5,576,766)     (113,418)    (36,709)      (797,567)    (194,854)
  Net transfers between
   other subaccounts or
   fixed rate option...........   13,353,387    55,615,942        51,582      99,767     12,408,242   12,323,038
  Other charges................   (4,598,440)   (2,719,659)       (1,245)       (436)      (183,954)     (62,622)
                                ------------  ------------    ----------  ----------    -----------  -----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS................   93,074,987   151,426,910     1,122,384   1,123,701     14,518,709   12,958,126
                                ------------  ------------    ----------  ----------    -----------  -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS......................  108,206,604   195,051,520     1,073,277     990,329     16,629,120   14,886,908

NET ASSETS
  Beginning of period..........  383,555,152   188,503,632     1,403,999     413,670     15,935,520    1,048,612
  End of period................ $491,761,756  $383,555,152    $2,477,276  $1,403,999    $32,564,640  $15,935,520
                                ============  ============    ==========  ==========    ===========  ===========

  Beginning units..............   31,972,895    18,255,505       149,931      39,790      1,182,619      102,774
  Units issued.................   12,679,009    19,355,294       192,819     283,141      1,742,149    1,406,904
  Units redeemed...............   (4,788,145)   (5,637,904)      (79,310)   (173,000)      (688,466)    (327,059)
                                ------------  ------------    ----------  ----------    -----------  -----------
  Ending units.................   39,863,759    31,972,895       263,440     149,931      2,236,302    1,182,619
                                ============  ============    ==========  ==========    ===========  ===========


  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A55

                                      SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------
                                AST AQR EMERGING      AST CLEARBRIDGE DIVIDEND     AST QMA EMERGING
 AST BOND PORTFOLIO 2024     MARKETS EQUITY PORTFOLIO     GROWTH PORTFOLIO      MARKETS EQUITY PORTFOLIO
-------------------------    ----------------------   ------------------------  ----------------------
 01/01/2014     01/02/2013*  01/01/2014   02/25/2013*  01/01/2014  02/25/2013*  01/01/2014   02/25/2013*
     TO             TO           TO           TO           TO          TO           TO           TO
 12/31/2014     12/31/2013   12/31/2014   12/31/2013   12/31/2014  12/31/2013   12/31/2014   12/31/2013
------------    -----------  ----------   ----------- -----------  -----------  ----------   -----------
$ (1,029,700)   $  (798,583) $  (23,844)  $   (4,605) $  (530,524) $   (96,396) $  (12,728)   $ (2,023)
           -              -           -            -            -            -           -           -
   1,793,465     (1,642,041)      5,809       (1,248)     621,472       54,692       5,238      (1,053)
   5,530,676     (1,908,586)    (95,972)      23,302    3,656,110    1,158,435     (76,538)      6,570
------------    -----------  ----------   ----------  -----------  -----------  ----------    --------

   6,294,441     (4,349,210)   (114,007)      17,449    3,747,058    1,116,731     (84,028)      3,494
------------    -----------  ----------   ----------  -----------  -----------  ----------    --------

       3,202          5,286     873,569      481,494    2,069,822      657,686     935,910     279,976
           -              -           -            -            -            -           -           -
  (3,240,518)    (2,355,345)   (416,468)     (18,452)  (1,725,248)    (151,814)    (22,438)       (227)
 (10,331,167)    69,943,854     497,214      703,457   32,183,958   16,226,085     343,307     183,563
     (24,950)          (692)     (1,215)        (164)    (270,908)     (48,264)       (819)        (44)
------------    -----------  ----------   ----------  -----------  -----------  ----------    --------

 (13,593,433)    67,593,103     953,100    1,166,335   32,257,624   16,683,693   1,255,960     463,268
------------    -----------  ----------   ----------  -----------  -----------  ----------    --------

  (7,298,992)    63,243,893     839,093    1,183,784   36,004,682   17,800,424   1,171,932     466,762
  63,243,893              -   1,183,784            -   17,800,424            -     466,762           -
$ 55,944,901    $63,243,893  $2,022,877   $1,183,784  $53,805,106  $17,800,424  $1,638,694    $466,762
============    ===========  ==========   ==========  ===========  ===========  ==========    ========

   7,249,026              -     116,897            -    1,526,307            -      48,486           -
   5,617,976     15,011,644     198,761      159,464    3,632,709    1,861,795     177,464      53,752
  (7,157,004)    (7,762,618)   (106,926)     (42,567)  (1,027,175)    (335,488)    (51,184)     (5,266)
------------    -----------  ----------   ----------  -----------  -----------  ----------    --------
   5,709,998      7,249,026     208,732      116,897    4,131,841    1,526,307     174,766      48,486
============    ===========  ==========   ==========  ===========  ===========  ==========    ========

*  Date subaccount became available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A56

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2014 and 2013

                                                                    SUBACCOUNTS
                                -------------------------------------------------------------------------------------
                                   AST MULTI-SECTOR FIXED           AST BLACKROCK          AST FRANKLIN TEMPLETON
                                      INCOME PORTFOLIO          ISHARES ETF PORTFOLIO    FOUNDING FUNDS PLUS PORTFOLIO
                                ----------------------------  -------------------------  ----------------------------
                                  01/01/2014     02/25/2013*   01/01/2014   04/29/2013*   01/01/2014     04/29/2013*
                                      TO             TO            TO           TO            TO             TO
                                  12/31/2014     12/31/2013    12/31/2014   12/31/2013    12/31/2014     12/31/2013
                                --------------  ------------  ------------  -----------  ------------   ------------
OPERATIONS
  Net investment income
   (loss)...................... $  (30,113,342) $ (3,378,731) $ (2,144,060) $  (475,341) $ (8,719,364)  $ (1,755,379)
  Capital gains distributions
   received....................              -             -             -            -             -              -
  Realized gain (loss) on
   shares redeemed.............         23,331       (31,378)      477,638       51,320     2,409,174        119,709
  Net change in unrealized
   gain (loss) on
   investments.................    141,380,488     3,882,378     3,752,108    3,825,057     4,995,592     19,420,228
                                --------------  ------------  ------------  -----------  ------------   ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS..................    111,290,477       472,269     2,085,686    3,401,036    (1,314,598)    17,784,558
                                --------------  ------------  ------------  -----------  ------------   ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments....................  1,662,743,786   699,529,215    75,973,343   54,750,116   260,221,655    150,243,590
  Annuity Payments.............              -             -             -            -             -              -
  Surrenders, withdrawals
   and death benefits..........    (53,491,779)   (5,610,348)   (3,391,674)    (555,125)  (12,349,731)    (2,096,780)
  Net transfers between
   other subaccounts or
   fixed rate option...........      5,276,919     1,262,782    27,405,502   29,294,747   126,419,837    184,801,006
  Other charges................       (147,809)            -    (1,442,256)    (251,659)   (6,008,360)    (1,014,858)
                                --------------  ------------  ------------  -----------  ------------   ------------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS................  1,614,381,117   695,181,649    98,544,915   83,238,079   368,283,401    331,932,958
                                --------------  ------------  ------------  -----------  ------------   ------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS......................  1,725,671,594   695,653,918   100,630,601   86,639,115   366,968,803    349,717,516

NET ASSETS
  Beginning of period..........    695,653,918             -    86,639,115            -   349,717,516              -
  End of period................ $2,421,325,512  $695,653,918  $187,269,716  $86,639,115  $716,686,319   $349,717,516
                                ==============  ============  ============  ===========  ============   ============

  Beginning units..............     73,129,351             -     8,247,457            -    32,310,421              -
  Units issued.................    172,091,562    77,347,847    11,130,772    9,433,133    42,384,773     34,505,227
  Units redeemed...............    (11,823,918)   (4,218,496)   (1,896,907)  (1,185,676)   (9,158,646)    (2,194,806)
                                --------------  ------------  ------------  -----------  ------------   ------------
  Ending units.................    233,396,995    73,129,351    17,481,322    8,247,457    65,536,548     32,310,421
                                ==============  ============  ============  ===========  ============   ============

*  Date subaccount became available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A57

                                           SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------
                                                                                              AST T. ROWE PRICE
   AST DEFENSIVE ASSET          AST AQR LARGE-CAP        AST QMA LARGE-CAP       AST BOND    GROWTH OPPORTUNITIES
   ALLOCATION PORTFOLIO             PORTFOLIO                PORTFOLIO        PORTFOLIO 2025      PORTFOLIO
-------------------------    ----------------------   ----------------------  -------------- --------------------
 01/01/2014   04/29/2013*    01/01/2014  04/29/2013*  01/01/2014  04/29/2013*  01/02/2014*       02/10/2014*
     TO           TO             TO          TO           TO          TO            TO                TO
 12/31/2014   12/31/2013     12/31/2014  12/31/2013   12/31/2014  12/31/2013    12/31/2014        12/31/2014
------------  -----------    ----------  -----------  ----------  ----------- -------------- --------------------
$ (2,018,021) $  (459,862)   $  (16,350)  $  (3,614)  $  (10,744)  $   (410)   $  (179,787)      $ (1,879,043)
           -            -             -           -            -          -              -                  -
   1,451,784      121,572        53,927      10,275       16,112        131        150,336             (2,176)
   4,219,183    1,261,341       126,616      49,479       98,174      8,263      1,143,168          6,487,604
------------  -----------    ----------   ---------   ----------   --------    -----------       ------------

   3,652,946      923,051       164,193      56,140      103,542      7,984      1,113,717          4,606,385
------------  -----------    ----------   ---------   ----------   --------    -----------       ------------

  62,380,086   38,098,449     1,223,356     545,118    1,144,336     58,785              -        256,498,083
           -            -             -           -            -          -              -                  -
  (8,483,912)    (934,571)      (56,692)   (101,746)    (452,363)    (1,279)      (895,718)          (625,141)
  41,617,550   42,249,852       430,743     266,182    1,522,261     70,203     30,013,158         26,608,591
  (1,317,188)    (270,330)         (494)        (28)        (473)       (38)        (1,261)        (1,290,981)
------------  -----------    ----------   ---------   ----------   --------    -----------       ------------

  94,196,536   79,143,400     1,596,913     709,526    2,213,761    127,671     29,116,179        281,190,552
------------  -----------    ----------   ---------   ----------   --------    -----------       ------------

  97,849,482   80,066,451     1,761,106     765,666    2,317,303    135,655     30,229,896        285,796,937

  80,066,451            -       765,666           -      135,655          -              -                  -
$177,915,933  $80,066,451    $2,526,772   $ 765,666   $2,452,958   $135,655    $30,229,896       $285,796,937
============  ===========    ==========   =========   ==========   ========    ===========       ============

   8,260,335            -        65,727           -       11,602          -              -                  -
  17,464,701   10,995,003       202,066     127,930      270,886     11,821      3,392,539         27,909,723
  (7,986,047)  (2,734,668)      (68,490)    (62,203)     (85,442)      (219)      (711,428)          (759,180)
------------  -----------    ----------   ---------   ----------   --------    -----------       ------------
  17,738,989    8,260,335       199,303      65,727      197,046     11,602      2,681,111         27,150,543
============  ===========    ==========   =========   ==========   ========    ===========       ============

*  Date subaccount became available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A58

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2014 and 2013

                                                                    SUBACCOUNTS
                                -----------------------------------------------------------------------------------
                                   AST GOLDMAN       AST T. ROWE    AST PRUDENTIAL                    AST FRANKLIN
                                  SACHS GLOBAL    PRICE DIVERSIFIED    FLEXIBLE     AST BLACKROCK     TEMPLETON K2
                                GROWTH ALLOCATION    REAL GROWTH    MULTI-STRATEGY   MULTI-ASSET    GLOBAL ABSOLUTE
                                    PORTFOLIO         PORTFOLIO       PORTFOLIO    INCOME PORTFOLIO RETURN PORTFOLIO
                                ----------------- ----------------- -------------- ---------------- ----------------
                                   04/28/2014*       04/28/2014*     04/28/2014*     04/28/2014*      04/28/2014*
                                       TO                TO               TO              TO               TO
                                   12/31/2014        12/31/2014       12/31/2014      12/31/2014       12/31/2014
                                ----------------- ----------------- -------------- ---------------- ----------------
OPERATIONS
  Net investment income
   (loss)......................    $   (5,743)       $  (14,612)      $   (8,304)     $  (10,449)      $   (2,519)
  Capital gains distributions
   received....................             -                 -                -               -                -
  Realized gain (loss) on
   shares redeemed.............        (4,635)           (1,395)           1,386          (2,948)          (1,230)
  Net change in unrealized
   gain (loss) on
   investments.................         8,702            14,228           59,993         (40,442)         (24,366)
                                   ----------        ----------       ----------      ----------       ----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM
   OPERATIONS..................        (1,676)           (1,779)          53,075         (53,839)         (28,115)
                                   ----------        ----------       ----------      ----------       ----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments....................     3,557,839         7,576,127        4,899,088       7,526,860        1,743,586
  Annuity Payments.............             -                 -                -               -                -
  Surrenders, withdrawals
   and death benefits..........       (21,482)          (22,551)         (35,360)        (30,633)          (3,624)
  Net transfers between
   other subaccounts or
   fixed rate option...........       222,223           576,821          191,493          93,686           35,532
  Other charges................        (3,551)          (10,224)          (5,279)         (5,806)          (1,223)
                                   ----------        ----------       ----------      ----------       ----------

NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM CONTRACT
   OWNER
   TRANSACTIONS................     3,755,029         8,120,173        5,049,942       7,584,107        1,774,271
                                   ----------        ----------       ----------      ----------       ----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS......................     3,753,353         8,118,394        5,103,017       7,530,268        1,746,156

NET ASSETS
  Beginning of period..........             -                 -                -               -                -
  End of period................    $3,753,353        $8,118,394       $5,103,017      $7,530,268       $1,746,156
                                   ==========        ==========       ==========      ==========       ==========

  Beginning units..............             -                 -                -               -                -
  Units issued.................       402,378           817,899          560,309         802,963          202,108
  Units redeemed...............       (35,969)          (33,776)         (76,318)        (47,277)         (21,893)
                                   ----------        ----------       ----------      ----------       ----------
  Ending units.................       366,409           784,123          483,991         755,686          180,215
                                   ==========        ==========       ==========      ==========       ==========

*  Date subaccount became available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A59

                                        SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------
                 AST MANAGED  AST FQ ABSOLUTE     AST JENNISON        AST GOLDMAN      AST LEGG MASON
  AST MANAGED    FIXED-INCOME RETURN CURRENCY GLOBAL INFRASTRUCTURE SACHS STRATEGIC  DIVERSIFIED GROWTH
EQUITY PORTFOLIO  PORTFOLIO      PORTFOLIO          PORTFOLIO       INCOME PORTFOLIO     PORTFOLIO
---------------- ------------ --------------- --------------------- ---------------- ------------------
  04/28/2014*    04/28/2014*    04/28/2014*        04/28/2014*        04/28/2014*       11/24/2014*
       TO             TO            TO                 TO                  TO                TO
   12/31/2014     12/31/2014    12/31/2014         12/31/2014          12/31/2014        12/31/2014
---------------- ------------ --------------- --------------------- ---------------- ------------------
   $   (4,223)    $   (7,890)    $   (266)          $ (1,029)          $   (1,929)       $   (2,674)
            -              -            -                  -                    -                 -
           74            (33)        (665)              (110)              (2,033)                1
       14,431        (21,477)      (5,713)            (5,061)             (13,376)           23,002
   ----------     ----------     --------           --------           ----------        ----------

       10,282        (29,400)      (6,644)            (6,200)             (17,338)           20,329
   ----------     ----------     --------           --------           ----------        ----------

    2,410,964      4,431,706      307,415            863,540            1,191,842         3,739,405
            -              -            -                  -                    -                 -
      (18,041)       (40,289)           -             (2,037)              (4,172)                -
      185,293           (945)      17,579             78,869               79,068           692,427
       (2,692)        (5,272)         (92)              (667)              (1,103)                -
   ----------     ----------     --------           --------           ----------        ----------

    2,575,524      4,385,200      324,902            939,705            1,265,635         4,431,832
   ----------     ----------     --------           --------           ----------        ----------

    2,585,806      4,355,800      318,258            933,505            1,248,297         4,452,161

            -              -            -                  -                    -                 -
   $2,585,806     $4,355,800     $318,258           $933,505           $1,248,297        $4,452,161
   ==========     ==========     ========           ========           ==========        ==========

            -              -            -                  -                    -                 -
      259,433        493,663       35,537             90,397              137,025           448,724
       (8,107)       (59,214)      (2,760)              (713)              (8,734)             (914)
   ----------     ----------     --------           --------           ----------        ----------
      251,326        434,449       32,777             89,684              128,291           447,810
   ==========     ==========     ========           ========           ==========        ==========

*  Date subaccount became available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A60

                       NOTES TO FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                               DECEMBER 31, 2014

NOTE 1: GENERAL

        Pruco Life Flexible Premium Variable Annuity Account (the "Account") was established on June 16, 1995 under Arizona law as a separate investment account of Pruco Life Insurance Company ("Pruco Life"), which is a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential"). Prudential is an indirect wholly-owned subsidiary of Prudential Financial, Inc. ("Prudential Financial"). Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from Pruco Life's other assets and liabilities. Proceeds from purchases of the following variable annuity contracts, listed below, are invested in the Account (individually, the "Contract" and collectively, the "Contracts"). The portion of the Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business Pruco Life may conduct.

        Strategic Partners Variable Annuity One
        Strategic Partners Variable Annuity One 3
        Strategic Partners Select
        Strategic Partners Advisor
        Strategic Partners Plus
        Strategic Partners FlexElite
        Discovery Preferred
        Discovery Select
        Discovery Choice
        Prudential Premier B, L, X Series
        Prudential Premier Bb Series
        Prudential Premier Retirement X, B, L, C Series
        Prudential Premier Advisor
        Prudential Premier Retirement Variable Annuity
        Prudential Defined Income Annuity
        Prudential Premier Investment Variable Annuity B, C Series

        The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is a funding vehicle for the Contracts. There are one hundred thirty eight subaccounts within the Account, of which one hundred thirty seven had activity during 2014. Each Contract offers the option to invest in various subaccounts, each of which invests in either a corresponding portfolio of The Prudential Series Fund, the Advanced Series Trust or one of the non-Prudential administered funds (individually, a "Portfolio" and collectively, the "Portfolios"). Investment options vary by Contracts.

        The name of each Portfolio and the corresponding subaccount name are as follows:
Prudential Money Market Portfolio
Prudential Diversified Bond Portfolio
Prudential Equity Portfolio
Prudential Flexible Managed Portfolio
Prudential Conservative Balanced Portfolio
Prudential Value Portfolio
Prudential High Yield Bond Portfolio
Prudential Natural Resources Portfolio
Prudential Stock Index Portfolio
Prudential Global Portfolio
Prudential Jennison Portfolio
Prudential Small Capitalization Stock Portfolio
T. Rowe Price International Stock Portfolio
T. Rowe Price Equity Income Portfolio (Investor Class)
Invesco V.I. Core Equity Fund (Series I)
Janus Aspen Janus Portfolio (Institutional Shares)
Janus Aspen Overseas Portfolio (Institutional Shares)
MFS(R) Research Series (Initial Class)
MFS(R) Growth Series (Initial Class)
VP Value Fund (Class I)
Franklin Small-Mid Cap Growth VIP Fund (Class 2)
Prudential Jennison 20/20 Focus Portfolio
Davis Value Portfolio
AllianceBernstein VPS Large Cap Growth Portfolio (Class B)
Prudential SP Small Cap Value Portfolio
Janus Aspen Janus Portfolio (Service Shares)
Prudential SP Prudential U.S. Emerging Growth Portfolio
Prudential SP International Growth Portfolio
Prudential SP International Value Portfolio
AST Goldman Sachs Large-Cap Value Portfolio
AST Schroders Multi-Asset World Strategies Portfolio
AST Cohen & Steers Realty Portfolio
AST J.P. Morgan Strategic Opportunities Portfolio
AST Herndon Large-Cap Value Portfolio
AST High Yield Portfolio
AST Small-Cap Growth Opportunities Portfolio
AST Mid-Cap Value Portfolio
AST Small-Cap Value Portfolio
AST Goldman Sachs Concentrated Growth Portfolio**
AST Goldman Sachs Mid-Cap Growth Portfolio
AST Large-Cap Value Portfolio
AST Lord Abbett Core Fixed Income Portfolio
AST Loomis Sayles Large-Cap Growth Portfolio

                                      A61

AST MFS Growth Portfolio
AST Neuberger Berman Mid-Cap Growth Portfolio
AST Neuberger Berman / LSV Mid-Cap Value Portfolio
AST PIMCO Limited Maturity Bond Portfolio
AST T. Rowe Price Equity Income Portfolio
AST QMA US Equity Alpha Portfolio
AST T. Rowe Price Natural Resources Portfolio
AST T. Rowe Price Asset Allocation Portfolio
AST MFS Global Equity Portfolio
AST J.P. Morgan International Equity Portfolio
AST Templeton Global Bond Portfolio
AST Wellington Management Hedged Equity Portfolio
AST Capital Growth Asset Allocation Portfolio
AST Academic Strategies Asset Allocation Portfolio
AST Balanced Asset Allocation Portfolio
AST Preservation Asset Allocation Portfolio
AST FI Pyramis Quantitative Portfolio
AST Prudential Growth Allocation Portfolio
AST Advanced Strategies Portfolio
AST T. Rowe Price Large-Cap Growth Portfolio
AST Money Market Portfolio
AST Small-Cap Growth Portfolio
AST PIMCO Total Return Bond Portfolio
AST International Value Portfolio
AST International Growth Portfolio
NVIT Developing Markets Fund (Class II)
AST Investment Grade Bond Portfolio
AST Western Asset Core Plus Bond Portfolio
AST Bond Portfolio 2018
AST Bond Portfolio 2019
AST Global Real Estate Portfolio
AST Parametric Emerging Markets Equity Portfolio
AST Goldman Sachs Small-Cap Value Portfolio
AST Schroders Global Tactical Portfolio
AST RCM World Trends Portfolio
AST J.P. Morgan Global Thematic Portfolio
AST Goldman Sachs Multi-Asset Portfolio
AST FI Pyramis(R) Asset Allocation Portfolio
ProFund VP Consumer Services
ProFund VP Consumer Goods Portfolio
ProFund VP Financials
ProFund VP Health Care
ProFund VP Industrials
ProFund VP Mid-Cap Growth
ProFund VP Mid-Cap Value
ProFund VP Real Estate
ProFund VP Small-Cap Growth
ProFund VP Small-Cap Value
ProFund VP Telecommunications
ProFund VP Utilities
ProFund VP Large-Cap Growth
ProFund VP Large-Cap Value
AST Boston Partners Large-Cap Value Portfolio
AST Jennison Large-Cap Growth Portfolio
AST Bond Portfolio 2020
AST Bond Portfolio 2017
AST Bond Portfolio 2021
Wells Fargo Advantage VT International Equity Fund (Class 1)
Wells Fargo Advantage VT Omega Growth Fund (Class 1)
Wells Fargo Advantage VT Small Cap Growth Fund (Class 1)
Wells Fargo Advantage VT Small Cap Value Fund (Class 1)
AST Bond Portfolio 2022
AST Quantitative Modeling Portfolio
AST BlackRock Global Strategies Portfolio
Wells Fargo Advantage VT Opportunity Fund (Class 1)
AST Prudential Core Bond Portfolio
AST Neuberger Berman Core Bond Portfolio
AST Bond Portfolio 2023
AST Franklin Templeton Founding Funds Allocation Portfolio
AST New Discovery Asset Allocation Portfolio
AST Western Asset Emerging Markets Debt Portfolio
AST MFS Large-Cap Value Portfolio
AST Bond Portfolio 2024
AST AQR Emerging Markets Equity Portfolio
AST ClearBridge Dividend Growth Portfolio
AST QMA Emerging Markets Equity Portfolio
AST Multi-Sector Fixed Income Portfolio
AST BlackRock iShares ETF Portfolio
AST Franklin Templeton Founding Funds Plus Portfolio
AST Defensive Asset Allocation Portfolio
AST AQR Large-Cap Portfolio
AST QMA Large-Cap Portfolio
AST Bond Portfolio 2025
AST T. Rowe Price Growth Opportunities Portfolio
AST Goldman Sachs Global Growth Allocation Portfolio
AST T. Rowe Price Diversified Real Growth Portfolio
AST Prudential Flexible Multi-Strategy Portfolio
AST BlackRock Multi-Asset Income Portfolio
AST Franklin Templeton K2 Global Absolute Return Portfolio
AST Managed Equity Portfolio
AST Managed Fixed-Income Portfolio
AST FQ Absolute Return Currency Portfolio
AST Jennison Global Infrastructure Portfolio
AST Goldman Sachs Strategic Income Portfolio
AST Legg Mason Diversified Growth Portfolio
AST Bond Portfolio 2016*
        --------
        * Subaccount was available for investment but had no assets as of December 31, 2014.
        ** Subaccount was no longer available for investment at December 31, 2014.

                                      A62

        The following table sets forth the dates at which mergers took place in the Account along with relevant information pertaining to each merger. The transfer from the old subaccounts to the new subaccounts are reflected in the Statements of Changes in Net Assets for the year ended December 31, 2014 as net transfers between subaccounts. The transfer occurred as follows:

                                 REMOVED PORTFOLIO          SURVIVING PORTFOLIO
FEBRUARY 7, 2014           ----------------------------- --------------------------
                                 AST GOLDMAN SACHS           AST LOOMIS SAYLES
                           CONCENTRATED GROWTH PORTFOLIO LARGE-CAP GROWTH PORTFOLIO
                           ----------------------------- --------------------------
Shares....................            3,818,327                    5,349,663
Net asset value per share.         $      40.07                 $      28.60
Net assets before merger..         $153,000,361                 $244,835,143
Net assets after merger...         $          -                 $397,835,504

        The Portfolios are diversified open-end management investment companies, and each portfolio of The Prudential Series Fund and the Advanced Series Trust is managed by affiliates of Prudential. Each of the variable investment options of the Account indirectly bears exposure to the market, credit and liquidity risks of the Portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Portfolios. Additional information on these Portfolios is available upon request to the appropriate companies.

NOTE 2: SIGNIFICANT ACCOUNTING POLICIES

        The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946--Investment Companies, which is part of accounting principles generally accepted in the United States of America ("GAAP"). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. Subsequent events have been evaluated through the date these financial statements were issued.

        Investments--The investments in shares of the Portfolios are stated at the reported net asset value of the respective Portfolios and is based on the fair value of the underlying securities in the respective Portfolios. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the Statements of Operations of the applicable subaccount.

        Security Transactions--Realized gains and losses on security transactions are determined based upon an average cost of the investment sold. Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold.

        Dividend Income and Distributions Received--Dividend and capital gain distributions received are reinvested in additional shares of the Portfolios and are recorded on the ex-distribution date.

NOTE 3: FAIR VALUE

        Fair Value Measurement--Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative fair value guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The level in the fair value hierarchy within which the fair value measurement falls

                                      A63
        is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:

        Level 1--Fair value is based on unadjusted quoted prices in active markets that the Account can access.

        Level 2--Fair value is based on significant inputs, other than Level 1 inputs, that are observable for the investment, either directly or indirectly, for substantially the full term of the investment through corroboration with observable market data. Level 2 inputs include quoted market prices in active markets for similar investments, quoted market prices in markets that are not active for identical or similar investments, and other market observable inputs.

        Level 3--Fair value is based on at least one or more significant unobservable inputs for the investment.

        As of December 31, 2014, management determined that the fair value inputs for all of the Account's investments, which consist solely of investments in open end mutual funds registered with the Securities and Exchange Commission, were considered Level 2.

        TRANSFERS BETWEEN LEVEL 1 AND LEVEL 2

        Transfers between levels are made to reflect changes in observability of inputs and market activity. During the year ended December 31, 2014, there were no transfers from Level 2 to Level 1. There were transfers from Level 1 to Level 2 as presented below. Transfers into or out of any level are based on values as of December 31, 2013.

   Invesco V.I. Core Equity Fund (Series I)..................... $97,179,814
   AllianceBernstein VPS Large Cap Growth Portfolio (Class B)...   7,205,255
   VP Value Fund (Class I)......................................  30,803,351
   Davis Value Portfolio........................................  30,760,095
   Franklin Small-Mid Cap Growth VIP Fund (Class 2).............  30,316,921
   Janus Aspen Janus Portfolio (Service Shares).................  12,064,745
   Janus Aspen Janus Portfolio (Institutional Shares)...........  63,509,198
   Janus Aspen Overseas Portfolio (Institutional Shares)........  96,032,116
   NVIT Developing Markets Fund (Class II)......................  10,904,677
   MFS(R) Growth Series (Initial Class).........................  64,474,846
   MFS(R) Research Series (Initial Class).......................  21,699,752
   ProFund VP Consumer Services.................................     518,459
   ProFund VP Consumer Goods Portfolio..........................     404,042
   ProFund VP Financials........................................     863,069
   ProFund VP Health Care.......................................   1,795,350
   ProFund VP Industrials.......................................     421,843
   ProFund VP Mid-Cap Growth....................................     628,203
   ProFund VP Mid-Cap Value.....................................     759,404
   ProFund VP Real Estate.......................................     446,378
   ProFund VP Small-Cap Growth..................................   1,183,248
   ProFund VP Small-Cap Value...................................     448,176
   ProFund VP Telecommunications................................     161,079
   ProFund VP Utilities.........................................     559,971
   ProFund VP Large-Cap Growth..................................   1,188,375
   ProFund VP Large-Cap Value...................................   1,312,378
   T. Rowe Price Equity Income Portfolio (Investor Class).......  79,490,475
   T. Rowe Price International Stock Portfolio..................  22,371,031
   Wells Fargo Advantage VT International Equity Fund (Class 1).     596,605
   Wells Fargo Advantage VT Omega Growth Fund (Class 1).........   1,416,984
   Wells Fargo Advantage VT Small Cap Growth Fund (Class 1).....     602,307
   Wells Fargo Advantage VT Small Cap Value Fund (Class 1)......   1,184,928

                                      A64

NOTE 4: TAXES

        Pruco Life is taxed as a "life insurance company" as defined by the Internal Revenue Code. The results of operations of the Account form a part of Prudential Financial's consolidated federal tax return. No federal, state or local income taxes are payable by the Account. As such, no provision for tax liability has been recorded in these financial statements. Prudential management will review periodically the status of the policy in the event of changes in the tax law.

NOTE 5: PURCHASES AND SALES OF INVESTMENTS

        The aggregate costs of purchases and proceeds from sales, excluding distributions received and reinvested, of investments in the Portfolios for the year ended December 31, 2014 were as follows:

                                                             PURCHASES      SALES
                                                            ------------ ------------
Prudential Money Market Portfolio.......................... $ 23,533,228 $ 50,634,585
Prudential Diversified Bond Portfolio......................    1,782,764   25,281,431
Prudential Equity Portfolio................................    1,655,344   28,658,338
Prudential Flexible Managed Portfolio......................      161,261    2,007,183
Prudential Conservative Balanced Portfolio.................      388,668    2,850,470
Prudential Value Portfolio.................................    2,187,682   51,726,650
Prudential High Yield Bond Portfolio.......................    6,843,946   35,549,422
Prudential Natural Resources Portfolio.....................      153,771    1,097,569
Prudential Stock Index Portfolio...........................    6,383,161   50,538,211
Prudential Global Portfolio................................      816,959    9,176,489
Prudential Jennison Portfolio..............................    2,168,369   51,191,253
Prudential Small Capitalization Stock Portfolio............      818,292    9,562,593
T. Rowe Price International Stock Portfolio................      390,366    2,267,531
T. Rowe Price Equity Income Portfolio - Investor Class.....      551,755   10,552,099
Invesco V.I. Core Equity Fund - Series I...................       87,583   13,979,523
Janus Aspen Janus Portfolio - Institutional Shares.........      298,565    8,456,041
Janus Aspen Overseas Portfolio - Institutional Shares......      156,872   10,367,837
MFS(R) Research Series - Initial Class.....................       95,544    3,496,974
MFS(R) Growth Series - Initial Class.......................      610,140    8,779,998
VP Value Fund - Class I....................................      951,462    4,689,389
Franklin Small-Mid Cap Growth VIP Fund - Class 2...........      421,884    4,315,940
Prudential Jennison 20/20 Focus Portfolio..................      684,488    7,077,153
Davis Value Portfolio......................................      168,544    3,861,285
AllianceBernstein VPS Large Cap Growth Portfolio - Class B.    1,227,803    1,680,359
Prudential SP Small Cap Value Portfolio....................    2,400,095   19,590,712
Janus Aspen Janus Portfolio - Service Shares...............      312,444    2,314,143
Prudential SP Prudential U.S. Emerging Growth Portfolio....    1,410,485   23,077,556
Prudential SP International Growth Portfolio...............    1,256,696    7,002,937
Prudential SP International Value Portfolio................      999,891    6,578,381
AST Goldman Sachs Large-Cap Value Portfolio................   51,842,151   42,840,388
AST Schroders Multi-Asset World Strategies Portfolio.......  142,367,027  315,505,538
AST Cohen & Steers Realty Portfolio........................   49,138,224   51,617,450
AST J.P. Morgan Strategic Opportunities Portfolio..........  110,867,277  162,525,000
AST Herndon Large-Cap Value Portfolio......................   18,185,726   30,692,403
AST High Yield Portfolio...................................   60,947,998   79,203,564
AST Small-Cap Growth Opportunities Portfolio...............   41,462,818   45,327,215
AST Mid-Cap Value Portfolio................................   21,250,757   26,795,442
AST Small-Cap Value Portfolio..............................   19,386,826   33,541,462
AST Goldman Sachs Concentrated Growth Portfolio............    2,532,873  158,484,382
AST Goldman Sachs Mid-Cap Growth Portfolio.................   38,083,494   56,944,235
AST Large-Cap Value Portfolio..............................   59,264,161   65,039,641
AST Lord Abbett Core Fixed Income Portfolio................   90,471,951   64,319,959
AST Loomis Sayles Large-Cap Growth Portfolio...............  183,503,524   77,072,997
AST MFS Growth Portfolio...................................   27,182,795   28,162,043
AST Neuberger Berman Mid-Cap Growth Portfolio..............   51,275,124   60,800,501
AST Neuberger Berman / LSV Mid-Cap Value Portfolio.........   52,573,096   56,211,856

                                      A65

                                                                PURCHASES        SALES
                                                              -------------- --------------
AST PIMCO Limited Maturity Bond Portfolio.................... $   34,334,706 $   57,863,568
AST T. Rowe Price Equity Income Portfolio....................     37,196,752     43,663,379
AST QMA US Equity Alpha Portfolio............................     71,334,547     24,703,402
AST T. Rowe Price Natural Resources Portfolio................     68,960,821     81,045,478
AST T. Rowe Price Asset Allocation Portfolio.................    660,898,450    415,689,129
AST MFS Global Equity Portfolio..............................     84,139,074     59,866,258
AST J.P. Morgan International Equity Portfolio...............     39,523,713     31,505,932
AST Templeton Global Bond Portfolio..........................     22,651,006     26,950,890
AST Wellington Management Hedged Equity Portfolio............    375,424,020    122,343,875
AST Capital Growth Asset Allocation Portfolio................    786,300,781    400,069,828
AST Academic Strategies Asset Allocation Portfolio...........    197,038,805    582,825,552
AST Balanced Asset Allocation Portfolio......................    565,008,814    547,139,181
AST Preservation Asset Allocation Portfolio..................    304,430,661    559,881,516
AST FI Pyramis Quantitative Portfolio........................    222,244,728    259,092,444
AST Prudential Growth Allocation Portfolio...................    626,820,437    352,015,070
AST Advanced Strategies Portfolio............................    492,379,798    377,557,335
AST T. Rowe Price Large-Cap Growth Portfolio.................    120,743,595    108,139,259
AST Money Market Portfolio...................................    334,321,283    354,931,913
AST Small-Cap Growth Portfolio...............................     36,299,913     55,014,028
AST PIMCO Total Return Bond Portfolio........................    111,548,270    408,852,459
AST International Value Portfolio............................     22,366,319     18,001,482
AST International Growth Portfolio...........................     26,526,591     20,169,592
NVIT Developing Markets Fund - Class II......................        463,790      2,728,594
AST Investment Grade Bond Portfolio..........................  1,322,920,859  1,252,696,552
AST Western Asset Core Plus Bond Portfolio...................    138,011,673     67,756,729
AST Bond Portfolio 2018......................................      9,713,385     39,608,098
AST Bond Portfolio 2019......................................      2,274,227      9,432,779
AST Global Real Estate Portfolio.............................     15,817,226     21,179,077
AST Parametric Emerging Markets Equity Portfolio.............     50,161,925     63,353,261
AST Goldman Sachs Small-Cap Value Portfolio..................     59,607,721     59,616,276
AST Schroders Global Tactical Portfolio......................    296,320,298    207,431,209
AST RCM World Trends Portfolio...............................    294,486,876    234,872,442
AST J.P. Morgan Global Thematic Portfolio....................    201,183,271    171,186,686
AST Goldman Sachs Multi-Asset Portfolio......................    244,881,363    204,091,788
AST FI Pyramis(R) Asset Allocation Portfolio.................    347,701,675    119,202,200
ProFund VP Consumer Services.................................         82,584        246,743
ProFund VP Consumer Goods Portfolio..........................        163,444        223,941
ProFund VP Financials........................................        424,610        473,245
ProFund VP Health Care.......................................        848,018        884,145
ProFund VP Industrials.......................................        206,222        276,040
ProFund VP Mid-Cap Growth....................................        133,323        247,176
ProFund VP Mid-Cap Value.....................................      1,009,609      1,310,798
ProFund VP Real Estate.......................................        427,973        320,477
ProFund VP Small-Cap Growth..................................        676,382      1,085,306
ProFund VP Small-Cap Value...................................        384,999        593,019
ProFund VP Telecommunications................................         13,700         79,860
ProFund VP Utilities.........................................        430,919        335,913
ProFund VP Large-Cap Growth..................................        789,742        314,383
ProFund VP Large-Cap Value...................................        868,639        772,605
AST Boston Partners Large-Cap Value Portfolio................     17,964,322     18,353,337
AST Jennison Large-Cap Growth Portfolio......................     42,102,321     30,434,406
AST Bond Portfolio 2020......................................     19,357,642     25,460,893
AST Bond Portfolio 2017......................................     18,121,723     44,437,934
AST Bond Portfolio 2021......................................     64,734,811     52,360,016
Wells Fargo Advantage VT International Equity Fund - Class 1.          7,045        120,862
Wells Fargo Advantage VT Omega Growth Fund - Class 1.........          8,036        443,125
Wells Fargo Advantage VT Small Cap Growth Fund - Class 1.....         41,849        184,878
Wells Fargo Advantage VT Small Cap Value Fund - Class 1......         29,922        277,020
AST Bond Portfolio 2022......................................      8,717,492     31,221,995
AST Quantitative Modeling Portfolio..........................    173,885,352     15,174,389
AST BlackRock Global Strategies Portfolio....................    167,563,991    158,787,263

                                      A66

                                                              PURCHASES       SALES
                                                            -------------- ------------
Wells Fargo Advantage VT Opportunity Fund - Class 1........ $        1,334 $    256,353
AST Prudential Core Bond Portfolio.........................     57,657,696   24,919,578
AST Neuberger Berman Core Bond Portfolio...................     27,403,989   11,909,109
AST Bond Portfolio 2023....................................      8,955,342  133,472,789
AST Franklin Templeton Founding Funds Allocation Portfolio.     42,224,065  267,827,856
AST New Discovery Asset Allocation Portfolio...............    121,588,657   35,549,865
AST Western Asset Emerging Markets Debt Portfolio..........      1,860,333      763,993
AST MFS Large-Cap Value Portfolio..........................     21,635,667    7,479,727
AST Bond Portfolio 2024....................................     36,804,489   51,427,622
AST AQR Emerging Markets Equity Portfolio..................      1,876,221      946,965
AST ClearBridge Dividend Growth Portfolio..................     40,455,640    8,728,540
AST QMA Emerging Markets Equity Portfolio..................      1,662,994      419,762
AST Multi-Sector Fixed Income Portfolio....................  1,589,818,014    5,550,239
AST BlackRock iShares ETF Portfolio........................    107,069,446   10,668,591
AST Franklin Templeton Founding Funds Plus Portfolio.......    408,052,009   48,487,972
AST Defensive Asset Allocation Portfolio...................    145,079,789   52,901,274
AST AQR Large-Cap Portfolio................................      2,391,388      810,825
AST QMA Large-Cap Portfolio................................      3,280,033    1,077,016
AST Bond Portfolio 2025....................................     36,120,623    7,184,231
AST T. Rowe Price Growth Opportunities Portfolio...........    279,699,929      388,420
AST Goldman Sachs Global Growth Allocation Portfolio.......      4,202,378      453,092
AST T. Rowe Price Diversified Real Growth Portfolio........      8,522,366      416,805
AST Prudential Flexible Multi-Strategy Portfolio...........      5,691,211      649,573
AST BlackRock Multi-Asset Income Portfolio.................      7,936,722      363,064
AST Franklin Templeton K2 Global Absolute Return Portfolio.      1,976,587      204,835
AST Managed Equity Portfolio...............................      2,646,616       75,315
AST Managed Fixed-Income Portfolio.........................      4,898,348      521,038
AST FQ Absolute Return Currency Portfolio..................        351,810       27,174
AST Jennison Global Infrastructure Portfolio...............        945,622        6,946
AST Goldman Sachs Strategic Income Portfolio...............      1,346,822       83,116
AST Legg Mason Diversified Growth Portfolio................      4,429,719          561

NOTE 6: RELATED PARTY TRANSACTIONS

        The Account has extensive transactions and relationships with Prudential and other affiliates. Due to these relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties. Prudential Financial and its affiliates perform various services on behalf of the portfolios of The Prudential Series Fund and the Advanced Series Trust in which the Account invests and may receive fees for the services performed. These services include, among other things, investment management, subadvisory, shareholder communications, postage, transfer agency and various other record keeping, administrative and customer service functions.

        The Prudential Series Fund has entered into a management agreement with Prudential Investments LLC ("PI") and the Advanced Series Trust has entered into a management agreement with PI and AST Investment Services, Inc., both indirect, wholly-owned subsidiaries of Prudential Financial (together the "Investment Managers"). Pursuant to these agreements, the Investment Managers have responsibility for all investment advisory services and supervise the subadvisers' performance of such services with respect to each Portfolio. The Investment Managers have entered into subadvisory agreements with several subadvisers, including Prudential Investment Management, Inc., Jennison Associates LLC, and Quantitative Management Associates, LLC, each of which are indirect, wholly-owned subsidiaries of Prudential Financial.

        The Prudential Series Fund has a distribution agreement with Prudential Investment Management Services LLC ("PIMS"), an indirect, wholly-owned subsidiary of Prudential Financial, which acts as the distributor of the Class I and Class II shares of each Portfolio.

                                      A67

        No distribution or service (12b-1) fees are paid to PIMS as distributor of the Class I shares of the portfolios of The Prudential Series Fund, which is the class of shares owned by the Account.

        The Advanced Series Trust has a distribution agreement with Prudential Annuities Distributors Inc. ("PAD"), an indirect, wholly-owned subsidiary of Prudential Financial, which acts as the distributor of the shares of each Portfolio. Distribution and service fees are paid to PAD by most portfolios of the Advanced Series Trust.

        Prudential Mutual Fund Services LLC, an affiliate of the Investment Managers and an indirect, wholly-owned subsidiary of Prudential Financial, serves as the transfer agent of each portfolio of The Prudential Series Fund and the Advanced Series Trust.

        Certain charges and fees for the portfolios may be waived and/or reimbursed by Prudential and its affiliates. Prudential and its affiliates reserve the right to discontinue these waivers/reimbursements at its discretion, subject to the contractual obligations of Prudential and its affiliates.

        See The Prudential Series Fund and the Advanced Series Trust financial statements for further discussion of such expense and waiver/reimbursement arrangements. The Account indirectly bears the expenses of the underlying portfolios in which it invests, including the related party expenses disclosed above.

NOTE 7: FINANCIAL HIGHLIGHTS

        Pruco Life sells a number of variable annuity products that are funded by the Account. These products have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

        The following table was developed by determining which products offered by Pruco Life and funded by the Account have the lowest and highest expense ratio. Only product designs within each subaccount that had units outstanding during the respective periods were considered when determining the lowest and highest expense ratio. The summary may not reflect the minimum and maximum Contract charges offered by Pruco Life as contract owners may not have selected all available and applicable Contract options.

                               AT YEAR ENDED                              FOR YEAR ENDED
                   --------------------------------------  -----------------------------------------------
                                                    NET    INVESTMENT
                   UNITS        UNIT VALUE         ASSETS    INCOME     EXPENSE RATIO**    TOTAL RETURN***
                   (000S)    LOWEST -- HIGHEST     (000S)    RATIO*     LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------- ---------------------  -------- ----------   -----------------  ----------------
                                            PRUDENTIAL MONEY MARKET PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2014  105,488 $0.94316 to  $ 9.92485 $123,830   0.00%/(1)/ 1.00%  to   2.10%  -2.06% to  -0.99%
December 31, 2013  127,983 $0.96168 to  $10.02367 $150,930   0.00%/(1)/ 1.00%  to   2.10%  -2.05% to  -0.99%
December 31, 2012  149,308 $0.98047 to  $10.12341 $177,543   0.01%      1.00%  to   2.10%  -2.05% to  -0.98%
December 31, 2011  171,807 $0.99939 to  $10.22387 $207,800   0.02%      1.00%  to   2.10%  -2.03% to  -0.96%
December 31, 2010  198,480 $1.01802 to  $10.32322 $242,080   0.03%      1.00%  to   2.45%  -2.36% to  -0.96%

                                          PRUDENTIAL DIVERSIFIED BOND PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2014   72,636 $2.08421 to  $ 2.53667 $183,884   1.13%      1.35%  to   1.65%   5.36% to   5.67%
December 31, 2013   81,007 $1.97826 to  $ 2.40199 $194,199   3.94%      1.35%  to   1.65%  -2.33% to  -2.05%
December 31, 2012   93,666 $2.02539 to  $ 2.45301 $229,314   4.39%      1.35%  to   1.65%   8.88% to   9.20%
December 31, 2011  102,710 $1.86014 to  $ 2.24741 $230,380   4.29%      1.35%  to   1.65%   5.78% to   6.08%
December 31, 2010  114,526 $1.75857 to  $ 2.11964 $242,277   4.20%      1.35%  to   1.65%   8.78% to   9.10%

                                               PRUDENTIAL EQUITY PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2014   71,107 $1.79101 to  $ 3.07736 $202,451   0.00%      1.35%  to   2.00%   5.59% to   6.27%
December 31, 2013   79,925 $1.69020 to  $ 2.89713 $214,130   0.00%      1.35%  to   2.00%  30.92% to  31.75%
December 31, 2012   90,862 $1.28661 to  $ 2.19998 $184,958   0.60%      1.35%  to   2.00%  11.45% to  12.17%
December 31, 2011  103,849 $1.15047 to  $ 1.96226 $188,373   0.68%      1.35%  to   2.00%  -5.36% to  -4.75%
December 31, 2010  120,853 $1.21137 to  $ 2.06117 $229,570   0.79%      1.35%  to   2.00%   9.71% to  10.41%

                                      A68

                               AT YEAR ENDED                              FOR YEAR ENDED
                   --------------------------------------  -----------------------------------------------
                                                    NET    INVESTMENT
                   UNITS        UNIT VALUE         ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)    LOWEST -- HIGHEST     (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------- ---------------------  -------- ---------- -----------------  ------------------
                                          PRUDENTIAL FLEXIBLE MANAGED PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2014    5,009 $2.77211 to  $ 2.77211 $ 13,886   0.00%    1.40%  to   1.40%    9.52% to    9.52%
December 31, 2013    5,642 $2.53115 to  $ 2.53115 $ 14,280   0.00%    1.40%  to   1.40%   18.48% to   18.48%
December 31, 2012    6,313 $2.13628 to  $ 2.13628 $ 13,487   1.92%    1.40%  to   1.40%   11.80% to   11.80%
December 31, 2011    7,096 $1.91077 to  $ 1.91077 $ 13,559   1.97%    1.40%  to   1.40%    2.90% to    2.90%
December 31, 2010    7,982 $1.85698 to  $ 1.85698 $ 14,822   2.24%    1.40%  to   1.40%   10.48% to   10.48%

                                       PRUDENTIAL CONSERVATIVE BALANCED PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2014    7,302 $2.57585 to  $ 2.57585 $ 18,808   0.00%    1.40%  to   1.40%    7.27% to    7.27%
December 31, 2013    8,177 $2.40130 to  $ 2.40130 $ 19,636   0.00%    1.40%  to   1.40%   14.55% to   14.55%
December 31, 2012    9,349 $2.09636 to  $ 2.09636 $ 19,598   2.09%    1.40%  to   1.40%    9.69% to    9.69%
December 31, 2011   10,584 $1.91117 to  $ 1.91117 $ 20,228   2.28%    1.40%  to   1.40%    3.16% to    3.16%
December 31, 2010   12,140 $1.85264 to  $ 1.85264 $ 22,491   2.45%    1.40%  to   1.40%   10.20% to   10.20%

                                               PRUDENTIAL VALUE PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2014   99,749 $2.01704 to  $ 4.04747 $296,461   0.00%    1.35%  to   2.00%    7.95% to    8.63%
December 31, 2013  116,026 $1.86670 to  $ 3.72763 $316,368   0.00%    1.35%  to   2.00%   30.49% to   31.32%
December 31, 2012  133,540 $1.42920 to  $ 2.83999 $276,927   0.98%    1.35%  to   2.00%   12.37% to   13.09%
December 31, 2011  154,555 $1.27064 to  $ 2.51241 $283,061   1.02%    1.35%  to   2.00%   -7.43% to   -6.83%
December 31, 2010  180,228 $1.37128 to  $ 2.69800 $353,298   0.99%    1.35%  to   2.00%   11.63% to   12.34%

                                          PRUDENTIAL HIGH YIELD BOND PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2014   42,176 $2.08850 to  $14.60641 $178,309   5.99%    1.35%  to   2.00%    0.70% to    1.35%
December 31, 2013   47,473 $2.06706 to  $14.41969 $201,311   6.32%    1.35%  to   2.00%    5.15% to    5.81%
December 31, 2012   53,646 $1.95903 to  $13.63244 $215,814   6.92%    1.35%  to   2.00%   12.18% to   12.90%
December 31, 2011   59,815 $1.74036 to  $12.08103 $219,331   7.45%    1.35%  to   2.50%    2.54% to    3.69%
December 31, 2010   67,908 $1.68340 to  $11.65524 $244,422   8.32%    1.35%  to   2.60%   11.16% to   12.53%

                                         PRUDENTIAL NATURAL RESOURCES PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2014      903 $6.14406 to  $ 6.14406 $  5,551   0.00%    1.40%  to   1.40%  -21.01% to  -21.01%
December 31, 2013    1,009 $7.77806 to  $ 7.77806 $  7,850   0.00%    1.40%  to   1.40%    8.70% to    8.70%
December 31, 2012    1,128 $7.15524 to  $ 7.15524 $  8,075   0.47%    1.40%  to   1.40%   -3.82% to   -3.82%
December 31, 2011    1,345 $7.43963 to  $ 7.43963 $ 10,005   0.19%    1.40%  to   1.40%  -20.15% to  -20.15%
December 31, 2010    1,685 $9.31742 to  $ 9.31742 $ 15,700   0.43%    1.40%  to   1.40%   26.22% to   26.22%

                                            PRUDENTIAL STOCK INDEX PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2014  114,422 $1.42009 to  $ 3.26890 $310,971   3.05%    1.35%  to   2.00%   11.09% to   11.80%
December 31, 2013  130,864 $1.27465 to  $ 2.92538 $316,543   0.00%    1.35%  to   2.00%   29.31% to   30.14%
December 31, 2012  148,556 $0.98286 to  $ 2.24908 $276,210   1.71%    1.35%  to   2.00%   13.40% to   14.14%
December 31, 2011  169,900 $0.86409 to  $ 1.97156 $276,321   1.62%    1.35%  to   2.00%   -0.05% to    0.60%
December 31, 2010  197,334 $0.86195 to  $ 1.96089 $318,094   1.77%    1.35%  to   2.00%   12.34% to   13.06%

                                               PRUDENTIAL GLOBAL PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2014   27,387 $1.16831 to  $ 2.56578 $ 60,958   0.00%    1.35%  to   2.00%    1.22% to    1.88%
December 31, 2013   30,874 $1.15067 to  $ 2.51978 $ 67,256   0.00%    1.35%  to   2.00%   24.79% to   25.59%
December 31, 2012   34,277 $0.91935 to  $ 2.00744 $ 59,622   1.61%    1.35%  to   2.00%   15.21% to   15.95%
December 31, 2011   39,339 $0.79560 to  $ 1.73216 $ 59,072   1.57%    1.35%  to   2.00%   -8.80% to   -8.21%
December 31, 2010   45,509 $0.86969 to  $ 1.88807 $ 74,473   1.58%    1.35%  to   2.00%   10.53% to   11.24%

                                              PRUDENTIAL JENNISON PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2014  103,663 $1.20021 to  $ 3.52028 $296,938   0.00%    1.35%  to   2.00%    7.83% to    8.53%
December 31, 2013  120,569 $1.10982 to  $ 3.24547 $317,172   0.00%    1.35%  to   2.00%   34.96% to   35.83%
December 31, 2012  136,588 $0.81992 to  $ 2.39067 $264,878   0.16%    1.35%  to   2.00%   13.89% to   14.63%
December 31, 2011  156,398 $0.71775 to  $ 2.08665 $263,805   0.30%    1.35%  to   2.00%   -1.67% to   -1.03%
December 31, 2010  182,468 $0.72779 to  $ 2.10942 $309,345   0.44%    1.35%  to   2.00%    9.76% to   10.46%

                                     PRUDENTIAL SMALL CAPITALIZATION STOCK PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2014   13,550 $3.45796 to  $ 5.26694 $ 61,807   0.00%    1.35%  to   1.65%    3.68% to    3.98%
December 31, 2013   15,356 $3.33520 to  $ 5.06760 $ 67,442   0.00%    1.35%  to   1.65%   38.67% to   39.08%
December 31, 2012   16,924 $2.40521 to  $ 3.64564 $ 53,499   0.61%    1.35%  to   1.65%   14.14% to   14.48%
December 31, 2011   19,186 $2.10724 to  $ 3.18624 $ 53,031   0.81%    1.35%  to   1.65%   -1.07% to   -0.78%
December 31, 2010   22,234 $2.13000 to  $ 3.21282 $ 62,028   0.82%    1.35%  to   1.65%   23.89% to   24.25%

                                      A69

                              AT YEAR ENDED                             FOR YEAR ENDED
                   ------------------------------------  -----------------------------------------------
                                                  NET    INVESTMENT
                   UNITS       UNIT VALUE        ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)  LOWEST -- HIGHEST     (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------ --------------------  -------- ---------- -----------------  ------------------
                                      T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
                   ------------------------------------------------------------------------------------
December 31, 2014  12,524 $1.18092 to  $1.62418 $ 20,257   1.02%    1.35%  to   1.65%   -2.84% to   -2.56%
December 31, 2013  13,481 $1.21548 to  $1.66761 $ 22,371   0.85%    1.35%  to   1.65%   12.20% to   12.54%
December 31, 2012  14,599 $1.08327 to  $1.48263 $ 21,529   1.22%    1.35%  to   1.65%   16.51% to   16.86%
December 31, 2011  16,365 $0.92976 to  $1.26936 $ 20,660   1.48%    1.35%  to   1.65%  -14.25% to  -14.00%
December 31, 2010  18,469 $1.08424 to  $1.47671 $ 27,104   0.93%    1.35%  to   1.65%   12.60% to   12.92%

                                T. ROWE PRICE EQUITY INCOME PORTFOLIO - INVESTOR CLASS
                   ------------------------------------------------------------------------------------
December 31, 2014  23,102 $2.08981 to  $3.26392 $ 74,912   1.73%    1.35%  to   1.65%    5.64% to    5.94%
December 31, 2013  25,950 $1.97830 to  $3.08233 $ 79,490   1.54%    1.35%  to   1.65%   27.62% to   27.99%
December 31, 2012  28,067 $1.55020 to  $2.40943 $ 67,182   2.14%    1.35%  to   1.65%   15.24% to   15.58%
December 31, 2011  31,233 $1.34518 to  $2.08566 $ 64,734   1.73%    1.35%  to   1.65%   -2.32% to   -2.03%
December 31, 2010  34,755 $1.37716 to  $2.13003 $ 73,513   1.89%    1.35%  to   1.65%   13.16% to   13.49%

                                       INVESCO V.I. CORE EQUITY FUND - SERIES I
                   ------------------------------------------------------------------------------------
December 31, 2014  33,857 $1.42106 to  $2.72627 $ 90,740   0.84%    1.35%  to   1.65%    6.39% to    6.71%
December 31, 2013  38,677 $1.33567 to  $2.55624 $ 97,180   1.38%    1.35%  to   1.65%   27.15% to   27.53%
December 31, 2012  43,198 $1.05048 to  $2.00552 $ 85,180   0.96%    1.35%  to   1.65%   12.02% to   12.36%
December 31, 2011  49,252 $0.93773 to  $1.78573 $ 86,494   0.94%    1.35%  to   1.65%   -1.68% to   -1.40%
December 31, 2010  56,457 $0.95379 to  $1.81190 $100,796   0.96%    1.35%  to   1.65%    7.77% to    8.09%

                                  JANUS ASPEN JANUS PORTFOLIO - INSTITUTIONAL SHARES
                   ------------------------------------------------------------------------------------
December 31, 2014  25,154 $1.21494 to  $2.54666 $ 62,900   0.37%    1.35%  to   1.65%   11.16% to   11.49%
December 31, 2013  28,310 $1.09299 to  $2.28537 $ 63,509   0.78%    1.35%  to   1.65%   28.22% to   28.60%
December 31, 2012  31,863 $0.85244 to  $1.77801 $ 55,620   0.55%    1.35%  to   1.65%   16.66% to   17.01%
December 31, 2011  35,341 $0.73068 to  $1.52032 $ 52,765   0.58%    1.35%  to   1.65%   -6.83% to   -6.57%
December 31, 2010  40,445 $0.78421 to  $1.62786 $ 64,687   1.09%    1.35%  to   1.65%   12.67% to   12.99%

                                 JANUS ASPEN OVERSEAS PORTFOLIO - INSTITUTIONAL SHARES
                   ------------------------------------------------------------------------------------
December 31, 2014  22,928 $1.83897 to  $3.34371 $ 75,536   5.83%    1.35%  to   1.65%  -13.30% to  -13.05%
December 31, 2013  25,331 $2.12113 to  $3.84746 $ 96,032   3.13%    1.35%  to   1.65%   12.70% to   13.04%
December 31, 2012  28,534 $1.88205 to  $3.40535 $ 95,790   0.69%    1.35%  to   1.65%   11.62% to   11.96%
December 31, 2011  32,274 $1.68615 to  $3.04341 $ 96,776   0.47%    1.35%  to   1.65%  -33.27% to  -33.07%
December 31, 2010  37,127 $2.52677 to  $4.54962 $166,661   0.68%    1.35%  to   1.65%   23.28% to   23.64%

                                        MFS(R) RESEARCH SERIES - INITIAL CLASS
                   ------------------------------------------------------------------------------------
December 31, 2014   7,641 $1.63066 to  $2.66475 $ 20,288   0.81%    1.35%  to   1.65%    8.42% to    8.74%
December 31, 2013   8,883 $1.50408 to  $2.45201 $ 21,700   0.33%    1.35%  to   1.65%   30.13% to   30.52%
December 31, 2012   9,422 $1.15583 to  $1.87950 $ 17,640   0.80%    1.35%  to   1.65%   15.36% to   15.72%
December 31, 2011  10,468 $1.00196 to  $1.62522 $ 16,928   0.85%    1.35%  to   1.65%   -2.07% to   -1.78%
December 31, 2010  11,770 $1.02309 to  $1.65543 $ 19,367   0.94%    1.35%  to   1.65%   14.02% to   14.36%

                                         MFS(R) GROWTH SERIES - INITIAL CLASS
                   ------------------------------------------------------------------------------------
December 31, 2014  22,311 $1.47837 to  $2.77955 $ 61,531   0.10%    1.35%  to   1.65%    7.18% to    7.49%
December 31, 2013  25,118 $1.37938 to  $2.58719 $ 64,475   0.23%    1.35%  to   1.65%   34.63% to   35.03%
December 31, 2012  27,447 $1.02455 to  $1.91698 $ 52,206   0.00%    1.35%  to   1.65%   15.47% to   15.81%
December 31, 2011  30,886 $0.88728 to  $1.65595 $ 50,595   0.19%    1.35%  to   1.65%   -1.95% to   -1.65%
December 31, 2010  35,471 $0.90488 to  $1.68460 $ 59,323   0.12%    1.35%  to   1.65%   13.46% to   13.80%

                                                VP VALUE FUND - CLASS I
                   ------------------------------------------------------------------------------------
December 31, 2014   9,538 $2.65685 to  $3.24394 $ 30,778   1.54%    1.35%  to   1.65%   11.24% to   11.57%
December 31, 2013  10,636 $2.38831 to  $2.90895 $ 30,803   1.65%    1.35%  to   1.65%   29.59% to   29.97%
December 31, 2012  10,985 $1.84301 to  $2.23925 $ 24,485   1.91%    1.35%  to   1.65%   12.71% to   13.05%
December 31, 2011  12,509 $1.63512 to  $1.98177 $ 24,681   2.03%    1.35%  to   1.65%   -0.62% to   -0.33%
December 31, 2010  13,742 $1.64535 to  $1.98934 $ 27,219   2.20%    1.35%  to   1.65%   11.58% to   11.91%

                                   FRANKLIN SMALL-MID CAP GROWTH VIP FUND - CLASS 2
                   ------------------------------------------------------------------------------------
December 31, 2014  10,386 $1.60675 to  $2.80296 $ 28,451   0.00%    1.35%  to   1.65%    5.73% to    6.04%
December 31, 2013  11,731 $1.51967 to  $2.64465 $ 30,317   0.00%    1.35%  to   1.65%   35.92% to   36.31%
December 31, 2012  13,253 $1.11808 to  $1.94109 $ 25,079   0.00%    1.35%  to   1.65%    9.04% to    9.37%
December 31, 2011  14,860 $1.02535 to  $1.77574 $ 25,731   0.00%    1.35%  to   1.65%   -6.37% to   -6.09%
December 31, 2010  16,566 $1.09508 to  $1.89197 $ 30,563   0.00%    1.35%  to   1.65%   25.55% to   25.93%

                                       PRUDENTIAL JENNISON 20/20 FOCUS PORTFOLIO
                   ------------------------------------------------------------------------------------
December 31, 2014  20,333 $2.29737 to  $2.45756 $ 49,920   0.00%    1.35%  to   1.65%    5.41% to    5.72%
December 31, 2013  22,694 $2.17940 to  $2.32560 $ 52,712   0.00%    1.35%  to   1.65%   27.77% to   28.15%
December 31, 2012  25,911 $1.70567 to  $1.81563 $ 46,983   0.00%    1.35%  to   1.65%    9.23% to    9.55%
December 31, 2011  29,076 $1.56151 to  $1.65810 $ 48,160   0.08%    1.35%  to   1.65%   -5.72% to   -5.44%
December 31, 2010  32,078 $1.65622 to  $1.75443 $ 56,225   0.00%    1.35%  to   1.65%    6.08% to    6.40%

                                      A70

                                 AT YEAR ENDED                               FOR YEAR ENDED
                   -----------------------------------------  -----------------------------------------------
                                                              INVESTMENT
                   UNITS         UNIT VALUE        NET ASSETS   INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)    LOWEST -- HIGHEST       (000S)     RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------- ----------------------  ---------- ---------- -----------------  ------------------
                                                   DAVIS VALUE PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2014   18,108 $ 1.53523 to  $ 1.60314 $   28,795   0.91%    1.35%  to   1.65%    4.33% to    4.64%
December 31, 2013   20,232 $ 1.47145 to  $ 1.53200 $   30,760   0.84%    1.35%  to   1.65%   31.26% to   31.65%
December 31, 2012   23,262 $ 1.12101 to  $ 1.16370 $   26,878   1.57%    1.35%  to   1.65%   11.23% to   11.57%
December 31, 2011   27,280 $ 1.00779 to  $ 1.04304 $   28,266   0.81%    1.35%  to   1.65%   -5.73% to   -5.45%
December 31, 2010   31,083 $ 1.06904 to  $ 1.10314 $   34,079   1.31%    1.35%  to   1.65%   10.93% to   11.25%

                                 ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                   -----------------------------------------------------------------------------------------
December 31, 2014    7,457 $ 0.99640 to  $ 1.04158 $    7,691   0.00%    1.35%  to   1.65%   11.99% to   12.33%
December 31, 2013    7,839 $ 0.88970 to  $ 0.92729 $    7,205   0.00%    1.35%  to   1.65%   34.78% to   35.18%
December 31, 2012    7,753 $ 0.66012 to  $ 0.68598 $    5,274   0.03%    1.35%  to   1.65%   14.23% to   14.58%
December 31, 2011    7,628 $ 0.57787 to  $ 0.59869 $    4,532   0.09%    1.35%  to   1.65%   -4.83% to   -4.56%
December 31, 2010    8,341 $ 0.60717 to  $ 0.62731 $    5,196   0.28%    1.35%  to   1.65%    8.05% to    8.37%

                                          PRUDENTIAL SP SMALL CAP VALUE PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2014   39,236 $ 2.15175 to  $ 2.88444 $  104,079   0.00%    1.35%  to   2.00%    2.88% to    3.54%
December 31, 2013   45,199 $ 2.08949 to  $ 2.78722 $  116,216   0.00%    1.35%  to   2.00%   34.76% to   35.61%
December 31, 2012   52,822 $ 1.54910 to  $ 2.05619 $  100,418   0.45%    1.35%  to   2.00%   13.78% to   14.51%
December 31, 2011   62,060 $ 1.36006 to  $ 1.79660 $  103,381   0.68%    1.35%  to   2.00%   -4.67% to   -4.06%
December 31, 2010   72,892 $ 1.42540 to  $ 1.87355 $  127,033   0.65%    1.35%  to   2.00%   23.80% to   24.59%

                                        JANUS ASPEN JANUS PORTFOLIO - SERVICE SHARES
                   -----------------------------------------------------------------------------------------
December 31, 2014    7,009 $ 1.00336 to  $ 2.26282 $   11,422   0.22%    1.40%  to   2.00%   10.52% to   11.18%
December 31, 2013    8,225 $ 0.90515 to  $ 2.03533 $   12,065   0.66%    1.40%  to   2.00%   27.44% to   28.20%
December 31, 2012    9,526 $ 0.70809 to  $ 1.58757 $   10,868   0.43%    1.40%  to   2.00%   15.96% to   16.65%
December 31, 2011   11,019 $ 0.60888 to  $ 1.36100 $   10,839   0.43%    1.40%  to   2.00%   -7.39% to   -6.84%
December 31, 2010   13,323 $ 0.65560 to  $ 1.46090 $   13,998   0.36%    1.40%  to   2.00%   12.02% to   12.68%

                                  PRUDENTIAL SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2014   44,521 $ 1.75488 to  $ 3.93032 $  127,551   0.00%    1.35%  to   2.00%    7.36% to    8.05%
December 31, 2013   51,864 $ 1.62968 to  $ 3.63925 $  137,598   0.00%    1.35%  to   2.00%   25.95% to   26.76%
December 31, 2012   59,367 $ 1.29003 to  $ 2.87251 $  124,761   0.41%    1.35%  to   2.00%   14.58% to   15.32%
December 31, 2011   69,627 $ 1.12252 to  $ 2.49218 $  128,003   0.59%    1.35%  to   2.00%    0.22% to    0.86%
December 31, 2010   84,602 $ 1.11678 to  $ 2.47225 $  155,289   0.41%    1.35%  to   2.00%   18.08% to   18.82%

                                        PRUDENTIAL SP INTERNATIONAL GROWTH PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2014   23,271 $ 0.82745 to  $ 2.06435 $   35,459   0.00%    1.40%  to   2.00%   -7.56% to   -7.00%
December 31, 2013   26,352 $ 0.89246 to  $ 2.22017 $   43,541   0.00%    1.35%  to   2.00%   16.54% to   17.29%
December 31, 2012   30,107 $ 0.76353 to  $ 1.89389 $   42,782   0.64%    1.35%  to   2.00%   19.99% to   20.77%
December 31, 2011   35,232 $ 0.63438 to  $ 1.56912 $   41,592   1.32%    1.35%  to   2.00%  -16.58% to  -16.04%
December 31, 2010   41,904 $ 0.75821 to  $ 1.86993 $   58,478   1.53%    1.35%  to   2.00%   11.78% to   12.49%

                                        PRUDENTIAL SP INTERNATIONAL VALUE PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2014   19,870 $ 1.15734 to  $ 2.01976 $   33,367   0.00%    1.40%  to   2.00%   -7.88% to   -7.33%
December 31, 2013   22,680 $ 1.25263 to  $ 2.18500 $   41,163   0.00%    1.40%  to   2.00%   17.73% to   18.43%
December 31, 2012   25,837 $ 1.06080 to  $ 1.84942 $   39,628   2.67%    1.40%  to   2.00%   14.62% to   15.31%
December 31, 2011   29,946 $ 0.92278 to  $ 1.60798 $   39,901   2.49%    1.40%  to   2.00%  -14.80% to  -14.29%
December 31, 2010   35,175 $ 1.07986 to  $ 1.88082 $   54,613   2.19%    1.40%  to   2.00%    8.64% to    9.28%

                                        AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2014   16,013 $10.96235 to  $21.39027 $  259,463   0.00%    0.55%  to   3.25%    9.46% to   12.51%
December 31, 2013   15,311 $11.42443 to  $19.27594 $  221,801   0.00%    0.55%  to   3.25%   25.90% to   32.81%
December 31, 2012   13,355 $ 8.63614 to  $14.71569 $  146,463   1.04%    0.55%  to   3.25%   15.77% to   19.01%
December 31, 2011    9,455 $ 7.28539 to  $12.53734 $   86,332   1.05%    0.55%  to   3.25%  -15.50% to   -6.04%
December 31, 2010    6,153 $ 7.59413 to  $13.52811 $   60,572   1.29%    0.55%  to   3.25%    6.61% to   11.82%

                                    AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2014  199,889 $11.22055 to  $15.93171 $2,539,963   0.00%    0.55%  to   3.25%   -0.31% to    2.47%
December 31, 2013  209,605 $11.05013 to  $15.76382 $2,636,512   0.00%    0.55%  to   3.25%   10.68% to   13.77%
December 31, 2012  199,002 $ 9.92265 to  $14.04822 $2,231,745   1.93%    0.55%  to   3.25%    7.52% to   10.53%
December 31, 2011  141,598 $ 9.34142 to  $12.88722 $1,453,229   1.58%    0.55%  to   3.25%   -6.51% to   -3.91%
December 31, 2010  107,550 $ 9.72815 to  $13.59785 $1,162,964   0.55%    0.55%  to   3.25%    6.71% to   10.76%

                                            AST COHEN & STEERS REALTY PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2014   13,312 $11.64573 to  $28.17786 $  239,838   0.00%    0.55%  to   3.25%   15.51% to   30.19%
December 31, 2013   13,244 $ 9.68396 to  $21.94358 $  186,235   0.00%    0.55%  to   3.25%   -1.36% to    2.57%
December 31, 2012   12,446 $10.07765 to  $21.69183 $  173,092   1.29%    0.55%  to   3.25%   11.59% to   14.71%
December 31, 2011    7,109 $ 8.82419 to  $19.17281 $   87,243   0.74%    0.55%  to   3.25%   -6.17% to    6.00%
December 31, 2010    5,413 $ 8.36127 to  $18.33755 $   62,985   1.27%    0.55%  to   3.25%   17.09% to   27.48%

                                      A71

                                 AT YEAR ENDED                               FOR YEAR ENDED
                   -----------------------------------------  -----------------------------------------------
                                                              INVESTMENT
                   UNITS         UNIT VALUE        NET ASSETS   INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)    LOWEST -- HIGHEST       (000S)     RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------- ----------------------  ---------- ---------- -----------------  ------------------
                                     AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2014  130,504 $11.18827 to  $14.91662 $1,675,340   0.00%    0.55%  to   3.25%    2.02% to    4.87%
December 31, 2013  131,617 $10.76626 to  $14.34386 $1,639,217   0.00%    0.55%  to   3.25%    7.42% to   10.42%
December 31, 2012  118,657 $10.48017 to  $13.12718 $1,364,558   1.44%    0.55%  to   3.25%    7.11% to   10.11%
December 31, 2011   76,239 $ 9.75906 to  $12.08786 $  808,699   0.90%    0.55%  to   3.25%   -3.02% to   -0.32%
December 31, 2010   56,172 $ 9.90157 to  $12.29454 $  609,347   0.37%    0.55%  to   3.25%    4.24% to    7.11%

                                           AST HERNDON LARGE-CAP VALUE PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2014    9,863 $ 9.94566 to  $20.11564 $  146,622   0.00%    0.55%  to   3.25%   -1.74% to    1.00%
December 31, 2013   10,554 $11.69942 to  $20.19327 $  156,741   0.00%    0.55%  to   3.25%   25.84% to   33.89%
December 31, 2012   10,223 $ 8.77264 to  $15.29152 $  115,122   1.05%    0.55%  to   3.25%    9.71% to   12.78%
December 31, 2011    5,454 $ 7.80945 to  $13.74775 $   54,139   0.80%    0.55%  to   3.25%  -10.70% to   -1.04%
December 31, 2010    2,189 $ 7.92255 to  $14.08474 $   21,392   1.38%    0.55%  to   3.25%    5.71% to   11.38%

                                                  AST HIGH YIELD PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2014   15,527 $ 9.89459 to  $16.67561 $  203,687   0.00%    0.55%  to   3.25%   -1.05% to    1.99%
December 31, 2013   16,564 $10.42183 to  $16.57675 $  216,591   0.00%    0.55%  to   3.25%    3.70% to    6.59%
December 31, 2012   17,069 $11.01858 to  $15.76773 $  211,916   5.75%    0.55%  to   3.25%   10.17% to   13.25%
December 31, 2011    9,602 $ 9.75907 to  $14.11698 $  107,095   6.86%    0.55%  to   3.25%   -2.53% to    2.61%
December 31, 2010    6,243 $10.64904 to  $13.94919 $   69,557   3.61%    0.55%  to   3.25%    6.67% to   12.43%

                                        AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2014   10,032 $13.35563 to  $24.11445 $  169,022   0.00%    0.55%  to   3.25%    1.53% to    4.36%
December 31, 2013   10,131 $12.91409 to  $23.42720 $  165,527   0.00%    0.55%  to   3.25%   33.40% to   40.04%
December 31, 2012    9,818 $ 9.51449 to  $16.96161 $  116,290   0.00%    0.55%  to   3.25%   16.17% to   19.41%
December 31, 2011    5,925 $ 7.99180 to  $14.40189 $   59,777   0.45%    0.55%  to   3.25%  -19.59% to  -13.59%
December 31, 2010    3,503 $ 9.80048 to  $16.89809 $   40,832   0.04%    0.55%  to   3.25%   20.64% to   31.30%

                                                AST MID-CAP VALUE PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2014    6,170 $11.23471 to  $25.87248 $  113,915   0.00%    0.55%  to   3.25%   11.23% to   14.34%
December 31, 2013    6,399 $12.06993 to  $22.94256 $  104,911   0.00%    0.55%  to   3.25%   23.34% to   31.69%
December 31, 2012    5,850 $10.19368 to  $17.66406 $   73,924   0.44%    0.55%  to   3.25%   14.56% to   17.76%
December 31, 2011    3,655 $ 8.68256 to  $15.20886 $   39,679   0.70%    0.55%  to   3.25%  -12.84% to   -3.98%
December 31, 2010    2,712 $ 9.84588 to  $16.05923 $   30,901   0.46%    0.55%  to   3.25%   13.94% to   22.45%

                                               AST SMALL-CAP VALUE PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2014    6,294 $10.54465 to  $23.81628 $  107,335   0.00%    0.55%  to   3.25%    1.85% to    5.87%
December 31, 2013    7,038 $12.47438 to  $23.06551 $  116,350   0.00%    0.55%  to   3.25%   27.51% to   36.64%
December 31, 2012    6,003 $10.03524 to  $17.11423 $   73,641   0.41%    0.55%  to   3.25%   14.31% to   17.51%
December 31, 2011    4,291 $ 8.56576 to  $14.76666 $   45,405   0.60%    0.55%  to   3.25%  -13.58% to   -6.49%
December 31, 2010    3,661 $10.21456 to  $16.01106 $   41,903   0.41%    0.55%  to   3.25%   13.88% to   24.81%

                         AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO (EXPIRED FEBRUARY 7, 2014)
                   -----------------------------------------------------------------------------------------
December 31, 2014        - $11.90846 to  $19.80908 $        -   0.00%    0.55%  to   3.25%   -1.79% to   -1.51%
December 31, 2013   10,275 $12.10233 to  $19.58170 $  158,294   0.00%    0.55%  to   3.25%   22.97% to   29.03%
December 31, 2012    9,486 $10.63210 to  $15.38733 $  114,812   0.22%    0.55%  to   3.25%   15.87% to   19.11%
December 31, 2011    5,661 $ 8.95362 to  $13.09897 $   58,548   0.16%    0.55%  to   3.25%  -10.43% to   -4.48%
December 31, 2010    5,727 $ 9.78196 to  $13.90429 $   63,050   0.07%    0.55%  to   3.25%    6.48% to    9.25%

                                         AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2014   14,692 $11.31270 to  $25.12814 $  271,570   0.00%    0.55%  to   3.25%    7.90% to   13.47%
December 31, 2013   15,464 $12.28300 to  $22.97023 $  261,949   0.00%    0.55%  to   3.25%   25.09% to   31.46%
December 31, 2012   13,956 $10.46013 to  $17.71525 $  182,448   0.00%    0.55%  to   3.25%   15.72% to   18.96%
December 31, 2011    8,276 $ 8.81982 to  $15.09953 $   93,020   0.00%    0.55%  to   3.25%  -11.35% to   -3.51%
December 31, 2010    7,400 $10.81269 to  $15.86600 $   88,581   0.00%    0.55%  to   3.25%   12.74% to   18.70%

                                               AST LARGE-CAP VALUE PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2014   25,255 $10.81514 to  $23.33405 $  409,452   0.00%    0.55%  to   3.25%    7.95% to   13.12%
December 31, 2013   25,383 $11.16325 to  $20.91410 $  365,289   0.00%    0.55%  to   3.25%   31.12% to   39.09%
December 31, 2012   22,984 $ 8.05750 to  $15.24503 $  236,678   3.18%    0.55%  to   3.25%   13.08% to   16.24%
December 31, 2011   12,016 $ 6.95898 to  $13.29726 $  105,206   1.21%    0.55%  to   3.25%  -10.31% to   -4.71%
December 31, 2010    8,210 $ 7.33176 to  $14.14819 $   73,771   0.98%    0.95%  to   3.25%    5.18% to   12.09%

                                      A72

                               AT YEAR ENDED                              FOR YEAR ENDED
                   --------------------------------------  -----------------------------------------------
                                                    NET    INVESTMENT
                   UNITS        UNIT VALUE         ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)   LOWEST -- HIGHEST      (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------ ----------------------  -------- ---------- -----------------  ------------------
                                       AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2014  49,551 $10.18285 to  $15.15769 $594,715   0.00%    0.55%  to   3.25%    2.93% to    5.80%
December 31, 2013  46,780 $ 9.71214 to  $14.52525 $533,925   0.00%    0.55%  to   3.25%   -5.19% to   -2.54%
December 31, 2012  43,060 $10.94845 to  $15.11073 $513,536   1.11%    0.55%  to   3.25%    2.48% to    5.35%
December 31, 2011  20,912 $10.42419 to  $14.54337 $245,855   1.20%    0.55%  to   3.25%    4.25% to    9.56%
December 31, 2010   4,379 $10.70748 to  $13.45763 $ 50,715   5.46%    0.55%  to   3.25%    7.21% to   12.35%

                                      AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2014  23,783 $11.25817 to  $23.25943 $404,850   0.00%    0.55%  to   3.25%    7.00% to   12.47%
December 31, 2013  16,363 $12.76835 to  $21.44225 $255,014   0.00%    0.55%  to   3.25%   30.12% to   35.86%
December 31, 2012  16,939 $ 9.89077 to  $16.00178 $195,765   0.38%    0.55%  to   3.25%    8.61% to   11.65%
December 31, 2011  11,182 $ 8.89389 to  $14.53184 $117,841   0.30%    0.55%  to   3.25%   -8.96% to   -1.46%
December 31, 2010   9,228 $ 9.06112 to  $14.95140 $ 99,289   0.61%    0.55%  to   3.25%   11.96% to   18.63%

                                                AST MFS GROWTH PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2014   7,243 $11.13384 to  $21.54740 $122,405   0.00%    0.55%  to   3.25%    5.18% to   11.72%
December 31, 2013   7,176 $12.75859 to  $20.20752 $113,750   0.00%    0.55%  to   3.25%   29.91% to   35.95%
December 31, 2012   6,309 $10.55752 to  $15.06982 $ 74,107   0.00%    0.55%  to   3.25%   13.27% to   16.44%
December 31, 2011   3,218 $ 9.10275 to  $13.12223 $ 33,301   0.36%    0.55%  to   3.25%   -7.50% to   -1.14%
December 31, 2010   2,603 $ 9.24407 to  $13.45761 $ 27,605   0.10%    0.55%  to   3.25%    7.59% to   11.72%

                                      AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2014  16,497 $11.22938 to  $23.65350 $284,956   0.00%    0.55%  to   3.25%    4.43% to   12.92%
December 31, 2013  16,795 $12.35736 to  $22.34107 $273,974   0.00%    0.55%  to   3.25%   25.73% to   31.88%
December 31, 2012  15,458 $10.25722 to  $17.17555 $192,774   0.00%    0.55%  to   3.25%    8.72% to   11.77%
December 31, 2011   8,614 $ 9.20532 to  $15.58152 $100,645   0.00%    0.55%  to   3.25%   -7.23% to    1.13%
December 31, 2010   5,335 $ 9.35229 to  $15.62143 $ 64,482   0.00%    0.55%  to   3.25%   18.48% to   27.47%

                                   AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2014  15,349 $11.02363 to  $28.51908 $292,469   0.00%    0.55%  to   3.25%   10.42% to   13.62%
December 31, 2013  15,234 $12.86338 to  $25.44872 $259,477   0.00%    0.55%  to   3.25%   31.13% to   41.23%
December 31, 2012  11,618 $10.11103 to  $18.27003 $142,067   0.94%    0.55%  to   3.25%   13.32% to   16.48%
December 31, 2011   8,187 $ 8.70651 to  $15.90297 $ 86,810   0.99%    0.55%  to   3.25%  -12.72% to   -3.02%
December 31, 2010   7,174 $ 9.62757 to  $16.62562 $ 78,392   1.02%    0.55%  to   3.25%   11.27% to   22.27%

                                        AST PIMCO LIMITED MATURITY BOND PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2014  15,866 $ 9.14331 to  $12.05162 $162,190   0.00%    0.55%  to   3.25%   -3.34% to   -0.65%
December 31, 2013  17,793 $ 9.45965 to  $12.20183 $185,800   0.00%    0.55%  to   3.25%   -5.35% to   -2.71%
December 31, 2012  20,118 $ 9.99469 to  $12.61643 $218,837   1.17%    0.55%  to   3.25%    1.29% to    4.12%
December 31, 2011  15,357 $ 9.86766 to  $12.18917 $164,143   0.86%    0.55%  to   3.25%   -1.07% to    1.68%
December 31, 2010   9,358 $ 9.97411 to  $12.07057 $102,959   2.31%    0.55%  to   3.25%   -0.33% to    2.92%

                                        AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2014  21,817 $10.53423 to  $21.34885 $322,746   0.00%    0.55%  to   3.25%    3.97% to    6.88%
December 31, 2013  21,981 $10.76256 to  $20.25283 $306,640   0.00%    0.55%  to   3.25%   22.05% to   28.97%
December 31, 2012  19,042 $ 8.48182 to  $15.92130 $206,693   0.18%    0.55%  to   3.25%   13.43% to   16.61%
December 31, 2011   5,793 $ 7.30270 to  $13.84402 $ 53,933   1.15%    0.55%  to   3.25%  -10.17% to   -2.18%
December 31, 2010   4,615 $ 7.31183 to  $14.34884 $ 43,678   1.20%    0.95%  to   3.25%    4.43% to   12.18%

                                            AST QMA US EQUITY ALPHA PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2014   8,980 $11.24219 to  $25.55053 $168,707   0.00%    0.55%  to   2.95%   11.83% to   16.57%
December 31, 2013   6,347 $12.26676 to  $22.22337 $103,102   0.00%    0.55%  to   2.95%   24.92% to   31.70%
December 31, 2012   5,427 $ 9.53931 to  $17.10866 $ 67,692   0.71%    0.55%  to   2.95%   15.39% to   18.15%
December 31, 2011   2,688 $ 8.14600 to  $14.68191 $ 27,992   0.73%    0.55%  to   2.95%    0.50% to    2.89%
December 31, 2010   1,934 $ 7.98785 to  $14.46757 $ 19,154   0.58%    0.55%  to   2.95%    8.14% to   13.97%

                                      AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2014  28,651 $ 8.19862 to  $14.17056 $295,414   0.00%    0.55%  to   3.25%  -14.29% to   -8.86%
December 31, 2013  29,034 $ 9.02327 to  $15.67993 $333,568   0.00%    0.55%  to   3.25%   11.63% to   14.75%
December 31, 2012  30,858 $ 7.88745 to  $13.79902 $313,815   0.41%    0.55%  to   3.25%    0.24% to    3.05%
December 31, 2011  21,581 $ 7.67745 to  $13.57744 $220,749   0.61%    0.55%  to   3.25%  -22.38% to  -15.39%
December 31, 2010  18,820 $ 9.78665 to  $16.26883 $237,118   0.41%    0.55%  to   3.25%   15.18% to   19.32%

                                      A73

                                 AT YEAR ENDED                              FOR YEAR ENDED
                   -----------------------------------------  ----------------------------------------------
                                                              INVESTMENT
                   UNITS         UNIT VALUE        NET ASSETS   INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)    LOWEST -- HIGHEST       (000S)     RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------- ----------------------  ---------- ---------- -----------------  -----------------
                                       AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
                   ----------------------------------------------------------------------------------------
December 31, 2014  568,527 $11.65463 to  $17.63046 $7,977,063   0.00%    0.55%  to   3.25%    2.44% to   5.30%
December 31, 2013  535,636 $11.16935 to  $16.97618 $7,295,774   0.00%    0.55%  to   3.25%   12.85% to  16.19%
December 31, 2012  427,079 $10.69535 to  $14.81356 $5,131,917   1.21%    0.55%  to   3.25%    9.80% to  12.87%
December 31, 2011  229,101 $ 9.50439 to  $13.30691 $2,473,645   1.10%    0.55%  to   3.25%   -4.90% to   1.42%
December 31, 2010  146,126 $ 9.85367 to  $13.30202 $1,581,659   0.78%    0.55%  to   3.25%    5.89% to  10.49%

                                              AST MFS GLOBAL EQUITY PORTFOLIO
                   ----------------------------------------------------------------------------------------
December 31, 2014   22,518 $10.30110 to  $21.46497 $  356,337   0.00%    0.55%  to   3.25%    0.26% to   3.06%
December 31, 2013   20,596 $11.84660 to  $21.11684 $  320,306   0.00%    0.55%  to   3.25%   20.29% to  26.93%
December 31, 2012   15,072 $10.68753 to  $16.86736 $  188,579   1.03%    0.55%  to   3.25%   19.07% to  22.40%
December 31, 2011    8,288 $ 8.75800 to  $13.97222 $   87,581   0.51%    0.55%  to   3.25%  -12.73% to  -3.66%
December 31, 2010    6,015 $ 9.74368 to  $14.70491 $   67,368   0.40%    0.55%  to   3.25%    7.95% to  10.99%

                                      AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
                   ----------------------------------------------------------------------------------------
December 31, 2014   17,384 $ 9.85774 to  $15.83614 $  201,653   0.00%    0.55%  to   3.25%   -9.41% to  -6.88%
December 31, 2013   16,428 $10.62785 to  $17.24255 $  207,309   0.00%    0.55%  to   3.25%   11.61% to  14.73%
December 31, 2012   14,337 $ 9.30017 to  $15.23803 $  159,507   1.68%    0.55%  to   3.25%   17.94% to  21.24%
December 31, 2011    9,785 $ 7.70131 to  $12.74350 $   90,598   1.40%    0.55%  to   3.25%  -18.08% to  -9.65%
December 31, 2010    8,842 $ 8.34866 to  $14.30022 $   90,495   0.97%    0.55%  to   3.25%    4.10% to   7.63%

                                            AST TEMPLETON GLOBAL BOND PORTFOLIO
                   ----------------------------------------------------------------------------------------
December 31, 2014   18,913 $ 9.47925 to  $12.68214 $  194,300   0.00%    0.55%  to   3.25%   -2.71% to   0.00%
December 31, 2013   19,028 $ 9.69586 to  $12.75701 $  197,497   0.00%    0.55%  to   3.25%   -6.88% to  -3.21%
December 31, 2012   17,788 $10.32374 to  $13.40697 $  196,194   2.36%    0.55%  to   3.25%    1.80% to   4.65%
December 31, 2011   10,426 $ 9.89515 to  $12.88781 $  113,539   2.50%    0.55%  to   3.25%   -1.04% to   3.55%
December 31, 2010    6,415 $10.20242 to  $12.51967 $   70,483   2.41%    0.55%  to   3.25%    2.24% to   4.75%

                                     AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
                   ----------------------------------------------------------------------------------------
December 31, 2014  130,027 $10.88122 to  $18.12031 $1,548,823   0.00%    0.55%  to   3.25%    2.08% to   4.92%
December 31, 2013  106,043 $10.58693 to  $17.50990 $1,219,180   0.00%    0.55%  to   3.25%   14.98% to  19.84%
December 31, 2012   62,039 $ 8.89580 to  $14.81394 $  604,521   0.26%    0.55%  to   3.25%    7.39% to  10.40%
December 31, 2011   29,416 $ 8.08980 to  $13.60557 $  265,956   0.27%    0.55%  to   3.25%  -12.57% to  -4.36%
December 31, 2010   15,551 $ 8.45893 to  $14.36696 $  151,898   0.49%    0.95%  to   2.95%   11.35% to  13.56%

                                       AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
                   ----------------------------------------------------------------------------------------
December 31, 2014  516,836 $12.24977 to  $18.47645 $7,352,204   0.00%    0.55%  to   3.25%    3.52% to   6.41%
December 31, 2013  477,773 $11.61737 to  $17.60529 $6,496,923   0.00%    0.55%  to   3.25%   17.67% to  22.00%
December 31, 2012  393,994 $ 9.82079 to  $14.63036 $4,452,563   0.79%    0.55%  to   3.25%   10.02% to  13.10%
December 31, 2011  287,989 $ 8.76109 to  $13.11625 $2,893,895   0.51%    0.55%  to   3.25%   -9.16% to  -2.96%
December 31, 2010  297,589 $ 9.03449 to  $13.70422 $3,101,702   1.02%    0.55%  to   3.25%    7.43% to  12.31%

                                    AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
                   ----------------------------------------------------------------------------------------
December 31, 2014  326,241 $10.85572 to  $15.55329 $4,038,220   0.00%    0.55%  to   3.25%    0.44% to   3.25%
December 31, 2013  351,118 $10.61030 to  $15.27338 $4,268,988   0.00%    0.55%  to   3.25%    6.40% to   9.37%
December 31, 2012  347,097 $ 9.96722 to  $14.15903 $3,909,210   0.97%    0.55%  to   3.25%    8.90% to  11.95%
December 31, 2011  269,022 $ 8.98306 to  $12.82397 $2,725,760   0.62%    0.55%  to   3.25%   -5.82% to  -3.20%
December 31, 2010  241,208 $ 9.28559 to  $13.43083 $2,538,982   0.83%    0.55%  to   3.25%    7.15% to  10.91%

                                          AST BALANCED ASSET ALLOCATION PORTFOLIO
                   ----------------------------------------------------------------------------------------
December 31, 2014  514,029 $11.79468 to  $17.11604 $7,070,583   0.00%    0.55%  to   3.25%    3.06% to   5.94%
December 31, 2013  500,114 $11.23550 to  $16.38146 $6,621,022   0.00%    0.55%  to   3.25%   13.49% to  17.00%
December 31, 2012  451,333 $10.33901 to  $14.19558 $5,203,726   0.92%    0.55%  to   3.25%    8.81% to  11.86%
December 31, 2011  339,582 $ 9.27105 to  $12.86748 $3,548,073   0.63%    0.55%  to   3.25%   -7.28% to  -1.76%
December 31, 2010  308,411 $ 9.68344 to  $13.27946 $3,322,650   0.78%    0.55%  to   3.25%    6.51% to  11.26%

                                        AST PRESERVATION ASSET ALLOCATION PORTFOLIO
                   ----------------------------------------------------------------------------------------
December 31, 2014  360,303 $11.03255 to  $15.02176 $4,631,404   0.00%    0.55%  to   3.25%    2.34% to   5.19%
December 31, 2013  372,081 $10.58368 to  $14.47848 $4,626,398   0.00%    0.55%  to   3.25%    5.66% to   8.61%
December 31, 2012  367,594 $10.51490 to  $13.51575 $4,290,630   1.09%    0.55%  to   3.25%    6.78% to   9.77%
December 31, 2011  264,390 $ 9.60825 to  $12.48452 $2,869,173   0.90%    0.55%  to   3.25%   -3.91% to   0.44%
December 31, 2010  199,628 $10.40137 to  $12.60207 $2,211,567   1.26%    0.55%  to   3.25%    4.97% to   9.53%

                                      A74

                                 AT YEAR ENDED                               FOR YEAR ENDED
                   -----------------------------------------  -----------------------------------------------
                                                              INVESTMENT
                   UNITS         UNIT VALUE        NET ASSETS   INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)    LOWEST -- HIGHEST       (000S)     RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------- ----------------------  ---------- ---------- -----------------  ------------------
                                           AST FI PYRAMIS QUANTITATIVE PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2014  251,091 $11.02371 to  $16.48864 $3,226,253   0.00%    0.55%  to   3.25%   -0.20% to    2.58%
December 31, 2013  248,285 $10.84192 to  $16.29666 $3,164,359   0.00%    0.55%  to   3.25%   11.03% to   14.13%
December 31, 2012  211,694 $ 9.58449 to  $14.47747 $2,406,115   1.88%    0.55%  to   3.25%    7.03% to   10.03%
December 31, 2011  130,049 $ 8.78893 to  $13.34133 $1,346,840   1.74%    0.55%  to   3.25%   -6.65% to   -2.05%
December 31, 2010   95,851 $ 8.97842 to  $13.80890 $1,008,799   1.36%    0.55%  to   3.25%    9.25% to   13.29%

                                         AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2014  324,805 $10.95802 to  $17.79750 $4,474,369   0.00%    0.55%  to   3.25%    5.65% to    8.60%
December 31, 2013  296,876 $10.20562 to  $16.61628 $3,842,656   0.00%    0.55%  to   3.25%   13.22% to   16.38%
December 31, 2012  248,630 $ 8.86900 to  $14.47559 $2,804,356   1.30%    0.55%  to   3.25%    9.25% to   12.30%
December 31, 2011  148,843 $ 7.98786 to  $13.06962 $1,485,879   1.18%    0.55%  to   3.25%  -11.82% to   -6.73%
December 31, 2010  131,381 $ 8.66171 to  $14.20708 $1,380,684   0.85%    0.55%  to   3.25%   14.30% to   17.90%

                                             AST ADVANCED STRATEGIES PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2014  447,097 $11.63271 to  $18.05257 $6,256,006   0.00%    0.55%  to   3.25%    2.66% to    5.52%
December 31, 2013  426,587 $11.12429 to  $17.34521 $5,785,628   0.00%    0.55%  to   3.25%   12.52% to   15.92%
December 31, 2012  343,976 $10.48694 to  $15.17148 $4,121,284   1.27%    0.55%  to   3.25%    9.95% to   13.02%
December 31, 2011  193,663 $ 9.30664 to  $13.61010 $2,075,520   1.03%    0.55%  to   3.25%   -6.93% to   -0.44%
December 31, 2010  137,362 $ 9.94879 to  $13.85960 $1,496,355   0.91%    0.55%  to   3.25%    8.08% to   12.64%

                                        AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2014   31,590 $11.22522 to  $24.98767 $  590,749   0.00%    0.55%  to   3.25%    4.82% to   13.35%
December 31, 2013   30,311 $13.54255 to  $23.51273 $  533,490   0.00%    0.55%  to   3.25%   37.92% to   43.23%
December 31, 2012   26,918 $10.57497 to  $16.64347 $  334,820   0.00%    0.55%  to   3.25%   13.76% to   16.94%
December 31, 2011   16,190 $ 9.07073 to  $14.43104 $  173,497   0.00%    0.55%  to   3.25%   -9.08% to   -2.24%
December 31, 2010   13,777 $10.04316 to  $14.96577 $  152,422   0.00%    0.55%  to   3.25%   10.53% to   14.72%

                                                 AST MONEY MARKET PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2014   20,583 $ 8.49004 to  $10.08368 $  192,741   0.00%    0.55%  to   3.25%   -3.25% to   -0.47%
December 31, 2013   22,470 $ 8.74050 to  $10.20011 $  213,351   0.00%    0.55%  to   3.25%   -3.25% to   -0.55%
December 31, 2012   24,863 $ 8.99838 to  $10.31714 $  240,224   0.01%    0.55%  to   3.25%   -3.25% to   -0.54%
December 31, 2011   24,015 $ 9.26367 to  $10.43487 $  236,147   0.02%    0.55%  to   3.25%   -3.22% to   -0.52%
December 31, 2010   12,763 $ 9.53428 to  $10.55197 $  128,581   0.02%    0.55%  to   3.25%   -2.84% to   -0.43%

                                               AST SMALL-CAP GROWTH PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2014   10,894 $10.96730 to  $25.38680 $  196,547   0.00%    0.55%  to   3.25%    0.44% to   10.75%
December 31, 2013   11,797 $12.40268 to  $24.92978 $  209,244   0.00%    0.55%  to   3.25%   26.69% to   34.43%
December 31, 2012    9,973 $ 9.69125 to  $18.80226 $  133,149   0.00%    0.55%  to   3.25%    8.52% to   11.56%
December 31, 2011    7,586 $ 8.71343 to  $17.08879 $   91,234   0.00%    0.55%  to   3.25%  -12.02% to   -1.52%
December 31, 2010    5,749 $11.41543 to  $17.59375 $   70,222   0.21%    0.55%  to   3.25%   25.34% to   35.13%

                                           AST PIMCO TOTAL RETURN BOND PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2014  178,576 $ 9.95820 to  $14.46916 $2,043,441   0.00%    0.55%  to   3.25%    0.84% to    3.66%
December 31, 2013  201,354 $ 9.69455 to  $14.04141 $2,248,671   0.00%    0.55%  to   3.25%   -5.03% to   -2.38%
December 31, 2012  205,774 $10.81598 to  $14.46865 $2,382,350   2.53%    0.55%  to   3.25%    5.76% to    8.72%
December 31, 2011  139,943 $ 9.99564 to  $13.38718 $1,518,001   1.84%    0.55%  to   3.25%   -0.17% to    2.61%
December 31, 2010  113,266 $10.24378 to  $13.12390 $1,231,961   1.52%    0.55%  to   3.25%    2.38% to    6.70%

                                             AST INTERNATIONAL VALUE PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2014    8,002 $ 8.89959 to  $15.04489 $   90,248   0.00%    0.55%  to   3.25%   -9.74% to   -6.37%
December 31, 2013    7,524 $ 9.62974 to  $16.44049 $   92,461   0.00%    0.55%  to   3.25%   15.59% to   18.81%
December 31, 2012    6,716 $ 8.13719 to  $14.02985 $   70,251   2.14%    0.55%  to   3.25%   12.88% to   16.03%
December 31, 2011    4,763 $ 7.04041 to  $12.25942 $   43,196   1.53%    0.55%  to   3.25%  -21.55% to  -13.03%
December 31, 2010    3,757 $ 7.92905 to  $14.29181 $   39,039   0.70%    0.55%  to   3.25%    7.59% to   10.04%

                                             AST INTERNATIONAL GROWTH PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2014   17,912 $ 9.27675 to  $16.28200 $  201,219   0.00%    0.55%  to   3.25%   -8.60% to   -2.22%
December 31, 2013   17,172 $ 9.91250 to  $17.57026 $  206,639   0.00%    0.55%  to   3.25%   15.19% to   18.40%
December 31, 2012   16,433 $ 8.40498 to  $15.04565 $  167,285   1.04%    0.55%  to   3.25%   16.45% to   19.70%
December 31, 2011    7,248 $ 7.04917 to  $12.74401 $   63,232   0.64%    0.55%  to   3.25%  -18.51% to  -13.40%
December 31, 2010    3,921 $ 7.97297 to  $14.92060 $   40,509   0.29%    0.55%  to   3.25%   11.22% to   14.67%

                                      A75

                                 AT YEAR ENDED                               FOR YEAR ENDED
                   -----------------------------------------  -----------------------------------------------
                                                              INVESTMENT
                   UNITS         UNIT VALUE        NET ASSETS   INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)    LOWEST -- HIGHEST       (000S)     RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------- ----------------------  ---------- ---------- -----------------  ------------------
                                          NVIT DEVELOPING MARKETS FUND - CLASS II
                   -----------------------------------------------------------------------------------------
December 31, 2014      595 $13.17058 to  $13.95567 $    8,083   0.80%    1.40%  to   2.00%   -7.69% to   -7.15%
December 31, 2013      743 $14.26831 to  $15.02994 $   10,905   0.94%    1.40%  to   2.00%   -1.93% to   -1.35%
December 31, 2012      882 $14.54907 to  $15.23556 $   13,170   0.09%    1.40%  to   2.00%   14.49% to   15.17%
December 31, 2011    1,066 $12.70790 to  $13.22905 $   13,856   0.27%    1.40%  to   2.00%  -23.92% to  -23.48%
December 31, 2010    1,496 $16.70438 to  $17.28741 $   25,524   0.00%    1.40%  to   2.00%   13.86% to   14.54%

                                            AST INVESTMENT GRADE BOND PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2014   54,970 $10.02333 to  $16.00477 $  727,546   0.00%    0.55%  to   2.65%    3.90% to    6.14%
December 31, 2013   48,730 $ 9.57812 to  $15.13806 $  621,532   0.00%    0.55%  to   2.65%   -5.75% to   -3.72%
December 31, 2012  240,122 $11.79750 to  $15.78403 $3,143,918   1.35%    0.55%  to   2.65%    6.50% to    8.80%
December 31, 2011  624,195 $10.87605 to  $14.56477 $7,606,942   0.43%    0.55%  to   2.65%    8.68% to   11.82%
December 31, 2010   11,978 $10.54049 to  $13.07585 $  153,555   6.62%    0.55%  to   2.65%    5.34% to    9.77%

                                         AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2014   45,410 $10.27737 to  $12.87649 $  536,794   0.00%    0.55%  to   3.25%    3.00% to    6.61%
December 31, 2013   38,647 $ 9.72854 to  $12.12603 $  433,901   0.00%    0.55%  to   3.25%   -4.69% to   -2.03%
December 31, 2012   36,399 $11.01502 to  $12.52719 $  422,609   3.25%    0.55%  to   3.25%    4.34% to    7.26%
December 31, 2011   23,999 $10.31578 to  $11.84188 $  263,297   2.74%    0.55%  to   3.25%    2.59% to    5.44%
December 31, 2010   15,299 $10.29052 to  $11.38650 $  161,902   1.28%    0.55%  to   3.25%    2.93% to    6.78%

                                                  AST BOND PORTFOLIO 2018
                   -----------------------------------------------------------------------------------------
December 31, 2014    6,473 $11.00100 to  $13.95817 $   75,796   0.00%    1.15%  to   3.25%   -0.67% to    1.48%
December 31, 2013    8,868 $11.07563 to  $13.77289 $  103,179   0.00%    1.15%  to   3.25%   -6.29% to   -4.26%
December 31, 2012   13,761 $11.81915 to  $14.40463 $  168,637   0.49%    1.15%  to   3.25%    2.27% to    4.50%
December 31, 2011   14,702 $11.55635 to  $13.80307 $  174,657   0.19%    1.15%  to   3.25%    9.90% to   12.27%
December 31, 2010    1,423 $11.92705 to  $12.31074 $   17,224   0.93%    1.30%  to   2.40%    8.58% to    9.76%

                                                  AST BOND PORTFOLIO 2019
                   -----------------------------------------------------------------------------------------
December 31, 2014    1,127 $11.22726 to  $14.09353 $   13,783   0.00%    1.15%  to   3.25%    0.88% to    3.07%
December 31, 2013    1,691 $11.03065 to  $13.69295 $   20,191   0.00%    1.15%  to   3.25%   -7.93% to   -5.93%
December 31, 2012    2,327 $11.93263 to  $14.57520 $   29,834   0.83%    1.15%  to   3.25%    2.41% to    4.64%
December 31, 2011      809 $13.36844 to  $13.94770 $   11,027   0.95%    1.30%  to   2.40%   13.26% to   14.49%
December 31, 2010    1,229 $11.80330 to  $12.18296 $   14,732   0.74%    1.30%  to   2.40%    8.75% to    9.93%

                                              AST GLOBAL REAL ESTATE PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2014    5,837 $10.85387 to  $21.79318 $   88,156   0.00%    0.55%  to   3.25%    7.71% to   13.30%
December 31, 2013    6,107 $10.08073 to  $19.50272 $   82,371   0.00%    0.55%  to   3.25%    0.96% to    3.77%
December 31, 2012    5,471 $10.83725 to  $19.05468 $   72,228   1.37%    0.55%  to   3.25%   22.68% to   26.11%
December 31, 2011    2,702 $ 8.75182 to  $15.32029 $   28,411   2.36%    0.55%  to   3.25%  -12.17% to   -5.56%
December 31, 2010    2,120 $ 9.43708 to  $16.44739 $   23,406   1.16%    0.55%  to   3.25%   14.58% to   19.07%

                                      AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2014   22,066 $ 8.36743 to  $14.76931 $  215,174   0.00%    0.55%  to   3.25%   -7.78% to   -5.21%
December 31, 2013   22,890 $ 8.85375 to  $15.79714 $  237,960   0.00%    0.55%  to   3.25%   -3.03% to   -0.33%
December 31, 2012   20,909 $ 8.90982 to  $16.06935 $  220,458   1.08%    0.55%  to   3.25%   14.09% to   17.28%
December 31, 2011   13,670 $ 7.61998 to  $13.89229 $  123,993   0.93%    0.55%  to   3.25%  -23.87% to  -20.71%
December 31, 2010   12,640 $10.78803 to  $17.76396 $  144,882   0.30%    0.55%  to   3.25%   16.24% to   21.12%

                                        AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2014   17,426 $10.75944 to  $25.63821 $  322,407   0.00%    0.55%  to   3.25%    3.71% to    7.79%
December 31, 2013   17,117 $12.69230 to  $24.38308 $  301,627   0.00%    0.55%  to   3.25%   29.72% to   38.05%
December 31, 2012   14,958 $10.52515 to  $17.90792 $  192,756   0.48%    0.55%  to   3.25%   11.92% to   15.05%
December 31, 2011    8,707 $ 9.17568 to  $15.78149 $   99,213   0.50%    0.55%  to   3.25%   -7.35% to    0.75%
December 31, 2010    6,209 $11.36904 to  $15.88201 $   72,334   0.34%    0.55%  to   3.25%   14.10% to   25.57%

                                          AST SCHRODERS GLOBAL TACTICAL PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2014  242,326 $11.66637 to  $18.13826 $3,390,732   0.00%    0.55%  to   3.25%    2.42% to    5.28%
December 31, 2013  229,670 $11.25123 to  $17.46806 $3,115,315   0.00%    0.55%  to   3.25%   13.73% to   17.41%
December 31, 2012  178,381 $ 9.83583 to  $15.08440 $2,100,412   0.45%    0.55%  to   3.25%   12.13% to   15.27%
December 31, 2011  100,743 $ 8.71154 to  $13.26883 $1,031,946   0.29%    0.55%  to   3.25%   -8.49% to   -2.93%
December 31, 2010   78,031 $ 9.16080 to  $13.85815 $  815,840   0.26%    0.55%  to   3.25%    8.82% to   13.27%

                                      A76

                                 AT YEAR ENDED                               FOR YEAR ENDED
                   -----------------------------------------  -----------------------------------------------
                                                              INVESTMENT
                   UNITS         UNIT VALUE        NET ASSETS   INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)    LOWEST -- HIGHEST       (000S)     RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------- ----------------------  ---------- ---------- -----------------  ------------------
                                               AST RCM WORLD TRENDS PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2014  273,990 $11.02964 to  $15.54433 $3,451,525   0.00%    0.55%  to   3.25%    1.72% to    4.56%
December 31, 2013  262,920 $10.76855 to  $15.07275 $3,225,999   0.00%    0.55%  to   3.25%    8.79% to   11.82%
December 31, 2012  221,186 $ 9.83094 to  $13.66670 $2,470,812   0.52%    0.55%  to   3.25%    6.69% to    9.68%
December 31, 2011  126,313 $ 9.15103 to  $12.63456 $1,292,495   0.40%    0.55%  to   3.25%   -6.86% to   -2.36%
December 31, 2010   87,541 $ 9.56692 to  $13.11882 $  917,592   0.43%    0.55%  to   3.25%    6.86% to   10.86%

                                         AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2014  162,235 $11.72319 to  $17.69896 $2,240,419   0.00%    0.55%  to   3.25%    2.91% to    5.78%
December 31, 2013  155,830 $11.18390 to  $16.96442 $2,077,440   0.00%    0.55%  to   3.25%   12.50% to   15.64%
December 31, 2012  129,515 $10.40314 to  $14.87346 $1,521,500   0.44%    0.55%  to   3.25%    9.89% to   12.96%
December 31, 2011   74,331 $ 9.31537 to  $13.35045 $  778,470   0.34%    0.55%  to   3.25%   -6.67% to   -1.12%
December 31, 2010   53,201 $ 9.70638 to  $13.68833 $  564,005   0.23%    0.55%  to   3.25%    7.84% to   12.75%

                                          AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2014  168,112 $10.79436 to  $15.06034 $2,047,500   0.00%    0.55%  to   3.25%    0.66% to    3.47%
December 31, 2013  160,349 $10.52772 to  $14.75766 $1,929,095   0.00%    0.55%  to   3.25%    6.25% to    9.22%
December 31, 2012  142,917 $10.28303 to  $13.69989 $1,608,379   0.57%    0.55%  to   3.25%    6.54% to    9.52%
December 31, 2011   93,246 $ 9.41906 to  $12.68275 $  967,246   0.48%    0.55%  to   3.25%   -5.72% to   -1.05%
December 31, 2010   65,121 $ 9.88878 to  $12.99556 $  686,924   0.37%    0.55%  to   3.25%    6.02% to   10.55%

                                        AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2014  179,691 $11.86300 to  $17.22400 $2,479,574   0.00%    0.55%  to   3.25%    2.28% to    5.14%
December 31, 2013  157,737 $11.38633 to  $16.60998 $2,122,569   0.00%    0.55%  to   3.25%   15.35% to   18.57%
December 31, 2012  113,955 $10.22856 to  $14.20334 $1,323,739   0.49%    0.55%  to   3.25%    9.94% to   13.01%
December 31, 2011   58,251 $ 9.24016 to  $12.74316 $  603,154   0.22%    0.55%  to   3.25%   -5.64% to   -3.01%
December 31, 2010   36,638 $ 9.72512 to  $13.32052 $  391,883   0.27%    0.55%  to   3.25%    7.69% to   12.26%

                                                PROFUND VP CONSUMER SERVICES
                   -----------------------------------------------------------------------------------------
December 31, 2014       19 $19.68593 to  $22.45403 $      393   0.00%    0.55%  to   2.30%    9.93% to   11.84%
December 31, 2013       27 $17.90731 to  $20.07642 $      518   0.21%    0.55%  to   2.30%   36.73% to   39.10%
December 31, 2012       13 $13.27826 to  $14.43316 $      177   0.00%    0.55%  to   2.00%   19.70% to   21.43%
December 31, 2011       10 $11.09282 to  $11.88626 $      123   0.00%    0.55%  to   2.00%    3.43% to    4.92%
December 31, 2010        7 $10.64073 to  $11.32891 $       80   0.00%    0.55%  to   2.30%   12.97% to   19.60%

                                            PROFUND VP CONSUMER GOODS PORTFOLIO
                   -----------------------------------------------------------------------------------------
December 31, 2014       21 $15.96364 to  $18.27284 $      366   0.52%    0.55%  to   2.30%    7.75% to    9.62%
December 31, 2013       25 $14.81554 to  $16.66911 $      404   0.65%    0.55%  to   2.30%   25.57% to   27.75%
December 31, 2012       34 $11.79908 to  $13.04871 $      424   0.80%    0.55%  to   2.30%    8.36% to   10.25%
December 31, 2011       32 $10.88855 to  $11.83570 $      358   0.90%    0.55%  to   2.30%    4.55% to    6.36%
December 31, 2010       12 $10.41504 to  $11.12815 $      125   0.00%    0.55%  to   2.30%   10.84% to   15.85%

                                                   PROFUND VP FINANCIALS
                   -----------------------------------------------------------------------------------------
December 31, 2014       86 $ 9.36637 to  $16.13532 $      917   0.20%    0.55%  to   2.30%   10.38% to   12.30%
December 31, 2013       95 $ 8.48563 to  $14.36857 $      863   0.43%    0.55%  to   2.30%   29.11% to   31.35%
December 31, 2012      115 $ 6.57243 to  $10.93910 $      895   0.12%    0.55%  to   2.30%   21.92% to   24.04%
December 31, 2011       78 $ 5.39074 to  $ 8.81882 $      429   0.00%    0.55%  to   2.30%  -15.77% to  -14.31%
December 31, 2010      152 $ 6.39982 to  $10.29102 $      987   0.32%    0.55%  to   2.30%    3.05% to    9.29%

                                                   PROFUND VP HEALTH CARE
                   -----------------------------------------------------------------------------------------
December 31, 2014      104 $19.90350 to  $21.73588 $    2,194   0.08%    0.55%  to   2.30%   20.92% to   23.02%
December 31, 2013      104 $16.46022 to  $17.66879 $    1,795   0.29%    0.55%  to   2.30%   36.62% to   38.99%
December 31, 2012       98 $12.04846 to  $12.71236 $    1,228   0.38%    0.55%  to   2.30%   14.76% to   16.76%
December 31, 2011       64 $10.49885 to  $10.88771 $      693   0.29%    0.55%  to   2.30%    7.64% to    9.51%
December 31, 2010       87 $ 9.75359 to  $10.01278 $      864   0.23%    0.55%  to   2.30%   -1.37% to    1.52%

                                                   PROFUND VP INDUSTRIALS
                   -----------------------------------------------------------------------------------------
December 31, 2014       25 $13.45439 to  $18.67500 $      376   0.28%    0.55%  to   2.35%    3.15% to    5.00%
December 31, 2013       29 $13.04318 to  $17.78615 $      422   0.53%    0.55%  to   2.35%   35.02% to   37.43%
December 31, 2012       25 $ 9.66036 to  $12.94217 $      269   0.28%    0.55%  to   2.35%   13.13% to   15.16%
December 31, 2011       19 $ 8.53881 to  $11.23828 $      171   0.35%    0.55%  to   2.35%   -4.04% to   -2.32%
December 31, 2010       24 $ 8.89801 to  $11.41249 $      214   0.20%    1.50%  to   2.35%   14.03% to   21.92%

                                      A77

                              AT YEAR ENDED                            FOR YEAR ENDED
                   ------------------------------------  ---------------------------------------------
                                                   NET   INVESTMENT
                   UNITS        UNIT VALUE        ASSETS   INCOME   EXPENSE RATIO**    TOTAL RETURN***
                   (000S)   LOWEST -- HIGHEST     (000S)   RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------ ----------------------  ------ ---------- -----------------  ----------------
                                              PROFUND VP MID-CAP GROWTH
                   ----------------------------------------------------------------------------------
December 31, 2014    34   $14.81688 to  $17.88891 $  542   0.00%    0.55%  to   2.30%   3.51% to   5.31%
December 31, 2013    42   $14.31437 to  $16.98714 $  628   0.00%    0.55%  to   2.30%  27.59% to  29.81%
December 31, 2012    32   $11.21885 to  $13.08646 $  373   0.00%    0.55%  to   2.30%  12.78% to  14.75%
December 31, 2011    32   $ 9.94731 to  $11.40463 $  326   0.00%    0.55%  to   2.30%  -5.07% to  -3.43%
December 31, 2010    52   $10.47890 to  $11.80941 $  579   0.00%    0.55%  to   2.30%  18.01% to  26.77%

                                              PROFUND VP MID-CAP VALUE
                   ----------------------------------------------------------------------------------
December 31, 2014    32   $14.43790 to  $17.82890 $  505   0.19%    0.55%  to   2.30%   7.71% to   9.58%
December 31, 2013    51   $13.40458 to  $16.27030 $  759   0.34%    0.55%  to   2.30%  29.19% to  31.43%
December 31, 2012    56   $10.37597 to  $12.37923 $  645   0.16%    0.55%  to   2.30%  13.94% to  15.92%
December 31, 2011    66   $ 9.10660 to  $10.67879 $  665   0.15%    0.55%  to   2.30%  -6.08% to  -4.45%
December 31, 2010    46   $ 9.69632 to  $11.17632 $  456   0.26%    0.55%  to   2.30%  11.96% to  18.91%

                                               PROFUND VP REAL ESTATE
                   ----------------------------------------------------------------------------------
December 31, 2014    51   $11.74265 to  $17.49199 $  693   1.62%    0.55%  to   2.30%  22.21% to  24.33%
December 31, 2013    44   $ 9.60879 to  $14.06912 $  446   1.29%    0.55%  to   2.30%  -2.16% to  -0.46%
December 31, 2012    48   $ 9.82085 to  $14.13382 $  496   2.52%    0.55%  to   2.30%  14.53% to  16.53%
December 31, 2011    43   $ 8.57465 to  $12.12925 $  386   0.00%    0.55%  to   2.30%   2.40% to   4.17%
December 31, 2010    83   $ 8.37375 to  $11.60561 $  707   3.90%    0.95%  to   2.30%  15.86% to  22.85%

                                             PROFUND VP SMALL-CAP GROWTH
                   ----------------------------------------------------------------------------------
December 31, 2014    43   $15.34027 to  $22.30194 $  757   0.00%    0.55%  to   2.90%  -0.71% to   1.61%
December 31, 2013    68   $15.35942 to  $22.46084 $1,183   0.00%    0.55%  to   2.90%  36.47% to  39.65%
December 31, 2012    34   $11.18920 to  $16.45836 $  411   0.00%    0.55%  to   2.90%   9.31% to  11.86%
December 31, 2011    37   $10.17680 to  $15.05725 $  403   0.00%    0.55%  to   2.90%  -1.57% to   0.72%
December 31, 2010    51   $10.27873 to  $15.29722 $  550   0.00%    0.55%  to   2.90%  17.66% to  24.11%

                                             PROFUND VP SMALL-CAP VALUE
                   ----------------------------------------------------------------------------------
December 31, 2014    16   $15.17487 to  $17.67642 $  262   0.00%    0.55%  to   2.00%   3.74% to   5.23%
December 31, 2013    28   $14.62787 to  $16.79752 $  448   0.21%    0.55%  to   2.00%  34.98% to  36.92%
December 31, 2012    27   $10.68964 to  $12.26837 $  314   0.00%    0.55%  to   2.30%  13.54% to  15.52%
December 31, 2011    39   $ 9.41484 to  $10.62040 $  404   0.00%    0.55%  to   2.30%  -6.26% to  -4.63%
December 31, 2010    25   $10.04307 to  $11.09991 $  259   0.07%    0.95%  to   2.30%  11.22% to  20.54%

                                            PROFUND VP TELECOMMUNICATIONS
                   ----------------------------------------------------------------------------------
December 31, 2014     9   $10.45451 to  $16.04832 $   97   4.10%    0.55%  to   2.35%  -1.74% to   0.01%
December 31, 2013    14   $10.64000 to  $16.04617 $  161   2.27%    0.55%  to   2.35%   9.50% to  11.45%
December 31, 2012    18   $ 9.71718 to  $14.39725 $  213   3.22%    0.55%  to   2.35%  13.84% to  15.88%
December 31, 2011    15   $ 8.53611 to  $12.42479 $  133   3.63%    0.55%  to   2.35%  -0.47% to   1.31%
December 31, 2010    25   $ 8.57621 to  $12.26438 $  246   2.48%    0.55%  to   2.35%  13.03% to  22.07%

                                                PROFUND VP UTILITIES
                   ----------------------------------------------------------------------------------
December 31, 2014    55   $12.34589 to  $17.83892 $  821   1.72%    0.55%  to   2.30%  23.05% to  25.19%
December 31, 2013    49   $10.03284 to  $14.24930 $  560   2.54%    0.55%  to   2.30%  10.77% to  12.69%
December 31, 2012    63   $ 9.05776 to  $12.64461 $  651   2.12%    0.55%  to   2.30%  -2.12% to  -0.41%
December 31, 2011    55   $ 9.25352 to  $12.69674 $  589   1.69%    0.55%  to   2.30%  14.87% to  16.86%
December 31, 2010    36   $ 8.05537 to  $10.86454 $  295   2.48%    0.55%  to   2.30%   3.57% to   8.26%

                                             PROFUND VP LARGE-CAP GROWTH
                   ----------------------------------------------------------------------------------
December 31, 2014   115   $14.69828 to  $18.51933 $1,832   0.11%    0.55%  to   2.30%  10.39% to  12.31%
December 31, 2013    84   $13.31507 to  $16.49009 $1,188   0.33%    0.55%  to   2.30%  27.73% to  29.95%
December 31, 2012    70   $10.42444 to  $12.68990 $  767   0.08%    0.55%  to   2.30%  10.18% to  12.10%
December 31, 2011    69   $ 9.46136 to  $11.32042 $  691   0.00%    0.55%  to   2.30%   0.82% to   2.56%
December 31, 2010    71   $ 9.38481 to  $11.03756 $  677   0.06%    0.55%  to   2.30%  10.49% to  11.73%

                                             PROFUND VP LARGE-CAP VALUE
                   ----------------------------------------------------------------------------------
December 31, 2014   119   $11.78374 to  $17.21581 $1,542   0.66%    0.55%  to   2.60%   7.67% to   9.87%
December 31, 2013   105   $11.12739 to  $15.66968 $1,312   0.94%    0.55%  to   2.30%  26.97% to  29.18%
December 31, 2012    92   $ 8.76356 to  $12.13040 $  878   0.86%    0.55%  to   2.30%  12.82% to  14.79%
December 31, 2011    97   $ 7.76766 to  $10.56792 $  851   0.69%    0.55%  to   2.30%  -3.49% to  -1.82%
December 31, 2010    89   $ 8.04896 to  $10.76394 $  733   0.89%    0.55%  to   2.30%   7.47% to  11.78%

                                      A78

                               AT YEAR ENDED                              FOR YEAR ENDED
                   --------------------------------------  -----------------------------------------------
                                                    NET    INVESTMENT
                   UNITS        UNIT VALUE         ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)   LOWEST -- HIGHEST      (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------ ----------------------  -------- ---------- -----------------  ------------------
                                      AST BOSTON PARTNERS LARGE-CAP VALUE PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2014   6,072 $13.25293 to  $17.27505 $ 93,046   0.00%    0.55%  to   3.25%    6.68% to    9.66%
December 31, 2013   5,993 $12.19594 to  $15.81555 $ 84,817   0.00%    0.55%  to   3.25%   24.20% to   30.71%
December 31, 2012   5,590 $ 9.54913 to  $12.14782 $ 61,346   0.45%    0.55%  to   3.25%    9.55% to   12.61%
December 31, 2011   3,425 $ 8.50545 to  $10.83000 $ 33,837   0.33%    0.55%  to   3.25%  -14.75% to   -6.39%
December 31, 2010   2,319 $10.44965 to  $11.61473 $ 24,809   0.02%    0.55%  to   3.25%    4.81% to   12.65%

                                         AST JENNISON LARGE-CAP GROWTH PORTFOLIO
                   --------------------------------------------------------------------------------------
December 31, 2014   7,911 $11.27625 to  $18.95352 $136,715   0.00%    0.55%  to   3.25%    5.95% to   13.75%
December 31, 2013   7,114 $13.00723 to  $17.47295 $114,261   0.00%    0.55%  to   3.25%   32.06% to   35.74%
December 31, 2012   6,499 $10.54999 to  $12.92284 $ 78,351   0.00%    0.55%  to   3.25%   11.44% to   14.55%
December 31, 2011   3,024 $ 9.23751 to  $11.32571 $ 32,384   0.00%    0.55%  to   3.25%   -7.55% to    0.11%
December 31, 2010   1,478 $10.66273 to  $11.35800 $ 16,039   0.00%    0.95%  to   3.25%    6.95% to   10.27%

                                                 AST BOND PORTFOLIO 2020
                   --------------------------------------------------------------------------------------
December 31, 2014   2,159 $11.26177 to  $12.83200 $ 26,327   0.00%    1.15%  to   3.25%    2.71% to    4.94%
December 31, 2013   2,613 $10.48701 to  $12.22814 $ 30,751   0.00%    1.15%  to   3.25%   -9.55% to   -7.59%
December 31, 2012      48 $11.48725 to  $12.95314 $    589   2.69%    1.30%  to   3.25%    2.86% to    4.95%
December 31, 2011     314 $11.06416 to  $12.41953 $  3,603   1.15%    1.30%  to   2.95%   15.28% to   17.15%
December 31, 2010   1,771 $ 9.54633 to  $10.66744 $ 17,133   0.00%    1.30%  to   3.25%    5.41% to   10.41%

                                   AST BOND PORTFOLIO 2017 (AVAILABLE JANUARY 4, 2010)
                   --------------------------------------------------------------------------------------
December 31, 2014   6,505 $10.67630 to  $11.41153 $ 73,050   0.00%    1.90%  to   3.25%   -1.87% to   -0.50%
December 31, 2013   8,655 $10.87944 to  $11.80555 $ 98,018   0.00%    1.15%  to   3.25%   -5.24% to   -3.18%
December 31, 2012  13,596 $11.48120 to  $12.19387 $160,818   0.52%    1.15%  to   3.25%    1.70% to    3.91%
December 31, 2011  15,087 $11.28966 to  $11.73508 $173,608   0.08%    1.15%  to   3.25%    7.80% to   10.13%
December 31, 2010     450 $10.47326 to  $10.59081 $  4,746   0.00%    1.90%  to   3.25%    4.76% to    5.92%

                                   AST BOND PORTFOLIO 2021 (AVAILABLE JANUARY 4, 2010)
                   --------------------------------------------------------------------------------------
December 31, 2014   8,022 $12.00532 to  $13.35471 $100,683   0.00%    1.15%  to   3.25%    4.18% to    6.44%
December 31, 2013   6,858 $11.52353 to  $12.71942 $ 81,707   0.00%    1.15%  to   3.25%  -10.02% to   -8.07%
December 31, 2012  14,512 $12.80734 to  $13.85470 $191,262   0.78%    1.15%  to   3.25%    3.32% to    5.57%
December 31, 2011  18,356 $12.39610 to  $13.14210 $232,734   0.06%    1.15%  to   3.25%   16.40% to   18.92%
December 31, 2010   2,261 $10.64953 to  $11.06626 $ 24,883   0.00%    1.30%  to   3.25%    6.42% to   10.66%

                   WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY FUND - CLASS 1 (AVAILABLE JULY 16, 2010)
                   --------------------------------------------------------------------------------------
December 31, 2014      30 $14.92875 to  $15.67932 $    454   2.99%    1.40%  to   1.85%   -7.02% to   -6.61%
December 31, 2013      37 $16.05615 to  $16.78881 $    597   2.36%    1.40%  to   1.85%   17.76% to   18.28%
December 31, 2012      44 $13.63464 to  $14.19378 $    603   1.60%    1.40%  to   1.85%   11.61% to   12.11%
December 31, 2011      52 $12.21604 to  $12.66075 $    649   0.64%    1.40%  to   1.85%  -14.37% to  -13.99%
December 31, 2010      68 $14.26638 to  $14.72045 $    984   0.00%    1.40%  to   1.85%   20.82% to   21.07%

                     WELLS FARGO ADVANTAGE VT OMEGA GROWTH FUND - CLASS 1 (AVAILABLE JULY 16, 2010)
                   --------------------------------------------------------------------------------------
December 31, 2014     334 $ 2.20106 to  $ 3.17517 $ $1,027   0.00%    1.40%  to   1.85%    2.19% to    2.65%
December 31, 2013     473 $ 2.14418 to  $ 3.09314 $  1,417   0.39%    1.40%  to   1.85%   37.67% to   38.29%
December 31, 2012     502 $ 1.55055 to  $ 2.23677 $  1,091   0.00%    1.40%  to   1.85%   18.56% to   19.09%
December 31, 2011     683 $ 1.30203 to  $ 1.87829 $  1,249   0.00%    1.40%  to   1.85%   -7.08% to   -6.66%
December 31, 2010     961 $ 1.39498 to  $ 2.01236 $  1,889   0.00%    1.40%  to   1.85%   26.02% to   26.28%

                   WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND - CLASS 1 (AVAILABLE JULY 16, 2010)
                   --------------------------------------------------------------------------------------
December 31, 2014      25 $17.41188 to  $17.75964 $    445   0.00%    1.40%  to   1.85%   -3.46% to   -3.03%
December 31, 2013      33 $18.03604 to  $18.31500 $    602   0.00%    1.40%  to   1.85%   47.82% to   48.48%
December 31, 2012      41 $12.20120 to  $12.33511 $    501   0.00%    1.40%  to   1.85%    6.14% to    6.62%
December 31, 2011      47 $11.49507 to  $11.56958 $    545   0.00%    1.40%  to   1.85%   -6.08% to   -5.66%
December 31, 2010      66 $12.23884 to  $12.26392 $    804   0.00%    1.40%  to   1.85%   27.58% to   27.84%

                    WELLS FARGO ADVANTAGE VT SMALL CAP VALUE FUND - CLASS 1 (AVAILABLE JULY 16, 2010)
                   --------------------------------------------------------------------------------------
December 31, 2014      71 $14.01834 to  $14.29794 $    997   0.62%    1.40%  to   1.85%    2.73% to    3.19%
December 31, 2013      86 $13.64565 to  $13.85629 $  1,185   0.98%    1.40%  to   1.85%   12.94% to   13.44%
December 31, 2012     107 $12.08206 to  $12.21442 $  1,299   1.09%    1.40%  to   1.85%   12.25% to   12.75%
December 31, 2011     131 $10.76329 to  $10.83306 $  1,409   0.86%    1.40%  to   1.85%   -8.74% to   -8.34%
December 31, 2010     183 $11.79431 to  $11.81846 $  2,156   0.00%    1.40%  to   1.85%   21.79% to   22.03%

                                      A79

                                 AT YEAR ENDED                               FOR YEAR ENDED
                   -----------------------------------------  -----------------------------------------------
                                                              INVESTMENT
                   UNITS         UNIT VALUE        NET ASSETS   INCOME   EXPENSE RATIO**     TOTAL RETURN***
                   (000S)    LOWEST -- HIGHEST       (000S)     RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------- ----------------------  ---------- ---------- -----------------  ------------------
                                    AST BOND PORTFOLIO 2022 (AVAILABLE JANUARY 3, 2011)
                   -----------------------------------------------------------------------------------------
December 31, 2014    4,101 $11.30860 to  $12.32246 $   48,234   0.00%    1.15%  to   3.25%    6.78% to    9.10%
December 31, 2013    5,950 $10.59034 to  $11.29472 $   64,899   0.00%    1.15%  to   3.25%  -12.68% to  -10.78%
December 31, 2012   10,633 $12.12814 to  $12.65985 $  131,877   0.03%    1.15%  to   3.25%    2.40% to    4.63%
December 31, 2011    7,051 $11.84372 to  $12.09978 $   84,496   0.00%    1.15%  to   3.25%   18.44% to   21.00%

                               AST QUANTITATIVE MODELING PORTFOLIO (AVAILABLE APRIL 29, 2011)
                   -----------------------------------------------------------------------------------------
December 31, 2014   43,953 $10.54716 to  $13.00950 $  545,769   0.00%    0.55%  to   2.65%    3.75% to    5.92%
December 31, 2013   30,084 $11.59795 to  $12.28290 $  358,117   0.00%    0.55%  to   2.25%   17.54% to   21.72%
December 31, 2012   19,469 $ 9.82808 to  $10.09074 $  192,842   0.04%    0.55%  to   2.15%   10.77% to   12.54%
December 31, 2011    9,116 $ 8.87815 to  $ 8.96673 $   81,124   0.00%    0.55%  to   2.05%  -11.20% to  -10.33%

                            AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (AVAILABLE APRIL 29, 2011)
                   -----------------------------------------------------------------------------------------
December 31, 2014  163,477 $10.68270 to  $11.81961 $1,852,566   0.00%    0.55%  to   3.25%    1.49% to    4.32%
December 31, 2013  159,964 $10.52625 to  $11.33041 $1,757,753   0.00%    0.55%  to   3.25%    7.25% to   10.24%
December 31, 2012  137,665 $ 9.81460 to  $10.27765 $1,388,059   0.47%    0.55%  to   3.25%    8.25% to   11.28%
December 31, 2011   89,096 $ 9.06646 to  $ 9.23573 $  816,029   0.00%    0.55%  to   3.25%   -9.31% to   -7.64%

                      WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 1 (AVAILABLE AUGUST 26, 2011)
                   -----------------------------------------------------------------------------------------
December 31, 2014       93 $17.00412 to  $17.25814 $    1,586   0.29%    1.40%  to   1.85%    8.69% to    9.17%
December 31, 2013      107 $15.64456 to  $15.80815 $    1,674   0.45%    1.40%  to   1.85%   28.61% to   29.18%
December 31, 2012      123 $12.16401 to  $12.23691 $    1,502   0.58%    1.40%  to   1.85%   13.69% to   14.20%
December 31, 2011      125 $10.69886 to  $10.71531 $    1,341   0.00%    1.40%  to   1.85%    4.66% to    4.81%

                              AST PRUDENTIAL CORE BOND PORTFOLIO (AVAILABLE OCTOBER 31, 2011)
                   -----------------------------------------------------------------------------------------
December 31, 2014   18,102 $10.09214 to  $11.01361 $  194,171   0.00%    0.55%  to   3.25%    2.62% to    5.48%
December 31, 2013   14,767 $ 9.68326 to  $10.44169 $  151,663   0.00%    0.55%  to   2.85%   -5.10% to   -2.85%
December 31, 2012   12,451 $10.46916 to  $10.74805 $  132,486   0.17%    0.55%  to   2.75%    4.16% to    6.52%
December 31, 2011    1,096 $10.05117 to  $10.08473 $   11,039   0.00%    0.85%  to   2.75%    0.33% to    0.65%

                           AST NEUBERGER BERMAN CORE BOND PORTFOLIO (AVAILABLE OCTOBER 31, 2011)
                   -----------------------------------------------------------------------------------------
December 31, 2014    5,454 $ 9.74430 to  $10.63422 $   55,955   0.00%    0.55%  to   3.25%    1.73% to    4.57%
December 31, 2013    3,859 $ 9.57823 to  $10.16927 $   38,272   0.00%    0.55%  to   3.25%   -5.99% to   -3.37%
December 31, 2012    3,617 $10.25066 to  $10.52360 $   37,538   0.23%    0.55%  to   2.75%    1.98% to    4.30%
December 31, 2011      428 $10.05125 to  $10.08481 $    4,306   0.00%    0.85%  to   2.75%    0.24% to    0.55%

                                    AST BOND PORTFOLIO 2023 (AVAILABLE JANUARY 3, 2012)
                   -----------------------------------------------------------------------------------------
December 31, 2014    9,386 $ 9.69880 to  $10.30246 $   94,025   0.00%    1.30%  to   3.25%    8.96% to   11.17%
December 31, 2013   21,962 $ 8.90118 to  $ 9.29219 $  199,986   0.00%    1.15%  to   3.25%  -13.12% to  -11.23%
December 31, 2012    3,101 $10.24517 to  $10.45376 $   32,173   0.00%    1.30%  to   3.25%    2.45% to    4.54%

                   AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (AVAILABLE APRIL 30, 2012)
                   -----------------------------------------------------------------------------------------
December 31, 2014  237,596 $11.92878 to  $13.75528 $3,173,776   0.00%    0.55%  to   3.25%   -0.18% to    2.61%
December 31, 2013  250,383 $11.73153 to  $13.40539 $3,294,490   0.00%    0.55%  to   3.25%   19.00% to   23.79%
December 31, 2012  226,667 $10.62945 to  $10.82950 $2,436,575   0.00%    0.55%  to   3.25%    6.32% to    8.30%

                          AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (AVAILABLE APRIL 30, 2012)
                   -----------------------------------------------------------------------------------------
December 31, 2014   39,864 $11.71380 to  $12.86226 $  491,762   0.00%    0.55%  to   3.25%    1.72% to    4.56%
December 31, 2013   31,973 $11.30516 to  $12.30125 $  383,555   0.00%    0.55%  to   3.15%   14.35% to   18.26%
December 31, 2012   18,256 $10.21676 to  $10.40185 $  188,504   0.92%    0.55%  to   3.15%    2.19% to    4.02%

                       AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (AVAILABLE AUGUST 20, 2012)
                   -----------------------------------------------------------------------------------------
December 31, 2014      263 $ 9.10774 to  $ 9.70400 $    2,477   0.00%    0.55%  to   1.95%   -2.95% to    0.80%
December 31, 2013      150 $ 9.16475 to  $ 9.52764 $    1,404   0.00%    0.55%  to   1.95%   -9.83% to   -8.03%
December 31, 2012       40 $10.38171 to  $10.42862 $      414   0.00%    0.55%  to   1.75%    3.83% to    4.29%

                               AST MFS LARGE-CAP VALUE PORTFOLIO (AVAILABLE AUGUST 20, 2012)
                   -----------------------------------------------------------------------------------------
December 31, 2014    2,236 $10.95451 to  $15.01238 $   32,565   0.00%    0.55%  to   2.70%    7.24% to    9.61%
December 31, 2013    1,183 $12.28936 to  $13.69602 $   15,936   0.00%    0.55%  to   2.70%   25.05% to   33.76%
December 31, 2012      103 $10.15815 to  $10.23902 $    1,049   0.00%    0.55%  to   2.65%    1.60% to    2.39%

                                    AST BOND PORTFOLIO 2024 (AVAILABLE JANUARY 2, 2013)
                   -----------------------------------------------------------------------------------------
December 31, 2014    5,710 $ 9.55706 to  $ 9.97651 $   55,945   0.00%    1.15%  to   3.25%   10.87% to   13.27%
December 31, 2013    7,249 $ 8.62024 to  $ 8.80746 $   63,244   0.00%    1.15%  to   3.25%  -13.80% to  -11.93%

                                      A80

                                 AT YEAR ENDED                              FOR YEAR ENDED
                   -----------------------------------------  ---------------------------------------------
                                                              INVESTMENT
                   UNITS         UNIT VALUE        NET ASSETS   INCOME   EXPENSE RATIO**    TOTAL RETURN***
                   (000S)    LOWEST -- HIGHEST       (000S)     RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------- ----------------------  ---------- ---------- -----------------  ----------------
                         AST AQR EMERGING MARKETS EQUITY PORTFOLIO (AVAILABLE FEBRUARY 25, 2013)
                   ---------------------------------------------------------------------------------------
December 31, 2014      209 $ 9.56412 to  $ 9.85401 $    2,023   0.00%    0.55%  to   1.95%  -5.02% to  -2.14%
December 31, 2013      117 $10.06910 to  $10.19183 $    1,184   0.00%    0.55%  to   1.95%   0.71% to   1.92%

                         AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO (AVAILABLE FEBRUARY 25, 2013)
                   ---------------------------------------------------------------------------------------
December 31, 2014    4,132 $11.05572 to  $13.30316 $   53,805   0.00%    0.55%  to   2.85%   9.84% to  12.98%
December 31, 2013    1,526 $11.56161 to  $11.77434 $   17,800   0.00%    0.55%  to   2.65%  15.64% to  17.75%

                         AST QMA EMERGING MARKETS EQUITY PORTFOLIO (AVAILABLE FEBRUARY 25, 2013)
                   ---------------------------------------------------------------------------------------
December 31, 2014      175 $ 9.15902 to  $ 9.85996 $    1,639   0.00%    0.55%  to   1.95%  -4.37% to  -2.01%
December 31, 2013       48 $ 9.58150 to  $ 9.69426 $      467   0.00%    0.55%  to   1.90%  -4.17% to  -3.05%

                          AST MULTI-SECTOR FIXED INCOME PORTFOLIO (AVAILABLE FEBRUARY 25, 2013)
                   ---------------------------------------------------------------------------------------
December 31, 2014  233,397 $10.37423 to  $10.53178 $2,421,326   0.00%    1.10%  to   1.90%   9.06% to   9.95%
December 31, 2013   73,129 $ 9.51265 to  $ 9.57903 $  695,654   0.00%    1.10%  to   1.90%  -4.86% to  -4.20%

                              AST BLACKROCK ISHARES ETF PORTFOLIO (AVAILABLE APRIL 29, 2013)
                   ---------------------------------------------------------------------------------------
December 31, 2014   17,481 $10.47787 to  $10.89838 $  187,270   0.00%    0.55%  to   3.15%   0.32% to   3.01%
December 31, 2013    8,247 $10.39072 to  $10.58015 $   86,639   0.00%    0.55%  to   3.15%   3.93% to   5.81%

                     AST FRANKLIN TEMPLETON FOUNDING FUNDS PLUS PORTFOLIO (AVAILABLE APRIL 29, 2013)
                   ---------------------------------------------------------------------------------------
December 31, 2014   65,537 $10.61344 to  $11.11626 $  716,686   0.00%    0.55%  to   3.25%  -0.77% to   1.99%
December 31, 2013   32,310 $10.72647 to  $10.89883 $  349,718   0.00%    0.55%  to   2.85%   7.29% to   8.99%

                           AST DEFENSIVE ASSET ALLOCATION PORTFOLIO (AVAILABLE APRIL 29, 2013)
                   ---------------------------------------------------------------------------------------
December 31, 2014   17,739 $ 9.84515 to  $10.20498 $  177,916   0.00%    0.55%  to   3.25%   1.69% to   4.53%
December 31, 2013    8,260 $ 9.58831 to  $ 9.76317 $   80,066   0.00%    0.55%  to   3.15%  -4.09% to  -2.36%

                                  AST AQR LARGE-CAP PORTFOLIO (AVAILABLE APRIL 29, 2013)
                   ---------------------------------------------------------------------------------------
December 31, 2014      199 $11.15982 to  $13.19717 $    2,527   0.00%    0.55%  to   2.00%  10.95% to  12.55%
December 31, 2013       66 $11.61220 to  $11.72588 $      766   0.00%    0.55%  to   2.00%  16.14% to  17.26%

                                  AST QMA LARGE-CAP PORTFOLIO (AVAILABLE APRIL 29, 2013)
                   ---------------------------------------------------------------------------------------
December 31, 2014      197 $11.16782 to  $13.48446 $    2,453   0.00%    0.55%  to   2.05%  11.23% to  14.61%
December 31, 2013       12 $11.64780 to  $11.76574 $      136   0.00%    0.55%  to   2.05%  16.50% to  17.66%

                                   AST BOND PORTFOLIO 2025 (AVAILABLE JANUARY 2, 2014)
                   ---------------------------------------------------------------------------------------
December 31, 2014    2,681 $11.13605 to  $11.37768 $   30,230   0.00%    1.15%  to   3.25%  11.36% to  13.78%

                      AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (AVAILABLE FEBRUARY 10, 2014)
                   ---------------------------------------------------------------------------------------
December 31, 2014   27,151 $10.48352 to  $10.61730 $  285,797   0.00%    0.55%  to   1.95%   4.85% to   6.18%

                     AST GOLDMAN SACHS GLOBAL GROWTH ALLOCATION PORTFOLIO (AVAILABLE APRIL 28, 2014)
                   ---------------------------------------------------------------------------------------
December 31, 2014      366 $10.23141 to  $10.25115 $    3,753   0.00%    0.55%  to   0.83%   2.32% to   2.52%

                      AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (AVAILABLE APRIL 28, 2014)
                   ---------------------------------------------------------------------------------------
December 31, 2014      784 $10.34076 to  $10.36085 $    8,118   0.00%    0.55%  to   0.83%   3.41% to   3.61%

                       AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (AVAILABLE APRIL 28, 2014)
                   ---------------------------------------------------------------------------------------
December 31, 2014      484 $10.52974 to  $10.55012 $    5,103   0.00%    0.55%  to   0.83%   5.30% to   5.51%

                          AST BLACKROCK MULTI-ASSET INCOME PORTFOLIO (AVAILABLE APRIL 28, 2014)
                   ---------------------------------------------------------------------------------------
December 31, 2014      756 $ 9.95303 to  $ 9.97233 $    7,530   0.00%    0.55%  to   0.83%  -0.46% to  -0.27%

                   AST FRANKLIN TEMPLETON K2 GLOBAL ABSOLUTE RETURN PORTFOLIO (AVAILABLE APRIL 28, 2014)
                   ---------------------------------------------------------------------------------------
December 31, 2014      180 $ 9.68459 to  $ 9.69330 $    1,746   0.00%    0.55%  to   0.68%  -3.15% to  -3.06%

                                 AST MANAGED EQUITY PORTFOLIO (AVAILABLE APRIL 28, 2014)
                   ---------------------------------------------------------------------------------------
December 31, 2014      251 $10.28185 to  $10.29105 $    2,586   0.00%    0.55%  to   0.68%   2.82% to   2.92%

                              AST MANAGED FIXED-INCOME PORTFOLIO (AVAILABLE APRIL 28, 2014)
                   ---------------------------------------------------------------------------------------
December 31, 2014      434 $10.01270 to  $10.03217 $    4,356   0.00%    0.55%  to   0.83%   0.13% to   0.33%

                                      A81

                              AT YEAR ENDED                            FOR YEAR ENDED
                   ------------------------------------  ---------------------------------------------
                                                   NET   INVESTMENT
                   UNITS        UNIT VALUE        ASSETS   INCOME   EXPENSE RATIO**    TOTAL RETURN***
                   (000S)   LOWEST -- HIGHEST     (000S)   RATIO*   LOWEST -- HIGHEST  LOWEST -- HIGHEST
                   ------ ----------------------  ------ ---------- -----------------  ----------------
                        AST FQ ABSOLUTE RETURN CURRENCY PORTFOLIO (AVAILABLE APRIL 28, 2014)
                   ----------------------------------------------------------------------------------
December 31, 2014    33   $ 9.70452 to  $ 9.71324 $  318   0.00%    0.55%  to   0.68%  -2.95% to  -2.86%

                       AST JENNISON GLOBAL INFRASTRUCTURE PORTFOLIO (AVAILABLE APRIL 28, 2014)
                   ----------------------------------------------------------------------------------
December 31, 2014    90   $10.40129 to  $10.41061 $  934   0.00%    0.55%  to   0.68%   4.02% to   4.11%

                       AST GOLDMAN SACHS STRATEGIC INCOME PORTFOLIO (AVAILABLE APRIL 28, 2014)
                   ----------------------------------------------------------------------------------
December 31, 2014   128   $ 9.72436 to  $ 9.73320 $1,248   0.00%    0.55%  to   0.68%  -2.75% to  -2.66%

                       AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (AVAILABLE APRIL 28, 2014)
                   ----------------------------------------------------------------------------------
December 31, 2014   448   $ 9.93851 to  $ 9.95398 $4,452   0.00%    0.55%  to   1.95%  -0.60% to  -0.46%

        --------
        * These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Portfolio, net of management fees assessed by the fund manager, divided by the average net assets. These ratios are annualized and exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Portfolio in which the subaccount invests.

        ** These amounts represent the annualized Contract expenses of the Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Portfolio are excluded.

        ***These amounts represent the total return for the periods indicated, including changes in the value of the underlying Portfolio, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Product designs within a subaccount with no activity during the period were excluded from the range of total return for that period. Product designs within a subaccount which were offered after a fiscal year began are included in the range of total return for that period, and their respective total returns may not correspond to the total returns of a product offering with a comparable expense ratio that was presented for the full period. Contract owners may experience different total returns based on their investment options. Investment options with a date notation indicate the effective date of that investment option in the Account. Total returns for periods less than one year are not annualized. The total return is calculated for each of the five years in the period ended
           December 31, 2014 or from the effective date of the subaccount through the end of the reporting period.

      /(1)/Amount is less than 0.01%.

        CHARGES AND EXPENSES

        The following represents the various charges and expenses of the Account which are paid to Pruco Life.

        A.  MORTALITY RISK AND EXPENSE RISK CHARGES

        The mortality risk and expense risk charges are applied daily against the net assets of the separate account attributable to each of the Contracts. Mortality risk is the risk that annuitants may live longer than estimated and expense risk is the risk that the cost of

                                      A82
        issuing and administering the Contracts may exceed related charges by Pruco Life. The daily mortality risk and expense risk charges are assessed through the reduction in unit values. A summary of Mortality Risk and Expense Risk charges is presented below:

        Premier Investment Variable Annuity Series B - 0.55%
        Premier Investment Variable Annuity Series C - 0.68%
        Premier Investment Variable Annuity Series B with RPO Death Benefit - 0.70%
        Premier Investment Variable Annuity Series C with RPO Death Benefit - 0.83%

        B.  ADMINISTRATION CHARGE

        The administration charge is applied daily against the net assets held in each subaccount. Administration charges include costs associated with issuing the Contracts, establishing and maintaining records, and providing reports to contract owners. This charge is assessed through the reduction in unit values.

ASSET-BASED
CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
------------ ----------------------------------------------------------------------------------
   0.55%     Premier Retirement Advisor - No Optional Benefits
   0.55%     Premier Investment Variable Annuity B Series - No Optional Benefits
   0.68%     Premier Investment Variable Annuity C Series - No Optional Benefits
   0.70%     Premier Investment Variable Annuity B Series with Return of Premium Death Benefit
   0.83%     Premier Investment Variable Annuity C Series with Return of Premium Death Benefit
   0.85%     Premier Retirement Variable Annuity - No Optional Benefits
   0.95%     Premier Bb Series - No Optional Benefits
             Premier Retirement Advisor - With HAV
   1.10%     Prudential Defined Income - No Optional Benefits
   1.15%     Premier B Series - No Optional Benefits
             Premier Retirement Advisor - With HD GRO II OR GRO Plus II
   1.30%     Premier Bb Series - with HD GRO
             Premier Retirement B - No Optional Benefits
   1.35%     Discovery Choice Basic - No Optional Benefits
             Premier Retirement Advisor - With Combo 5% and HAV
   1.40%     No Optional Benefits
               Discovery Select Variable Annuity
               Discovery Preferred Variable Annuity
               Strategic Partners Annuity One
               Strategic Partners Annuity One Enhanced - Non Bonus Version
               Strategic Partners Annuity One Enhanced III - Non Bonus Version
               Strategic Partners Plus
               Strategic Partners Plus Enhanced - Non Bonus Version
               Strategic Partners Plus Enhanced III - Non Bonus Version
               Strategic Partners Advisor
   1.45%     Premier Bb Series 5% Roll Up and HAV or HDV
             Premier Retirement B Share - No Optional Benefits
             Premier Retirement C - No Optional Benefits, after 9th anniversary ("Cliff" year)
             Premier Retirement L - No Optional Benefits, after 9th anniversary ("Cliff" year)
   1.50%     No Optional Benefits
               Strategic Partners Annuity One Enhanced - Bonus Version
               Strategic Partners Annuity One Enhanced III - Bonus Version
               Strategic Partners Plus Enhanced - Bonus Version
               Strategic Partners Plus Enhanced III - Bonus Version
               Premier L Series
               Premier B Series with HD GRO
   1.52%     Strategic Partners Select GMDB with Step Up and Roll Up
   1.55%     Premier X Series - No Optional Benefits
               Premier Bb Series with LT5 or HD5
               Premier Bb Series - with HD GRO
               Premier Retirement Advisor - With HAV and HD GRO II OR HAV and GRO Plus II

                                      A83

ASSET-BASED
CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
------------ --------------------------------------------------------------------------------------------
   1.60%     Strategic Partners FlexElite - No Optional Benefits
             GMDB Annual Step Up or 5% Roll Up
               Strategic Partners Annuity One
               Strategic Partners Annuity One Enhanced - Non Bonus Version
               Strategic Partners Plus
               Strategic Partners Plus Enhanced - Non Bonus Version
   1.65%     No Optional Benefit
               Discovery Choice Enhanced
               Strategic Partners Enhanced FlexElite
             GMDB Annual Step Up or 5% Roll Up
               Strategic Partners Annuity One Enhanced III - Non Bonus Version
               Strategic Partners Plus Enhanced III - Non Bonus Version
               Strategic Partners Advisor with GMDB with Step Up and Roll Up
               Premier B Series with HDV
               Premier B Series with Roll-up & HAV
   1.70%     GMDB Annual Step Up or 5% Roll Up
               Strategic Partners Annuity One Enhanced - Bonus Version
               Strategic Partners Plus Enhanced - Bonus Version
             GMDB with-Greater of Roll Up and Step Up
               Strategic Partners Annuity One
               Strategic Partners Annuity One Enhanced - Non Bonus Version
               Strategic Partners Plus Enhanced - Non Bonus Version
             GMDB with Step Up and Roll Up
               Strategic Partners Plus
               Strategic Partners Plus Enhanced - Non Bonus Version
               Premier Bb Series with SLT5
               Premier Retirement B - With HAV
               Premier Retirement L - No Optional Benefits
   1.75%     Premier B Series with LT5 or HD5
             GMDB with-Greater of Roll Up or Step Up
               Strategic Partners Plus Enhanced III - Non Bonus Version
               Strategic Partners Annuity One Enhanced III - Non Bonus Version
             GMDB Annual Step Up or 5% Roll Up
               Strategic Partners Annuity One Enhanced III - Bonus Version
               Strategic Partners Plus Enhanced III - Bonus Version
               Premier B Series with HD GRO
               Premier Bb Series with GMDB Annual Step Up or 5% Roll Up with HAV
               Premier Retirement C - No Optional Benefits
   1.80%     Strategic Partners FlexElite with GMDB Annual Step Up or 5% Roll Up
               Strategic Partners Plus Enhanced - Bonus Version with GMDB with Step Up and Roll Up
               Strategic Partners Annuity One Enhanced - Bonus Version with GMDB with Greater of Roll Up and Step Up
               Premier Bb Series with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
   1.85%     GMDB with-Greater of Roll Up or Step Up
               Strategic Partners Plus Enhanced III - Bonus Version
               Strategic Partners Annuity One Enhanced III - Bonus Version
               Premier L Series with HD GRO
               Premier Retirement X - No Optional Benefits
   1.90%     Premier B Series with SLT5
             With HDV
               Strategic Partners Plus Enhanced III - Non Bonus Version
               Strategic Partners Annuity One Enhanced III - Non Bonus Version
               Strategic Partners Enhanced FlexElite with GMDB Annual Step Up or 5% Roll Up
               Strategic Partners FlexElite with GMDB with Greater of Roll Up and Step Up
               Premier X Series with HD GRO
               Premier B Series with GMDB Annual Step Up or 5% Roll Up with HAV
               Premier Retirement B - With HD GRO II OR GRO Plus II
             Premier Retirement L - No Optional Benefits
             Prudential Defined Income - With Defined Income Benefit

                                      A84

ASSET-BASED
CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
------------ ---------------------------------------------------------------------------------
   1.95%     Premier Retirement Advisor - With Combo 5%/HAV and HD GRO II OR Combo 5%/HAV and
              GRO Plus II
             Premier Retirement C Share - No Optional Benefits
   2.00%     Strategic Partners Enhanced FlexElite GMDB with-Greater of Roll Up or Step Up
             With HDV
               Strategic Partners Plus Enhanced III - Bonus Version
               Strategic Partners Annuity One Enhanced III - Bonus Version
             With LT5 or HD5
               Strategic Partners Annuity One
               Strategic Partners Annuity One Enhanced - Non Bonus Version
               Strategic Partners Annuity One Enhanced III - Non Bonus Version
               Strategic Partners Plus
               Strategic Partners Plus Enhanced - Non Bonus Version
               Strategic Partners Plus Enhanced III - Non Bonus Version
               Strategic Partners Advisor
               Premier L Series with HDV
               Premier L Series with Roll-up & HAV
               Premier B Series with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
   2.05%     Premier X Series with HDV
               Premier X Series with Roll-up & HAV
               Premier Bb Series with LT5
               Premier Bb Series with LT5 and HDV
               Premier Bb Series with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
               Premier B Series with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
   2.10%     Strategic Partners Enhanced FlexElite with HDV
             With LT5 or HD5
               Strategic Partners Annuity One Enhanced - Bonus Version
               Strategic Partners Annuity One Enhanced III - Bonus Version
               Strategic Partners Plus Enhanced - Bonus Version
               Strategic Partners Plus Enhanced III - Bonus Version
               Premier L Series
               Premier L Series with HD GRO
               Premier Retirement B - With Combo 5% and HAV
               Premier Retirement L - With HAV
   2.15%     With SLT5
               Strategic Partners Annuity One Enhanced III - Non Bonus Version
               Strategic Partners Plus Enhanced III - Non Bonus Version
               Premier X Series with LT5 or HD5
               Premier X Series with HD GRO
               Premier Retirement C - With HAV
   2.20%     Strategic Partners FlexElite - No Optional Benefits
             With LT5 or HD5 and GMDB Annual Step Up or 5% Roll Up
               Strategic Partners Annuity One
               Strategic Partners Annuity One Enhanced - Non Bonus Version
               Strategic Partners Plus
               Strategic Partners Plus Enhanced - Non Bonus Version
   2.25%     Strategic Partners Enhanced FlexElite with LT5 or HD5
             With SLT5
               Premier L Series
               Strategic Partners Annuity One Enhanced III - Bonus Version
               Strategic Partners Plus Enhanced III - Bonus Version
             With LT5 or HD5 and GMDB Annual Step Up or 5% Roll Up
               Strategic Partners Annuity One Enhanced III - Non Bonus Version
               Strategic Partners Plus Enhanced III - Non Bonus Version
               Strategic Partners Advisor with LT5 or HD5 and GMDB with Step Up and Roll Up
               Premier B Series with LT5
               Premier B Series with LT5 and HDV
               Premier B Series with LT5 or HD5 and Roll-up & HAV
               Premier B Series with HD GRO and GMDB Annual Step Up or 5% Roll Up
               Premier Retirement X - With HAV

                                      A85

ASSET-BASED
CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
------------ --------------------------------------------------------------------------------------------
   2.30%     Premier X Series with SLT5
               Strategic Partners Plus Enhanced - Non Bonus Version with LT5 or HD5 and GMDB with Step
                Up and Roll Up
             With LT5 or HD5 and GMDB with Step Up and Roll Up
               Strategic Partners Plus
               Strategic Partners Plus Enhanced - Non Bonus Version
             With LT5 or HD5 and GMDB with Greater of Roll Up and Step Up
               Strategic Partners Annuity One
               Strategic Partners Annuity One Enhanced - Non Bonus Version
             With LT5 or HD5 and GMDB Annual Step Up or 5% Roll Up
               Strategic Partners Annuity One Enhanced - Bonus Version
               Strategic Partners Plus Enhanced - Bonus Version
               Premier L Series with GMDB Annual Step Up or 5% Roll Up with HAV
               Premier Retirement B - With HAV and HD GRO II OR HAV and GRO Plus II
               Premier Retirement L - With HD GRO II OR GRO Plus II
   2.35%     Strategic Partners Annuity One Enhanced III - Non Bonus Version
             With LT5 or HD5 and GMDB Annual Step Up or 5% Roll Up
               Strategic Partners Annuity One Enhanced III - Bonus Version
               Strategic Partners Plus Enhanced III - Bonus Version
               Premier L Series with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
               Premier X Series with GMDB Annual Step Up or 5% Roll Up with HAV
               Premier Bb Series with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
               Premier Retirement C - With HD GRO II OR GRO Plus II
   2.40%     Strategic Partners Annuity One Enhanced - Bonus Version with LT5 or HD5 and GMDB with
              Greater of Roll Up and Step Up
             Strategic Partners Plus Enhanced - Bonus Version with LT5 or HD5 and GMDB with Step Up and
              Roll Up
               Strategic Partners FlexElite with LT5 or HD5 and GMDB with GMDB Annual Step Up or 5%
                Roll Up
               Strategic Partners Enhanced FlexElite with SLT5
               Premier X Series with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
   2.45%     Premier Retirement X - With HD GRO II OR GRO Plus II
   2.50%     Strategic Partners FlexElite with LT5 or HD5 and GMDB with-Greater of Roll Up or Step Up
             Strategic Partners Enhanced FlexElite with LT5 or HD5 and GMDB Annual Step Up or 5% Roll Up
             With LT5 or HD5 and with HDV
               Strategic Partners Annuity One Enhanced III - Non Bonus Version
               Strategic Partners Plus Enhanced III - Non Bonus Version
               Premier B Series with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
               Premier Retirement L - With Combo 5% and HAV
   2.55%     Premier Retirement C - With Combo 5% and HAV
   2.60%     Strategic Partners Enhanced FlexElite with LT5 or HD5 and GMDB with-Greater of Roll Up or
               Step Up
             With LT5 or HD5 and with HDV
               Strategic Partners Plus Enhanced III - Bonus Version
               Strategic Partners Annuity One Enhanced III - Bonus Version
               Premier L Series with LT5
               Premier L Series with LT5 and HDV
               Premier L Series with LT5 or HD5 and Roll-up & HAV
               Premier L Series with HD GRO and GMDB Annual Step Up or 5% Roll Up
   2.65%     Premier X Series with LT5
               Premier X Series with LT5 and HDV
               Premier X Series with HD GRO and GMDB Annual Step Up or 5% Roll Up
               Premier X Series with LT5 or HD5 and Roll-up & HAV
               Premier Retirement X - With Combo 5% and HAV
   2.70%     Premier Retirement B - With Combo 5%/HAV and HD GRO II OR Combo 5%/HAV and
              GRO Plus II
               Premier Retirement L - With HAV and HD GRO II OR HAV and GRO Plus II
   2.75%     Strategic Partners Enhanced FlexElite with SLT5 with HDV
               Premier Retirement C - With HAV and HD GRO II OR HAV and GRO Plus II
   2.85%     Premier Retirement X - With HAV and HD GRO II OR HAV and GRO Plus II

                                      A86

ASSET-BASED
CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
------------ ----------------------------------------------------------------------------
   2.90%     Premier L Series with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
   2.95%     Premier X Series with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
   3.10%     Premier Retirement L - With Combo 5%/HAV and HD GRO II OR Combo 5%/HAV and
              GRO Plus II
   3.15%     Premier Retirement C - With Combo 5%/HAV and HD GRO II OR Combo 5%/HAV and
              GRO Plus II
   3.25%     Premier Retirement X - With Combo 5%/HAV and HD GRO II OR Combo 5%/HAV and
              GRO Plus II

        C.  WITHDRAWAL CHARGES

        A deferred sales charge may be assessed upon full or partial contract owner redemptions. These charges relate to the expenses of selling and distributing the Contracts, including sales commissions, printing of prospectuses, sales administration, preparation of sales literature and other promotional activities. No withdrawal charge is imposed whenever earnings are withdrawn. The range for withdrawal charges is 0%-9%. The charge is assessed through the redemption of units.

        D.  OTHER RELATED CHARGES

        For Highest Daily Lifetime Seven, Highest Daily Lifetime Seven with Beneficiary Income Option, Highest Daily Lifetime Seven with Lifetime Income Accelerator, Spousal Highest Daily Lifetime Seven and Spousal Highest Daily Lifetime Seven with Beneficiary Income Option, the Optional Benefit Fee is a percentage of the Protected Withdrawal Value and is deducted pro rata from the Subaccounts on a quarterly basis.

        For Highest Daily Lifetime Income v3.0, Spousal Highest Daily Lifetime Income v3.0, Highest Daily Lifetime Income v3.0 with Highest Daily Death Benefit, Spousal Highest Daily Lifetime Income v3.0 with Highest Daily Death Benefit, Highest Daily Lifetime Income v2.1, Spousal Highest Daily Lifetime Income v2.1, Highest Daily Lifetime Income v2.1 with Highest Daily Death Benefit, Spousal Highest Daily Lifetime Income v2.1 with Highest Daily Death Benefit, Highest Daily Lifetime Income 2.0, Highest Daily Lifetime Income 2.0 with Lifetime Income Accelerator, Spousal Highest Daily Lifetime Income 2.0, Highest Daily Lifetime Income 2.0 with Highest Daily Death Benefit, Spousal Highest Daily Lifetime Income 2.0 with Highest Daily Death Benefit, Highest Daily Lifetime Income, Highest Daily Lifetime Income with Lifetime Income Accelerator, Spousal Highest Daily Lifetime Income, Highest Daily Lifetime Six Plus, Highest Daily Lifetime Six Plus with Lifetime Income Accelerator, Spousal Highest Daily Lifetime Six Plus, and Spousal Highest Daily Lifetime Six Plus with Beneficiary Income Option, Highest Daily Lifetime Seven Plus, Highest Daily Lifetime Seven Plus with Beneficiary Income Option, Highest Daily Lifetime Seven Plus with Lifetime Income Accelerator, and Spousal Highest Daily Lifetime Seven Plus, the Optional Benefit Fee is assessed against the greater of the unadjusted account value or the Protected Withdrawal Value and is deducted pro rata from the subaccounts on a quarterly basis.

        An annual Maintenance Fee is charged if purchase payments or account value is less than a stated amount (varies by product and may vary by State).

        A quarterly premium-based charge is applicable to certain products which ranges from 0.15% to 0.82% annualized.

NOTE 8: OTHER

        Contract owner net payments--represent contract owner contributions under the Contracts reduced by applicable deductions, charges, and state premium taxes.

                                      A87

        Annuity payments--represent periodic payments distributed under the terms of the Contracts.

        Surrenders, withdrawals, and death benefits--are payments to contract owners and beneficiaries made under the terms of the Contracts, and amounts that contract owners have requested to be withdrawn or paid to them.

        Net transfers between other subaccounts or fixed rate option--are amounts that contract owners have directed to be moved among subaccounts, including permitted transfers to and from the guaranteed interest account and market value adjustment.

        Other charges--are various Contract level charges as described in charges and expenses section located above.

                                      A88

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
Pruco Life Flexible Premium Variable Annuity Account and the Board of Directors of Pruco Life Insurance Company

       In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts listed in Note 1 of Pruco Life Flexible Premium Variable Annuity Account at December 31, 2014, and the results of each of their operations and the changes in each of their net assets for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of Pruco Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2014 by correspondence with the transfer agents of the investee mutual funds, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 8, 2015

                                      A89

                         PRUCO LIFE INSURANCE COMPANY
                     Consolidated Financial Statements and
            Report of Independent Registered Public Accounting Firm

                          December 31, 2014 and 2013

                         PRUCO LIFE INSURANCE COMPANY

                  INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                                                                                                        Page
                                                                                                       Numbers
                                                                                                       -------
Management's Annual Report on Internal Control Over Financial Reporting                                  B-2

Consolidated Statements of Financial Position as of December 31, 2014 and 2013                           B-3

Consolidated Statements of Operations for the years ended December 31, 2014, 2013 and 2012               B-4

Consolidated Statements of Comprehensive Income for the years ended December 31, 2014, 2013 and 2012     B-4

Consolidated Statements of Equity for the years ended December 31, 2014, 2013 and 2012                   B-5

Consolidated Statements of Cash Flows for the years ended December 31, 2014, 2013 and 2012               B-6

Notes to Consolidated Financial Statements:

  1   Business and Basis of Presentation                                                                 B-8

  2   Significant Accounting Policies and Pronouncements                                                 B-8

  3   Investments                                                                                       B-18

  4   Deferred Policy Acquisition Costs                                                                 B-27

  5   Policyholders' Liabilities                                                                        B-28

  6   Certain Nontraditional Long-duration Contracts                                                    B-29

  7   Statutory Net Income and Surplus and Dividend Restriction                                         B-32

  8   Income Taxes                                                                                      B-32

  9   Fair Value of Assets and Liabilities                                                              B-34

  10  Derivative Instruments                                                                            B-48

  11  Commitments, Contingent Liabilities and Litigation and Regulatory Matters                         B-53

  12  Related Party Transactions                                                                        B-54

  13  Quarterly Results of Operations (Unaudited)                                                       B-60

Report of Independent Registered Public Accounting Firm                                                 B-61

    Management's Annual Report on Internal Control Over Financial Reporting

Management of Pruco Life Insurance Company ("the Company") is responsible for establishing and maintaining adequate internal control over financial reporting. Management conducted an assessment of the effectiveness, as of December 31, 2014, of the Company's internal control over financial reporting, based on the framework established in Internal Control--Integrated Framework
(2013) issued by the Committee of Sponsoring Organizations of the Treadway Commission (COSO). Based on our assessment under that framework, management concluded that the Company's internal control over financial reporting was effective as of December 31, 2014.

Our internal control over financial reporting is a process designed by or under the supervision of our principal executive and principal financial officers to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. Our internal control over financial reporting includes policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect transactions and dispositions of assets; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures are being made only in accordance with authorizations of management and the directors of the Company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the Company's assets that could have a material effect on our financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

This Annual Report does not include an attestation report of the Company's registered public accounting firm, PricewaterhouseCoopers LLP, regarding the internal control over financial reporting. Management's report was not subject to attestation by the Company's registered public accounting firm pursuant to rules of the Securities and Exchange Commission that permit the Company to provide only management's report in this Annual Report.

March 12, 2015

                         Part I--Financial Information

Item 1. Financial Statements

                         PRUCO LIFE INSURANCE COMPANY

                 Consolidated Statements of Financial Position
   As of December 31, 2014 and December 31, 2013 (in thousands, except share amounts)
--------------------------------------------------------------------------------

                                                  December 31,    December 31,
                                                      2014            2013
                                                 --------------- ---------------
ASSETS
Fixed maturities, available-for-sale, at fair
 value (amortized cost: 2014 - $5,866,873; 2013
 - $5,538,933)                                   $     6,194,564 $     5,651,401
Equity securities, available-for-sale, at fair
 value (cost: 2014 - $28,881; 2013 - $567)                29,500             771
Trading account assets, at fair value                     49,661          18,892
Policy loans                                           1,123,912       1,086,772
Short-term investments                                   121,272          16,002
Commercial mortgage and other loans                    1,681,553       1,532,165
Other long-term investments                              298,143         226,704
                                                 --------------- ---------------
   Total investments                                   9,498,605       8,532,707
Cash and cash equivalents                                214,952         307,243
Deferred policy acquisition costs                      5,066,855       5,034,299
Accrued investment income                                 90,506          89,465
Reinsurance recoverables                              20,594,371      13,614,964
Receivables from parents and affiliates                  261,915         273,678
Deferred sales inducements                               836,791         989,889
Other assets                                              83,417          88,878
Separate account assets                              109,194,192     100,402,349
                                                 --------------- ---------------
   TOTAL ASSETS                                  $   145,841,604 $   129,333,472
                                                 =============== ===============
LIABILITIES AND EQUITY
LIABILITIES
Policyholders' account balances                  $    15,250,055 $    14,303,330
Future policy benefits and other policyholder
 liabilities                                          13,915,330       6,916,669
Cash collateral for loaned securities                     65,418          84,867
Income taxes                                             256,168         186,015
Short-term debt to affiliates                            423,000         274,900
Long-term debt to affiliates                           1,288,000       1,592,000
Payables to parent and affiliates                         66,581         202,381
Other liabilities                                        828,875         964,740
Separate account liabilities                         109,194,192     100,402,349
                                                 --------------- ---------------
   TOTAL LIABILITIES                                 141,287,619     124,927,251
                                                 --------------- ---------------

COMMITMENTS AND CONTINGENT LIABILITIES (See
 Note 11)

EQUITY
Common stock ($10 par value; 1,000,000 shares
 authorized; 250,000 shares issued and
 outstanding)                                              2,500           2,500
Additional paid-in capital                               792,153         804,237
Retained earnings                                      3,580,641       3,542,838
Accumulated other comprehensive income                   178,691          56,646
                                                 --------------- ---------------
   TOTAL EQUITY                                        4,553,985       4,406,221
                                                 --------------- ---------------
TOTAL LIABILITIES AND EQUITY                     $   145,841,604 $   129,333,472
                                                 =============== ===============

                See Notes to Consolidated Financial Statements

                         PRUCO LIFE INSURANCE COMPANY

     Consolidated Statements of Operations and Comprehensive Income (Loss)
         Years Ended December 31, 2014, 2013, and 2012 (in thousands)
--------------------------------------------------------------------------------

                                                                          ---------------- ---------------- ----------------
                                                                                2014             2013             2012
                                                                          ---------------- ---------------- ----------------
REVENUES
Premiums                                                                  $         66,206 $         56,851 $         68,136
Policy charges and fee income                                                    2,074,852        1,880,925        1,534,763
Net investment income                                                              404,018          419,011          417,510
Asset administration fees                                                          377,127          332,288          286,302
Other income                                                                        57,827           20,149           74,013
Realized investment gains (losses), net:
  Other-than-temporary impairments on fixed maturity securities                      (483)         (12,268)         (34,926)
  Other-than-temporary impairments on fixed maturity securities
   transferred to other comprehensive income                                           356            7,827           28,692
  Other realized investment gains (losses), net                                    114,194          (9,009)        (150,213)
                                                                          ---------------- ---------------- ----------------
       Total realized investment gains (losses), net                               114,067         (13,450)        (156,447)
                                                                          ---------------- ---------------- ----------------
 TOTAL REVENUES                                                                  3,094,097        2,695,774        2,224,277
                                                                          ---------------- ---------------- ----------------

BENEFITS AND EXPENSES
Policyholders' benefits                                                            343,714          178,924          353,494
Interest credited to policyholders' account balances                               368,315           45,737          165,992
Amortization of deferred policy acquisition costs                                  436,169        (524,311)         (38,969)
General, administrative and other expenses                                       1,019,723          890,794          878,383
                                                                          ---------------- ---------------- ----------------
 TOTAL BENEFITS AND EXPENSES                                                     2,167,921          591,144        1,358,900
                                                                          ---------------- ---------------- ----------------

INCOME FROM OPERATIONS BEFORE INCOME TAXES                                         926,176        2,104,630          865,377
                                                                          ---------------- ---------------- ----------------

 Total income tax expense                                                          140,373          566,420          181,040
                                                                          ---------------- ---------------- ----------------
NET INCOME                                                                $        785,803 $      1,538,210 $        684,337
                                                                          ---------------- ---------------- ----------------

Other comprehensive income (loss), before tax:
  Foreign currency translation adjustments                                           (723)              224              192
  Unrealized investment gains (losses) for the period                              207,134        (290,636)          105,543
  Reclassification adjustment for (gains) losses included in net income           (18,649)         (33,920)         (22,644)
                                                                          ---------------- ---------------- ----------------
  Net unrealized investment gains (losses)                                         188,485        (324,556)           82,899
                                                                          ---------------- ---------------- ----------------
Other comprehensive income (loss), before tax                                      187,762        (324,332)           83,091
                                                                          ---------------- ---------------- ----------------
  Less: Income tax expense (benefit) related to:
    Foreign currency translation adjustments                                         (253)               78               67
    Net unrealized investment gains (losses)                                        65,970        (113,595)           29,191
                                                                          ---------------- ---------------- ----------------
     Total                                                                          65,717        (113,517)           29,258
Other comprehensive income (loss), net of tax                                      122,045        (210,815)           53,833
                                                                          ---------------- ---------------- ----------------
COMPREHENSIVE INCOME                                                      $        907,848 $      1,327,395 $        738,170
                                                                          ================ ================ ================

                See Notes to Consolidated Financial Statements

                         PRUCO LIFE INSURANCE COMPANY

                       Consolidated Statements of Equity
         Years Ended December 31, 2014, 2013, and 2012 (in thousands)
--------------------------------------------------------------------------------

                                                                                                 Accumulated
                                                                                                    Other
                                                                    Additional                   Comprehensive
                                                         Common      Paid-in      Retained          Income
                                                         Stock       Capital       Earnings         (Loss)        Total Equity
                                                        --------   -----------   ------------   --------------   -------------

Balance, December 31, 2011                              $  2,500   $  836,021    $  1,743,291   $     213,628    $  2,795,440
Contributed (distributed) capital-parent/child asset
 transfers                                                     -     (17,718)               -               -        (17,718)
Comprehensive income:
  Net income                                                   -            -         684,337               -         684,337
  Other comprehensive income (loss), net of tax                -            -               -          53,833          53,833
                                                                                                                 ------------
Total comprehensive income                                     -            -               -               -         738,170
                                                        --------   ----------    ------------   -------------    ------------

Balance, December 31, 2012                              $  2,500   $  818,303    $  2,427,628   $     267,461    $  3,515,892
Dividend to Parent                                             -            -       (423,000)               -       (423,000)
Contributed (distributed) capital-parent/child asset
 transfers                                                     -     (14,066)               -               -        (14,066)
Comprehensive income:
  Net income                                                   -            -       1,538,210               -       1,538,210
  Other comprehensive income (loss), net of tax                -            -               -       (210,815)       (210,815)
                                                                                                                 ------------
Total comprehensive income                                     -            -               -               -       1,327,395
                                                        --------   ----------    ------------   -------------    ------------

Balance, December 31, 2013                              $  2,500   $  804,237    $  3,542,838   $      56,646    $  4,406,221
Dividend to Parent                                             -            -       (748,000)               -       (748,000)
Contributed (distributed) capital-parent/child asset
 transfers                                                     -     (12,084)               -               -        (12,084)
Comprehensive income:
  Net income                                                   -            -         785,803               -         785,803
  Other comprehensive income (loss), net of tax                -            -               -         122,045         122,045
                                                                                                                 ------------
Total comprehensive income                                     -            -               -               -         907,848
                                                        --------   ----------    ------------   -------------    ------------

Balance, December 31, 2014                              $  2,500   $  792,153    $  3,580,641   $     178,691    $  4,553,985
                                                        ========   ==========    ============   =============    ============

                See Notes to Consolidated Financial Statements

                         PRUCO LIFE INSURANCE COMPANY

                     Consolidated Statements of Cash Flows
         Years Ended December 31, 2014, 2013, and 2012 (in thousands)
--------------------------------------------------------------------------------

                                         2014           2013           2012
                                    -------------- -------------- --------------
CASH FLOWS FROM OPERATING
 ACTIVITIES:
Net income                           $     785,803  $   1,538,210  $     684,337
Adjustments to reconcile net
 income to net cash provided by
 operating activities:
 Policy charges and fee income            (76,188)      (113,831)      (163,640)
 Interest credited to
   policyholders' account balances         368,315         45,737        165,992
 Realized investment (gains)
   losses, net                           (114,067)         13,450        156,447
 Amortization and other non-cash
   items                                  (62,555)       (43,677)       (56,322)
 Change in:
   Future policy benefits and
     other insurance liabilities         1,402,458      1,185,681      1,337,078
   Reinsurance recoverables            (1,306,132)    (1,168,256)    (1,117,361)
   Accrued investment income               (2,174)        (4,286)        (6,372)
   Net payable to/receivable from
     affiliates                             17,869       (65,380)          6,426
   Deferred policy acquisition
     costs                               (190,550)    (1,346,386)    (1,210,728)
   Income taxes                             69,204        341,965         81,763
   Deferred sales inducements              (9,112)       (20,871)      (199,005)
   Other, net                              194,821       (44,750)          7,961
                                    -------------- -------------- --------------
Cash flows from (used in)
 operating activities                $   1,077,692  $     317,606  $   (313,424)
                                    -------------- -------------- --------------

CASH FLOWS FROM INVESTING
 ACTIVITIES:
Proceeds from the
 sale/maturity/prepayment of:
 Fixed maturities,
   available-for-sale                $     907,665  $   1,570,701  $   1,019,890
 Short-term investments                    409,804        662,351      1,424,173
 Policy loans                              121,644        130,655        131,511
 Ceded policy loans                        (9,753)        (9,156)        (7,951)
 Commercial mortgage and other
   loans                                   113,073        207,340        149,621
 Other long-term investments                 5,389         12,933         11,557
 Equity securities,
   available-for-sale                       17,854         13,596          9,862
 Trading account assets, at fair
   value                                     1,375          7,524         14,325
Payments for the
 purchase/origination of:
 Fixed maturities,
   available-for-sale                  (1,340,010)    (1,934,430)    (1,646,619)
 Short-term investments                  (514,524)      (566,100)    (1,253,361)
 Policy loans                            (114,037)      (101,357)      (129,521)
 Ceded policy loans                         10,960          9,687         16,320
 Commercial mortgage and other
   loans                                 (320,155)      (367,857)      (239,086)
 Other long-term investments              (57,420)       (84,859)       (75,664)
 Equity securities,
   available-for-sale                     (45,101)       (10,574)        (5,024)
 Trading account assets, at fair
   value                                  (32,060)        (9,478)              -
Notes receivable from parent and
 affiliates, net                           (7,831)          4,641          5,714
Other, net                                   (417)            160        (1,885)
                                    -------------- -------------- --------------
Cash flows used in investing
 activities                          $   (853,544)  $   (464,223)  $   (576,138)
                                    -------------- -------------- --------------

CASH FLOWS FROM FINANCING
 ACTIVITIES:
 Policyholders' account deposits     $   2,966,388  $   3,091,818  $   4,154,752
 Ceded policyholders' account
   deposits                              (672,242)      (413,181)      (312,528)

 Policyholders' account withdrawals    (1,730,977)    (2,399,425)    (3,178,207)
 Ceded policyholders' account
   withdrawals                              46,690         47,114         31,419
 Net change in securities sold
   under agreement to repurchase
   and cash collateral for loaned
   securities                             (19,449)         36,799      (146,074)
 Dividend to parent                      (748,000)      (423,000)              -
 Contributed (Distributed) capital
   - parent/child asset transfers         (17,306)        (3,374)       (20,900)
 Net change in financing
   arrangements (maturities 90
   days or less)                           (2,900)          2,900       (15,000)
 Proceeds from the issuance of
   debt (maturities longer than 90
   days)                                   418,000        532,000      1,057,000
 Repayments of debt (maturities
   longer than 90 days)                  (571,000)      (451,000)      (560,000)
 Drafts outstanding                         14,357         21,100          3,786
                                    -------------- -------------- --------------
Cash flows from (used in)
 financing activities                $   (316,439)  $      41,751  $   1,014,248
                                    -------------- -------------- --------------

NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS   $  (92,291)  $ (104,866)  $   124,686
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR               307,243      412,109      287,423
                                                      ------------ ------------ ------------
CASH AND CASH EQUIVALENTS, END OF PERIOD               $   214,952  $   307,243  $   412,109
                                                      ============ ============ ============
SUPPLEMENTAL CASH FLOW INFORMATION
  Income taxes paid, net of refunds                    $   129,430  $   250,087  $   134,603
  Interest paid                                        $    62,664  $    40,209  $    43,717

                See Notes to Consolidated Financial Statements

Significant Non Cash Transactions

Cash Flows from Investing Activities for the year ended December 31, 2014 excludes $178 million of decreases in fixed maturities, available for sale, commercial mortgages and private equity related to the amendments of the reinsurance agreements between Pruco Life Insurance Company, or the "Company" and Prudential Universal Reinsurance Company ("PURC"), an affiliate, in the third quarter of 2014.

Cash Flows from Investing Activities for the year ended December 31, 2014 excludes $61 million of decreases in fixed maturities, available for sale, related to the tax settlements with Prudential Financial Inc. ("PFI"), which are related to the amendments of the reinsurance agreements between the Company and Universal Prudential Arizona Reinsurance Company ("UPARC"), an affiliate, and the Company and PURC in the third quarter of 2014.

Cash Flows from Investing Activities for the year ended December 31, 2013 excludes $56 million of increases in fixed maturities, available for sale and $132 million of decreases in fixed maturities, available for sale related to the amendments of the reinsurance agreements between the Company and UPARC, and the Company, and Prudential Arizona Reinsurance Universal Company ("PAR U"), an affiliate, in the first quarter of 2013.

Cash Flows from Investing Activities for the year ended December 31, 2013 excludes $192 million of increases in fixed maturities, available for sale, and commercial mortgages and $704 million of decreases in fixed maturities, available for sale, and commercial mortgages related to the amendments of the reinsurance agreements between the Company and UPARC and the Company, and PAR U in the third quarter of 2013.

Cash Flows from Investing Activities for the year ended December 31, 2013 excludes $25 million of decreases in fixed maturities, available for sale, related to the tax settlements with PFI, which are related to the amendments of the reinsurance agreements between the Company and UPARC, and the Company and PAR U in the third quarter of 2013.

Cash Flows from Investing Activities for the year ended December 31, 2013 excludes $4,951 million of increases in fixed maturities, available for sale, commercial mortgages, short-term investments, and trading account assets related to the coinsurance of Guaranteed Universal Life ("GUL") business assumed from Prudential Insurance in connection with the acquisition of the Hartford Life Business. Cash Flows from Investing Activities for the year ended December 31, 2013 excludes $4,952 million of decreases in fixed maturities, available for sale, commercial mortgages, short-term investments, and trading account assets related to the subsequent retrocession of this GUL business assumed from Prudential Insurance to PAR U.

Cash Flows from Financing Activities for the year ended December 31, 2013 excludes $12 million of decreases in Contributed/Distributed capital--parent/child asset transfers related to the coinsurance of GUL business assumed from Prudential Insurance in connection with the acquisition of the Hartford Life Business.

Cash Flows from Investing Activities for the twelve months ended December 31, 2012 excludes $202 million of decreases in fixed maturities, available for sale and commercial mortgages related to the coinsurance transaction between the Company's wholly owned subsidiary PLNJ and PAR U, in the third quarter of 2012.

See Note 12 to the Consolidated Financial Statements for more information on related party transactions that occurred in 2013 and 2014.

                         Pruco Life Insurance Company

                  Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

1.  BUSINESS AND BASIS OF PRESENTATION

Pruco Life Insurance Company, or the "Company", is a wholly owned subsidiary of The Prudential Insurance Company of America, or "Prudential Insurance," which in turn is an indirect wholly owned subsidiary of Prudential Financial, Inc., or "Prudential Financial." Pruco Life Insurance Company was organized in 1971 under the laws of the State of Arizona. It is licensed to sell life insurance and annuities in the District of Columbia, Guam and in all States except New York, and sells such products primarily through affiliated and unaffiliated distributors.

The Company has two subsidiaries, including one wholly owned insurance subsidiary, Pruco Life Insurance Company of New Jersey, or "PLNJ," and one subsidiary formed in 2009 for the purpose of holding certain commercial loan investments. Pruco Life Insurance Company and its subsidiaries are together referred to as the Company and all financial information is shown on a consolidated basis.

PLNJ is a stock life insurance company organized in 1982 under the laws of the state of New Jersey. It is licensed to sell life insurance and annuities in New Jersey and New York only.

Acquisition of The Hartford's Individual Life Insurance Business

On January 2, 2013, Prudential Insurance acquired the individual life insurance business of The Hartford Financial Services Group, Inc. ("The Hartford") through a reinsurance transaction. Under the agreement, Prudential Insurance paid The Hartford cash consideration of $615 million, primarily in the form of a ceding commission to provide reinsurance for approximately 700,000 life insurance policies with net retained face amount in force of approximately $141 billion. This acquisition increased the Company's scale in the U.S. individual life insurance market, particularly universal life products, and provides complimentary distribution opportunities through expanded wirehouse and bank distribution channels.

In connection with this transaction, Prudential Insurance retroceded to the Company the portion of the assumed business that is classified as guaranteed universal life insurance ("GUL"), with account values of approximately $4 billion as of January 2, 2013. The Company reinsured more than 79,000 GUL policies with a net retained face amount in force of approximately $30 billion. The Company then retroceded all of the GUL policies to an affiliated captive reinsurance company. Collectively, these transactions do not have a material impact on equity, as determined in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"), or the statutory capital and surplus of the Company.

Basis of Presentation

The Consolidated Financial Statements have been prepared in accordance with U.S. GAAP. Intercompany balances and transactions have been eliminated.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining deferred policy acquisition costs and related amortization; amortization of deferred sales inducements; valuation of investments including derivatives and the recognition of other-than-temporary impairments ("OTTI"); future policy benefits including guarantees; reinsurance recoverables; provision for income taxes and valuation of deferred tax assets; and reserves for contingent liabilities, including reserves for losses in connection with unresolved legal matters.

Reclassifications

Certain amounts in prior periods have been reclassified to conform to the current period presentation. Revisions have been made to the classification of certain prior period Financing and Supplemental information reported on the Company's Statements of Cash Flows included in this annual report. There are no net impacts to cash flows from operating, investing, or financing activities reported within the cash flow statements as a result of these revisions. Additionally, there are no impacts to amounts reported on the Statements of Financial Position or Statements of Operations and Comprehensive Income. Management evaluated the adjustments and concluded they were not material to any previously reported quarterly or annual financial statements.

2.  SIGNIFICANT ACCOUNTING POLICIES AND PRONOUNCEMENTS

Investments and Investment Related Liabilities

The Company's principal investments are fixed maturities; equity securities; commercial mortgage and other loans; policy loans; other long-term investments, including joint ventures (other than operating joint ventures), limited partnerships, and real estate; and short-term investments. Investments and investment-related liabilities also include securities repurchase and resale agreements and securities lending transactions. The accounting policies related to each are as follows:

Fixed maturities available-for-sale at fair value, comprised of bonds, notes and redeemable preferred stock. Fixed maturities classified as "available-for-sale" are carried at fair value. See Note 9 for additional information regarding the determination of fair value. The amortized cost of

                         Pruco Life Insurance Company

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fixed maturities is adjusted for amortization of premiums and accretion of discounts over the contractual life of the investments. Interest income, as well as the related amortization of premium and accretion of discount is included in "Net investment income" under the effective yield method. For mortgage-backed and asset-backed securities, the effective yield is based on estimated cash flows, including interest rate and prepayment assumptions based on data from widely accepted third-party data sources or internal estimates. In addition to interest rate and prepayment assumptions, cash flow estimates also vary based on other assumptions regarding the underlying collateral, including default rates and changes in value. These assumptions can significantly impact income recognition and the amount of other-than-temporary impairments recognized in earnings and other comprehensive income. For high credit quality mortgage-backed and asset-backed securities (those rated AA or above), cash flows are provided quarterly, and the amortized cost and effective yield of the security are adjusted as necessary to reflect historical prepayment experience and changes in estimated future prepayments. The adjustments to amortized cost are recorded as a charge or credit to net investment income in accordance with the retrospective method. For mortgage-backed and asset-backed securities rated below AA or those for which an other than temporary impairment has been recorded, the effective yield is adjusted prospectively for any changes in estimated cash flows. See the discussion below on realized investment gains and losses for a description of the accounting for impairments. Unrealized gains and losses on fixed maturities classified as "available-for-sale," net of tax, and the effect on deferred policy acquisition costs ("DAC"), deferred sales inducements ("DSI"), future policy benefits, and policyholders' account balances that would result from the realization of unrealized gains and losses, are included in "Accumulated other comprehensive income (loss)" ("AOCI").

Trading account assets, at fair value, represents equity securities held in support of a deferred compensation plan and other fixed maturity securities carried at fair value. Realized and unrealized gains and losses for these investments are reported in "Asset administration fees and other income." Interest and dividend income from these investments is reported in "Net investment income."

Equity securities, available-for-sale, at fair value, are comprised of common stock and non-redeemable preferred stock, and are carried at fair value. The associated unrealized gains and losses, net of tax, and the effect on DAC, DSI, future policy benefits, and policyholders' account balances that would result from the realization of unrealized gains and losses, are included in AOCI. The cost of equity securities is written down to fair value when a decline in value is considered to be other-than-temporary. See the discussion below on realized investment gains and losses for a description of the accounting for impairments. Dividends from these investments are recognized in "Net investment income" when earned.

Commercial mortgage and other loans consist of commercial mortgage loans, agricultural loans and uncollateralized loans. Commercial mortgage and other loans held for investment are generally carried at unpaid principal balance, net of unamortized deferred loan origination fees and expenses and net of an allowance for losses. Commercial mortgage and other loans acquired, including those related to the acquisition of a business, are recorded at fair value when purchased, reflecting any premiums or discounts to unpaid principal balances.

Interest income, as well as prepayment fees and the amortization of the related premiums or discounts, related to commercial mortgage and other loans, are included in "Net investment income."

Impaired loans include those loans for which it is probable that amounts due will not all be collected according to the contractual terms of the loan agreement. The Company defines "past due" as principal or interest not collected at least 30 days past the scheduled contractual due date. Interest received on loans that are past due, including impaired and non-impaired loans as well as loans that were previously modified in a troubled debt restructuring, is either applied against the principal or reported as net investment income based on the Company's assessment as to the collectability of the principal. See Note 3 for additional information about the Company's past due loans.

The Company discontinues accruing interest on loans after the loans become 90 days delinquent as to principal or interest payments, or earlier when the Company has doubts about collectability. When the Company discontinues accruing interest on a loan, any accrued but uncollectible interest on the loan and other loans backed by the same collateral, if any, is charged to interest income in the same period. Generally, a loan is restored to accrual status only after all delinquent interest and principal are brought current and, in the case of loans where the payment of interest has been interrupted for a substantial period, or the loan has been modified, a regular payment performance has been established.

The Company reviews the performance and credit quality of the commercial mortgage and other loan portfolio on an on-going basis. Loans are placed on watch list status based on a predefined set of criteria and are assigned one of three categories. Loans are placed on "early warning" status in cases where, based on the Company's analysis of the loan's collateral, the financial situation of the borrower or tenants or other market factors, it is believed a loss of principal or interest could occur. Loans are classified as "closely monitored" when it is determined that there is a collateral deficiency or other credit events that may lead to a potential loss of principal or interest. Loans "not in good standing" are those loans where the Company has concluded that there is a high probability of loss of principal, such as when the loan is delinquent or in the process of foreclosure. As described below, in determining the allowance for losses, the Company evaluates each loan on the watch list to determine if it is probable that amounts due will not be collected according to the contractual terms of the loan agreement.

Loan-to-value and debt service coverage ratios are measures commonly used to assess the quality of commercial mortgage loans. The loan-to-value ratio compares the amount of the loan to the fair value of the underlying property collateralizing the loan, and is commonly expressed as a percentage. Loan-to-value ratios greater than 100% indicate that the loan amount exceeds the collateral value. A smaller loan-to-value ratio indicates a greater excess of collateral value over the loan amount. The debt service coverage ratio compares a property's net operating income to its debt service payments. Debt service coverage ratios less than 1.0 times indicate that property operations do not generate enough income to cover the loan's current debt payments. A larger debt service coverage ratio indicates a greater excess of net operating income over the debt service payments. The values utilized in calculating these ratios are developed as part of the Company's periodic review of the commercial mortgage loan and agricultural loan portfolio, which includes an internal appraisal of the underlying collateral value. The Company's periodic review also includes a

                         Pruco Life Insurance Company

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quality re-rating process, whereby the internal quality rating originally assigned at underwriting is updated based on current loan, property and market information using a proprietary quality rating system. The loan-to-value ratio is the most significant of several inputs used to establish the internal credit rating of a loan which in turn drives the allowance for losses. Other key factors considered in determining the internal credit rating include debt service coverage ratios, amortization, loan term, estimated market value growth rate and volatility for the property type and region. See Note 3 for additional information related to the loan-to-value ratios and debt service coverage ratios related to the Company's commercial mortgage and agricultural loan portfolios.

The allowance for losses includes a loan specific reserve for each impaired loan that has a specifically identified loss and a portfolio reserve for probable incurred but not specifically identified losses. For impaired commercial mortgage and other loans, the allowances for losses are determined based on the present value of expected future cash flows discounted at the loan's effective interest rate, or based upon the fair value of the collateral if the loan is collateral dependent. The portfolio reserves for probable incurred but not specifically identified losses in the commercial mortgage and agricultural loan portfolios consider the current credit composition of the portfolio based on an internal quality rating, (as described above). The portfolio reserves are determined using past loan experience, including historical credit migration, loss probability and loss severity factors by property type. These factors are reviewed each quarter and updated as appropriate.

The allowance for losses on commercial mortgage and other loans can increase or decrease from period to period based on the factors noted above. "Realized investment gains (losses), net" includes changes in the allowance for losses. "Realized investment gains (losses), net" also includes gains and losses on sales, certain restructurings, and foreclosures.

When a commercial mortgage or other loan is deemed to be uncollectible, any specific valuation allowance associated with the loan is reversed and a direct write down to the carrying amount of the loan is made. The carrying amount of the loan is not adjusted for subsequent recoveries in value.

In situations where a loan has been restructured in a troubled debt restructuring and the loan has subsequently defaulted, this factor is considered when evaluating the loan for a specific allowance for losses in accordance with the credit review process noted above.

See Note 3 for additional information about commercial mortgage and other loans that have been restructured in a troubled debt restructuring.

Policy loans are carried at unpaid principal balances. Interest income on policy loans is recognized in "Net investment income" at the contract interest rate when earned. Policy loans are generally fully collateralized by the cash surrender value of the associated insurance policies.

Securities repurchase and resale agreements and securities loaned transactions are used primarily to earn spread income, to borrow funds, or to facilitate trading activity. As part of securities repurchase agreements or securities loaned transactions, the Company transfers U.S. and foreign debt and equity securities, as well as U.S. government and government agency securities and receives cash as collateral. As part of securities resale agreements, the Company invests cash and receives as collateral U.S. government securities or other debt securities. For securities repurchase agreements and securities loaned transactions used to earn spread income, the cash received is typically invested in cash equivalents, short-term investments or fixed maturities.

Securities repurchase and resale agreements that satisfy certain criteria are treated as secured borrowing or secured lending arrangements. These agreements are carried at the amounts at which the securities will be subsequently resold or reacquired, as specified in the respective transactions. For securities purchased under agreements to resell, the Company's policy is to take possession or control of the securities either directly or through a third party custodian. These securities are valued daily and additional securities or cash collateral is received, or returned, when appropriate to protect against credit exposure. Securities to be resold are the same, or substantially the same, as the securities received. For securities sold under agreements to repurchase, the market value of the securities to be repurchased is monitored, and additional collateral is obtained where appropriate, to protect against credit exposure. Securities to be repurchased are the same, or substantially the same, as those sold. Income and expenses related to these transactions executed within the insurance companies used to earn spread income are reported as "Net investment income;" however, for transactions used for funding purposes, the associated borrowing cost is reported as interest expense (included in "General and administrative expenses").

Securities loaned transactions are treated as financing arrangements and are recorded at the amount of cash received. The Company obtains collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. The Company monitors the market value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned transactions are with large brokerage firms. Income and expenses associated with securities loaned transactions used to earn spread income are reported as "Net investment income;" however, for securities loaned transactions used for funding purposes the associated rebate is reported as interest expense (included in "General and administrative expenses").

Other long-term investments consist of the Company's investments in joint ventures and limited partnerships, other than operating joint ventures, as well as wholly-owned investment real estate and other investments. Joint venture and partnership interests are either accounted for using the equity method of accounting or under the cost method when the Company's partnership interest is so minor (generally less than 3%) that it exercises virtually no influence over operating and financial policies. The Company's income from investments in joint ventures and partnerships accounted for using the equity method or the cost method, other than the Company's investment in operating joint ventures, is included in "Net investment income." The carrying value of these investments is written down, or impaired, to fair value when a decline in value is considered to be other-than-temporary. In applying the equity method or the cost method (including assessment for other-than-temporary impairment), the Company uses financial information provided by the investee, generally on a one to three month lag.

                         Pruco Life Insurance Company

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Short-term investments primarily consist of highly liquid debt instruments with a maturity of twelve months or less and greater than three months when purchased. These investments are generally carried at fair value and include certain money market investments, short-term debt securities issued by government sponsored entities and other highly liquid debt instruments.

Realized investment gains (losses) are computed using the specific identification method. Realized investment gains and losses are generated from numerous sources, including the sale of fixed maturity securities, equity securities, investments in joint ventures and limited partnerships and other types of investments, as well as adjustments to the cost basis of investments for net other-than-temporary impairments recognized in earnings. Realized investment gains and losses are also generated from prepayment premiums received on private fixed maturity securities, allowance for losses on commercial mortgage and other loans, and fair value changes on embedded derivatives and free-standing derivatives that do not qualify for hedge accounting treatment. See "Derivative Financial Instruments" below for additional information regarding the accounting for derivatives.

The Company's available-for-sale securities with unrealized losses are reviewed quarterly to identify other-than-temporary impairments in value. In evaluating whether a decline in value is other-than-temporary, the Company considers several factors including, but not limited to the following: (1) the extent and the duration of the decline; (2) the reasons for the decline in value (credit event, currency or interest-rate related, including general credit spread widening); and (3) the financial condition of and near-term prospects of the issuer. With regard to available-for-sale equity securities, the Company also considers the ability and intent to hold the investment for a period of time to allow for a recovery of value. When it is determined that a decline in value of an equity security is other-than-temporary, the carrying value of the equity security is reduced to its fair value, with a corresponding charge to earnings.

An other-than-temporary impairment is recognized in earnings for a debt security in an unrealized loss position when the Company either (a) has the intent to sell the debt security or (b) more likely than not will be required to sell the debt security before its anticipated recovery. For all debt securities in unrealized loss positions that do not meet either of these two criteria, the Company analyzes its ability to recover the amortized cost by comparing the net present value of projected future cash flows with the amortized cost of the security. The net present value is calculated by discounting the Company's best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. The Company may use the estimated fair value of collateral as a proxy for the net present value if it believes that the security is dependent on the liquidation of collateral for recovery of its investment. If the net present value is less than the amortized cost of the investment an other-than-temporary impairment is recognized.

When an other-than-temporary impairment of a debt security has occurred, the amount of the other-than-temporary impairment recognized in earnings depends on whether the Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis. If the debt security meets either of these two criteria, the other-than-temporary impairment recognized in earnings is equal to the entire difference between the security's amortized cost basis and its fair value at the impairment measurement date. For other-than-temporary impairments of debt securities that do not meet these criteria, the net amount recognized in earnings is equal to the difference between the amortized cost of the debt security and its net present value calculated as described above. Any difference between the fair value and the net present value of the debt security at the impairment measurement date is recorded in "Other comprehensive income (loss)" ("OCI"). Unrealized gains or losses on securities for which an other-than-temporary impairment has been recognized in earnings is tracked as a separate component of AOCI.

For debt securities, the split between the amount of an other-than-temporary impairment recognized in other comprehensive income and the net amount recognized in earnings is driven principally by assumptions regarding the amount and timing of projected cash flows. For mortgage-backed and asset-backed securities, cash flow estimates consider the payment terms of the underlying assets backing a particular security, including interest rate and prepayment assumptions based on data from widely accepted third-party data sources or internal estimates. In addition to interest rate and prepayment assumptions, cash flow estimates also include other assumptions regarding the underlying collateral including default rates and recoveries, which vary based on the asset type and geographic location, as well as the vintage year of the security. For structured securities, the payment priority within the tranche structure is also considered. For all other debt securities, cash flow estimates are driven by assumptions regarding probability of default and estimates regarding timing and amount of recoveries associated with a default. The Company has developed these estimates using information based on its historical experience as well as using market observable data, such as industry analyst reports and forecasts, sector credit ratings and other data relevant to the collectability of a security, such as the general payment terms of the security and the security's position within the capital structure of the issuer.

The new cost basis of an impaired security is not adjusted for subsequent increases in estimated fair value. In periods subsequent to the recognition of an other-than-temporary impairment, the impaired security is accounted for as if it had been purchased on the measurement date of the impairment. For debt securities, the discount (or reduced premium) based on the new cost basis may be accreted into net investment income in future periods, including increases in cash flow on a prospective basis. In certain cases where there are decreased cash flow expectations, the security is reviewed for further cash flow impairments.

Unrealized investment gains and losses are also considered in determining certain other balances, including DAC, DSI, certain future policy benefits, policyholders' account balances and deferred tax assets or liabilities. These balances are adjusted, as applicable, for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI. Each of these balances is discussed in greater detail below.

                         Pruco Life Insurance Company

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Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, amounts due from banks, certain money market investments and other debt instruments with maturities of three months or less when purchased, other than cash equivalents that are included in "Trading account assets, at fair value." The Company also engages in overnight borrowing and lending of funds with Prudential Financial and affiliates which are considered cash and cash equivalents.

Deferred Policy Acquisition Costs

Costs that are related directly to the successful acquisition of new and renewal insurance and annuity business are deferred to the extent such costs are deemed recoverable from future profits. Such DAC primarily includes commissions, costs of policy issuance and underwriting, and certain other expenses that are directly related to successfully negotiated contracts. In each reporting period, capitalized DAC is amortized to "Amortization of deferred policy acquisition costs," net of the accrual of imputed interest on DAC balances. DAC is subject to periodic recoverability testing. DAC, for applicable products, is adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI.

DAC related to interest sensitive and variable life products and fixed and variable deferred annuity products are generally deferred and amortized over the expected life of the contracts in proportion to gross profits arising principally from investment margins, mortality and expense margins, and surrender charges, based on historical and anticipated future experience, which is updated periodically. The Company uses a reversion to the mean approach for equities to derive future equity return assumptions. However, if the projected equity return calculated using this approach is greater than the maximum equity return assumption, the maximum equity return is utilized. Gross profits also include impacts from the embedded derivatives associated with certain of the optional living benefit features of the Company's variable annuity contracts and related hedging activities. In calculating gross profits, profits and losses related to contracts issued by the Company that are reported in affiliated legal entities other than the Company as a result of, for example, reinsurance agreements with those affiliated entities are also included. The Company is an indirect subsidiary of Prudential Financial (an SEC registrant) and has extensive transactions and relationships with other subsidiaries of Prudential Financial, including reinsurance agreements, as described in Note
12. Incorporating all product-related profits and losses in gross profits, including those that are reported in affiliated legal entities, produces a DAC amortization pattern representative of the total economics of the products. The effect of changes to total gross profits on unamortized DAC is reflected in the period such total gross profits are revised. DAC related to non-participating traditional individual life insurance is amortized in proportion to gross premiums.

For some products, policyholders can elect to modify product benefits, features, rights or coverages by exchanging a contract for a new contract or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. These transactions are known as internal replacements. If policyholders surrender traditional life insurance policies in exchange for life insurance policies that do not have fixed and guaranteed terms, the Company immediately charges to expense the remaining unamortized DAC on the surrendered policies. For other internal replacement transactions, except those that involve the addition of a non-integrated contract feature that does not change the existing base contract, the unamortized DAC is immediately charged to expense if the terms of the new policies are not substantially similar to those of the former policies. If the new terms are substantially similar to those of the earlier policies, the DAC is retained with respect to the new policies and amortized over the expected life of the new policies.

Deferred Sales Inducements

The Company offered various types of sales inducements to contractholders related to fixed and variable deferred annuity contracts. The Company defers sales inducements and amortizes them over the anticipated life of the policy using the same methodology and assumptions used to amortize DAC. Sales inducements balances are subject to periodic recoverability testing. The Company records amortization of deferred sales inducements in "Interest credited to policyholders' account balances." Deferred sales inducements for applicable products are adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI. See Note 6 for additional information regarding sales inducements.

Separate Account Assets and Liabilities

Separate account assets are reported at fair value and represent segregated funds that are invested for certain contractholders and other customers. The assets consist primarily of equity securities, fixed maturities, real estate related investments, real estate mortgage loans, short term investments and derivative instruments. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Separate account liabilities primarily represent the contractholders' account balance in separate account assets and to a lesser extent borrowings of the separate account, and will be equal and offsetting to total separate account assets. See Note 6 to the Consolidated Financial Statements for additional information regarding separate account arrangements with contractual guarantees. The investment income and realized investment gains or losses from separate accounts generally accrue to the contractholders and are not included in the Company's consolidated results of operations. Mortality, policy administration and surrender charges assessed against the accounts are included in "Policy charges and fee income." Asset administration fees charged to the accounts are included in "Asset administration fees".

                         Pruco Life Insurance Company

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Other Assets and Other Liabilities

Other assets consist primarily of premiums due, deferred reinsurance losses, certain restricted assets, and receivables resulting from sales of securities that had not yet settled at the balance sheet date. Other liabilities consist primarily of accrued expenses, reinsurance payables, technical overdrafts, derivatives, and payables resulting from purchases of securities that had not yet been settled at the balance sheet date.

Reinsurance recoverables

Reinsurance recoverables include corresponding receivables associated with reinsurance arrangements with affiliates. For additional information about these arrangements see Note 12.

Future Policy Benefits

The Company's liability for future policy benefits is comprised of liabilities for guarantee benefits related to certain nontraditional long-duration life and annuity contracts, which are discussed more fully in Note 6. These reserves represent reserves for the guaranteed minimum death and optional living benefit features on our variable annuity products and no lapse guarantees for our variable and universal life products. The optional living benefits are primarily accounted for as embedded derivatives, with fair values calculated as the present value of future expected benefit payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature. For additional information regarding the valuation of these optional living benefit features, see Notes 6 and 9.

The Company's liability for future policy benefits also includes reserves based on the present value of estimated future payments to or on behalf of policyholders related to contracts that have fixed and guaranteed terms, where the timing and amount of payment depends on policyholder mortality, and maintenance expenses less the present value of future net premiums. Expected mortality is generally based on the Company's experience, industry data, and/or other factors. Interest rate assumptions are based on factors such as market conditions and expected investment returns. Although mortality and interest rate assumptions are "locked-in" upon the issuance of new insurance or annuity business with fixed and guaranteed terms, significant changes in experience or assumptions may require the Company to provide for expected future losses on a product by establishing premium deficiency reserves. Premium deficiency reserves are established, if necessary, when the liability for future policy benefits plus the present value of expected future gross premiums are determined to be insufficient to provide for expected future policy benefits and expenses. Premium deficiency reserves do not include a provision for the risk of adverse deviation. Any adjustments to future policy benefit reserves to net unrealized gains on securities classified as available-for-sale are included in AOCI. See Note 5 for additional information regarding future policy benefits.

Policyholders' Account Balances

The Company's liability for policyholders' account balances represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date. This liability is primarily associated with the accumulated account deposits, plus interest credited, less policyholder withdrawals and other charges assessed against the account balance. These policyholders' account balances also include provision for benefits under non-life contingent payout annuities and certain unearned revenues.

Contingent Liabilities

Amounts related to contingent liabilities are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable. Management evaluates whether there are incremental legal or other costs directly associated with the ultimate resolution of the matter that are reasonably estimable and, if so, they are included in the accrual.

Insurance Revenue and Expense Recognition

Premiums from individual life products, other than interest-sensitive and variable life contracts, are recognized when due. When premiums are due over a significantly shorter period than the period over which benefits are provided, any gross premium in excess of the net premium (i.e., the portion of the gross premium required to provide for all expected future benefits and expenses) is generally deferred and recognized into revenue in a constant relationship to insurance inforce. Benefits are recorded as an expense when they are incurred. Benefits and expenses for these products also include amortization of DAC. A liability for future policy benefits is recorded when premiums are recognized using the net level premium method.

Revenues for variable deferred annuity contracts consist of charges against contractholder account values for mortality and expense risks, administration fees, surrender charges and an annual maintenance fee per contract. Revenues for mortality and expense risk charges and administration fees are recognized as assessed against the contractholder. Surrender charge revenue is recognized when the surrender charge is assessed against the contractholder at the time of surrender. Benefits and expenses for these products also include amortization of DAC and DSI. Liabilities for the variable investment options on annuity contracts represent the account value of the contracts and are included in "Separate account liabilities."

Revenues for fixed immediate annuity and fixed supplementary contracts with and without life contingencies consist of net investment income. In addition, revenues for fixed immediate annuity contracts with life contingencies also consist of single premium payments recognized as annuity

                         Pruco Life Insurance Company

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considerations when received. Benefit liabilities for these contracts are based on applicable actuarial standards with assumed interest rates that generally vary by contract year. Reserves for contracts without life contingencies are included in "Policyholders' account balances" while reserves for contracts with life contingencies are included in "future policy benefits and other policyholder liabilities".

Revenues for variable life insurance contracts consist of charges against contractholder account values or separate accounts for expense charges, administration fees, cost of insurance charges, and surrender charges. Certain contracts also include charges against premium to pay state premium taxes. All of these charges are recognized as revenue when assessed against the contractholder. Fees assessed that represent compensation to the Company for services to be provided in future periods and certain other fees are generally deferred and amortized into revenue over the life of the related contracts in proportion to estimated gross profits. Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration, interest credited to policyholders' account balances and amortization of DAC and DSI.

Certain individual annuity contracts provide the contractholder a guarantee that the benefit received upon death or annuitization will be no less than a minimum prescribed amount, and certain individual life contracts provide no lapse guarantees. These benefits are accounted for as insurance contracts and are discussed in further detail in Note 6. The Company also provides contracts with certain living benefits which are accounted for as embedded derivatives. These contracts are discussed in further detail in Note 6.

Amounts received as payment for interest-sensitive or variable contracts are reported as deposits to "Policyholders' account balances" and/or "Separate account liabilities." Revenues from these contracts are reflected in "Policy charges and fee income" consisting primarily of fees assessed during the period against the policyholders' account balances for mortality and other benefit charges, policy administration charges and surrender charges. In addition to fees, the Company earns investment income from the investment of deposits in the Company's general account portfolio. Fees assessed that represent compensation to the Company for services to be provided in future periods and certain other fees are generally deferred and amortized into revenue over the life of the related contracts in proportion to estimated gross profits. Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration, interest credited to policyholders' account balances and amortization of DAC and DSI.

Premiums, benefits and expenses are stated net of reinsurance ceded to other companies.

Asset Administration Fees

The Company receives asset administration fee income on contractholders' account balances invested in The Prudential Series Funds or, "PSF," which are a portfolio of mutual fund investments related to the Company's separate account products. Also, the Company receives fee income calculated on contractholder separate account balances invested in the Advanced Series Trust Funds (see Note
12). In addition, the Company receives fees from contractholders' account balances invested in funds managed by companies other than affiliates of Prudential Insurance. Asset administration fees are recognized as income when earned.

Derivative Financial Instruments

Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns, and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk used in valuation models. Derivative financial instruments generally used by the Company include swaps, futures, forwards and options and may be exchange-traded or contracted in the over-the-counter ("OTC") market. Derivative positions are carried at fair value, generally by obtaining quoted market prices or through the use of valuation models.

Derivatives are used to manage the interest rate and currency characteristics of assets or liabilities. Additionally, derivatives may be used to seek to reduce exposure to interest rate, credit, foreign currency and equity risks associated with assets held or expected to be purchased or sold, and liabilities incurred or expected to be incurred. As discussed in detail below and in Note 10, all realized and unrealized changes in fair value of derivatives are recorded in current earnings, with the exception of the effective portion of cash flow hedges. Cash flows from derivatives are reported in the operating, investing, or financing activities sections in the Consolidated Statements of Cash Flows based on the nature and purpose of the derivative.

Derivatives are recorded either as assets, within "Trading account assets, at fair value" or "Other long-term investments," or as liabilities, within "Other liabilities," except for embedded derivatives which are recorded with the associated host contract. The Company nets the fair value of all derivative financial instruments with counterparties for which a master netting arrangement has been executed.

The Company designates derivatives as either (1) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow" hedge); or (2) a derivative that does not qualify for hedge accounting.

To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated risk of the hedged item. Effectiveness of the hedge is formally assessed at inception and throughout the life of the hedging relationship. Even if a derivative qualifies for hedge accounting treatment, there may be an element of ineffectiveness of the hedge. Under such circumstances, the ineffective portion is recorded in "Realized investment gains (losses), net."

                         Pruco Life Insurance Company

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The Company formally documents at inception all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives designated as cash flow hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions.

When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in its fair value are recorded in AOCI until earnings are affected by the variability of cash flows being hedged (e.g., when periodic settlements on a variable-rate asset or liability are recorded in earnings). At that time, the related portion of deferred gains or losses on the derivative instrument is reclassified and reported in the income statement line item associated with the hedged item.

If it is determined that a derivative no longer qualifies as an effective cash flow hedge or management removes the hedge designation, the derivative will continue to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in "Realized investment gains (losses), net." The component of AOCI related to discontinued cash flow hedges is reclassified to the income statement line associated with the hedged cash flows consistent with the earnings impact of the original hedged cash flows.

When hedge accounting is discontinued because the hedged item no longer meets the definition of a firm commitment, or because it is probable that the forecasted transaction will not occur by the end of the specified time period, the derivative will continue to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in "Realized investment gains (losses), net." Any asset or liability that was recorded pursuant to recognition of the firm commitment is removed from the balance sheet and recognized currently in "Realized investment gains (losses), net." Gains and losses that were in AOCI pursuant to the hedge of a forecasted transaction are recognized immediately in "Realized investment gains (losses), net."

If a derivative does not qualify for hedge accounting, all changes in its fair value, including net receipts and payments, are included in "Realized investment gains (losses), net" without considering changes in the fair value of the economically associated assets or liabilities.

The Company is a party to financial instruments that contain derivative instruments that are "embedded" in the financial instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are clearly and closely related to the economic characteristics of the remaining component of the financial instrument (i.e., the host contract) and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that (1) the embedded instrument possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded instrument qualifies as an embedded derivative that is separated from the host contract, carried at fair value, and changes in its fair value are included in "Realized investment gains (losses), net." For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company may elect to classify the entire instrument as a trading account asset and report it within "Trading account assets, at fair value."

The Company sells variable annuity contracts that include optional living benefit features that may be treated from an accounting perspective as embedded derivatives. The Company has reinsurance agreements to transfer the risk related to certain of these benefit features to an affiliate, Pruco Reinsurance Ltd. ("Pruco Re"). The embedded derivatives related to the living benefit features and the related reinsurance agreements are carried at fair value and included in "Future policy benefits and other policyholder liabilities" and "Reinsurance recoverables" or "Other liabilities," respectively. Changes in the fair value are determined using valuation models as described in Note 9, and are recorded in "Realized investment gains (losses), net."

The Company, excluding its subsidiaries, also sells certain universal life products that contain a no lapse guarantee provision that is reinsured with an affiliate, Universal Prudential Arizona Reinsurance Company ("UPARC"). The reinsurance of this no lapse guarantee results in an embedded derivative that incurs market risk primarily in the form of interest rate risk. Interest rate sensitivity can result in changes in the reinsurance recoverables that are carried at fair value and included in "Reinsurance recoverables," and changes in "Realized investment gains (losses), net." The Company amended or entered into multiple reinsurance transactions (See Note 12). The settlement of recapture and coinsurance premiums related to these reinsurance transactions occurred subsequent to the effective date of the reinsurance transaction. As a result, the recapture and coinsurance premiums were treated as if settled on the effective date and adjusted for the time elapsed between this date and the settlement date. This adjustment was equal to the earned interest and changes in market values from the effective date through the settlement date related to fixed maturity securities from an asset portfolio within the affiliate company. This settlement feature was accounted for as a derivative.

Short-Term and Long-Term Debt

Liabilities for short-term and long-term debt are primarily carried at an amount equal to unpaid principal balance, net of unamortized discount or premium. Original-issue discount or premium and debt-issue costs are recognized as a component of interest expense over the period the debt is expected to be outstanding, using the interest method of amortization. Short-term debt is debt coming due in the next twelve months, including that portion of debt otherwise classified as long-term. The short-term debt caption may exclude short-term debt items the Company intends to refinance on a long-term basis in the near term. See Note 12 for additional information regarding short-term and long-term debt.

Income Taxes

The Company is a member of the federal income tax return of Prudential Financial and primarily files separate company state and local tax returns. Pursuant to the tax allocation arrangement with Prudential Financial, total federal income tax expense is determined on a separate company basis. Members with losses record tax benefits to the extent such losses are recognized in the consolidated federal tax provision.

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Deferred income taxes are recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes. A valuation allowance is recorded to reduce a deferred tax asset to the amount expected to be realized.

Items required by tax regulations to be included in the tax return may differ from the items reflected in the financial statements. As a result, the effective tax rate reflected in the financial statements may be different than the actual rate applied on the tax return. Some of these differences are permanent such as expenses that are not deductible in the Company's tax return, and some differences are temporary, reversing over time, such as valuation of insurance reserves. Temporary differences create deferred tax assets and liabilities. Deferred tax assets generally represent items that can be used as a tax deduction or credit in future years for which the Company has already recorded the tax benefit in the Company's income statement. Deferred tax liabilities generally represent tax expense recognized in the Company's financial statements for which payment has been deferred, or expenditures for which the Company has already taken a deduction in the Company's tax return but have not yet been recognized in the Company's financial statements.

The application of U.S. GAAP requires the Company to evaluate the recoverability of the Company's deferred tax assets and establish a valuation allowance if necessary to reduce the Company's deferred tax assets to an amount that is more likely than not to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance the Company may consider many factors, including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) in which tax jurisdictions they were generated and the timing of their reversal; (4) taxable income in prior carryback years as well as projected taxable earnings exclusive of reversing temporary differences and carryforwards; (5) the length of time that carryovers can be utilized in the various taxing jurisdictions; (6) any unique tax rules that would impact the utilization of the deferred tax assets; and (7) any tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused. Although realization is not assured, management believes it is more likely than not that the deferred tax assets, net of valuation allowances, will be realized.

U.S. GAAP prescribes a comprehensive model for how a company should recognize, measure, present, and disclose in its financial statements uncertain tax positions that a company has taken or expects to take on tax returns. The application of this guidance is a two-step process, the first step being recognition. The Company determines whether it is more likely than not, based on the technical merits, that the tax position will be sustained upon examination. If a tax position does not meet the more likely than not recognition threshold, the benefit of that position is not recognized in the financial statements. The second step is measurement. The Company measures the tax position as the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate resolution with a taxing authority that has full knowledge of all relevant information. This measurement considers the amounts and probabilities of the outcomes that could be realized upon ultimate settlement using the facts, circumstances, and information available at the reporting date.

The Company's liability for income taxes includes the liability for unrecognized tax benefits, interest and penalties which relate to tax years still subject to review by the Internal Revenue Service ("IRS") or other taxing jurisdictions. Audit periods remain open for review until the statute of limitations has passed. Generally, for tax years which produce net operating losses, capital losses or tax credit carryforwards ("tax attributes"), the statute of limitations does not close, to the extent of these tax attributes, until the expiration of the statute of limitations for the tax year in which they are fully utilized. The completion of review or the expiration of the statute of limitations for a given audit period could result in an adjustment to the liability for income taxes. The Company classifies all interest and penalties related to tax uncertainties as income tax expense.

See Note 8 for additional information regarding income taxes.

Adoption of New Accounting Pronouncements

In December 2013, the Financial Accounting Standards Board ("FASB") issued updated guidance establishing a single definition of a public entity for use in financial accounting and reporting guidance. This new guidance is effective for all current and future reporting periods and did not have a significant effect on the Company's consolidated financial position, results of operations or financial statement disclosures.

In July 2013, the FASB issued new guidance regarding derivatives. The guidance permits the Fed Funds Effective Swap Rate (or Overnight Index Swap Rate) to be used as a U.S. benchmark interest rate for hedge accounting, in addition to the United States Treasury rate and London Inter-Bank Offered Rate ("LIBOR"). The guidance also removes the restriction on using different benchmark rates for similar hedges. The guidance is effective for qualifying new or redesignated hedging relationships entered into on or after July 17, 2013, and was applied prospectively. Adoption of the guidance did not have a significant effect on the Company's consolidated financial position, results of operations or financial statement disclosures.

In July 2013, the FASB issued updated guidance regarding the presentation of unrecognized tax benefits when net operating loss carryforwards, similar tax losses, or tax credit carryforwards exist. This new guidance became effective for interim or annual reporting periods that began after December 15, 2013, and was applied prospectively. Adoption of the guidance did not have a significant effect on the Company's consolidated financial position, results of operations or financial statement disclosures.

In February 2013, the FASB issued updated guidance regarding the presentation of comprehensive income. Under the guidance, an entity is required to separately present information about significant items reclassified out of AOCI by component as well as changes in accumulated other comprehensive income balances by component in either the financial statements or the notes to the financial statements. The guidance does not change the items that are reported in other comprehensive income, does not change when an item of other comprehensive income must be reclassified to net income, and does not amend any existing requirements for reporting net income or other comprehensive income. The guidance became effective for interim or annual reporting periods that began after December 15, 2012 and was applied prospectively. The disclosures required by this guidance are included in Note 3.

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


In December 2011 and January 2013, the FASB issued updated guidance regarding the disclosure of recognized derivative instruments (including bifurcated embedded derivatives), repurchase agreements and securities borrowing/lending transactions that are offset in the statement of financial position or are subject to an enforceable master netting arrangement or similar agreement (irrespective of whether they are offset in the statement of financial position). This new guidance requires an entity to disclose information on both a gross and net basis about instruments and transactions within the scope of this guidance. This new guidance became effective for interim or annual reporting periods that began on or after January 1, 2013, and was applied retrospectively for all comparative periods presented. The disclosures required by this guidance are included in Note 10.

Future Adoption of New Accounting Pronouncements

In February 2015, the FASB issued updated guidance that changes the rules regarding consolidation. The pronouncement eliminates specialized guidance for limited partnerships and similar legal entities, and removes the indefinite deferral for certain investment funds. The new guidance is effective for annual periods and interim periods within those annual periods beginning after December 15, 2015, with early adoption permitted. The Company is currently assessing the impact of the guidance on the Company's consolidated financial position, results of operations and financial statement disclosures.

In January 2014, the FASB issued updated guidance regarding investments in flow-through limited liability entities that manage or invest in affordable housing projects that qualify for the low-income housing tax credit. Under the guidance, an entity is permitted to make an accounting policy election to amortize the initial cost of its investment in proportion to the tax credits and other tax benefits received and recognize the net investment performance in the statement of operations as a component of income tax expense (benefit) if certain conditions are met. The new guidance is effective for annual periods and interim reporting periods within those annual periods, beginning after December 15, 2014, and should be applied retrospectively to all periods presented. The Company is currently assessing the impact of the guidance on the Company's consolidated financial position, results of operations and financial statement disclosures.

In January 2014, the FASB issued updated guidance for troubled debt restructurings clarifying when an in substance repossession or foreclosure occurs, and when a creditor is considered to have received physical possession of residential real estate property collateralizing a consumer mortgage loan. The new guidance is effective for annual periods and interim periods within those annual periods, beginning after December 15, 2014. This guidance can be elected for prospective adoption or by using a modified retrospective transition method. This guidance is not expected to have a significant effect on the Company's consolidated financial position, results of operations or financial statement disclosures.

In May 2014, the FASB issued updated guidance on accounting for revenue recognition. The guidance is based on the core principle that revenue is recognized to depict the transfer of goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods and services. The guidance also requires additional disclosures about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments and changes in judgments and assets recognized from cost incurred to obtain or fulfill a contract. Revenue recognition for insurance contracts is explicitly scoped out of the guidance. The new guidance is effective for annual periods and interim periods within those annual periods, beginning after December 15, 2016 and must be applied using one of two retrospective application methods. Early adoption is not permitted. The Company is currently assessing the impact of the guidance on the Company's consolidated financial position, results of operations and financial statement disclosures.

In August 2014, the FASB issued updated guidance for measuring the financial assets and the financial liabilities of a consolidated collateralized financing entity. Under the guidance, an entity within scope is permitted to measure both the financial assets and financial liabilities of a consolidated collateralized financing entity based on either the fair value of the financial assets or financial liabilities, whichever is more observable. When elected, the measurement alternative will eliminate the measurement difference that exists when both are measured at fair value. The new guidance is effective for annual periods and interim reporting periods within those annual periods, beginning after December 15, 2015. Early adoption will be permitted. This guidance can be elected for modified retrospective or full retrospective adoption. The Company is currently assessing the impact of the guidance on the Company's consolidated financial position, results of operations and financial statement disclosures.

In August 2014, the FASB issued guidance requiring that mortgage loans be derecognized and that a separate other receivable be recognized upon foreclosure if certain conditions are met. Upon foreclosure, the separate other receivable should be measured based on the amount of the loan balance (principal and interest) expected to be recovered from the guarantor. The new guidance is effective for annual periods and interim periods within those annual periods, beginning after December 15, 2014, with early adoption permitted. This guidance can be adopted using either a prospective transition method or a modified retrospective transition method. This guidance is not expected to have a significant impact on the Company's consolidated financial position, results of operations or financial statement disclosures.

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


3.  INVESTMENTS

Fixed Maturities and Equity Securities

The following tables provide information relating to fixed maturities and equity securities (excluding investments classified as trading) as of the dates indicated:

                                                                            December 31, 2014
                                             --------------------------------------------------------------------------------
                                                                                                                 Other-than-
                                                                  Gross           Gross                           temporary
                                                Amortized       Unrealized      Unrealized         Fair          Impairments
                                                  Cost            Gains           Losses           Value         in AOCI (3)
                                             ---------------   -------------   ------------   ---------------   -------------
                                                                              (in thousands)
Fixed maturities, available-for-sale
U.S. Treasury securities and
 obligations of U.S. government
 authorities and agencies                    $        83,372   $       8,711   $          1   $        92,082   $           -
Obligations of U.S. states and their
 political subdivisions                              310,518          15,323            187           325,654               -
Foreign government bonds                              35,228           3,284             14            38,498               -
Public utilities                                     683,652          62,060          3,288           742,424               -
Redeemable preferred stock                             3,185             763            137             3,811               -
All other corporate securities                     3,743,804         227,939         20,820         3,950,923           (247)
Asset-backed securities (1)                          395,180           8,281          1,210           402,251         (3,531)
Commercial mortgage-backed securities                482,769          17,978          1,868           498,879               -
Residential mortgage-backed securities
 (2)                                                 129,165          10,902             25           140,042           (836)
                                             ---------------   -------------   ------------   ---------------   -------------
     Total fixed maturities,
       available-for-sale                    $     5,866,873   $     355,241   $     27,550   $     6,194,564   $     (4,614)
                                             ===============   =============   ============   ===============   =============

Equity securities, available-for-sale
Common Stocks:
   Public utilities                          $            66   $          23   $          -   $            89
   Industrial, miscellaneous & other                       5             173              -               178
   Mutual funds                                       28,470             468            295            28,643
Non-redeemable preferred stocks                          340             250              -               590
                                             ---------------   -------------   ------------   ---------------
     Total equity securities,
       available-for-sale                    $        28,881   $         914   $        295   $        29,500
                                             ===============   =============   ============   ===============

(1)Includes credit-tranched securities collateralized by sub-prime mortgages, auto loans, credit cards, education loans, and other asset types.
(2)Includes publicly-traded agency pass-through securities and collateralized mortgage obligations.
(3)Represents the amount of other-than-temporary impairment losses in AOCI, which were not included in earnings. Amount excludes $10 million of net unrealized gains on impaired available-for-sale securities relating to changes in the value of such securities subsequent to the impairment measurement date.

                                                                           December 31, 2013(4)
                                             ---------------------------------------------------------------------------------
                                                                                                                  Other-than-
                                                                  Gross           Gross                            temporary
                                                Amortized       Unrealized      Unrealized          Fair          Impairments
                                                  Cost            Gains           Losses            Value         in AOCI (3)
                                             ---------------   -------------   -------------   ---------------   -------------
                                                                              (in thousands)
Fixed maturities, available-for-sale
U.S. Treasury securities and
 obligations of U.S. government
 authorities and agencies                    $        89,497   $       5,910   $       1,882   $        93,525   $           -
Obligations of U.S. states and their
 political subdivisions                               83,807           1,518           6,374            78,951               -
Foreign government bonds                              20,357           3,640               -            23,997               -
Public utilities                                     672,260          27,811          25,574           674,497               -
Redeemable preferred stock                               681             126               -               807               -
All other corporate securities                     3,785,906         173,209          93,050         3,866,065           (252)
Asset-backed securities (1)                          216,081           8,687           2,677           222,091         (7,783)
Commercial mortgage-backed securities                510,255          20,316           8,563           522,008               -
Residential mortgage-backed securities
 (2)                                                 160,089          10,870           1,499           169,460           (973)
                                             ---------------   -------------   -------------   ---------------   -------------
     Total fixed maturities,
       available-for-sale                    $     5,538,933   $     252,087   $     139,619   $     5,651,401   $     (9,008)
                                             ===============   =============   =============   ===============   =============

Equity securities, available-for-sale
Common Stocks:
   Public utilities                          $           131   $          29   $           -   $           160
   Industrial, miscellaneous & other                       4              12               -                16
   Mutual funds                                           91               3               3                91
Non-redeemable preferred stocks                          341             163               -               504
                                             ---------------   -------------   -------------   ---------------
     Total equity securities,
       available-for-sale                    $           567   $         207   $           3   $           771
                                             ===============   =============   =============   ===============

(1)Includes credit-tranched securities collateralized by sub-prime mortgages, auto loans, credit cards, education loans, and other asset types.

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------

(2)Includes publicly-traded agency pass-through securities and collateralized mortgage obligations.
(3)Represents the amount of other-than-temporary impairment losses in AOCI, which were not included in earnings. Amount excludes $14 million of net unrealized gains on impaired available-for-sale securities relating to changes in the value of such securities subsequent to the impairment measurement date.
(4)Prior period's amounts are presented on a basis consistent with the current period presentation.

The amortized cost and fair value of fixed maturities by contractual maturities at December 31, 2014, are as follows:

                                                     Available-for-Sale
                                               -------------------------------
                                               Amortized Cost    Fair Value
                                               --------------- ---------------
                                                       (in thousands)
 Due in one year or less                       $       154,305 $       156,481
 Due after one year through five years               1,122,791       1,196,417
 Due after five years through ten years              1,374,498       1,428,687
 Due after ten years                                 2,208,165       2,371,807
 Asset-backed securities                               395,180         402,251
 Commercial mortgage-backed securities                 482,769         498,879
 Residential mortgage-backed securities                129,165         140,042
                                               --------------- ---------------
  Total                                        $     5,866,873 $     6,194,564
                                               =============== ===============

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Asset-backed, commercial mortgage-backed, and residential mortgage-backed securities are shown separately in the table above, as they are not due at a single maturity date.

The following table depicts the sources of fixed maturity proceeds and related investment gains (losses), as well as losses on impairments of both fixed maturities and equity securities:

                                         2014           2013           2012
                                    -------------  -------------- -------------
                                                   (in thousands)
Fixed maturities,
 available-for-sale
 Proceeds from sales                $     245,618  $     816,125  $     116,493
 Proceeds from
   maturities/repayments                  656,249        760,433        903,272
 Gross investment gains from
   sales, prepayments and
   maturities                              20,394         60,261         31,720
 Gross investment losses from
   sales and maturities                    (2,704)       (22,380)        (1,171)

Equity securities,
 available-for-sale
 Proceeds from sales                $      17,873  $      13,603  $       9,862
 Proceeds from
   maturities/repayments                        -              3              -
 Gross investment gains from sales          1,085          1,337          1,027
 Gross investment losses from sales             -           (791)          (529)

Fixed maturity and equity security
 impairments
 Net writedowns for
   other-than-temporary impairment
   losses on fixed maturities
   recognized in earnings (1)       $        (127) $      (4,441) $      (6,236)
 Writedowns for impairments on
   equity securities                            -            (67)        (2,168)

(1)Excludes the portion of other-than-temporary impairments recorded in "Other comprehensive income (loss)," representing any difference between the fair value of the impaired debt security and the net present value of its projected future cash flows at the time of the impairment.

As discussed in Note 2, a portion of certain OTTI losses on fixed maturity securities is recognized in "Other Comprehensive Income (Loss)" ("OCI"). For these securities, the net amount recognized in earnings ("credit loss impairments") represents the difference between the amortized cost of the security and the net present value of its projected future cash flows discounted at the effective interest rate implicit in the debt security prior to impairment. Any remaining difference between the fair value and amortized cost is recognized in OCI. The following tables set forth the amount of pre-tax credit loss impairments on fixed maturity securities held by the Company as of the dates indicated, for which a portion of the OTTI loss was recognized in OCI, and the corresponding changes in such amounts.

                                                     Year Ended     Year Ended
                                                    December 31,   December 31,
                                                        2014           2013
                                                    ---------------------------
                                                          (in thousands)
 Balance, beginning of period                           $ 14,660    $    27,702
 Credit loss impairments previously recognized on
  securities which matured, paid down, prepaid or
  were sold during the period                            (6,533)       (14,330)
 Credit loss impairment recognized in the current
  period on securities not previously impaired                 -             31
 Additional credit loss impairments recognized in
  the current period on securities previously
  impaired                                                     -            798
 Increases due to the passage of time on
  previously recorded credit losses                        1,098            915
 Accretion of credit loss impairments previously
  recognized due to an increase in cash flows
  expected to be collected                                 (496)          (456)
                                                    ------------   ------------
 Balance, end of period                                 $  8,729    $    14,660
                                                    ============   ============

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


Trading Account Assets

The following table sets forth the composition of "Trading account assets" as of the dates indicated:

                                   December 31, 2014           December 31, 2013
                              --------------------------- ---------------------------
                                Amortized       Fair        Amortized       Fair
                                  Cost          Value         Cost          Value
                              ------------- ------------- ------------- -------------
                                                  (in thousands)
Fixed maturities              $      43,490 $      44,121 $      14,118 $      16,162
Equity securities                     3,447         5,540         1,388         2,730
                              ------------- ------------- ------------- -------------
Total trading account assets  $      46,937 $      49,661 $      15,506 $      18,892
                              ============= ============= ============= =============

The net change in unrealized gains (losses) from trading account assets still held at period end, recorded within "Other income" was $(0.7) million, $2.7 million, and $(0.5) million during the years ended December 31, 2014, 2013, and 2012, respectively.

Commercial Mortgage and Other Loans

The Company's commercial mortgage and other loans are comprised as follows, as of the dates indicated:

                                                           December 31, 2014                 December 31, 2013
                                                   --------------------------------- --------------------------------
                                                        Amount           % of             Amount                % of
                                                    (in thousands)       Total        (in thousands)            Total
                                                   ----------------   -----------    ----------------        -----------
Commercial and agricultural mortgage loans by
 property type:
Retail                                             $        439,679          26.2%   $        467,059               30.5%
Apartments/Multi-Family                                     401,568          23.9             298,365               19.5
Industrial                                                  286,104          17.1             272,239               17.7
Office                                                      244,072          14.6             195,499               12.8
Other                                                        99,083           5.9             102,294                6.6
Hospitality                                                  92,126           5.5              90,085                5.9
                                                   ----------------   -----------    ----------------        -----------
Total commercial mortgage loans                           1,562,632          93.2           1,425,541               93.0
Agricultural property loans                                 114,665           6.8             107,118                7.0
                                                   ----------------   -----------    ----------------        -----------
Total commercial and agricultural mortgage loans
 by property type                                         1,677,297         100.0%          1,532,659              100.0%
                                                                      ===========                            ===========
Valuation allowance                                         (4,154)                           (8,904)
                                                   ----------------                  ----------------
Total net commercial and agricultural mortgage
 loans by property type                                   1,673,143                         1,523,755
                                                   ----------------                  ----------------
Other Loans
Uncollateralized loans                                        8,410                             8,410
Valuation allowance                                               -                                 -
                                                   ----------------                  ----------------
Total net other loans                                         8,410                             8,410
                                                   ----------------                  ----------------
Total commercial mortgage and other loans          $      1,681,553                  $      1,532,165
                                                   ================                  ================

The commercial mortgage and agricultural property loans are geographically dispersed throughout the United States and other countries with the largest concentrations in California (21%), Texas (12%), and New Jersey (10%) at December 31, 2014.

Activity in the allowance for credit losses for all commercial mortgage and other loans, as of the dates indicated, is as follows:

                                                 December 31, 2014      December 31, 2013     December 31, 2012
                                                 ------------------     -----------------     -----------------
                                                                         (in thousands)
Allowance for credit losses, beginning of year   $            8,904     $          6,028      $         12,813
Addition to / (release of) allowance for losses             (1,832)                2,876               (1,551)
Charge-offs, net of recoveries                              (2,918)                    -               (5,234)
                                                 ------------------     -----------------     -----------------
Total ending balance (1)                         $            4,154     $          8,904      $          6,028
                                                 ==================     =================     =================

(1)Agricultural loans represent $0.1 million, $0.3 million, and $0.4 million of the ending allowance at December 31, 2014, 2013 and 2012, respectively.

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


The following tables set forth the allowance for credit losses and the recorded investment in commercial mortgage and other loans as of the dates indicated:

                                                               December 31, 2014     December 31, 2013
                                                              -----------------------------------------
                                                                           (in thousands)
Allowance for Credit Losses:
Individually evaluated for impairment (1)                     $               940   $             3,084
Collectively evaluated for impairment (2)                                   3,214                 5,820
                                                              -------------------   -------------------
Total ending balance                                          $             4,154   $             8,904
                                                              ===================   ===================

Recorded Investment: (3)
Gross of reserves: individually evaluated for impairment (1)  $            15,875   $             6,392
Gross of reserves: collectively evaluated for impairment (2)            1,669,832             1,534,677
                                                              -------------------   -------------------
Total ending balance, gross of reserves                       $         1,685,707   $         1,541,069
                                                              ===================   ===================

(1)There were no agricultural or uncollateralized loans individually evaluated for impairments at both December 31, 2014 and 2013.
(2)Agricultural loans collectively evaluated for impairment had a recorded investment of $115 million and $107 million at December 31, 2014 and 2013, respectively, and a related allowance of $0.1 million and $0.3 million at December 31, 2014 and 2013, respectively. Uncollateralized loans collectively evaluated for impairment had a recorded investment of $8 million at both December 31, 2014 and 2013 and no related allowance for both periods.
(3)Recorded investment reflects the balance sheet carrying value gross of related allowance.

Impaired loans include those loans for which it is probable that all amounts due will not be collected according to the contractual terms of the loan agreement. Impaired commercial mortgage and other loans identified in management's specific review of probable loan losses and the related allowance for losses, as of December 31, 2014, had a recorded investment and unpaid principal balance of $15.9 million and related allowance of $0.9 million primarily related to office property types. Impaired commercial mortgage and other loans identified in management's specific review of probable loan losses and the related allowance for losses, as of December 31, 2013, had a recorded investment and unpaid principal balance of $6.4 million and related allowance of $3.1 million primarily related to other property types. At both December 31, 2014 and 2013, the Company held no impaired agricultural or uncollateralized loans. Net investment income recognized on impaired commercial mortgage loans totaled $0.8 million as of December 31, 2014. There was no material net investment income recognized on these loans as of December 31, 2013.

Impaired commercial mortgage and other loans with no allowance for losses are loans in which the fair value of the collateral or the net present value of the loans' expected future cash flows equals or exceeds the recorded investment. The Company had no such loans at both December 31, 2014 and 2013. See Note 2 for information regarding the Company's accounting policies for non-performing loans.

The following table sets forth certain key credit quality indicators as of December 31, 2014, based upon the recorded investment gross of allowance for credit losses.

Total commercial and agricultural mortgage loans

                                                          Debt Service Coverage Ratio - December 31, 2014
                                                  ---------------------------------------------------------------
                                                  Greater than 1.2X 1.0X to <1.2X Less than 1.0X      Total
                                                  ----------------- ------------- -------------- ----------------
Loan-to-Value Ratio                                                       (in thousands)
0%-59.99%                                         $        997,610  $      24,491 $       9,393  $      1,031,494
60%-69.99%                                                 372,958         15,741        13,981           402,680
70%-79.99%                                                 177,956         31,463         3,493           212,912
Greater than 80%                                             2,991         22,068         5,152            30,211
                                                  ----------------  ------------- -------------  ----------------
Total commercial and agricultural mortgage loans  $      1,551,515  $      93,763 $      32,019  $      1,677,297
                                                  ================  ============= =============  ================

The following table sets forth certain key credit quality indicators as of December 31, 2013, based upon the recorded investment gross of allowance for credit losses.

Total commercial and agricultural mortgage loans

                                                          Debt Service Coverage Ratio - December 31, 2013
                                                  ---------------------------------------------------------------
                                                  Greater than 1.2X 1.0X to <1.2X Less than 1.0X      Total
                                                  ----------------- ------------- -------------- ----------------
Loan-to-Value Ratio                                                       (in thousands)
0%-59.99%                                         $        894,897  $      11,196 $       9,323  $        915,416
60%-69.99%                                                 314,325         28,420         4,327           347,072
70%-79.99%                                                 183,853          9,295        25,626           218,774
Greater than 80%                                            24,000          5,310        22,087            51,397
                                                  ----------------  ------------- -------------  ----------------
Total commercial and agricultural mortgage loans  $      1,417,075  $      54,221 $      61,363  $      1,532,659
                                                  ================  ============= =============  ================

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------

As of December 31, 2014 and 2013, $1.7 billion and $1.5 billion, respectively, of commercial mortgage and other loans were in current status. As of December 31, 2014, no commercial mortgage and other loans were classified as past due. As of December 31, 2013, $6.4 million of commercial mortgage and other loans were classified as past due, primarily related to other property types. The Company defines current in its aging of past due commercial mortgage and other loans as less than 30 days past due.

As of December 31, 2014, $15.9 million of commercial mortgage and other loans were in nonaccrual status based upon the recorded investment gross of allowance for credit losses. As of December 31, 2013, $6.4 million of commercial mortgage and other loans were in nonaccrual status based upon the recorded investment gross of allowance for credit losses, primarily related to other property types. Nonaccrual loans are those on which the accrual of interest has been suspended after the loans become 90 days delinquent as to principal or interest payments, or earlier when the Company has doubts about collectability and loans for which a loan specific reserve has been established. See Note 2 for further discussion regarding nonaccrual status loans.

For the years ended December 31, 2014 and 2013, there were no commercial mortgage and other loans acquired, other than those through direct origination, or sold.

The Company's commercial mortgage and other loans may occasionally be involved in a troubled debt restructuring. As of both December 31, 2014 and 2013, the Company had no significant commitments to fund to borrowers that have been involved in a troubled debt restructuring. For the year ended December 31, 2014 there were no new troubled debt restructurings related to commercial mortgage and other loans, and no payment defaults on commercial mortgages. For the year ended December 31, 2014 and 2013, there were no adjusted pre-modification outstanding recorded investments or post-modification outstanding recorded investments. For the years ended December 31, 2014 and 2013, there were no payment defaults on commercial mortgage and other loans that were modified as a troubled debt restructuring within the 12 months preceding each respective period. See Note 2 for additional information relating to the accounting for troubled debt restructurings.

Other Long-Term Investments

The following table sets forth the composition of "Other long-term investments" at December 31 for the years indicated.

                                                2014           2013
                                           -------------- --------------
                                                  (in thousands)
Company's investment in Separate accounts  $       25,761 $       29,739
Joint ventures and limited partnerships           244,330        196,538
Derivatives                                        28,052            427
                                           -------------- --------------
Total other long-term investments          $      298,143 $      226,704
                                           ============== ==============

Net Investment Income

Net investment income for the years ended December 31, was from the following sources:

                                                 2014          2013          2012
                                             ------------- ------------- -------------
                                                          (in thousands)
Fixed maturities, available-for-sale         $     262,532 $     278,747 $     270,790
Equity securities, available-for-sale                    2             1            52
Trading account assets                               1,018           657           981
Commercial mortgage and other loans                 81,848        84,006        84,232
Policy loans                                        60,847        59,287        58,007
Short-term investments and cash equivalents            528           654         1,003
Other long-term investments                         16,962        15,023        21,224
                                             ------------- ------------- -------------
Gross investment income                            423,737       438,375       436,289
Less: investment expenses                         (19,719)      (19,364)      (18,779)
                                             ------------- ------------- -------------
  Net investment income                      $     404,018 $     419,011 $     417,510
                                             ============= ============= =============

Carrying value for non-income producing assets included $9 million in fixed maturities as of December 31, 2014. Non-income producing assets represent investments that have not produced income for the preceding twelve months.

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


Realized Investment Gains (Losses), Net

Realized investment gains (losses), net, for the years ended December 31, were from the following sources:

                                                2014          2013           2012
                                            ------------------------------------------
                                                          (in thousands)
Fixed maturities                            $      17,563 $      33,440 $       24,314
Equity securities                                   1,085           480        (1,670)
Commercial mortgage and other loans                 4,644         5,494          7,307
Joint ventures and limited partnerships               210          (83)              -
Derivatives                                        90,556      (52,799)      (186,425)
Other                                                   9            18             27
                                            ------------- ------------- --------------
  Realized investment gains (losses), net   $     114,067 $    (13,450) $    (156,447)
                                            ============= ============= ==============

Accumulated Other Comprehensive Income (Loss)

The balance of and changes in each component of "Accumulated other comprehensive income (loss)" for the years ended December 31, are as follows:

                                                                  Accumulated Other Comprehensive Income (Loss)
                                                               ---------------------------------------------------
                                                                                                 Total Accumulated
                                                               Foreign Currency  Net Unrealized        Other
                                                                 Translation    Investment Gains   Comprehensive
                                                                  Adjustment      (Losses) (1)     Income (Loss)
                                                               ---------------- ---------------- -----------------
                                                                                 (in thousands)
Balance, December 31, 2011                                      $          133   $     213,495     $     213,628
Change in component during period (2)                                      124          53,709            53,833
                                                                --------------   -------------     -------------
Balance, December 31, 2012                                      $          257   $     267,204     $     267,461
Change in component during period (2)                                      146       (210,961)         (210,815)
                                                                --------------   -------------     -------------
Balance, December 31, 2013                                      $          403   $      56,243     $      56,646
Change in other comprehensive income before reclassifications            (723)         207,134           206,411
Amounts reclassified from AOCI                                               -        (18,649)          (18,649)
Income tax benefit (expense)                                               253        (65,970)          (65,717)
                                                                --------------   -------------     -------------
Balance, December 31, 2014                                      $         (67)   $     178,758     $     178,691
                                                                ==============   =============     =============

(1)Includes cash flow hedges of $12 million, $(5) million, and $0 as of December 31, 2014, 2013, and 2012, respectively.
(2)Net of taxes.

Reclassifications out of Accumulated Other Comprehensive Income (Loss)

                                                                  Year Ended        Year Ended        Year Ended
                                                               December 31, 2014 December 31, 2013 December 31, 2012
                                                               ----------------- ----------------- -----------------
                                                                                  (in thousands)
Amounts reclassified from AOCI (1)(2):
Net unrealized investment gains (losses):
 Cash flow hedges--Currency/Interest rate (3)                    $      6,594      $        329      $      1,754
                                                                 ------------      ------------      ------------
 Net unrealized investment gains (losses) on
   available-for-sale securities (4)                                   12,055            33,591            20,890
                                                                 ------------      ------------      ------------
   Total net unrealized investment gains (losses)                      18,649            33,920            22,644
                                                                 ------------      ------------      ------------
    Total reclassifications for the period                       $     18,649      $     33,920      $     22,644
                                                                 ============      ============      ============

(1)All amounts are shown before tax.
(2)Positive amounts indicate gains/benefits reclassified out of AOCI. Negative amounts indicate losses/costs reclassified out of AOCI.
(3)See Note 10 for additional information on cash flow hedges.
(4)See table below for additional information on unrealized investment gains (losses), including the impact on deferred policy acquisition and other costs, future policy benefits and policyholders' account balances.

Net Unrealized Investment Gains (Losses)

Net unrealized investment gains and losses on securities classified as available-for-sale and certain other long-term investments and other assets are included in the Company's Consolidated Statements of Financial Position as a component of AOCI. Changes in these amounts include reclassification

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------

adjustments to exclude from "Other comprehensive income (loss)" those items that are included as part of "Net income" for a period that had been part of "Other comprehensive income (loss)" in earlier periods. The amounts for the periods indicated below, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other net unrealized investment gains and losses, are as follows:

Net Unrealized Investment Gains and Losses on Fixed Maturity Securities on which an OTTI loss has been recognized

                                                                                                              Accumulated
                                                                                                                 Other
                                                                                                             Comprehensive
                                                             Deferred      Future Policy                     Income (Loss)
                                                              Policy        Benefits and      Deferred       Related To Net
                                           Net Unrealized   Acquisition    Policyholders'    Income Tax        Unrealized
                                           Gains (Losses)    Costs and        Account        (Liability)       Investment
                                           on Investments   Other Costs     Balances(1)        Benefit       Gains (Losses)
                                           --------------   ------------   --------------   --------------   --------------
                                                                            (in thousands)
Balance, December 31, 2011                 $    (18,648)    $     10,187    $    (2,936)    $        3,958    $    (7,439)
Net investment gains (losses) on
 investments arising during the period            11,444               -               -           (4,005)           7,439
Reclassification adjustment for (gains)
 losses included in net income                     6,755               -               -           (2,364)           4,391
Reclassification adjustment for OTTI
 losses excluded from net income(1)                (169)               -               -                59           (110)
Impact of net unrealized investment
 (gains) losses on deferred policy
 acquisition costs and other costs                     -         (9,892)               -             3,462         (6,430)
Impact of net unrealized investment
 (gains) losses on future policy
 benefits and policyholders' account
 balances                                              -               -           3,499           (1,225)           2,274
                                           --------------   ------------   --------------   --------------   --------------
Balance, December 31, 2012                 $       (618)    $        295    $        563    $        (115)    $        125
                                           --------------   ------------   --------------   --------------   --------------
Net investment gains (losses) on
 investments arising during the period             1,053               -               -             (369)             684
Reclassification adjustment for (gains)
 losses included in net income                     4,114               -               -           (1,440)           2,674
Reclassification adjustment for OTTI
 losses excluded from net income(1)                 (51)               -               -                18            (33)
Impact of net unrealized investment
 (gains) losses on deferred policy
 acquisition costs and other costs                     -         (3,619)               -             1,266         (2,353)
Impact of net unrealized investment
 (gains) losses on future policy
 benefits and policyholders' account
 balances                                              -               -           1,256             (439)             817
                                           --------------   ------------   --------------   --------------   --------------
Balance, December 31, 2013                 $       4,498    $    (3,324)    $      1,819    $      (1,079)    $      1,914
                                           --------------   ------------   --------------   --------------   --------------
Net investment gains (losses) on
 investments arising during the period               996               -               -             (348)             648
Reclassification adjustment for (gains)
 losses included in net income                     (161)               -               -                56           (105)
Reclassification adjustment for OTTI
 losses excluded from net income(1)                    -               -               -                 -               -
Impact of net unrealized investment
 (gains) losses on deferred policy
 acquisition costs and other costs                     -             786               -             (275)             511
Impact of net unrealized investment
 (gains) losses on future policy
 benefits and policyholders' account
 balances                                              -               -           (591)               206           (385)
                                           --------------   ------------   --------------   --------------   --------------
Balance, December 31, 2014                 $       5,333    $    (2,538)    $      1,228    $      (1,440)    $      2,583
                                           ==============   ============   ==============   ==============   ==============

(1)Balances are net of reinsurance.

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


All Other Net Unrealized Investment Gains and Losses in AOCI

                                                                                                             Accumulated
                                                                                                                Other
                                                                                                            Comprehensive
                                                       Deferred        Future Policy                        Income (Loss)
                                  Net Unrealized        Policy          Benefits and        Deferred        Related To Net
                                  Gains (Losses)      Acquisition      Policyholders'      Income Tax         Unrealized
                                        on             Costs and          Account          (Liability)        Investment
                                  Investments(1)      Other Costs       Balances(2)          Benefit        Gains (Losses)
                                 ----------------   ----------------   ---------------   ---------------   ----------------
                                                                       (in thousands)
Balance, December 31, 2011       $        443,637   $      (179,520)   $        75,345   $     (118,533)   $        220,929
Net investment gains (losses)
 on investments arising
 during the period                         90,693                  -                 -          (31,738)             58,955
Reclassification adjustment
 for (gains) losses included
 in net income                           (29,399)                  -                 -            10,290           (19,109)
Reclassification adjustment
 for OTTI losses excluded
 from net income(2)                           169                  -                 -              (59)                110
Impact of net unrealized
 investment (gains) losses on
 deferred policy acquisition
 costs and other costs                          -           (40,688)                 -            14,065           (26,623)
Impact of net unrealized
 investment (gains) losses on
 future policy benefits and
 policyholders' account
 balances                                       -                  -            50,488          (17,671)             32,817
                                 ----------------   ----------------   ---------------   ---------------   ----------------
Balance, December 31, 2012       $        505,100   $      (220,208)   $       125,833   $     (143,646)   $        267,079
                                 ----------------   ----------------   ---------------   ---------------   ----------------
Net investment gains (losses)
 on investments arising
 during the period                      (343,964)                  -                 -           120,388          (223,576)
Reclassification adjustment
 for (gains) losses included
 in net income                           (38,034)                  -                 -            13,312           (24,722)
Reclassification adjustment
 for OTTI losses excluded
 from net income(2)                            51                  -                 -              (18)                 33
Impact of net unrealized
 investment (gains) losses on
 deferred policy acquisition
 costs and other costs                          -            177,178                 -          (62,012)            115,166
Impact of net unrealized
 investment (gains) losses on
 future policy benefits and
 policyholders' account
 balances                                       -                  -         (122,540)            42,889           (79,651)
                                 ----------------   ----------------   ---------------   ---------------   ----------------
Balance, December 31, 2013       $        123,153   $       (43,030)   $         3,293   $      (29,087)   $         54,329
                                 ----------------   ----------------   ---------------   ---------------   ----------------
Net investment gains (losses)
 on investments arising
 during the period                        239,912                  -                 -          (83,969)            155,943
Reclassification adjustment
 for (gains) losses included
 in net income                           (18,488)                  -                 -             6,471           (12,017)
Reclassification adjustment
 for OTTI losses excluded
 from net income(2)                             -                  -                 -                 -                  -
Impact of net unrealized
 investment (gains) losses on
 deferred policy acquisition
 costs and other costs                          -           (69,799)                 -            24,430           (45,369)
Impact of net unrealized
 investment (gains) losses on
 future policy benefits and
 policyholders' account
 balances                                       -                  -            35,829          (12,540)             23,289
                                 ----------------   ----------------   ---------------   ---------------   ----------------
Balance, December 31, 2014       $        344,577   $      (112,829)   $        39,122   $      (94,695)   $        176,175
                                 ================   ================   ===============   ===============   ================

(1)Includes cash flow hedges. See Note 10 for information on cash flow hedges.
(2)Balances are net of reinsurance.

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


Net Unrealized Gains (Losses) on Investments by Asset Class

The table below presents net unrealized gains (losses) on investments by asset class as of the dates indicated:

                                                                          2014           2013           2012
                                                                     -------------- -------------- --------------

                                                                                    (in thousands)
Fixed maturity securities on which an OTTI loss has been recognized  $        5,333 $        4,498 $        (618)
Fixed maturity securities, available-for-sale--all other                    322,358        107,970        474,128
Equity securities, available-for-sale                                           619            204          1,208
Derivatives designated as cash flow hedges(1)                                11,585        (4,701)            147
Other investments                                                            10,015         19,680         29,617
                                                                     -------------- -------------- --------------
Net unrealized gains (losses) on investments                         $      349,910 $      127,651 $      504,482
                                                                     ============== ============== ==============

(1)See Note 10 for more information on cash flow hedges.

Duration of Gross Unrealized Loss Positions for Fixed Maturities and Equity Securities

The following table shows the fair value and gross unrealized losses aggregated by investment category and length of time that individual fixed maturity securities and equity securities have been in a continuous unrealized loss position, at December 31 for the years indicated:

                                                                                       2014
                                                    --------------------------------------------------------------------------
                                                     Less than twelve months   Twelve months or more           Total
                                                    ------------------------- ----------------------- ------------------------
                                                                     Gross                   Gross                    Gross
                                                                   Unrealized              Unrealized               Unrealized
                                                      Fair Value    Losses     Fair Value   Losses     Fair Value    Losses
                                                    ------------- ----------- ----------- ----------- ------------ -----------
                                                                                  (in thousands)
Fixed maturities, available-for-sale
U.S. Treasury securities and obligations of
 U.S. government authorities and agencies           $         994 $        1  $        -  $        -  $        994 $        1
Obligations of U.S. states and their political
 subdivisions                                               9,852        125       2,886          62        12,738        187
Foreign government bonds                                    2,246         14                       -         2,246         14
Public utilities                                           30,974      1,618      45,756       1,670        76,730      3,288
All other corporate securities                            356,348     13,194     260,985       7,763       617,333     20,957
Asset-backed securities                                   209,774        737      54,711         473       264,485      1,210
Commercial mortgage-backed securities                      15,824        155      87,606       1,713       103,430      1,868
Residential mortgage-backed securities                        776         11       3,878          14         4,654         25
                                                    ------------- ----------  ----------  ----------  ------------ ----------
   Total                                            $     626,788 $   15,855  $  455,822  $   11,695  $  1,082,610 $   27,550
                                                    ============= ==========  ==========  ==========  ============ ==========

Equity securities, available-for-sale               $      14,706 $      295  $        -  $        -  $     14,706 $      295
                                                    ============= ==========  ==========  ==========  ============ ==========

                                                                                     2013(1)
                                                    --------------------------------------------------------------------------
                                                     Less than twelve months   Twelve months or more           Total
                                                    ------------------------- ----------------------- ------------------------
                                                                     Gross                   Gross                    Gross
                                                                  Unrealized              Unrealized               Unrealized
                                                     Fair Value     Losses    Fair Value    Losses    Fair Value     Losses
                                                    ------------- ----------- ----------- ----------- ------------ -----------
                                                                                  (in thousands)
Fixed maturities, available-for-sale
U.S. Treasury securities and obligations of
 U.S. government authorities and agencies           $      24,123 $    1,882  $        -  $        -  $     24,123 $    1,882
Obligations of U.S. states and their political
 subdivisions                                              51,216      5,904       2,496         470        53,712      6,374
Foreign government bonds                                        -          -           -           -             -          -
Public utilities                                          319,224     23,475      11,917       2,099       331,141     25,574
All other corporate securities                          1,277,244     78,305      85,814      14,745     1,363,058     93,050
Asset-backed securities                                    93,021      1,418      11,782       1,259       104,803      2,677
Commercial mortgage-backed securities                     116,371      6,706      19,605       1,857       135,976      8,563
Residential mortgage-backed securities                     42,121      1,472       3,225          27        45,346      1,499
                                                    ------------- ----------  ----------  ----------  ------------ ----------
   Total                                            $   1,923,320 $  119,162  $  134,839  $   20,457  $  2,058,159 $  139,619
                                                    ============= ==========  ==========  ==========  ============ ==========

Equity securities, available-for-sale               $          44 $        3  $        -  $        -  $         44 $        3
                                                    ============= ==========  ==========  ==========  ============ ==========

(1)Prior period's amounts are presented on a basis consistent with the current period presentation.

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


The gross unrealized losses on fixed maturity securities at December 31, 2014 and 2013, were composed of $21 million and $136 million, respectively, related to high or highest quality securities based on the National Association of Insurance Commissioners ("NAIC") or equivalent rating and $6 million and $4 million, respectively, related to other than high or highest quality securities based on NAIC or equivalent rating. At December 31, 2014, the $12 million of gross unrealized losses of twelve months or more were concentrated in the energy, consumer non-cyclical, consumer cyclical, and utility sectors of the Company's corporate securities. At December 31, 2013, the $20 million of gross unrealized losses of twelve months or more were concentrated in the consumer non-cyclical, utility, and basic industry sectors of the Company's corporate securities. In accordance with its policy described in Note 2, the Company concluded that an adjustment to earnings for other-than-temporary impairments for these securities was not warranted at December 31, 2014 or 2013. These conclusions are based on a detailed analysis of the underlying credit and cash flows on each security. The gross unrealized losses are primarily attributable to credit spread widening. At December 31, 2014, the Company does not intend to sell these securities and it is not more likely than not that the Company will be required to sell these securities before the anticipated recovery of its remaining amortized cost basis.

At both December 31, 2014 and 2013, none of the gross unrealized losses related to equity securities represented declines in value of greater than 20%. In accordance with our policy described in Note 2, the Company concluded that an adjustment for other-than-temporary impairments for these equity securities was not warranted at December 31, 2014 or 2013.

Securities Pledged and Special Deposits

The Company pledges as collateral investment securities it owns to unaffiliated parties through certain transactions, including securities lending, securities sold under agreements to repurchase, collateralized borrowings and postings of collateral with derivative counterparties. At December 31, the carrying value of investments pledged to third parties as reported in the Consolidated Statements of Financial Position included the following:

                                                   2014          2013
                                               ------------- -------------
                                                     (in thousands)
Fixed maturity securities, available for sale  $      63,100 $      81,849
Trading account assets                                     -             -
Equity Securities                                          -             -
                                               ------------- -------------
Total securities pledged                       $      63,100 $      81,849
                                               ============= =============

As of December 31, 2014, the carrying amount of the associated liabilities supported by the pledged collateral was $65 million, all of which was "Cash collateral for loaned securities." There were no "Securities sold under agreements to repurchase." As of December 31, 2013, the carrying amount of the associated liabilities supported by the pledged collateral was $85 million, all of which was "Cash collateral for loaned securities." There were no "Securities sold under agreements to repurchase."

In the normal course of its business activities, the Company accepts collateral that can be sold or repledged. The primary sources of this collateral are securities purchased under agreements to resell. The fair value of this collateral was $94 million and $0 at December 31, 2014 and 2013, respectively, all of which had either been sold or repledged.

Fixed maturities of $4 million at both December 31, 2014 and 2013 were on deposit with governmental authorities or trustees as required by certain insurance laws.

4.  DEFERRED POLICY ACQUISITION COSTS

The balances of and changes in deferred policy acquisition costs as of and for the years ended December 31, are as follows:

                                                                               2014             2013             2012
                                                                         ---------------- ---------------- ----------------
                                                                                           (in thousands)
Balance, beginning of year                                               $      5,034,299 $      3,679,061 $      2,545,600
Capitalization of commissions, sales and issue expenses                           626,718          822,075        1,171,759
Amortization-Impact of assumption and experience unlocking and true-ups           272,385          (9,167)           60,313
Amortization-All other                                                          (708,554)          533,478         (21,345)
Change in unrealized investment gains and losses                                 (67,056)          167,880         (53,651)
Ceded DAC upon Coinsurance Treaty with PAR U and PURC (See Note 12)              (90,937)        (159,028)         (23,616)
                                                                         ---------------- ---------------- ----------------
Balance, end of year                                                     $      5,066,855 $      5,034,299 $      3,679,061
                                                                         ================ ================ ================

Deferred acquisition costs include reductions in capitalization and amortization related to reinsurance expense allowances resulting from the coinsurance treaties with PARCC, PAR Term, Term Re, PAR U and PURC, reductions for the initial balance transferred to PAR U and PURC at inception of the coinsurance agreements and the pass through of the GUL business related to the acquisition of The Hartford Life business assumed from Prudential Insurance and subsequently retroceded to PAR U as discussed in Note 12.

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


Capitalization balances related to reinsurance amounted to $337 million, $285 million, and $249 million in 2014, 2013, and 2012, respectively. Amortization balances related to reinsurance amounted to $204 million, $89 million and $180 million in 2014, 2013, and 2012, respectively. Reinsurance impacts to the change in unrealized gains/(losses) resulted in a decrease in the deferred acquisition cost asset of $161 million in 2013 and increased the deferred acquisition cost asset $142 million and $44 million in 2014 and in 2012 respectively.

5.  POLICYHOLDERS' LIABILITIES

Future Policy Benefits

Future policy benefits at December 31, are as follows:

                                                      2014                  2013
                                              --------------------- --------------------

                                                            (in thousands)
Life insurance - domestic                     $           7,285,791 $          5,768,262
Life insurance - Taiwan                                   1,151,882            1,151,503
Individual and group annuities                              457,324              320,451
Policy claims and other contract liabilities              5,020,333            (323,547)
                                              --------------------- --------------------
Total future policy benefits                  $          13,915,330 $          6,916,669
                                              ===================== ====================

Life insurance liabilities include reserves for death benefits and other policy benefits. Individual and group annuity liabilities include reserves for annuities that are in payout status.

Future policy benefits for domestic and Taiwan individual non-participating traditional life insurance policies are generally equal to the present value of future benefit payments and related expenses, less the present value of future net premiums. Assumptions as to mortality, morbidity and persistency are based on the Company's experience, industry data, and/or other factors, when the basis of the reserve is established. Interest rates used in the determination of the present values range from 2.5% to 8.3% for setting domestic insurance reserves and 6.2% to 7.4% for setting Taiwan reserves.

Future policy benefits for individual and group annuities and supplementary contracts are generally equal to the present value of expected future payments. Assumptions as to mortality are based on the Company's experience, industry data, and/or other factors when the basis of the reserve is established. The interest rates used in the determination of the present values range from 0.0% to 14.8%, with approximately 1.1% of the reserves based on an interest rate in excess of 8.0%.

The Company's liability for future policy benefits for other contract liabilities are primarily guaranteed benefit liabilities related to certain nontraditional long-duration life and annuity contracts accounted for as embedded derivatives. The interest rates used in the determination of the present values range from 0.4% to 4.0%. See Note 6 for additional information regarding liabilities for guaranteed benefits related to certain nontraditional long-duration contracts.

Policyholders' Account Balances

Policyholders' account balances at December 31, are as follows:

                                               2014                  2013
                                       --------------------- ---------------------

                                                     (in thousands)
Interest-sensitive life contracts      $          11,906,915 $          11,456,129
Individual annuities                               2,088,468             1,624,523
Guaranteed interest accounts                         413,074               450,738
Other                                                841,598               771,940
                                       --------------------- ---------------------
Total policyholders' account balances  $          15,250,055 $          14,303,330
                                       ===================== =====================

Policyholders' account balances represent an accumulation of account deposits plus credited interest less withdrawals, expenses and mortality charges, if applicable. These policyholders' account balances also include provisions for benefits under non-life contingent payout annuities. Interest crediting rates range from 0.4% to 4.5% for interest-sensitive contracts. Interest crediting rates for individual annuities may range from 0.0% to 6.3%. Interest crediting rates for guaranteed interest accounts range from 1.0% to 6.0%. Interest crediting rates range from 0.0% to 8.0% for other. Included in interest-sensitive life contracts at December 31, 2014, are $4.8 billion GUL business assumed from Prudential Insurance in connection with the acquisition of the Hartford life business.

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


6.  CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS

The Company issues traditional variable annuity contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issues variable annuity contracts with general and separate account options where the Company contractually guarantees to the contractholder a return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"). In certain of these variable annuity contracts, the Company also contractually guarantees to the contractholder a return of no less than (1) total deposits made to the contract less any partial withdrawals plus a minimum return ("minimum return"), and/or (2) the highest contract value on a specified date adjusted for any withdrawals ("contract value"). These guarantees include benefits that are payable in the event of death, annuitization or at specified dates during the accumulation period and withdrawal and income benefits payable during specified periods. The Company also issues annuity contracts with market value adjusted investment options ("MVAs"), which provide for a return of principal plus a fixed rate of return if held to maturity, or, alternatively, a "market adjusted value" if surrendered prior to maturity or if funds are allocated to other investment options. The market value adjustment may result in a gain or loss to the Company, depending on crediting rates or an indexed rate at surrender, as applicable. The Company also issues fixed deferred annuity contracts without MVA that have a guaranteed credited rate and annuity benefit.

In addition, the Company issues certain variable life, variable universal life and universal life contracts where the Company contractually guarantees to the contractholder a death benefit even when there is insufficient value to cover monthly mortality and expense charges, whereas otherwise the contract would typically lapse ("no lapse guarantee"). Variable life and variable universal life contracts are offered with general and separate account options similar to variable annuities.

The assets supporting the variable portion of both traditional variable annuities and certain variable contracts with guarantees are carried at fair value and reported as "Separate account assets" with an equivalent amount reported as "Separate account liabilities." Amounts assessed against the contractholders for mortality, administration, and other services are included within revenue in "Policy charges and fee income" and changes in liabilities for minimum guarantees are generally included in "Policyholders' benefits."

For those guarantees of benefits that are payable in the event of death, the net amount at risk is generally defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. The Company's primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including fixed income and equity market returns, contract lapses and contractholder mortality.

For guarantees of benefits that are payable at annuitization, the net amount at risk is generally defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. The Company's primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including fixed income and equity market returns, benefit utilization, timing of annuitization, contract lapses and contractholder mortality.

For guarantees of benefits that are payable at withdrawal, the net amount at risk is generally defined as the present value of the minimum guaranteed withdrawal payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. For guarantees of accumulation balances, the net amount at risk is generally defined as the guaranteed minimum accumulation balance minus the current account balance. The Company's primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including equity market returns, interest rates, market volatility or contractholder behavior used in the original pricing of these products.

The Company's contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed may not be mutually exclusive. The liabilities related to the net amount at risk are reflected within "Future policy benefits and other policyholder liabilities". As of December 31, 2014 and 2013, the Company had the following guarantees associated with these contracts, by product and guarantee type:

                                                 December 31, 2014                    December 31, 2013
                                         ----------------------------------   ----------------------------------

                                         In the Event of  At Annuitization/   In the Event of  At Annuitization/
                                              Death       Accumulation (1)         Death       Accumulation (1)
                                         ----------------------------------   ----------------------------------
Variable Annuity Contracts                                           (in thousands)

Return of Net Deposits
Account value                            $     77,862,297 $            N/A    $     70,025,044 $            N/A
Net amount at risk                                 40,701              N/A    $         46,013              N/A
Average attained age of contractholders                63              N/A                  62              N/A
Minimum return or contract value
Account value                            $     21,123,437 $     89,367,950    $     20,498,033 $     81,142,995
Net amount at risk                       $      1,365,085 $      1,277,406    $      1,274,286 $      1,085,030
Average attained age of contractholders                67               63                  67               62
Average period remaining until earliest
 expected annuitization                               N/A       0.03 years                 N/A       0.09 years

(1)Includes income and withdrawal benefits as described herein

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


                                              December 31, 2014    December 31, 2013
                                            ------------------- ---------------------

                                                      In the Event of Death
                                            -----------------------------------------
                                                         (in thousands)
Variable Life, Variable Universal Life and
Universal Life Contracts
No Lapse Guarantees (1)
Separate account value                      $         3,022,615 $           2,958,551
General account value                       $         4,560,768 $           3,922,205
Net amount at risk                          $        88,749,362 $          80,432,427
Average attained age of contractholders                54 years              53 years

(1)Excludes assumed reinsurance of GUL business from the Hartford that is retroceded 100% to PARU.

Account balances of variable annuity contracts with guarantees were invested in separate account investment options as follows:

                                December 31, 2014   December 31, 2013
                              ------------------- -------------------

                                          (in thousands)
          Equity funds                $60,982,384         $55,455,438
          Bond funds                   30,825,335          29,937,112
          Money market funds            4,928,870           3,301,910
                              ------------------- -------------------
          Total                       $96,736,589         $88,694,460
                              =================== ===================

In addition to the above mentioned amounts invested in separate account investment options, $2.249 billion and $1.829 billion of account balances of variable annuity contracts with guarantees, inclusive of contracts with MVA feature, were invested in general account investment options in 2014 and 2013, respectively. For the years ended December 31, 2014, 2013 and 2012 there were no transfers of assets, other than cash, from the general account to any separate account, and accordingly no gains or losses recorded.

Liabilities for Guarantee Benefits

The table below summarizes the changes in general account liabilities for guarantees on variable contracts. The liabilities for guaranteed minimum death benefits ("GMDB") and guaranteed minimum income benefits ("GMIB") are included in "Future policy benefits and other policyholder liabilities" and the related changes in the liabilities are included in "Future policy benefits and other policyholder liabilities". Guaranteed minimum income and withdrawal benefits ("GMIWB"), guaranteed minimum withdrawal benefits ("GMWB") and guaranteed minimum accumulation benefits ("GMAB") features are accounted for as bifurcated embedded derivatives and are recorded at fair value within "Future policy benefits and other policyholder liabilities". Changes in the fair value of these derivatives, including changes in the Company's own risk of non-performance, along with any fees attributed or payments made relating to the derivative, are recorded in "Realized investment gains (losses), net." See
Note 9 for additional information regarding the methodology used in determining the fair value of these embedded derivatives.

                                                                                    GMWB/GMIWB/
                                                 GMDB                     GMIB         GMAB           Total
                                    -------------------------------   -------------------------- ----------------
                                                   Variable Life,
                                                 Variable Universal
                                      Variable    Life & Universal             Variable
                                      Annuity           Life                   Annuity
                                    ------------ ------------------   --------------------------

                                                                   (in thousands)
Balance as of December 31, 2011     $     97,635     $      224,909   $      33,010 $    912,987 $      1,268,541
Incurred guarantee benefits (1)          145,022             94,007          21,916      504,903          765,848
Paid guarantee benefits                 (40,590)           (13,929)           (540)            -         (55,059)
                                    ------------ ------------------   ------------- ------------ ----------------

Balance as of December 31, 2012     $    202,067     $      304,987   $      54,386 $  1,417,890 $      1,979,330
Incurred guarantee benefits (1)(2)        28,033            101,484        (30,882)  (1,766,290)      (1,667,655)
Paid guarantee benefits                 (26,306)            (3,090)         (1,148)            -         (30,544)
Other (3)                                  4,060          1,340,869              98                     1,345,027
                                    ------------ ------------------   ------------- ------------ ----------------

Balance as of December 31, 2013     $    207,854     $    1,744,250   $      22,454 $  (348,400) $      1,626,158
Incurred guarantee benefits (1)(2)       131,594            785,583          17,905    5,342,010        6,277,092
Paid guarantee benefits                 (22,079)           (18,192)           (853)            -         (41,124)
Other                                      3,848            283,668             175            -          287,691
                                    ------------ ------------------   ------------- ------------ ----------------

Balance as of December 31, 2014     $    321,217     $    2,795,309   $      39,681 $  4,993,610 $      8,149,817
                                    ============ ==================   ============= ============ ================

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


(1) Incurred guarantee benefits include the portion of assessments established as additions to reserves as well as changes in estimates affecting the reserves. Also includes changes in the fair value of features accounted for as embedded derivatives.
(2) Incurred benefits include GMDB liabilities assumed related to the Hartford GUL business, which was subsequently 100% retroceded to PAR Universal.
(3) Includes $1.5 billion related to the initial GMDB liability assumed related to the Hartford business, which was subsequently 100% retroceded to PAR Universal.

The GMDB liability is determined each period end by estimating the accumulated value of a portion of the total assessments to date less the accumulated value of the excess death benefits. The GMIB liability associated with variable annuities is determined each period by estimating the accumulated value of a portion of the total assessments to date less the accumulated value of the excess income benefits. The portion of assessments used is chosen such that, at issue the present value of expected death benefits or expected income benefits in excess of the projected account balance and the portion of the present value of total expected assessments over the lifetime of the contracts are equal. The Company regularly evaluates the estimates used and adjusts the GMDB and GMIB liability balances, with an associated charge or credit to earnings, if actual experience or other evidence suggests that earlier estimates should be revised.

The GMAB features provide the contractholder with a guaranteed return of initial account value or an enhanced value if applicable. The most significant of the Company's GMAB features are the guaranteed return option ("GRO") features, which includes an asset transfer feature that reduces the Company's exposure to these guarantees. The GMAB liability is calculated as the present value of future expected payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature.

The GMWB features provide the contractholder with access to a guaranteed remaining balance if the account value is reduced to zero through a combination of market declines and withdrawals. The guaranteed remaining balance is generally equal to the protected value under the contract, which is initially established as the greater of the account value or cumulative deposits when withdrawals commence, less cumulative withdrawals. The contractholder also has the option, after a specified time period, to reset the guaranteed remaining balance to the then-current account value, if greater. The contractholder accesses the guaranteed remaining balance through payments over time, subject to maximum annual limits. The GMWB liability is calculated as the present value of future expected payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature.

The GMIWB features, taken collectively, provide a contractholder two optional methods to receive guaranteed minimum payments over time, a "withdrawal" option or an "income" option. The withdrawal option (which was available under only one of the GMIWBs and is no longer offered) guarantees that a contractholder can withdraw an amount each year until the cumulative withdrawals reach a total guaranteed balance. The income option (which varies among the Company's GMIWBs) in general guarantees the contractholder the ability to withdraw an amount each year for life (or for joint lives, in the case of any spousal version of the benefit) where such amount is equal to a percentage of a protected value under the benefit. The contractholder also has the potential to increase this annual amount, based on certain subsequent increases in account value that may occur. The GMIWB can be elected by the contractholder upon issuance of an appropriate deferred variable annuity contract or at any time following contract issue prior to annuitization. Certain GMIWB features include an asset transfer feature that reduces the Company's exposure to these guarantees. The GMIWB liability is calculated as the present value of future expected payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature.

Sales Inducements

The Company generally defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize deferred policy acquisition costs. These deferred sales inducements are included in "Deferred Sales Inducements" in the Company's Statements of Financial Position. The Company offered various types of sales inducements, including: (1) a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's initial deposit and (2) additional credits after a certain number of years a contract is held. Changes in deferred sales inducements, reported as "Interest credited to policyholders' account balances," are as follows:

                                                           2014                  2013                   2012
                                                   ------------------------------------------------------------------

                                                                             (in thousands)

Balance, beginning of year                         $            989,889 $              787,891 $              542,742
Capitalization                                                    9,112                 20,871                198,955
Amortization-Impact of assumption and experience
 unlocking and true-ups                                          34,420                 14,613                 53,108
Amortization-All other                                        (194,673)                160,835                (9,985)
Change in unrealized investment gains (losses)                  (1,957)                  5,679                  3,071
                                                   -------------------- ---------------------- ----------------------
Balance, end of year                               $            836,791 $              989,889 $              787,891
                                                   ==================== ====================== ======================

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


7.  STATUTORY NET INCOME AND SURPLUS AND DIVIDEND RESTRICTIONS

The Company is required to prepare statutory financial statements in accordance with accounting practices prescribed or permitted by the Arizona Department of Insurance. Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions and valuing investments, deferred taxes, and certain assets on a different basis.

Statutory net income (loss) for the Company, excluding its subsidiary PLNJ, amounted to $109 million, $553 million and $591 million for the years ended December 31, 2014, 2013, and 2012, respectively. Statutory surplus of the Company, excluding its subsidiary PLNJ, amounted to $2,656 million and $2,387 million December 31, 2014 and 2013, respectively.

The Company does not utilize prescribed or permitted practices that vary materially from the statutory accounting practices prescribed by the National Association of Insurance Commissioners ("NAIC"). Statutory accounting practices primarily differ from U.S. GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions as well as valuing investments and certain assets and accounting for deferred taxes on a different basis.

The Company is subject to Arizona law, which limits the amount of dividends that insurance companies can pay to stockholders without approval of the Arizona Department of Insurance. The maximum dividend, which may be paid in any twelve-month period without notification or approval, is limited to the lesser of 10% of statutory surplus as of December 31 of the preceding year or the net gain from operations of the preceding calendar year. Cash dividends may only be paid out of surplus derived from realized net profits. Based on these limitations, there is a capacity to pay a dividend of $164 million in 2015 without prior approval. The Company paid dividends to the parent company of $748 million and $423 million in 2014 and 2013, respectively. The Company did not pay a dividend in 2012.

8.  INCOME TAXES

The components of income tax expense (benefit) for the years ended December 31, were as follows:

                                                                          2014                2013                2012
                                                                   ------------------- ------------------- -------------------

                                                                                         (in thousands)
Current tax expense (benefit):
U.S.                                                                $          112,742  $          250,601  $          216,654
                                                                   ------------------- ------------------- -------------------
Total                                                                          112,742             250,601             216,654
                                                                   ------------------- ------------------- -------------------

Deferred tax expense (benefit):
U.S.                                                                            27,631             315,819            (35,614)
                                                                   ------------------- ------------------- -------------------
Total                                                                           27,631             315,819            (35,614)
                                                                   ------------------- ------------------- -------------------

Total income tax expense on continuing operations                              140,373             566,420             181,040
Total income tax expense (benefit) reported in equity related to:
  Other comprehensive income (loss)                                             65,717           (113,517)              29,258
  Additional paid-in capital                                                   (6,507)             (7,574)             (9,540)
                                                                   ------------------- ------------------- -------------------
Total income tax expense (benefit)                                  $          199,583  $          445,329  $          200,758
                                                                   =================== =================== ===================

In July 2014, the IRS issued guidance relating to the hedging of variable annuity guaranteed minimum benefits ("Hedging IDD"). The Hedging IDD provides an elective safe harbor tax accounting method for certain contracts which permits the current deduction of losses and the deferral of gains for hedging activities that can be applied to open years under IRS examination beginning with the earliest open year. The Company will apply this tax accounting method for hedging gains and losses covered by the Hedging IDD beginning with 2013. As a result of applying such accounting method in 2014 the Company's U.S. current tax benefit includes an additional tax benefit of $15 million and a corresponding reduction of deferred tax assets.

The Company's actual income tax expense for the years ended December 31, differs from the expected amount computed by applying the statutory federal income tax rate of 35% to income from continuing operations before income taxes and cumulative effect of accounting change for the following reasons:

                                                                   2014             2013             2012
                                                             --------------------------------------------------

                                                                               (in thousands)

Expected federal income tax expense                          $        324,169 $        736,621 $        302,882

Non-taxable investment income                                       (152,844)        (149,933)        (108,463)

Tax credits                                                          (32,881)         (20,935)         (14,460)

Other                                                                   1,929              667            1,081
                                                             ---------------- ---------------- ----------------
Total income tax expense (benefit) on continuing operations  $        140,373 $        566,420 $        181,040
                                                             ================ ================ ================

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


The dividends received deduction ("DRD") reduces the amount of dividend income subject to U.S. tax and is the primary component of the non-taxable investment income shown in the table above, and, as such, is a significant component of the difference between the Company's effective tax rate and the federal statutory tax rate of 35%. The DRD for the current period was estimated using information from 2013 and current year results, and was adjusted to take into account the current year's equity market performance. The actual current year DRD can vary from the estimate based on factors such as, but not limited to, changes in the amount of dividends received that are eligible for the DRD, changes in the amount of distributions received from mutual fund investments, changes in the account balances of variable life and annuity contracts, and the Company's taxable income before the DRD.

In August 2007, the IRS released Revenue Ruling 2007-54, which included, among other items, guidance on the methodology to be followed in calculating the DRD related to variable life insurance and annuity contracts. In September 2007, the IRS released Revenue Ruling 2007-61. Revenue Ruling 2007-61 suspended Revenue Ruling 2007-54 and informed taxpayers that the U.S. Treasury Department and the IRS intend to address through new guidance the issues considered in Revenue Ruling 2007-54, including the methodology to be followed in determining the DRD related to variable life insurance and annuity contracts. In May 2010, the IRS issued an Industry Director Directive ("IDD") confirming that the methodology for calculating the DRD set forth in Revenue Ruling 2007-54 should not be followed. The IDD also confirmed that the IRS guidance issued before Revenue Ruling 2007-54, which guidance the Company relied upon in calculating its DRD, should be used to determine the DRD. In February 2014, the IRS released Revenue Ruling 2014-7, which modified and superseded Revenue Ruling 2007-54, by removing the provisions of Revenue Ruling 2007-54 related to the methodology to be followed in calculating the DRD and obsoleting Revenue Ruling 2007-61. These activities had no impact on the Company's 2012, 2013 or 2014 results. However, there remains the possibility that the IRS and the U.S. Treasury will address, through subsequent guidance, the issues related to the calculation of the DRD. For the last several years, the revenue proposals included in the Obama Administration's budgets included a proposal that would change the method used to determine the amount of the DRD. A change in the DRD, including the possible retroactive or prospective elimination of this deduction through guidance or legislation, could increase actual tax expense and reduce the Company's consolidated net income.

Deferred tax assets and liabilities at December 31, resulted from the items listed in the following table:

                                               2014                  2013
                                       -------------------------------------------
                                                     (in thousands)
Deferred tax assets
  Insurance reserves                    $          1,629,234  $          1,551,346
  Investments                                              -                82,821
  Other                                                  821                     -
                                       --------------------- ---------------------
  Deferred tax assets                   $          1,630,055  $          1,634,167
                                       --------------------- ---------------------

Deferred tax liabilities
  Deferred policy acquisition costs     $          1,407,473  $          1,412,944
  Deferred sales inducements                         292,877               346,461
  Net unrealized gains on securities                 118,745                46,247
  Investments                                         70,517                     -
  Other                                                    -                 1,232
                                       --------------------- ---------------------
  Deferred tax liabilities                         1,889,612             1,806,884
                                       --------------------- ---------------------
Net deferred tax asset (liability)      $          (259,557)  $          (172,717)
                                       ===================== =====================

The application of U.S. GAAP requires the Company to evaluate the recoverability of deferred tax assets and establish a valuation allowance if necessary to reduce the deferred tax asset to an amount that is more likely than not expected to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance the Company considers many factors, including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) in which tax jurisdictions they were generated and the timing of their reversal;
(4) taxable income in prior carryback years as well as projected taxable earnings exclusive of reversing temporary differences and carryforwards;
(5) the length of time that carryovers can be utilized in the various taxing jurisdictions; (6) any unique tax rules that would impact the utilization of the deferred tax assets; and (7) any tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused. Although realization is not assured, management believes it is more likely than not that the deferred tax assets, net of valuation allowances, will be realized. The company had no valuation allowance as of December 31, 2014, and 2013.

Management believes that based on its historical pattern of taxable income, the Company will produce sufficient income in the future to realize its deferred tax assets. Adjustments to the valuation allowance will be made if there is a change in management's assessment of the amount of deferred tax asset that is realizable.

The Company's income (loss) from continuing operations before income taxes includes income (loss) from domestic operations of $926 million, $2,105 million and $866 million, and no income from foreign operations for the years ended December 31, 2014, 2013 and 2012, respectively.

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------

The Company's liability for income taxes includes the liability for unrecognized tax benefits and interest that relate to tax years still subject to review by the Internal Revenue Service ("IRS") or other taxing authorities. The completion of review or the expiration of the Federal statute of limitations for a given audit period could result in an adjustment to the liability for income taxes.

The Company's unrecognized tax benefits for the years ended December 31 are as follows:

                                                                                            2014     2013      2012
                                                                                          -------- -------- ----------
                                                                                                 (in thousands)

Balance at January 1,                                                                     $      - $      - $      113
Increases in unrecognized tax benefits-prior years                                               -        -        464
(Decreases) in unrecognized tax benefits-prior years                                             -        -          -
Increases in unrecognized tax benefits-current year                                              -        -          -
(Decreases) in unrecognized tax benefits- current year                                           -        -          -
Settlements with taxing authorities                                                              -        -      (577)
                                                                                          ----------------------------
Balance at December 31,                                                                   $      - $      - $        -
                                                                                          ============================
Unrecognized tax benefits that, if recognized, would favorably impact the effective rate         -        -          -
                                                                                          ============================

The Company does not anticipate any significant changes within the next 12 months to its total unrecognized tax benefits related to tax years for which the statute of limitations has not expired.

The Company classifies all interest and penalties related to tax uncertainties as income tax expense (benefit). In December 31, 2014 and 2013, the Company recognized nothing in the statement of operations and recognized no liabilities in the statement of financial position for tax-related interest and penalties.

 Listed below are the tax years that remain subject to examination by major tax jurisdiction, at December 31, 2014:

                     Major Tax Jurisdiction   Open Tax Years
                    -----------------------  ---------------
                        United States          2007 - 2014

For tax years 2007 through 2015, the Company is participating in the IRS's Compliance Assurance Program ("CAP"). Under CAP, the IRS assigns an examination team to review completed transactions as they occur in order to reach agreement with the Company on how they should be reported in the relevant tax returns. If disagreements arise, accelerated resolutions programs are available to resolve the disagreements in a timely manner before the tax returns are filed.

9.  FAIR VALUE OF ASSETS AND LIABILITIES

Fair Value Measurement - Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative fair value guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:

Level 1 - Fair value is based on unadjusted quoted prices in active markets that are accessible to the Company for identical assets or liabilities. The Company's Level 1 assets and liabilities primarily include certain cash equivalents, short term investments and equity securities that trade on an active exchange market.

Level 2 - Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability through corroboration with observable market data. Level 2 inputs include quoted market prices in active markets for similar assets and liabilities, quoted market prices in markets that are not active for identical or similar assets or liabilities, and other market observable inputs. The Company's Level 2 assets and liabilities include: fixed maturities (corporate public and private bonds, most government securities, certain asset-backed and mortgage-backed securities, etc.), certain equity securities (mutual funds, which do not actively trade and are priced based on a net asset value), certain short-term investments and certain cash equivalents, and certain over-the-counter derivatives.

Level 3 - Fair value is based on at least one or more significant unobservable inputs for the asset or liability. The assets and liabilities in this category may require significant judgment or estimation in determining the fair value. The Company's Level 3 assets and liabilities primarily include: certain private fixed maturities and equity securities, certain manually priced public equity securities and fixed maturities, certain highly structured over-the-counter derivative contracts, certain consolidated real estate funds for which the Company is the general partner, and embedded derivatives resulting from reinsurance or certain products with guaranteed benefits.

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


Assets and Liabilities by Hierarchy Level - The tables below present the balances of assets and liabilities reported at fair value on a recurring basis, as of the dates indicated.

                                                                         As of December 31, 2014
                                          --------------------------------------------------------------------------------------

                                              Level 1          Level 2          Level 3          Netting (1)         Total
                                          ---------------- --------------- ------------------ ----------------- ----------------

                                                                              (in thousands)
Fixed maturities, available for sale:
U.S. Treasury securities and
 obligations of U.S. government
 authorities and agencies                 $              - $        92,082 $                - $               - $         92,082
Obligations of U.S. states and their
 political subdivisions                                  -         325,654                  -                 -          325,654
Foreign government bonds                                 -          38,498                  -                 -           38,498
Corporate securities                                     -       4,612,357             84,801                 -        4,697,158
Asset-backed securities                                  -         302,034            100,217                 -          402,251
Commercial mortgage-backed securities                    -         498,879                  -                 -          498,879
Residential mortgage-backed securities                   -         140,042                  -                 -          140,042
                                          ---------------- --------------- ------------------ ----------------- ----------------
 Sub-total                                               -       6,009,546            185,018                 -        6,194,564
Trading account assets:
Corporate securities                                     -          42,131                  -                 -           42,131
Asset-backed securities                                  -           1,990                  -                 -            1,990
Equity securities                                        -               -              5,540                 -            5,540
                                          ---------------- --------------- ------------------ ----------------- ----------------
 Sub-total                                               -          44,121              5,540                 -           49,661

Equity securities, available for sale                  107          28,643                750                 -           29,500
Short-term investments                               6,997         114,275                  -                 -          121,272
Cash equivalents                                    41,584          26,259                  -                 -           67,843
Other long-term investments                              -         242,523              2,115         (215,066)           29,572
Reinsurance recoverables                                 -               -          4,897,545                 -        4,897,545
Receivables from parents and affiliates                  -         158,469             19,203                 -          177,672
                                          ---------------- --------------- ------------------ ----------------- ----------------
 Sub-total excluding separate account
   assets                                           48,688       6,623,836          5,110,171         (215,066)       11,567,629

Separate account assets (2)                              -     108,891,268            302,924                 -      109,194,192
                                          ---------------- --------------- ------------------ ----------------- ----------------
   Total assets                           $         48,688 $   115,515,104 $        5,413,095 $       (215,066) $    120,761,821
                                          ================ =============== ================== ================= ================
Future policy benefits (4)                $              - $             - $        4,993,611 $               - $      4,993,611
Payables to parent and affiliates                        -          58,687                  -          (58,687)                -
                                          ---------------- --------------- ------------------ ----------------- ----------------
   Total liabilities                      $              - $        58,687 $        4,993,611 $        (58,687) $      4,993,611
                                          ================ =============== ================== ================= ================

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


                                                                      As of December 31, 2013
                                          -------------------------------------------------------------------------------
                                             Level 1        Level 2        Level 3       Netting (1)         Total
                                          -------------- -------------- -------------- --------------- ------------------
                                                                          (in thousands)
Fixed maturities, available for sale:
U.S. Treasury securities and
 obligations of U.S. government
 authorities and agencies                 $            - $       93,525 $            - $             - $           93,525
Obligations of U.S. states and their
 political subdivisions                                -         78,951              -               -             78,951
Foreign government bonds                               -         23,997              -               -             23,997
Corporate securities                                   -      4,523,076         18,293               -          4,541,369
Asset-backed securities                                -        141,157         80,934               -            222,091
Commercial mortgage-backed securities                  -        522,008              -               -            522,008
Residential mortgage-backed securities                 -        169,460              -               -            169,460
                                          -------------- -------------- -------------- --------------- ------------------
 Sub-total                                             -      5,552,174         99,227               -          5,651,401
Trading account assets:
Corporate securities                                   -         14,183              -               -             14,183
Asset-backed securities                                -          1,978              -               -              1,978
Equity securities                                      -              -          2,731               -              2,731
                                          -------------- -------------- -------------- --------------- ------------------
 Sub-total                                             -         16,161          2,731               -             18,892

Equity securities, available for sale                112             90            569               -                771
Short-term investments                             9,216          6,768             18               -             16,002
Cash equivalents                                   5,962        199,825              -               -            205,787
Other long term investments                            -         73,647          1,168        (73,219)              1,596
Reinsurance recoverables                               -              -         11,400               -             11,400
Receivables from parents and affiliates                -        170,761          4,121               -            174,882
                                          -------------- -------------- -------------- --------------- ------------------
 Sub-total excluding separate account
   assets                                         15,290      6,019,426        119,234        (73,219)          6,080,731

Separate account assets (2)                      973,192     99,149,315        279,842               -        100,402,349
                                          -------------- -------------- -------------- --------------- ------------------
   Total assets                           $      988,482 $  105,168,741 $      399,076 $      (73,219) $      106,483,080
                                          ============== ============== ============== =============== ==================
Future policy benefits (4)                $            - $            - $    (348,399) $             - $        (348,399)
Payables to parents and affiliates                     -        218,467              -        (73,051)            145,416
Other liabilities (3)                                  -              -        388,268               -            388,268
                                          -------------- -------------- -------------- --------------- ------------------
   Total liabilities                      $            - $      218,467 $       39,869 $      (73,051) $          185,285
                                          ============== ============== ============== =============== ==================

(1) "Netting" amounts represent cash collateral of $156.4 million and $0.2 million as of December 31, 2014 and 2013, respectively, and the impact of offsetting asset and liability positions held with the same counterparty, subject to master netting arrangements.
(2) Separate account assets represent segregated funds that are invested for certain customers. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Separate account assets classified as Level 3 consist primarily of real estate and real estate investment funds. Separate account liabilities are not included in the above table as they are reported at contract value and not fair value in the Company's Consolidated Statements of Financial Position.
(3) Reinsurance of variable annuity living benefit features that were classified as "Other Liabilities" at December 31, 2013 were reclassified to "Reinsurance Recoverables" in 2014 as they were no longer in a net asset position.
(4) For the year ended December 31, 2014, the net embedded derivative liability position of $4,994 million includes $577 million of embedded derivatives in an asset position and $5,571 million of embedded derivatives in a liability position. For the year ended December 31, 2013, the net embedded derivative asset position of $348 million includes $1,228 million of embedded derivatives in an asset position and $880 million of embedded derivatives in a liability position.

The methods and assumptions the Company uses to estimate the fair value of assets and liabilities measured at fair value on a recurring basis are summarized below.

Fixed Maturity Securities - The fair values of the Company's public fixed maturity securities are generally based on prices obtained from independent pricing services. Prices for each security are generally sourced from multiple pricing vendors, and a vendor hierarchy is maintained by asset type based on historical pricing experience and vendor expertise. The Company ultimately uses the price from the pricing service highest in the vendor hierarchy based on the respective asset type. The pricing hierarchy is updated for new financial products and recent pricing experience with various vendors. Consistent with the fair value hierarchy described above, securities with validated quotes from pricing services are generally reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. Typical inputs used by these pricing services include but are not limited to, reported trades, benchmark yields, issuer spreads, bids, offers, and/or estimated cash flow, prepayment speeds, and default rates. If the pricing information received from third party pricing services is deemed not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process with the pricing service or classify the securities as Level 3. If the pricing service updates the price to be more consistent with the presented market observations, the security remains within Level 2.

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


Internally-developed valuations or indicative broker quotes are also used to determine fair value in circumstances where vendor pricing is not available, or where the Company ultimately concludes that pricing information received from independent pricing services is not reflective of market activity. If the Company concludes the values from both pricing services and brokers are not reflective of market activity, it may override the information with an internally-developed valuation. As of December 31, 2014 and 2013, overrides on a net basis were not material. Pricing service overrides, internally-developed valuations and indicative broker quotes are generally included in Level 3 in the fair value hierarchy.

The Company conducts several specific price monitoring activities. Daily analyses identify price changes over pre-determined thresholds defined at the financial instrument level. Various pricing integrity reports are reviewed on a daily and monthly basis to determine if pricing is reflective of market activity or if it would warrant any adjustments. Other procedures performed include, but are not limited to, reviews of third-party pricing services methodologies, reviews of pricing trends, and back testing.

The fair value of private fixed maturities, which are comprised of investments in private placement securities, originated by internal private asset managers, are primarily determined using discounted cash flow models. These models primarily use observable inputs that include Treasury or similar base rates plus estimated credit spreads to value each security. The credit spreads are obtained through a survey of private market intermediaries who are active in both primary and secondary transactions, and consider, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Since most private placements are valued using standard market observable inputs and inputs derived from, or corroborated by, market observable data including observed prices and spreads for similar publicly traded or privately traded issues, they have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model may incorporate significant unobservable inputs, which reflect the Company's own assumptions about the inputs that market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the price of a security, a Level 3 classification is made.

Trading Account Assets - Trading account assets consist primarily of corporate securities, asset-backed securities and perpetual preferred stock whose fair values are determined consistent with similar instruments described above under "Fixed Maturity Securities" and below under "Equity Securities."

Equity Securities - Equity securities consist principally of investments in common and preferred stock of publicly traded companies, perpetual preferred stock, privately traded securities, as well as mutual fund shares. The fair values of most publicly traded equity securities are based on quoted market prices in active markets for identical assets and are classified within Level 1 in the fair value hierarchy. Estimated fair values for most privately traded equity securities are determined using discounted cash flow, earnings multiple and other valuation models that require a substantial level of judgment around inputs and therefore are classified within Level 3. The fair values of mutual fund shares that transact regularly (but do not trade in active markets because they are not publicly available) are based on transaction prices of identical fund shares and are classified within Level 2 in the fair value hierarchy. The fair values of perpetual preferred stock are based on inputs obtained from independent pricing services that are primarily based on indicative broker quotes. As a result, the fair values of perpetual preferred stock are classified as Level 3.

Derivative Instruments - Derivatives are recorded at fair value either as assets, within "Other long-term investments," or as liabilities, within "Payables to parent and affiliates," except for embedded derivatives which are recorded with the associated host contract. The fair values of derivative contracts can be affected by changes in interest rates, foreign exchange rates, credit spreads, market volatility, expected returns, non-performance risk ("NPR"), liquidity and other factors. For derivative positions included within Level 3 of the fair value hierarchy, liquidity valuation adjustments are made to reflect the cost of exiting significant risk positions, and consider the bid-ask spread, maturity, complexity, and other specific attributes of the underlying derivative position.

The majority of the Company's derivative positions are traded in the OTC derivative market and are classified within Level 2 in the fair value hierarchy. OTC derivatives classified within Level 2 are valued using models that utilize actively quoted or observable market input values from external market data providers, third-party pricing vendors and/or recent trading activity. The Company's policy is to use mid-market pricing in determining its best estimate of fair value. The fair values of most OTC derivatives, including interest rate, cross currency swaps, currency forward contracts and single name credit default swaps are determined using discounted cash flow models. The fair values of European style option contracts are determined using Black Scholes option pricing models. These models' key inputs include the contractual terms of the respective contract, along with significant observable inputs, including interest rates, currency rates, credit spreads, equity prices, index dividend yields, NPR, volatility and other factors.

The Company's cleared interest rate swaps and credit derivatives linked to an index are valued using models that utilize actively quoted or observable market inputs, including Overnight Indexed Swap discount rates, obtained from external market data providers, third-party pricing vendors and/or recent trading activity. These derivatives are classified as Level 2 in the fair value hierarchy.

To reflect the market's perception of its own and the counterparty's NPR, the Company incorporates additional spreads over LIBOR into the discount rate used in determining the fair value of OTC derivative assets and liabilities that are not otherwise collateralized.

Derivatives classified as Level 3 include structured products. These derivatives are valued based upon models such as Monte Carlo simulation models and other techniques that utilize significant unobservable inputs. Level 3 methodologies are validated through periodic comparison of the Company's fair values to external broker-dealer values. As of December 31, 2014 and 2013 there were no internally valued derivatives with the fair value classified within Level 3, and all other derivatives were classified within Level 2. See Note 10 for more details on the fair value of derivative instruments by primary underlying.

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


Cash Equivalents and Short-Term Investments - Cash equivalents and short-term investments include money market instruments, and other highly liquid debt instruments. Certain money market instruments are valued using unadjusted quoted prices in active markets that are accessible for identical assets and are primarily classified as Level 1. The remaining instruments in this category are generally fair valued based on market observable inputs and, these investments have primarily been classified within Level 2.

Separate Account Assets - Separate account assets include fixed maturity securities, treasuries, equity securities, mutual funds, and real estate investments for which values are determined consistent with similar instruments described above under "Fixed Maturity Securities," "Equity Securities" and "Other Long-Term Investments."

Receivables from Parent and Affiliates - Receivables from parent and affiliates carried at fair value include affiliated bonds within the Company's legal entity whose fair value are determined consistent with similar securities described above under "Fixed Maturity Securities" managed by affiliated asset managers.

Reinsurance Recoverables - Reinsurance recoverables carried at fair value include the reinsurance of the Company's living benefit guarantees on certain variable annuity contracts. These guarantees are accounted for as embedded derivatives and are recorded in "Reinsurance Recoverables" or "Other Liabilities" when fair value is in an asset or liability position, respectively. The methods and assumption used to estimate the fair value are consistent with those described below in "Future Policy Benefits." The reinsurance agreements covering these guarantees are derivatives with fair value determined in the same manner as the living benefit guarantee.

The Company also has an agreement with UPARC, an affiliated captive reinsurance company, to reinsure risks associated with the no-lapse guarantee provision available on a portion of certain universal life products (See Note 12). Under this agreement, the Company pays a premium to UPARC to reinsure the risk of uncollectible policy charges and fees associated with the no-lapse guarantee provision. Reinsurance of this risk is accounted for as an embedded derivative which is included in "Reinsurance recoverables". The fair value of this embedded derivative is the present value of expected reimbursement from UPARC for cost of insurance charges the Company is unable to collect from policyholders, less the present value of reinsurance premiums that is attributable to the embedded derivative feature. This methodology could result in either an asset or liability, given changes in capital market conditions and various policyholder behavior assumptions. Significant inputs to the valuation model for this embedded derivative include capital market assumptions, such as interest rates, estimated NPR of the counterparty, and various assumptions that are actuarially determined, including lapse rates, premium payment patterns, and mortality rates.

Future Policy Benefits - The liability for future policy benefits is related to guarantees primarily associated with the optional living benefit features of certain variable annuity contracts, including GMAB, GMWB and GMIWB, accounted for as embedded derivatives. The fair values of the GMAB, GMWB, and GMIWB liabilities are calculated as the present value of future expected benefit payments to contractholders less the present value of assessed rider fees attributable to the optional living benefit feature. This methodology could result in either a liability or contra-liability balance, given changing capital market conditions and various actuarial assumptions. Since there is no observable active market for the transfer of these obligations, the valuations are calculated using internally developed models with option pricing techniques. The models are based on a risk neutral valuation framework and incorporate premiums for risks inherent in valuation techniques, inputs, and the general uncertainty around the timing and amount of future cash flows. The determination of these risk premiums requires the use of management judgment.

The significant inputs to the valuation models for these embedded derivatives include capital market assumptions, such as interest rate levels and volatility assumptions, the Company's market-perceived NPR, as well as actuarially determined assumptions, including contractholder behavior, such as lapse rates, benefit utilization rates, withdrawal rates, and mortality rates. Since many of these assumptions are unobservable and are considered to be significant inputs to the liability valuation, the liability included in future policy benefits has been reflected within Level 3 in the fair value hierarchy.

Capital market inputs and actual policyholders' account values are updated each quarter based on capital market conditions as of the end of the quarter, including interest rates, equity markets, and volatility. In the risk neutral valuation, the initial swap curve drives the total return used to grow the policyholders' account values. The Company's discount rate assumption is based on the LIBOR swap curve adjusted for an additional spread relative to LIBOR to reflect NPR.

Actuarial assumptions, including contractholder behavior and mortality, are reviewed at least annually, and updated based upon emerging experience, future expectations and other data, including any observable market data. These assumptions are generally updated annually unless a material change that the Company feels is indicative of a long term trend is observed in an interim period.

Transfers between Levels 1 and 2 - Overall, transfers between levels are made to reflect changes in observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the quarter in which the transfers occur. Periodically there are transfers between Level 1 and Level 2 for assets held in the Company's Separate Account. During the year ended December 31, 2014, $884.0 million was transferred from Level 1 to Level
2. During the year ended December 31, 2013, $463 million was transferred from Level 2 to Level 1.

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


Level 3 Assets and Liabilities by Price Source - The tables below present the balances of Level 3 assets and liabilities measured at fair value with their corresponding pricing sources.

                                                              As of December 31, 2014
                                               -----------------------------------------------------
                                                 Internal (1)        External (2)         Total
                                               ----------------    --------------   ----------------
                                                                   (in thousands)
Corporate securities                           $         23,712    $       61,089   $         84,801
Asset-backed securities                                     264            99,953            100,217
Equity securities                                           750             5,540              6,290
Other long-term investments                                 565             1,550              2,115
Reinsurance recoverables                              4,897,545                 -          4,897,545
Receivables from parents and affiliates                       -            19,203             19,203
                                               ----------------    --------------   ----------------
  Subtotal excluding separate account assets          4,922,836           187,335          5,110,171

Separate account assets                                  84,111           218,813            302,924
                                               ----------------    --------------   ----------------
  Total assets                                 $      5,006,947    $      406,148   $      5,413,095
                                               ================    ==============   ================
Future policy benefits                         $      4,993,611    $            -   $      4,993,611
                                               ----------------    --------------   ----------------
  Total liabilities                            $      4,993,611    $            -   $      4,993,611
                                               ================    ==============   ================

                                                              As of December 31, 2013
                                               -----------------------------------------------------
                                                 Internal (1)       External (2)          Total
                                               ----------------    --------------   ----------------
                                                                   (in thousands)
Corporate securities                           $         15,100    $        3,193   $         18,293
Asset-backed securities                                     355            80,579             80,934
Short-term investments                                       18                 -                 18
Equity securities                                           569             2,731              3,300
Other long-term investments                                   -             1,168              1,168
Reinsurance recoverables                                 11,400                 -             11,400
Receivables from parents and affiliates                       -             4,121              4,121
                                               ----------------    --------------   ----------------
  Subtotal excluding separate account assets             27,442            91,792            119,234

Separate account assets                                  81,795           198,047            279,842
                                               ----------------    --------------   ----------------
  Total assets                                 $        109,237    $      289,839   $        399,076
                                               ================    ==============   ================
Future policy benefits                         $       (348,399)   $            -   $       (348,399)
Other liabilities                                       388,268                 -            388,268
                                               ----------------    --------------   ----------------
  Total liabilities                            $         39,869    $            -   $         39,869
                                               ================    ==============   ================

(1) Represents valuations which could incorporate internally-derived and market inputs. See below for additional information related to internally developed valuation for significant items in the above table.
(2) Represents unadjusted prices from independent pricing services and independent indicative broker quotes where pricing inputs are not readily available.

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


Quantitative Information Regarding Internally-Priced Level 3 Assets and Liabilities - The tables below present quantitative information on significant internally-priced Level 3 assets and liabilities (see narrative below for quantitative information for separate account assets).

                                                                          As of December 31, 2014
                            ---------------------------------------------------------------------------------------------------

                                                                                                                     Weighted
                              Fair Value     Valuation Techniques        Unobservable Inputs       Minimum  Maximum  Average
                            -------------- ----------------------  ------------------------------  -------  -------  --------
                            (in thousands)
Assets:

Corporate securities        $       23,712 Discounted cash flow       Discount rate                10.00%   11.75%   10.52%
                                           Market Comparables         EBITDA Multiples (2)           6.1X     6.1X     6.1X
-------------------------------------------------------------------------------------------------------------------------------
Reinsurance recoverables
 - Living Benefits          $    4,521,928 Fair values are determined in the same manner as future policy benefits.
------------------------------------------------------------------------------------------------------------------------------

Reinsurance recoverables
 -No Lapse Guarantee        $      375,617 Discounted cash flow       Lapse rate (3)                   0%      15%

                                                                      NPR spread (4)                   0%    1.30%
                                                                      Mortality rate (5)               0%      11%
                                                                      Premium Payment (6)              1X    3.75X
-------------------------------------------------------------------------------------------------------------------------------
Liabilities:

Future policy benefits (7)  $    4,993,611 Discounted cash flow       Lapse rate (8)                   0%      14%

                                                                      NPR spread (4)                   0%    1.30%
                                                                      Utilization rate (9)            63%      96%
                                                                      Withdrawal rate (10)            74%     100%
                                                                      Mortality rate (11)              0%      14%
                                                                      Equity Volatility curve         17%      28%
-------------------------------------------------------------------------------------------------------------------------------

                            ------------------------
                              Impact of Increase in
                             Input on Fair Value
                                     (1)
                            -----------------------

Assets:

Corporate securities               Decrease
                                   Increase
----------------------------------------------------
Reinsurance recoverables
 - Living Benefits
-----------------------------------------------------

Reinsurance recoverables
 -No Lapse Guarantee               Decrease

                                   Decrease
                                   Decrease
                                   Decrease
----------------------------------------------------
Liabilities:

Future policy benefits (7)         Decrease

                                   Decrease
                                   Increase
                                   Increase
                                   Decrease
                                   Increase
----------------------------------------------------


                            ---------------


                              Fair Value
                            --------------
                            (in thousands)
Assets:

Corporate securities         $     15,100


-------------------------------------------
Reinsurance recoverables
 - No Lapse Guarantee        $     11,400
-------------------------------------------
Liabilities:

Future policy benefits (7)   $  (348,399)






-------------------------------------------
Other Liabilities
                             $    388,268
-------------------------------------------

                            -----------------------------------------------------------------------------------------------------


                                                                    Valuation Techniques
                            ----------------------------------------------------------------------------------------------------

Assets:

Corporate securities        Discounted cash flow
                            Market Comparable
                            Liquidation
---------------------------------------------------------------------------------------------------------------------------------
Reinsurance recoverables
 - No Lapse Guarantee
---------------------------------------------------------------------------------------------------------------------------------
Liabilities:

Future policy benefits (7)  Discounted cash flow






---------------------------------------------------------------------------------------------------------------------------------
Other Liabilities           Represents reinsurance of variable annuity living benefits in a liability position. Fair values are determined in the same manner as future policy benefits.
---------------------------------------------------------------------------------------------------------------------------------

                                   As of December 31, 2013
                            ------------------------------------------------------------------------------------
                                                                                          Impact of Increase in
                                                                              Weighted   Input on Fair Value
                                  Unobservable Inputs       Minimum  Maximum  Average            (1)
                            ------------------------------  -------  -------  --------  -----------------------

Assets:

Corporate securities           Discount rate                 8.28%   15.00%   10.61%           Decrease
                               EBITDA Multiples (2)           5.0X     7.0X    5.91X           Increase
                               Liquidation value            11.61%   38.49%   31.83%           Increase
----------------------------------------------------------------------------------------------------------------
Reinsurance recoverables
 - No Lapse Guarantee
----------------------------------------------------------------------------------------------------------------
Liabilities:

Future policy benefits (7)     Lapse rate (8)                   0%      11%                    Decrease

                               NPR spread (4)                0.08%    1.09%                    Decrease
                               Utilization rate (9)            70%      94%                    Increase
                               Withdrawal rate (10)            86%     100%                    Increase
                               Mortality rate (11)              0%      13%                    Decrease
                               Equity Volatility curve         15%      28%                    Increase
----------------------------------------------------------------------------------------------------------------
Other Liabilities

----------------------------------------------------------------------------------------------------------------

(1)Conversely, the impact of a decrease in input would have the opposite impact for the fair value as that presented in the table.
(2)EBITDA multiples represent multiples of earnings before interest, taxes, depreciation and amortization, and are amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.
(3)For universal life, lapse rates vary based on funding level and other factors. Rates are set to zero when the no lapse guarantee is fully funded and the cash value is zero.
(4)To reflect NPR, the Company incorporates an additional spread over LIBOR into the discount rate used in the valuation of contracts in a liability position and generally not to those in a contra-liability position. The NPR spread reflects the financial strength ratings of the Company and its affiliates, as these are insurance liabilities and senior to debt. The additional spread over LIBOR is determined by utilizing the credit spreads associated with issuing funding agreements, adjusted for any illiquidity risk premium.
(5)Universal life mortality rates are adjusted based on underwriting information. A mortality improvement assumption is also incorporated into the projection.

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------

(6)For universal life, premium payment assumptions vary by funding level. Some policies are assumed to pay the minimum premium required to maintain the no lapse guarantee. Other policies are assumed to pay a multiple of commissionable target premium levels (shown above and indicated as "X"). Policyholders are assumed to stop premium payments once the no lapse guarantee is fully funded.
(7)Future policy benefits primarily represent general account liabilities for the optional living benefit features of the Company's variable annuity contracts which are accounted for as embedded derivatives. Since the valuation methodology for these liabilities uses a range of inputs that vary at the contract level over the cash flow projection period, presenting a range, rather than weighted average, is a more meaningful representation of the unobservable inputs used in the valuation.
(8)Lapse rates are adjusted at the contract level based on the in-the-moneyness of the living benefit and reflect other factors, such as the applicability of any surrender charges. Lapse rates are reduced when contracts more in-the-money. Lapse rates are also generally assumed to be lower for the period where surrender charges apply.
(9)The utilization rate assumption estimates the percentage of contracts that will utilize the benefit during the contract duration, and begin lifetime withdrawals at various time intervals from contract inception. The remaining contractholders are assumed to either begin lifetime withdrawals immediately or never utilize the benefit. Utilization assumptions may vary by product type, tax status, and age. The impact of changes in these assumptions is highly dependent on the product type, the age of the contractholder at the time of the sale, and the timing of the first lifetime income withdrawal.
(10)The withdrawal rate assumption estimates the magnitude of annual contractholder withdrawals relative to the maximum allowable amount under the contract. These assumptions may vary based on the product type, contractholder age, tax status, and withdrawal timing. The fair value of the liability will generally increase the closer the withdrawal rate is to 100%.
(11)Range reflects the mortality rate for the vast majority of business with living benefits, with policyholders ranging from 35 to 90 years old. While the majority of living benefits have a minimum age requirement, certain benefits do not have an age restriction. This results in contractholders for certain benefits with mortality rates approaching 0%. Based on historical experience, the Company applies a set of age and duration specific mortality rate adjustments compared to standard industry tables. A mortality improvement assumption is also incorporated into the overall mortality table.

Interrelationships Between Unobservable Inputs - In addition to the sensitivities of fair value measurements to changes in each unobservable input in isolation, as reflected in the table above, interrelationships between these inputs may also exist, such that a change in one unobservable input may give rise to a change in another, or multiple, inputs. Examples of such interrelationships for significant internally-priced Level 3 assets and liabilities are as follows:

Corporate Securities - The rate used to discount future cash flows reflects current risk free rates plus credit and liquidity spread requirements that market participants would use to value an asset. The discount rate may be influenced by many factors, including market cycles, expectations of default, collateral, term, and asset complexity. Each of these factors can influence discount rates, either in isolation, or in response to other factors.

Future Policy Benefits - The Company expects efficient benefit utilization and withdrawal rates to generally be correlated with lapse rates. However, behavior is generally highly dependent on the facts and circumstances surrounding the individual contractholder, such as their liquidity needs or tax situation, which could drive lapse behavior independent of other contractholder behavior assumptions. To the extent more efficient contractholder behavior results in greater in-the-moneyness at the contract level, lapse rates may decline for those contracts. Similarly, to the extent that increases in equity volatility are correlated with overall declines in the capital markets, lapse rates may decline as contracts become more in-the-money.

Separate Account Assets - In addition to the significant internally-priced Level 3 assets and liabilities presented and described above, the Company also has internally-priced separate account assets reported within Level 3. Changes in the fair value of separate account assets are borne by customers and thus are offset by changes in separate account liabilities on the Company's Consolidated Statement of Financial Position. As a result, changes in value associated with these investments do not impact the Company's Consolidated Statement of Operations. In addition, fees earned by the Company related to the management of most separate account assets classified as Level 3 do not change due to changes in the fair value of these investments. Quantitative information about significant internally-priced Level 3 separate account assets is as follows:

Real Estate and Other Invested Assets - Separate account assets include $84.1 million and $81.8 million of investments in real estate as of December 31, 2014 and December 31, 2013, respectively, that are classified as Level 3 and reported at fair value which is determined by the Company's equity in net assets of the entities. In general, these fair value estimates of real estate are based on property appraisal reports prepared by independent real estate appraisers. Key inputs and assumptions to the appraisal process include rental income and expense amounts, related growth rates, discount rates and capitalization rates. Because of the subjective nature of inputs and the judgment involved in the appraisal process, real estate investments are typically included in the Level 3 Classification. Key unobservable inputs to real estate valuation include capitalization rates, which ranged from 5.00% to 10.00% (6.68% weighted average) as of December 31, 2014 and 5.00% to 10.00% (6.82% weighted average) as of December 31, 2013 and discount rates which ranged from 6.75% to 11.00% (7.66% weighted average) as of December 31, 2014 and 6.75% to 11.00% (7.90% weighted average) as of December 31, 2013.

Valuation Process for Fair Value Measurements Categorized within Level 3 - The Company has established an internal control infrastructure over the valuation of financial instruments that requires ongoing oversight by its various Business Groups. These management control functions are segregated from the trading and investing functions. For invested assets, the Company has established oversight teams, often in the form of Pricing Committees within each asset management group. The teams, which typically include representation from investment, accounting, operations, legal and other disciplines are responsible for overseeing and monitoring the pricing of the Company's investments and performing periodic due diligence reviews of independent pricing services. An actuarial valuation team oversees the valuation of optional living benefit features of the Company's variable annuity contracts.

The Company has also established policies and guidelines that require the establishment of valuation methodologies and consistent application of such methodologies. These policies and guidelines govern the use of inputs and price source hierarchies and provide controls around the valuation processes. These controls include appropriate review and analysis of investment prices against market activity or indicators of reasonableness,

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------

analysis of portfolio returns to corresponding benchmark returns, back-testing, review of bid/ask spreads to assess activity, approval of price source changes, price overrides, methodology changes and classification of fair value hierarchy levels. For optional living benefit features of the Company's variable annuity products, the actuarial valuation unit periodically performs baseline testing of contract input data and actuarial assumptions are reviewed at least annually, and updated based upon emerging experience, future expectations and other data, including any observable market data. The valuation policies and guidelines are reviewed and updated as appropriate.

Within the trading and investing functions, the Company has established policies and procedures that relate to the approval of all new transaction types, transaction pricing sources and fair value hierarchy coding within the financial reporting system. For variable annuity product changes or new launches of optional living benefit features, the actuarial valuation unit validates input logic and new product features and agrees new input data directly to source documents.

Changes in Level 3 assets and liabilities - The following tables provide summaries of the changes in fair values of Level 3 assets and liabilities as of the dates indicated, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets and liabilities still held at the end of their respective periods.

                                                              Year Ended December 31, 2014
                                 ---------------------------------------------------------------------------------------
                                      Fixed Maturities Available For Sale
                                 ---------------------------------------------

                                                                                       Trading
                                                                      Commercial       Account         Equity
                                                       Asset-         Mortgage-         Assets       Securities,
                                  Corporate            Backed           Backed         - Equity       Available    Short Term
                                  Securities         Securities       Securities      Securities      for Sale     Investments
                                 -----------------------------------------------------------------------------------------------
                                                                     (in thousands)
Fair Value, beginning of
 period assets/(liabilities)     $      18,293     $       80,934     $       -      $       2,731   $       569    $      18
 Total gains (losses)
   (realized/unrealized):
   Included in earnings:
    Realized investment gains
     (losses), net                       1,392                142             -                  -             -            -
    Asset management fees and
     other income                            -                  -             -              1,424             -            -
   Included in other
    comprehensive income
    (loss)                               (145)              (348)           (2)                  -           246            -
 Net investment income                      72                 80             -                  -             -            -
 Purchases                              90,071             89,866        28,077              2,760             -            -
 Sales                                (13,837)                  -             -                  -          (65)            -
 Issuances                                   -                  -             -                  -             -            -
 Settlements                           (9,156)           (48,836)             -            (1,375)             -         (18)
 Transfers into Level 3 (2)              2,769             32,813             -                  -             -            -
 Transfers out of Level 3 (2)          (4,658)           (54,434)      (28,075)                  -             -            -
                                 -------------     --------------     ---------      -------------   -----------    ---------
Fair Value, end of period
 assets/(liabilities)            $      84,801     $      100,217     $       -      $       5,540   $       750    $       -
                                 =============     ==============     =========      =============   ===========    =========
Unrealized gains (losses) for
 the period relating to those
 Level 3 assets that were
   still held at the end of
   the period (3):
   Included in earnings:
    Realized investment gains
     (losses), net               $       (101)     $            -     $       -      $           -   $         -    $       -
    Asset management fees and
     other income                $           -     $            -     $       -      $       1,426   $         -    $       -

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


                                                                Year Ended December 31, 2014
                                 ------------------------------------------------------------------------------------------

                                 Other Long-      Reinsurance        Receivables         Separate
                                    term          Recoverables     from Parents and   Account Assets     Future Policy
                                 Investments          (4)             Affiliates           (1)             Benefits
                                 ------------   ----------------   ----------------   --------------   ------------------
                                                                       (in thousands)
Fair Value, beginning of
 period assets/(liabilities)     $      1,168   $      (376,868)    $       4,121     $      279,842   $          348,399
 Total gains (losses)
   (realized/unrealized):
   Included in earnings:
    Realized investment gains
     (losses), net                        168          4,683,691                -              6,445          (4,690,021)
    Asset management fees and
     other income                        (34)                  -                -                  -                    -
    Interest credited to
     policyholders' account
     balances                               -                  -                -              4,331                    -
   Included in other
    comprehensive income
    (loss)                                  -                  -            (121)                  -                    -
 Net investment income                      -                  -                -                  -                    -
 Purchases                                398            590,722           18,648            114,615                    -
 Sales                                      -                  -                -          (102,309)                    -
 Issuances                                  -                  -                -                  -            (651,989)
 Settlements                             (12)                  -                -                  -                    -
 Transfers into Level 3 (2)               427                  -            1,985                  -                    -
 Transfers out of Level 3 (2)               -                  -          (5,430)                  -                    -
                                 ------------   ----------------    -------------     --------------   ------------------
Fair Value, end of period
 assets/(liabilities)            $      2,115   $      4,897,545    $      19,203     $      302,924   $      (4,993,611)
                                 ============   ================    =============     ==============   ==================
Unrealized gains (losses) for
 the period relating to those
 Level 3 assets that were still held at
   the end of the period (3):
   Included in earnings:
    Realized investment gains
     (losses), net               $        168   $      4,672,815    $           -     $            -   $      (4,679,851)
    Asset management fees and
     other income                $       (34)   $              -    $           -     $            -   $                -
    Interest credited to
     policyholders' account
     balances                    $          -   $              -    $           -     $        4,331   $                -

                                                               Year Ended December 31, 2013
                                 ----------------------------------------------------------------------------------------
                                      Fixed Maturities, Available for Sale
                                 ----------------------------------------------

                                                                                 Trading
                                                                  Commercial     Account         Equity
                                                    Asset-        Mortgage-       Assets       Securities,
                                  Corporate         Backed          Backed       - Equity     Available for   Short Term
                                  Securities      Securities      Securities    Securities        Sale        Investments
                                 ------------------------------------------------------------------------------------------
                                                                      (in thousands)
Fair Value, beginning of
 period assets/(liabilities)     $      36,981   $     108,727   $          -   $     3,277    $     1,489    $        -
 Total gains (losses)
   (realized/unrealized):
   Included in earnings:
    Realized investment gains
     (losses), net                     (1,177)               -              -             -            427             -
    Asset management fees and
     other income                            -               -              -           953              -             -
   Included in other
    comprehensive income
    (loss)                             (1,641)           (294)            (3)             -             71             -
 Net investment income                      90             257              -             -              -             -
 Purchases                              14,996          33,078         12,524           380             65             -
 Sales                                 (2,329)             (1)              -       (1,499)        (1,483)             -
 Issuances                                   -               -              -             -              -             -
 Settlements                          (22,446)        (23,098)        (3,434)         (380)              -             -
 Transfers into Level 3 (2)                112               -              -             -              -            18
 Transfers out of Level 3 (2)          (6,293)        (35,239)        (9,087)             -              -             -
 Other (4)                                   -         (2,496)              -             -              -             -
                                 -------------   -------------   ------------   -----------    -----------    ----------
Fair Value, end of period
 assets/(liabilities)            $      18,293   $      80,934   $          -   $     2,731    $       569    $       18
                                 =============   =============   ============   ===========    ===========    ==========
Unrealized gains (losses) for
 the period relating to those
 Level 3 assets that were
   still held at the end of
   the period (3):
   Included in earnings:
    Realized investment gains
     (losses), net               $     (1,648)   $           -   $          -   $         -    $         -    $        -
    Asset management fees and
     other income                $           -   $           -   $          -   $       869    $         -    $        -

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


                                                              Year Ended December 31, 2013
                          ---------------------------------------------------------------------------------------------------

                           Other Long-     Receivables        Separate
                              term         from Parents    Account Assets   Reinsurance     Future Policy
                           Investments    and Affiliates        (1)         Recoverables      Benefits       Other Liabilities
                          -------------   --------------   --------------   ------------   ---------------   -----------------
                                                                     (in thousands)
Fair Value, beginning
 of period
 assets/(liabilities)     $         988   $       1,995    $     248,255    $          -   $   (1,417,891)     $   1,287,157
 Total gains (losses)
   (realized/unrealized):
   Included in
    earnings:
    Realized
     investment gains
     (losses), net                (232)               -            1,966          11,400         2,342,621       (2,210,096)
    Asset management
     fees and other
     income                         144               -                -               -                 -                 -
    Interest credited
     to
     policyholders'
     account balances                 -               -           18,978               -                 -                 -
   Included in other
    comprehensive
    income (loss)                     -            (25)                -               -                 -                 -
 Net investment income                -               -                -               -                 -                 -
 Purchases                          268           5,147           80,302               -                 -           534,671
 Sales                                -         (3,495)         (69,659)               -                 -                 -
 Issuances                            -               -                -               -         (576,331)                 -
 Settlements                          -               -                -               -                 -                 -
 Transfers into Level
   3 (2)                              -               -                -               -                 -                 -
 Transfers out of
   Level 3 (2)                        -         (1,997)                -               -                 -                 -
 Other (4)                            -           2,496                -               -
                          -------------   --------------   --------------   ------------   ---------------   -----------------
Fair Value, end of
 period
 assets/(liabilities)     $       1,168   $       4,121    $     279,842    $     11,400   $       348,399     $    (388,268)
                          =============   ==============   ==============   ============   ===============   =================
Unrealized gains
 (losses) for the
 period relating to
 those
 Level 3 assets that
   were still held at
   the end of the
   period (3):
   Included in
    earnings:
    Realized
     investment gains
     (losses), net        $           -               -    $           -    $     11,400   $     2,318,266     $ (2,188,291)
    Asset management
     fees and other
     income               $         122               -    $           -    $          -   $             -     $           -
    Interest credited
     to
     policyholders'
     account balances     $           -               -    $      18,978    $          -   $             -     $           -

                                                                            Year Ended December 31, 2012
                                                     ---------------------------------------------------------------------------
                                                           Fixed Maturities, Available for Sale
                                                     -------------------------------------------------

                                                                                                          Other
                                                                                                         Trading
                                                                                            Commercial   Account      Equity
                                                                                  Asset-    Mortgage-    Assets-    Securities,
                                                     U.S. Treasury Corporate      Backed      Backed      Equity     Available
                                                      Securities   Securities   Securities  Securities  Securities   for Sale
                                                     ------------- ----------- ------------ ---------- ------------ ------------
                                                                                   (in thousands)
Fair Value, beginning of period
 assets/(liabilities)                                $      4,696  $    23,720 $     62,429 $        - $      3,362 $      2,652
 Total gains (losses) (realized/unrealized):
   Included in earnings:
    Realized investment gains (losses), net                     -      (3,454)          687          -            -      (1,423)
    Asset management fees and other income                      -            -            -          -         (35)            -
   Included in other comprehensive income (loss)                4        4,070        2,840       (65)            -          264
 Net investment income                                          -          101          364          3            -            -
 Purchases                                                      -        8,714       62,524          -            -            -
 Sales                                                          -         (89)            -          -            -            -
 Issuances                                                      -            -            -          -            -            -
 Settlements                                                    -      (8,656)     (14,566)    (2,496)         (50)            -
 Transfers into Level 3 (2)                                     -       23,995        5,702      5,246            -            -
 Transfers out of Level 3 (2)                                   -     (16,120)     (11,253)    (2,688)            -          (4)
 Other (4)                                                (4,700)        4,700            -          -            -            -
                                                     ------------  ----------- ------------ ---------- ------------ ------------
Fair Value, end of period assets/(liabilities)       $          -  $    36,981 $    108,727 $        - $      3,277 $      1,489
                                                     ============  =========== ============ ========== ============ ============
Unrealized gains (losses) for the period relating
 to those
 Level 3 assets that were still held at the end
   of the period (3):
   Included in earnings:
    Realized investment gains (losses), net          $          -  $         - $          - $        - $          - $          -
    Asset management fees and other income           $          -  $         - $          - $        - $       (35) $          -

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


                                                                                 Year Ended December 31, 2012
                                                               ----------------------------------------------------------------

                                                               Other Long-               Receivables    Separate
                                                                  term     Reinsurance   from Parents   Account   Future Policy
                                                               investments Recoverables and Affiliates Assets (1)   Benefits
-                                                              ----------- ------------ -------------- ---------- -------------
                                                                                        (in thousands)
Fair Value, beginning of period assets/(liabilities)              $    686   $  868,824         $    -  $ 222,323  $  (912,986)
 Total gains (losses) (realized/unrealized):
   Included in earnings:
    Realized investment gains (losses), net                        (4,659)        2,937              -    (1,476)      (61,390)
    Asset management fees and other income                             (7)            -              -          -             -
    Interest credited to policyholders' account balances                 -            -              -     12,377             -
   Included in other comprehensive income (loss)                         -            -            (5)          -             -
 Net investment income                                                   -            -              -          -             -
 Purchases                                                           4,966      415,396          2,000     94,515             -
 Sales                                                                   -            -              -   (79,484)             -
 Issuances                                                               -            -              -          -     (443,515)
 Settlements                                                             2            -              -          -             -
 Transfers into Level 3 (2)                                              -            -              -          -             -
 Transfers out of Level 3 (2)                                            -            -              -          -             -
                                                               ----------- ------------ -------------- ---------- -------------
Fair Value, end of period assets/(liabilities)                    $    988   $1,287,157         $1,995  $ 248,255  $(1,417,891)
                                                               =========== ============ ============== ========== =============
Unrealized gains (losses) for the period relating to those
 Level 3 assets that were still held at the end of the
   period (3):
   Included in earnings:
    Realized investment gains (losses), net                       $(4,549)   $   17,516         $    -  $       -  $   (76,581)
    Asset management fees and other income                        $    (7)   $        -         $    -  $       -  $          -
    Interest credited to policyholders' account balances          $      -   $        -         $    -  $  12,377  $          -

(1)Separate account assets represent segregated funds that are invested for certain customers. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Separate account liabilities are not included in the above table as they are reported at contract value and not fair value in the Company's Consolidated Statement of Financial Position.
(2)Transfers into or out of Level 3 are reported as the value as of the beginning of the quarter in which the transfer occurs.
(3)Unrealized gains or losses related to assets still held at the end of the period do not include amortization or accretion of premiums and discounts.
(4)Reinsurance of variable annuity living benefit features that were classified as "Other Liabilities" at 2013 and were reclassified to "Reinsurance Recoverables" at 2014 as they were in a net asset position.

Transfers - Transfers into Level 3 are generally the result of unobservable inputs utilized within valuation methodologies and the use of indicative broker quotes for assets that were previously valued using observable inputs. Transfers out of Level 3 are generally due to the use of observable inputs in valuation methodologies as well as the availability of pricing service information for certain assets that the Company is able to validate.

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


Fair Value of Financial Instruments

The table below presents the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value. The financial instruments presented below are reported at carrying value on the Company's Consolidated Statements of Financial Position; however, in some cases, as described below, the carrying amount equals or approximates fair value.

                                                                            December 31, 2014
                                                           ---------------------------------------------------

                                                                                                     Carrying
                                                                          Fair Value                Amount (1)
-                                                          ---------------------------------------- ----------

                                                           Level 1  Level 2    Level 3     Total      Total
                                                           ------- ---------- ---------- ---------- ----------
                                                                             (in thousands)
Assets:
  Commercial mortgage and other loans                      $     - $    8,486 $1,775,949 $1,784,435 $1,681,553
  Policy loans                                                   -          -  1,123,912  1,123,912  1,123,912
  Other long term investments                                    -          -     11,085     11,085     10,168
  Cash and cash equivalents                                 53,476     93,633          -    147,109    147,109
  Accrued investment income                                      -     90,506          -     90,506     90,506
  Receivables from parents and affiliates                        -     70,668          -     70,668     70,689
  Other assets                                                   -     24,126          -     24,126     24,126
                                                           ------- ---------- ---------- ---------- ----------
   Total assets                                            $53,476 $  287,419 $2,910,946 $3,251,841 $3,148,063
                                                           ======= ========== ========== ========== ==========
Liabilities:
  Policyholders' account balances - investment contracts   $     - $  929,694 $   40,063 $  969,757 $  976,190
  Cash collateral for loaned securities                          -     65,418          -     65,418     65,418
  Securities sold under agreement to repurchase                  -          -          -          -          -
  Short-term debt                                                -    429,903          -    429,903    423,000
  Long-term debt                                                 -  1,321,501          -  1,321,501  1,288,000
  Payables to parent and affiliates                              -     53,027          -     53,027     53,027
  Other liabilities                                              -    315,736          -    315,736    315,736
                                                           ------- ---------- ---------- ---------- ----------
   Total liabilities                                       $     - $3,115,279 $   40,063 $3,155,342 $3,121,371
                                                           ======= ========== ========== ========== ==========

                                                                            December 31, 2013
                                                           ---------------------------------------------------

                                                                                                     Carrying
                                                                          Fair Value                Amount (1)
-                                                          ---------------------------------------- ----------

                                                           Level 1  Level 2    Level 3     Total      Total
                                                           ------- ---------- ---------- ---------- ----------
                                                                             (in thousands)
Assets:
  Commercial mortgage and other loans                      $     - $    7,827 $1,604,247 $1,612,074 $1,532,165
  Policy loans                                                   -          -  1,086,772  1,086,772  1,086,772
  Other long term investments                                    -          -      4,751      4,751      4,268
  Cash and cash equivalents                                 45,317     56,139          -    101,456    101,456
  Accrued investment income                                      -     89,465          -     89,465     89,465
  Receivables from parents and affiliates                        -     87,849          -     87,849     87,481
  Other assets                                                   -     34,060          -     34,060     34,060
                                                           ------- ---------- ---------- ---------- ----------
   Total assets                                            $45,317 $  275,340 $2,695,770 $3,016,427 $2,935,667
                                                           ======= ========== ========== ========== ==========
Liabilities:
  Policyholders' account balances - investment contracts   $     - $  851,607 $   40,451 $  892,058 $  901,860
  Cash collateral for loaned securities                          -     84,867          -     84,867     84,867
  Short-term debt                                                -    275,268          -    275,268    274,900
  Long-term debt                                                 -  1,644,827          -  1,644,827  1,592,000
  Payables to parent and affiliates                              -     45,649          -     45,649     45,649
  Other liabilities                                              -    270,339          -    270,339    270,339
                                                           ------- ---------- ---------- ---------- ----------
   Total liabilities                                       $     - $3,172,557 $   40,451 $3,213,008 $3,169,615
                                                           ======= ========== ========== ========== ==========

(1)Carrying values presented herein differ from those in the Company's Consolidated Statement of Financial Position because certain items within the respective financial statement captions are not considered financial instruments or out of scope under authoritative guidance relating to disclosures of the fair value of financial instruments. Financial statement captions excluded from the above table are not considered financial instruments.

The fair values presented above have been determined by using available market information and by applying market valuation methodologies, as described in more detail below.

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


Commercial Mortgage and Other Loans

The fair value of most commercial mortgage loans is based upon the present value of the expected future cash flows discounted at the appropriate U.S. Treasury rate plus an appropriate credit spread for similar quality loans. The quality ratings for these loans, a primary determinant of the credit spreads and a significant component of the pricing process, are based on an internally-developed methodology.

Policy Loans

During the fourth quarter of 2013, the Company changed the valuation technique used to fair value policy loans. For the periods ended December 31, 2014 and 2013, the fair value of policy loans was determined by discounting expected cash flows at the current loan coupon rate. As a result the carrying value of the policy loans approximates the fair value for both the years ended
December 31, 2014 and 2013. Prior to this change, the fair value of U.S. insurance policy loans was calculated by discounting expected cash flows based upon current U.S. Treasury rates and historical loan repayment patterns.

Other Long-term Investments

Other long-term investments include investments in joint ventures and limited partnerships. The estimated fair values of these cost method investments are generally based on the Company's share of the net asset value ("NAV") as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments. No such adjustments were made as of December 31, 2014 and 2013.

Cash and Cash Equivalents, Accrued Investment Income, Receivables from Parent and Affiliates and Other Assets

The Company believes that due to the short-term nature of certain assets, the carrying value approximates fair value. These assets include: cash and cash equivalents instruments, accrued investment income, and other assets that meet the definition of financial instruments, including receivables, such as unsettled trades and accounts receivable. Also included in receivables from parents and affiliates is an affiliated note whose fair value is determined in the same manner as the underlying debt described below under "Short-Term and Long-Term Debt".

Policyholders' Account Balances - Investment Contracts

Only the portion of policyholders' account balances related to products that are investment contracts (those without significant mortality or morbidity risk) are reflected in the table above. For fixed deferred annuities fair values are derived using discounted projected cash flows based on interest rates that are representative of the Company's financial strength ratings, and hence reflect the Company's own NPR. For those balances that can be withdrawn by the customer at any time without prior notice or penalty, the fair value is the amount estimated to be payable to the customer as of the reporting date, which is generally the carrying value.

Securities Sold Under Agreements to Repurchase

The Company receives collateral for selling securities under agreements to repurchase, or pledges collateral under agreements to resell. Repurchase and resale agreements are also generally short-term in nature, and therefore, the carrying amounts of these instruments approximate fair value.

Cash Collateral for Loaned Securities

Cash collateral for loaned securities represents the collateral received or paid in connection with loaning or borrowing securities, similar to the securities sold under agreement to repurchase above. For these transactions, the carrying value of the related asset/liability approximates fair value as they equal the amount of cash collateral received or paid.

Short-Term and Long-Term Debt

The fair value of short-term and long-term debt is generally determined by either prices obtained from independent pricing services, which are validated by the Company, or discounted cash flow models. These fair values consider the Company's own NPR. Discounted cash flow models predominately use market observable inputs such as the borrowing rates currently available to the Company for debt and financial instruments with similar terms and remaining maturities. For debt with a maturity of less than 90 days, the carrying value approximates fair value.

Other Liabilities and Payables to Parent and Affiliates

Other liabilities and payables to parent and affiliates are primarily payables, such as unsettled trades, drafts, escrow deposits and accrued expense payables. Due to the short term until settlement of most of these liabilities, the Company believes that carrying value approximates fair value.

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


10.  DERIVATIVE INSTRUMENTS

Types of Derivative Instruments and Derivative Strategies

Interest Rate Contracts

Interest rate swaps are used by the Company to reduce risks from changes in interest rates, manage interest rate exposures arising from mismatches between assets and liabilities (including duration mismatches) and to hedge against changes in the value of assets it owns or anticipates acquiring or selling. Swaps may be attributed to specific assets or liabilities or may be used on a portfolio basis. Under interest rate swaps, the Company agrees with counterparties to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed upon notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty at each due date.

Equity Contracts

Equity index options are contracts which will settle in cash based on differentials in the underlying indices at the time of exercise and the strike price. The Company uses combinations of purchases and sales of equity index options to hedge the effects of adverse changes in equity indices within a predetermined range.

Total return swaps are contracts whereby the Company agrees with counterparties to exchange, at specified intervals, the difference between the return on an asset (or market index) and LIBOR based on a notional amount. The Company generally uses total return swaps to hedge the effect of adverse changes in equity indices.

Foreign Exchange Contracts

Currency derivatives, including currency swaps and forwards, are used by the Company to reduce risks from changes in currency exchange rates with respect to investments denominated in foreign currencies that the Company either holds or intends to acquire or sell.

Under currency forwards, the Company agrees with counterparties to deliver a specified amount of an identified currency at a specified future date. Typically, the price is agreed upon at the time of the contract and payment for such a contract is made at the specified future date. The Company executes forward sales of the hedged currency in exchange for U.S. dollars at a specified exchange rate. The maturities of these forwards correspond with the future periods in which the non-U.S. dollar-denominated earnings are expected to be generated. These earnings hedges do not qualify for hedge accounting.

Under currency swaps, the Company agrees with counterparties to exchange, at specified intervals, the difference between one currency and another at an exchange rate and calculated by reference to an agreed principal amount. Generally, the principal amount of each currency is exchanged at the beginning and termination of the currency swap by each party. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty for payments made in the same currency at each due date.

Credit Contracts

Credit derivatives are used by the Company to enhance the return on the Company's investment portfolio by creating credit exposure similar to an investment in public fixed maturity cash instruments. With credit derivatives the Company can sell credit protection on an identified name, and in return receives a quarterly premium. With credit default derivatives, this premium or credit spread generally corresponds to the difference between the yield on the referenced name's public fixed maturity cash instruments and swap rates, at the time the agreement is executed. If there is an event of default by the referenced name, as defined by the agreement, then the Company is obligated to pay the counterparty the referenced amount of the contract and receive in return the referenced defaulted security or similar security or pay the referenced amount less the auction recovery rate. See credit derivatives section below for discussion of guarantees related to credit derivatives written. In addition to selling credit protection, the Company has purchased credit protection using credit derivatives in order to hedge specific credit exposures in the Company's investment portfolio.

Embedded Derivatives

The Company sells variable annuity products, which may include guaranteed benefit features that are accounted for as embedded derivatives. The Company has reinsurance agreements to transfer the risk related to certain of these benefit features to an affiliate, Pruco Reinsurance Ltd., or "Pruco Re". Some of the Company's universal life products contain a no-lapse guarantee provision that is reinsured with an affiliate, UPARC. The reinsurance agreement contains an embedded derivative related to the interest rate risk of the reinsurance contract. The embedded derivatives are carried at fair value. These embedded derivatives are marked to market through "Realized investment gains (losses), net" based on the change in value of the underlying contractual guarantees, which are determined using valuation models, as described in Note 9.

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------

Prior to disposal in the fourth quarter of 2013, the Company invested in fixed maturities that, in addition to a stated coupon, provided a return based upon the results of an underlying portfolio of fixed income investments and related investment activity. The Company accounted for these investments as available-for-sale fixed maturities containing embedded derivatives. Such embedded derivatives are marked to market through "Realized investment gains (losses), net," based upon the change in value of the underlying portfolio.

The table below provides a summary of the gross notional amount and fair value of derivatives contracts by the primary underlying, excluding embedded derivatives which are recorded with the associated host. Many derivative instruments contain multiple underlyings. The fair value amounts below represent the gross fair value of derivative contracts prior to taking into account the netting effects of master netting agreements, cash collateral held with the same counterparty, and non-performance risk.

                                                        December 31, 2014                    December 31, 2013
                                                ----------------------------------   ---------------------------------
                                                                  Gross Fair Value                    Gross Fair Value
                                                                --------------------                 -------------------
              Primary Underlying                     Notional    Assets  Liabilities      Notional   Assets  Liabilities
------------------------------------------------    --------------------------------------------------------------------

                                                                              (in thousands)
Derivatives Designated as Hedge Accounting
 Instruments:
Currency/Interest Rate
Currency Swaps                                      $   291,100 $ 14,733   $ (3,008)     $   249,601 $ 6,304  $ (11,583)
                                                    ----------- -------- -----------     ----------- ------- -----------
Total Qualifying Hedges                             $   291,100 $ 14,733   $ (3,008)     $   249,601 $ 6,304  $ (11,583)
                                                    =========== ======== ===========     =========== ======= ===========
Derivatives Not Qualifying as Hedge Accounting
 Instruments:
Interest Rate
Interest Rate Swaps                                 $ 3,184,400 $192,181   $(20,574)     $ 2,434,400 $47,475  $(185,222)

Currency
Forwards                                                  1,025       40           -             507       2           -
Credit
Credit Default Swaps                                     12,275      150       (513)          14,275      15       (862)
Currency/Interest Rate
Currency Swaps                                          101,653    6,677       (712)          69,450     211     (3,325)
Equity
Total Return Swaps                                      577,054    2,405    (19,670)         332,000       -     (8,057)
Equity Options                                       39,735,182   26,932    (14,210)      40,739,168  19,639     (9,418)
                                                    ----------- -------- -----------     ----------- ------- -----------
Total Non-Qualifying Hedges                          43,611,589  228,385    (55,679)      43,589,800  67,342   (206,884)
                                                    =========== ======== ===========     =========== ======= ===========
Total Derivatives (1)                               $43,902,689 $243,118   $(58,687)     $43,839,401 $73,646  $(218,467)
                                                    =========== ======== ===========     =========== ======= ===========

  (1)Excludes embedded derivatives which contain multiple underlyings. The fair value of the embedded derivatives related to living benefit feature was a liability of $4,994 million and an asset of $348 million as of December 31, 2014 and December 31, 2013, respectively, included in "Future policy benefits." The fair value of the embedded derivatives related to the reinsurance of certain of these benefits to Pruco Re was an asset of $4,522 million and a liability of $388 million as of December 31, 2014 and December 31, 2013, respectively, included in "Reinsurance Recoverables" and "Other Liabilities," respectively. The fair value of the embedded derivative related to the no-lapse guarantee with UPARC was an asset of $376 million and $11 million as of December 31, 2014 and December 31, 2013, respectively, included in "Reinsurance Recoverables." See Note 12 for additional information on the agreement.

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


Offsetting Assets and Liabilities

The following table presents recognized derivative instruments (including bifurcated embedded derivatives), and repurchase and reverse repurchase agreements that are offset in the balance sheet, and/or are subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in the balance sheet.

                                                                              December 31, 2014
                                                -----------------------------------------------------------------------------
                                                                    Gross            Net
                                                    Gross          Amounts         Amounts
                                                 Amounts of     Offset in the   Presented in
                                                 Recognized     Statement of    the Statement     Financial
                                                  Financial       Financial     of Financial    Instruments/
                                                 Instruments      Position        Position      Collateral(1)    Net Amount
                                                -------------- ---------------  -------------- ---------------  -------------
                                                                               (in thousands)
Offsetting of Financial Assets:
Derivatives(1)                                  $      242,523 $      (215,066) $       27,457 $        (7,194) $      20,263
Securities purchased under agreement to resell          93,633               -          93,633         (93,633)             -
                                                -------------- ---------------  -------------- ---------------  -------------
Total Assets                                    $      336,156 $      (215,066) $      121,090 $      (100,827) $      20,263
                                                ============== ===============  ============== ===============  =============
Offsetting of Financial Liabilities:
Derivatives(1)                                  $       58,687 $       (58,687) $            - $             -  $           -
Securities sold under agreement to repurchase                -               -               -               -              -
                                                -------------- ---------------  -------------- ---------------  -------------
Total Liabilities                               $       58,687 $       (58,687) $            - $             -  $           -
                                                ============== ===============  ============== ===============  =============

                                                                              December 31, 2013
                                                -----------------------------------------------------------------------------
                                                                    Gross            Net
                                                    Gross          Amounts         Amounts
                                                 Amounts of     Offset in the   Presented in
                                                 Recognized     Statement of    the Statement     Financial
                                                  Financial       Financial     of Financial    Instruments/
                                                 Instruments      Position        Position      Collateral(1)    Net Amount
                                                -------------- ---------------  -------------- ---------------  -------------
                                                                               (in thousands)
Offsetting of Financial Assets:
Derivatives(1)                                  $       73,219 $       (73,219) $            - $             -  $           -
Securities purchased under agreement to resell          56,139               -          56,139         (56,139)             -
                                                -------------- ---------------  -------------- ---------------  -------------
Total Assets                                    $      129,358 $       (73,219) $       56,139 $       (56,139) $           -
                                                ============== ===============  ============== ===============  =============
Offsetting of Financial Liabilities:
Derivatives(1)                                  $      218,467 $       (73,051) $      145,416 $      (136,593) $       8,823
Securities sold under agreement to repurchase                -               -               -               -              -
                                                -------------- ---------------  -------------- ---------------  -------------
Total Liabilities                               $      218,467 $      (73,051)  $      145,416 $      (136,593) $       8,823
                                                ============== ===============  ============== ===============  =============

  (1)Amounts exclude the excess of collateral received/pledged from/to the counterparty.

For information regarding the rights of offset associated with the derivative assets and liabilities in the table above see "Credit Risk" below. For securities purchased under agreements to resell and securities sold under agreements to repurchase, the Company monitors the value of the securities and maintains collateral, as appropriate, to protect against credit exposure. Where the Company has entered into repurchase and resale agreements with the same counterparty, in the event of default, the Company would generally be permitted to exercise rights of offset. For additional information on the Company's accounting policy for securities repurchase and resale agreements, see Note 2 to the Company's Consolidated Financial Statements.

Cash Flow Hedges

The primary derivative instruments used by the Company in its cash flow hedge accounting relationships are currency swaps. These instruments are only designated for hedge accounting in instances where the appropriate criteria are met. The Company does not use futures, options, credit, equity or embedded derivatives in any of its cash flow hedge accounting relationships.

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


The following tables provide the financial statement classification and impact of derivatives used in qualifying and non-qualifying hedge relationships, excluding the offset of the hedged item in an effective hedge relationship:

                                                                    Year Ended December 31, 2014
-                                                     ---------------------------------------------------------
                                                                                                         Accumulated
                                                                                                            Other
                                                         Realized            Net                        Comprehensive
                                                        Investment        Investment       Other           Income
                                                      Gains (Losses)        Income         Income         (Loss)(1)
                                                      ---------------------------------------------------------------
                                                                           (in thousands)
Derivatives Designated as Hedging Instruments:
Cash flow hedges
  Currency/Interest Rate                              $            -     $      1,027     $     908           $16,286
                                                      --------------     ------------     ---------     -------------
  Total cash flow hedges                                           -            1,027           908            16,286
                                                      --------------     ------------     ---------     -------------
Derivatives Not Qualifying as Hedging Instruments:
  Interest Rate                                              350,946                -             -                 -
  Currency                                                        86                -             -                 -
  Currency/Interest Rate                                      14,344                -           126                 -
  Credit                                                           2                -             -                 -
  Equity                                                    (65,424)                -             -                 -
  Embedded Derivatives                                     (209,398)                -             -                 -
                                                      --------------     ------------     ---------     -------------
  Total non-qualifying hedges                                 90,556                -           126                 -
                                                      --------------     ------------     ---------     -------------
  Total                                               $       90,556     $      1,027     $   1,034           $16,286
                                                      ==============     ============     =========     =============

                                                                    Year Ended December 31, 2013
-                                                     ---------------------------------------------------------
                                                                                                         Accumulated
                                                                                                            Other
                                                         Realized            Net                        Comprehensive
                                                        Investment        Investment       Other           Income
                                                      Gains (Losses)        Income         Income         (Loss)(1)
                                                      ---------------------------------------------------------------
                                                                           (in thousands)
Derivatives Designated as Hedging Instruments:
Cash flow hedges
  Currency/Interest Rate                              $            -     $      1,029     $   (794)          $(4,848)
                                                      --------------     ------------     ---------     -------------
  Total cash flow hedges                                           -            1,029         (794)           (4,848)
                                                      --------------     ------------     ---------     -------------
Derivatives Not Qualifying as Hedging Instruments:
  Interest Rate                                            (191,954)                -             -                 -
  Currency                                                        51                -             -                 -
  Currency/Interest Rate                                     (3,450)                -          (17)                 -
  Credit                                                     (1,106)                -             -                 -
  Equity                                                   (130,714)                -             -                 -
  Embedded Derivatives                                       274,374                -             -                 -
                                                      --------------     ------------     ---------     -------------
  Total non-qualifying hedges                               (52,799)                -             -                 -
                                                      --------------     ------------     ---------     -------------
  Total                                               $     (52,799)     $      1,029     $   (811)          $(4,848)
                                                      ==============     ============     =========     =============

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


                                                Year Ended December 31, 2012
                                       -------------------------------------------------------------
                                                                                      Accumulated
                                            Realized          Net                        Other
                                           Investment      Investment    Other       Comprehensive
                                         Gains (Losses)      Income      Income     Income (Loss)(1)
                                       -------------------------------------------------------------
                                                               (in thousands)
Derivatives Designated as Hedging
Instruments:
Cash flow hedges
  Currency/Interest Rate                 $             -   $      707   $      46           $(2,376)
                                         ---------------   ----------   ---------   ----------------
  Total cash flow hedges                               -          707          46            (2,376)
                                         ---------------   ----------   ---------   ----------------
Derivatives Not Qualifying as Hedging
Instruments:
  Interest Rate                                    1,309            -           -                  -
  Currency                                         (147)            -           -                  -
  Currency/Interest Rate                           (866)            -         (6)                  -
  Credit                                           (763)            -           -                  -
  Equity                                        (69,527)            -           -                  -
  Embedded Derivatives                         (116,431)            -           -                  -
                                         ---------------   ----------   ---------   ----------------
  Total non-qualifying hedges                  (186,425)            -         (6)                  -
                                         ---------------   ----------   ---------   ----------------
  Total                                  $     (186,425)   $      707   $      40           $(2,376)
                                         ===============   ==========   =========   ================

  (1)Amounts deferred in "Accumulated other comprehensive income (loss)."

For the years ended December 31, 2014, 2013 and 2012, the ineffective portion of derivatives accounted for using hedge accounting was not material to the Company's results of operations. Also, there were no material amounts reclassified into earnings relating to instances in which the Company discontinued cash flow hedge accounting because the forecasted transaction did not occur by the anticipated date or within the additional time period permitted by the authoritative guidance for the accounting for derivatives and hedging.

Presented below is a rollforward of current period cash flow hedges in "Accumulated other comprehensive income (loss)" before taxes:

                                                                                       (in thousands)
                                                                                     ----------------
Balance, December 31, 2011                                                                   $  2,523
Net deferred gains (losses) on cash flow hedges from January 1 to December 31, 2012             (622)
Amount reclassified into current period earnings                                              (1,754)
                                                                                     ----------------
Balance, December 31, 2012                                                                        147
Net deferred gains (losses) on cash flow hedges from January 1 to December 31, 2013           (4,519)
Amount reclassified into current period earnings                                                (329)
                                                                                     ----------------
Balance, December 31, 2013                                                                    (4,701)
Net deferred gains (losses) on cash flow hedges from January 1 to December 31, 2014            22,880
Amount reclassified into current period earnings                                              (6,594)
                                                                                     ----------------
Balance, December 31, 2014                                                                   $ 11,585
                                                                                     ================

As of December 31, 2014 and 2013, the Company did not have any qualifying cash flow hedges of forecasted transactions other than those related to the variability of the payment or receipt of interest or foreign currency amounts on existing financial instruments. The maximum length of time for which these variable cash flows are hedged is 20 years. Income amounts deferred in "Accumulated other comprehensive income (loss)" as a result of cash flow hedges are included in "Net unrealized investment gains (losses)" in the Consolidated Statements of Equity.

Credit Derivatives

The Company has no exposure from credit derivatives where it has written credit protection as of December 31, 2014 and December 31, 2013.

The Company has purchased credit protection using credit derivatives in order to hedge specific credit exposures in the Company's investment portfolio. As of December 31, 2014 and December 31, 2013, the Company had $12 million and $14 million of outstanding notional amounts, respectively, reported at fair value as a liability of less than $1 million for both periods.

Credit Risk

The Company is exposed to credit-related losses in the event of non-performance by our counterparty to financial derivative transactions.

The Company has credit risk exposure to an affiliate, Prudential Global Funding, LLC ("PGF"), related to its OTC derivative transactions. PGF manages credit risk with external counterparties by entering into derivative transactions with highly rated major international financial institutions and other creditworthy counterparties, and by obtaining collateral, such as cash and securities, when appropriate. Additionally, limits are set on single party credit exposures which are subject to periodic management review.

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


Under fair value measurements, the Company incorporates the market's perception of its own and the counterparty's non-performance risk in determining the fair value of the portion of its OTC derivative assets and liabilities that are uncollateralized. Credit spreads are applied to the derivative fair values on a net basis by counterparty. To reflect the Company's own credit spread a proxy based on relevant debt spreads is applied to OTC derivative net liability positions. Similarly, the Company's counterparty's credit spread is applied to OTC derivative net asset positions.

11. COMMITMENTS, CONTINGENT LIABILITIES AND LITIGATION AND REGULATORY MATTERS

Commitments

The Company has made commitments to fund commercial loans. As of December 31, 2014, the outstanding balance on this commitment was $37 million. The Company also made commitments to purchase or fund investments, mostly private fixed maturities. As of December 31, 2014, $68 million of this commitment was outstanding.

Contingent Liabilities

On an ongoing basis, the Company's internal supervisory and control functions review the quality of sales, marketing and other customer interface procedures and practices and may recommend modifications or enhancements. From time to time, this review process results in the discovery of product administration, servicing or other errors, including errors relating to the timing or amount of payments or contract values due to customers. In certain cases, if appropriate, the Company may offer customers remediation and may incur charges, including the costs of such remediation, administrative costs and regulatory fines.

The Company is subject to the laws and regulations of states and other jurisdictions concerning the identification, reporting and escheatment of unclaimed or abandoned funds, and is subject to audit and examination for compliance with these requirements. For additional discussion of these matters, see "Litigation and Regulatory Matters" below.

It is possible that the results of operations or the cash flow of the Company in a particular quarterly or annual period could be materially affected as a result of payments in connection with the matters discussed above or other matters depending, in part, upon the results of operations or cash flow for such period. Management believes, however, that ultimate payments in connection with these matters, after consideration of applicable reserves and rights to indemnification, should not have a material adverse effect on the Company's financial position.

Litigation and Regulatory Matters

The Company is subject to legal and regulatory actions in the ordinary course of its business. Pending legal and regulatory actions include proceedings specific to the Company and proceedings generally applicable to business practices in the industry in which it operates. The Company is subject to class action lawsuits and other litigation involving a variety of issues and allegations involving sales practices, claims payments and procedures, premium charges, policy servicing and breach of fiduciary duty to customers. The Company is also subject to litigation arising out of its general business activities, such as its investments, contracts, leases and labor and employment relationships, including claims of discrimination and harassment, and could be exposed to claims or litigation concerning certain business or process patents. In addition, the Company, along with other participants in the businesses in which it engages, may be subject from time to time to investigations, examinations and inquiries, in some cases industry-wide, concerning issues or matters upon which such regulators have determined to focus. In some of the Company's pending legal and regulatory actions, parties are seeking large and/or indeterminate amounts, including punitive or exemplary damages. The outcome of litigation or a regulatory matter, and the amount or range of potential loss at any particular time, is often inherently uncertain. The following is a summary of certain pending proceedings.

The Company establishes accruals for litigation and regulatory matters when it is probable that a loss has been incurred and the amount of that loss can be reasonably estimated. For litigation and regulatory matters where a loss may be reasonably possible, but not probable, or is probable but not reasonably estimable, no accrual is established, but the matter, if material, is disclosed, including matters discussed below. As of December 31, 2014, the aggregate range of reasonably possible losses in excess of accruals established is not currently estimable. The Company reviews relevant information with respect to its litigation and regulatory matters on a quarterly and annual basis and updates its accruals, disclosures and estimates of reasonably possible loss based on such reviews.

In January 2013, a qui tam action on behalf of the State of Florida, Total Asset Recovery Services v. Met Life Inc., et al., Manulife Financial Corporation, et. al., Prudential Financial, Inc., The Prudential Insurance Company of America, and Prudential Insurance Agency, LLC, filed in the Circuit Court of Leon County, Florida, was served on Prudential Insurance. The complaint alleges that Prudential Insurance failed to escheat life insurance proceeds to the State of Florida in violation of the Florida False Claims Act and seeks injunctive relief, compensatory damages, civil penalties, treble damages, prejudgment interest, attorneys' fees and costs. In March 2013, the Company filed a motion to dismiss the complaint. In August 2013, the court dismissed the complaint with prejudice. In September 2013, plaintiff filed an appeal with Florida's Circuit Court of the Second Judicial Circuit in Leon County. In September 2014, the Florida District Court of Appeal First District affirmed the trial court's decision.

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


In October 2012, the State of West Virginia, through its State Treasurer, filed a lawsuit, State of West Virginia ex. Rel. John D. Perdue v. PRUCO Life Insurance Company, in the Circuit Court of Putnam County, West Virginia. The complaint alleges violations of the West Virginia Uniform Unclaimed Property Fund Act by failing to properly identify and report all unclaimed insurance policy proceeds which should either be paid to beneficiaries or escheated to West Virginia. The complaint seeks to examine the records of the Company to determine compliance with the West Virginia Uniform Unclaimed Property Fund Act, and to assess penalties and costs in an undetermined amount. In April 2013, the Company filed a motion to dismiss the complaint. In December 2013, the Court granted the Company's motion and dismissed the complaint with prejudice. In January 2014, the State of West Virginia appealed the decision.

In January 2012, a Global Resolution Agreement entered into by the Company and a third party auditor became effective upon its acceptance by the unclaimed property departments of 20 states and jurisdictions. Under the terms of the Global Resolution Agreement, the third party auditor acting on behalf of the signatory states will compare expanded matching criteria to the Social Security Master Death File ("SSMDF") to identify deceased insureds and contractholders where a valid claim has not been made. In February 2012, a Regulatory Settlement Agreement entered into by the Company to resolve a multi-state market conduct examination regarding its adherence to state claim settlement practices became effective upon its acceptance by the insurance departments of 20 states and jurisdictions. The Regulatory Settlement Agreement applies prospectively and requires the Company to adopt and implement additional procedures comparing its records to the SSMDF to identify unclaimed death benefits and prescribes procedures for identifying and locating beneficiaries once deaths are identified. Substantially all other jurisdictions that are not signatories to the Global Resolution Agreement or the Regulatory Settlement Agreement have entered into similar agreements with the Company.

The New York Attorney General has subpoenaed the Company, along with other companies, regarding its unclaimed property procedures and may ultimately seek remediation and other relief, including damages. Additionally, the New York Office of Unclaimed Funds is conducting an audit of the Company's compliance with New York's unclaimed property laws.

The Company's litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcome cannot be predicted. It is possible that the Company's results of operations or cash flow in a particular quarterly or annual period could be materially affected by an ultimate unfavorable resolution of pending litigation and regulatory matters depending, in part, upon the results of operations or cash flow for such period. In light of the unpredictability of the Company's litigation and regulatory matters, it is also possible that in certain cases an ultimate unfavorable resolution of one or more pending litigation or regulatory matters could have a material adverse effect on the Company's financial position. Management believes, however, that, based on information currently known to it, the ultimate outcome of all pending litigation and regulatory matters, after consideration of applicable reserves and rights to indemnification, is not likely to have a material adverse effect on the Company's financial position.

12. RELATED PARTY TRANSACTIONS

The Company has extensive transactions and relationships with Prudential Insurance and other affiliates. Although we seek to ensure that these transactions and relationships are fair and reasonable, it is possible that the terms of these transactions are not the same as those that would result from transactions among unrelated parties.

Expense Charges and Allocations

Many of the Company's expenses are allocations or charges from Prudential Insurance or other affiliates. These expenses can be grouped into general and administrative expenses and agency distribution expenses.

The Company's general and administrative expenses are charged to the Company using allocation methodologies based on business production processes. Management believes that the methodology is reasonable and reflects costs incurred by Prudential Insurance to process transactions on behalf of the Company. The Company operates under service and lease agreements whereby services of officers and employees, supplies, use of equipment and office space are provided by Prudential Insurance. The Company reviews its allocation methodology periodically which it may adjust accordingly. General and administrative expenses include allocations of stock compensation expenses related to a stock option program and a deferred compensation program issued by Prudential Financial. The expense charged to the Company for the stock option program was $1 million for each of the years ended December 31, 2014, 2013 and 2012. The expense charged to the Company for the deferred compensation program was $7 million, $7 million and $6 million for the years ended December 31, 2014, 2013 and 2012; respectively.

The Company is charged for its share of employee benefits expenses. These expenses include costs for funded and non-funded contributory and non-contributory defined benefit pension plans. Some of these benefits are based on final group earnings and length of service while others are based on an account balance, which takes into consideration age, service and earnings during career. The Company's share of net expense for the pension plans was $20 million, $22 million and $18 million for the years ended December 31, 2014, 2013 and 2012; respectively.

Prudential Insurance sponsors voluntary savings plans for its employee's 401(k) plans. The plans provide for salary reduction contributions by employees and matching contributions by the Company of up to 4% of annual salary. The Company's expense for its share of the voluntary savings plan was $9 million, $8 million and $8 million for both the years ended December 31, 2014, 2013 and 2012; respectively.

The Company is charged distribution expenses from Prudential Insurance's agency network for both its domestic life and annuity products through a transfer pricing agreement, which is intended to reflect a market based pricing arrangement.

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------

The Company pays commissions and certain other fees to Prudential Annuities Distributors, Incorporated ("PAD") in consideration for PAD's marketing and underwriting of the Company's products. Commissions and fees are paid by PAD to broker-dealers who sell the Company's products. Commissions and fees paid by the Company to PAD were $862 million, $877 million, and $1,222 million for the years ended December 31, 2014, 2013, and 2012, respectively.

Corporate Owned Life Insurance

The Company has sold five Corporate Owned Life Insurance or, "COLI," policies to Prudential Insurance, and one to Prudential Financial. The cash surrender value included in separate accounts for these COLI policies was $2,812 million at December 31, 2014 and $2,595 million at December 31, 2013. Fees related to these COLI policies were $45 million, $42 million and $35 million for the years ended December 31, 2014, 2013 and 2012; respectively. The Company retains the majority of the mortality risk associated with these COLI policies. In October 2013, the Company increased the maximum amount of mortality risk on any life to $3.5 million for certain COLI policies.

Derivative Trades

In its ordinary course of business, the Company enters into OTC derivative contracts with an affiliate, PGF.

Reinsurance with Affiliates

The Company participates in reinsurance with its affiliates Prudential Life Insurance Company of Taiwan Inc., ("Prudential of Taiwan"), Prudential Arizona Reinsurance Captive Company, ("PARCC"), UPARC, Pruco Re, Prudential Arizona Reinsurance Term Company, ("PAR Term"), PAR U, PURC, and Prudential Term Reinsurance Company, ("Term Re"), and its parent company, Prudential Insurance, in order to provide risk diversification and additional capacity for future growth, limit the maximum net loss potential, manage the statutory capital for its individual life business, facilitate its capital market hedging program and align accounting methodology for the assets and liabilities of living benefit riders contained in annuities contracts. The Company is not relieved of its primary obligation to the policyholder as a result of these agreements. Life reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term and coinsurance. Reinsurance ceded arrangements do not discharge the Company as the primary insurer. Ceded balances would represent a liability of the Company in the event the reinsurers were unable to meet their obligations to the Company under the terms of the reinsurance agreements. The Company believes a material reinsurance liability resulting from such inability of reinsurers to meet their obligations is unlikely.

On January 2, 2013, the Company began to assume GUL business from Prudential Insurance in connection with the acquisition of the Hartford Life Business. The GUL business assumed from Prudential Insurance is subsequently retroceded to PAR U. Collectively, reinsurance of this GUL business does not have a material impact on the equity of the Company.

Reserves related to reinsured long duration contracts are accounted for using assumptions consistent with those used to account for the underlying contracts. Amounts recoverable from reinsurers, for long duration reinsurance arrangements, are estimated in a manner consistent with the claim liabilities and policy benefits associated with the reinsured policies. Reinsurance premiums ceded for interest-sensitive life products are accounted for as a reduction of policy charges and fee income. Reinsurance premiums ceded for term insurance products are accounted for as a reduction of premiums.

Realized investment gains and losses include the impact of reinsurance agreements that are accounted for as embedded derivatives. Changes in the fair value of the embedded derivatives are recognized through "Realized investment gains (losses)." The Company has entered into reinsurance agreements to transfer the risk related to certain living benefit options on variable annuities to Pruco Re. The Company has also entered into an agreement with UPARC to reinsure a portion of the no-lapse guarantee provision on certain universal life products. These reinsurance agreements are derivatives and have been accounted for in the same manner as an embedded derivative. See Note 10 for additional information related to the accounting for embedded derivatives.

Reinsurance amounts included in the Company's Consolidated Statements of Financial Position as of December 31, were as follows:

                                                              December 31,       December 31,
                                                                  2014               2013
                                                           -----------------  -----------------
                                                                      (in thousands)

Reinsurance recoverable                                    $      20,594,371  $      13,614,964
Policy loans                                                         (69,501)           (64,720)
Deferred policy acquisition costs                                 (1,709,625)        (1,627,838)
Other assets                                                          39,458             42,895
Policyholders' account balances                                    4,827,071          4,681,356
Future policy benefits and other policyholder liabilities          2,193,735          1,359,340
Other liabilities (reinsurance payables) (1)                         433,627            618,781

(1)December 31, 2013 includes $388 million reclassed from reinsurance recoverables to other liabilities.

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------

The reinsurance recoverables by counterparty is broken out below.

                                  December 31,      December 31,
                                      2014              2013
                                ----------------- -----------------
                                          (in thousands)
UPARC                           $         407,209 $          44,835
PAR U                                   9,147,870         8,091,714
PURC                                    1,564,913           897,323
PARCC                                   2,499,567         2,411,157
PAR Term                                1,001,181           816,787
Term Re                                    97,099                 -
Prudential Insurance                      188,466           190,035
Pruco Re (1)                            4,522,665               642
Prudential of Taiwan                    1,157,881         1,157,639
Unaffiliated                                7,520             4,832
                                ----------------- -----------------
Total Reinsurance Recoverables  $      20,594,371 $      13,614,964
                                ================= =================

(1)December 31, 2013 excludes $388 million reclassed from reinsurance recoverable to other liabilities.

Reinsurance amounts, excluding investment gains (losses) on affiliated asset transfers, included in the Company's Consolidated Statements of Operations and Comprehensive Income (Loss) at December 31, were as follows:

                                                                       2014              2013              2012
                                                                 ----------------  ----------------  ----------------
                                                                                    (in thousands)
Premiums:
Direct                                                           $      1,408,833  $      1,319,390  $      1,221,990
Assumed                                                                         -                 -                 -
Ceded                                                                  (1,342,627)       (1,262,539)       (1,153,854)
                                                                 ----------------  ----------------  ----------------
   Net Premiums                                                            66,206            56,851            68,136
                                                                 ----------------  ----------------  ----------------
Policy charges and fee income:
Direct                                                                  2,763,536         2,356,617         2,048,167
Assumed                                                                   477,921           294,689                 -
Ceded                                                                  (1,166,605)         (770,381)         (513,404)
                                                                 ----------------  ----------------  ----------------
   Net policy charges and fee income:                                   2,074,852         1,880,925         1,534,763
                                                                 ----------------  ----------------  ----------------
Net investment income
Direct                                                                    406,620           421,107           419,010
Assumed                                                                     1,362             1,288                 -
Ceded                                                                      (3,964)           (3,384)           (1,500)
                                                                 ----------------  ----------------  ----------------
   Net investment income                                                  404,018           419,011           417,510
                                                                 ----------------  ----------------  ----------------
Net other income:
Direct                                                                     49,891            51,268            43,710
Assumed & Ceded                                                             7,936           (31,119)           30,303
                                                                 ----------------  ----------------  ----------------
   Net other income                                                        57,827            20,149            74,013
                                                                 ----------------  ----------------  ----------------
Interest credited to policyholders' account balances:
Direct                                                                    459,982           118,714           217,982
Assumed                                                                   117,725           146,011                 -
Ceded                                                                    (209,392)         (218,988)          (51,990)
                                                                 ----------------  ----------------  ----------------
   Net interest credited to policyholders' account balances               368,315            45,737           165,992
                                                                 ----------------  ----------------  ----------------
Policyholders' benefits (including change in reserves):
Direct                                                                  1,824,994         1,504,351         1,666,651
Assumed                                                                   792,616            76,425                 -
Ceded                                                                  (2,273,896)       (1,401,852)       (1,313,157)
                                                                 ----------------  ----------------  ----------------
   Net policyholders' benefits (including change in reserves)             343,714           178,924           353,494
                                                                 ----------------  ----------------  ----------------
Net reinsurance expense allowances, net of capitalization and
 amortization                                                            (266,048)         (143,100)         (204,225)
Realized investment gains (losses) net:
Direct                                                                 (4,375,107)        2,045,435          (102,605)
Assumed                                                                         -                 -                 -
Ceded                                                                   4,489,174        (2,058,885)          (53,842)
                                                                 ----------------  ----------------  ----------------
   Realized investment gains (losses) net                        $        114,067  $        (13,450) $       (156,447)
                                                                 ----------------  ----------------  ----------------

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


The gross and net amounts of life insurance face amount in force as of December 31, were as follows:

                                                          2014                2013                2012
                                                   ------------------  ------------------  ------------------
                                                                         (in thousands)
Direct gross life insurance face amount in force   $      709,800,479  $      661,834,408  $      612,238,145
Assumed gross life insurance face amount in force          44,519,176          44,691,950                   -
Reinsurance ceded                                        (694,659,804)       (650,340,432)       (557,559,303)
                                                   ------------------  ------------------  ------------------
Net life insurance face amount in force            $       59,659,851  $       56,185,926  $       54,678,842
                                                   ==================  ==================  ==================

UPARC

Through June 30, 2011 the Company, excluding its subsidiaries, reinsured its Universal Protector policies having no-lapse guarantees with UPARC, an affiliated company. UPARC reinsured an amount equal to 90% of the net amount at risk related to the first $1 million in face amount plus 100% of the net amount at risk related to the face amount in excess of $1 million as well as 100% of the risk of uncollectible policy charges and fees associated with the no-lapse guarantee provision of these policies.

Effective July 1, 2011, the agreement between the Company and UPARC to reinsure its Universal Protector policies having no-lapse guarantees was amended for policies with effective dates prior to January 1, 2011. Under the amended agreement, UPARC reinsures an amount equal to 27% of the net amount at risk related to the first $1 million in face amount plus 30% of the net amount at risk related to the face amount in excess of $1 million as well as 30% of the risk of uncollectible policy charges and fees associated with the no-lapse guarantee provision of these policies. During the first quarter of 2013, the agreement between the Company and UPARC was further amended to revise language relating to the consideration due to the Company.

Effective July 1, 2013 the agreement between the Company and UPARC to reinsure its Universal Protector policies having no-lapse guarantees was amended for policies with effective dates January 1, 2011 through December 31, 2012. Under the amended agreement, UPARC reinsures an amount equal to 27% of the net amount at risk related to the first $1 million in face amount plus 30% of the net amount at risk related to the face amount in excess of $1 million as well as 30% of the risk of uncollectible policy charges and fees associated with the no-lapse guarantee provision of these policies.

Effective January 1, 2014 the agreement between the Company and UPARC to reinsure its Universal Protector policies having no-lapse guarantees was amended for policies with effective dates on or after January 1, 2014. Under the amended agreement, UPARC will no longer reinsure Universal Protector policies having no-lapse guarantees.

Effective July 1, 2014 the agreement between the Company and UPARC to reinsure its Universal Protector policies having no-lapse guarantees was further amended for policies with effective dates January 1, 2013 through December 31, 2013. Under the amended agreement, UPARC reinsures an amount equal to 27% of the net amount at risk related to the first $1 million in face amount plus 30% of the net amount at risk related to the face amount in excess of $1 million as well as 30% of the risk of uncollectible policy charges and fees associated with the no-lapse guarantee provision of these policies.

PAR U

Effective July 1, 2011, the Company, excluding its subsidiaries, entered into an automatic coinsurance agreement with PAR U to reinsure an amount equal to 70% of all the risks associated with its Universal Protector policies having no lapse guarantees as well as its Universal Plus policies, with effective dates prior to January 1, 2011. During the first quarter of 2013, the agreement between the Company, excluding its subsidiaries, and PAR U was amended to revise language relating to the consideration due to PAR U.

Effective July 1, 2012, the Company's wholly owned subsidiary, PLNJ, entered into an automatic coinsurance agreement with PAR U to reinsure an amount equal to 95% of all the risks associated with its universal life policies. During the fourth quarter of 2012, the agreement between PLNJ and PAR U was amended to revise language relating to the consideration due to PAR U.

On January 2, 2013 the Company began to assume GUL business from Prudential Insurance in connection with the acquisition of the Hartford Life Business. The GUL business assumed from Prudential Insurance is subsequently retroceded to PAR U. Collectively, reinsurance of the GUL business does not have a material impact on the equity of the Company.

Effective July 1, 2013, the agreement between the Company, excluding its subsidiaries, and PAR U was amended for policies with effective dates from January 1, 2011 through December 31, 2012. Under the amended agreement, PAR U reinsures an amount equal to 70% of all the risks associated with its Universal Protector policies having no lapse guarantees as well as its Universal Plus policies, with effective dates from January 1, 2011 through December 31, 2012 in addition to policies covered by the initial reinsurance agreement discussed above.

Effective October 1, 2013, the Company entered into an Assumption and Novation Agreement with PAR U and PURC. Under this agreement, PAR U novates, assigns, and transfers to PURC all of its rights, title, interests, duties, obligations, and liabilities under the aforementioned amendment entered into on July 1, 2013. PURC will succeed PAR U and become the counterparty to the Company with respect to the novated business pursuant to the Novated Coinsurance Agreement (the "PURC Novated Coinsurance Agreement"). There is no financial impact to the Company as a result of this transaction.

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


PURC

The Company, excluding its subsidiaries, reinsures an amount equal to 70% of all the risks associated with its Universal Protector policies having no lapse guarantees as well as its Universal Plus policies, with effective dates from January 1, 2011 through December 31, 2012 with PURC pursuant to the PURC Novated Coinsurance Agreement (as defined in "PARU" above).

Effective January 1, 2014, the Company, excluding its subsidiaries, entered into an automatic coinsurance agreement with PURC to reinsure an amount equal to 95% of all the risks associated with its Universal Protector policies having no lapse guarantees, as well as its Universal Plus policies, with effective dates on or after January 1, 2014.

Effective July 1, 2014, the agreement between the Company, excluding its subsidiaries, and PURC was amended to reinsure policies with effective dates from January 1, 2013 through December 31, 2013. Under the amended agreement, PURC reinsures an amount equal to 70% of all the risks associated with its Universal Protector policies having no lapse guarantees as well as its Universal Plus policies, in addition to policies initially covered by the PURC Novated Coinsurance Agreement.

PARCC

The Company reinsures 90% of the risks under its term life insurance policies, with effective dates prior to January 1, 2010, through an automatic coinsurance agreement with PARCC.

PAR Term

The Company reinsures 95% of the risks under its term life insurance policies with effective dates January 1, 2010 through December 31, 2013, through an automatic coinsurance agreement with PAR Term.

Term Re

The Company reinsures 95% of the risks under its term life insurance policies with effective dates on or after January 1, 2014 through an automatic coinsurance agreement with Term Re.

Prudential Insurance

The Company has a yearly renewable term reinsurance agreement with Prudential Insurance and reinsures the majority of all mortality risks not otherwise reinsured.

On January 2, 2013, the Company began to assume GUL business from Prudential Insurance in connection with the acquisition of the Hartford Life Business. The GUL business assumed from Prudential Insurance is subsequently retroceded to PAR U. Collectively, reinsurance of this GUL business does not have a material impact on the equity of the Company.

The Company has reinsured a group annuity contract with Prudential Insurance, in consideration for a single premium payment by the Company, providing reinsurance equal to 100% of all payments due under the contract.

Pruco Re

The Company uses reinsurance as part of its risk management and capital management strategies for certain of its optional living benefit features available under certain of its annuity products. Starting from 2005, the Company has entered into various automatic coinsurance agreements with Pruco Re, an affiliated company, to reinsure its living benefit features sold on certain of its annuities.

Taiwan Branch Reinsurance Agreement

On January 31, 2001, the Company transferred all of its assets and liabilities associated with its Taiwan branch, including its Taiwan insurance book of business to Prudential of Taiwan, an affiliated company.

The mechanism used to transfer this block of business in Taiwan is referred to as a "full acquisition and assumption" transaction. Under this mechanism, the Company is jointly liable with Prudential of Taiwan for two years from the giving of notice to all obligees for all matured obligations and for two years after the maturity date of not-yet-matured obligations. Prudential of Taiwan is also contractually liable, under indemnification provisions of the transaction, for any liabilities that may be asserted against the Company.

The transfer of the insurance related assets and liabilities was accounted for as a long-duration coinsurance transaction under accounting principles generally accepted in the United States. Under this accounting treatment, the insurance related liabilities remain on the books of the Company and an offsetting reinsurance recoverable is established. These assets and liabilities are denominated in US dollars.

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


Affiliated Asset Administration Fee Income

The Company has a revenue sharing agreement with AST Investment Services, Inc. and Prudential Investments LLC whereby the Company receives fee income calculated on contractholder separate account balances invested in the Advanced Series Trust. Income received from AST Investment Services, Inc. and Prudential Investments LLC related to this agreement was $364 million, $311 million, and $227 million for the years ended December 31, 2014, 2013, and 2012, respectively. These revenues are recorded as "Asset administration fees" in the Consolidated Statements of Operations and Comprehensive Income (Loss).

The Company has a revenue sharing agreement with Prudential Investments LLC, whereby the Company receives fee income based on policyholders' separate account balances invested in The Prudential Series Fund ("PSF"). Income received from Prudential Investments LLC, related to this agreement was $12 million, $11 million, and $11 million for the years ended December 31, 2014, 2013, and 2012, respectively. These revenues are recorded as "Asset administration fees" in the Consolidated Statements of Operations and Comprehensive Income (Loss).

Affiliated Investment Management Expenses

In accordance with an agreement with Prudential Investment Management, Inc. ("PIMI"), the Company pays investment management expenses to PIMI who acts as investment manager to certain Company general account and separate account assets. Investment management expenses paid to PIMI related to this agreement was $15 million for the years ended December 31, 2014, 2013, and 2012. These expenses are recorded as "Net Investment Income" in the Consolidated Statements of Operations and Comprehensive Income (Loss).

Affiliated Asset Transfers

From time to time, the Company participates in affiliated asset trades with parent and sister companies. Book and market value differences for trades with a parent and sister are recognized within Additional paid-in-capital ("APIC") and Realized investment gain (loss), respectively. The table below shows affiliated asset trades as of December 31, 2013 and 2014.

                                                                                                              Additional
                                                                                                               Paid-in
                                                                                                             Capital, Net
                                                                                                                of Tax
                                                                                         Fair                 Increase/
Affiliate              Date   Transaction                 Security Type                  Value    Book Value  (Decrease)
--------------------- ------- ------------- ------------------------------------------ ---------- ---------- ------------
                                                                                                            (in millions)
Prudential Insurance  Jan-13  Transfer In   Fixed Maturities                           $      126 $      108  $    (12)
PAR U                 Jan-13  Transfer Out  Fixed Maturities                                  126        108          -
Prudential Insurance  Jan-13  Transfer In   Fixed Maturities, Commercial Mortgages,
                                            Short-term Investments, & Trading Account
                                            Assets                                          4,825      4,825        (1)
PAR U                 Jan-13  Transfer Out  Fixed Maturities, Commercial Mortgages,
                                            Short-term Investments, & Trading Account
                                            Assets                                          4,826      4,821          -
UPARC                 Feb-13  Transfer In   Fixed Maturities                                   56         52          -
PAR U                 Feb-13  Transfer Out  Fixed Maturities                                  132        122          -
Prudential Insurance  Mar-13  Purchased     Fixed Maturities                                   47         44        (2)
Prudential Insurance  Sep-13  Sale          Commercial Mortgages                                2          2          1
Prudential Financial  Sep-13  Transfer Out  Fixed Maturities                                   25         25        (1)
UPARC                 Sep-13  Transfer In   Fixed Maturities & Private Equity                 192        189          -
PARU                  Sep-13  Transfer Out  Fixed Maturities, Commercial Mortgages, &
                                            Private Equity                                    704        694          -
Prudential Insurance  Mar-14  Purchased     Fixed Maturities                                   13         13          -
Prudential Financial  Sep-14  Transfer In   Fixed Maturities & Private Equity                  81         77          3
Prudential Financial  Sep-14  Transfer Out  Fixed Maturities                                  142        136        (4)
PURC                  Sep-14  Transfer Out  Fixed Maturities, Commercial Mortgages, &
                                            Private Equity                                    178        172          -
PALAC                 Oct-14  Purchased     Fixed Maturities                                   10          9          -
Prudential Insurance  Dec-14  Purchased     Fixed Maturities, Commercial Mortgages, &
                                            Private Equity                                    122        102       (13)
PURC                  Dec-14  Purchased     JV/LP Investment                                    3          3          -


                                            Realized
                                           Investment Derivative
                                             Gain/      Gain/
              Security Type                  (Loss)     (Loss)
------------------------------------------ ---------- ----------

Fixed Maturities                            $     -   $       -
Fixed Maturities                                 18           -
Fixed Maturities, Commercial Mortgages,
Short-term Investments, & Trading Account
Assets                                            -           -
Fixed Maturities, Commercial Mortgages,
Short-term Investments, & Trading Account
Assets                                            5           -
Fixed Maturities                                  -           -
Fixed Maturities                                 10           -
Fixed Maturities                                  -           -
Commercial Mortgages                              -           -
Fixed Maturities                                  -           -
Fixed Maturities & Private Equity                 -           3
Fixed Maturities, Commercial Mortgages, &
Private Equity                                   10        (15)
Fixed Maturities                                  -           -
Fixed Maturities & Private Equity                 -           -
Fixed Maturities                                  -           -
Fixed Maturities, Commercial Mortgages, &
Private Equity                                    6         (8)
Fixed Maturities                                (1)           -
Fixed Maturities, Commercial Mortgages, &
Private Equity                                    -           -
JV/LP Investment                                  -           -

                         Pruco Life Insurance Company

--------------------------------------------------------------------------------


Debt Agreements

The Company is authorized to borrow funds up to $2.2 billion from affiliates to meet its capital and other funding needs.

The following table provides the breakout of the Company's short-term and long-term debt with affiliates:

                                               Amount of Notes - Amount of Notes -
Affiliate                          Date Issued December 31, 2014 December 31, 2013 Interest Rate Date of Maturity
---------                          ----------- ----------------- ----------------- ------------- -----------------
                                                (in thousands)
Prudential Financial               11/15/2010   $            -    $       66,000           3.01%        11/13/2015
Prudential Financial                6/20/2011           50,000           150,000   2.17% - 3.17%   6/2014 - 6/2016
Prudential Financial               12/15/2011           11,000           159,000   2.99% - 3.61% 12/2014 - 12/2016
Prudential Financial               12/16/2011           22,000            33,000   2.99% - 3.61% 12/2014 - 12/2016
Prudential Financial               12/20/2012                -            88,000           1.37%        12/15/2015
Prudential Insurance               12/20/2010          204,000           204,000           3.47%        12/21/2015
Washington Street Investment        6/20/2012          237,000           316,000   2.06% - 3.02%   6/2014 - 6/2017
Washington Street Investment       12/17/2012          198,000           264,000   1.12% - 1.87% 12/2014 - 12/2017
Washington Street Investment       12/17/2012           39,000            52,000   1.21% - 1.87% 12/2014 - 12/2017
Prudential Financial               11/15/2013            9,000             9,000           2.24%        12/15/2018
Prudential Financial               11/15/2013           23,000            23,000           3.19%        12/15/2020
Prudential Insurance                12/6/2013          120,000           120,000           2.60%        12/15/2018
Prudential Insurance                12/6/2013          130,000           130,000           4.39%        12/15/2023
Prudential Insurance                12/6/2013          250,000           250,000           3.64%        12/15/2020
Pru Funding, LLC                   12/31/2013                -             2,900           0.23%          1/7/2014
Prudential Insurance                9/25/2014           30,000                 -           1.89%         6/20/2017
Prudential Insurance                9/25/2014           40,000                 -           3.95%         6/20/2024
Prudential Insurance                9/25/2014           20,000                 -           2.80%         6/20/2019
Prudential Insurance                9/25/2014           50,000                 -           3.95%         6/20/2024
Prudential Insurance                9/25/2014           50,000                 -           2.80%         6/20/2019
Prudential Insurance                9/25/2014          100,000                 -           3.47%         6/20/2021
Prudential Insurance                9/25/2014          100,000                 -           3.95%         6/20/2024
Prudential Financial               12/15/2014            5,000                 -           2.57%        12/15/2019
Prudential Financial               12/15/2014           23,000                 -           3.14%        12/15/2021
                                                --------------    --------------
Total Loans Payable to Affiliates               $    1,711,000    $    1,866,900
                                                ==============    ==============

The total interest expense to the Company related to loans payable to affiliates was $52.3 million, $40.2 million, and $43.7 million for the years ended December 31, 2014, 2013, and 2012, respectively.

Contributed Capital and Dividends

In June and December of 2014 the Company paid dividends in the amounts of $338 million and $410 million respectively to Prudential Insurance. In July and December of 2013 the Company paid dividends in the amounts of $155 million and $268 million respectively to Prudential Insurance.

13. QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

The unaudited quarterly results of operations for the years ended December 31, 2014 and 2013 are summarized in the table below:

                                                     March 31     June 30    September 30  December 31
                                                   ----------------------------------------------------
                                                                      (in thousands)

2014
Total revenues                                     $    815,709 $    782,985 $    687,949  $    807,454
Total benefits and expenses                             469,135      483,283      512,624       702,879
Income (loss) from operations before income taxes       346,574      299,702      175,325       104,575
Net income (loss)                                  $    279,170 $    249,068 $    172,179  $     85,386
                                                   ============ ============ ============  ============

2013
Total revenues                                     $    690,333 $    656,314 $    681,086  $    668,041
Total benefits and expenses                             235,444      229,901     (178,013)      303,812
Income (loss) from operations before income taxes       454,889      426,413      859,099       364,229
Net income (loss)                                  $    347,055 $    311,997 $    577,646  $    301,512
                                                   ============ ============ ============  ============

            Report of Independent Registered Public Accounting Firm

To the Board of Directors and Stockholder of Pruco Life Insurance Company:

In our opinion, the accompanying consolidated statements of financial position and the related consolidated statements of operations and comprehensive income, of equity and of cash flows present fairly, in all material respects, the financial position of Pruco Life Insurance Company (a wholly owned subsidiary of The Prudential Insurance Company of America) and its subsidiaries at December 31, 2014 and December 31, 2013, and the results of their operations and their cash flows for each of the three years in the period ended
December 31, 2014 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 12 of the consolidated financial statements, the Company has entered into extensive transactions with affiliated entities.

/s/ PRICEWATERHOUSECOOPERS LLP

New York, New York
March 12, 2015

PART C

                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS:

(a) Financial Statements

(1) Financial Statements of the Sub-accounts of Pruco Life Flexible Premium Variable Annuity Account (Registrant) consisting of the Statement of Net Assets as of December 31, 2014; the Statement of Operations for the period ended December 31, 2014; the Statement of Changes in Net Assets for the periods ended December 31, 2014 and December 31, 2013, and the Notes relating thereto appear at the end of the Statement of Additional Information (Part B of the Registration Statement).

(2) Consolidated Financial Statements of Pruco Life Insurance Company (Depositor) and its subsidiaries consisting of the Consolidated Statements of Financial Position as of December 31, 2014 and 2013; and the related Consolidated Statements of Operations, Changes in Stockholder's Equity and Cash Flows for the years ended December 31, 2014, 2013, and 2012; and the Notes to the Consolidated Financial Statements appear at the end of the Statement of Additional Information (Part B of the Registration Statement).

(b) Exhibits:

(1) Resolution of the Board of Directors of Pruco Life Insurance Company establishing the Pruco Life Flexible Premium Variable Annuity Account. (Note 3)

(2) Agreements for custody of securities and similar investments--Not
Applicable.

(3) (a) Distribution and Underwriting Agreement between Prudential Annuities Distributors, Inc. "PAD" (Underwriter) and Pruco Life Insurance Company (Depositor). (Note 4)

(b) (1) Specimen Affiliated Insurer Amendment to Selling Agreement (Note 9)

(b) (2) List of Broker Dealers selling under original Selling Agreement.
(Note 10)

(b) (3) List of Broker Dealers that executed Amendment to Selling Agreement. (Note 10)

(4) (a) Form of B, L, and X Base Contract P-BLX/IND (2/10) and Form of "C" Base Contract P-CR/IND (2/10) (including B, L, X & C schedule pages). (Note 2)

(4) (a)(1) Form of Beneficiary Annuity Schedules (including schedule pages for each X, L, B, and C (P-B-DCD-IND(2-10), P-L-DCD-IND(2/10), (P-X-DCD-IND(2/10) and (P-C-DCD-IND (2/10). (Note 9)

(b) Form of Medically Related Surrender Endorsement P-END-MRS (02/10). (Note 2)

(c) Form of Medically Related Surrender Schedule Supplement P-SCH-MRS (02/10). (Note 2)

(d) Form of Return of Adjusted Purchase Payments Death Benefit Rider P-RID-ROP (02/10). (Note 2)

(e) Form of Return of Adjusted Purchase Payments Death Benefit Schedule Rider P-SCH-ROP (02/10). (Note 2)

(f) Form of Market Value Adjustment Option Rider P-RID-MVA (02/10). (Note 2)

(g) Form of Market Value Adjustment Option Rider Schedule Supplement P-SCH-MVA (02/10). (Note 2)

(h) Form of Dollar Cost Averaging Program Rider P-RID-DCA (02/10). (Note 2)

(i) Form of Dollar Cost Averaging Program Schedule Supplement P-SCH-DCA (02/10). (Note 2)

(j) Form of Highest Anniversary Value Death Benefit Rider P-RID-HAV (02/10). (Note 2)

(k) Form of Highest Anniversary Value Death Benefit Schedule Supplement P-SCH-HAV (02/10). (Note 2)

(l) Form of Combination Death Benefit Rider P-RID-HAVROLL (02/10). (Note 2)

(m) Form of Combination Death Benefit Schedule Supplement P-SCH-HAVROLL (02/10). (Note 2)

(n) Form of Individual Retirement Annuity Endorsement P-END-IRA (02/10).
(Note 2)

(o) Form of Roth Individual Retirement Annuity Endorsement P-END-ROTH (02/10). (Note 2)

(p) Form of Beneficiary Individual Retirement Annuity Endorsement P-END-IRABEN (02/10). (Note 2)

(q) Form of Beneficiary Roth Individual Retirement Annuity Endorsement P-END-ROTHBEN (02/10). (Note 2)

(r) Form of Highest Daily Lifetime 6 Plus Benefit Rider (P-RID-HD6-(02/10)). (Note 2)

(s) Form of Highest Daily Lifetime 6 Plus Schedule (P-SCH-HD6-(02/10)). (Note 2)

(t) Form of Highest Daily Lifetime 6 Plus with LIA Benefit Rider
(P-RID-HD6-LIA-(02/10)). (Note 2)

(u) Form of Highest Daily Lifetime 6 Plus with LIA Schedule
(P-SCH-HD6-LIA-(02/10)). (Note 2)

(v) Form of Highest Daily GRO II Benefit rider (P-RID-HD GRO-11/09). (Note 7)

(w) Form of Highest Daily GRO II Benefit SCHEDULE (P-SCH-HD GRO-11/09). (Note 7)

(x) Form of GRO Plus II benefit rider (P-RID-GRO (02/10). (Note 2)

(y) Form of GRO Plus II benefit schedule (P-SCH-GRO (02/10). (Note 2)

(z) Form of 403(b) Annuity Endorsement (P-END-403 (2/10). (Note 2)

(aa) Form of Beneficiary Annuity Endorsement P-ENDBENE (2/10). (Note 2)

(ab) Form of Beneficiary Annuity Schedules (including schedule pages for each X, L, B, and C (P-B-DCD-IND(2/10), P-L-DCD-IND(2/10), (P-X-DCD-IND(2/10), and
(P-C-DCD-IND(2/10). (Note 9)

(ac) Form of Affiliation Credit Endorsement P-END-ACE(2/10). (Note 10)

(ad) Form of Highest Daily GRO II Benefit Schedule Supplement
(P-SCH-HDGRO(11/09)((8/10)). (Note 11)

(ae) Highest Daily Lifetime Income Benefit Rider P-RID-HD(1/11). (Note 13)

(af) Highest Daily Lifetime Income Benefit Schedule Supplement P-SCH-HD (1/11). (Note 13)

(ag) Highest Daily Lifetime Income with Lifetime Income Accelerator Benefit Rider P-RID-HD-LIA(1/11). (Note 13)

(ah) Highest Daily Lifetime Income with Lifetime Income Accelerator Benefit Schedule Supplement P-SCH-HD-LIA(1/11). (Note 13)

(ai) Form of Highest Daily Lifetime Income Benefit 2.0 rider (P-RID-HD-7-12). (Note 14)

(aj) Form of Highest Daily Lifetime Income Benefit 2.0 schedule
(P-SCH-HD-7-12). (Note 14)

(ak) Form of Highest Daily Lifetime Income Benefit 2.0 with LIA rider (P-RID-HD-LIA-7-12). (Note 14)

(al) Form of Highest Daily Lifetime Income Benefit 2.0 with LIA schedule (P-SCH-HD-LIA-7-12). (Note 14)

(am) Form of Highest Daily Lifetime Income Benefit 2.0 with HDDB rider (P-RID-HD-HDB-7-12). (Note 14)

(an) Form of Highest Daily Lifetime Income Benefit 2.0 with HDDB schedule (P-SCH-HD-HDB-7-12). (Note 14)

(ao) Form of Highest Daily Lifetime Income Benefit v2.1 rider P-RID-HD(2-13) (includes schedule pages). (Note 15)

(ap) Form of Highest Daily Lifetime Income Benefit v2.1 w/HDDB rider P-RID-HD-HDB(2-13) (includes schedule pages). (Note 15)

(4) (aq) Amendatory Tax Endorsement. (Note 16)

(5) (a) Application form for the Contract P-VAA (02/10). (Note 9)

(b) Form of Application form for the Contract P-IBVAA (02/10). (Note 9)

(c) Form of Application for the Contract ORD202826 Rev (7/12). (Note 14)

(d) Form of Applications for the Contract ORD202826 Rev (2/13) and Beneficiary Contract ORD202828 Rev (2/13). (Note 15)

(6) (a) Articles of Incorporation of Pruco Life Insurance Company, as amended through October 19, 1993. (Note 6)

(b) By-laws of Pruco Life Insurance Company, as amended through May 6, 1997. (Note 5)

(7) Copy of Contract of reinsurance in connection with Variable Annuity
Contracts:

(a) Coinsurance Agreement for HD6+. (Note 16)

(b) Pruco Reinsurance Ltd. for HDI benefit filed via EDGAR with Pre-Effective Amendment No. 1 to Registration Statement No. 333-170466 filed April 1, 2011.

(c) Coinsurance Agreement for HD1 2.0. (Note 18)

(8) Other material contracts performed in whole or in part after the date the registration statement is filed:

(a) Copy of AST Fund Participation Agreement. (Note 9)

(b) Copy of Franklin Templeton Fund Participation Agreement. (Note 9)

(c) Shareholder Information Agreement (Sample Rule 22C-2). (Note 8)

(d) Amendment to Fund Participation Agreement. (Note 16)

(9) Opinion of Counsel. (Note 2)

(10) Written Consent of Independent Registered Public Accounting Firm. (Note 1).

(11) All financial statements omitted from Item 23, Financial Statements--Not Applicable.

(12) Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter, or initial Contract owners--Not Applicable.

(13) Powers of Attorney:

(a) Power of Attorney for Bernard J. Jacob (Note 17)

(b) Power of Attorney for Lori D. Fouche (Note 1)

(c) Power of Attorney for Yanela C. Frias (Note 17)

(d) Power of Attorney for Kent D. Sluyter (Note 17)

(e) Power of Attorney for Richard F. Lambert (Note 17)

(f) Power of Attorney for John Chieffo (Note 17)

(g) Power of Attorney for Kenneth Y. Tanji (Note 17)

(Note 1) Filed herewith.

(Note 2) Incorporated by reference to Form N-4, Registration No. 333-162673, as filed October 26, 2009 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(Note 3) Incorporated by reference to Form N-4, Registration No. 033-61125, filed July 19, 1995 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(Note 4) Incorporated by reference to Post-Effective Amendment No. 9, Form N-4, Registration No. 333-130989, filed December 18, 2007 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 5) Incorporated by reference to Form 10-Q, as filed August 15, 1997, on behalf of Pruco Life Insurance Company.

(Note 6) Incorporated by reference to Form N-4, Registration No. 333-06701, filed June 24, 1996 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(Note 7) Incorporated by reference to Post-Effective Amendment No. 23 to Registration No. 333-130989, filed August 27, 2009 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 8) Incorporated by reference to Post-Effective Amendment No. 3 to Registration No. 333-130989, filed April 19, 2007 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 9) Incorporated by reference to Pre-Effective Amendment No. 1 to Registration No. 333-162673, filed February 3, 2010 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 10) Incorporated by reference to Post-Effective Amendment No. 1 to Registration No. 333-162673, filed April 16, 2010 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 11) Incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 333-162673, filed July 1, 2010 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 12) Incorporated by reference to Post-Effective Amendment No. 5 to Registration No. 333-184541, filed January 22, 2015 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 13) Incorporated by reference to Post-Effective Amendment No. 5 to Registration No. 333-162673, filed December 20, 2010 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 14) Incorporated by reference to Post-Effective Amendment No. 13 to Registration No. 333-162673, filed July 31, 2012 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 15) Incorporated by reference to Post-Effective Amendment No. 17 to Registration No. 333-162673, filed February 13, 2013 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 16) Incorporated by reference to Post-Effective Amendment No. 18 to Registration No. 333-162673, filed April 12, 2013 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 17) Incorporated by reference to Post-Effective Amendment No. 22 to Registration No. 333-162673, filed April 8, 2015 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR (ENGAGED DIRECTLY OR INDIRECTLY, IN REGISTRANT'S VARIABLE ANNUITY BUSINESS:

NAME AND PRINCIPAL BUSINESS ADDRESS      POSITION AND OFFICES WITH DEPOSITOR
-----------------------------------     --------------------------------------
Lori D. Fouche                          President, Chief Executive Officer,
                                        and Director

One Corporate Drive
Shelton, Connecticut 06484-6208

Yanela C. Frias                         Vice President, Director, Chief
213 Washington Street                   Accounting Officer, and Chief
Newark, New Jersey 07102-2917           Financial Officer

John Chieffo                            Vice President and Director
213 Washington Street
Newark, New Jersey 07102-2917

Lynn K. Stone                           Vice President, Chief Legal Officer,
One Corporate Drive                     and Secretary
Shelton, Connecticut 06484-6208

Theresa M. Dziedzic                     Senior Vice President, Chief Actuary,
751 Broad Street                        and Appointed Actuary
Newark, New Jersey 07102-3714

Bernard J. Jacob                        Director
751 Broad Street
Newark, New Jersey 07102-3714

Richard F. Lambert                      Director
751 Broad Street
Newark, New Jersey 07102-3714

James M. O'Connor                       Senior Vice President and Actuary
751 Broad Street
Newark, New Jersey 07102-3714

Kent D. Sluyter                         Senior Vice President and Director
213 Washington Street
Newark, New Jersey 07102-2917

Kenneth Y. Tanji                        Director and Treasurer
751 Broad Street
Newark, New Jersey 07102-3714

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR
REGISTRANT:

The Registrant separate account may be deemed to be under common control (or where indicated, identical to) the following separate accounts that are sponsored either by the depositor or an insurer that is an affiliate of the depositor: The Prudential Discovery Premier Group Variable Contract Account, The Prudential Variable Appreciable Account, The Prudential Individual Variable Contract Account, The Prudential Variable Contract Account GI-2, The Prudential Qualified Individual Variable Contract Account, The Prudential Variable Contract Account-24, The Prudential Discovery Select Group Variable AnnuityContract Account (separate accounts of Prudential); the Pruco Life Flexible Premium Variable Annuity Account; the Pruco Life PRUvider Variable Appreciable Account; the Pruco Life Variable Universal Account, the Pruco Life Variable Insurance Account, the Pruco Life Variable Appreciable Account, the Pruco Life Single Premium Variable Life Account, the Pruco Life Single Premium Variable Annuity Account (separate accounts of Pruco Life Insurance Company ("Pruco Life"); the Pruco Life of New Jersey Flexible Premium Variable Annuity Account; the Pruco Life of New Jersey Variable Insurance Account, the Pruco Life of New Jersey Variable Appreciable Account, the Pruco Life of New Jersey Single Premium Variable Life Account, and the Pruco Life of New Jersey Single Premium Variable Annuity Account (separate accounts of Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey"). Pruco Life, a life insurance company organized under the laws of Arizona, is a direct wholly-owned subsidiary of The Prudential Insurance Company of America and an indirect wholly-owned subsidiary of Prudential Financial, Inc. Pruco Life of New Jersey, a life insurance company organized under the laws of New Jersey, is a direct wholly-owned subsidiary of Pruco Life, and an indirect wholly-owned subsidiary of Prudential Financial, Inc.

The subsidiaries of Prudential Financial Inc. ("PFI") are listed under
Exhibit 21.1 of the Annual Report on Form 10-K of PFI (Registration
No. 001-16707), filed on February 20, 2015, the text of which is hereby incorporated by reference. In addition to those subsidiaries, Prudential holds all of the voting securities of Prudential's Gibraltar Fund, Inc., a Maryland corporation, in three of its separate accounts. Prudential's Gibraltar Fund, Inc. is registered as an open-end, diversified, management investment company under the Investment Company Act of 1940 (the "Act"). The separate accounts listed above are registered as unit investment trusts under the Act. Registrant may also be deemed to be under common control with The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, and The Prudential Variable Account Contract Account-11, (separate accounts of The Prudential Insurance Company of America which are registered as open-end, diversified management investment companies).

ITEM 27. NUMBER OF CONTRACT OWNERS: As of November 30, 2015, there were 35,623 Qualified contract owners and 11,528 Non-Qualified contract owners of the X series, 94,485 Qualified contract owners and 37,600 Non-Qualified contract owners of the B series, 51,304 Qualified contract owners and 20,424 Non-Qualified contract owners of the L series, and 4,065 Qualified contract owners and 3,169 Non-Qualified contract owners of the C series.

ITEM 28. INDEMNIFICATION:

The Registrant, in conjunction with certain of its affiliates, maintains insurance on behalf of any person who is or was a trustee, director, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of such other affiliated trust or corporation, against any liability asserted against and incurred by him or her arising out of his or her position with such trust or corporation.

Arizona, the state of organization of Pruco Life Insurance Company ("Pruco"), permits entities organized under its jurisdiction to indemnify directors and officers with certain limitations. The relevant provisions of Arizona law permitting indemnification can be found in Section 10-850 et. seq. of the Arizona Statutes Annotated. The text of Pruco's By-law, Article VIII, which relates to indemnification of officers and directors, is incorporated by reference to Exhibit 3(ii) to its form 10-Q filed August 15, 1997.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS:

(a) Prudential Annuities Distributors, Inc. (PAD)

PAD serves as principal underwriter for variable annuities issued by each of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and Prudential Annuities Life Assurance Corporation. Each of those insurers is part of Prudential Annuities, a business unit of Prudential Financial, that primarily issues individual variable annuity contracts. The separate accounts of those insurance companies, through which the bulk of the variable annuities are issued, are the Pruco Life Flexible Premium Variable Annuity Account, the Pruco Life of New Jersey Flexible Premium Variable Annuity Account, and Prudential Annuities Life Assurance Corporation Variable Account B.

(b) Information concerning the directors and officers of PAD is set forth below:

NAME                                    POSITIONS AND OFFICES WITH UNDERWRITER
----                                    --------------------------------------
Rodney R. Allain                        President & CEO and Director
One Corporate Drive
Shelton, Connecticut 06484-6208

Rodney Branch                           Senior Vice President and Director
One Corporate Drive
Shelton, Connecticut 06484-6208

Wayne Chopus                            Senior Vice President and Director
One Corporate Drive
Shelton, Connecticut 06484-6208

Yanela C. Frias                         Senior Vice President and Director
213 Washington Street
Newark, New Jersey 07102-2917

Dawn M. LeBlanc                         Senior Vice President and Director
One Corporate Drive
Shelton, Connecticut 06484-6208

Steven P. Marenakos                     Senior Vice President and Director
One Corporate Drive
Shelton, Connecticut 06484-6208

Timothy S. Cronin                       Senior Vice President
One Corporate Drive
Shelton, Connecticut 06484-6208

Christopher J. Hagan                    Chief Operating Officer and Vice
2101 Welsh Road                         President
Dresher, Pennsylvania 19025-5000

John D. Rosero                          Vice President, Secretary and Chief
213 Washington Street                   Legal Officer
Newark, New Jersey 07102-2917

Elizabeth Marin                         Treasurer
751 Broad Street
Newark, New Jersey 07102-3714

Steven Weinreb                          Chief Financial Officer and Controller
Three Gateway Center
Newark, New Jersey 07102-4061

Michael B. McCauley                     Vice President and Chief Compliance
One Corporate Drive                     Officer
Shelton, Connecticut 06484-6208

Andrew A. Morawiec                      Vice President
One Corporate Drive
Shelton, Connecticut 06484-6208

William D. Wilcox                       Vice President
280 Trumbull Street
Hartford, Connecticut 06103-3509

Richard W. Kinville                     AML Officer
751 Broad Street
Newark, New Jersey 07102-3714

ITEM 29. PRINCIPAL UNDERWRITERS:

(c) Commissions received by PAD during 2014 with respect to all individual annuities issued by Pruco Life.

                      NET UNDERWRITING
NAME OF PRINCIPAL      DISCOUNTS AND   COMPENSATION ON  BROKERAGE
UNDERWRITER             COMMISSIONS      REDEMPTION    COMMISSIONS COMPENSATION
-----------------     ---------------- --------------- ----------- ------------
Prudential Annuities
  Distributors, Inc.*   $773,337,473        $-0-          $-0-         $-0-

*  PAD did not retain any of these commissions.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

All accounts, books or other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant through The Prudential Insurance Company of America, at its offices in Shelton, Connecticut and Fort Washington, Pennsylvania.

ITEM 31. MANAGEMENT SERVICES

Summary of any contract not discussed in Part A and Part B of the registration statement under which management-related services are provided to the Registrant--Not applicable.

ITEM 32. UNDERTAKINGS

(a) Registrant undertakes to file a post-effective amendment to this Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

(c) Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Restrictions on withdrawal under Section 403(b) Contracts are imposed in reliance upon, and in compliance with, a no-action letter issued by the Chief of the Office of Insurance Products and Legal Compliance of the U.S. Securities and Exchange Commission to the American Council of Life Insurance on
November 28, 1988.

(e) Pruco Life hereby represents that the fees and charges deducted under the contracts described in this Registration Statement are in the aggregate reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Pruco Life.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement, and has duly caused this post-effective amendment to be signed on its behalf in the City of Newark and the State of New Jersey on this 22nd day of December 2015.

             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                                  REGISTRANT

                       BY: PRUCO LIFE INSURANCE COMPANY
                                   DEPOSITOR

/s/ Lori D. Fouche*
-------------------------------------
Lori D. Fouche
President and Chief Executive Officer

                         PRUCO LIFE INSURANCE COMPANY
                                   DEPOSITOR

By:  /s/ Lori D. Fouche*
     -------------------------------------
     Lori D. Fouche
     President and Chief Executive Officer

                                  SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

      SIGNATURE                        TITLE                       DATE

/s/ Lori D. Fouche*     Director, President and Chief        December 22, 2015
----------------------  Executive Officer
Lori D. Fouche

Yanela C. Frias*        Chief Financial Officer, Chief       December 22, 2015
----------------------  Accounting Officer, Vice President
Yanela C. Frias         and Director (Principal Accounting
                        Officer)

John Chieffo*           Director                             December 22, 2015
----------------------
John Chieffo

Kenneth Y. Tanji*       Director                             December 22, 2015
----------------------
Kenneth Y. Tanji

Bernard J. Jacob*       Director                             December 22, 2015
----------------------
Bernard J. Jacob

Richard F. Lambert*     Director                             December 22, 2015
----------------------
Richard F. Lambert

Kent D. Sluyter*        Director                             December 22, 2015
----------------------
Kent D. Sluyter

By:  /s/ William J. Evers
     ----------------------
     William J. Evers

* Executed by William J. Evers on behalf of those indicated pursuant to Power of Attorney.

                                   EXHIBITS

(10) Written Consent of Independent Registered Public Accounting Firm.

(13)(b) Power of Attorney for Lori D. Fouche